            As filed with the Securities and Exchange Commission on May 1, 2007.
                                                      Registration No. 333-83558
                                                                        811-6584

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 13

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         (formerly, The Manufacturers Life Insurance Company of New York
                               Separate Account A)
                           (Exact name of Registrant)

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                  (formerly, The Manufacturers Life Insurance
                              Company of New York)
                               (Name of Depositor)

                       100 Summit Lake Drive, Second Floor
                            Valhalla, New York 10595
              (Address of Depositor's Principal Executive Offices)

                                 (914) 773-0708
               (Depositor's Telephone Number Including Area Code)

                           ARNOLD R. BERGMAN, Esquire
                 John Hancock Life Insurance Company of New York
                       100 Summit Lake Drive, Second Floor
                            Valhalla, New York 10595
                     (Name and Address of Agent for Service)

                                      Copy to:
                                John W. Blouch, Esq.
                                 Dykema Gossett PLLC
                                   Franklin Square
                                   Suite 300 West
                                 1300 I Street, N.W.
                             Washington, D.C. 20005-3306

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on May 1, 2007___________ pursuant to paragraph (b) of Rule 485,

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on _________, 2007 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item   Caption in Prospectus
--------   ---------------------
Part A

1.         Cover Page

2.         Glossary of Special Terms

3.         Overview, Fee Tables, Examples

4.         Appendix U: Accumulation Unit Value Tables

5.         General Information about Us, The Separate Accounts and The Funds

6.         Charges and Deductions; Withdrawal Charges; Administration Fees;
           Mortality and Expense Risks Charge; Taxes; Appendix A - Examples of
           Calculation of Withdrawal Charge

7.         Accumulation Period Provisions; Our Approval; Purchase Payments;
           Accumulation Units; Net Investment Factor; Transfers Among Investment
           Options; Special Transfer Services - Dollar Cost Averaging; Special
           Transfer Services - Asset Rebalancing Program; Withdrawals; Special
           Withdrawal Services - Income Plan; Contract Owner Inquiries; Other
           Contract Provisions; Ownership; Beneficiary; Modification;

8.         Pay-out Period Provisions; General; Annuity Options; Determination of
           Amount of the First Variable Annuity Payments; Annuity Units and the
           Determination of Subsequent Variable Annuity Payments; Transfers
           During Pay-out Period

9.         Accumulation Provisions; Death Benefit During Accumulation Period;
           Annuity Options; Death Benefit During Pay-out Period

10.        Accumulation Period Provisions; Purchase Payments; Accumulation
           Units; Value of Accumulation Units; Net Investment Factor;
           Distribution of Contracts

11.        Accumulation Period Provisions; Purchase Payments; Other Contract
           Provisions; Right to Review Contract

12.        Federal Tax Matters; Introduction; Our Tax Status; Special
           Considerations for Optional Benefits, Non-Qualified Contracts,
           Qualified Contracts

13.        Not Applicable

14.        Statement of Additional Information - Table of Contents

Part B     Caption in Statement of Additional Information

15.        Cover Page

16.        Table of Contents

17.        General Information and History.

18.        Services-Independent Auditors, Services-Servicing Agent

19.        Not Applicable

20.        Services - Principal Underwriter

21.        Performance Data

22.        Not Applicable

23.        Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                                    VERSION A
                         (Venture III Variable Annuity)
                          (currently issued contracts)

                                                    Prospectus dated May 1, 2007

                             (JOHN HANCOCK(R) LOGO)
                             JOHN HANCOCK ANNUITIES

                         Venture III(R) Variable Annuity

This Prospectus describes interests in VENTURE III flexible Purchase Payment deferred combination Fixed and Variable Annuity contracts (singly, a "Contract" and collectively, the "Contracts") issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York, or by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York. Unless otherwise specified, "we," "us," "our," or a "Company" refers to the applicable issuing company of a Contract. You, the Contract Owner, should refer to the first page of your Venture III(R) Variable Annuity Contract for the name of your issuing Company.

VARIABLE INVESTMENT OPTIONS. You may allocate Contract Values or additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. We will measure your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity payments according to the investment performance of applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or, in the case of John Hancock New York, applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "Separate Account" and collectively, the "Separate Accounts"). Each Sub-Account invests in one of the following Funds of John Hancock Trust that corresponds to a Variable Investment Option that we make available on the date of this Prospectus. We show the Fund's manager in bold above the name of the Fund:

CAPITAL GUARDIAN TRUST
COMPANY
   Income & Value Trust
   U.S. Large Cap Trust
CAPITAL RESEARCH AND
MANAGEMENT COMPANY (Adviser
to the American Fund Insurance
Series)
   American Asset Allocation Trust
   American Bond Trust
   American Global Growth Trust
   American Global Small Cap Trust
   American Growth Trust
   American Growth-Income Trust
   American High Income Trust
   American International Trust
   American New World Trust
DAVIS SELECTED ADVISERS, L.P.
   Financial Services Trust
   Fundamental Value Trust
DEUTSCHE INVESTMENT MANAGEMENT
AMERICAS INC.
   Real Estate Securities Trust
GRANTHAM, MAYO, VAN OTTERLOO &
CO. LLC
   International Core Trust
JENNISON ASSOCIATES LLC
   Capital Appreciation Trust
LEGG MASON CAPITAL
MANAGEMENT, INC.
   Core Equity Trust
MARSICO CAPITAL MANAGEMENT, LLC
   International Opportunities Trust
MFC GLOBAL INVESTMENT
MANAGEMENT (U.S.), LLC
   High Income Trust
MFC GLOBAL INVESTMENT MANAGEMENT
(U.S.A.) LIMITED
(Adviser to the Franklin Templeton
Founding Allocation Trust)
   Franklin Templeton Founding
   Allocation Trust
   Index Allocation Trust
   Lifestyle Aggressive Trust
   Lifestyle Balanced Trust
   Lifestyle Conservative Trust
MFC GLOBAL INVESTMENT MANAGEMENT
(U.S.A.) LIMITED
   Lifestyle Growth Trust
   Lifestyle Moderate Trust
   Mid Cap Index Trust
   Money Market Trust Pacific
   Rim Trust
MUNDER CAPITAL MANAGEMENT
   Small Cap Opportunities Trust
PACIFIC INVESTMENT MANAGEMENT
COMPANY LLC
   Global Bond Trust
   Total Return Trust
PZENA INVESTMENT MANAGEMENT, LLC
   Classic Value Trust
RCM CAPITAL MANAGEMENT LLC
T. ROWE PRICE ASSOCIATES, INC.
   Science & Technology Trust(1)
T. ROWE PRICE ASSOCIATES, INC.
   Blue Chip Growth Trust
   Equity-Income Trust
   Health Sciences Trust Small
   Company Value Trust
TEMPLETON INVESTMENT COUNSEL, LLC
   International Small Cap Trust
   International Value Trust
UBS GLOBAL ASSET MANAGEMENT
(AMERICAS) INC.
   Global Allocation Trust
VAN KAMPEN
   Value Trust
WELLINGTON MANAGEMENT
COMPANY, LLP
   Investment Quality Bond Trust
   Mid Cap Intersection Trust
   Mid Cap Stock Trust
   Natural Resources Trust
   Small Cap Growth Trust
   Small Cap Value Trust
WESTERN ASSET MANAGEMENT
COMPANY
   High Yield Trust
   Strategic Bond Trust
   U.S. Government Securities Trust

(1) The Science & Technology Trust is subadvised by T. Rowe Price Associates, Inc. and RCM Capital Management LLC

CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE INVESTMENT OPTIONS THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)        JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

ANNUITIES SERVICE CENTER   MAILING ADDRESS         ANNUITIES SERVICE CENTER   MAILING ADDRESS
601 Congress Street        Post Office Box 55230   601 Congress Street        Post Office Box 55013
Boston, Massachusetts      Boston, Massachusetts   Boston, Massachusetts      Boston, Massachusetts
02210-2805                 02205-5230              02210-2805                 02205-5013
(617) 663-3000 or          www.jhannuities.com     (877) 391-3748 or          www.jhannuitiesnewyork.com
(800) 344-1029                                     (800) 551-2078

Venture III(R) (new sales)

                                Table of Contents

I.    GLOSSARY OF SPECIAL TERMS ..........................................     1

II.   OVERVIEW ...........................................................     3

III.  FEE TABLES .........................................................     8
      EXAMPLES ...........................................................    10

IV.   GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS ..    14
      THE COMPANIES ......................................................    14
      THE SEPARATE ACCOUNTS ..............................................    15
      THE FUNDS ..........................................................    15
      VOTING INTEREST ....................................................    22

V.    DESCRIPTION OF THE CONTRACT ........................................    23
      ELIGIBLE PLANS .....................................................    23
      ACCUMULATION PERIOD PROVISIONS .....................................    23
      Purchase Payments ..................................................    23
      Accumulation Units .................................................    23
      Value of Accumulation Units ........................................    24
      Net Investment Factor ..............................................    24
      Transfers Among Investment Options .................................    24
      Maximum Number of Investment Options ...............................    25
      Telephone and Electronic Transactions ..............................    25
      Special Transfer Services-Dollar Cost Averaging ....................    26
      Special Transfer Services-Asset Rebalancing Program ................    26
      Withdrawals ........................................................    27
      Special Withdrawal Services-The Income Plan ........................    28
      Death Benefit During Accumulation Period ...........................    28
      PAY-OUT PERIOD PROVISIONS ..........................................    29
      General ............................................................    29
      Annuity Options ....................................................    29
      Determination of Amount of the First Variable Annuity Payment ......    32
      Annuity Units and the Determination of Subsequent Variable
         Annuity Payments ................................................    33
      Transfers During Pay-out Period ....................................    33
      Death Benefit During Pay-out Period ................................    33
   OTHER CONTRACT PROVISIONS .............................................    33
      Right to Review ....................................................    33
      Ownership ..........................................................    34
      Annuitant ..........................................................    35
      Beneficiary ........................................................    35
      Modification .......................................................    35
      Our Approval .......................................................    35
      Misstatement and Proof of Age, Sex or Survival .....................    35
   FIXED INVESTMENT OPTIONS ..............................................    35

VI. OPTIONAL BENEFITS ....................................................    37
   OVERVIEW OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS ..............    37
   FEATURES OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS ..............    42
      Income Plus for Life ...............................................    44
      Income Plus for Life - Joint Life (not available in New York) ......    49
      Principal Plus for Life ............................................    52
      Principal Plus for Life Plus Automatic Annual Step-up ..............    57
   ANNUAL STEP DEATH BENEFIT .............................................    58

VII. CHARGES AND DEDUCTIONS ..............................................    59
   WITHDRAWAL CHARGES ....................................................    59
      Waiver of Applicable Withdrawal Charge - Confinement to Eligible
         Nursing Home ....................................................    60
   ASSET-BASED CHARGES ...................................................    61
      Daily Administration Fee ...........................................    61
      Mortality and Expense Risks Fee ....................................    61
      Distribution Fee ...................................................    61
   REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS ....................    61
   PREMIUM TAXES .........................................................    62

VIII. FEDERAL TAX MATTERS ................................................    63
   INTRODUCTION ..........................................................    63
   OUR TAX STATUS ........................................................    63
   SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS ..........................    63
   NON-QUALIFIED CONTRACTS ...............................................    64
      Undistributed Gains ................................................    64
      Taxation of Annuity Payments .......................................    64
      Surrenders, Withdrawals and Death Benefits .........................    64
      Taxation of Death Benefit Proceeds .................................    64
      Penalty Tax on Premature Distributions .............................    65
      Puerto Rico Non-Qualified Contracts ................................    65
      Diversification Requirements .......................................    65
   QUALIFIED CONTRACTS ...................................................    66
      Penalty Tax on Premature Distributions .............................    67
      Tax-Free Rollovers .................................................    67
      Loans ..............................................................    68
      Puerto Rico Contracts Issued to Fund Retirement Plans ..............    68
   SEE YOUR OWN TAX ADVISER ..............................................    68

IX.   GENERAL MATTERS ....................................................    69
   ASSET ALLOCATION SERVICES .............................................    69
   RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM ..............    69
   DISTRIBUTION OF CONTRACTS .............................................    69
      Standard Compensation ..............................................    70
      Revenue Sharing and Additional Compensation ........................    70
      Differential Compensation ..........................................    70
   CONFIRMATION STATEMENTS ...............................................    70
   REINSURANCE ARRANGEMENTS ..............................................    71

APPENDIX A: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE .................   A-1
APPENDIX B: PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER ........   B-1
APPENDIX C: GUARANTEED MINIMUM WITHDRAWAL BENEFIT EXAMPLES ...............   C-1
APPENDIX D: QUALIFIED PLAN TYPES .........................................   D-1
APPENDIX U: ACCUMULATION UNIT VALUE TABLES ...............................   U-1

We provide additional information about the Contracts and the Separate Account, including information on our history, the accumulation unit value tables, services provided to the Separate Account and legal and regulatory matters, in a Statement of Additional Information. We filed the Statement of Additional Information with the SEC on the same date as this Prospectus and incorporate it herein by reference. You may obtain a copy of the current Statement of Additional Information without charge by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web-site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

Statement of Additional Information
Table of Contents

General Information and History ..........................................     3
Accumulation Unit Value Tables ...........................................     3
Services .................................................................     3
   Independent Registered Public Accounting Firm .........................     3
   Servicing Agent .......................................................     3
   Principal Underwriter .................................................     3
   Special Compensation and Reimbursement Arrangements ...................     4
Legal and Regulatory Matters .............................................     6
Appendix A: Audited Financial Statements .................................   A-1

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A Statement of Additional Information
Table of Contents

General Information and History ..........................................     3
Accumulation Unit Value Tables ...........................................     3
Services .................................................................     3
   Independent Registered Public Accounting Firm .........................     3
   Servicing Agent .......................................................     3
   Principal Underwriter .................................................     3
   Special Compensation and Reimbursement Arrangements ...................     4
Legal and Regulatory Matters .............................................     6
Appendix A: Audited Financial Statements .................................   A-1

                          I. GLOSSARY OF SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.

ACCUMULATION PERIOD: The period between the issue date of the Contract and its Maturity Date.

ANNUITANT: Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant", the second person named is referred to as "co-Annuitant". The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant". The "Annuitant" is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 601 Congress St. Boston, MA 02210-2805.

ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity payments made by us.

ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: John Hancock USA or John Hancock New York.

CONTINGENT BENEFICIARY: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.

CONTRACT: The Variable Annuity contract offered by this Prospectus.

CONTRACT ANNIVERSARY: The anniversary of the Contract Date.

CONTRACT DATE: The date of issue of the Contract.

CONTRACT VALUE: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.

DEBT: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.

FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.

FIXED INVESTMENT OPTION: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.

FUND: A series of a registered open-end management investment company which corresponds to a Variable Investment Option.

GENERAL ACCOUNT: All of a Company's assets, other than assets in its Separate Account and any other separate accounts it may maintain.

INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

INVESTMENT OPTIONS: The investment choices available to Contract Owners.

JOHN HANCOCK NEW YORK: John Hancock Life Insurance Company of New York.

JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).

LOAN ACCOUNT: The portion of our General Account that we use for collateral for a loan under certain Qualified Contracts.

MATURITY DATE: The date on which the Pay-out Period commences and we begin to make annuity payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.

NON-QUALIFIED CONTRACT: A Contract which is not issued under a Qualified Plan.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you". The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

PAY-OUT PERIOD: The period when we make annuity payments to you following the Maturity Date.

PROSPECTUS: This Prospectus that describes interests in the Contract.

PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract.

QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.

QUALIFIED PLAN: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

RIDER: An optional benefit that you may elect for an additional charge.

SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.

SUB-ACCOUNT: A Sub-Account of a Separate Account. Each Sub-Account invests in shares of a specific Fund.

UNPAID LOANS: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.

VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.

VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of a Separate Account that invests in shares of a specific Fund.

                                  II. OVERVIEW

This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.

Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchase a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract.

WHAT KIND OF CONTRACT IS DESCRIBED IN THIS PROSPECTUS?

The Contract is a flexible Purchase Payment deferred combination Fixed and Variable Annuity Contract between you and a Company. "Deferred payment" means payments by a Company begin on a future date under the Contract. "Variable" means your investment amounts in the Contract may increase or decrease in value daily based upon your investment choices. The Contract provides for the accumulation of your investment amounts and the payment of annuity benefits on a variable and/or fixed basis.

WHO IS ISSUING MY CONTRACT?

Your Contract provides the name of the Company that issues your Contract. In general, John Hancock USA may issue the Contract in any jurisdiction except New York. John Hancock New York issues the Contract only in New York. Each Company sponsors its own Separate Account.

WHAT ARE SOME BENEFITS OF THE CONTRACT?

The Contract offers access to diversified money managers, a death benefit and an optional death benefit, an optional guaranteed minimum withdrawal benefit, annuity payments and tax-deferred treatment of earnings,.

In most cases, no income tax will have to be paid on your earnings under the Contract until these earnings are paid out. WHEN YOU PURCHASE A CONTRACT FOR ANY TAX-QUALIFIED RETIREMENT PLAN, THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRED TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE PLAN. CONSEQUENTLY, YOU SHOULD PURCHASE A CONTRACT FOR A QUALIFIED PLAN ONLY ON THE BASIS OF OTHER BENEFITS OFFERED BY THE CONTRACT. THESE BENEFITS MAY INCLUDE LIFETIME INCOME PAYMENTS, PROTECTION THROUGH LIVING AND DEATH BENEFIT, AND GUARANTEED FEES.

We will pay a death benefit to your Beneficiary if you die during the Accumulation Period, which is described in this Prospectus under "Death Benefit During Accumulation Period". For an additional fee, you may elect an optional death benefit called the "Annual Step Death Benefit". The Contract also offers optional guaranteed minimum withdrawal benefits, each for an additional fee. We provide more information about these benefits in this Prospectus under the section, "VI. Optional Benefits".

We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity payments will begin on the Maturity Date. You select the Maturity Date, the frequency of payment and the type of annuity payment option. Annuity payments are made to the Annuitant.

HOW DOES THE CONTRACT WORK?

Under the Contract, you make one or more Purchase Payments to a Company for a period of time, known as the Accumulation Period During the Accumulation Period, your Purchase Payments will be allocated to Investment Options. You may transfer among the investment options and take withdrawals. Later, beginning on the Contract's Maturity Date, that Company makes one or more annuity payments under the Contract, known as the Pay-out Period. Your Contract Value during the Accumulation Period and the amounts of annuity payments during the Pay-out Period may either be variable or fixed, depending upon your investment choices.

HOW CAN I INVEST MONEY IN THE CONTRACT?

We use the term Purchase Payment to refer to the investment you make in the Contract. The table below shows the required minimum amount for the initial Purchase Payment. The table also shows the required minimum amount for subsequent Purchase Payments. Generally, you may make additional Purchase Payments at any time.

 MINIMUM INITIAL   MINIMUM SUBSEQUENT
PURCHASE PAYMENT    PURCHASE PAYMENT
----------------   ------------------
    $10,000              $30

If a Purchase Payment causes your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the Purchase Payment.

WHAT ARE MY INVESTMENT CHOICES?

There are two main types of Investment Options: Variable Investment Options and Fixed Investment Options.

VARIABLE INVESTMENT OPTIONS. You may invest in any of the Variable Investment Options. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Fund. The Fund prospectus contains a full description of a Fund. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in a Fund directly and reinvested all Fund dividends and distributions in additional shares. Your Contract Value during the Accumulation Period and the amounts of annuity payments will depend upon the investment performance of the underlying Fund of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.

Allocating assets only to one or a small number of the Variable Investment Options (other than the Lifestyle or Index Allocation Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related business sectors, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.

FIXED INVESTMENT OPTIONS. Currently, we do not make any Fixed Investment Options available, other than a DCA Fixed Investment Option. If available, Fixed Investment Options will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to your Investment Account for the term of any guarantee period we may make available.

HOW CAN I CHANGE MY INVESTMENT CHOICES?

ALLOCATION OF PURCHASE PAYMENTS. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change this investment allocation for future Purchase Payments at any time.

TRANSFERS AMONG INVESTMENT OPTIONS. During the Accumulation Period, you may transfer your investment amounts among Investment Options, subject to certain restrictions described below and in the section entitled "Transfers Among Investment Options." During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in the section entitled "Transfers During Pay-out Period." However, during the Pay-out Period, you may not transfer from a Variable Investment Option to a Fixed Investment Option, or from a Fixed Investment Option to a Variable Investment Option.

The Variable Investment Options can be a prime target for abusive transfer activity. Long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Fund to increased Fund transaction costs (affecting the value of the shares) and/or disruption to the corresponding Fund manager's ability to effectively manage such corresponding Fund, both of which may result in dilution with respect to interests held for long-term investment. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions described in more detail in this Prospectus. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.

In addition to the transfer restrictions that we impose, the John Hancock Trust also has adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Fund may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

HOW DO I ACCESS MY MONEY?

During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we will treat your withdrawal request as a request to withdraw all of your Contract Value. We will deduct any partial withdrawal proportionally from each of your Investment Options based on the value in each, unless you direct otherwise. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax.

WHAT TYPES OF OPTIONAL BENEFIT RIDERS MAY I BUY UNDER THE CONTRACT?

For the additional charge shown in the Fee Tables, you may elect a Rider offering optional benefits. The availability of the Riders may vary by state.

Guaranteed Minimum Withdrawal Benefit Riders

          -    INCOME PLUS FOR LIFE, OR

          -    INCOME PLUS FOR LIFE - JOINT LIFE, OR

          -    PRINCIPAL PLUS FOR LIFE, OR

          -    PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP.

You may elect to purchase any one of these optional benefit Riders, if available in your state. You may only elect one guaranteed minimum withdrawal benefit Rider. You may not be age 81 or over to purchase Income Plus for Life, and the older of you and your spouse must not be age 81 or over to purchase Income Plus for Life - Joint Life. You may not be age 81 or older to purchase Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-up.

We designed the guaranteed minimum withdrawal benefit Riders to make a Lifetime Income Amount available for annual withdrawals starting on a Lifetime Income Date. If you limit your annual withdrawals to the Lifetime Income Amount, we will make this benefit available for as long as you live, even after your Contract Value reduces to zero. You may extend this benefit to cover the lifetimes of you and your spouse by selecting our Income Plus for Life - Joint Life option.

In addition, our Principal Plus for Life Riders (i.e., Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-up) guarantee the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a Guaranteed Withdrawal Amount each year, beginning on the date you purchase the Rider. The initial Guaranteed Withdrawal Amount equals 5% of your initial Purchase Payment for the Contract. (We do not include Purchase Payment amounts over $5 million for this purpose.) You can withdraw the Guaranteed Withdrawal Amount each year until the "Guaranteed Withdrawal Balance" is depleted to zero.

Under any of our guaranteed minimum withdrawal benefit Riders, you choose how much Contract Value to withdraw at any time We may reduce the Lifetime Income Amount that we guarantee for future lifetime benefit payments, however, if your annual withdrawals (including any applicable withdrawal charges):

     - exceed the Lifetime Income Amount in any year after the Lifetime Income Date, or

     -    exceed certain limits, that vary by Rider, before the Lifetime Income
          Date.

Similarly, if your withdrawals (including any applicable withdrawal charges) exceed the Guaranteed Withdrawal Amount in any year, we may reduce the Guaranteed Withdrawal Amount that we guarantee for future withdrawals.

We will pay withdrawal benefits automatically during a guaranteed minimum withdrawal benefit Rider's "Settlement Phase" that we describe in the "Optional Benefits" section of the Prospectus.

YOU COULD LOSE BENEFITS IF YOUR ANNUAL WITHDRAWALS EXCEED THE LIMITS SPECIFIED IN A GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER. WE MAY REDUCE THE LIFETIME INCOME AMOUNT IF YOU TAKE ANY WITHDRAWALS BEFORE THE APPLICABLE LIFETIME INCOME DATE. YOU WILL LOSE THE LIFETIME INCOME AMOUNT IF YOUR WITHDRAWALS BEFORE THE APPLICABLE LIFETIME INCOME DATE DEPLETE YOUR CONTRACT VALUE AND ANY REMAINING "BENEFIT BASE" OR "GUARANTEED WITHDRAWAL BALANCE" TO ZERO.

We will increase the Benefit Base or Guaranteed Withdrawal Balance by a Bonus that varies by the Rider you select, if you choose not to make any withdrawals at all during certain Contract Years. We also may increase or "Step-up" the guaranteed minimum withdrawal benefit amounts on certain dates to reflect market performance or other factors. You may also increase the amounts we guarantee, depending on the Rider, by making additional Purchase Payments that we accept. WE IMPOSE SPECIAL LIMITS ON ADDING PURCHASE PAYMENTS AFTER THE INITIAL PURCHASE PAYMENT FOR CONTRACTS ISSUED WITH ANY OF THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS.

IF YOU ELECT TO PURCHASE ANY OF THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE FOR THESE BENEFITS. WE ALSO RESERVE THE RIGHT TO IMPOSE ADDITIONAL RESTRICTIONS ON INVESTMENT OPTIONS AT ANY TIME. If we do impose additional restrictions, any amounts you allocated to a permitted Investment Option will not be affected by the restriction as long as it remains in that Investment Option (We describe the currently available Investment Options for Contracts issued with any of the guaranteed minimum withdrawal benefit Riders in the "Optional Benefits" section of this Prospectus.)

The Automatic Annual Step-up or Spousal Protection versions of the Principal Plus for Life Rider enhance the guarantees we provide in the standard Principal Plus for Life Rider for the additional fee described in the Fee Tables.

THE AMOUNT THAT MAY BE PROVIDED BY MORE FREQUENT "STEP-UP" DATES UNDER THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP RIDER, MAY, OVER TIME, BE MORE THAN OFFSET BY THE ADDITIONAL FEE ASSOCIATED WITH THIS RIDER COMPARED TO THE PRINCIPAL PLUS FOR LIFE RIDER. For additional information on these Riders, please see the section entitled "VI. Optional Benefits."

John Hancock USA also made a spousal version of Principal Plus for Life available for purchase before May 1, 2007 outside the state of New York. If you elected this version, entitled "Principal Plus for Life Plus Spousal Protection": (a) the older of you and your spouse must not be age 81 or older; and (b) both you and your spouse must be at least 65 or, if not, you must have birthdates less than 6 years apart from each other. In certain cases, we will issue a Contract on and after May 1, 2007 with this Rider. For additional information on this Rider, please see Appendix B: Principal Plus for Life Plus Spousal Protection. This Rider cannot be revoked once elected.

Annual Step Death Benefit Rider

You may elect to purchase the optional Annual Step Death Benefit Rider, if available in your state, whether or not you purchase a guaranteed minimum withdrawal benefit Rider. Under the Annual Step Death Benefit Rider, we guarantee a minimum death benefit up to the Maturity Date based on the Contract's highest "Anniversary Value" that may be achieved before you (or any joint Owner) reach 81 years old. The Annual Step Death Benefit is available only at Contract issue and cannot be revoked once elected. You may not purchase the Annual Step Death Benefit Rider, however, if you (or any joint Owner) have attained age 80.

WHAT CHARGES DO I PAY UNDER THE CONTRACT?

Your Contract has asset-based charges to compensate us primarily for our administrative and distribution expenses and for mortality and expense risks that we assume under the Contract. These charges do not apply to assets you have in a Fixed Investment Option. We take the deduction proportionally from your Variable Investment Options. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options, based on your value in each.

If you withdraw some of your Purchase Payments from your Contract prior to the Maturity Date, or if you surrender your Contract, in its entirety, for cash prior to the Maturity Date, we may assess a withdrawal charge. The amount of this charge will depend on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

     - full or partial withdrawals (including surrenders and systematic withdrawals);

     -    payment of any death benefit proceeds; and

     -    periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

     -    the type of the distribution;

     -    when the distribution is made;

     -    the nature of any Qualified Plan for which the Contract is being used;
          and

     -    the circumstances under which the payments are made.

If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.

Special 10% tax penalties apply in many cases to the taxable portion of any distributions taken from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that distributions from a Contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible Purchase Payments you paid or on any earnings under the Contract.

IF YOU ARE PURCHASING THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX-DEFERRAL BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLANS PURCHASE OTHER TYPES OF INVESTMENTS, SUCH AS MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS AND PROTECTION THROUGH LIVING GUARANTEES, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.

We provide additional information on taxes in the "VIII. Federal Tax Matters" section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

CAN I RETURN MY CONTRACT?

In most cases, you have the right to cancel your Contract within 10 days (or longer in some states) after you receive it. In most states, you will receive a refund equal to the Contract Value on the date of cancellation and increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract is issued as an "IRA," you will receive a refund of any Purchase Payments you made. The date of cancellation is the date we receive the Contract.

WILL I RECEIVE A CONFIRMATION STATEMENT?

We will send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

                                 III. Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering a Venture III(R) Contract. These fees are more completely described in this Prospectus under "VII. Charges and Deductions". The items listed under "Total Annual Fund Operating Expenses" are described in detail in the Fund prospectus. Unless otherwise shown, the tables below show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).

THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

                     CONTRACT OWNER TRANSACTION EXPENSES(1)

MAXIMUM WITHDRAWAL CHARGE(2)
(AS PERCENTAGE OF PURCHASE PAYMENTS)
   First Year                            6%
   Second Year                           5%
   Third Year                            4%
   Thereafter                            0%

TRANSFER FEE(3)
   Maximum Fee                         $25
   Current Fee                         $ 0

(1) State premium taxes may also apply to your Contract, which currently range from 0.50% to 4.00% of each Purchase Payment (See "IX. General Matters - Premium Taxes").

(2) This charge is taken upon withdrawal or surrender within the specified period of years measured from the date of each Purchase Payment.

(3) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE ANNUAL FUND OPERATING EXPENSES.

               PERIODIC FEES AND EXPENSES OTHER THAN FUND EXPENSES

ANNUAL CONTRACT FEE                         None

ANNUAL SEPARATE ACCOUNT EXPENSES(1)
(as a percentage of average Contract
Value)
MORTALITY AND EXPENSE RISKS FEE             1.25%
Distribution Fee                            0.25%
Daily Administration Fee (asset based)      0.15%
                                            ----
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES      1.65%
(With No Optional Riders Reflected)

OPTIONAL BENEFITS

FEES DEDUCTED FROM SEPARATE ACCOUNT
Optional Annual Step Death Benefit Fee      0.20%
                                            ----
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES(2)   1.85%

FEES DEDUCTED FROM CONTRACT VALUE

Optional Guaranteed Minimum Withdrawal Benefit Riders
(You may select only one of the following. We deduct the fee on an annual basis from Contract Value.)

                                                                                              PRINCIPAL PLUS FOR
                                 INCOME PLUS FOR    PRINCIPAL PLUS FOR                         LIFE PLUS SPOUSAL
                                LIFE - JOINT LIFE       LIFE PLUS                                 PROTECTION
              INCOME PLUS FOR   (NOT AVAILABLE IN    AUTOMATIC ANNUAL    PRINCIPAL PLUS FOR    (NOT AVAILABLE IN
                   LIFE             NEW YORK)            STEP-UP                LIFE               NEW YORK)
              ---------------   -----------------   ------------------   ------------------   ------------------
Maximum Fee        1.20%(3)           1.20%(4)           1.20%(6)             0.75%(5)               1.20%(7)
Current Fee        0.60%              0.60%              0.60%                0.40%                  0.65%

(1)  A daily fee reflected as a percentage of the Variable Investment Options.

(2) Amount shown includes the Mortality and Expense Risks Fee, Distribution Fee, Daily Administration Fee as well as the optional Annual Step Death Benefit Fee.

(3) The current charge for the Income Plus for Life Rider is 0.60% of the Adjusted Benefit Base. We reserve the right to increase the charge to a maximum charge of 1.20% if the Benefit Base is "Stepped-up" to equal the Contract Value.

(4) The current charge for the Income Plus for Life - Joint Life Rider is 0.60% of the Adjusted Benefit Base. We reserve the right to increase the charge to a maximum charge of 1.20% if the Benefit Base is "Stepped-up" to equal the Contract Value.

(5) The current charge is 0.40% of the adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.

(6) The current charge is 0.60% of the adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 1.20% if the Guaranteed Withdrawal Balance is "Stepped-up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.

(7) The current charge is 0.65% of the adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 1.20% if the Guaranteed Withdrawal Balance is "Stepped-up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND PROSPECTUS.

TOTAL ANNUAL FUND OPERATING EXPENSES                              MINIMUM   MAXIMUM
------------------------------------                              -------   -------
RANGE OF EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS, INCLUDING
MANAGEMENT FEES, RULE 12B-1 FEES, AND OTHER EXPENSES               0.76%     1.67%

EXAMPLES

We provide the following examples that are intended to help you compare the costs of investing in a Contract with the costs of investing in other variable annuity contracts. These costs include Contract Owner expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses. Example 1 pertains to a Contract with the optional benefit Riders shown below. Example 2 pertains to a Contract without optional benefit Riders.

EXAMPLE 1: MAXIMUM FUND OPERATING EXPENSES CONTRACT WITH OPTIONAL BENEFIT RIDERS

The following example assumes that you invest $10,000 in a Contract with the optional benefit Riders shown below. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JOHN HANCOCK USA
INCOME PLUS FOR LIFE AND ANNUAL STEP DEATH BENEFIT

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
IF YOU SURRENDER THE CONTRACT AT THE END OF THE
APPLICABLE TIME PERIOD:                              $1,030    $1,833    $2,481    $5,125
IF YOU ANNUITIZE, OR DO NOT SURRENDER THE
CONTRACT AT THE END OF THE APPLICABLE TIME
PERIOD:                                              $  482    $1,467    $2,481    $5,125

JOHN HANCOCK NEW YORK
INCOME PLUS FOR LIFE AND ANNUAL STEP DEATH BENEFIT

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
IF YOU SURRENDER THE CONTRACT AT THE END OF THE
APPLICABLE TIME PERIOD:                              $1,030    $1,833    $2,481    $5,125
IF YOU ANNUITIZE, OR DO NOT SURRENDER THE
CONTRACT AT THE END OF THE APPLICABLE TIME
PERIOD:                                              $  482    $1,467    $2,481    $5,125

EXAMPLE 2: MINIMUM FUND OPERATING EXPENSES - CONTRACT WITH NO OPTIONAL BENEFIT RIDERS

The next example assumes that you invest $10,000 in a Contract, but with no optional benefit Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JOHN HANCOCK USA                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------                                     ------   -------   -------   --------
IF YOU SURRENDER THE CONTRACT AT THE END OF THE
APPLICABLE TIME PERIOD:                                $799    $1,141    $1,283     $2,734
IF YOU ANNUITIZE, OR DO NOT SURRENDER THE CONTRACT
AT THE END OF THE APPLICABLE TIME PERIOD:              $244    $  750    $1,283     $2,734

JOHN HANCOCK NEW YORK                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------                                ------   -------   -------   --------
IF YOU SURRENDER THE CONTRACT AT THE END OF THE
APPLICABLE TIME PERIOD:                                $799    $1,141    $1,283     $2,734
IF YOU ANNUITIZE, OR DO NOT SURRENDER THE CONTRACT
AT THE END OF THE APPLICABLE TIME PERIOD:              $244    $  750    $1,283     $2,734

THE FOLLOWING TABLES DESCRIBE THE OPERATING EXPENSES FOR EACH OF THE FUNDS, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006, EXCEPT AS STATED BELOW IN THE NOTES THAT FOLLOW THE TABLES. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLES.

The Funds available may be restricted if you purchase a guaranteed minimum withdrawal benefit rider (See Optional Benefits).

                                                                  ACQUIRED
                                                                 FUND FEES      TOTAL       CONTRACTUAL       NET
                              MANAGEMENT   12B-1      OTHER         AND       OPERATING       EXPENSE      OPERATING
                                 FEES       FEES   EXPENSES(1)    EXPENSES   EXPENSES(2)   REIMBURSEMENT    EXPENSES
                              ----------   -----   -----------   ---------   -----------   -------------   ---------
JOHN HANCOCK
TRUST (SERIES II):
Blue Chip Growth(3)              0.81%     0.25%      0.02%          --         1.08%            --          1.08%
Capital Appreciation             0.75%     0.25%      0.03%          --         1.03%            --          1.03%
Classic Value                    0.80%     0.25%      0.11%          --         1.16%            --          1.16%
Core Equity                      0.78%     0.25%      0.05%          --         1.08%            --          1.08%
Equity-Income(3)                 0.81%     0.25%      0.03%          --         1.09%            --          1.09%
Financial Services               0.82%     0.25%      0.04%          --         1.11%            --          1.11%
Franklin Templeton
   Founding Allocation(4,5)      0.05%     0.25%      0.07%        0.97%        1.34%          0.09%         1.25%
Fundamental Value                0.77%     0.25%      0.04%          --         1.06%            --          1.06%
Global Allocation                0.85%     0.25%      0.13%          --         1.23%            --          1.23%
Global Bond                      0.70%     0.25%      0.10%          --         1.05%            --          1.05%
Health Sciences(3)               1.05%     0.25%      0.09%          --         1.39%            --          1.39%
High Income(4)                   0.68%     0.25%      0.06%          --         0.99%            --          0.99%
High Yield                       0.66%     0.25%      0.05%          --         0.96%            --          0.96%
Income & Value                   0.79%     0.25%      0.07%          --         1.11%            --          1.11%
Index Allocation(6)              0.05%     0.25%      0.09%        0.53%        0.92%          0.12%         0.80%
International Core               0.89%     0.25%      0.10%          --         1.24%            --          1.24%
International
   Opportunities                 0.89%     0.25%      0.11%          --         1.25%            --          1.25%
International Small
   Cap                           0.92%     0.25%      0.19%          --         1.36%            --          1.36%
International Value(7)           0.82%     0.25%      0.11%          --         1.18%            --          1.18%
Investment Quality
   Bond                          0.60%     0.25%      0.07%          --         0.92%            --          0.92%
Lifestyle Aggressive             0.04%     0.25%      0.02%        0.90%        1.21%            --          1.21%
Lifestyle Balanced               0.04%     0.25%      0.01%        0.84%        1.14%            --          1.14%
Lifestyle Conservative           0.04%     0.25%      0.02%        0.78%        1.09%            --          1.09%
Lifestyle Growth                 0.04%     0.25%      0.01%        0.87%        1.17%            --          1.17%
Lifestyle Moderate               0.04%     0.25%      0.02%        0.81%        1.12%            --          1.12%
Mid Cap Index                    0.48%     0.25%      0.04%          --         0.77%            --          0.77%
Mid Cap Intersection(4)          0.87%     0.25%      0.07%          --         1.19%            --          1.19%
Mid Cap Stock                    0.84%     0.25%      0.04%          --         1.13%            --          1.13%
Money Market                     0.48%     0.25%      0.03%          --         0.76%            --          0.76%
Natural Resources                1.00%     0.25%      0.06%          --         1.31%            --          1.31%
Pacific Rim                      0.80%     0.25%      0.22%          --         1.27%            --          1.27%
Real Estate Securities           0.70%     0.25%      0.03%          --         0.98%            --          0.98%
Science & Technology             1.05%     0.25%      0.09%          --         1.39%            --          1.39%
Small Cap Growth                 1.07%     0.25%      0.08%          --         1.40%            --          1.40%
Small Cap
   Opportunities                 0.99%     0.25%      0.03%          --         1.27%            --          1.27%
Small Cap Value                  1.06%     0.25%      0.06%          --         1.37%            --          1.37%
Small Company
   Value(3)                      1.02%     0.25%      0.06%          --         1.33%            --          1.33%
Strategic Bond                   0.68%     0.25%      0.07%          --         1.00%            --          1.00%
Total Return                     0.70%     0.25%      0.06%          --         1.01%            --          1.01%
U.S. Government
   Securities(8)                 0.61%     0.25%      0.08%          --         0.94%            --          0.94%
U.S. Large Cap                   0.83%     0.25%      0.03%          --         1.11%            --          1.11%
Value                            0.74%     0.25%      0.05%          --         1.04%            --          1.04%

*    See notes beginning after next table.

                                    FEEDER FUNDS(9)
                       -----------------------------------------           MASTER FUND(9)           TOTAL
                                                         TOTAL     -----------------------------   MASTER &
                       MANAGEMENT   12B-1     OTHER    OPERATING   MANAGEMENT   12B-1     OTHER     FEEDER
                          FEES       FEES   EXPENSES    EXPENSES    FEES(10)     FEES   EXPENSES   EXPENSES
                       ----------   -----   --------   ---------   ----------   -----   --------   --------
American Asset
   Allocation(4)           --       0.75%     0.03%      0.78%        0.32%       --      0.01%      1.11%
American Bond              --       0.50%     0.03%      0.53%        0.41%     0.25%     0.01%      1.20%
American Global
   Growth(4)               --       0.75%     0.03%      0.78%        0.55%       --      0.04%      1.37%
American Global
   Small
   Capitalization(4)       --       0.75%     0.03%      0.78%        0.72%       --      0.05%      1.55%
American
   Growth                  --       0.50%     0.03%      0.53%        0.32%     0.25%     0.02%      1.12%
American
   Growth-Income           --       0.50%     0.03%      0.53%        0.27%     0.25%     0.01%      1.06%
American High-
   Income Bond(4)          --       0.75%     0.03%      0.78%        0.48%       --      0.01%      1.27%
American
   International           --       0.50%     0.03%      0.53%        0.50%     0.25%     0.05%      1.33%
American New
   World(4)                --       0.75%     0.03%      0.78%        0.81%       --      0.08%      1.67%

NOTES TO FUND EXPENSE TABLES

(1) The Adviser has voluntarily agreed to limit Other Expenses as described under "Management of JHT - Advisory Fee Waivers and Expense Reimbursements" in the Fund's prospectus. The Adviser may terminate this limitation at any time upon notice to JHT.

(2) The "Total Operating Expenses" include fees and expenses incurred indirectly by a Fund as a result of its investment in other investment companies (each, an "Acquired Fund"). The Operating Expenses shown may not correlate to the Fund's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund fees and expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Fund's current fiscal year.

(3) The Adviser has voluntarily agreed to waive a portion of its advisory fee for each of these T. Rowe Price subadvised funds as described under "Management of JHT - Advisory Fee Waivers and Expense Reimbursements" in the Fund's prospectus. The Adviser may terminate this waiver at any time upon notice to the Trust.

(4) For Funds that have not started operations or have operations of less than six months as of December 31, 2006, expenses are based on estimates which reflect what actual expenses are expected to be incurred over the next year.

(5) The Franklin Templeton Founding Allocation Trust is subject to an expense reimbursement as noted under "Management of JHT - Advisory Fee Waivers and Expense Reimbursements." This contractual expense reimbursement will remain in effect until May 1, 2008, but may be terminated by the adviser any time after May 1, 2008. If expenses were not reimbursed, expenses reflected in the table would be higher. The Franklin Templeton Founding Allocation Trust currently invests in the Global Trust, the Mutual Shares Trust and the Income Trust. The expenses of each of these funds are set forth above.

(6) The Adviser has contractually agreed to reimburse expenses of the Index Allocation Trust as described under "Management of JHT - Contractual Expenses Limit" until May 1, 2008.

(7) The Adviser has voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the International Value Trust does not exceed 0.45% of the Fund's average net assets. For the year ended December 31, 2006, the effective annual advisory fee reflecting these waivers for the International Value Trust was 0.80%. The Net Operating Expenses for International Value Trust Series II reflecting these waivers was 1.16%. This advisory fee waiver may be rescinded at any time.

(8) The Advisory fees were changed during the previous fiscal year. Rates shown reflect what the advisory fees would have been during the fiscal year 2006 had the new rates been in effect for the whole year.

(9) A "feeder fund" means that the Fund does not buy investment securities directly. Instead, it invests in a "master fund" which in turn purchases investment securities. The prospectus of the master fund for each of these feeder funds will be delivered together with this Prospectus. Each feeder fund is invested in Series II of the Fund. The American Asset Allocation, American Global Growth, American Global Small Capitalization, American High-Income Bond and American New World Trusts are invested in class I shares of the American Fund Master Fund. The American Bond, American Growth, American Growth-Income and American International Trusts are invested in class II shares of the American Fund Master Fund.

(10) Capital Research Management Company (the adviser to the master fund for each of the JHT feeder funds) is waiving a portion of its management fee. The fees shown do not reflect the waiver. See the financial highlights table in the American Funds prospectus or annual report for further information.

A Table of Accumulation Unit Values relating to the Contract is included in "Appendix U" to this Prospectus.

LOCATION OF FINANCIAL STATEMENTS. Our financial statements and those of our respective Separate Account may be found in the Statement of Additional Information.

IV. General Information about Us, the Separate Accounts and the Funds

THE COMPANIES

We are subsidiaries of Manulife Financial Corporation.

Your Contract is issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.

John Hancock USA, formerly known as "The Manufacturers Life Insurance Company (U.S.A.)," is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805.

John Hancock New York, formerly known as "The Manufacturers Life Insurance Company of New York," is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992 John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla New York 10595. John Hancock New York also has an Annuities Service Center at 601 Congress Street, Boston, Massachusetts 02210-2805.

The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation's acquisition of John Hancock Financial Services, Inc.

John Hancock USA and John Hancock New York have received the following ratings from independent rating agencies:

          AAA                 Extremely strong financial security
          Standard & Poor's   characteristics; 1st category of 21

          A++                 Superior companies have a very strong
          A.M. Best           ability to meet their obligations; 1st
                              category of 16

          AA+                 Very strong capacity to meet
          Fitch               policyholder and contract obligations;
                              2nd category of 24

John Hancock USA has also received the following rating from Moody's:

          Aa2                 Excellent in financial strength; 3rd
          Moody's             category of 21

These ratings, which are current as of the date of this Prospectus and are subject to change, are assigned as a measure of John Hancock USA's and John Hancock New York's ability to honor any guarantees provided by the Contract and any applicable optional Riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Fund.

With respect to the fixed portion of the Contracts issued by John Hancock USA, The Manufacturers Life Insurance Company unconditionally guarantees to make funds available to John Hancock USA for the timely payment of contractual claims pursuant to a Guarantee Agreement dated March 31, 1996. The guarantee may be terminated by The Manufacturers Life Insurance Company upon notice to John Hancock USA. Termination will not affect The Manufacturers Life Insurance Company's continuing liability with respect to all Fixed Annuity contracts and Fixed Investment Options issued by John Hancock USA prior to the termination of the guarantee except if:

- the liability to pay contractual claims under the contracts is assumed by another insurer; or

- we are sold and the buyer's guarantee is substituted for The Manufacturers Life Insurance Company's guarantee

THE SEPARATE ACCOUNTS

We use our Separate Accounts to support the Variable Investment Options you choose.

You do not invest directly in the Funds made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Fund through one of our Separate Accounts. We hold the Fund's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Fund) of the applicable Separate Account. A Separate Account's assets (including the Fund's shares) belong to the Company that maintains that Separate Account.

For Contracts issued by John Hancock USA, we purchase and hold Fund shares in John Hancock Life Insurance Company (U.S.A.), became the owner of this Separate Account in a merger transaction with The Manufacturers Life Insurance Company of North America ("Manulife North America") on January 1, 2002. Manulife North America initially established Separate Account H on August 24, 1984 as a separate account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a Separate Account under the laws of Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H, and assumed all of Manulife North America's obligations including those under its contracts. The merger had no other effects on the terms and conditions of contracts issued prior to January 1, 2002. Company (U.S.A.) Separate Account H. John Hancock USA, then known as The Manufacturers Life Insurance

For Contracts issued by John Hancock New York, we purchase and hold Fund shares in John Hancock Life Insurance Company of New York Separate Account A. John Hancock New York established this Separate Account on March 4, 1992 as a separate account under the laws of New York.

The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company's other income, gains, or losses. Nevertheless, all obligations arising under a Company's Contracts are general corporate obligations of that Company. Assets of a Separate Accounts may not be charged with liabilities arising out of any of the respective Company's business.

We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.

We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company's Separate Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

THE FUNDS

When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Account and it invests in shares of a corresponding Fund of John Hancock Trust.

THE FUNDS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Funds are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Funds also may be available through participation in certain qualified pension or retirement plans.

Investment Management The Funds' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Fund described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE FUNDS HELD IN OUR SEPARATE ACCOUNT.

The John Hancock Trust is a so-called "series" type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Funds. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.

The John Hancock Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a Subadviser for a Fund or the fees paid to Subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS LLC to appoint a Subadviser that is an affiliate of JHIMS LLC or the John Hancock Trust (other than by reason of serving as Subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

If shares of a Fund are no longer available for investment or in our judgment investment in a Fund becomes inappropriate, we may eliminate the shares of a Fund and substitute shares of another Fund, or of another open-end registered investment company. substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

Fund Expenses

The table in the Fee Tables section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Fund shares as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 2006, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Funds are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any Separate Account Investment Options you select.

The Funds pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Funds. The amount of this compensation is based on a percentage of the assets of the Fund attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Fund to Fund and among classes of shares within a Fund. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Fund's assets and paid for the services we or our affiliates provide to that Fund. In addition, compensation payments of up to 0.45% of assets may be made by a Fund's investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" Funds of the John Hancock Trust for the marketing support services it provides (see "Distribution of Contracts" in "IX. General Matters"). Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Fund Operating Expenses table.

Funds-of-Funds and Master-Feeder Funds

Each of the John Hancock Trust's Index Allocation, Franklin Templeton Founding Allocation, Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Funds ("JHT Funds of Funds") is a "fund-of funds" that invest in other underlying funds. Expenses for a fund-of-funds may be higher than that for other funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests. The prospectus for each of the JHT Funds of Funds contains a description of the underlying funds for that Fund, including expenses and associated investment risks.

Each of the John Hancock Trust's American Asset Allocation, American Bond, American Global Growth, American Global Small Cap, American Growth, American Growth-Income, American High Income, American International, and American New World Trust ("JHT American Funds") invests in Series 1 or Series 2 shares of the corresponding investment portfolio of a "master" fund. The JHT American Funds operate as "feeder funds," which means that the each Fund does not buy investment securities directly. Instead, it invests in a corresponding "master fund" which in turn purchases investment securities. Each of the JHT American Funds has the same investment objective and limitations as its corresponding master fund. The combined master and feeder 12b-1 fees for each JHT American Fund totals 0.75% of net assets. The prospectus for the American Fund master funds is included with the prospectuses for the JHT American Funds.

Fund Investment Objectives and Strategies

You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Funds that we make available under the Contracts. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS (INCLUDING THE PROSPECTUS FOR A MASTER FUND FOR ANY OF THE FUNDS THAT ARE OPERATED AS "FEEDER FUNDS"), WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                               JOHN HANCOCK TRUST

   We show the Fund's manager (i.e., subadviser) in bold above the name of the
              Fund and we list the Funds alphabetically subadviser.

   The Funds available may be restricted if you purchase a guaranteed minimum withdrawal benefit rider (See Optional Benefits).

CAPITAL GUARDIAN TRUST COMPANY
Income & Value Trust             Seeks the balanced accomplishment of (a)
                                 conservation of principal and (b) long-term
                                 growth of capital and income. To do this, the
                                 Fund invests its assets in both equity and
                                 fixed income securities based on the expected
                                 returns of the portfolios.

U.S. Large Cap Trust             Seeks long-term growth of capital and income.
                                 To do this, the Fund invests at least 80% of
                                 its net assets in equity and equity-related
                                 securities of quality large-cap U.S. companies
                                 that will outperform their peers over time.

CAPITAL RESEARCH AND
   MANAGEMENT COMPANY
   (Adviser to the American
   Fund Insurance Series) -
   ADVISER TO MASTER FUND
American Asset Allocation        Seeks to provide high total return (including
Trust                            income and capital gains) consistent with
                                 preservation of capital over the long term. To
                                 do this, the Fun d invests all of its assets in
                                 the master fund, Class 1 shares of the American
                                 Funds Insurance Series Asset Allocation Fund,
                                 which invests in a diversified portfolio of
                                 common stocks and other equity securities,
                                 bonds and other intermediate and long-term debt
                                 securities, and money market instruments.

American Bond Trust              Seeks to maximize current income and preserve
                                 capital. To do this, the Fund invests all of
                                 its assets in the master fund, Class 2 shares
                                 of the American Funds Insurance Series Bond
                                 Fund, which normally invests at least 80% of
                                 its assets in bonds, with at least 65% in
                                 investment-grade debt securities and up to 35%
                                 in lower rated fixed income securities.

American Global Growth Trust     Seeks to make the shareholders' investment grow
                                 over time. To do this, the Fund invests all of
                                 its assets in the master fund, Class 1 shares
                                 of the American Funds Insurance Series Global
                                 Growth Fund, which invests primarily in common
                                 stocks of companies located around the world.

American Global Small Cap        Seeks to make the shareholders' investment grow
Trust                            over time. To do this, the Fund invests all of
                                 its assets in the master fund, Class 1 shares
                                 of the American Funds Insurance Series Global
                                 Small Capitalization Fund, which invests
                                 primarily in stocks of smaller companies
                                 located around the world. Normally, the Fund
                                 invests at least 80% of its assets in equity
                                 securities of companies with small market
                                 capitalizations.

American Growth Trust            Seeks to make the shareholders' investment
                                 grow. To do this, the Fund invests all of its
                                 assets in the master fund, Class 2 shares of
                                 the American Funds Insurance Series Growth
                                 Fund, which invests primarily in common stocks
                                 of companies that appear to offer superior
                                 opportunities for growth of capital.

American Growth-Income Trust     Seeks to make the shareholders' investments
                                 grow and to provide the shareholder with income
                                 over time. To do this, the Fund invests all of
                                 its assets in the master fund, Class 2 shares
                                 of the American Funds Insurance Series
                                 Growth-Income, which invests primarily in
                                 common stocks or other securities that
                                 demonstrate the potential for appreciation
                                 and/or dividends.

American High Income Trust       Seeks to provide a high level of current income
                                 and, secondarily, capital appreciation. To do
                                 this, the Fund invests all of its assets in the
                                 master fund, Class 1 shares of the American
                                 Funds Insurance Series High-Income Bond Fund,
                                 which invests at least 65% of its assets in
                                 higher yielding and generally lower quality
                                 debt securities, and normally invests at least
                                 80% in bonds and up to 20% in equity
                                 securities.

American International Trust     Seeks to make the shareholders' investment
                                 grow. To do this, the Fund invests all of its
                                 assets in the master fund, Class 2 shares of
                                 the American Funds Insurance Series
                                 International Fund, which invests primarily in
                                 common stocks of companies located outside the
                                 United States.

American New World Trust         Seeks to make the shareholders' investment grow
                                 over time. To do this, the Fund invests all of
                                 its assets in the master fund, Class 1 shares
                                 of the American Funds Insurance Series New
                                 World Fund, which invests primarily in stocks
                                 of companies with significant exposure to
                                 countries with developing economies and/or
                                 markets.

DAVIS SELECTED ADVISERS, L.P.
Financial Services Trust         Seeks growth of capital. To do this, the Fund
                                 invests at least 80% of its net assets in
                                 companies that are principally engaged in
                                 financial services.

Fundamental Value Trust          Seeks growth of capital. To do this, the Fund
                                 invests in common stocks of U.S. companies with
                                 durable business models that can be purchased
                                 at attractive valuations relative to their
                                 intrinsic value.

DEUTSCHE INVESTMENT MANAGEMENT
   AMERICAS INC. ("DIMA") (1)
Real Estate Securities Trust     Seeks to achiev a combination of long-term
                                 capital appreciation and current income. To do
                                 this, the Fund invests at least 80% of its net
                                 assets in equity securities of REITs and real
                                 estate companies.

GRANTHAM, MAYO, VAN OTTERLOO &
   CO. LLC
International Core Trust         Seeks high total return. To do this, the Fund
                                 typically invests at least 80% of its total
                                 assets in a diversified portfolio of equity
                                 investments from a of number developed markets
                                 outside the U.S.

JENNISON ASSOCIATES LLC
Capital Appreciation Trust       Seeks long-term growth of capital. To do this,
                                 the Fund invests at least 65% o its total
                                 assets in equity and equity-related securities
                                 of companies that exceed $1 billion in market
                                 capitalization and have above-average growth
                                 prospects.

LEGG MASON CAPITAL MANAGEMENT,
   INC.
Core Equity Trust                Seeks long-term capital growth. To do this, the
                                 Fund invests at least 80% of its net assets
                                 in equity securities that offer the potential
                                 for capital growth by purchasing securities at
                                 large discounts relative to their intrinsic
                                 value.

MARSICO CAPITAL MANAGEMENT,
   LLC
International Opportunities      Seeks long-term growth of capital. To do
                                 this, the Fund invests at least 65% of its
                                 total assets in common stocks of at least three
                                 different foreign companies of any size that
                                 are selected for their long-term growth
                                 potential.

MFC GLOBAL INVESTMENT
   MANAGEMENT (U.S.A.)
   LIMITED (2)
Franklin Templeton Founding      Seeks long-term growth of capital. To do this,
   Allocation Trust              the Fund invests primarily in three JHT
                                 portfolios subadvised by Franklin Templeton:
                                 Global Trust, Income Trust and Mutual Shares
                                 Trust. The Fund is a fund of funds and is also
                                 authorized to invest in NAV shares of many
                                 other JHT portfolios and other investment
                                 companies.

Index Allocation Trust           Seeks long term growth of capital. Current
                                 income is also a consideration. To do this, the
                                 Fund invests approximately 70% of its total
                                 assets in JHT index portfolios which invest
                                 primarily in equity securities and
                                 approximately 30% of its total assets in JHT
                                 Funds which invest primarily in fixed income
                                 securities.

Lifestyle Aggressive             Seeks long-term growth of capital. Current
                                 income To is not a consideration. do this, the
                                 Fund invests 100% of its assets in JHT Funds
                                 which invest primarily in equity securities.

Lifestyle Balanced               Seeks a balance between a high level of current
                                 income and growth of capital, with a greater
                                 emphasis on growth of capital. To do this, the
                                 Fund invests approximately 40% of its assets in
                                 JHT Funds which invest primarily in fixed
                                 income securities and approximately 60% in
                                 Funds which invest primarily in equity
                                 securities.

Lifestyle Conservative           Seeks a high level of current income with some
                                 consideration given to growth of capital. To do
                                 this, the Fund invests approximately 80% of its
                                 assets in JHT Funds which invest primarily in
                                 fixed income securities and approximately 20%
                                 in Funds which invest primarily in equity
                                 securities.

Lifestyle Growth                 Seeks long-term growth of capital. Current
                                 income is To also a consideration. do this, the
                                 Fund invests approximately 20% of its assets in
                                 JHT Funds which invest primarily in fixed
                                 income securities and approximately 80% in
                                 Funds which invest primarily in equity
                                 securities.

Lifestyle Moderate               Seeks a balance between a high level of current
                                 income and growth of capital, with a greater
                                 emphasis on income. To do this, the Fund
                                 invests approximately 60% of its assets in JHT
                                 Funds which invest primarily in fixed income
                                 securities and approximately 40% in Funds which
                                 invest primarily in equity securities.

Mid Cap Index Trust              Seeks to approximate the aggregate total return
                                 of a mid cap U.S. domestic equity market index.
                                 To do this, the Fund invests at least 80% of
                                 its net assets in the common stocks in the S&P
                                 Mid Cap 400 Index(3) and securities that as a
                                 group behave in a manner similar to the index.

Money Market Trust               Seeks to obtain maximum current income
                                 consistent with preservation of principal and
                                 liquidity. To do this, the Fund invests in high
                                 quality, U.S. dollar denominated money market
                                 instruments.

Pacific Rim Trust                Seeks to achieve long-term growth of capital.
                                 To do this, the Fund invests at least 80% of
                                 its net assets in common stocks and
                                 equity-related of securities established,
                                 larger-capitalization non-U.S. companies
                                 located in the Pacific Rim region, including
                                 emerging markets.

MFC GLOBAL INVESTMENT
   MANAGEMENT (U.S.), LLC
High Income Trust                Seeks a high level of current income; capital
                                 appreciation is a secondary goal. To do this,
                                 the Fund invests at least 80% of its net assets
                                 in U.S. and foreign fixed-income securities
                                 that are rated BB/Ba or lower or are unrated
                                 equivalents.

MUNDER CAPITAL MANAGEMENT
Small Cap Opportunities Trust    Seeks long-term capital appreciation. To do
                                 this, the Fund invests at least 80% of its net
                                 assets in equity securities of
                                 small-capitalization companies.

PACIFIC INVESTMENT MANAGEMENT
   COMPANY LLC
   Global Bond Trust             Seeks maximum total return, consistent with
                                 preservation of capital and prudent investment
                                 management. To do this, the Fund invests at
                                 least 80% of its net assets in fixed income
                                 instruments, futures contracts (including
                                 related options) with respect to such
                                 securities and options on such securities.

   Total Return Trust            Seeks maximum total return, consistent with
                                 preservation of capital and prudent investment
                                 management. To do this, the Fund invests at
                                 least 65% of its total assets in a diversified
                                 fund of fixed income instruments of varying
                                 maturities.

PZENA INVESTMENT MANAGEMENT, LLC
   Classic Value Trust           Seeks long-term growth of capital. To do this,
                                 the Fund invests at least 80% of its assets in
                                 domestic equity securities of companies that
                                 are currently undervalued relative to the
                                 market, based on estimated future earnings and
                                 cash flow.

RCM CAPITAL MANAGEMENT LLC &
   T. ROWE PRICE ASSOCIATES,
   INC.
   Science & Technology Trust    Seeks long-term growth of capital. Current
                                 income is incidental to the Fund's objective.
                                 To do this, the Fund invests at least 80% of
                                 its net assets in the common stocks of
                                 companies expected to benefit from the
                                 development, advancement, and/or use of science
                                 and technology.

T. ROWE PRICE ASSOCIATES, INC.
   Blue Chip Growth Trust        Seeks to provide long-term growth of capital.
                                 Current income is a secondary objective. To do
                                 this, the Fund invests at least 80% of its net
                                 assets in the common stocks of large and
                                 medium-sized blue chip growth companies that
                                 are well established in their industries.

   Equity-Income Trust           Seeks to provide substantial dividend income
                                 and also long-term capital appreciation. To do
                                 this, the Fund invests at least 80% of its net
                                 assets in equity securities, with 65% in
                                 common stocks of well-established companies
                                 paying above-average dividends.

   Health Sciences Trust         Seeks long-term capital appreciation. To do
                                 this, the Fund invests at least 80% of its net
                                 assets in common stocks of companies engaged in
                                 the research, development, production, or
                                 distribution of products or services related to
                                 health care, medicine, or the life sciences.

   Small Company Value Trust     Seeks long-term growth of capital. To do this,
                                 the Fund will invest at least 80% of its net
                                 assets in small companies whose common stocks
                                 are believed to be undervalued.

TEMPLETON INVESTMENT COUNSEL, LLC
   International Small Cap       Seeks long-term capital appreciation. To do
      Trust                      this, the Fund invests at least 80% of its net
                                 assets in securities issued by foreign
                                 small-cap companies in emerging markets.

   International Value Trust     Seeks long-term growth of capital. To do this,
                                 the Fund invests at least 65% of its total
                                 assets in equity securities of companies
                                 located outside the U.S., including in emerging
                                 markets, and generally up to 25% of its total
                                 assets in debt securities of companies and
                                 governments located anywhere in the world.

UBS GLOBAL ASSET MANAGEMENT
   (AMERICAS) INC.
   Global Allocation Trust       Seeks total return, consisting of long-term
                                 capital appreciation and current income. To do
                                 this, the Fund invests in equity and fixed
                                 income securities of issuers located within and
                                 outside the U.S. based on prevailing market
                                 conditions.

VAN KAMPEN (A REGISTERED TRADE
   NAME OF MORGAN STANLEY
   INVESTMENT MANAGEMENT INC.)
   Value Trust                   Seeks to realize an above-average total return
                                 over a market cycle of three to five years,
                                 consistent with reasonable risk. To do this,
                                 the Fund invests at least 65% of its total
                                 assets in equity securities which are believed
                                 to be undervalued relative to the stock market
                                 in general.

WELLINGTON MANAGEMENT COMPANY,
   LLP
   Investment Quality Bond
      Trust Seeks to provide a high level of current income consistent with the maintenance of principal and liquidity. To do this, the Fund invests at least 80% of its net assets in bonds rated investment grade, focusing on corporate and U.S government bonds with intermediate to longer term maturities.

   Mid Cap Intersection Trust    Seeks long-term growth of capital. To do this,
                                 the Fund invests at least 80% of its net
                                 assets in equity securities of medium-sized
                                 companies with significant capital appreciation
                                 potential.

   Mid Cap Stock Trust           Seeks long-term growth of capital. To do this,
                                 the Fund invests at least 80% of its net assets
                                 in equity securities of medium-sized companies
                                 with significant capital appreciation
                                 potential.

   Natural Resources Trust       Seeks long-term total return. To do this, the
                                 Fund will invest at least 80% of its net assets
                                 in equity and equity-related securities of
                                 natural resource-related companies worldwide,
                                 including emerging markets.

   Small Cap Growth Trust        Seeks long-term capital appreciation. To do
                                 this, the Fund will invest at least 80% of its
                                 net assets in small-cap companies that are
                                 believed to offer above-average potential for
                                 growth in revenues and earnings.

   Small Cap Value Trust         Seeks long-term capital appreciation. To do
                                 this, the Fund will invest at least 80% of its
                                 net assets in small-cap companies that are
                                 believed to be undervalued.

WESTERN ASSET MANAGEMENT COMPANY
   High Yield Trust              Seeks to realize an above-average total return
                                 over a market cycle of three to five years,
                                 consistent with reasonable risk. To do this,
                                 the Fund invests at least 80% of its net assets
                                 in high yield securities, including corporate
                                 bonds, preferred stocks and U.S. Government and
                                 foreign securities.

   Strategic Bond Trust          Seeks a high level of total return consistent
                                 with preservation of capital. To do this, the
                                 Fund invests at least 80% of its net assets in
                                 fixed income securities across a range of
                                 credit qualities and may invest a substantial
                                 portion of its assets in obligations rated
                                 below investment grade.

   U.S. Government Securities    Seeks to obtain a high level of current income
      Trust                      consistent with preservation of capital and
                                 maintenance of liquidity. To do this, the Fund
                                 invests at least 80% of its net assets in debt
                                 obligations and mortgage-backed securities
                                 issued or guaranteed by the U.S. government,
                                 its agencies or instrumentalities.


(1) RREEF American L.L.C. provides sub-subadvisory services to DIMA in its management of the Global Real Estate Trust.

(2) DIMA provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited in its management of the Lifestyle Trusts.

(3) S&P Mid Cap 400(R) is a trademark of The McGraw-Hill Companies, Inc. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust. Effective December 31, 2006, the S&P Mid Cap 400(R) tracks companies having market capitalization between $590 million to $12.5 billion.

VOTING INTEREST

You instruct us how to vote Fund shares.

We will vote Fund shares held in a Separate Account at any Fund shareholder meeting in accordance with voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for proxy materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Fund shares that we hold (including our own shares and those we hold in a Separate Account for Contract Owners) in proportion to the instructions so received. The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Fund for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund.

During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Fund for which voting instructions may be given by dividing the reserve for the Contract allocated to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund. Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a Contract will usually decrease after commencement of annuity payments. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting.

We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

                         V. Description of the Contract

ELIGIBLE PLANS

The Contract may be used to fund plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10" and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "Qualified Retirement Plans"). We also designed the Contract so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.

ACCUMULATION PERIOD PROVISIONS

We may impose restrictions on your ability to make initial and subsequent Purchase Payments.

Purchase Payments

You may make Purchase Payments to us at our Annuities Service Center at any time. The minimum initial Purchase Payment is $10,000. Subsequent Purchase Payments must be at least $30. All Purchase Payments must be in U.S. dollars. We may provide for Purchase Payments to be automatically withdrawn from your bank account on a periodic basis. If a Purchase Payment would cause your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, we must grant our approval to you in order to make the payment.

John Hancock USA may reduce or eliminate the minimum initial Purchase Payment requirement, upon your request and as permitted by state law, in the following circumstances:

     - You purchase your Contract through a 1035 exchange or a Qualified Plan transfer of an existing contract(s) issued by another carrier(s) AND at the time of application, the value of your existing contract(s) meets or exceeds the applicable minimum initial Purchase Payment requirement AND prior to our receipt of such 1035 monies, the value drops below the applicable minimum initial Purchase Payment requirement due to market conditions;

     - You purchase more than one new Contract and such Contracts cannot be combined AND the average initial Purchase Payments for these new Contracts is equal to or greater than $50,000;

     - You and your spouse each purchase at least one new Contract AND the average initial Purchase Payments for the new Contract(s) is equal to or greater than $50,000;

     - You purchase multiple Contracts issued in conjunction with a written Retirement Savings Plan (either Qualified or Non-Qualified), for the benefit of plan participants AND the Annuitant under each Contract is a plan participant AND the average initial Purchase Payment for these new Contracts is equal to or greater than $50,000.

If permitted by state law, John Hancock USA may cancel a Contract at the end of any TWO consecutive Contract Years in which no Purchase Payments have been made, if both:

     - the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and

     - the Contract Value at the end of such two year period is less than $2,000.

Contracts issued by John Hancock New York may be cancelled at the end of any THREE consecutive Contract Years in which no Purchase Payments have been made as described above.

As a matter of administrative practice, the respective Company will attempt to notify you prior to any such cancellation in order to allow you to make the necessary Purchase Payment to keep your Contract in force. The cancellation of Contract provisions may vary in certain states to comply with the requirements of insurance laws and regulations in such states. If we cancel your Contract, we will pay you the Contract Value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "VIII. Federal Tax Matters").

You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of subsequent Purchase Payments at any time by notifying us in writing (or by telephone or electronically if you comply with our telephone or electronic transaction procedures described herein).

Accumulation Units

During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of "accumulation units" to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.

We will usually credit initial Purchase Payments received by mail on the Business Day on which they are received at our Annuities Service Center, and no later than two Business Days after our receipt of all information necessary for issuing the Contract. We will inform you of any deficiencies preventing processing if your Contract cannot be issued. If the deficiencies are not remedied within five Business Days after receipt, we will return your Purchase Payment promptly, unless you specifically consent to our retaining your Purchase Payment until all necessary information is received. We will credit initial Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers have made special arrangements with us. We will credit subsequent Purchase Payments on the Business Day they are received at our Annuities Service Center.

We will deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay proceeds, or apply amounts to an Annuity Option.

We measure the value of an Investment Account in accumulation units, which vary in value with the performance of the underlying Fund.

Value of Accumulation Units

The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options you select. We arbitrarily set the value of an accumulation unit for each Sub-Account on the first Business Day the Sub-Account was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying (i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the "net investment factor" for that Sub-Account (described below) for the Business Day for which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Fund determines the net asset value of its shares.

We will use a Fund share's net asset value at the end of a Business Day to determine accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:

     - your Purchase Payment transaction is complete before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) for that Business Day, or

     - we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of the New York Stock Exchange for that Business Day.

Net Investment Factor

The net investment factor is an index used to measure the investment performance of a Sub-Account from one Business Day to the next (the "valuation period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. We determine the net investment factor for each Sub-Account for any valuation period by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:

     - the net asset value per share of a Fund share held in the Sub-Account determined at the end of the current valuation period; plus

     - the per share amount of any dividend or capital gain distributions made by the Fund on shares held in the Sub-Account if "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a Fund share held in the Sub-Account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for Separate Account annual expenses.

Transfers Among Investment Options

During the Accumulation Period, you may transfer amounts among the Variable Investment Options and from those Investment Options to the Fixed Investment Options, subject to the restrictions set forth below.

You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (see "Telephone and Electronic Transactions"). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the Investment Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we will transfer the entire amount instead of the requested amount.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

Investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a variable investment option since such activity may expose a variable investment option's underlying fund to increased fund transaction costs and/or disrupt the fund manager's ability to effectively manage a fund in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.

To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day that the net asset value of the shares of a Fund are determined ending at the close of day-time trading of the New York Stock Exchange (usually 4 p.m.) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing program, (b) transfers from a Fixed Investment Option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Funds and (d) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under each Separate Account's policy and procedures, Contract Owners may transfer to a Money Market investment option even if a Contract Owner reaches the two transfer per month limit if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from that Money Market investment option to another Variable Investment Option. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.

We reserve the right to take other actions to restrict trading, including, but not limited to:

     -    restricting the number of transfers made during a defined period;

     -    restricting the dollar amount of transfers;

     - restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and

     -    restricting transfers into and out of certain Sub-Account(s).

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Funds. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

In addition to the transfer restrictions that we impose, the John Hancock Trust also has adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Fund may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.

Maximum Number of Investment Options

We currently do not limit the number of Investment Options to which you may allocate Purchase Payments.

We permit you to make certain types of transactions by telephone or electronically through the internet.

Telephone and Electronic Transactions

When you purchase a Contract, we will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the applicable telephone number or internet address shown on the first page of this Prospectus.

To access information and perform electronic transactions through our website, we require you to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

     -    Any loss or theft of your password; or

     -    Any unauthorized use of your password

We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.

All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time on any Business Day, will usually be effective at the end of that day. Circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy, may limit your ability to access or transact business electronically. We may, for example, experience unusual volume during periods of substantial market change.

We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel is abusing the privilege to the detriment of others.

We make available Dollar Cost Averaging and Asset Rebalancing programs.

Special Transfer Services-Dollar Cost Averaging

We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any Variable Investment Option, or from a Fixed Investment Option we permit for this purpose to other Variable Investment Options until the amount in the Investment Option from which the transfer is made is exhausted. You may establish a DCA Fixed Investment Option under the DCA program to make automatic transfers. You may allocate only Purchase Payments (and not existing Contract Values) to the DCA Fixed Investment Option. If you elect the DCA Fixed Investment Option, we will credit the amounts allocated to this option with interest at the guaranteed interest rate in effect on the date of such allocation.

From time to time, we may offer special DCA programs where the rate of interest credited to a Fixed Investment Option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, we will recover any amounts we credit to your account in excess of amounts earned by us on the assets in the General Account from existing charges described in your Contract. Your Contract charges will not increase as a result of electing to participate in any special DCA program.

The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Sub-Account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract Owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate application or you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the DCA program.

Special Transfer Services-Asset Rebalancing Program

We administer an Asset Rebalancing program which enables you to specify the percentage levels you would like to maintain in particular Funds. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Funds. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing program is being used. If you are interested in the Asset Rebalancing program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing program.

We will permit asset rebalancing only on the following time schedules:

     - quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);

     - semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or

     - annually on December 26th (or the next Business Day if December 26th is not a Business Day).

You may withdraw all or a portion of your Contract Value, but may incur withdrawal charges or tax liability as a result.

Withdrawals

During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to our Annuities Service Center. You may make withdrawals by telephone as described above under "Telephone and Electronic Transactions". For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any Unpaid Loans and any applicable withdrawal charge. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the amount withdrawn from that Investment Account plus any applicable withdrawal charge deducted from that Investment Account.

When making a partial withdrawal, you should specify the Investment Options from which the withdrawal is to be made. The amount requested from an Investment Option may not exceed the value of that Investment Option minus any applicable withdrawal charge. If you do not specify the Investment Options from which a partial withdrawal is to be taken, we will take the withdrawal from the Variable Investment Options until exhausted. We will then take from the Fixed Investment Option, beginning with the shortest remaining guarantee period first and ending with the longest remaining guarantee period last. If the partial withdrawal is less than the total value in the Variable Investment Options, we will take the withdrawal proportionately from all of your Variable Investment Options. For rules governing the order and manner of withdrawals from the Fixed Investment Option, see "Fixed Investment Options".

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $300, we will treat the partial withdrawal as a total withdrawal of the Contract Value.

We will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven days receipt of the request, complete with all necessary information at our Annuities Service Center. We reserve the right to defer the right of withdrawal or postpone payments for any period when:

     - the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     -    trading on the New York Stock Exchange is restricted;

     - an emergency exists, as determined by the SEC, as a result of which disposal of securities held in the Separate Accounts is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Accounts' net assets; or

     - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

IMPACT OF DIVORCE. In the event that you and your spouse become divorced after you purchase a Contract, we will consider any request to reduce or divide benefits under a Contract as a request for a withdrawal of Contract Value. The transaction may be subject to any applicable tax, withdrawal charges and, for Contracts issued with an optional minimum guaranteed withdrawal benefit Rider, Reset provisions (see "VI. Optional Benefits"). If you determine to divide a Contract with an optional benefit Rider, we will permit you to continue the existing Rider under one, but not both, resulting Contracts. We will also permit the owner of the new Contract to purchase any optional benefit Rider then available.

TAX CONSIDERATIONS. Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "VIII. Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see Appendix D: "Qualified Plan Types").


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You may make Systematic "Income Plan" withdrawals.

Special Withdrawal Services-The Income Plan

We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of IP withdrawals in a Contract Year to not more than 10% of the Purchase Payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a Contract in the same Contract Year in which an IP program is in effect, IP withdrawals after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to Contracts participating in the DCA program or for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the IP program.

If you die during the Accumulation Period, your Beneficiary will receive a death benefit that might exceed your Contract Value.

Death Benefit During Accumulation Period

The Contracts described in this Prospectus provide for the distribution of a death benefit before a Contract's Maturity Date.

AMOUNT OF DEATH BENEFIT. The death benefit payable under the Contract will be the greater of:

     -    the Contract Value; or

     - the sum of all Purchase Payments made, less any amounts deducted in connection with partial withdrawals.

The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

     (i)  is equal to the death benefit prior to the withdrawal; and

     (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

PAYMENT OF DEATH BENEFIT. The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms from all Beneficiaries at our Annuities Service Center. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our Annuities Service Center:

     -    a certified copy of a death certificate; or

     - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; and all required claim forms; or

     -    any other proof satisfactory to us.

If there are any Unpaid Loans, the death benefit equals the death benefit, as described above, minus the amount of Unpaid Loans (including unpaid interest).

DISTRIBUTION OF DEATH BENEFIT. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that are not issued in connection with Qualified Plans, i.e., "Non-Qualified Contracts". Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a Qualified Plan, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan. In particular, if you intend to use the Contract in connection with a Qualified Plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on Qualified Plans, including IRAs (see "VIII. Federal Tax Matters" and Appendix
D: "Qualified Plan Types").

In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit.

We will pay the death benefit to the Beneficiary if any Contract Owner dies before the Maturity Date. If there is a surviving Owner, that Contract Owner will be deemed to be the Beneficiary. No death benefit is payable on the death of any Annuitant, except that if any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.

The death benefit may be taken in the form of a lump sum. If so, we will pay death benefits under our current administrative procedures within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals").


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If the death benefit payable upon the death of an Owner is not taken immediately, the Contract will continue, subject to the following:

     -    The Beneficiary will become the Owner.

     - We will allocate any excess of the death benefit over the Contract Value to the Owner's Investment Accounts in proportion to their relative values on the date of receipt by us of due proof of the Owner's death.

     -    No additional Purchase Payments may be made.

     -    We will waive withdrawal charges for all future distributions.

     - If the deceased Owner's spouse is the Beneficiary, the surviving spouse continues the Contract as the new Owner. In such a case, the distribution rules applicable when a Contract Owner dies will apply when the spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), we will treat the death benefit paid upon the first Owner's death as a Purchase Payment to the Contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first Owner's death will not be considered in the determination of the spouse's death benefit.

     - If the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract must be made within five years of the Owner's death, or alternatively, distribution may be made as an annuity, under one of the Annuity Options described below, which begins within one year of the Owner's death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see "Annuity Options"). If distribution is not made as an annuity, upon the death of the Beneficiary, the death benefit will equal the Contract Value and must be distributed immediately in a single sum.

     - Alternatively, if the Contract is not a Qualified Contract and if the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract may be made as a series of withdrawals over the Beneficiary's life expectancy. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals, but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary's life expectancy.

A substitution or addition of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the Maturity Date, the Contract Value on the date of the change will be treated as a Purchase Payment made on that date. In addition, all Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the Owner's spouse.

Please see "VI. Optional Benefits" for a discussion of benefits available to Beneficiaries under the optional Annual Step Death Benefit.

PAY-OUT PERIOD PROVISIONS

You have a choice of several different ways of receiving annuity payments from us.

General

Generally, the Contracts contain provisions for the commencement of annuity payments to the Annuitant on the Contract's Maturity Date (the first day of the Pay-out Period). The Maturity Date is the date specified on your Contract's specifications page, unless you change that date. If no date is specified, the Maturity Date is the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary. You may specify a different Maturity Date at any time by written request at least one month before both the previously specified and the new Maturity Date. The new Maturity Date may not be later than the previously specified Maturity Date unless we consent. Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences (see "VIII. Federal Tax Matters"). Distributions may be required from Qualified Contracts before the Maturity Date.

You may select the frequency of annuity payments. However, if the Contract Value at the Maturity Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any Unpaid Loans, in one lump sum to the Annuitant on the Maturity Date.

Annuity Options

Annuity payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the Contract, and at any time during the Accumulation Period, you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an Annuity Option is not selected, we will provide as a default an Annuity Option in the form of a life annuity with payments guaranteed for ten years, as described below. We


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

will provide either variable or fixed, or a combination variable and fixed annuity payments in proportion to the Investment Account Value of each Investment Option at the Maturity Date. We will determine annuity payments based on the Investment Account Value of each Investment Option at the Maturity Date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts. Once annuity payments commence:

     - you will no longer be permitted to make any withdrawals under the Contract;

     - you will no longer be permitted to make or receive any withdrawals under a guaranteed minimum withdrawal benefit Rider;

     -    we may not change the Annuity Option or the form of settlement; and

     -    your Guaranteed Minimum Death Benefit will terminate.

Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.

ANNUITY OPTIONS OFFERED IN THE CONTRACT. The Contracts guarantee the availability of the following Annuity Options:

Option 1(a): Non-Refund Life Annuity - An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because there is no guarantee that we will make any minimum number of payments, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due.

Option 1(b): Life Annuity with Payments Guaranteed for 10 Years - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if the Annuitant dies prior to the end of the tenth year.

Option 2(a): Joint & Survivor Non-Refund Life Annuity - An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant. Because there is no guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

Option 2(b): Joint & Survivor Life Annuity with Payments Guaranteed for 10 Years
- An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.

ADDITIONAL ANNUITY OPTIONS. We currently offer the following Annuity Options which are in addition to the ones we are contractually obligated to make available. We may cease offering any of the following Annuity Options at any time and may offer other Annuity Options in the future.

Option 3: Life Annuity with Payments Guaranteed for 5, 15 or 20 Years - An annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for the specific number of years, we make annuity payments to the end of the last year of the 5, 15 or 20 year period.

Option 4: Joint & Two-Thirds Survivor Non-Refund Life Annuity - An annuity with full payments during the joint lifetime of the Annuitant and a designated co-Annuitant and two-thirds payments during the lifetime of the survivor. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

Option 5: Period Certain Only Annuity for 10, 15 or 20 Years - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter. You may surrender all or part of your Contract for its 'Commuted Value' after the Pay-out Period has begun only if you select a variable pay-out under this Option. (See "Full Surrenders During the Pay-out Period" and "Partial Surrenders During the Pay-out Period" below.)

ADDITIONAL ANNUITY OPTIONS FOR CONTRACTS WITH A GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER. We make one or more additional Annuity Options available if you purchase a Contract with one of our guaranteed minimum withdrawal benefit Riders (i.e., Income Plus for Life, Income Plus for Life - Joint Life, Principal Plus for Life, or Principal Plus for Life Plus Automatic Annual Step-up, as described in "VI. Optional Benefits," or Principal Plus for Life Plus Spousal Protection, as described in Appendix B.) If you purchase a Contract with a guaranteed minimum withdrawal benefit Rider, you may select the additional Annuity Options shown below. These additional Annuity Options are only available for Maturity Dates no earlier than the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary.


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GMWB Alternate Annuity Option 1: LIA with Cash Refund - This Annuity Option is available if you purchase a Contract with the Income Plus for Life or an Income Plus for Life - Joint Life Rider. For the Income Plus for Life - Joint Life Rider, this Annuity Option is available only if one Covered Person, not two, remains on the Rider at the Maturity Date. Under this option, we will make annuity payments during the lifetime of the Annuitant. After the death of the Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:

     - the Lifetime Income Amount on the Maturity Date, if any, as provided by the guaranteed minimum withdrawal benefit rider that you purchased with your Contract, or

     - the annual amount that the proceeds of your Contract provides on a guaranteed basis under a life with cash refund annuity. (Unlike Option 1(b), however, we will not continue making payments for the remainder of the 10 year term upon the death of the Annuitant. Instead, we will pay a lump sum amount of the excess Contract Value, if any, described above.)

GMWB Alternate Annuity Option 2: Joint & Survivor LIA with Cash Refund - This Annuity Option is available if you purchase a Contract with the Income Plus for Life - Joint Life Rider and both Covered Persons remain on the Rider at the Maturity Date. Under this option, we will make annuity payments during the joint lifetime of the co-Annuitants. After the death of the last surviving Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:

     - the Lifetime Income Amount on the Maturity Date, if any, as provided by the guaranteed minimum withdrawal benefit rider that you purchased with your Contract, or

     - the annual amount that the proceeds of your Contract provides on a guaranteed basis under a joint life with cash refund annuity. (Unlike Option 2(b), however, we will not continue making payments for the remainder of the 10 year term upon the death of the last surviving Annuitant. Instead, we will pay a lump sum amount of the excess Contract Value, if any, described above.)

GMWB Alternate Annuity Option 3: Fixed Annuity with Period Certain - This Annuity Option is available if you purchase a Contract with the Principal Plus for Life or a Principal Plus for Life Plus Automatic Annual Step-up optional benefit Rider. If you purchase a Contract with a Principal Plus for Life Plus Spousal Protection Rider, this Annuity Option is available only if one Covered Person, not two, remains under the Rider at the Maturity Date. This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetime of a single Annuitant. We determine the certain period by dividing the Guaranteed Withdrawal Balance at the Maturity Date by the amount of the annual annuity benefit payment we determine for this option. This period will be rounded to the next higher month.

We determine the annual amount of Fixed Annuity payments under this Annuity Option as the greater of:

     - the Lifetime Income Amount on the Maturity Date, if any, as provided by the guaranteed minimum withdrawal benefit rider that you purchased with your Contract, or

     - the annual amount that the proceeds of your Contract provides on a guaranteed basis under Annuity Option 1(a): Non-Refund Life Annuity.

GMWB Alternate Annuity Option 4: Spousal LIA Fixed Annuity with Period Certain - This Annuity Option is available if you purchase a Contract with the Principal Plus for Life Plus Spousal Protection Rider, and both Covered Persons remain under the Rider at the Maturity Date. This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetimes of the Annuitant and co-Annuitant. If you elect this option, we will make payments for a certain period and after that during the joint lifetime of the Annuitant and Co-Annuitant. Payments will then continue during the remaining lifetime of the survivor. No payments are due after the death of the last surviving Annuitant or, if later, the end of the certain period. We determine the certain period by dividing Guaranteed Withdrawal Balance at the Maturity Date by the amount of the annual annuity benefit payment we determine for this option. This period will be rounded to the next higher month.

We determine the annual amount of Fixed Annuity payments under this option as the greater of:

     - the Lifetime Income Amount, if any, as provided by the Rider that you purchased with your Contract, or

     - the annual amount that the proceeds of your Contract provides on a guaranteed basis under Annuity Option 2(a): Joint and Survivor Non-Refund Annuity.

GMWB Alternate Annuity Option 5: Fixed Period Certain Only - This Annuity Option is available only if:

     - you purchase a Contract with a Principal Plus for Life, Principal Plus for Life Plus Spousal Protection or a Principal Plus for Life Plus Automatic Annual Step-up optional benefit Rider; and

     - there is no Lifetime Income Amount remaining (or none has been determined) at the Maturity Date.


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This Annuity Option provides a Fixed Annuity with payments guaranteed for a certain period and no payments thereafter. Under this option, we determine the certain period by dividing the Guaranteed Withdrawal Balance at the Maturity Date by the Guaranteed Withdrawal Amount at the Maturity Date. This period will be rounded to the next higher month. (If the period certain is less than 5 years, we may pay the benefit as a lump sum equal to the present value of the annuity payments at the rate of interest for Annuity Options as described in the Contract.)

We determine the annual amount of Fixed Annuity payments under this option as the greater of:

     - the Guaranteed Withdrawal Amount on the Maturity Date as provided by the Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up, or the Principal Plus for Life Plus Spousal Protection Rider that you purchased with your Contract, or

     - the annual amount for a Fixed Annuity with the same period certain that we determine for this option, but based on the interest rate for Annuity Options described in your Contract.

FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the present value of any remaining guaranteed annuity payments ("Commuted Value") of your Contract. The Commuted Value is determined on the day we receive your written request for surrender. We determine the Commuted Value by:

     - multiplying the number of Annuity Units we currently use to determine each payment by the respective Annuity Unit value on the last payment date (see "Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments" for a description of an "Annuity Unit");

     - assuming that the net investment factor for the remainder of the guarantee period will equal the assumed interest rate of 3%, resulting in level annuity payments; and

     - calculating the present value of these payments at the assumed interest rate of 3%.

If you elect to take the entire Commuted Value of the remaining annuity payments due in the Period Certain, no future annuity payments will be made.

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. We permit partial surrenders after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. The Commuted Value is determined on the day we receive your written request for surrender in the manner described above.

If you elect to take only the Commuted Value of some of the remaining annuity payments due in the Period Certain, we will reduce the remaining annuity payments during the remaining Period Certain.

You will not be able to make any additional withdrawals under a Contract with a guaranteed minimum withdrawal benefit rider once annuity payments begin under an Annuity Option.

FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "Death Benefit During Accumulation Period"), on death, withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.

We determine the amount of each Fixed Annuity payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate table in the Contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of Fixed Annuity payments.

Determination of Amount of the First Variable Annuity Payment

We determine the first Variable Annuity payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a Variable Annuity to the annuity tables contained in the Contract. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Maturity Date. We will reduce Contract Value used to determine annuity payments by any applicable premium taxes.

The rates contained in the annuity tables vary with the Annuitant's sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans. Under such tables, the longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly Variable Annuity payment will be.


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Annuity Units and the Determination of Subsequent Variable Annuity Payments

We will base Variable Annuity payments after the first one on the investment performance of the Sub-Accounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each Sub-Account by the Annuity Unit value of that Sub-Account (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Sub-Account is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity payment is due, and the resulting amounts for each Sub-Account are then totaled to arrive at the amount of the annuity payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made). We will deduct a pro-rata portion of the administration fee from each annuity payment.

The value of an Annuity Unit for each Sub-Account for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that Sub-Account (see "Net Investment Factor") for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.

We build a 3% assumed interest rate into the annuity tables in the Contract used to determine the first Variable Annuity payment. The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of Variable Annuity payments will not decrease is 4.72%.

Some transfers are permitted during the Pay-out Period, but subject to different limitations than during the Accumulation Period.

Transfers During Pay-out Period

Once Variable Annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one Sub-Account to another. You must submit your transfer request to our Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity payment to which your transfer will apply. We will make transfers after the Maturity Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the Annuity Units for the new Sub-Account selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make per Contract Year to four. Once annuity payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Fund. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Death Benefit During Pay-out Period

If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the Pay-out Period, we will make the remaining guaranteed payments to the Beneficiary. We will make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.

OTHER CONTRACT PROVISIONS

You have a right to cancel your Contract.

Right to Review

You may cancel the Contract by returning it to our Annuities Service Center or to your registered representative at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract Value (minus any Unpaid Loans) computed at the end of the Business Day on which we receive your returned Contract.

No withdrawal charge is imposed upon return of a Contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all Purchase Payments if this is greater than the amount otherwise payable.

If you purchase your Contract in connection with a replacement of an existing contract, your Contract may provide for a longer time period to return it to us. For example, in New York, you may return the Contract at any time within 60 days after receiving it. Replacement of an existing annuity contract generally is defined as the purchase of a new contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new


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

issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new a Contract is a replacement of an existing contract.

(Applicable to Residents of California Only) Residents in California age 60 and greater may cancel the Contract by returning it to our Annuities Service Center or agent at any time within 30 days after receiving it. We will allocate your Purchase Payments to the Money Market Investment Option during this period. We will, however, permit you to elect to allocate your Purchase Payments during this 30 day period to a Fixed Investment Option (if available), or to one or more of the Variable Investment Options. If you cancel the Contract during this 30 day period and your Purchase Payments were allocated to a Fixed Investment Option or the Money-Market Investment Option, we will pay you the original amount of your Purchase Payments. If your Purchase Payments were allocated to a Variable Investment Option (other than the Money Market Fund), we will pay you the Contract Value, (minus any Unpaid Loans), computed at the end of the Business Day on which we receive your returned Contract.

You own the Contract.

Ownership

Prior to the Maturity Date, the Contract Owner is the person designated in the Contract specifications page or as subsequently named. On and after the Maturity Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.

In the case of Non-Qualified Contracts, you may change ownership of the Contract or you may collaterally assign the Contract at any time prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. Changing the ownership of a Contract may be treated as a (potentially taxable) distribution from the Contract for Federal tax purposes. A collateral assignment is treated as a distribution from the Contract and will be tax reported as such. An addition or substitution of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change and treating that value as a Purchase Payment made on that date for purposes of computing the amount of the death benefit.

You must make any change of ownership or assignment in writing and we must receive such written change at the Annuities Service Center. We must approve any change. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable Beneficiary.

In the case of Qualified Contracts, ownership of the Contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, you may not sell, assign, transfer, discount or pledge as collateral for a loan or as security for the performance of an obligation, or for any other purpose, a Qualified Contract to any person other than us.


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

The Annuitant is either you or someone you designate.

Annuitant

The Annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The Annuitant is entitled to receive all annuity payments under the Contract. If the Contract Owner names more than one person as an "Annuitant," the second person named shall be referred to as "co-Annuitant." The Annuitant is as designated on the Contract specifications page or in the application, unless changed. You must make any change of Annuitant in writing in a form acceptable to us. We must approve any change.

On the death of the Annuitant prior to the Maturity Date, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the Owner becomes the Annuitant. In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract at the Maturity Date.

If any Annuitant is changed and any Contract Owner is not a natural person, we must distribute the entire interest in the Contract to the Contract Owner within five years. We will reduce the amount distributed by charges that would otherwise apply upon withdrawal.

The Beneficiary is the person you designate to receive the death benefit if you die.

Beneficiary

The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, we will treat that person as the Beneficiary. You may change the Beneficiary subject to the rights of any irrevocable Beneficiary. You must make any change in writing. We must approve any change. If approved, we will effect such change as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, IRS regulations may limit designations of Beneficiaries.

Modification

We may not modify your Contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.

Our Approval

We reserve the right to accept or reject any Contract application at our sole discretion.

Misstatement and Proof of Age, Sex or Survival

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant's correct age and sex. If we have made incorrect annuity payments, we will pay the amount of any underpayment immediately and we will deduct the amount of any overpayment from future annuity payments.

FIXED INVESTMENT OPTIONS

Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and each Company's General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor a General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, Federal securities laws may require disclosures relating to interests in a Fixed Investment Option and a General Account to be accurate.

INTEREST RATES AND AVAILABILITY. Currently, we do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option under the DCA program (see "Special Transfer Services-Dollar Cost Averaging" for details). However, we may make available Fixed Investment Options under the Contract in the future. If we do, a Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time-to-time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.

Fixed Investment Options are not available with John Hancock USA Contracts issued in the States of Minnesota, Mississippi, and Oregon. Certain other states may impose restrictions on the availability of Fixed Investment Options under your Contract.


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

TRANSFERS. During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period. You may, however, transfer amounts from Fixed to Variable Investment Options prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.

You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Maturity Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we will establish as single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Maturity Date.

Subject to certain regulatory limitations, we may determine to restrict payments and transfers to Fixed Investment Options at any time the declared interest rate in effect equals the minimum interest rate specified in your Contract.

RENEWALS. At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period.

WITHDRAWALS. You may make total and partial withdrawals of amounts held in a Fixed Investment Option at any time during the Accumulation Period. Withdrawals from a Fixed Investment Option will be made in the same manner and be subject to the same limitations as set forth under "Withdrawals".

We reserve the right to defer payment of amounts withdrawn from a Fixed Investment Option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

If you do not specify the Investment Options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options. Such withdrawals will be made from the Investment Options beginning with the shortest guarantee period. Within such a sequence, where there are multiple Investment Accounts within a Fixed Investment Option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA Fixed Investment Option is considered to have a shorter guarantee period than the one-year Fixed Investment Option.

Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. See "VIII. Federal Tax Matters" below. Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. See Appendix D "Qualified Plan Types".

LOANS. We offer a loan privilege only to owners of Contracts issued in connection with Section 403(b) Qualified Plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under "Loans." (See "VIII. Federal Tax Matters"). THE LOAN PRIVILEGE WILL NOT BE AVAILABLE TO SUCH CONTRACTS IF YOU ELECT AN OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER.

CHARGES. No asset based charges are deducted from Fixed Investment Options.


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

                              VI. Optional Benefits

You may elect to purchase optional benefits when you purchase a Contract. If available in your state, you may select one of the following "guaranteed minimum withdrawal benefit" Riders:

     -    Income Plus for Life, or

     -    Income Plus for Life - Joint Life, or

     -    Principal Plus for Life, or

     -    Principal Plus for Life Plus Automatic Annual Step-up.

You also may select an Annual Step Death Benefit Rider.

We describe each of these optional benefit riders in the following sections. We also provide information about the spousal version of Principal Plus for Life in Appendix B. This Rider, entitled "Principal Plus for Life Plus Spousal Protection," was available for purchase before May 1, 2007 outside the state of New York. In certain cases, John Hancock USA may issue a Contract after May 1, 2007 with this Rider.

OVERVIEW OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS

Each of our guaranteed minimum withdrawal benefit Riders provides a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these riders will permit you to withdraw a minimum annual amount, for as long as a "Covered Person" lives, subject to the terms and conditions of the specific rider you elect. We may determine the amount of the initial guarantee after we issue your Contract, depending on the age of the Covered Person when we issue the Contract and the type of guaranteed minimum withdrawal benefit you purchase. We may increase the guarantee:

     - if you make no withdrawals during certain Contract Years, up to limits that vary by rider,

     - as a result of a "Step-up" of the guarantee to reflect your then current Contract Value on certain Anniversary Dates, or

     - if you make an additional Purchase Payment, up to limits that vary by rider.

Although these riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract's Accumulation Period. If you take withdrawals for more than the annual amount permitted under the terms of the rider you select, however, we may "Reset" and reduce the guaranteed minimum amount.

Availability

You may elect a guaranteed minimum withdrawal benefit rider at the time you purchase a Contract, provided:

     - the Rider is available for sale in the state where the Contract was sold;

     - you limit your investment of Purchase Payments and Contract Value to the Investment Options we make available with the Rider; and

     - you (and any other Covered Person) comply with the age restrictions we may impose for the Rider.

Please contact the John Hancock Annuities Service Center at 1-800-344-1029 (in
NY: 1-800-551-2078) for additional information on availability. We offer these optional benefit Riders only where approved by local state insurance regulatory agencies.

We reserve the right to accept or refuse to issue any guaranteed minimum withdrawal benefit rider at our sole discretion. Once you elect a guaranteed minimum withdrawal benefit rider, its effective date usually will be the Contract Date (unless we permit otherwise) and it is irrevocable. We charge an additional fee for each rider that differs by rider.

AGE RESTRICTIONS. You must not be age 81 or older to purchase an Income Plus for Life, Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-up Rider. Both you and your spouse must not be age 81 or older (and must qualify as "Covered Persons") to purchase an Income Plus for Life - Joint Life or Principal Plus for Life Plus Spousal Protection Rider.

CHANGE OF RIDERS. If we issue you a Contract on or after May 1, 2007 with a Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up, or Principal Plus for Life Plus Spousal Protection Rider, you will be allowed to exchange that Rider (the "Current Rider") for an Income Plus for Life Rider or an Income Plus for Life - Joint Life Rider if:

     - the Income Plus for Life Rider or the Income Plus for Life - Joint Life Rider, as the case may be, was not available in your state at the time we issued your Contract, but becomes available in your state after we issued your Contract;

     - unless we agree otherwise, you elect to exchange your Current Rider within the 90 day period we permit for this purpose, beginning on the date we first make the Income Plus for Life or the Income Plus for Life-Joint Life Rider, as the case may be, available in a state following that state's approval; and

     - unless we agree otherwise, you elect to exchange your Current Rider before May 1, 2008.


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

We provide no assurance that you will be able to exchange the Principal Plus for Life Rider, Principal Plus for Life Plus Automatic Annual Step-up Rider, or Principal Plus for Life Plus Spousal Protection Rider for an Income Plus for Life or Income Plus for Life -Joint Life Rider in any state. You should purchase a Contract with a Principal Plus for Life Rider, a Principal Plus for LifePlus Automatic Annual Step-up Rider or Principal Plus for Life Plus Spousal Protection Rider only if that Rider is appropriate for your needs and financial circumstances.

If you are eligible and decide to exchange your Current Rider for an Income Plus for Life Rider or an Income Plus for Life - Joint Life Rider:

     - you will have to pay the current annual fee for the new Rider, as described in the Fee Tables section of this Prospectus;

     - the Covered Person under a new Income Plus for Life Rider must be a Covered Person under your Current Rider;

     - one of the Covered Persons under a new Income Plus for Life - Joint Life Rider must be a Covered Person under your Current Rider, and the other Covered Person must be the first Covered Person's spouse;

     - we will calculate the initial Benefit Base under the new Rider as of the Contract Date if you exchange your Current Rider before the first Contract Anniversary;

     - we will calculate the initial Benefit Base under the new Rider to equal the Contract Value of your Contract if you exchange your Current Rider on or after the first Contract Anniversary;

     - if you exchange your Rider on or after the first Contract Anniversary, we will calculate the Target Amount under the new Rider on the later of (a) the 10th Contract Anniversary following the exchange or (b) the Contract Anniversary following the Covered Person's (younger Covered Person's for Income Plus for Life-Joint Life) attainment of age 70; and

     - if you exchange your Rider on or after the first Contract Anniversary, we will calculate the Target Amount under the new Rider as (a) 200% of the Contract Value on the date of the exchange plus any Purchase Payments applied to the Benefit Base after the exchange but prior to the Contract Anniversary next following the exchange; plus (b) 100% of any Purchase Payments applied to the Benefit Base after the Contract Anniversary next following the exchange but prior to the Target Date.

We will deduct the fee for the new Rider on the first Contract Anniversary following the exchange and each Contract Anniversary thereafter. You must submit all required paperwork in good order to our Annuities Service Center to elect an Income Plus for Life Rider or an Income Plus for Life-Joint Life Rider. You must do this within the 90 day period we permit for this purpose or, applicable in your state, any extension of these periods.

Except as stated above, you may not elect more than one guaranteed minimum withdrawal benefit Rider for a Contract.

Purchase Payments

RESTRICTIONS ON CONTRACTS WITH GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS. If you purchase a guaranteed minimum withdrawal benefit rider, we restrict your ability to make additional Purchase Payments to the Contract. You must obtain our prior approval if the Contract Value immediately following an additional Purchase Payment would exceed $1 million. We do not permit additional Purchase Payments during a Rider's "Settlement Phase." Other limitations on additional payments may vary by state.

Special Purchase Payment limits on "Non-Qualified" Contracts. If we issue your Contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make Purchase Payments:

     - on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.

Special Purchase Payment limits on "Qualified" Contracts. If we issue your Contract in connection with a tax qualified retirement plan, including an IRA, we also impose additional limits on your ability to make Purchase Payments:

     - on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your Contract after you become Age
          65), without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000;

     - for the year that you become age 70 1/2 and for any subsequent years, if we issue your Contract in connection with an IRA, we will only accept a Purchase Payment that qualifies as a "rollover contribution"; but

     - we will not accept any Purchase Payment after the oldest Owner becomes age 81.

You should consult with a qualified tax advisor prior to electing a guaranteed minimum withdrawal benefit Rider for further information on tax rules affecting Qualified Contracts, including IRAs.

General right of refusal. We reserve the right to refuse to accept additional Purchase Payments at any time after the first Contract Anniversary to the extent permitted in the state we issue your Contract. We do not reserve this right of refusal for additional payments before the Age 65 Contract Anniversary that are permitted to Contracts issued in connection with tax qualified retirement plans, including IRAs.

IMPACT ON BENEFIT BASE AND LIFETIME INCOME AMOUNT (Applicable to Income Plus for Life and Income Plus for Life - Joint Life) Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an additional Purchase Payment, subject to the maximum Benefit Base limit of $5 million.

On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an additional Purchase Payment, subject to the maximum Benefit Base limit of $5 million. We will recalculate the Benefit Base at the time of an additional Purchase Payment. The new Benefit Base will be the Benefit Base immediately before the additional Purchase Payment, plus:

     - The excess, if any, of the additional Purchase Payment (subject to our Purchase Payment limits); over

     - The amount of your withdrawals (including withdrawal charges) reduced by any Purchase Payment since the last time we calculated the Benefit Base (i.e., the last date of a Purchase Payment that we applied to the Benefit Base, the last "Reset" date, the last "Step-up" date, or the Lifetime Income Date).

In addition, if a Purchase Payment increases the Benefit Base after the Lifetime Income Date, we will recalculate the Lifetime Income Amount and increase it to equal:

     - (for Income Plus for Life) 5% of the Benefit Base in effect immediately after the Purchase Payment; or

     - (for Income Plus for Life - Joint Life) 4.75% of the Benefit Base in effect immediately after the Purchase Payment.

We will not change the Lifetime Income Amount, however, if the recalculated amount is less than the Lifetime Income Amount before the additional Purchase Payment.

IMPACT ON GUARANTEED WITHDRAWAL BALANCE, GUARANTEED WITHDRAWAL AMOUNT AND LIFETIME INCOME AMOUNT (applicable to Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection). We will increase the total Guaranteed Withdrawal Balance by the amount of each additional Purchase Payment we accept (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). In addition, we will recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount and usually increase it:

In the case of the Guaranteed Withdrawal Amount, to equal the lesser of:

     - 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or

     - the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment.

In the case of the Lifetime Income Amount, to equal the lesser of:

     - 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or

     - the Lifetime Income Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment.

We will not change the Guaranteed Withdrawal Amount or the Lifetime Income Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount or Lifetime Income Amount, as the case may be, before the additional Purchase Payment.

Rider Fees

We charge an additional fee on each Contract Anniversary for a guaranteed minimum withdrawal benefit Rider, and reserve the right to increase the fee on the effective date of each Step-Up in the benefits under that Rider. We withdraw the fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We will deduct a pro rata share of the annual fee from the Contract Value:

     -    on the date we determine the death benefit;

     - after the Maturity Date at the time an Annuity Option under the Contract begins; or

     -    on the date an Excess Withdrawal reduces the Contract Value to zero.

We do not deduct additional rider fees during the "Settlement Phase" or after the Maturity Date once an Annuity Option begins.

FEE FOR INCOME PLUS FOR LIFE. The fee is equal to 0.60% of the "Adjusted Benefit Base." The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary adjusted for any Step-up or any subsequent Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the Income Plus for Life fee on the effective date of each Step-up. In such a situation, the Income Plus for Life fee will never exceed 1.20%.

FEE FOR INCOME PLUS FOR LIFE - JOINT LIFE. The fee is equal to 0.60% of the "Adjusted Benefit Base." The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the Income Plus for Life - Joint Life fee on the effective date of each Step-up. In such a situation, the Income Plus for Life - Joint Life fee will never exceed 1.20%.


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

FEE FOR PRINCIPAL PLUS FOR LIFE. The fee is equal to 0.40% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up, Bonus or subsequent Purchase Payment made during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the Principal Plus for Life fee on the effective date of each Step-up. In such a situation, the Principal Plus for Life fee will never exceed 0.75%.

FEE FOR PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP. The fee is equal to 0.60% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up, Bonus or subsequent Purchase Payment made during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the Principal Plus for Life Plus Automatic Annual Step-up Rider fee on the effective date of each Step-up. In such a situation, the Principal Plus for Life Plus Automatic Annual Step-up Rider fee will never exceed 1.20%.

Additional Annuity Options

We provide additional Annuity Options for Contracts issued with a guaranteed minimum withdrawal benefit rider, as described in the "Pay-out Period Provisions" section of this Prospectus.

Tax Considerations

See "VIII. Federal Tax Matters" for information on tax considerations related to optional benefit riders.

No Loans under 403(b) plans

The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) plans is NOT available if you elect any of our guaranteed minimum withdrawal benefit riders.

INVESTMENT OPTIONS UNDER GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS

If you elect to purchase any of our Guaranteed Minimum Withdrawal Benefit Riders, you may invest your Contract Value only in the Investment Options we make available with that Rider.

If you purchase any of our Guaranteed Minimum Withdrawal Benefit Riders, you must invest 100% of your Contract Value at all times in one or more of the investment options we make available for these riders. Under our current rules, you must invest either:

     (a) among the currently available individual Investment Options (see "Available Individual Investment Options" below); or

     (b) in a manner consistent with any one of the currently available Model Allocations (see "Available Model Allocations" below).

You may transfer between (a) and (b), or vice versa, on any date subject to our restrictions on frequent trading, provided you transfer 100% of your Contract Value. You may take withdrawals only in accordance with our default procedures; you may not specify the Investment Option from which you wish to make a withdrawal (see "Accumulation Period Provisions - Withdrawals"). We will allocate subsequent Purchase Payments in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all distribution partners.

YOU SHOULD CONSULT WITH YOUR FINANCIAL PROFESSIONAL TO ASSIST YOU IN DETERMINING WHICH AVAILABLE INDIVIDUAL INVESTMENT OPTION OR MODEL ALLOCATION IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

Available Individual Investment Options

If you purchase a Contract with any of our currently offered Guaranteed Minimum Withdrawal Benefit Riders, we restrict the individual Investment Options to which you may allocate your Contract Value. These Investment Options invest in the following Funds:

     -    American Asset Allocation Trust

     -    Franklin Templeton Founding Allocation Trust

     -    Lifestyle Growth Trust

     -    Lifestyle Balanced Trust

     -    Lifestyle Moderate Trust

     -    Lifestyle Conservative Trust

     -    Index Allocation Trust

     -    Money Market Trust


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

You may allocate your Contract Value to any combination of these Investment Options and you may also use our DCA program from the Money Market or any available DCA Fixed Investment Option in connection with your selected Investment Options.

FOR MORE INFORMATION REGARDING THESE FUNDS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH FUNDS, PLEASE SEE "IX. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" AS WELL AS THE PROSPECTUSES FOR THE APPLICABLE FUNDS. YOU CAN OBTAIN A COPY OF THE FUNDS' PROSPECTUSES BY CONTACTING THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUNDS' PROSPECTUSES CAREFULLY BEFORE INVESTING IN A CORRESPONDING VARIABLE INVESTMENT OPTION.

Available Model Allocations

You may allocate your entire Contract Value to one of the available Model Allocations, as shown below, and you may also use our DCA program from any available DCA Fixed Investment Option in connection with your selected Model Allocation. You must, however, rebalance your entire Contract Value allocated to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between Investment Options other than to transfer 100% of your Contract Value to another Model Allocation if available or 100% to any one, or any combination of, the available individual Investment Options.

The currently available Model Allocations are:

                                  MODEL ALLOCATION
MODEL ALLOCATION NAME                PERCENTAGE                 FUND NAME
---------------------             ----------------   -------------------------------
American Global Diversification          50%         American Global Growth Trust
                                         20%         American Bond Trust
                                         15%         American Global Small Cap Trust
                                         10%         American High Income Trust
                                          5%         American New World Trust

Fundamental Holdings of America          35%         American Bond Trust
                                         25%         American Growth-Income Trust
                                         25%         American Growth Trust
                                         15%         American International Trust

NONE OF THE MODEL ALLOCATIONS IS A FUND-OF-FUNDS. A MODEL ALLOCATION MAY EXPERIENCE VOLATILITY IN ITS INVESTMENT PERFORMANCE OR LOSE MONEY, DEPENDING ON THE PERFORMANCE OF THE COMPONENT FUNDS REFERENCED ABOVE. YOUR INVESTMENT IN THE FUNDS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. FOR MORE INFORMATION REGARDING EACH FUND THAT WE PERMIT YOU TO INVEST IN THROUGH A MODEL ALLOCATION, INCLUDING INFORMATION RELATING TO THAT FUND'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN THAT FUND, PLEASE SEE "IX. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" AS WELL AS THE FUND'S PROSPECTUS. YOU CAN OBTAIN A PROSPECTUS CONTAINING FUND'S PROSPECTUS MORE COMPLETE INFORMATION ON EACH OF THE FUNDS BY CONTACTING THE RESPECTIVE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS IN YOUR VARIABLE INVESTMENT ACCOUNT AT ANY TIME. If we restrict an Investment Option, we will not allow transfers into the restricted Investment Option and you may not allocate Purchase Payments to the restricted Investment Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option.

We also reserve the right to limit the actual percentages you may allocate to certain Investment Options under the Model Allocations, to require that you choose certain Investment Options in conjunction with other Investment Options under the Model Allocations, to limit your ability to transfer between existing Investment Options and/or to require you to periodically rebalance existing variable Investment Accounts to the percentages we require.

FEATURES OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS

Definitions

We use the following definitions to describe how our Guaranteed Minimum Withdrawal Benefit Riders work:

AGE 65 CONTRACT ANNIVERSARY means the Contract Anniversary on, or next following, the date:

     - the older Owner attains age 65 under Income Plus for Life, Income Plus for Life - Joint Life, Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-up; or

     - the oldest Covered Person attains age 65 under Principal Plus for Life Plus Spousal Protection.

AGE 95 CONTRACT ANNIVERSARY means the Contract Anniversary on, or next following, the date:

     - the Covered Person attains age 95 under Income Plus for Life, Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-up; or

     - the older Owner attains age 95 under Income Plus for Life - Joint Life or Principal Plus for Life Plus Spousal Protection.

BENEFIT BASE means (applicable only to Income Plus for Life and Income Plus for Life - Joint Life):

     -    a value we use to determine the Lifetime Income Amount.

     - The initial Benefit Base is equal to your initial Purchase Payment, up to the maximum Benefit Base.

     - We may adjust the Benefit Base to reflect withdrawals, "Step-ups," "Bonuses" and additional Purchase Payments as provided in the Rider.

     -    The maximum Benefit Base is $5 million.

Any adjustment to the Benefit Base will result in a corresponding adjustment to the Lifetime Income Amount. (See "Guaranteed Withdrawal Balance," below, for Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection.)

COVERED PERSON means (for Income Plus for Life, Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step Up):

     - The person whose life we use to determine the duration of the Lifetime Income Amount payments;

     - The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural Owner.

COVERED PERSON means (for Income Plus for Life - Joint Life and Principal Plus for Life Plus Spousal Protection):

     - One of the two persons whose lives we use to determine the duration of the Lifetime Income Amount payments.

     - We determine the Covered Persons at the time you elect the Rider. A spouse must qualify as a "spouse" under federal law

     (For Income Plus for Life - Joint Life Non-Qualified Contracts):

     - both the spouses must be named as co-Owners of the Contract (or co-Annuitants if the Owner is a non-natural person); or

     - if only one spouse is named as an Owner of the Contract (or Annuitant if the Owner is a non-natural person), the other spouse must be designated as the Beneficiary of the Contract.

     (For Principal Plus for Life Plus Spousal Protection Non-Qualified Contracts):

     - both the spouses must be named as co-Owners and co-Beneficiaries of the Contract (or co-Annuitants if the Owner is a non-natural person).

     (For Qualified Contracts):

     - one spouse must be named as the Owner (or Annuitant if the Owner is a non-natural person); and

     -    the Owner's spouse must be the designated Beneficiary.

A Covered Person will no longer qualify as such (i.e., that Covered Person will be removed from the Rider) if that person is no longer designated as an Owner, co-Owner, Annuitant, co-Annuitant or Beneficiary as required above. In the event that you and your spouse become divorced after you purchase the Rider, you may not add a new spouse as a Covered Person. If you remove your spouse as an Owner, Beneficiary or Annuitant, that person will no longer be a Covered Person under the Rider. (See "Withdrawals" in "V. Description of the Contract" for additional information on the impact of divorce.)

EXCESS WITHDRAWAL means:

     - (for Income Plus for Life) Any withdrawal you take before the Lifetime Income Date that, when combined with all other withdrawals (and applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds 5.0% of the Benefit Base at the prior Contract Anniversary, increased for any subsequent Purchase Payments;

     - (for Income Plus for Life - Joint Life) Any withdrawal you take before the Lifetime Income Date that, when combined with all other withdrawals (and applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds 4.75% of the Benefit Base at the prior Contract Anniversary, increased for any subsequent Purchase Payments; and

     - (for Income Plus for Life and Income Plus for Life - Joint Life) Any withdrawal you take on and after the Lifetime Income Date that, when combined with all other withdrawals (and applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.

GUARANTEED WITHDRAWAL BALANCE (applicable only to Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection) means:

     - The total amount we guarantee to be available for future periodic withdrawals during the Accumulation Period.

     - The initial Guaranteed Withdrawal Balance is equal to your initial Purchase Payment, up to the maximum Guaranteed Withdrawal Balance.

     - We adjust the Guaranteed Withdrawal Balance to reflect withdrawals, "Step-ups," "Bonuses" and additional Purchase Payments as provided in the Rider.

     -    The maximum Guaranteed Withdrawal Balance at any time is $5 million.

GUARANTEED WITHDRAWAL AMOUNT (applicable only to Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection) means:

     - The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period until the Guaranteed Withdrawal Balance is depleted;

     - The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance;

     -    The maximum Guaranteed Withdrawal Amount at any time is $250,000.

LIFETIME INCOME AMOUNT means the amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period after the date you purchased the Rider (or the Lifetime Income Date, if later), as long as:

     - (for Income Plus for Life, Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-up) the Covered Person remains alive as an Owner or Annuitant of the Contract, subject to the terms and conditions of the Rider.

     - (for Income Plus for Life - Joint Life and Principal Plus for Life Plus Spousal Protection) at least one Covered Person remains alive and qualified as a Covered Person, subject to the terms and conditions of the Rider.

     - We may adjust the Lifetime Income Amount to reflect withdrawals, "Step-ups," "Bonuses" and additional Purchase Payments as provided in the Rider.

Any adjustment to the Benefit Base will result in a corresponding adjustment to the Lifetime Income Amount.

LIFETIME INCOME DATE means the date on which we determine the Life Income Amount. This will be the date you purchase the Rider if:

     - (for Income Plus for Life, Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step Up) you are age 59 1/2 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you attain age 59 1/2.

     - (for Income Plus for Life - Joint Life) both you and your spouse are age 59 1/2 or older at the time; otherwise, the Anniversary Date on, or immediately following, the date the younger spouse would attain age 59 1/2. (The Lifetime Income Date does not change if the younger spouse does not survive to this date and the older spouse is still a Covered Person under the Rider.)

     - (for Principal Plus for Life Plus Spousal Protection) the older of you and your spouse are age 65 or older at the time; otherwise, the Anniversary Date on, or immediately following, the date the older spouse would attain age 65. (The Lifetime Income Date does not change if the older spouse does not survive to this date and the younger spouse is still a Covered Person under the Rider.)

RESET means a reduction resulting from our recalculation of:

     - the Benefit Base (for Income Plus for Life and Income Plus for Life - Joint Life) if you take withdrawals of Contract Value before the Lifetime Income Date; or

     - the Benefit Base (for Income Plus for Life and Income Plus for Life - Joint Life) if your annual withdrawals on and after the Lifetime Income Date exceed the Lifetime Income Amount; and

     - the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or the Lifetime Income Amount (for Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection) if your annual withdrawals of Contract Value exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount.

STEP-UP means an increase resulting from our recalculation of:

     - the Benefit Base and Lifetime Income Amount (for Income Plus for Life and Income Plus for Life - Joint Life) on certain anniversary dates to reflect market performance that exceeds previously calculated benefits; and

     - the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or Lifetime Income Amount (for Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection) on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.

We also use the term "withdrawal" to refer to amounts withdrawn, including any applicable withdrawal charges.

Income Plus for Life

OVERVIEW. The Income Plus for Life Rider provides a guaranteed minimum withdrawal benefit, called the "Lifetime Income Amount" during the Accumulation Period. We calculate the Lifetime Income Amount on the Lifetime Income Date. If the Covered Person is age 59 1/2 or older when you purchase the Income Plus for Life Rider, the initial Lifetime Income Amount equals 5% of the initial Purchase Payment for your Contract on the Rider's effective date. (We do not count Purchase Payment amounts over $5 million for this purpose.) Otherwise, the initial Lifetime Income Amount equals 5% of the Benefit Base in effect on the Lifetime Income Date. If you subsequently limit your annual withdrawals to the Lifetime Income Amount, Income Plus for Life guarantees that we will make the Lifetime Income Amount benefit available to you, as long as the Covered Person is alive and an Owner, Beneficiary or Annuitant under the Contract, even if your Contract Value reduces to zero. We may reduce the Lifetime Income Amount if you take withdrawals in excess of the Lifetime Income Amount. If you defer taking withdrawals, we may increase the Lifetime Income Amount to reflect one or more "Lifetime Income Bonuses" and a "Target Amount Adjustment." We also may increase the Lifetime Income Amount if you make additional Purchase Payments, or if we Step-up the Benefit Base to reflect current Contract Value.

IMPACT OF WITHDRAWALS. Each time you take a withdrawal before the Lifetime Income Date, we reduce the Benefit Base by the amount of that withdrawal (including withdrawal charges). If, however, a withdrawal is an Excess Withdrawal, we will reduce the Benefit Base to equal the lesser of:

     -    the Contract Value immediately after the withdrawal; or

     - the Benefit Base minus the amount of the withdrawal (including related withdrawal charges).

If you take withdrawals prior to the Lifetime Income Date, we reduce the Benefit Base we use to determine the guaranteed Lifetime Income Amount on the Lifetime Income Date. You could eventually lose any benefit based on the Lifetime Income Amount if you take withdrawals in excess of 5% of the Benefit Base. If Contract Value declines to zero during a Contract Year in which you have an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Income Plus for Life Rider. (See "Settlement Phase," below)

After the Lifetime Income Date, you may withdraw the guaranteed Lifetime Income Amount (inclusive of withdrawal charges) each Contract Year without affecting the Benefit Base. If your total withdrawals during a Contract Year exceed the Lifetime Income Amount, however, we will Reset (i.e., reduce) the Benefit Base and the Lifetime Income Amount.

Each time you take a withdrawal after the Lifetime Income Date, we first determine if the amount of the withdrawal is an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, that exceeds the Lifetime Income Amount when combined with any other withdrawal for that Contract Year). If so, we will deduct the entire amount of the Excess Withdrawal (including any withdrawal charges) from the Benefit Base and compare the reduced Benefit Base to your Contract Value after the withdrawal. We next Reset the Benefit Base to equal the lesser of:

     -    the reduced Benefit Base; or

     -    the Contract Value immediately after the Excess Withdrawal.

After we Reset the Benefit Base, we will Reset the Lifetime Income Amount to equal 5% of the new Benefit Base. We also will Reset the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.

In certain circumstances, we will not Reset the Benefit Base and/or the Lifetime Income Amount, even where a withdrawal would exceed the Lifetime Income Amount for a Contract Year. These circumstances involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distribution Program" below).

We do not change your Benefit Base or Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Lifetime Income Amount.

The Income Plus for Life Rider enters a "Settlement Phase" in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year (see "Settlement Phase" below). In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Income Plus for Life Rider if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see "Settlement Phase" below). The Income Plus for Life benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are all equal to zero.

We may reduce Benefit Base and Lifetime Income Amount values if you take withdrawals that exceed the guaranteed amount of your withdrawals. Withdrawals in excess of the Lifetime Income Amount may reduce or eliminate future Lifetime Income Amount values.

We reduce your Contract Value each time you take a withdrawal.

EFFECT OF WITHDRAWALS ON GUARANTEED MINIMUM DEATH BENEFIT AMOUNT. If you purchase Income Plus for Life, we will adjust the way we calculate the death benefit payable under your Contract upon the death of the Owner (or deemed Owner if the Owner is not a natural person) during the Accumulation Period. We reduce that death benefit each time you take a withdrawal. We will reduce the death benefit on a dollar for dollar basis if:

     - you limit your withdrawals (including applicable withdrawal charges) during a Contract Year to the Lifetime Income Amount; or,

     - if you purchased the Income Plus for Life Rider before the Covered Person attained age 59 1/2, you limit your withdrawals (including applicable withdrawal charges) each Contract Year before the Lifetime Income Date to 5% of the Benefit Base, and to the Lifetime Income Amount for each Contract Year after that.

If you take an Excess Withdrawal, we will deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the Guaranteed Minimum Death Benefit under the Contract. To do this, we reduce the Guaranteed Minimum Death Benefit by an amount equal to:

     - the Guaranteed Minimum Death Benefit before the withdrawal, multiplied by an amount equal to:

     - the amount of the withdrawal (including applicable withdrawal charges); divided by

     -    the Contract Value before the withdrawal.

We also will reduce the Guaranteed Minimum Death Benefit in the same manner for any subsequent Excess Withdrawals that you take during that Contract Year.

INCREASES IN THE BENEFIT BASE. We will increase the Benefit Base:

     - by any applicable Bonus if you take no withdrawals during certain Contract Years;

     -    by any applicable "Step-up" to reflect certain increases in Contract
          Value;

     - to an established "Target Amount" if you take no withdrawals until the later of: (a) the Contract Anniversary on or next following the date the Covered Person attains age 70; and (b) the Contract Anniversary at the end of 10 Contract Years; and

     - to reflect certain additional Purchase Payments (see "Purchase Payments" above).

Bonuses, when applied, will increase the Benefit Base and the Lifetime Income Amount.

LIFETIME INCOME BONUSES. We will increase the Benefit Base at the end of each Contract Year during one or more "Lifetime Income Bonus Periods" if you take no withdrawals during that Contract Year. For these purposes, the initial Lifetime Income Bonus Period coincides with the first 10 Contract Years while the Income Plus for Life Rider is in effect. Each time a Step-up occurs, we will extend the Lifetime Income Bonus Period to the lesser of 10 years from the Step-up Date or the Age 95 Contract Anniversary.

Each time you qualify, we will increase the Benefit Base by a Lifetime Income Bonus equal to:

     - 6% of total Purchase Payments to your Contract if we did not previously Step-up the Benefit Base and/or the Lifetime Income Amount; otherwise

     - 6% of the Benefit Base immediately after the latest Step-up or Reset, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-up or Reset.

We will not apply any Lifetime Income Bonus, however, to the extent it would increase the Benefit Base to an amount in excess of the maximum Benefit Base of $5 million.

Step-ups will increase the Benefit Base and the Lifetime Income Amount.

STEP-UPS. If the Contract Value on any Step-up Date is greater than the Benefit Base on that date, we will automatically increase ("Step-up") the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also recalculate the Lifetime Income Amount (after the Lifetime Income Date) and the Rider Fee (see "Rider Fees"). The recalculated Lifetime Income Amount will equal 5% of the new Benefit Base value after the Step-up, and the new Rider Fee will be based on the recalculated Benefit Base. We also reserve the right to increase the rate of the Income Plus for Life fee up to a maximum rate of 1.20%. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up (see "Income Plus for Life Fee"). If you decline the Step-up, the fee rate will not be increased.

The Step-up Dates occur only while the Income Plus for Life Rider is in effect. We schedule the Step-up Dates starting with the first Contract Anniversary and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

Each time a Step-up occurs, we will extend the Lifetime Income Bonus Period to the lesser of 10 years from the Step-up Date or the Age 95 Contract Anniversary.

If you decline an automatic Step-up, you will have the option to elect to Step-up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-up Dates. If you decide to Step-up the Benefit Base, we will thereafter resume automatic Step-ups.

"TARGET AMOUNT" ADJUSTMENT. When you purchase the Income Plus for Life, we establish a "Target Amount" for a potential increase in the Benefit Base on a "Target Date." For these purposes, the Target Date is the later of:

     - the end of the first 10 Contract Years while the Income Plus for Life is in effect; or

     - the Contract Anniversary on or next following the date the Covered Person attains age 70.

The Target Amount is 200% of the initial Purchase Payment for your Contract. We will increase the Target Amount by 200% of all additional Purchase Payments made in the first Contract Year and 100% of all subsequent Purchase Payments you make, subject to our Purchase Payment limits, until the applicable target date. In no event, however, will we set a Target Amount in excess of the maximum Benefit Base of $5 million.

If you take no withdrawals under your Contract from the Income Plus for Life Rider's effective date until the applicable Target Date, we will adjust the Benefit Base to equal the greater of:

     - the current Benefit Base, as adjusted by any Lifetime Income Bonus or Step-up for the Contract Year ending on the Target Date; or

     -    the Target Amount.

LIFE EXPECTANCY DISTRIBUTION PROGRAM. You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). For purposes of Income Plus for Life, withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:

     - pursuant to Code Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the Owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or

     - pursuant to Code Section 72(s)(2) upon the request of the Beneficiary (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or

     - as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A, as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

We base our "life expectancy" calculations on our understanding and interpretation of the requirements under tax law applicable to Pre-59 1/2 Distributions, Required Minimum Distributions, Non-Qualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. You should discuss these matters with your tax advisor prior to electing Income Plus for Life.

Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value. In addition, if you purchased the rider before the Covered Person attains age 59 1/2, and you take the withdrawal before the Lifetime Income Date, we will reduce your Benefit Base by the amount of the withdrawal. We will not, however, Reset your Benefit Base or Lifetime Income Amount if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution program.

We will not make any further withdrawals under our Life Expectancy Distribution program if both the Contract Value and the Benefit Base are depleted to zero. We will make distributions as part of the Contract's "Settlement Phase," however, if the Lifetime Income Amount is greater than zero and the Covered Person is living at that time. We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under automatic Life Expectancy Distribution program will not be treated as Excess Withdrawals and will not Reset the Benefit Base or Lifetime Income Amount.

SETTLEMENT PHASE. We automatically make settlement payments during Income Plus for Life's "Settlement Phase." The Settlement Phase begins if the Contract Value reduces to zero at any time during a Contract Year, there were no Excess Withdrawals during that Contract Year and the Benefit Base is still greater than zero at the time. In the event of an Excess Withdrawal, the Income Plus for Life Rider will not enter the Settlement Phase if Contract Value declines to zero during the Contract Year of the Excess Withdrawal.

During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional
Riders, terminate. We will not accept additional Purchase Payments, credit additional Bonus amounts, make any Step-ups or deduct any charge for the Income Plus for Life benefit during the Settlement Phase.

At the beginning of the Settlement Phase, we will automatically begin paying an annual settlement amount to you. The settlement payment amount varies:

     - If the Lifetime Income Amount is greater than zero at the start of the Settlement Phase, we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.

     - If you purchased the Income Plus for Life Rider before the Covered Person attained age 59 1/2, and the Settlement Phase begins before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount (i.e., 5% of the Benefit Base at the Lifetime Income Date).

     - In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

IMPACT OF DEATH BENEFITS. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, Income Plus for Life will end if the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum under our current administrative procedures. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:


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

IF A BENEFICIARY IS:    THEN
                        INCOME PLUS FOR LIFE:

1. The decedent's       - may continue if the Beneficiary elects to continue the
spouse and the          Contract within the time we permit under our
Covered Person is not   administrative rules. We will automatically increase the
the deceased Owner      Benefit Base to equal the initial death benefit we
                        determine, if the death benefit is greater than the
                        Benefit Base prior to our determination. We will also
                        recalculate the Lifetime Income Amount to equal 5% of
                        the recalculated Benefit and will Base assess the Rider
                        Fee based on the recalculated Benefit Base.
                        - enters its Settlement Phase if a subsequent withdrawal
                        would deplete the Contract Value to zero, and the
                        remaining Lifetime Income Amount for the year of
                        withdrawal is still greater than zero.
                        - continues to be eligible for any remaining Bonus
                        amounts and Step-ups, but we will change the date we
                        determine and apply these benefits to future
                        anniversaries of the date we determine the initial death
                        benefit. We will permit the spouse to opt out of an
                        increase in the Benefit Base, if any, to reflect the
                        initial death benefit and any future Step-ups if we
                        increase the rate of the Income Plus for Life fee at
                        that time.

2. Not the deceased     - may continue in the same manner as 1.
Owner's spouse and      - enters its Settlement Phase if a subsequent withdrawal
the Covered Person is   would deplete the Contract Value to zero, and the
not the deceased        remaining Lifetime Income Amount for the year of
Owner                   withdrawal is still greater than zero.
                        - does not continue to be eligible for any Bonus amounts
                        and Step-ups. We will permit the Beneficiary to opt out
                        of an increase in the Benefit Base, if any, to reflect
                        the initial death benefit if we increase the rate of the
                        Income Plus for Life fee at that time.

3. The deceased         - ends without any further benefit.
Owner's spouse and      - we may determine to offer a new guaranteed minimum
the Covered Person is   withdrawal death rider to the benefit Beneficiary,
the deceased Owner      subject to our current administrative rules and rider's
                        then current fees, but we subject to provide no
                        assurance that we will do so.

4. Not the deceased     - ends without any further benefit.
Owner's spouse and
the Covered Person is
the deceased Owner

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Income Plus for Life continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus for Life Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.

TERMINATION. You may not terminate the Income Plus for Life Rider once it is in effect. However, the Income Plus for Life Rider will terminate automatically upon the earliest of:

     - the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;

     -    the date an Annuity Option begins;

     -    the date the Contract Value and the Benefit Base both equal zero;

     -    the death of the Covered Person; or

     -    termination of the Contract.

The addition of Income Plus for Life to a Contract may not always be in your interest since an additional fee is imposed annually for this benefit and the Covered Person must attain Age 59 1/2 and remain living for you to receive certain benefits. Furthermore, Income Plus for Life limits the Investment Options otherwise available under the Contract, requires you to defer taking withdrawals to receive certain benefits, contains age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provide no guaranteed withdrawal benefits once payments begin under certain Annuity Options described in the Prospectus. You should carefully consider each of these factors before deciding if Income Plus for Life is suitable for your needs, especially at older ages.


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

EXAMPLES. Please refer to Appendix C for hypothetical examples that illustrate the benefits under Income Plus for Life.

Income Plus for Life - Joint Life (not available in New York)

OVERVIEW. The Income Plus for Life - Joint Life Rider provides a guaranteed minimum withdrawal benefit, called the "Lifetime Income Amount" during the Accumulation Period. If both you and your spouse are age 59 1/2 or older when you purchase the Income Plus for Life Rider, the initial Lifetime Income Amount equals 4.75% of the initial Purchase Payment for your Contract on the Rider's effective date. (We do not count Purchase Payment amounts over $5 million for this purpose.) Otherwise, the initial Lifetime Income Amount equals 4.75% of the Benefit Base in effect on the Lifetime Income Date. If you subsequently limit your annual withdrawals to the Lifetime Income Amount, Income Plus for Life - Joint Life guarantees that we will make the Lifetime Income Amount benefit available to you, as long as either Covered Person remains alive and an Owner, Beneficiary or Annuitant under the Contract, even if your Contract Value reduces to zero. The Lifetime Income Amount reduces to zero upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant. Because we provide our guarantee over the lifetime of two Covered Persons under the Income Plus for Life - Joint Life Rider, we calculate a lower Lifetime Income Amount than we do under the Income Plus for Life Rider.

If you defer taking withdrawals, we may increase the Lifetime Income Amount to reflect one or more "Lifetime Income Bonuses" and a "Target Amount Adjustment." We also may increase the Lifetime Income Amount if you make additional Purchase Payments, or if we Step-up the Benefit Base to reflect current Contract Value.

IMPACT OF WITHDRAWALS. Each time you take a withdrawal before the Lifetime Income Date, we reduce the Benefit Base by the amount of that withdrawal (including withdrawal charges). If, however, a withdrawal is an Excess Withdrawal, we will reduce the Benefit Base to equal the lesser of:

     -    the Contract Value immediately after the withdrawal; or

     - the Benefit Base minus the amount of the withdrawal (including related withdrawal charges) for that Contract Year

If you take withdrawals prior to the Lifetime Income Date, we reduce the Benefit Base we use to determine the guaranteed Lifetime Income Amount on the Lifetime Income Date. You could eventually lose any benefit based on the Lifetime Income Amount if you take withdrawals in excess of 4.75% of the Benefit Base. If Contract Value declines to zero during a Contract Year in which you have an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Income Plus for Life Rider (See "Settlement Phase," below)

After the Lifetime Income Date, you may withdraw the guaranteed Lifetime Income Amount (inclusive of withdrawal charges) each Contract Year without affecting the Benefit Base. If your total withdrawals during a Contract Year exceed the Lifetime Income Amount, however, we will Reset (i.e., reduce) the Benefit Base and the Lifetime Income Amount.

Each time you take a withdrawal after the Lifetime Income Date, we first determine if the amount of the withdrawal is an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, that exceeds the Lifetime Income Amount when combined with any other withdrawal for that Contract Year). If so, we will deduct the entire amount of the Excess Withdrawal (including any withdrawal charges) from the Benefit Base and compare the reduced Benefit Base to your Contract Value after the withdrawal. We next Reset the Benefit Base to equal the lesser of:

     -    the reduced Benefit Base; or

     -    the Contract Value immediately after the Excess Withdrawal.

After we Reset the Benefit Base, we will Reset the Lifetime Income Amount to equal 4.75% of the new Benefit Base. We also will Reset the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.

In certain circumstances, we will not Reset the Benefit Base and/or the Lifetime Income Amount, even where a withdrawal would exceed the Lifetime Income Amount for a Contract Year. These circumstances involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distribution Program" below).

We do not change your Benefit Base or Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Lifetime Income Amount.

The Income Plus for Life - Joint Life Rider enters a "Settlement Phase" in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year (see "Settlement Phase" below). In the event of an Excess Withdrawal, the Income Plus for Life - Joint Life Rider will not enter the Settlement Phase if Contract Value declines to zero during the Contract Year of the Excess Withdrawal. (See "Income Plus for Life - Calculation of Benefit Base.") The Income Plus for Life - Joint Life benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are all equal to zero.


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

We may reduce Benefit Base and Lifetime Income Amount values if you take withdrawals that exceed the guaranteed amount of your withdrawals. Withdrawals in excess of the Lifetime Income Amount may reduce or eliminate future Lifetime Income Amount values.

We reduce your Contract Value each time you take a withdrawal.

EFFECT OF WITHDRAWALS ON GUARANTEED MINIMUM DEATH BENEFIT AMOUNT. If you purchase the Income Plus for Life - Joint Life Rider, we will adjust the way we calculate the death benefit payable under your Contract upon death of the first Owner (or deemed Owner if the Owner is not a natural person) to die during the Accumulation Period. We reduce that death benefit each time you take a withdrawal. We will reduce the death benefit on a dollar for dollar basis if:

     - you limit your withdrawals (including applicable withdrawal charges) during a Contract Year to the Lifetime Income Amount; or,

     - if you purchased the Income Plus for Life - Joint Life Rider before the younger Covered Person attained age 59 1/2, you limit your withdrawals (including applicable withdrawal charges) each Contract Year before the Lifetime Income Date to 4.75% of the Benefit Base, and to the Lifetime Income Amount for each Contract Year after that.

If you take an Excess Withdrawal, we will deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the Guaranteed Minimum Death Benefit under the Contract. To do this, we reduce the Guaranteed Minimum Death Benefit by an amount equal to:

     - the Guaranteed Minimum Death Benefit before the withdrawal, multiplied by an amount equal to:

     - the amount of the withdrawal (including applicable withdrawal charges); divided by

     -    the Contract Value before the withdrawal.

We also will reduce the Guaranteed Minimum Death Benefit in the same manner for any subsequent Excess Withdrawals that you take during that Contract Year.

INCREASES IN THE BENEFIT BASE. We will increase the Benefit Base:

     - by any applicable Bonus if you take no withdrawals during certain Contract Years;

     -    by any applicable "Step-up" to reflect certain increases in Contract
          Value;

     - to an established "Target Amount" if you take no withdrawals until the later of: (a) the Contract Anniversary on or next following the date the younger Covered Person attains age 70; and (b) the Contract Anniversary at the end of 10 Contract Years; and

     - to reflect certain additional Purchase Payments (see "Purchase Payments" above).

Bonuses, when applied, will increase the Benefit Base and the Lifetime Income Amount.

LIFETIME INCOME BONUSES. We will increase the Benefit Base at the end of each Contract Year during one or more "Lifetime Income Bonus Periods" if you take no withdrawals during that Contract Year. For these purposes, the initial Lifetime Income Bonus Period coincides with the first 10 Contract Years while the Income Plus for Life - Joint Life Rider is in effect. Each time a Step-up occurs, we will extend the Lifetime Income Bonus Period to the lesser of 10 years from the Step-up Date or the Age 95 Contract Anniversary.

- Each time you qualify, we will increase the Benefit Base by a Lifetime Income Bonus equal to:

- 6% of total Purchase Payments to your Contract if we did not previously Step-up the Benefit Base and/or the Lifetime Income Amount; otherwise

- 6% of the Benefit Base immediately after the latest Step-up or Reset, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-up or Reset.

We will not apply any Lifetime Income Bonus, however, to the extent it would increase the Benefit Base to an amount in excess of the maximum Benefit Base of $5 million.

Step-ups will increase the Benefit Base and the Lifetime Income Amount.

STEP-UPS. If the Contract Value on any Step-up Date is greater than the Benefit Base on that date, we will automatically increase ("Step-up") the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also recalculate the Lifetime Income Amount (after the Lifetime Income Date) and the Rider Fee (see "Rider Fees"). The recalculated Lifetime Income Amount will equal 4.75% of the new Benefit Base value after the Step-up, and the new Rider Fee will be based on the recalculated Benefit Base. We also reserve the right to increase the rate of the Income Plus for Life fee up to a maximum rate of 1.20%. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up (see "Rider Fees"). If you decline the Step-up, the fee rate will not be increased.

The Step-up Dates occur only while the Income Plus for Life Rider is in effect. We schedule the Step-up Dates starting with the first Contract Anniversary and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

Each time a Step-up occurs, we will extend the Lifetime Income Bonus Period to the lesser of 10 years from the Step-up Date or the Age 95 Contract Anniversary.

If you decline an automatic Step-up, you will have the option to elect to Step-up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-up Dates. If you decide to Step-up the Benefit Base, we will thereafter resume automatic Step-ups.

"TARGET AMOUNT" ADJUSTMENT. When you purchase the Income Plus for Life - Joint Life Rider, we establish a "Target Amount" for a potential increase in the Benefit Base on a "Target Date." For these purposes, the Target Date is the later of:

     -    the end of the first 10 Contract Years while the Income Plus for Life
          - Joint Life Rider is in effect; or

     - the Contract Anniversary on or next following the date the younger spouse would have attained age 70

The Target Amount is 200% of the initial Purchase Payment for your Contract. We will increase the Target Amount by 200% of all additional Purchase Payments made in the first Contract Year and 100% of all subsequent Purchase Payments you make, subject to our Purchase Payment limits, until the applicable target date. In no event, however, will we set a Target Amount in excess of the maximum Benefit Base of $5 million.

If you take no withdrawals under your Contract from the Income Plus for Life - Joint Life Rider's effective date until the applicable Target Date, we will adjust the Benefit Base to equal the greater of:

     - the current Benefit Base, as adjusted by any Lifetime Income Bonus or Step-up for the Contract Year ending on the Target Date; or

     -    the Target Amount.

LIFE EXPECTANCY DISTRIBUTION PROGRAM. You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse) as described in "Income Plus for Life - Life Expectancy Distribution Program," above. Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

SETTLEMENT PHASE. Income Plus for Life - Joint Life will enter its Settlement Phase as described in "Income Plus for Life - Settlement Phase," above, if the Contract Value reduces to zero during a Contract Year, you have taken no Excess Withdrawals during that Contract Year and the Benefit Base is still greater than zero at the time. In the event of an Excess Withdrawal, the Income Plus for Life
- Joint Life Rider will not enter the Settlement Phase if Contract Value declines to zero during the Contract Year of the Excess Withdrawal.

During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional Riders, terminate. We will not accept additional Purchase Payments, credit additional Bonus amounts, make any Step-ups or deduct any charge for the Income Plus for Life - Joint Life benefit during the Settlement Phase.

At the beginning of the Settlement Phase, we will automatically begin paying an annual settlement amount to you. The settlement payment amount varies:

     - If the Lifetime Income Amount is greater than zero at the start of the Settlement Phase, we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year and make additional annual payments of the Lifetime Income Amount as long as either Covered Person is living.

     - If you purchased the Income Plus for Life - Joint Life Rider before the younger Covered Person attained age 59 1/2, and the Settlement Phase begins before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as either Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount (i.e., 4.75% of the Benefit Base at the Lifetime Income Date).

     - In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

IMPACT OF DEATH BENEFITS. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, Income Plus for Life - Joint Life will end if the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum under our current administrative procedures. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply.

Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an "Owner" if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract's death benefit as a lump sum under our current administrative procedures. (See "Death after Removal of a Covered Person" below if there is no surviving Covered Person.) If the Contract continues, the Income Plus for Life - Joint Life Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus for Life - Joint Life Rider fee (See "Income Plus for Life - Joint Life Rider Fee" below). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Bonuses or Step-ups). We will treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.

If the first Covered Person to die is not is not the Owner (and is not deemed to be an "Owner" if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus for Life - Joint Life Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Bonuses or Step-ups.

     - If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the later of the Lifetime Income Date or the date we receive notice of the death of the first Covered Person. Settlement payments will equal the Lifetime Income Amount.

WE MAY LIMIT THE ABILITY OF THE SURVIVING COVERED PERSON TO CHOOSE A SETTLEMENT PAYMENT AMOUNT AND DURATION THAT DIFFERS FROM THE AMOUNT AND DURATION IN EFFECT BEFORE THE DEATH OF THE FIRST COVERED PERSON.

Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus for Life - Joint Life Rider is in effect we will reduce the Lifetime Income Amount to zero and we no make no additional payments under the Rider to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see "Covered Persons" above). If that happens and:

     - if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and

     - if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the "last" Covered Person and the Rider will terminate.

TERMINATION. The Income Plus for Life - Joint Life Rider terminates in accordance with the "Income Plus for Life - Termination" section, above.

You should consult with your financial professional to assist you in determining whether the Income Plus for Life - Joint Life Rider is suited for your financial needs and investment risk tolerance. The addition of the Rider to a Contract may not always be in your interest since an additional fee is imposed annually for this benefit and at least one of the Covered Persons must attain age 59 1/2 and remain living for you to receive certain benefits. Furthermore this Rider limits the investment options otherwise available under the Contract, contains age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provides no guaranteed withdrawal benefits once payments begin under any of the Annuity Options described in the Prospectus. You should carefully consider each of these factors before purchasing an Income Plus for Life - Joint Life Rider.

EXAMPLES. Please refer to Appendix C for hypothetical examples that illustrate the benefits under the Income Plus for Life - Joint Life Rider.

Principal Plus for Life

OVERVIEW. The optional Principal Plus for Life Rider provides a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, this Rider guarantees the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a Guaranteed Withdrawal Amount each year, beginning on the date you purchase the Rider. The initial Guaranteed Withdrawal Amount equals 5% of your initial Purchase Payment for the Contract. (We do not count Purchase Payment amounts over $5 million for this purpose.) You can withdraw the Guaranteed Withdrawal Amount each year until the Guaranteed Withdrawal Balance is depleted to zero.

In addition, we designed the Principal Plus for Life Rider to permit you to withdraw a minimum annual amount, called the Lifetime Income Amount, starting on a Lifetime Income Date. If you limit your annual withdrawals to the Lifetime Income Amount, we will make this benefit available as long as the Covered Person is alive and an Owner, Beneficiary or Annuitant under the Contract, even after you have recovered your investments in the Contract and even if your Contract Value reduces to zero.

IMPACT OF WITHDRAWALS. We decrease the Guaranteed Withdrawal Balance each time you take a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Guaranteed Withdrawal Balance by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically Reset the Guaranteed Withdrawal Balance to equal the lesser of:

     -    the Contract Value immediately after the withdrawal; or

     - the Guaranteed Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we Reset the Guaranteed Withdrawal Balance, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance value. After the Lifetime Income Date, we also will recalculate the Lifetime Income Amount if a withdrawal causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value immediately after the withdrawal or the new Guaranteed Withdrawal Balance value.

In certain circumstances, however, we will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or the Lifetime Income Amount, even where a withdrawal would exceed the Guaranteed Withdrawal Amount and/or Lifetime Income Amount for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distribution Program" below).

We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. Similarly, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less that or equal to the Lifetime Income Amount. If you take any withdrawals prior to the Lifetime Income Date, the initial amount of the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Lifetime Income Date without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Guaranteed Withdrawal Balance value) your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount. If your withdrawals are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.

The Principal Plus for Life benefit enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is greater than zero (see "Settlement Phase" below). The Principal Plus for Life benefit terminates if the Contract Value, Guaranteed Withdrawal Balance and Lifetime Income Amount immediately after a withdrawal are all equal to zero (see "Principal Plus for Life Fee" and "Termination" below).

If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we will recalculate amounts we guarantee for future withdrawals. We may Reset Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount may reduce or eliminate future Lifetime Income Amount values.

INCREASES IN THE GUARANTEED WITHDRAWAL BALANCE. We will increase the Guaranteed Withdrawal Balance:

     - by any applicable Bonus if you take no withdrawals during certain Contract Years;

     - by any applicable "Step-up" to reflect certain increases in Contract Value; and

     - to reflect additional Purchase Payments (see "Purchase Payments" above).

Bonuses, when applied, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount.

BONUSES. We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during Principal Plus for Life's Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the initial Bonus Period is the first 10 Contract Years. Each time a Step-up occurs, we will extend the Bonus Period to the lesser of: (a) 10 years from a Step-up Date; or
(b) the Age 95 Contract Anniversary.

Each time you qualify for a Bonus, we will increase the Guaranteed Withdrawal
Balance:

     - by an amount equal to 5% of total Purchase Payments to the Contract if you did not previously Step-up the Guaranteed Withdrawal Balance and/or we did not previously Reset the Guaranteed Withdrawal Balance (see "Effects of Withdrawals" below); otherwise

     - by an amount equal to 5% of the Guaranteed Withdrawal Balance immediately after the latest Step-up or Reset, increased by any Purchase Payments received since such latest Step-up or Reset.

Each time we apply a Bonus to the Guaranteed Withdrawal Balance, we will also recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount. The Guaranteed Withdrawal Amount will equal the greater of Guaranteed Withdrawal Amount prior to the Bonus or 5% of the Guaranteed Withdrawal Balance after the Bonus. The Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Bonus or 5% of the Guaranteed Withdrawal Balance after the Bonus.

Step-ups will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount.

STEP-UPS. If the Contract Value on any Step-up Date is greater than the Guaranteed Withdrawal Balance on that date, we will automatically increase ("Step-up") the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Each time we apply a Step-up, we will also recalculate the Guaranteed Withdrawal Amount, the Lifetime Income Amount, and the Rider Fee (see "Principal Plus for Life Fee"). The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-up or 5% of the new Guaranteed Withdrawal Balance value after the Step-up and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-up or 5% of the new Guaranteed Withdrawal Balance value after the Step-up. We also reserve the right to increase the rate of the Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up (see "Principal Plus for Life Fee"). If you decline the Step-up, the fee rate will not be increased.

The Step-up Dates occur only while the Principal Plus for Life Benefit is in effect. We schedule the Step-up Dates for the 3rd, 6th and 9th Contract Anniversary after the Contract Date. After the 9th Contract Anniversary, we increase the schedule of Step-up Dates to include each succeeding Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the Age 95 Contract Anniversary. (In Oregon, we limit the duration of Step-Up Dates to a maximum of 50 Contract Years.)

If you decline an automatic Step-up, you will have the option to elect to Step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent Step-up Dates. If you decide to Step-up the Guaranteed Withdrawal Balance, we will thereafter resume automatic Step-ups.

LIFE EXPECTANCY DISTRIBUTION PROGRAM. You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). For purposes of Principal Plus for Life, withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:

     - pursuant to Code Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the Owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or

     - pursuant to Code Section 72(s)(2) upon the request of the Beneficiary (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or

     - as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A, as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

We base our life expectancy calculations on our understanding and interpretation of the requirements under tax law applicable to Pre-59 1/2 Distributions, Required Minimum Distributions, Non-Qualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. You should discuss these matters with your tax advisor prior to electing Principal Plus for Life.

Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value and your Guaranteed Withdrawal Balance. We will not, however, Reset your Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or Lifetime Income Amount if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount, as applicable and all withdrawals during that year were under our Life Expectancy Distribution program.

We will not make any further withdrawals under our Life Expectancy Distribution program if both the Contract Value and the Guaranteed Withdrawal Balance are depleted to zero. We will make distributions as part of the Contract's "Settlement Phase," however, if the Lifetime Income Amount is greater than zero and the Covered Person is living at that time. We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as excess withdrawals and will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or Lifetime Income Amount.

SETTLEMENT PHASE. We automatically make settlement payments during Principal Plus for Life's "Settlement Phase." The Settlement Phase begins if total withdrawals during the Contract Year, are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is still greater than zero. During this phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional Riders, terminate. We will not accept additional Purchase Payments and we will not deduct any charge for the Principal Plus for Life benefit during the Settlement Phase.

At the beginning of the Settlement Phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies:

     - You may choose an amount that is no greater than, or equal to, the Guaranteed Withdrawal Amount if the Guaranteed Withdrawal Balance is greater than zero at the beginning of the Settlement Phase. We reduce any remaining Guaranteed Withdrawal Balance each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero. After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount (see "Effect of Withdrawals").

     - You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect and the Guaranteed Withdrawal Balance is greater than zero at the beginning of the Settlement Phase. If you do, we will reduce any remaining Guaranteed Withdrawal Balance each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero (see "Life Expectancy Distribution Program"). After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value.

     - We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Guaranteed Withdrawal Balance at the beginning of the Settlement Phase. If the Covered Person is alive when the Guaranteed Withdrawal Balance is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount.

     - After the Life Income Date, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we will recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount (see "Effect of Withdrawals" above). We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Life Expectancy Distribution program.

IMPACT OF DEATH BENEFITS. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, Principal Plus for Life will end if the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum under our current administrative procedures. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:

                        THEN
IF A BENEFICIARY IS:    PRINCIPAL PLUS FOR LIFE:
--------------------    ------------------------
1. The deceased         -    Does not continue with respect to the Lifetime
Owner's spouse and           Income Amount, but continues with respect to the
the deceased Owner is        Guaranteed Withdrawal Amount if the death benefit
the Covered Person           or the Guaranteed Withdrawal Balance is greater
                             than zero. We will automatically Step-up the
                             Guaranteed Withdrawal Balance to equal the initial
                             death benefit we determine, if greater than the
                             Guaranteed Withdrawal Balance prior to the death
                             benefit.

                        - Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero.

                        - Continues to impose the Principal Plus for Life fee.

                        - Continues to be eligible for any remaining Bonuses and Step-ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We will permit the spouse to opt out of the initial death benefit Step-up, if any, and any future Step-ups if we increase the rate of the Principal Plus for Life fee at that time.

2. Not the deceased     Continues in the same manner as 1., except that
Owner's spouse and      Principal Plus for Life does not continue to be eligible
the deceased Owner is   for any remaining Bonuses and Step-ups, other than the
the Covered Person      initial Step-up of the Guaranteed Withdrawal Balance to
                        equal the death benefit, if greater than the Guaranteed
                        Withdrawal Balance prior to the death benefit. We will
                        permit the Beneficiary to opt out of the initial death
                        benefit Step-up, if any, if we increase the rate of the
                        Principal Plus for Life fee at that time.

3. The deceased         Continues in the same manner as 1., except that
Owner's spouse and      Principal Plus for Life continues with respect to the
the deceased Owner is   Lifetime Income Amount for the Beneficiary. If the
not the Covered         Lifetime Income Amount has not been determined prior to
Person                  the payment of any portion of the death benefit, we will
                        determine the initial Lifetime Income Amount on an
                        anniversary of the date we determine the death benefit
                        after the Covered Person has reached age 59 1/2.

4. Not the deceased     Continues in the same manner as 1., except that
Owner's spouse and      Principal Plus for Life continues with respect to the
the deceased Owner is   Lifetime Income Amount for the Beneficiary. If the
not the Covered         Lifetime Income Amount has not been determined prior to
Person                  the payment of any portion of the death benefit, we will
                        determine the initial Lifetime Income Amount on an
                        anniversary of the date we determine the death benefit
                        after the Covered Person has reached age 59 1/2.

                        In this case, Principal Plus for Life does not continue to be eligible for any remaining Bonuses and Step-ups, other than the initial Step-up of the Guaranteed
                        Withdrawal Balance to equal the death benefit, if greater than the Guaranteed Withdrawal Balance prior to the death benefit. We will permit the Beneficiary to opt out of the initial death benefit Step-up, if any, if we increase the rate of the Principal Plus for Life fee at that time.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus for Life continues, we will determine the Adjusted Guaranteed Withdrawal Balance and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus for Life Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero. If the Beneficiary is the deceased Owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.

TERMINATION. You may not terminate the Principal Plus for Life Rider once it is in effect. However, Principal Plus for Life will terminate automatically upon the earliest of:

     - the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;

     -    the date an Annuity Option under the Contract begins;

     - the date the Contract Value, the Guaranteed Withdrawal Balance and the Lifetime Income Amount all equal zero; or

     -    termination of the Contract.

The addition of Principal Plus for Life to a Contract may not always be in your interest since an additional fee is imposed annually for this benefit and the Covered Person must attain age 59 1/2 and remain living for you to receive certain benefits. Furthermore, Principal Plus for Life limits the Investment Options otherwise available under the Contract, contains age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provides no guaranteed withdrawal benefits once payments begin under any of the Annuity Options described in the Prospectus. You should carefully consider each of these factors before deciding if Principal Plus for Life is suitable for your needs, especially at older ages.

EXAMPLES. Please refer to Appendix C for hypothetical examples that illustrate the benefits under Principal Plus for Life.

Principal Plus for Life Plus Automatic Annual Step-up

OVERVIEW. This version of the Principal Plus for Life optional benefit Rider is the same as the standard Principal Plus for Life optional benefit Rider, except that it provides annual "Step-up Dates" and we charge a different fee (see "Rider Fees," above). Please refer to the description of Principal Plus for Life, above, for a general overview of this Rider.

IMPACT OF WITHDRAWALS. Please refer to the description of Principal Plus for Life, above, for information on the impact of withdrawals on the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount.

If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we will recalculate amounts we guarantee for future withdrawals. We may Reset Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and Lifetime Income Amount values Withdrawals in excess of the Lifetime Income Amount may reduce or eliminate future Lifetime Income Amount values.

INCREASES IN THE GUARANTEED WITHDRAWAL BALANCE. We will increase the Guaranteed Withdrawal Balance:

     - by any applicable Bonus if you take no withdrawals during certain Contract Years;

     - by any applicable "Step-up" to reflect certain increases in Contract Value; and

     - to reflect additional Purchase Payments (see "Purchase Payments" above).

BONUSES. Please refer to the description of Principal Plus for Life - "Bonuses," above, for information on Bonus qualification and effect.

STEP-UPS. If you elect this Rider, we will automatically increase ("Step-up") the Guaranteed Withdrawal Balance to equal the Contract Value on each Contract Anniversary starting with the first Contract Anniversary up to and including the Age 95 Contract Anniversary while the Rider is in effect, provided the Contract Value is greater than the Guaranteed Withdrawal Balance on that date (and provided you have not chosen to decline the Step-up as described under "Principal Plus for Life - Step-up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount"). (In Oregon, we limit the maximum duration of Step-Up Dates to 50 years.)

Each time we apply a Step-up, we will also recalculate the Guarantee Withdrawal Amount and the Lifetime Income Amount as described under "Principal Plus for Life - Step-up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount." We also reserve the right to increase the rate of the Principal Plus for Life Plus Automatic Annual Step-up Rider fee up to a maximum rate of 1.20% of the Adjusted Guaranteed Withdrawal Balance. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up. If you decline the Step-up, the fee rate will not be increased. If you decline an automatic Step-up, you will have the option to elect to Step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent annual Step-up dates. If you decide to Step-up the Guaranteed Withdrawal Balance, we will thereafter resume automatic annual Step-ups.

We reserve the right to increase the Principal Plus for Life Plus Automatic Annual Step-up Rider fee on the effective date of each Step-up. In such situation, the Principal Plus for Life Plus Automatic Annual Step-up Rider fee will never exceed 1.20% of the Adjusted Guaranteed Withdrawal Balance.

You should consult with your financial professional to assist you in determining whether the Principal Plus for Life Plus Automatic Annual Step-up Rider is suited for your financial needs and investment risk tolerance. The addition of the Rider to a Contract may not always be in your interest since an additional fee is imposed annually for this benefit and there is no assurance that your Contract Value will be sufficient on any Step-up date to receive an increase (Step-up) in the guarantees we provide under the Rider. The amount that may be provided by more frequent Step-up dates under the Principal Plus for Life Plus Automatic Annual Step-up Rider, may, over time, be more than offset by the additional fees and charges associated with this Rider compared to the Principal Plus for Life Rider Furthermore, similar to Principal Plus for Life, this Rider limits the Investment Options otherwise available under the

Contract, requires the Covered Person to attain age 59 1/2 and remain living for you to receive certain benefits, contains age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provides no guaranteed withdrawal benefits once payments begin under any of the Annuity Options described in the Prospectus. You should carefully consider each of these factors which are outlined in the Prospectus before purchasing a Principal Plus for Life Plus Automatic Annual Step-up Rider.

EXAMPLES. Please refer to Appendix C for hypothetical examples that illustrate the benefits under Principal Plus for Life Plus Automatic Annual Step-up.

ANNUAL STEP DEATH BENEFIT

You may elect the optional Annual Step Death Benefit:

     - for an additional charge of 0.20% of the value of the Variable Investment Options; and

     - AS LONG AS THE OLDEST OWNER OF A CONTRACT IS NOT AGE 80 OR OLDER AT THE TIME OF PURCHASE. (We impose this restriction because the Annual Step Death Benefit would be zero if the oldest Owner were age 80 or older on the effective date of the Rider.)

Election of this optional benefit may only be made at the time the Contract is issued and, once made, is irrevocable. The amount of the death benefit for the optional Annual Step Death Benefit is the greater of:

     - the death benefit described under "Death Benefit During Accumulation Period"; or

     -    the Annual Step Death Benefit.

The Annual Step Death Benefit is the greatest Anniversary Value after the effective date of the Optional Annual Step Death Benefit but prior to the oldest Owner's 81st birthday. The Anniversary Value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less amounts deducted in connection with partial withdrawals since the last day of the Contract Year. The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (a) times (b) where:

     (a) is equal to the optional Annual Step Death Benefit prior to the withdrawal; and

     (b) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

If the Beneficiary under the Contract is the Contract Owner's surviving spouse and elects to continue the Contract, the Contract and the Optional Annual Step Death Benefit will continue with the surviving spouse as the new Contract Owner. For purposes of calculating the Optional Annual Step Death Benefit payable upon the death of the surviving spouse, the death benefit paid upon the first Owner's death will be treated as a payment to the Contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date the first death benefit is paid will not be considered in determination of the optional Annual Step Death Benefit. In determination of the optional Annual Step Death Benefit, the Anniversary Values for all prior Contract Anniversaries will be set to zero as of the date the first death benefit is paid.

Termination of the Optional Annual Step Death Benefit

The Optional Annual Step Death Benefit will terminate upon the earliest to occur of (a) the date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Optional Annual Step Death Benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including the Optional Annual Step Death Benefit) as the new Owner.

Annual Step Death Benefit Fee

A daily charge in an amount equal to 0.20% of the value of each variable Investment Account on an annual basis is deducted from each Sub-Account for the Annual Step Death Benefit.

Qualified Plans

If you intend to use your Contract in connection with a Qualified Plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Annual Step Death Benefit) may have on your plan (see Appendix C: "Guaranteed Minimum Withdrawal Benefit Riders Examples" to the Prospectus). Please consult your tax advisor.

The addition of the Annual Step Death Benefit to a Contract may not always be in your interest since an additional fee is imposed for this benefit and we provide no assurance that investment performance will result in an increased death benefit.

                           VII. Charges and Deductions

We assess charges and deductions under the Contract against Purchase Payments, Contract Values or annuity payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Funds that are described in the Fund prospectus. For information on the Optional Benefits fees, see "VI. Optional Benefits" above.

WITHDRAWAL CHARGES

If you make a withdrawal from your Contract during the Accumulation Period, we may assess a withdrawal charge (contingent deferred sales charge) against amounts withdrawn attributable to Purchase Payments that have been in the Contract less than 3 complete Contract Years. There is never a withdrawal charge with respect to i) earnings accumulated in the Contract, ii) certain other free withdrawal amounts described below or iii) Purchase Payments that have been in the Contract more than 3 complete Contract Years. In no event may the total withdrawal charges exceed 6% of the amount invested.

Each withdrawal from the Contract is allocated first to the "free withdrawal amount" and second to "unliquidated Purchase Payments". In any Contract Year, the free withdrawal amount for that year is the greater of:

     - 10% of total Purchase Payments (less all prior partial withdrawals in that Contract Year); and

     - the accumulated earnings of the Contract (i.e., the excess of the Contract Value on the date of withdrawal over the unliquidated Purchase Payments).

Withdrawals of up to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied first to withdrawals from Variable Investment Options and then to withdrawals from the Fixed Investment Options.

If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to Purchase Payments which will be "liquidated" on a first-in first-out basis. On any withdrawal request, we will liquidate Purchase Payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order the Purchase Payments were made: the oldest unliquidated Purchase Payment first, the next Purchase Payment second, etc., until all Purchase Payments have been liquidated.

Upon a full surrender of a Contract, we will liquidate the excess of all unliquidated Purchase Payments over the free withdrawal amount for purposes of calculating the withdrawal charge.

Each Purchase Payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the Purchase Payment has been in the Contract. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown below.

                            MAXIMUM WITHDRAWAL CHARGE
                      (as percentage of Purchase Payments )

First Year    6%
Second Year   5%
Third Year    4%
Thereafter    0%

The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.

We deduct the withdrawal charge from the Contract Value remaining after the Contract Owner is paid the amount requested, except in the case of a complete withdrawal when we deduct it from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an Investment Account may not exceed the value of that Investment Account less any applicable withdrawal charge.

There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner or, if applicable, the Annuitant, and we impose no withdrawal charges on the Maturity Date if the Contract Owner annuitizes as provided in the Contract.

Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts or from our general assets. Similarly, administrative expenses not fully recovered by the administration fee may also be recovered from such other sources.

For examples of calculation of the withdrawal charge, see Appendix A to this Prospectus.

Waiver of Applicable Withdrawal Charge - Confinement to Eligible Nursing Home (John Hancock USA Contracts only; not available in MA and NY)

In states where approved, any applicable withdrawal charge will be waived on a total withdrawal prior to the Maturity Date if all the following apply:

     - the Owner has been confined to an "Eligible Nursing Home" for at least 180 days (the waiver does not apply to the confinement of any Annuitant unless the Owner is a non-natural person;

     -    the confinement began at least one year after the Contract Date;

     -    confinement was prescribed by an "physician";

     - both the Owner and the Annuitant are alive as of the date we pay the proceeds of such total withdrawal;

     - the request for a total withdrawal and "Due Proof of Confinement" are received by us, in good order, no later than 90 days after discharge.

An "Eligible Nursing Home" is a licensed "Long Term Care Facility" or "Hospital" providing medically necessary inpatient care that is prescribed in writing by a licensed "Physician" and is based on physical limitations which requires daily living in an institutional setting. A "Long Term Care Facility" is a facility which (a) is located in the United States or its territories; (b) is licensed by the jurisdiction in which it located; (c) provides custodial care under the supervision of a registered nurse (R.N.); and (d) can accommodate three or more persons. A "Hospital" is a facility which is (a) licensed as a Hospital by the jurisdiction in which it is located; (b) is supervised by a staff of licensed physicians; (c) provides nursing services 24 hours a day by, or under the supervision of, a registered nurse (R.N.); (d) operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and (e) has access to medical, diagnostic and major surgical facilities.

A "Physician" is a person other than you, the Annuitant(s) or a member of your or the Annuitant's families who is a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.), practicing within the scope of that license.

"Due Proof of Confinement" is a letter signed by an eligible Physician containing: (a) the date the Owner was confined, (b) the name and location of the Eligible Nursing Home, (c) a statement that the confinement was medically necessary in the judgment of the Physician and (d) if applicable, the date the Owner was released from the Eligible Nursing Home.

The waiver is only applicable for total withdrawals and does not apply to partial withdrawals. The waiver described above is not available in all states and certain terms may vary depending on the state of issue as noted in your Contract. Withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty (see "VIII. Federal Tax Matters").


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

ASSET-BASED CHARGES

We deduct asset-based charges on an annual basis for administration, distribution and mortality and expense risks. We do not assess asset-based charges against Fixed Investment Options.

Daily Administration Fee

We allocate a portion of the asset-based charges shown in the Fee Tables to help cover our administrative expenses. We deduct a daily charge in an amount equal to 0.15% of the value of each Variable Investment Option on an annual basis deducted from each Sub-Account to reimburse us for administrative expenses. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each Variable Investment Option. Even though administrative expenses may increase, we guarantee that it will not increase the amount of the administration fees.

Mortality and Expense Risks Fee

The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit (see "Death Benefit During Accumulation Period"). The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the Sub-Accounts a daily charge an amount equal to 1.25% of the value of the Variable Investment Options on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk.

Distribution Fee

We deduct a daily fee in an amount equal to 0.25% of the value of each Variable Investment Option on an annual basis from each Sub-Account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the Contracts. We cannot increase the fee during the life of the Contract.

REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS

We may reduce or eliminate the amount of the charges and deductions for certain Contracts where permitted by state law. These Contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the Contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:

     - We will consider the size and type of group to which sales are to be made. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     - We will consider the total amount of Purchase Payments to be received. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

     - We will consider the nature of the group or class for which the Contracts are being purchased including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts.

     - We will consider any prior or existing relationship with us. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     - We will consider the level of commissions paid to selling broker-dealers. Certain broker-dealers may offer the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses.

     - There may be other circumstances of which we are not presently aware, which could result in reduced expenses.

If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. In no event will we permit reduction or elimination of the charges or deductions where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.


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

PREMIUM TAXES

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

We make deductions for any applicable premium or similar taxes based on the amount of a Purchase Payment. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

            Premium Tax Rate
--------------------------------------------
State or        Qualified      Non-Qualified
Territory       Contracts        Contracts
---------   ----------------   -------------
CA                0.50%            2.35%
GUAM              4.00%            4.00%
ME(A)             0.00%            2.00%
NV                0.00%            3.50%
PR                3.00%            3.00%
SD(A)             0.00%            1.25%(B)
WV                1.00%            1.00%
WY                0.00%            1.00%

(A)  We pay premium tax upon receipt of Purchase Payment.

(B)  0.80% on Purchase Payments in excess of $500,000.


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

                            VIII. Federal Tax Matters

INTRODUCTION

The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our "policyholder reserves." We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on a Separate Account assets that is passed through to Contract owners.

The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS

At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the Contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals. We do not currently report charges for optional benefits as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax adviser for information on any optional benefit Riders.

When you take a withdrawal under a Non-Qualified Contract, it ordinarily is taxable only to the extent it does not exceed gain in the Contract, if any, at the time of the withdrawal. Under current IRS guidance, we expect to determine gain on a withdrawal, including withdrawals during the "Settlement Phase" of an optional guaranteed minimum withdrawal benefit Rider (i.e., Income Plus for Life, Income Plus for Life - Joint Life, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up, or Principal Plus for Life Plus Spousal Protection), using the Contract Value. It is possible, however, that the IRS may take the position that the value of amounts guaranteed to be available in the future should also be taken into account in computing the taxable portion of a withdrawal. In that event, you may be subject to a higher amount of tax on a withdrawal

If you purchased a Qualified Contract with an optional death benefit or other optional benefit Rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)" below.

Any annuity payments that you receive under an Annuity Option, including Annuity Options that only are available when you elect a guaranteed minimum withdrawal benefit Rider, will be taxed in the manner described in "Taxation of Annuity Payments," below.

CHARITABLE REMAINDER TRUSTS

This federal tax discussion does not address tax consequences of a Contract used in a charitable remainder trust. The tax consequences of charitable remainder trusts may vary depending on the particular facts and circumstances of each individual case. Additionally, the tax rules governing charitable remainder trusts, or the taxation of a Contract used with a charitable remainder trust, may be subject to change by legislation, regulatory changes, judicial decrees or other means. You should consult competent legal or tax counsel regarding the tax treatment of a charitable remainder trust before purchasing a Contract for use within it.


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

NON-QUALIFIED CONTRACTS
(Contracts Not Purchased to Fund an Individual Retirement Account or Other Qualified Plan)

Undistributed Gains

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.

In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. A simplified method of determining the taxable portion of annuity benefit payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.

Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."

Surrenders, Withdrawals and Death Benefits

When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.

When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to each other. A tax adviser should be consulted in those situations.

Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.


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

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

     - if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

     - if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or

     - if distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:

     - if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

     - if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income.

Penalty Tax on Premature Distributions

There is a 10% IRS penalty tax on the taxable portion of any payment from a Non-Qualified Contract. Exceptions to this penalty tax include distributions:

     - received on or after the date on which the Contract Owner reaches age 59 1/2;

     - attributable to the Contract Owner becoming disabled (as defined in the tax law);

     - made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;

     - made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;

     -    made under a single-premium immediate annuity contract; or

     - made with respect to certain annuities issued in connection with structured settlement agreements.

Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.

Puerto Rico Non-Qualified Contracts

Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Non-Qualified Contract") are generally treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.

Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a tax adviser before purchasing an annuity contract.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.

In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the contract owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.

The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the owner of your Contract's proportionate share of the assets of the Separate Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Fund will be able to operate as currently described in its prospectus, or that a Fund will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

QUALIFIED CONTRACTS
(Contracts Purchased for a Qualified Plan)

The Contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix D of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.

We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.

Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.

Special minimum distribution requirements govern the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or a benefit provided under an optional rider may affect the amount of the required minimum distributions that must be made under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs and Roth IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.

Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

     - received on or after the date on which the Contract Owner reaches age 59 1/2;

     - received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

     - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).

Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.

These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses, or for distributions made to certain eligible individuals called to active duty after September 11, 2001 and before December 31, 2007. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.

When we issue a Contract in connection with a Qualified Plan, we will amend the Contract as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.

Tax-Free Rollovers

If permitted under your plan, you may make a tax-free rollover:

     -    from a traditional IRA to another traditional IRA;

     - from a traditional IRA to a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code;

     - from any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to A traditional IRA;

     - between a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code and any such plans;

     - from a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization (by means of a direct trustee-to-trustee transfer only); and

     - from a traditional IRA to a Roth IRA, subject to special withholding restrictions discussed below.


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

In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan. Beginning in 2007, a beneficiary who is not your surviving spouse may directly roll over the amount distributed to the beneficiary under a Contract that is held as part of a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a traditional IRA. The IRA is treated as an inherited IRA of the non-spouse beneficiary.

Also effective in 2008, distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code may be rolled over directly to a Roth IRA if (i) your adjusted gross income is not in excess of $100,000, and (ii) you are not a married taxpayer filing a separate ETURN.

WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS. If a Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of Code, any eligible rollover distribution from the Contract will be subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an applicable plan or a traditional IRA. Before you receive an eligible rollover distribution, we will provide a notice explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

Loans

A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum Loan Amount, are prescribed in the Code, Treasury regulations, IRS rulings, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

The amount of any Unpaid Loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Puerto Rico Contracts Issued to Fund Retirement Plans

The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.

SEE YOUR OWN TAX ADVISER

The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.


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                               IX. General Matters

ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation services ("Asset Allocation Services") in connection with the Contract through which a third party may transfer amounts among Investment Options from time to time on your behalf. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. These trading restrictions include adherence to a Separate Account's policies that we have adopted to discourage disruptive frequent trading activity. (See "Transfers Among Investment Options.") WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACT.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM
(for Contracts issued by John Hancock USA)

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

     - termination of employment in the Texas public institutions of higher education;

     -    retirement;

     -    death; or

     -    the participant's attainment of age 70 1/2.

Accordingly, before you withdraw any amounts from the Contract, you must furnish proof to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP. Loans are not available under Contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS

We pay compensation for sales of the Contracts.

John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal underwriter and distributor of the Contracts offered by this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.

JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

We offer the Contracts for sale through broker-dealers (firms) that have entered into selling agreements with JH Distributors and us. Broker-dealers sell the Contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the NASD, may also offer the Contracts directly to potential purchasers. Signator Investors, Inc. is an affiliated broker-dealer.

JH Distributors pays compensation to broker-dealers or the promotion and sale of the Contracts. Contract Owners do not pay this compensation directly. These payments are made from JH Distributors' and our own revenues, profits or retained earnings, which may be derived from a number of sources, such as fees received from an underlying Fund's distribution plan ("12b-1 fees"), the fees and charges imposed under the Contract, and other sources.

The individual representative who sells you a Contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. A limited number of broker-dealers may also be paid commissions or overrides to "wholesale" the Contract; that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contract(s) that have already been purchased.


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Standard Compensation

The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed 7.00% of Purchase Payments. In addition, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase Payments. The greater the amount of compensation paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation.

Revenue Sharing and Additional Compensation

In addition to standard compensation arrangements and to the extent permitted by SEC and NASD rules and other applicable laws and regulations, we, either directly or through JH Distributors, may enter into special compensation or reimbursement arrangements ("revenue sharing") with selected firms. We determine which firms to support and the extent of the payments that are made. Under these arrangements, the form of payment may be any one or a combination of a flat fee, a percentage of the assets we hold that are attributable to Contract allocations, a percentage of sales revenues, reimbursement of administrative expenses (including ticket charges), conference fees, or some other type of compensation.

We hope to benefit from these revenue sharing arrangements through increased sales of our annuity products. In consideration of these arrangements, a firm may feature the Contract in its sales system or give us preferential access to members of its sales force. In addition, the firm may agree to participate in our marketing efforts by allowing JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm's sales force.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements, including a list of firms to whom we paid annual amounts greater than $5,000 under these arrangements in 2006, in the Statement of Additional Information (SAI), which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

Selling broker dealers may receive additional payments from us, either directly or through JH Distributors, in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement payments may include, for example, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contract, and payments to assist a firm in connection with its marketing expenses and/or other events or activities sponsored by the firms. We may contribute to, as well as sponsor, various educational programs, sales promotions and/or contests in which participating firms and their sales persons may receive gifts and prizes such as merchandise, cash, or other awards, as may be permitted by applicable NASD rules and other applicable laws and regulations.

In an effort to promote the sale of our products, our affiliated broker-dealer may pay its registered representatives additional cash incentives such as bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

Differential Compensation

Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received from us to their registered representatives. As a result, registered representatives may be motivated to sell the Contracts of one issuer over another issuer, or one product over another product.

You should contact your registered representative for more information on compensation arrangements in connection with the sale and purchase of your Contract.

CONFIRMATION STATEMENTS

We will send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, we will deem you to have ratified the transaction.


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REINSURANCE ARRANGEMENTS

From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees, or other obligations.


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            Appendix A: Examples of Calculation of Withdrawal Charge

The following examples assume an initial Purchase Payment of $30,000 and a subsequent Purchase Payment of $20,000 during second Contract Year.

EXAMPLE 1. If you surrender the contract during Contract Year 3, the Contract Value is $60,000 and there have been no prior withdrawals, we will calculate the withdrawal charge as follows:

     a) First we will calculate the free withdrawal amount, which equals the greater of

          -    10% of all purchase payments = .10 x ($30,000+$20,000) = $5,000,
               or

          - Earnings equal to the Contract Value minus unliquidated Purchase Payments = $60,000-$50,000=$10,000

     b) Next we determine the amount of Purchase Payments to be liquidated as the greater of the Contract Value or the unliquidated Purchase Payments, reduced by the free withdrawal amount, or $60,000-$10,000=$50,000

     c) Finally we calculate the withdrawal charge by applying the appropriate withdrawal charge percentage for each purchase liquidated based on the length of time the payment has been in the contract

          - The initial purchase payment is in the third year, so the applicable withdrawal charge is .04x$30,000=$1,200

          - The subsequent payment of $20,000 is in the second year, so the applicable withdrawal charge is .05x$20,000=$1,000

          -    The total withdrawal charge is $1,200+$1,000=$2,200

EXAMPLE 2. If you surrender the contract during Contract Year 3, the Contract Value is $35,000 and there have been no prior withdrawals, we will calculate the withdrawal charge as follows:

     a) First we will calculate the free withdrawal amount, which equals the greater of

          -    10% of all purchase payments = .10 x ($30,000+$20,000) = $5,000,
               or

          - Earnings equal to the Contract Value minus unliquidated Purchase Payments = $35,000-$50,000=$-15,000

     b) Next we determine the amount of Purchase Payments to be liquidated as the greater of the Contract Value or the unliquidated Purchase Payments, reduced by the free withdrawal amount, or $50,000-$5,000=$45,000

     c) Finally we calculate the withdrawal charge by applying the appropriate withdrawal charge percentage for each purchase liquidated based on the length of time the payment has been in the contract

          - The initial purchase payment is in the third year, so the applicable withdrawal charge is .04x$30,000=$1,200

          - The subsequent payment of $20,000 is in the second year, so the applicable withdrawal charge is .05x$15,000=$750

          -    The total withdrawal charge is $1,200+$750=$1,950

EXAMPLE 3. If you take a partial withdrawal of $5,000 during Contract Year 3 when the Contract Value is $52,000 and then surrender the contract later in Contract Year 3 when the Contract Value is $49,000, we will calculate the withdrawal charge as follows:

     a) First we will calculate the free withdrawal amount for the partial, which equals the greater of

          -    10% of all purchase payments = .10 x ($30,000+$20,000) = $5,000,
               or

          - Earnings equal to the Contract Value minus unliquidated Purchase Payments = $52,000-$50,000=$2,000

     b) Since the partial withdrawal is equal to the free withdrawal amount, we will not liquidate any Purchase Payments and there will not be any withdrawal charge.

     c) When the contract is surrendered, we will calculate the free withdrawal amount for the surrender, which equals the greater of

          - 10% of all purchase payments reduced by prior withdrawals during the year= .10 x ($30,000+$20,000) - $5,000 $0, or

          - Earnings equal to the Contract Value minus unliquidated Purchase Payments = $49,000-$50,000=$-1,000

     d) Next we determine the amount of Purchase Payments to be liquidated as the greater of the Contract Value or the unliquidated Purchase Payments, reduced by the free withdrawal amount, or $50,000-$0=$50,000

     e) Finally we calculate the withdrawal charge by applying the appropriate withdrawal charge percentage for each purchase liquidated based on the length of time the payment has been in the contract

          - The initial purchase payment is in the third year, so the applicable withdrawal charge is .04x$30,000=$1,200

          - The subsequent payment of $20,000 is in the second year, so the applicable withdrawal charge is .05x$20,000=$1,000

          -    The total withdrawal charge is $1,200+$1,000=$2,200


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        Appendix B: Principal Plus for Life Plus Spousal Protection Rider

This Appendix describes a spousal version of Principal Plus for Life that was available for purchase before May 1, 2007. This Rider cannot be revoked once elected.

OVERVIEW OF GUARANTEED MINIMUM WITHDRAWAL BENEFITS

Please refer to the "VI. Option Benefits" section in the Prospectus for general information about our guaranteed minimum withdrawal benefit riders.

Availability

Principal Plus for Life Plus Spousal Protection was available for purchase before May 1, 2007. In certain cases, John Hancock USA will issue a Contract on and after May 1, 2007 with this Rider if you elected to purchase the Rider before then. The Principal Plus for Life Plus Spousal Protection Rider was not available in New York and its availability in other states varied.

AGE RESTRICTIONS. If you elected this Rider: (a) the older of you and your spouse must not be age 81 or older; and (b) both you and your spouse must be at least 65 or, if not, you must have birthdates less than 6 years apart from each other. This Rider cannot be revoked once elected. For Example:

     Assume you purchased a Venture Variable Annuity Contract on NOVEMBER 1, 2006 and wanted to elect the Principal Plus for Life Plus Spousal Protection Rider.

     EXAMPLE #1

     You are born JULY 1, 1941 and your spouse is born JUNE 1, 1947.

          - Since your birthdates are 5 YEARS AND 11 MONTHS apart, YOU MAY elect the Principal Plus for Life Plus Spousal Protection Rider when you purchase your Contract.

EXAMPLE #2

You are born JULY 1, 1941 and your spouse is born AUGUST 1, 1947.

          - Since your birthdates are 6 YEARS AND 1 MONTH apart, YOU MAY NOT elect the Principal Plus for Life Plus Spousal Protection Rider.

Purchase Payments

RESTRICTIONS ON CONTRACTS WITH PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION. Please refer to the "Purchase Payments" subsection for a description of our restrictions on additional Purchase Payments to Contracts issued with a guaranteed minimum withdrawal benefit rider. These restrictions apply to Contracts issued with Principal Plus for Life Plus Spousal Protection.

IMPACT ON GUARANTEED WITHDRAWAL BALANCE, GUARANTEED WITHDRAWAL AMOUNT AND LIFETIME INCOME AMOUNT. Please refer to the "Purchase Payments" subsection for a description of the impact of additional Purchase Payments on the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount that's applicable to Principal Plus for Life Plus Spousal Protection).

Rider Fees

Please refer to the "Rider Fees" subsection for a description of the way we impose an additional fee for Principal Plus for Life Plus Spousal Protection.

FEE FOR PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION. The fee is equal to 0.65% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up, Bonus or subsequent Purchase Payment made during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the Principal Plus for Life Plus Automatic Annual Step-up Rider fee on the effective date of each Step-up. In such a situation, the Principal Plus for Life Plus Automatic Annual Step-up Rider fee will never exceed 1.20%.

Additional Annuity Options

We provide additional Annuity Options for Contracts issued with the Principal Plus for Life Plus Spousal Protection Rider, as described in the "Pay-out Period Provisions" section of this Prospectus.

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Tax Considerations

Please see Section VII. Federal Tax Matters for information on tax considerations related to the Principal Plus for Life Plus Spousal Protection Rider. The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) plans is NOT available if you elect this Rider.

INVESTMENT OPTIONS UNDER PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION

Please refer to the "VI. Optional Benefits" section in the Prospectus for general information about the investment options we make available for Contracts issued with Principal Plus for Life Plus Spousal Protection.

FEATURES OF THE PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER

Definitions

Please refer to the "VI. Optional Benefits" section in the Prospectus for the definitions we use to describe how the Principal Plus for Life Plus Spousal Protection Rider works.

QUALIFICATION OF COVERED PERSON. As stated in the "Definitions" subsection, a Covered Person will no longer qualify as such (i.e., that Covered Person will be removed from the Rider) if that person is no longer designated as an Owner, Co-Owner, Annuitant, Co-Annuitant or Beneficiary. In the event that you and your spouse become divorced after you purchase the Rider, you may not add a new spouse as a Covered Person. If you remove your spouse as an Owner, Beneficiary or Annuitant, that person will no longer be a Covered Person under the Rider. (See "Withdrawals" in section V. Description of the Contract for additional information on the impact of divorce.)

EXAMPLES OF LIFETIME INCOME DATE. As stated in the "Definitions" subsection, we determine the Lifetime Income Amount on the Contract Anniversary on, or next following, the date the older Covered Person attains age 65. We provide the following examples:

     Assume you purchase a Venture Variable Annuity Contract on NOVEMBER 1, 2006 with the Principal Plus for Life Plus Spousal Protection Rider.

     EXAMPLE #1

     You are born July 1, 1941 and your spouse is born June 1, 1947.

          - Since the oldest Covered Person has attained age 65 at the time of purchase, we will calculate the Lifetime Income Date on November 1, 2006. We provide a Lifetime Income Amount starting on this date.

     EXAMPLE #2

     You are born December 1, 1950 and your spouse is born October 1, 1956

          - Since the oldest Covered Person attains age 65 on December 1, 2015, we will calculate the Lifetime Income Date on November 1, 2016. We provide a Lifetime Income Amount starting on this date.

Features

OVERVIEW. The optional Principal Plus for Life Plus Spousal Protection Rider provides a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, this Rider guarantees the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a Guaranteed Withdrawal Amount each year, beginning on the date you purchase the Rider. The initial Guaranteed Withdrawal Amount equals 5% of your initial Purchase Payment for the Contract. (We do not count Purchase Payment amounts over $5 million for this purpose.) You can withdraw the Guaranteed Withdrawal Amount each year until the "Guaranteed Withdrawal Balance" is depleted to zero.

In addition, we designed the Principal Plus for Life Plus Spousal Protection Rider to permit you to withdraw a minimum annual amount, called the Lifetime Income Amount, starting on a Lifetime Income Date. If you limit your annual withdrawals to the Lifetime Income Amount, we will make this benefit available as long as either Covered Person remains alive and an Owner, Beneficiary or Annuitant under the Contract, even if your Contract Value reduces to zero. The Lifetime Income Amount reduces to zero upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.

IMPACT OF WITHDRAWALS. The Lifetime Income Amount may decrease as a result of a withdrawal as described under "Principal Plus for Life - Impact of Withdrawals." After the Lifetime Income Date, if a withdrawal causes total withdrawals during the Contract Year to exceed the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount), we will recalculate the Lifetime Income Amount. In that case, the Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value immediately after the withdrawal or the new Guaranteed Withdrawal Balance value. (See "Principal Plus for Life - Impact of Withdrawals" in the Prospectus.)

INCREASES IN THE GUARANTEED WITHDRAWAL BALANCE. We will increase the Guaranteed Withdrawal Balance:

     - by any applicable Bonus if you take no withdrawals during certain Contract Years;

     - by any applicable "Step-up" to reflect certain increases in Contract Value; and

     - to reflect additional Purchase Payments (see "Purchase Payments" above).

BONUSES. We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during the Bonus Period if you take no withdrawals during that Contract Year as described under "Principal Plus for Life - Bonuses" in the Prospectus. The Bonus Period for the Spousal version of the Rider is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the younger of the two Covered Persons attains age 80. If you elect the Spousal version of the Principal Plus for Life Rider when you purchase a Contract, the Bonus Period is determined on the Contract Date and will not change upon the death of either Covered Person.

STEP-UPS. The Principal Plus for Life Plus Spousal Protection Rider is subject to the Step-up benefit described under "Principal Plus for Life - Step-ups." We schedule the Step-up Dates under the Spousal Protection version for the 3rd, 6th, and 9th Contract Anniversary while the Rider is in effect. After the 9th Contract Anniversary, we increase the schedule of Step-up dates to include each succeeding Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary while Rider is in effect.

LIFE EXPECTANCY DISTRIBUTION PROGRAM. You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse) as described under "Principal Plus for Life - Life Expectancy Distribution Program" in the Prospectus. Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

SETTLEMENT PHASE. The Principal Plus for Life Plus Spousal Protection Rider will enter its Settlement Phase as described under "Principal Plus for Life - Settlement Phase" when:

     -    the Contract Value reduces to zero; and

     - withdrawals during that Contract Year do not exceed the Guaranteed Withdrawal Amount; and

     - either the Guaranteed Withdrawal Balance or the Lifetime Income Amount is greater than zero.

(See "Principal Plus for Life - Settlement Phase" in the Prospectus.)

If during the Settlement Phase, the Guaranteed Withdrawal Balance equals zero and the Lifetime Income Amount is greater than zero, you will automatically receive settlement payments each Contract Year equal to the Lifetime Income Amount during the life of either Covered Person.

IMPACT OF DEATH BENEFITS. Death benefits under a Principal Plus for Life Plus Spousal Protection Rider differ from those under the basic Principal Plus for Life optional benefit Rider:

Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an "Owner" if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract's death benefit as a lump sum under our current administrative procedures. (See "Death after Removal of a Covered Person" below if there is no surviving Covered Person.) If the Contract continues, the Principal Plus for Life Plus Spousal Protection Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only on the lifetime of the surviving Covered Person and continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee (See "Rider Fees," above). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount, Lifetime Income Amount, Bonuses or Step-ups). We will treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount and the Lifetime Income Amount.

If the first Covered Person to die is not is not the Owner (and is not deemed to be an "Owner" if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount, Lifetime Income Amount, Bonuses or Step-ups.

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If the death of the first Covered Person occurs while the Rider is in its
Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the Lifetime Income Date. At the time we compute the Lifetime Income Amount, we may permit the surviving Covered Person to receive settlement payments:

     - no greater than the Guaranteed Withdrawal Amount until the Guaranteed Withdrawal Balance is depleted to zero;

     - no less than the Lifetime Income Amount during the lifetime of the surviving Covered Person (The Lifetime Income Amount may be lower than the Guaranteed Withdrawal Amount and the duration of settlement payments based on the Lifetime Income Amount may be longer or shorter than the duration of settlement payments based on the Guaranteed Withdrawal Amount); or

     - based on amounts we calculate under our Life Expectancy Distribution program (see "Life Expectancy Distribution Program" above).

We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Death of Last Covered Person. If the surviving Covered Person dies while the Principal Plus for Life Plus Spousal Protection Rider is in effect and if the Beneficiary does not take the death benefit under the Contract as a lump sum under our current administrative procedures or as an Annuity Option, the Principal Plus for Life Plus Spousal Protection Rider will continue. The Rider will only continue, however, if the death benefit or the Guaranteed Withdrawal Balance is greater than zero at the time. We will Step-up the Guaranteed Withdrawal Balance to equal the death benefit, if greater than the Guaranteed Withdrawal Balance prior to the death benefit and treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount. The Rider will not continue to provide for any remaining Bonuses or Step-ups, and will not continue with respect to the Lifetime Income Amount. If the Rider continues, the Principal Plus for Life Plus Spousal Protection Rider fee will continue (See "Rider Fees," above). We will permit the Beneficiary to opt out of the initial death benefit Step-up, if any, if we increase the rate of the Principal Plus for Life Plus Spousal Protection Rider fee at that time. The Rider will enter its Settlement Phase if the Guaranteed Withdrawal Balance is still greater than zero when distributions of death benefits under a Contract deplete any remaining death benefit proceeds to zero.

If the surviving Covered Person dies during the Settlement Phase, we will reduce the Lifetime Income Amount to zero. If the Beneficiary at that time is the spouse of the decedent, that spouse may choose the amount of any remaining settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the decedent's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of death. Otherwise, the entire interest must be distributed within five years of the death. When settlement payments deplete the Guaranteed Withdrawal Balance to zero, the Rider terminates and we will make no additional payments to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see "Qualification of Covered Person" above). If that happens and:

     - if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and

     - if the remaining Covered Person subsequently dies, we will consider that person to be the "last" Covered Person and the Rider may continue in certain cases as described in "Death of Last Covered Person" above.

TERMINATION. The Principal Plus for Life Plus Spousal Protection Rider terminates in accordance with the "Principal Plus for Life - Termination"
section in the Prospectus.

You should consult with your financial professional to assist you in determining whether the Principal Plus for Life Plus Spousal Protection Rider is suited for your financial needs and investment risk tolerance. The addition of the Rider to a Contract may not always be in your interest since an additional fee is imposed annually for this benefit and at least one of the Covered Persons must remain living until the Lifetime Income Date for you to receive certain benefits. Furthermore, similar to Principal Plus for Life, this Rider limits the Investment Options otherwise available under the Contract, contains age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provides no guaranteed withdrawal benefits once payments begin under any of the Annuity Options described in the Prospectus. You should carefully consider each of these factors before purchasing a Principal Plus for Life Plus Spousal Protection Rider.

EXAMPLES. Please refer to Appendix C for hypothetical examples that illustrate the benefits under Principal Plus for Life Plus Spousal Protection Rider.

           Appendix C: Guaranteed Minimum Withdrawal Benefit Examples

The following examples provide hypothetical illustrations of the benefits provided under the Income Plus for Life, Income Plus for Life - Joint Life, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection optional benefit Riders. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.

EXAMPLES 1A, 1B, 1C AND 1D DEMONSTRATE THE BASIC OPERATION OF THE INCOME PLUS FOR LIFE OPTIONAL BENEFIT RIDER.

EXAMPLE 1A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING TO START WITHDRAWALS. Assume a single Purchase Payment of $100,000 at Covered Person's age 49 1/2, no additional Purchase Payments are made, withdrawals equal to the Lifetime Income Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Benefit Base at the eligible Step-up Dates, so there is no Step-up and the Covered Person survives at least 20 years from issue.

                PURCHASE   LIFETIME INCOME   WITHDRAWAL                 BENEFIT BASE ON
CONTRACT YEAR   PAYMENTS        AMOUNT          TAKEN      BONUS     CONTRACT ANNIVERSARY
-------------   --------   ---------------   ----------   ------     --------------------
At issue        $100,000         N/A           $     0    $    0          $100,000(1)
1                      0         N/A                 0     6,000(2)        106,000(3)
2                      0         N/A                 0     6,000           112,000
3                      0         N/A                 0     6,000           118,000
4                      0         N/A                 0     6,000           124,000
5                      0         N/A                 0     6,000           130,000
6                      0         N/A                 0     6,000           136,000
7                      0         N/A                 0     6,000           142,000
8                      0         N/A                 0     6,000           148,000
9                      0         N/A                 0     6,000           154,000
10                     0         N/A                 0     6,000           160,000
11                     0      $8,000(4)          8,000         0           160,000
12                     0       8,000             8,000         0           160,000
13                     0       8,000             8,000         0           160,000
14                     0       8,000             8,000         0           160,000
15                     0       8,000             8,000         0           160,000
20                     0       8,000             8,000         0           160,000

(1) The initial Benefit Base is equal to the initial payment of $100,000. The Benefit Base is used to determine the Lifetime Income Amount and the rider fee. It is not available for withdrawal as a lump sum.

(2) In this example, there is no withdrawal during the first Contract Year so a bonus will be added to the Benefit Base. The bonus amount is equal to 6% of the total Purchase Payments to date (.06 X $100,000 = $6,000).

(3) Following a bonus, the Benefit Base is recalculated. The new Benefit Base is equal to the Benefit Base before the bonus increased by the amount of the bonus ($100,000 + $6,000 = $106,000).

(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's attains age 59 1/2. The Lifetime Income Amount is initially equal to 5% of the Benefit Base at that time (.05 X $160,000 = $8,000)

EXAMPLE 1B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 at Covered Person's age 60, an Additional Purchase Payment of $10,000 during Contract Year 1, and an additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.

                              BENEFIT       LIFETIME                                  LIFETIME
                               BASE          INCOME                     BENEFIT        INCOME
                               AFTER      AMOUNT AFTER                  BASE ON      AMOUNT ON
                PURCHASE     PURCHASE       PURCHASE     WITHDRAWAL     CONTRACT      CONTRACT
CONTRACT YEAR   PAYMENTS      PAYMENT        PAYMENT        TAKEN     ANNIVERSARY   ANNIVERSARY
-------------   --------     --------     ------------   ----------   -----------   -----------
At issue        $100,000     $100,000       $5,000         $   --      $100,000        $5,000
1                 10,000(1)   110,000(1)     5,500(1)       5,500       110,000         5,500
2                 10,000(2)   114,500(2)     5,725(2)       5,725       114,500         5,725

(1) In this example, there is an additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + 10,000 = $110,000). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 X 110,000 = $5,500).

(2) In the second year, there is another Additional Purchase Payment of $10,000. Since there was a withdrawal prior to this payment and after the last recalculation of the Benefit Base, the Benefit Base is increased by the excess of the Purchase Payment over the previous withdrawals ($110,000 +(10,000-5,500) = $114,500) The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 X 114,500 = $5,725).

EXAMPLE 1C. THIS EXAMPLE DEMONSTRATE THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 at age 59 1/2, no additional Purchase Payments are made, withdrawals equal to the Lifetime Income Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no bonuses. The Benefit Base steps-up at the end of Contract Years 1, 2 and 3.

                                                            HYPOTHETICAL
                                                           CONTRACT VALUE
                                                             ON CONTRACT
                            LIFETIME INCOME                  ANNIVERSARY    BENEFIT BASE
                PURCHASE     AMOUNT AFTER     WITHDRAWAL      PRIOR TO       ON CONTRACT
CONTRACT YEAR   PAYMENTS   PURCHASE PAYMENT     TAKEN         RIDER FEE      ANNIVERSARY
-------------   --------   ----------------   ----------   --------------   ------------
At issue        $100,000       $   --          $   --        $     --        $100,000
1                      0        5,000           5,000         102,000         102,000(1)
2                      0        5,100(1)        5,100(1)      103,514         103,514
3                      0        5,176           5,176         105,020         105,020
4                      0        5,251           5,251          94,013(2)      105,020(2)
5                      0        5,251           5,251          78,793         105,020

(1) At the end of Contract Year 1, the Contract Value in this example, $102,000 is greater than the Benefit Base of $100,000. The Benefit Base will Step-up to equal the Contract Value of $102,000. The Lifetime Income Amount will equal 5% of the new Benefit Base (.05 $ x102,000 = $5,100).

(2) At the end of Contract Year 4, the Contract Value in this example, $94,013 is less than the Benefit Base of $105,020. The Benefit Base will remain at $105,020.

EXAMPLE 1D. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS. Assume the same Purchase Payments and withdrawals as example 1c, but with a withdrawal of $10,000 at the end of year 4.

                                                            HYPOTHETICAL
                                                              CONTRACT
                              LIFETIME                        VALUE ON         BENEFIT
                            INCOME AMOUNT                     CONTRACT         BASE ON
                PURCHASE   AFTER PURCHASE   WITHDRAWAL   ANNIVERSARY PRIOR     CONTRACT
CONTRACT YEAR   PAYMENTS      PAYMENT          TAKEN        TO RIDER FEE     ANNIVERSARY
-------------   --------   --------------   ----------   -----------------   -----------
At issue        $100,000      $   --          $    --         $     --       $100,000
1                      0       5,000            5,000          102,000        102,000
2                      0       5,100            5,100          103,514        103,514
3                      0       5,176            5,176          105,020        105,020
4                      0       5,251           10,000           89,264         89,264(1)
5                      0       4,463(1)         4,463           75,307         89,264

(1) The withdrawal of $10,000 exceeds the Lifetime Income Amount of $5,251. The Benefit Base will be reset to equal the lesser of the Contract Value after the withdrawal ($89,264) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($105,020-10,000 = $95,020). The Lifetime Income Amount will equal 5% of the new Benefit Base (.05 x 89,264 = $4,463).

EXAMPLES 2A, 2B, 2C AND 2D DEMONSTRATE THE BASIC OPERATION OF THE INCOME PLUS FOR LIFE - JOINT LIFE OPTIONAL BENEFIT RIDER.

EXAMPLE 2A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING FOR WITHDRAWALS. Assume a single Purchase Payment of $100,000 the youngest Covered Person's age 49 1/2, no additional Purchase Payments are made, withdrawals equal to the Lifetime Income Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Benefit Base at the eligible Step-up Dates, so there is no Step-up and at least one of the Covered Persons survives at least 20 years from issue.

                                                                BENEFIT
                           LIFETIME                             BASE ON
                PURCHASE    INCOME    WITHDRAWAL                CONTRACT
CONTRACT YEAR   PAYMENTS    AMOUNT       TAKEN      BONUS     ANNIVERSARY
-------------   --------   --------   ----------   ------     -----------
At issue        $100,000      N/A       $    0     $    0     $100,000(1)
1                      0      N/A            0      6,000(2)   106,000(3)
2                      0      N/A            0      6,000      112,000
3                      0      N/A            0      6,000      118,000
4                      0      N/A            0      6,000      124,000
5                      0      N/A            0      6,000      130,000
6                      0      N/A            0      6,000      136,000
7                      0      N/A            0      6,000      142,000
8                      0      N/A            0      6,000      148,000
9                      0      N/A            0      6,000      154,000
10                     0      N/A            0      6,000      160,000
11                     0   $7,600(4)     7,600          0      160,000
12                     0    7,600        7,600          0      160,000
13                     0    7,600        7,600          0      160,000
14                     0    7,600        7,600          0      160,000
15                     0    7,600        7,600          0      160,000
20                     0    7,600        7,600          0      160,000

(1) The initial Benefit Base is equal to the initial payment of $100,000. The Benefit Base is used to determine the Lifetime Income Amount and the rider fee. It is not available for withdrawal as a lump sum.

(2) In this example, there is no withdrawal during the first Contract Year so a bonus will be added to the Benefit Base. The bonus amount is equal to 6% of the total Purchase Payments to date (.06 X $100,000 = $6,000).

(3) Following a bonus, the Benefit Base is recalculated. The new Benefit Base is equal to the Benefit Base before the bonus increased by the amount of the bonus ($100,000 + $6,000 = $106,000).

(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the youngest Covered Person's attains age 59 1/2. The Lifetime Income Amount is initially equal to 4.75% of the Benefit Base at that time (.0475 X $160,000 = $7,600)

EXAMPLE 2B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 at youngest Covered Person's age 60, an Additional Purchase Payment of $10,000 during Contract Year 1, and an additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.

                              BENEFIT       LIFETIME                                  LIFETIME
                               BASE          INCOME                     BENEFIT        INCOME
                               AFTER      AMOUNT AFTER                  BASE ON      AMOUNT ON
                PURCHASE     PURCHASE       PURCHASE     WITHDRAWAL     CONTRACT      CONTRACT
CONTRACT YEAR   PAYMENTS      PAYMENT        PAYMENT        TAKEN     ANNIVERSARY   ANNIVERSARY
-------------   --------     --------     ------------   ----------   -----------   -----------
At issue        $100,000     $100,000       $4,750         $   --       $100,000       $5,000
1                 10,000(1)   110,000(1)     5,225(1)       5,225        110,000        5,225
2                 10,000(2)   114,775(2)     5,452(2)       5,452        114,775        5,452

(1) In this example, there is an additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + 10,000 = $110,000). The Lifetime Income Amount is calculated as 4.75% of the Benefit Base immediately after the Purchase Payment (.0475 X $110,000 = $5,225).

(2) In the second year, there is another Additional Purchase Payment of $10,000. Since there was a withdrawal prior to this payment and after the last recalculation of the Benefit Base, the Benefit Base is increased by the excess of the Purchase Payment over the previous withdrawals ($110,000 +(10,000-5,225) = $114,775) The Lifetime Income Amount is calculated as 4.75% of the Benefit Base immediately after the Purchase Payment (.0475 X $114,775 = $5,451.81).

EXAMPLE 2C. THIS EXAMPLE DEMONSTRATE THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 at age 59 1/2 of the youngest Covered Person, no additional Purchase Payments are made, withdrawals equal to the Lifetime Income Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no bonuses. The Benefit Base steps-up at the end of Contract Years 1, 2 and 3.

                                                                   HYPOTHETICAL
                           LIFETIME INCOME                      CONTRACT VALUE ON
                             AMOUNT AFTER                            CONTRACT
                PURCHASE       PURCHASE                         ANNIVERSARY PRIOR      BENEFIT BASE ON
CONTRACT YEAR   PAYMENTS       PAYMENT       WITHDRAWAL TAKEN      TO RIDER FEE     CONTRACT ANNIVERSARY
-------------   --------   ---------------   ----------------   -----------------   --------------------
   At issue     $100,000      $   --             $  --             $     --             $100,000
      1                0       4,750              4,750             102,250               102,250
      2                0       4,857(1)           4,857(1)          104,025               104,025(1)
      3                0       4,941              4,941             105,800               105,800
      4                0       5,026              5,026              94,977(2)            105,800(2)
      5                0       5,026              5,026              79,882               105,800

(1) At the end of Contract Year 1, the Contract Value in this example, $102,250 is greater than the Benefit Base of $100,000. The Benefit Base will Step-up to equal the Contract Value of $102,000. The Lifetime Income Amount will equal 5% of the new Benefit Base (.0475 x $102,000 = $4,856.88).

(2) At the end of Contract Year 4, the Contract Value in this example, $94,977 is less than the Benefit Base of $105,800. The Benefit Base will remain at $105,800.

EXAMPLE 2D. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS. Assume the same Purchase Payments and withdrawals as example 2c, but with a withdrawal of $10,000 at the end of year 4.

                                                                   HYPOTHETICAL
                           LIFETIME INCOME                      CONTRACT VALUE ON
                             AMOUNT AFTER                            CONTRACT
                PURCHASE       PURCHASE                         ANNIVERSARY PRIOR      BENEFIT BASE ON
CONTRACT YEAR   PAYMENTS       PAYMENT       WITHDRAWAL TAKEN      TO RIDER FEE     CONTRACT ANNIVERSARY
-------------   --------   ---------------   ----------------   -----------------   --------------------
   At issue     $100,000        $   --            $     -            $     --            $100,000
      1                0         4,750              4,750             102,250             102,250
      2                0         4,857              4,857             104,025             104,025
      3                0         4,941              4,941             105,800             105,800
      4                0         5,026             10,000              90,002              90,002(1)
      5                0         4,275(1)           4,275              76,156              90,002

(1) The withdrawal of $10,000 exceeds the Lifetime Income Amount of $5,026. The Benefit Base will be reset to equal the lesser of the Contract Value after the withdrawal ($90,002) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($105,800-10,000 = $95,800). The Life time Income Amount will equal 4.75% of the new Benefit Base (.0475 x $90,002 = $4,275).

EXAMPLES 3A, 3B, 3C AND 3D DEMONSTRATE THE BASIC OPERATION OF THE PRINCIPAL PLUS FOR LIFE OPTIONAL BENEFIT RIDER.

EXAMPLE 3A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING TO START WITHDRAWALS. Assume a single Purchase Payment of $100,000 at Covered Person's age 49 1/2, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-up Dates, so there is no Step-up and the Covered Person survives at least 31 years from issue.

                                                                      GUARANTEED
                                                                      WITHDRAWAL
                      GUARANTEED   LIFETIME                            BALANCE
CONTRACT   PURCHASE   WITHDRAWAL    INCOME    WITHDRAWAL             ON CONTRACT
  YEAR     PAYMENTS     AMOUNT      AMOUNT       TAKEN      BONUS    ANNIVERSARY
--------   --------   ----------   --------   ----------   ------    -----------
At issue   $100,000       N/A         N/A       $    0     $    0    $100,000(1)
     1            0    $5,000(1)      N/A            0      5,000(2)  105,000(3)
     2            0      5250(3)      N/A            0      5,000     110,000
     3            0     5,500         N/A            0      5,000     115,000
     4            0     5,750         N/A            0      5,000     120,000
     5            0     6,000         N/A            0      5,000     125,000
     6            0     6,250         N/A            0      5,000     130,000
     7            0     6,500         N/A            0      5,000     135,000
     8            0     6,750         N/A            0      5,000     140,000
     9            0     7,000         N/A            0      5,000     145,000
    10            0     7,250         N/A            0      5,000     150,000
    11            0     7,500      $7,500(4)     7,500          0     142,500
    12            0     7,500       7,500        7,500          0     135,000
    13            0     7,500       7,500        7,500          0     127,500
    14            0     7,500       7,500        7,500          0     120,000
    15            0     7,500       7,500        7,500          0     112,000
    20            0     7,500       7,500        7,500          0      75,000
    25            0     7,500       7,500        7,500          0      37,000
    30            0     7,500       7,500        7,500          0           0
    31+           0         0       7,500        7,500          0           0

(1) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000). The Guaranteed Withdrawal Balance is used to determine the Guaranteed Withdrawal Amount, the Lifetime Income Amount and the rider fee. It is not available for withdrawal as a lump sum.

(2) In this example, there is no withdrawal during the first Contract Year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total Purchase Payments to date (.05 X $100,000 = $5,000).

(3) Following a bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the bonus increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 = $5,250).

(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's attains age 59 1/2. The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 X $150,000 = $7,500)

EXAMPLE 3B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 at Covered Person's age 60, an Additional Purchase Payment of $10,000 during Contract Year 1, and an additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.

                                  LIFETIME
                       BENEFIT     INCOME                                 LIFETIME
                        BASE       AMOUNT                 BENEFIT         INCOME
                        AFTER      AFTER                  BASE ON       AMOUNT ON
CONTRACT   PURCHASE   PURCHASE    PURCHASE   WITHDRAWAL   CONTRACT       CONTRACT
  YEAR     PAYMENTS    PAYMENT     PAYMENT    TAKEN       ANNIVERSARY   ANNIVERSARY
--------   --------   --------    --------   ----------   -----------   -----------
At issue   $100,000   $100,000    $5,000       $   --       $100,000       $5,000
    1       10,000(1)  110,000(1)  5,500(1)     5,000        104,500        5,500
    2       10,000(2)  114,500(2)  5,725(2)     5,725        108,775        5,725

(1) In this example, there is an additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + $10,000 = $110,000). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 X $110,000 = $5,500).

(2) In the second year, there is another Additional Purchase Payment of $10,000. Following the Additional Purchase Payment, the Benefit Base is calculated as the previous Benefit Base plus the amount of the Additional Purchase Payment ($104,500 + 10,000 = $114,500). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 X $114,500 = $5,725).

EXAMPLE 3C. THIS EXAMPLE DEMONSTRATE THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 at age 59 1/2, no additional Purchase Payments are made, and withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no bonuses. The Guaranteed Withdrawal Balance Steps-up at the end of Contract Year 3,

                                                           HYPOTHETICAL
                      GUARANTEED   LIFETIME                  CONTRACT
                      WITHDRAWAL    INCOME                   VALUE ON      GUARANTEED
                        AMOUNT      AMOUNT                   CONTRACT      WITHDRAWAL
                        AFTER       AFTER                   ANNIVERSARY    BALANCE ON
CONTRACT   PURCHASE    PURCHASE    PURCHASE   WITHDRAWAL     PRIOR TO       CONTRACT
  YEAR     PAYMENTS     PAYMENT     PAYMENT      TAKEN       RIDER FEE    ANNIVERSARY
--------   --------   ----------   --------   ----------   ------------   -----------
At issue   $100,000    $   --      $   --      $   --       $     --      $100,000
    1             0     5,000       5,000       5,000        102,000        95,000
    2             0     5,000       5,000       5,000        103,828        90,000
    3             0     5,000       5,000       5,000        105,781       105,781(1)
    4             0     5,289(2)    5,289(2)    5,289(1)      94,946       100,492

(1) At the end of Contract Year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will Step-up to equal the Contract Value of $105,781.

(2) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $107,881 = $5,289).

EXAMPLE 3D. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS. Assume the same Purchase Payments and withdrawals as example 3c, but with a withdrawal of $10,000 at the end of year 4.

                                                           HYPOTHETICAL
                      GUARANTEED   LIFETIME                  CONTRACT
                      WITHDRAWAL    INCOME                   VALUE ON      GUARANTEED
                        AMOUNT      AMOUNT                   CONTRACT      WITHDRAWAL
                        AFTER       AFTER                   ANNIVERSARY    BALANCE ON
CONTRACT   PURCHASE    PURCHASE    PURCHASE   WITHDRAWAL     PRIOR TO       CONTRACT
  YEAR     PAYMENTS     PAYMENT     PAYMENT      TAKEN       RIDER FEE    ANNIVERSARY
--------   --------   ----------   --------   ----------   ------------   -----------
At issue   $100,000    $   --      $   --       $    --      $     --     $100,000
    1             0     5,000       5,000         5,000       102,000       95,000
    2             0     5,000       5,000         5,000       103,828       90,000
    3             0     5,000       5,000         5,000       105,781      105,781
    4             0     5,289       5,289        10,000        90,235       90,235(1)
    5             0     4,512(1)    4,512(1)      4,512        76,319       85,723

(1) The withdrawal of $10,000 exceeds the Guaranteed Withdrawal Amount and the Lifetime Income Amount of $5,289. The Benefit Base will be reset to equal the lesser of the Contract Value after the withdrawal ($90,235) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($105,781-$10,000 = $95,781). The Guaranteed Income Amount and the Lifetime Income Amount will equal 5% of the new Benefit Base (.05 x $90,235 = 4,512).

EXAMPLES 4A, 4B, 4C AND 4D DEMONSTRATE THE BASIC OPERATION OF THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UPS OPTIONAL BENEFIT RIDER.

EXAMPLE 4A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING TO START WITHDRAWALS. Assume a single Purchase Payment of $100,000 at Covered Person's age 49 1/2, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-up Dates, so there is no Step-up and the Covered Person survives at least 31 years from issue.

                                                                      GUARANTEED
                    GUARANTEED  LIFETIME                          WITHDRAWAL BALANCE
CONTRACT  PURCHASE  WITHDRAWAL   INCOME    WITHDRAWAL                 ON CONTRACT
  YEAR    PAYMENTS    AMOUNT     AMOUNT       TAKEN     BONUS         ANNIVERSARY
--------  --------  ----------  --------   ----------  ------     ------------------
At issue  $100,000     N/A         N/A       $    0    $    0         $100,000(1)
    1            0   $5,000(1)     N/A            0     5,000(2)       105,000(3)
    2            0    5,250(3)     N/A            0     5,000          110,000
    3            0    5,500        N/A            0     5,000          115,000
    4            0    5,750        N/A            0     5,000          120,000
    5            0    6,000        N/A            0     5,000          125,000
    6            0    6,250        N/A            0     5,000          130,000
    7            0    6,500        N/A            0     5,000          135,000
    8            0    6,750        N/A            0     5,000          140,000
    9            0    7,000        N/A            0     5,000          145,000
   10            0    7,250        N/A            0     5,000          150,000
   11            0    7,500     $7,500(4)     7,500         0          142,500
   12            0    7,500      7,500        7,500         0          135,500
   13            0    7,500      7,500        7,500         0          127,500
   14            0    7,500      7,500        7,500         0          120,000
   15            0    7,500      7,500        7,500         0          112,500
   20            0    7,500      7,500        7,500         0           75,000
   25            0    7,500      7,500        7,500         0           37,500
   30            0    7,500      7,500        7,500         0                0
   31+           0        0      7,500        7,500         0                0

(1) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000). The Guaranteed Withdrawal Balance is used to determine the Guaranteed Withdrawal Amount, the Lifetime Income Amount and the rider fee. It is not available for withdrawal as a lump sum.

(2) In this example, there is no withdrawal during the first Contract Year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total Purchase Payments to date (.05 X $100,000 = $5,000).

(3) Following a bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the bonus increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 = $5,250).

(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's attains age 59 1/2. The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 X $150,000 = $7,500)

EXAMPLE 4B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 at Covered Person's age 60, an Additional Purchase Payment of $10,000 during Contract Year 1, and an additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.

                                           LIFETIME INCOME
                                             AMOUNT AFTER               BENEFIT BASE ON     LIFETIME INCOME
CONTRACT  PURCHASE     BENEFIT BASE AFTER      PURCHASE     WITHDRAWAL      CONTRACT      AMOUNT ON CONTRACT
  YEAR    PAYMENTS      PURCHASE PAYMENT        PAYMENT        TAKEN      ANNIVERSARY         ANNIVERSARY
--------  --------     ------------------  ---------------  ----------  ---------------   ------------------
At issue  $100,000         $100,000           $5,000          $   --        $100,000           $5,000
   1        10,000(1)       110,000(1)         5,500(1)        5,500         104,500            5,500
   2        10,000(2)       114,500(2)         5,725(2)        5,725         108,775            5,725

(1) In this example, there is an additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + 10,000 = $110,000). The Lifetime Income
     Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 X $110,000 = $5,500).

(2) In the second year, there is another Additional Purchase Payment of $10,000. Following the Additional Purchase Payment, the Benefit Base is calculated as the previous Benefit Base plus the amount of the Additional Purchase Payment ($104,500 + $10,000 = $114,500). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 X $114,500 = $5,725).

EXAMPLE 4C. THIS EXAMPLE DEMONSTRATE THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 at age 59 1/2, no additional Purchase Payments are made, and withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no bonuses. The Guaranteed Withdrawal Balance Steps-up at the end of Contract Years 1, 2 and 3,

                                                                       HYPOTHETICAL       GUARANTEED
                       GUARANTEED     LIFETIME INCOME                CONTRACT VALUE ON    WITHDRAWAL
                       WITHDRAWAL       AMOUNT AFTER               CONTRACT ANNIVERSARY   BALANCE ON
CONTRACT  PURCHASE    AMOUNT AFTER        PURCHASE     WITHDRAWAL        PRIOR TO          CONTRACT
  YEAR    PAYMENTS  PURCHASE PAYMENT      PAYMENT         TAKEN          RIDER FEE       ANNIVERSARY
--------  --------  ----------------  ---------------  ----------  --------------------  -----------
At issue  $100,000      $   --             $   --        $   --          $     --         $100,000
    1            0       5,000              5,000         5,000           102,000          102,000(1)
    2            0       5,100(2)           5,100         5,100           103,514          103,514
    3            0       5,176              5,176         5,176           105,020          105,020
    4            0       5,251              5,251         5,251            94,012           99,769

(1) At the end of Contract Year 1, the Contract Value in this example, $102,000 is greater than the Guaranteed Withdrawal Balance ($10,000-$5,000 = $95,000). The Guaranteed Withdrawal Balance will Step-up to equal the Contract Value of $102,000.

(2) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $102,000 = $5,100).

EXAMPLE 4D. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS . Assume the same Purchase Payments and withdrawals as example but with a withdrawal of $10,000 at the end of year 4.

                                                                       HYPOTHETICAL       GUARANTEED
                       GUARANTEED     LIFETIME INCOME                CONTRACT VALUE ON    WITHDRAWAL
                       WITHDRAWAL       AMOUNT AFTER               CONTRACT ANNIVERSARY   BALANCE ON
CONTRACT  PURCHASE    AMOUNT AFTER        PURCHASE     WITHDRAWAL        PRIOR TO          CONTRACT
  YEAR    PAYMENTS  PURCHASE PAYMENT      PAYMENT         TAKEN          RIDER FEE       ANNIVERSARY
--------  --------  ----------------  ---------------  ----------  --------------------  -----------
At issue  $100,000      $   --           $   --         $    --          $     --        $100,000
    1            0       5,000            5,000           5,000           102,000         102,000
    2            0       5,100            5,100           5,100           103,514         103,514
    3            0       5,176            5,176           5,176           105,020         105,020
    4            0       5,251            5,251          10,000            89,263          89,263(1)
    5            0       4,463(1)         4,463(1)        4,463            75,307          84,800

(1) The withdrawal of $10,000 exceeds the Guaranteed Withdrawal Amount and the Lifetime Income Amount of $5,251. The Benefit Base will be reset to equal the lesser of the Contract Value after the withdrawal ($89,263) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($105,020-10,000 = $95,020) The Guaranteed Income Amount and the Lifetime Income Amount will equal 5% of the new Benefit Base (.05 x $89,263 = $4,463).

EXAMPLES 5A, 5B, 5C AND 5D DEMONSTRATE THE BASIC OPERATION OF THE PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION OPTIONAL BENEFIT RIDER.

EXAMPLE 5A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING TO START WITHDRAWALS. Assume a single Purchase Payment of $100,000 at age 55 of oldest Covered Person, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-up Dates, so there is no Step-up and either of the Covered Persons survives at least 31 years from issue.

                                                                      GUARANTEED
                    GUARANTEED  LIFETIME                          WITHDRAWAL BALANCE
CONTRACT  PURCHASE  WITHDRAWAL   INCOME    WITHDRAWAL                 ON CONTRACT
  YEAR    PAYMENTS    AMOUNT     AMOUNT       TAKEN     BONUS         ANNIVERSARY
--------  --------  ----------  --------   ----------  ------     ------------------
At issue  $100,000      N/A        N/A       $    0    $    0           $100,000(1)
   1             0   $5,000(1)     N/A            0     5,000(2)         105,000(3)
   2             0    5,250(3)     N/A            0     5,000            110,000
   3             0    5,500        N/A            0     5,000            115,000
   4             0    5,750        N/A            0     5,000            120,000
   5             0    6,000        N/A            0     5,000            125,000
   6             0    6,250        N/A            0     5,000            130,000
   7             0    6,500        N/A            0     5,000            135,000
   8             0    6,750        N/A            0     5,000            140,000
   9             0    7,000        N/A            0     5,000            145,000
  10             0    7,250        N/A            0     5,000            150,000
  11             0    7,500     $7,500(4)     7,500         0            142,500
  12             0    7,500      7,500        7,500         0            135,500
  13             0    7,500      7,500        7,500         0            127,500
  14             0    7,500      7,500        7,500         0            120,000
  15             0    7,500      7,500        7,500         0            112,500
  20             0    7,500      7,500        7,500         0             75,000
  25             0    7,500      7,500        7,500         0             37,500
  30             0    7,500      7,500        7,500         0                  0
  31+            0        0      7,500        7,500         0                  0

(1) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000). The Guaranteed Withdrawal Balance is used to determine the Guaranteed Withdrawal Amount, the Lifetime Income Amount and the rider fee. It is not available for withdrawal as a lump sum.

(2) In this example, there is no withdrawal during the first Contract Year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total Purchase Payments to date (.05 X $100,000 = $5,000).

(3) Following a bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the bonus increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 = $5,250).

(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's attains age 59 1/2 (oldest Covered Person for Principal Plus for Life - Spousal Protection Rider). The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 X $150,000 = $7,500)

EXAMPLE 5B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 at age 65 of oldest Covered Person, an Additional Purchase Payment of $10,000 during Contract Year 1, and an additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.

                                           LIFETIME INCOME
                                             AMOUNT AFTER               BENEFIT BASE ON     LIFETIME INCOME
CONTRACT  PURCHASE     BENEFIT BASE AFTER      PURCHASE     WITHDRAWAL      CONTRACT      AMOUNT ON CONTRACT
  YEAR    PAYMENTS      PURCHASE PAYMENT        PAYMENT        TAKEN      ANNIVERSARY         ANNIVERSARY
--------  --------     ------------------  ---------------  ----------  ---------------   ------------------
At issue  $100,000        $100,000            $5,000          $   --        $100,000            $5,000
   1        10,000(1)      110,000(1)          5,500(1)        5,500         104,500             5,500
   2        10,000(2)      114,500(2)          5,725(2)        5,725         108,775             5,725

(1) In this example, there is an additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + $10,000 = $110,000). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 X 110,000 = $5,500).

(2) In the second year, there is another Additional Purchase Payment of $10,000. Following the Additional Purchase Payment, the Benefit Base is calculated as the previous Benefit Base plus the amount of the Additional Purchase Payment ($104,500 + $10,000 = $114,500). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 X $114,500 = $5,725).

EXAMPLE 5C. THIS EXAMPLE DEMONSTRATE THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 at the oldest Covered Person's age 65, no additional Purchase Payments are made, and withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no bonuses. The Guaranteed Withdrawal Balance Steps-up at the end of Contract Year 3.

                                                                       HYPOTHETICAL       GUARANTEED
                       GUARANTEED     LIFETIME INCOME                CONTRACT VALUE ON    WITHDRAWAL
                       WITHDRAWAL       AMOUNT AFTER               CONTRACT ANNIVERSARY   BALANCE ON
CONTRACT  PURCHASE    AMOUNT AFTER        PURCHASE     WITHDRAWAL        PRIOR TO          CONTRACT
  YEAR    PAYMENTS  PURCHASE PAYMENT      PAYMENT         TAKEN          RIDER FEE       ANNIVERSARY
--------  --------  ----------------  ---------------  ----------  --------------------  -----------
At issue  $100,000      $   --           $   --          $   --         $     --         $100,000
   1             0       5,000            5,000           5,000          102,000           95,000
   2             0       5,000            5,000           5,000          103,560           90,000
   3             0       5,000            5,000           5,000          105,240(1)       105,240(1)
   4             0       5,262(2)         5,262(2)        5,262           94,245           99,978

(1) At the end of Contract Year 3, the Contract Value in this example, $105,240 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will Step-up to equal the Contract Value of $105,240.

(2) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,240 = $5,262). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (. X $105,240 = $5,262).

EXAMPLE 5D. THIS EXAMPLE ILLUSTRATE EXCESS WITHDRAWALS. Assume the same Purchase Payments and withdrawals as example 5c, but with a withdrawal of $10,000 at the end of year 4.

                                                                       HYPOTHETICAL       GUARANTEED
                       GUARANTEED     LIFETIME INCOME                CONTRACT VALUE ON    WITHDRAWAL
                       WITHDRAWAL       AMOUNT AFTER               CONTRACT ANNIVERSARY   BALANCE ON
CONTRACT  PURCHASE    AMOUNT AFTER        PURCHASE     WITHDRAWAL        PRIOR TO          CONTRACT
  YEAR    PAYMENTS  PURCHASE PAYMENT      PAYMENT         TAKEN          RIDER FEE       ANNIVERSARY
--------  --------  ----------------  ---------------  ----------  --------------------  -----------
At issue  $100,000       $   --           $    --       $    --          $     --        $100,000
   1             0        5,000             5,000         5,000           102,000          95,000
   2             0        5,000             5,000         5,000           103,560          90,000
   3             0        5,000             5,000         5,000           105,240         105,240
   4             0        5,262             5,262        10,000            89,507          89,507(1)
   5             0        4,475(1)         4,475(1)       4,475            75,465          85,031

(1) The withdrawal of $10,000 exceeds the Guaranteed Withdrawal Amount and the Lifetime Income Amount of $5,262. The Benefit Base will be rest to equal the lesser of the Contract Value after the withdrawal ($89,507) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($105,240-$10,000 = $95,240). The Guaranteed Income Amount and the Lifetime Income Amount will equal 5% of the new Benefit Base (.05 x $89,507 = $4,475).

                        Appendix D: Qualified Plan Types

TRADITIONAL IRAS

Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.

The Contract may be issued with a death benefit or certain benefits provided by an optional rider. The presence of such benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.

Distributions

In general, unless you have made non-deductible contributions to your IRA, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur an additional 10% penalty tax if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.

The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

     -    made after the Owner attains age 59 1/2;

     -    made after the Owner's death;

     -    attributable to the Owner being disabled; or

     -    a qualified first-time homebuyer distribution within the meaning of
          Section 72(t)(2)(F) of the Code

In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a traditional IRA or another Roth IRA. A Roth IRA, however, may not accept rollover contributions from other Qualified Plans, except (and only to the extent) that such rollover consists of designated Roth contributions to the rollover.

If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the Contract in connection with a Roth IRA, you should seek independent tax advice.

Conversion or Direct Rollover to a Roth IRA

You can convert a traditional IRA to a Roth IRA or, beginning in 2008, directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA unless:

     -    you have adjusted gross income over $100,000; or

     -    you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted or rollover amounts.

You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

SIMPLE IRA PLANS

In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules The requirements for minimum distributions from a SIMPLE IRA retirement plan are generally the same as those discussed above for distributions from a traditional IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA, except that (i) tax free rollovers may be made from a SIMPLE IRA plan only to another SIMPLE IRA plan during the first two years of participation in the plan; and (ii) the penalty tax on early distribution from a SIMPLE IRA plan that occurs during the first two years of participation is 25%, instead of 10%. Employers intending to use the Contract in connection with such plans should seek independent tax advice.

SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.

TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the Contracts for such purposes should seek competent advice as to eligibility, limitations on Purchase Payments, and other tax consequences. In particular, purchasers should note that the Contract provides death benefit options that may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

     - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

     -    earnings on those contributions; and

     - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as the last day of 1988.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions for elective contributions made after 1988; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account).

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 403(a) of the code permit corporate employers to establish various types of tax-deferred retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the participant. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with certain death benefits or benefits provided under an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made. Employers intending to use the Contract in connection with such plans should seek independent advice.

Minimum distribution to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the calendar year in which the employee reaches age 70 1/2 or, if later, retires. In the case of an employee who is a 5 percent Owner as defined in Code section 416, the required beginning date is April 1 of the year following the calendar year in which employee reaches age 70 1/2.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

     - A Section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency).

When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

                        (Page intentionally left blank.)

                   Appendix U: Accumulation Unit Value Tables

The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of accumulation units for each Variable Investment Option during the periods shown.

We use accumulation units to measure the value of your investment in a particular Variable Investment Option. Each accumulation unit reflects the value of underlying shares of a particular Fund (including dividends and distributions made by that Fund), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see the Fee Tables section of the Prospectus for additional information on these charges).

The table contains information on different classes of accumulation units because we deduct different levels of daily charges. In particular, the table shows accumulation units reflecting the daily charges for:

     -    Venture III(R) Contracts with no optional benefit Riders;

     - Venture III(R) Contracts issued with an Annual Step Death Benefit optional benefit Rider;

     - Previously issued Venture III(R) Contracts issued with a Guaranteed Earnings Multiplier ("GEM") optional benefit Rider.

Please note that fees for an optional guaranteed minimum withdrawal benefit Rider are deducted from Contract Value and, therefore, are not reflected in the accumulation unit values.

Venture III New Sales

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
             ACCUMULATION UNIT VALUES- VENTURE III VARIABLE ANNUITY

                                YEAR       YEAR       YEAR     YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/06   12/31/05   12/31/04 12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ---------- --------- --------- -------- -------- -------- -------- -------- --------
AMERICAN BOND TRUST - SERIES II SHARES (units first credited 8-01-2005)

Contracts with no Optional Benefits
Value at Start of Year      $ 12.405025 $12.500000        --        --       --       --       --       --       --       --
Value at End of Year          12.993980  12.405025        --        --       --       --       --       --       --       --
Venture III No. of Units     13,498,163  3,566,287        --        --       --       --       --       --       --       --
NY Venture III No. of Units   2,379,854    711,816        --        --       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        12.402457  12.500000        --        --       --       --       --       --       --       --
Value at End of Year          12.984817  12.402457        --        --       --       --       --       --       --       --
Venture III No. of Units         93,666     74,043        --        --       --       --       --       --       --       --
NY Venture III No. of Units      66,443     63,355        --        --       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        12.394769  12.500000        --        --       --       --       --       --       --       --
Value at End of Year          12.957378  12.394769        --        --       --       --       --       --       --       --
Venture III No. of Units      9,089,050  2,994,445        --        --       --       --       --       --       --       --

AMERICAN GROWTH TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year        19.079472  16.780106 15.244028 12.500000       --       --       --       --       --       --
Value at End of Year          20.578065  19.079472 16.780106 15.244028       --       --       --       --       --       --
Venture III No. of Units     17,328,740 13,041,370 8,375,265 2,475,448       --       --       --       --       --       --
NY Venture III No. of Units   2,062,722  1,184,869   341,820   131,990       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        19.054167  16.766196 15.239027 12.500000       --       --       --       --       --       --
Value at End of Year          20.540520  19.054167 16.766196 15.239027       --       --       --       --       --       --
Venture III No. of Units      1,281,449  1,559,117 1,351,116   858,573       --       --       --       --       --       --
NY Venture III No. of Units   1,219,788  1,281,340   825,367   245,799       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        18.978428  16.724537 15.224034 12.500000       --       --       --       --       --       --
Value at End of Year          20.428297  18.978428 16.724537 15.224034       --       --       --       --       --       --
Venture III No. of Units     12,553,858 10,175,695 6,880,421 2,612,352       --       --       --       --       --       --

AMERICAN GROWTH-INCOME TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year        17.188296  16.596120 15.362725 12.500000       --       --       --       --       --       --
Value at End of Year          19.379238  17.188296 16.596120 15.362725       --       --       --       --       --       --
Venture III No. of Units     16,580,920 12,287,959 6,992,566 1,544,985       --       --       --       --       --       --
NY Venture III No. of Units   2,126,401  1,227,423   282,665    76,292       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        17.165461  16.582346 15.357677 12.500000       --       --       --       --       --       --
Value at End of Year          19.343844  17.165461 16.582346 15.357677       --       --       --       --       --       --
Venture III No. of Units        566,331    723,902   730,270   446,416       --       --       --       --       --       --
NY Venture III No. of Units   1,044,345  1,141,109   639,202   165,437       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        17.097220  16.541142 15.342564 12.500000       --       --       --       --       --       --
Value at End of Year          19.238151  17.097220 16.541142 15.342564       --       --       --       --       --       --
Venture III No. of Units     11,346,670  9,004,004 5,153,685 1,644,885       --       --       --       --       --       --

AMERICAN INTERNATIONAL TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year        22.885476  19.248449 16.480578 12.500000       --       --       --       --       --       --
Value at End of Year          26.637067  22.885476 19.248449 16.480578       --       --       --       --       --       --
Venture III No. of Units      9,205,373  6,653,279 3,491,453   586,657       --       --       --       --       --       --
NY Venture III No. of Units     896,929    479,884   102,347    15,027       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        22.855124  19.232496 16.475177 12.500000       --       --       --       --       --       --
Value at End of Year          26.588492  22.855124 19.232496 16.475177       --       --       --       --       --       --
Venture III No. of Units        595,306    682,654   521,883   275,436       --       --       --       --       --       --
NY Venture III No. of Units     509,853    585,234   301,739    70,097       --       --       --       --       --       --

Venture III New Sales

                                YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                             12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                            ---------- ---------- ---------- ---------- --------- --------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year      $22.764307 $19.184723 $16.458965 $12.500000        --        --       --       --       --       --
Value at End of Year         26.443262  22.764307  19.184723  16.458965        --        --       --       --       --       --
Venture III No. of Units     6,189,533  4,498,519  2,393,198    525,458        --        --       --       --       --       --

BLUE CHIP GROWTH TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year       13.414252  12.942556  12.090745   9.527205 11.661149        --       --       --       --       --
Value at End of Year         14.424150  13.414252  12.942556  12.090745  9.527205        --       --       --       --       --
Venture III No. of Units     2,671,447  2,875,894  2,397,411  1,497,368   467,566        --       --       --       --       --
NY Venture III No. of Units    179,909    192,392    129,971     79,549    28,105        --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year       14.353122  13.855314  12.949904  10.209299 12.500000        --       --       --       --       --
Value at End of Year         15.426010  14.353122  13.855314  12.949904 10.209299        --       --       --       --       --
Venture III No. of Units       851,820  1,106,527  1,287,623  1,447,638   746,218        --       --       --       --       --
NY Venture III No. of Units    223,115    255,418    205,768    133,615   114,270        --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year       14.275058  13.800581  12.918162  10.199546 12.500000        --       --       --       --       --
Value at End of Year         15.319182  14.275058  13.800581  12.918162 10.199546        --       --       --       --       --
Venture III No. of Units     1,573,877  1,678,672  1,183,363    492,024    67,960        --       --       --       --       --

CAPITAL APPRECIATION TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year       13.367255  11.951649  11.124546   8.742892 11.443160        --       --       --       --       --
Value at End of Year         13.420469  13.367255  11.951649  11.124546  8.742892        --       --       --       --       --
Venture III No. of Units     1,459,115    765,855    643,607    565,726   202,403        --       --       --       --       --
NY Venture III No. of Units     84,168     20,075     21,384     11,100    11,847        --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year       14.575285  13.038242  12.142016   9.547302 12.500000        --       --       --       --       --
Value at End of Year         14.626001  14.575285  13.038242  12.142016  9.547302        --       --       --       --       --
Venture III No. of Units     1,073,787    614,695    714,630    788,230   397,347        --       --       --       --       --
NY Venture III No. of Units    198,806     42,337     45,087     36,933    26,055        --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year       14.496031  12.986742  12.112259   9.538178 12.500000        --       --       --       --       --
Value at End of Year         14.524724  14.496031  12.986742  12.112259  9.538178        --       --       --       --       --
Venture III No. of Units       771,867    357,179    273,041    174,607    39,623        --       --       --       --       --

CLASSIC VALUE TRUST - SERIES II SHARES (units first credited 5-03-2004)

Contracts with no Optional Benefits
Value at Start of Year       14.768328  13.745437  12.500000         --        --        --       --       --       --       --
Value at End of Year         16.827712  14.768328  13.745437         --        --        --       --       --       --       --
Venture III No. of Units       321,955    178,689    121,626         --        --        --       --       --       --       --
NY Venture III No. of Units     35,669     19,768     17,716         --        --        --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year       14.756073  13.740877  12.500000         --        --        --       --       --       --       --
Value at End of Year         16.805360  14.756073  13.740877         --        --        --       --       --       --       --
Venture III No. of Units       136,097     40,825     11,187         --        --        --       --       --       --       --
NY Venture III No. of Units     20,624     25,715     18,657         --        --        --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year       14.719380  13.727218  12.500000         --        --        --       --       --       --       --
Value at End of Year         16.738528  14.719380  13.727218         --        --        --       --       --       --       --
Venture III No. of Units       230,487    127,848     67,852         --        --        --       --       --       --       --

CORE BOND TRUST - SERIES II SHARES (units first credited 5-01-2005)

Contracts with no Optional Benefits
Value at Start of Year       12.462826  12.500000         --         --        --        --       --       --       --       --
Value at End of Year         12.702542  12.462826         --         --        --        --       --       --       --       --
Venture III No. of Units         7,442        391         --         --        --        --       --       --       --       --
NY Venture III No. of Units        479        121         --         --        --        --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year       12.458696  12.500000         --        --        --        --        --       --       --       --
Value at End of Year         12.692009  12.458696         --        --        --        --        --       --       --       --
Venture III No. of Units         1,739        414         --        --        --        --        --       --       --       --

Venture III New Sales

                                YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR
                               ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                             12/31/06   12/31/05   12/31/04  12/31/03  12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                            ---------- ---------- --------- --------- --------- --------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year      $12.446319 $12.500000        --        --        --        --       --       --       --       --
Value at End of Year         12.660450  12.446319        --        --        --        --       --       --       --       --
Venture III No. of Units         6,436      3,739        --        --        --        --       --       --       --       --

CORE EQUITY TRUST - SERIES II SHARES (units first credited 5-03-2004)

Contracts with no Optional Benefits
Value at Start of Year       14.624002  14.055449 12.500000        --        --        --       --       --       --       --
Value at End of Year         15.316601  14.624002 14.055449        --        --        --       --       --       --       --
Venture III No. of Units       265,806    984,498   517,680        --        --        --       --       --       --       --
NY Venture III No. of Units     67,270     60,439    14,371        --        --        --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year       14.611870  14.050793 12.500000        --        --        --       --       --       --       --
Value at End of Year         15.296266  14.611870 14.050793        --        --        --       --       --       --       --
Venture III No. of Units        44,377     94,766    76,892        --        --        --       --       --       --       --
NY Venture III No. of Units     76,667     59,349    21,952        --        --        --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year       14.575546  14.036828 12.500000        --        --        --       --       --       --       --
Value at End of Year         15.235423  14.575546 14.036828        --        --        --       --       --       --       --
Venture III No. of Units       482,630    640,016   334,984        --        --        --       --       --       --       --

EQUITY-INCOME TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year       15.184057  14.882379 13.202023 10.702893 12.848754        --       --       --       --       --
Value at End of Year         17.738726  15.184057 14.882379 13.202023 10.702893        --       --       --       --       --
Venture III No. of Units     4,134,460  4,382,894 4,038,819 2,428,665   789,636        --       --       --       --       --
NY Venture III No. of Units    279,115    317,099   247,244   186,829    94,077        --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year       14.745104  14.459352 12.833195 10.409074 12.500000        --       --       --       --       --
Value at End of Year         17.217347  14.745104 14.459352 12.833195 10.409074        --       --       --       --       --
Venture III No. of Units     1,888,043  2,573,331 2,845,382 3,022,629 1,472,896        --       --       --       --       --
NY Venture III No. of Units    401,804    464,276   354,708   170,015   208,253        --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year       14.664912  14.402241 12.801739 10.399131 12.500000        --       --       --       --       --
Value at End of Year         17.098121  14.664912 14.402241 12.801739 10.399131        --       --       --       --       --
Venture III No. of Units     2,172,178  2,534,354 2,129,976   922,828    72,429        --       --       --       --       --

FINANCIAL SERVICES TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year       15.854914  14.702700 13.578107 10.347728 12.638293        --       --       --       --       --
Value at End of Year         19.147497  15.854914 14.702700 13.578107 10.347728        --       --       --       --       --
Venture III No. of Units       854,054    617,520   644,275   585,235   239,270        --       --       --       --       --
NY Venture III No. of Units     45,403     33,508    31,040    24,981     5,638        --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year       15.652956  14.522649 13.418556 10.231240 12.500000        --       --       --       --       --
Value at End of Year         18.894186  15.652956 14.522649 13.418556 10.231240        --       --       --       --       --
Venture III No. of Units       312,480    380,115   431,763   468,599   175,574        --       --       --       --       --
NY Venture III No. of Units     75,084     66,298    75,100    40,520    28,212        --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year       15.567838  14.465294 13.385674 10.221472 12.500000        --       --       --       --       --
Value at End of Year         18.763373  15.567838 14.465294 13.385674 10.221472        --       --       --       --       --
Venture III No. of Units       399,160    278,434   267,698   193,147    25,104        --       --       --       --       --

FUNDAMENTAL VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year       15.884823  14.855745 13.552445 10.633144 12.594671        --       --       --       --       --
Value at End of Year         17.850530  15.884823 14.855745 13.552445 10.633144        --       --       --       --       --
Venture III No. of Units     6,237,118  4,405,762 2,947,953 1,743,830   515,915        --       --       --       --       --
NY Venture III No. of Units    354,968    175,138    74,489    39,812    87,372        --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year       15.736804  14.724657 13.439595 10.549867 12.500000        --       --       --       --       --
Value at End of Year         17.675396  15.736804 14.724657 13.439595 10.549867        --       --       --       --       --
Venture III No. of Units     1,328,832  1,767,029 1,917,991 1,873,345   929,985        --       --       --       --       --
NY Venture III No. of Units    334,350    318,196   254,902   120,094    99,581        --       --       --       --       --

Venture III New Sales

                                YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED    ENDED    ENDED    ENDED
                             12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                            ---------- ---------- ---------- ---------- ---------- --------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year      $15.651225 $14.666493 $13.406652 $10.539789 $12.500000        --       --       --       --       --
Value at End of Year         17.553010  15.651225  14.666493  13.406652  10.539789        --       --       --       --       --
Venture III No. of Units     3,883,211  2,625,432  1,597,541    724,423     40,455        --       --       --       --       --

GLOBAL ALLOCATION TRUST (FORMERLY TACTICAL ALLOCATION TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year       13.737958  13.183540  11.911549   9.575126  11.800056        --       --       --       --       --
Value at End of Year         15.308258  13.737958  13.183540  11.911549   9.575126        --       --       --       --       --
Venture III No. of Units     3,953,167  2,344,078    838,415    241,284     49,036        --       --       --       --       --
NY Venture III No. of Units    310,890    137,976     26,592      8,273      2,183        --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year       14.526422  13.947145  12.607788  10.139860  12.500000        --       --       --       --       --
Value at End of Year         16.178779  14.526422  13.947145  12.607788  10.139860        --       --       --       --       --
Venture III No. of Units       202,916    300,268    271,077    215,426    121,427        --       --       --       --       --
NY Venture III No. of Units    107,441    109,834     99,867     76,541     11,718        --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year       14.447430  13.892059  12.576878  10.130181  12.500000        --       --       --       --       --
Value at End of Year         16.066762  14.447430  13.892059  12.576878  10.130181        --       --       --       --       --
Venture III No. of Units     2,476,013  1,364,373    531,937    155,717     12,394        --       --       --       --       --

GLOBAL BOND TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year       16.832660  18.331732  16.932377  14.946973  13.065634        --       --       --       --       --
Value at End of Year         17.397156  16.832660  18.331732  16.932377  14.946973        --       --       --       --       --
Venture III No. of Units     3,567,522  2,482,846  1,609,236    862,965    266,414        --       --       --       --       --
NY Venture III No. of Units    200,869     94,948     43,981     18,393     17,778        --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year       16.074715  17.515004  16.186110  14.295351  12.500000        --       --       --       --       --
Value at End of Year         16.605512  16.074715  17.515004  16.186110  14.295351        --       --       --       --       --
Venture III No. of Units       346,195    577,708    551,915    592,595    207,523        --       --       --       --       --
NY Venture III No. of Units    133,171    102,785     91,274     44,080     73,987        --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year       15.987312  17.445870  16.146477  14.281750  12.500000        --       --       --       --       --
Value at End of Year         16.490540  15.987312  17.445870  16.146477  14.281750        --       --       --       --       --
Venture III No. of Units     2,298,488  1,552,367    793,677    263,005      9,637        --       --       --       --       --

HEALTH SCIENCES TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year       15.951784  14.424059  12.746949   9.534743  11.223440        --       --       --       --       --
Value at End of Year         16.972950  15.951784  14.424059  12.746949   9.534743        --       --       --       --       --
Venture III No. of Units       861,464  1,011,800  1,089,573    772,102    299,587        --       --       --       --       --
NY Venture III No. of Units     58,061     58,297     51,998     42,899      8,334        --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year       17.733870  16.043469  14.185179  10.615849  12.500000        --       --       --       --       --
Value at End of Year         18.859710  17.733870  16.043469  14.185179  10.615849        --       --       --       --       --
Venture III No. of Units       463,291    550,178    605,996    587,894    255,642        --       --       --       --       --
NY Venture III No. of Units    126,020    134,034    128,574     67,695     33,548        --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year       17.637420  15.980101  14.150421  10.605710  12.500000        --       --       --       --       --
Value at End of Year         18.729095  17.637420  15.980101  14.150421  10.605710        --       --       --       --       --
Venture III No. of Units       514,020    588,658    541,226    310,055     14,361        --       --       --       --       --

HIGH YIELD TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year       15.428438  15.145567  13.891244  11.370655  12.141727        --       --       --       --       --
Value at End of Year         16.730415  15.428438  15.145567  13.891244  11.370655        --       --       --       --       --
Venture III No. of Units     1,564,435  1,797,146  2,120,483  1,762,068    284,891        --       --       --       --       --
NY Venture III No. of Units    104,589    126,053    163,790    175,755     16,234        --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year       15.854859  15.571927  14.289454  11.702451  12.500000        --       --       --       --       --
Value at End of Year         17.184243  15.854859  15.571927  14.289454  11.702451        --       --       --       --       --
Venture III No. of Units       482,504    646,754  1,098,262  1,233,595    310,509        --       --       --       --       --
NY Venture III No. of Units     89,565    100,941    171,945    143,636     43,415        --       --       --       --       --

Venture III New Sales

                               YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED   ENDED     ENDED
                             12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                            ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year      $15.768654 $15.510445 $14.254457 $11.691304 $12.500000       --       --       --       --       --
Value at End of Year         17.065272  15.768654  15.510445  14.254457  11.691304       --       --       --       --       --
Venture III No. of Units       696,966    800,087    872,757    542,096     54,491       --       --       --       --       --

INCOME & VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year       14.179404  13.730294  12.995332  10.461390  12.065818       --       --       --       --       --
Value at End of Year         15.122225  14.179404  13.730294  12.995332  10.461390       --       --       --       --       --
Venture III No. of Units     1,379,833  1,597,506  1,816,378  1,187,425    299,598       --       --       --       --       --
NY Venture III No. of Units     90,859     94,668     87,863     50,556     21,089       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year       14.662929  14.205594  13.451943  10.834389  12.500000       --       --       --       --       --
Value at End of Year         15.630104  14.662929  14.205594  13.451943  10.834389       --       --       --       --       --
Venture III No. of Units       780,201    943,761  1,149,939  1,027,704    389,937       --       --       --       --       --
NY Venture III No. of Units    218,821    253,761    224,293    107,445     42,937       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year       14.583201  14.149495  13.418984  10.824045  12.500000       --       --       --       --       --
Value at End of Year         15.521881  14.583201  14.149495  13.418984  10.824045       --       --       --       --       --
Venture III No. of Units       805,475    917,091  1,196,450    534,443     27,012       --       --       --       --       --

INDEX ALLOCATION TRUST - SERIES II SHARES (units first credited 2-13-2006)

Contracts with no Optional Benefits
Value at Start of Year       12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year         13.491510         --         --         --         --       --       --       --       --       --
Venture III No. of Units     2,024,186         --         --         --         --       --       --       --       --       --
NY Venture III No. of Units    344,725         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year       12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year         13.485621         --         --         --         --       --       --       --       --       --
Venture III No. of Units        12,201         --         --         --         --       --       --       --       --       --
NY Venture III No. of Units     22,820         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year       12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year         13.467954         --         --         --         --       --       --       --       --       --
Venture III No. of Units     2,741,963         --         --         --         --       --       --       --       --       --

INTERNATIONAL CORE TRUST (FORMERLY, INTERNATIONAL STOCK TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year       16.484777  14.483618  12.765244   9.962987  12.868047       --       --       --       --       --
Value at End of Year         20.207740  16.484777  14.483618  12.765244   9.962987       --       --       --       --       --
Venture III No. of Units       535,764    488,083    509,688    450,208    176,920       --       --       --       --       --
NY Venture III No. of Units     19,747      8,135      8,907      4,807     14,269       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year       15.984195  14.050808  12.389988   9.674956  12.500000       --       --       --       --       --
Value at End of Year         19.584336  15.984195  14.050808  12.389988   9.674956       --       --       --       --       --
Venture III No. of Units       267,642    329,380    395,719    422,409    284,865       --       --       --       --       --
NY Venture III No. of Units     45,979     17,799     19,936     16,892     12,367       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year       15.897270  13.995306  12.359623   9.665705  12.500000       --       --       --       --       --
Value at End of Year         19.448735  15.897270  13.995306  12.359623   9.665705       --       --       --       --       --
Venture III No. of Units       174,590    125,223    133,773    101,503     28,119       --       --       --       --       --

INTERNATIONAL OPPORTUNITIES TRUST - SERIES II SHARES (units first credited 5-01-2005)

Contracts with no Optional Benefits
Value at Start of Year       15.341517  12.500000         --         --         --       --       --       --       --       --
Value at End of Year         18.698360  15.341517         --         --         --       --       --       --       --       --
Venture III No. of Units       357,911    144,781         --         --         --       --       --       --       --       --
NY Venture III No. of Units     11,821      1,006         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year       15.336432  12.500000         --         --         --       --       --       --       --       --
Value at End of Year         18.682835  15.336432         --         --         --       --       --       --       --       --
Venture III No. of Units        86,504     56,591         --         --         --       --       --       --       --       --
NY Venture III No. of Units     30,299      6,025         --         --         --       --       --       --       --       --

Venture III New Sales

                                YEAR      YEAR       YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                             12/31/06   12/31/05   12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                            ---------- ---------- --------- --------- --------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year      $15.321220 $12.500000        --        --        --       --       --       --       --       --
Value at End of Year         18.636406  15.321220        --        --        --       --       --       --       --       --
Venture III No. of Units       199,270     53,237        --        --        --       --       --       --       --       --

INTERNATIONAL SMALL CAP TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year       19.960658  18.468207 15.534502 10.206568 12.923106      --        --       --       --       --
Value at End of Year         25.044797  19.960658 18.468207 15.534502 10.206568      --        --       --       --       --
Venture III No. of Units       523,687    551,672   508,429   316,160   137,846      --        --       --       --       --
NY Venture III No. of Units     29,375     25,055    22,890     7,350     4,073      --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year       19.272082  17.840011 15.013613  9.869257 12.500000       --       --       --       --       --
Value at End of Year         24.168787  19.272082 17.840011 15.013613  9.869257       --       --       --       --       --
Venture III No. of Units       134,362    172,609   234,775   276,036    78,980       --       --       --       --       --
NY Venture III No. of Units     69,857     77,841    84,383    35,182     4,421       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year       19.167310  17.769580 14.976847  9.859838 12.500000       --       --       --       --       --
Value at End of Year         24.001472  19.167310 17.769580 14.976847  9.859838       --       --       --       --       --
Venture III No. of Units       325,857    333,776   354,469   157,210     9,734       --       --       --       --       --

INTERNATIONAL VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year       19.005873  17.515517 14.671519 10.320663 13.194820       --       --       --       --       --
Value at End of Year         24.168284  19.005873 17.515517 14.671519 10.320663       --       --       --       --       --
Venture III No. of Units     2,136,477  2,365,952 1,963,880 1,169,969   396,766       --       --       --       --       --
NY Venture III No. of Units    113,836    111,421    65,522    48,600    56,165       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year       17.972367  16.571302 13.887566  9.774073 12.500000       --       --       --       --       --
Value at End of Year         22.842673  17.972367 16.571302 13.887566  9.774073       --       --       --       --       --
Venture III No. of Units     1,275,306  1,778,386 1,776,210 1,735,805   872,145       --       --       --       --       --
NY Venture III No. of Units    219,452    274,198   239,822   155,887    40,129       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year       17.874645  16.505871 13.853534  9.764733 12.500000       --       --       --       --       --
Value at End of Year         22.684518  17.874645 16.505871 13.853534  9.764733       --       --       --       --       --
Venture III No. of Units     1,309,416  1,308,769 1,011,065   524,999    13,226       --       --       --       --       --

INVESTMENT QUALITY BOND TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year       14.612716  14.560248 14.145464 13.410129 12.572482       --       --       --       --       --
Value at End of Year         14.857266  14.612716 14.560248 14.145464 13.410129       --       --       --       --       --
Venture III No. of Units     2,448,788  1,409,281   788,314   688,538   287,878       --       --       --       --       --
NY Venture III No. of Units    689,638    401,675    46,103    38,438    36,633       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year       14.502086  14.457233 14.052420 13.328579 12.500000       --       --       --       --       --
Value at End of Year         14.737426  14.502086 14.457233 14.052420 13.328579       --       --       --       --       --
Venture III No. of Units       396,365    503,001   789,728   900,531   419,580       --       --       --       --       --
NY Venture III No. of Units     87,768    117,279    82,884    69,069   127,399       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year       14.423226  14.400139 14.017992 13.315887 12.500000       --       --       --       --       --
Value at End of Year         14.635390  14.423226 14.400139 14.017992 13.315887       --       --       --       --       --
Venture III No. of Units     1,379,440    742,543   424,978   261,061    25,767       --       --       --       --       --

LARGE CAP GROWTH TRUST (MERGED INTO CAPITAL APPRECIATION TRUST EFF 4-28-2006) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year       12.081617  12.285043 11.782886  9.564734 11.840595       --       --       --       --       --
Value at End of Year         12.337955  12.081617 12.285043 11.782886  9.564734       --       --       --       --       --
Venture III No. of Units        14,380  1,329,866 1,476,772 1,240,492   437,895       --       --       --       --       --
NY Venture III No. of Units         --     88,515    86,595    59,592    48,413       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year              --  12.952105 12.428913 10.094184 12.500000       --       --       --       --       --
Value at End of Year                --  12.731269 12.952105 12.428913 10.094184       --       --       --       --       --
Venture III No. of Units            --  1,053,481 1,213,022 1,301,240   635,202       --       --       --       --       --
NY Venture III No. of Units         --    358,362   398,919   325,705    54,024       --       --       --       --       --

Venture III New Sales

                                YEAR        YEAR        YEAR        YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED       ENDED       ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/06    12/31/05    12/31/04    12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ----------- ----------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year               -- $ 12.900915 $ 12.398438 $ 10.084538 $12.500000    --       --       --       --       --
Value at End of Year                 --   12.661997   12.900915   12.398438  10.084538    --       --       --       --       --
Venture III No. of Units             --     568,378     611,324      45,555     13,459    --       --       --       --       --

LIFESTYLE AGGRESSIVE TRUST (FORMERLY, LIFESTYLE AGGRESSIVE 1000 TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        16.451344   15.138919   13.261867    9.993367  12.481030    --       --       --       --       --
Value at End of Year          18.641126   16.451344   15.138919   13.261867   9.993367    --       --       --       --       --
Venture III No. of Units      3,951,950   3,739,525   3,500,583   1,645,281    174,966    --       --       --       --       --
NY Venture III No. of Units     222,271     211,686     202,664     123,453     65,066    --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        16.446429   15.141947   13.271161   10.005369  12.500000    --       --       --       --       --
Value at End of Year          18.626277   16.446429   15.141947   13.271161  10.005369    --       --       --       --       --
Venture III No. of Units      1,539,646   2,053,300   2,154,929   1,976,258    622,163    --       --       --       --       --
NY Venture III No. of Units   1,161,176   1,238,355   1,214,706     592,625     20,954    --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        16.357014   15.082149   13.238642    9.995815  12.500000    --       --       --       --       --
Value at End of Year          18.497309   16.357014   15.082149   13.238642   9.995815    --       --       --       --       --
Venture III No. of Units      3,224,882   3,479,824   3,436,912   1,576,341     19,680    --       --       --       --       --

LIFESTYLE BALANCED TRUST (FORMERLY LIFESTYLE BALANCED 640 TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        15.979079   15.209160   13.634469   11.180582  12.327537    --       --       --       --       --
Value at End of Year          17.683960   15.979079   15.209160   13.634469  11.180582    --       --       --       --       --
Venture III No. of Units    144,947,752  94,296,454  37,702,364  10,629,539  1,901,755    --       --       --       --       --
NY Venture III No. of Units   7,525,973   4,738,222   1,650,704     555,532    168,815    --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        16.173228   15.401622   13.813917   11.333399  12.500000    --       --       --       --       --
Value at End of Year          17.889904   16.173228   15.401622   13.813917  11.333399    --       --       --       --       --
Venture III No. of Units      8,269,917   9,920,421   9,759,355   9,000,114  2,866,630    --       --       --       --       --
NY Venture III No. of Units   5,084,282   5,378,750   3,354,894   1,316,951    486,764    --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        16.085280   15.340795   13.780067   11.322585  12.500000    --       --       --       --       --
Value at End of Year          17.766037   16.085280   15.340795   13.780067  11.322585    --       --       --       --       --
Venture III No. of Units     82,807,828  55,966,479  25,445,741   7,057,793    183,344    --       --       --       --       --

LIFESTYLE CONSERVATIVE TRUST (FORMERLY, LIFESTYLE CONSERVATIVE 280 TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        14.834829   14.669371   13.744482   12.526309  12.551523    --       --       --       --       --
Value at End of Year          15.778569   14.834829   14.669371   13.744482  12.526309    --       --       --       --       --
Venture III No. of Units     11,332,448   9,393,143   5,445,174   2,396,267    439,049    --       --       --       --       --
NY Venture III No. of Units     766,116     504,755     207,725     133,615     54,752    --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        14.747100   14.589891   13.676874   12.470921  12.500000    --       --       --       --       --
Value at End of Year          15.677437   14.747100   14.589891   13.676874  12.470921    --       --       --       --       --
Venture III No. of Units        810,075   1,164,691   1,468,065   1,727,749    785,173    --       --       --       --       --
NY Venture III No. of Units     722,780     684,576     292,196     191,143    237,071    --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        14.666899   14.532273   13.643360   12.459034  12.500000    --       --       --       --       --
Value at End of Year          15.568876   14.666899   14.532273   13.643360  12.459034    --       --       --       --       --
Venture III No. of Units      4,920,253   3,457,488   2,136,364     878,833     11,178    --       --       --       --       --

LIFESTYLE GROWTH TRUST (FORMERLY, LIFESTYLE GROWTH 820 TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        16.143470   15.124169   13.417365   10.537942  12.345414    --       --       --       --       --
Value at End of Year          17.989081   16.143470   15.124169   13.417365  10.537942    --       --       --       --       --
Venture III No. of Units    178,248,910  96,307,550  37,246,678   9,147,664  1,221,069    --       --       --       --       --
NY Venture III No. of Units   8,891,714   3,888,784   1,885,475     508,291     49,114    --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        16.315932   15.293355   13.574266   10.666497  12.500000    --       --       --       --       --
Value at End of Year          18.172203   16.315932   15.293355   13.574266  10.666497    --       --       --       --       --
Venture III No. of Units      7,198,032   8,510,674   8,582,094   7,642,690  2,318,975    --       --       --       --       --
NY Venture III No. of Units   5,105,055   4,979,384   3,205,885   1,015,744    324,491    --       --       --       --       --

Venture III New Sales

                                YEAR         YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                ENDED       ENDED       ENDED       ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/06     12/31/05    12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                            ------------ ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year      $  16.227210 $ 15.232955 $ 13.540994 $10.656315 $12.500000    --       --       --       --       --
Value at End of Year           18.046363   16.227210   15.232955  13.540994  10.656315    --       --       --       --       --
Venture III No. of Units     119,503,584  66,073,107  27,495,124  6,423,351     75,942    --       --       --       --       --

LIFESTYLE MODERATE TRUST (FORMERLY LIFESTYLE MODERATE 460 TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year         15.345154   14.999837   13.733715  11.849812  12.455604    --       --       --       --       --
Value at End of Year           16.631475   15.345154   14.999837  13.733715  11.849812    --       --       --       --       --
Venture III No. of Units      32,031,060  23,696,672  11,582,654  4,375,936    898,122    --       --       --       --       --
NY Venture III No. of Units    1,663,651     972,142     564,943    215,066     81,435    --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         15.371921   15.033490   13.771413  11.888265  12.500000    --       --       --       --       --
Value at End of Year           16.652186   15.371921   15.033490  13.771413  11.888265    --       --       --       --       --
Venture III No. of Units       2,474,041   2,947,609   3,473,439  3,593,850  1,246,184    --       --       --       --       --
NY Venture III No. of Units    1,645,168   1,665,305     998,003    387,094    214,108    --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year         15.288301   14.974101   13.737664  11.876927  12.500000    --       --       --       --       --
Value at End of Year           16.536852   15.288301   14.974101  13.737664  11.876927    --       --       --       --       --
Venture III No. of Units      15,782,723  10,558,478   5,301,216  1,857,801     34,204    --       --       --       --       --

MID CAP CORE TRUST (MERGED INTO MID CAP INDEX TRUST EFF 12-01-2006) - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year                --   16.990840   15.135149  12.500000         --    --       --       --       --       --
Value at End of Year                  --   17.697987   16.990840  15.135149         --    --       --       --       --       --
Venture III No. of Units              --     387,718     343,304    201,343         --    --       --       --       --       --
NY Venture III No. of Units           --      29,763      40,501     20,504         --    --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year                --   16.976776   15.130185  12.500000         --    --       --       --       --       --
Value at End of Year                  --   17.674522   16.976776  15.130185         --    --       --       --       --       --
Venture III No. of Units              --      63,822      89,751     48,056         --    --       --       --       --       --
NY Venture III No. of Units           --      41,745      98,814     51,742         --    --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year                --   16.934560   15.115286  12.500000         --    --       --       --       --       --
Value at End of Year                  --   17.604230   16.934560  15.115286         --    --       --       --       --       --
Venture III No. of Units              --     221,679     243,114    110,465         --    --       --       --       --       --

MID CAP INDEX TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year         17.266146   15.701105   13.803063  10.446948  13.063020    --       --       --       --       --
Value at End of Year           18.588250   17.266146   15.701105  13.803063  10.446948    --       --       --       --       --
Venture III No. of Units         948,753     777,606     789,337    578,414    153,193    --       --       --       --       --
NY Venture III No. of Units       68,563      45,505      42,610     23,420     35,062    --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         16.491984   15.004583   13.197348   9.993492  12.500000    --       --       --       --       --
Value at End of Year           17.745959   16.491984   15.004583  13.197348   9.993492    --       --       --       --       --
Venture III No. of Units         438,383     524,786     605,135    632,676    346,118    --       --       --       --       --
NY Venture III No. of Units      139,280     115,037     119,148     72,672     26,727    --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year         16.402310   14.945326   13.165014   9.983954  12.500000    --       --       --       --       --
Value at End of Year           17.623083   16.402310   14.945326  13.165014   9.983954    --       --       --       --       --
Venture III No. of Units         678,826     515,525     511,084    295,326      1,169    --       --       --       --       --

MID CAP STOCK TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year         17.616489   15.651048   13.399635   9.595389  11.871001    --       --       --       --       --
Value at End of Year           19.634726   17.616489   15.651048  13.399635   9.595389    --       --       --       --       --
Venture III No. of Units       1,969,886   2,162,180   1,750,637  1,301,845    270,179    --       --       --       --       --
NY Venture III No. of Units       81,808      78,688      55,175     33,593     33,898    --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         18.516250   16.458620   14.098106  10.100601  12.500000    --       --       --       --       --
Value at End of Year           20.627270   18.516250   16.458620  14.098106  10.100601    --       --       --       --       --
Venture III No. of Units         876,479   1,190,521   1,043,898  1,108,921    470,778    --       --       --       --       --
NY Venture III No. of Units      192,866     231,243     194,931    112,955     47,469    --       --       --       --       --

Venture III New Sales

                               YEAR       YEAR       YEAR       YEAR      YEAR       YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED      ENDED      ENDED      ENDED     ENDED      ENDED    ENDED    ENDED    ENDED    ENDED
                             12/31/06   12/31/05   12/31/04   12/31/03  12/31/02   12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                            ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year      $18.415590 $16.393632 $14.063561 $10.090950 $12.500000       --       --       --       --       --
Value at End of Year         20.484464  18.415590  16.393632  14.063561  10.090950       --       --       --       --       --
Venture III No. of Units     1,204,656  1,352,596  1,054,442    634,970      2,327       --       --       --       --       --

MONEY MARKET TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year       12.230815  12.135513  12.263567  12.420152  12.476982       --       --       --       --       --
Value at End of Year         12.540461  12.230815  12.135513  12.263567  12.420152       --       --       --       --       --
Venture III No. of Units     7,771,103  4,457,608  2,613,385  2,483,355  1,435,813       --       --       --       --       --
NY Venture III No. of Units    609,764    386,402    361,164    222,804    200,546       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year       12.231129  12.141864  12.276141  12.439109  12.500000       --       --       --       --       --
Value at End of Year         12.534527  12.231129  12.141864  12.276141  12.439109       --       --       --       --       --
Venture III No. of Units     1,287,045  1,477,736  1,517,588  2,110,911  1,967,421       --       --       --       --       --
NY Venture III No. of Units    489,008    206,103    122,567    313,967    565,393       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year       12.164600  12.093901  12.246054  12.427253  12.500000       --       --       --       --       --
Value at End of Year         12.447715  12.164600  12.093901  12.246054  12.427253       --       --       --       --       --
Venture III No. of Units     4,847,943  2,706,502  1,411,618    731,580     61,394       --       --       --       --       --

NATURAL RESOURCES TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year       31.256944  21.701596  17.786425  12.500000         --       --       --       --       --       --
Value at End of Year         37.521393  31.256944  21.701596  17.786425         --       --       --       --       --       --
Venture III No. of Units       724,103    679,763    491,491    118,335         --       --       --       --       --       --
NY Venture III No. of Units     39,141     36,487     24,341     11,654         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year       31.215522  21.683626  17.780593  12.500000         --       --       --       --       --       --
Value at End of Year         37.452987  31.215522  21.683626  17.780593         --       --       --       --       --       --
Venture III No. of Units       437,418    510,142    363,500    217,836         --       --       --       --       --       --
NY Venture III No. of Units     63,128     70,979     49,771     20,424         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year       31.091556  21.629775  17.763098  12.500000         --       --       --       --       --       --
Value at End of Year         37.248500  31.091556  21.629775  17.763098         --       --       --       --       --       --
Venture III No. of Units       524,349    554,874    420,594    127,146         --       --       --       --       --       --

PACIFIC RIM TRUST (FORMERLY, PACIFIC RIM EMERGING MARKETS TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year       20.937537  16.970541  14.772045  10.687117  13.476975       --       --       --       --       --
Value at End of Year         22.844730  20.937537  16.970541  14.772045  10.687117       --       --       --       --       --
Venture III No. of Units       457,272    484,961    334,235    313,910     88,949       --       --       --       --       --
NY Venture III No. of Units     22,770     24,196     10,490      2,175        484       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year       19.384470  15.719562  13.689980   9.909224  12.500000       --       --       --       --       --
Value at End of Year         21.139640  19.384470  15.719562  13.689980   9.909224       --       --       --       --       --
Venture III No. of Units       269,178    401,349    296,557    230,924    103,642       --       --       --       --       --
NY Venture III No. of Units     58,788     56,001     49,762     33,108      5,834       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year       19.279095  15.657484  13.656433   9.899754  12.500000       --       --       --       --       --
Value at End of Year         20.993298  19.279095  15.657484  13.656433   9.899754       --       --       --       --       --
Venture III No. of Units       307,681    318,021    254,982    101,718        537       --       --       --       --       --

REAL ESTATE SECURITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year       24.712132  22.499805  17.360006  12.702902  13.427582       --       --       --       --       --
Value at End of Year         33.503097  24.712132  22.499805  17.360006  12.702902       --       --       --       --       --
Venture III No. of Units     1,165,660  1,197,178  1,321,526    958,408    371,522       --       --       --       --       --
NY Venture III No. of Units     50,986     48,150     44,969     26,331     33,209       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year       22.963269  20.917923  16.147570  11.821624  12.500000       --       --       --       --       --
Value at End of Year         31.116602  22.963269  20.917923  16.147570  11.821624       --       --       --       --       --
Venture III No. of Units       416,372    566,773    720,356    748,678    457,392       --       --       --       --       --
NY Venture III No. of Units    107,222    121,253    103,622     55,444     81,806       --       --       --       --       --

Venture III New Sales

                               YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                             12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                            ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year      $22.838433 $20.835346 $16.108031 $11.810352 $12.500000       --       --       --       --       --
Value at End of Year         30.901244  22.838433  20.835346  16.108031  11.810352       --       --       --       --       --
Venture III No. of Units       620,476    613,953    765,647    333,783     18,135       --       --       --       --       --

SCIENCE & TECHNOLOGY TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year       10.829359  10.811722  10.906148   7.368796   9.909366       --       --       --       --       --
Value at End of Year         11.225213  10.829359  10.811722  10.906148   7.368796       --       --       --       --       --
Venture III No. of Units       873,435    975,766  1,201,486  1,130,156    184,060       --       --       --       --       --
NY Venture III No. of Units     56,375     85,514     90,668     73,783      6,103       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year       13.635681  13.620276  13.746139   9.292277  12.500000       --       --       --       --       --
Value at End of Year         14.127066  13.635681  13.620276  13.746139   9.292277       --       --       --       --       --
Venture III No. of Units       382,261    520,780    677,523    785,025    202,175       --       --       --       --       --
NY Venture III No. of Units     81,351    124,014    144,225    110,727     25,846       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year       13.561529  13.566483  13.712452   9.283395  12.500000       --       --       --       --       --
Value at End of Year         14.029230  13.561529  13.566483  13.712452   9.283395       --       --       --       --       --
Venture III No. of Units       516,414    532,896    580,571    411,007      5,580       --       --       --       --       --

SMALL CAP GROWTH TRUST - SERIES II SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year       15.800825  12.500000         --         --         --       --       --       --       --       --
Value at End of Year         17.596843  15.800825         --         --         --       --       --       --       --       --
Venture III No. of Units       248,248    177,098         --         --         --       --       --       --       --       --
NY Venture III No. of Units      3,535        683         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year       15.795593  12.500000         --         --         --       --       --       --       --       --
Value at End of Year         17.582246  15.795593         --         --         --       --       --       --       --       --
Venture III No. of Units        98,234     80,821         --         --         --       --       --       --       --       --
NY Venture III No. of Units      7,702      2,437         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year       15.779928  12.500000         --         --         --       --       --       --       --       --
Value at End of Year         17.538545  15.779928         --         --         --       --       --       --       --       --
Venture III No. of Units       138,254     78,343         --         --         --       --       --       --       --       --

SMALL CAP OPPORTUNITIES TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year       22.591391  21.342308  17.291875  12.500000         --       --       --       --       --       --
Value at End of Year         14.985828  22.591391  21.342308  17.291875         --       --       --       --       --       --
Venture III No. of Units       673,916    806,725    254,329     59,939         --       --       --       --       --       --
NY Venture III No. of Units     45,457     32,017      2,878         38         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year       22.561415  21.324613  17.286206  12.500000         --       --       --       --       --       --
Value at End of Year         24.442703  22.561415  21.324613  17.286206         --       --       --       --       --       --
Venture III No. of Units       312,505    465,918     70,908     17,378         --       --       --       --       --       --
NY Venture III No. of Units     90,014    114,661     23,672      6,795         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year       22.471750  21.271647  17.269212  12.500000         --       --       --       --       --       --
Value at End of Year         24.309159  22.471750  21.271647  17.269212         --       --       --       --       --       --
Venture III No. of Units       479,610    600,588    181,511     53,999         --       --       --       --       --       --

SMALL CAP VALUE TRUST - SERIES II SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year       14.234274  12.500000         --         --         --       --       --       --       --       --
Value at End of Year         16.666922  14.234274         --         --         --       --       --       --       --       --
Venture III No. of Units       676,921    291,038         --         --         --       --       --       --       --       --
NY Venture III No. of Units     17,955      4,835         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year       14.229566  12.500000         --         --         --       --       --       --       --       --
Value at End of Year         16.653108  14.229566         --         --         --       --       --       --       --       --
Venture III No. of Units       119,204     72,897         --         --         --       --       --       --       --       --
NY Venture III No. of Units     21,076      9,531         --         --         --       --       --       --       --       --

Venture III New Sales

                               YEAR       YEAR       YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED      ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                             12/31/06   12/31/05   12/31/04  12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                            ---------- ---------- --------- --------- --------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year      $14.215428 $12.500000        --        --        --       --      --        --       --       --
Value at End of Year         16.611700  14.215428        --        --        --       --      --        --       --       --
Venture III No. of Units       208,489     93,639        --        --        --       --      --        --       --       --

SMALL COMPANY VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year       19.512373  18.576036 15.116060 11.505543 14.080585       --      --        --       --       --
Value at End of Year         22.112812  19.512373 18.576036 15.116060 11.505543       --      --        --       --       --
Venture III No. of Units     1,888,948  2,236,737 2,430,543 1,761,384   614,080       --      --        --       --       --
NY Venture III No. of Units    114,100    120,806   113,567    82,962    58,245       --      --        --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year       17.290634  16.469112 13.408283 10.210756 12.500000       --      --        --       --       --
Value at End of Year         19.585209  17.290634 16.469112 13.408283 10.210756       --      --        --       --       --
Venture III No. of Units     1,076,265  1,612,445 1,912,889 1,911,009   929,346       --      --        --       --       --
NY Venture III No. of Units    262,887    299,276   292,522   194,102   140,797       --      --        --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year       17.196655  16.404097 13.375438 10.201010 12.500000       --      --        --       --       --
Value at End of Year         19.449636  17.196655 16.404097 13.375438 10.201010       --      --        --       --       --
Venture III No. of Units     1,247,856  1,504,042 1,509,955   748,523    41,340       --      --        --       --       --

STRATEGIC BOND TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year       15.481727  15.363692 14.681293 13.217126 12.681238       --      --        --       --       --
Value at End of Year         16.274311  15.481727 15.363692 14.681293 13.217126       --      --        --       --       --
Venture III No. of Units     1,829,380  1,935,818 1,374,409   731,600   199,341       --      --        --       --       --
NY Venture III No. of Units    136,005    144,159    69,421    47,473     9,379       --      --        --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year       15.232731  15.124141 14.459631 13.024081 12.500000       --      --        --       --       --
Value at End of Year         16.004585  15.232731 15.124141 14.459631 13.024081       --      --        --       --       --
Venture III No. of Units       251,996    344,500   402,567   494,156   198,913       --      --        --       --       --
NY Venture III No. of Units    153,583    182,102   141,989    83,675    86,329       --      --        --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year       15.149912  15.064431 14.424221 13.011678 12.500000       --      --        --       --       --
Value at End of Year         15.893786  15.149912 15.064431 14.424221 13.011678       --      --        --       --       --
Venture III No. of Units     1,076,127  1,221,568   753,789   197,544     7,865       --      --        --       --       --

TOTAL RETURN TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year       14.264224  14.181967 13.770063 13.348694 12.525844       --      --        --       --       --
Value at End of Year         14.511115  14.264224 14.181967 13.770063 13.348694       --      --        --       --       --
Venture III No. of Units     3,460,133  4,055,380 4,271,882 3,688,116 1,428,781       --      --        --       --       --
NY Venture III No. of Units    318,095    339,003   361,284   283,169   236,863       --      --        --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year       14.208930  14.134043 13.730415 13.316914 12.500000       --      --        --       --       --
Value at End of Year         14.447658  14.208930 14.134043 13.730415 13.316914       --      --        --       --       --
Venture III No. of Units     1,919,042  2,679,092 3,243,797 3,740,167 2,269,393       --      --        --       --       --
NY Venture III No. of Units    337,355    420,975   417,710   345,500   584,424       --      --        --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year       14.131682  14.078249 13.696789 13.304234 12.500000       --      --        --       --       --
Value at End of Year         14.347633  14.131682 14.078249 13.696789 13.304234       --      --        --       --       --
Venture III No. of Units     1,676,309  1,806,043 1,653,518 1,148,470   124,496       --      --        --       --       --

U.S. GOVERNMENT SECURITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year       13.325803  13.352760 13.219027 13.228371 12.615206       --      --        --       --       --
Value at End of Year         13.657521  13.325803 13.352760 13.219027 13.228371       --      --        --       --       --
Venture III No. of Units     1,186,616  1,535,167 2,276,112 1,868,640   706,239       --      --        --       --       --
NY Venture III No. of Units     48,218    114,800   119,680   136,243    52,169       --      --        --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year       13.180139  13.213383 13.087595 13.103404 12.500000       --      --        --       --       --
Value at End of Year         13.501489  13.180139 13.213383 13.087595 13.103404       --      --        --       --       --
Venture III No. of Units       564,405    831,527 1,280,511 1,696,560 1,055,375       --      --        --       --       --
NY Venture III No. of Units    109,795    144,792   219,941   252,802   293,643       --      --        --       --       --

Venture III New Sales

                               YEAR      YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED     ENDED      ENDED       ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                             12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                            ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year      $13.108456 $13.161193 $13.055529 $13.090912 $12.500000       --       --       --       --       --
Value at End of Year         13.407988  13.108456  13.161193  13.055529  13.090912       --       --       --       --       --
Venture III No. of Units       330,894    357,519    413,421    341,401     15,548       --       --       --       --       --

U.S. LARGE CAP TRUST (FORMERLY U.S. LARGE CAP VALUE TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year       14.135691  13.591728  12.664320   9.419481  11.886116       --       --       --       --       --
Value at End of Year         15.345044  14.135691  13.591728  12.664320   9.419481       --       --       --       --       --
Venture III No. of Units     1,244,178  1,602,506  1,961,610  1,462,835    642,992       --       --       --       --       --
NY Venture III No. of Units    133,898    150,052    155,958    132,369     38,532       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year       14.838746  14.274847  13.307497   9.902818  12.500000       --       --       --       --       --
Value at End of Year         16.100219  14.838746  14.274847  13.307497   9.902818       --       --       --       --       --
Venture III No. of Units     1,284,989  1,714,204  2,067,264  2,066,680  1,174,328       --       --       --       --       --
NY Venture III No. of Units    185,835    319,494    429,814    341,199     78,162       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year       14.758060  14.218473  13.274886   9.893359  12.500000       --       --       --       --       --
Value at End of Year         15.988741  14.758060  14.218473  13.274886   9.893359       --       --       --       --       --
Venture III No. of Units       523,972    585,268    654,850     76,646      7,784       --       --       --       --       --

UTILITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year       19.271293  16.807837  13.222661  10.012642  11.514948       --       --       --       --       --
Value at End of Year         24.789544  19.271293  16.807837  13.222661  10.012642       --       --       --       --       --
Venture III No. of Units       520,557    552,143    485,377    347,539    136,524       --       --       --       --       --
NY Venture III No. of Units     41,179     27,420      9,793      5,898      1,856       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year       20.881905  18.221642  14.342071  10.865724  12.500000       --       --       --       --       --
Value at End of Year         26.847968  20.881905  18.221642  14.342071  10.865724       --       --       --       --       --
Venture III No. of Units       193,282    233,855    225,798    190,234    101,440       --       --       --       --       --
NY Venture III No. of Units     67,955     64,311     51,787     14,381      9,361       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year       20.768391  18.149695  14.306938  10.855356  12.500000       --       --       --       --       --
Value at End of Year         26.662134  20.768391  18.149695  14.306938  10.855356       --       --       --       --       --
Venture III No. of Units       297,814    330,595    255,137    110,420     17,159       --       --       --       --       --

VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year       16.399020  14.838145  13.113578   9.618617  12.656613       --       --       --       --       --
Value at End of Year         19.486187  16.399020  14.838145  13.113578   9.618617       --       --       --       --       --
Venture III No. of Units       762,073    652,914    805,980    399,055    135,128       --       --       --       --       --
NY Venture III No. of Units     40,150     28,146     24,103      4,930      3,908       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year       16.166695  14.635222  12.940716   9.496575  12.500000       --       --       --       --       --
Value at End of Year         19.200557  16.166695  14.635222  12.940716   9.496575       --       --       --       --       --
Venture III No. of Units       179,690    234,496    269,435    282,804    195,802       --       --       --       --       --
NY Venture III No. of Units     44,974     45,053     48,220     19,711     22,239       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year       16.078797  14.577434  12.909015   9.487504  12.500000       --       --       --       --       --
Value at End of Year         19.067621  16.078797  14.577434  12.909015   9.487504       --       --       --       --       --
Venture III No. of Units       341,532    317,248    290,234    142,695     26,508       --       --       --       --       --

                                    VERSION B
                         (Venture III Variable Annuity)
                           (prior contracts version)

                                                    Prospectus dated May 1, 2007


                              (JOHN HANCOCK LOGO)

                          Venture III Variable Annuity
                           PREVIOUSLY ISSUED CONTRACTS

This Prospectus describes interests in VENTURE III flexible Purchase Payment deferred combination fixed and variable annuity contracts (singly, a "Contract" and collectively, the "Contracts") issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York, or by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York. Unless otherwise specified, "we," "us," "our," or a "Company" refers to the applicable issuing Company of a Contract. You, the Contract Owner, should refer to the first page of your Venture III variable annuity contract for the name of your issuing Company. We do not authorize this Prospectus for use in connection with the purchase of a new Venture III variable annuity Contract on or after May 1, 2006.


VARIABLE INVESTMENT OPTIONS. You may allocate Contract Values or additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. If you do, we will measure your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity payments according to the investment performance of applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or in the case of John Hancock New York, applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "Separate Account" and collectively, the "Separate Accounts"). Each Sub-Account invests in one of the following Funds that corresponds to one of the Variable Investment Options that we make available on the date of this Prospectus:



JOHN HANCOCK TRUST
500 Index Trust(1)
Active Bond Trust(1)
All Cap Core Trust(1)
All Cap Growth Trust(1)
All Cap Value Trust(1)
American Asset Allocation Trust
American Blue Chip Income &
Growth Trust(1)
American Bond Trust
American Global Growth Trust
American Global Small Cap Trust
American Growth Trust
American Growth-Income Trust
American High Income Trust
American International Trust
American New World Trust
Blue Chip Growth Trust
Capital Appreciation Trust
Classic Value Trust
Core Bond Trust(1)
Core Equity Trust
Dynamic Growth Trust(1)
Emerging Growth Trust(1)
Emerging Small Company Trust(1)
Equity-Income Trust
Financial Services Trust
Franklin Templeton Founding
Allocation Trust
Fundamental Value Trust
Global Trust(1)
Global Allocation Trust
Global Bond Trust
Health Sciences Trust
High Income Trust
High Yield Trust
Income & Value Trust
Index Allocation Trust
International Core Trust (formerly
International Stock Trust)
International Equity Index Trust A(1)
International Opportunities Trust
International Small Cap Trust
International Value Trust
Investment Quality Bond Trust
Large Cap Trust(1)
Large Cap Value Trust(1)
Lifestyle Aggressive Trust
Lifestyle Balanced Trust
Lifestyle Conservative Trust
Lifestyle Growth Trust
Lifestyle Moderate Trust
Mid Cap Index Trust
Mid Cap Intersection Trust
Mid Cap Stock Trust
Mid Cap Value Trust(1)
Money Market Trust
Natural Resources Trust
Pacific Rim Trust
Quantitative All Cap Trust(1)
Quantitative Mid Cap Trust(1)
Quantitative Value Trust(1)
Real Estate Securities Trust
Real Return Bond Trust(1)
Science & Technology Trust
Small Cap Trust(1)
Small Cap Growth Trust
Small Cap Index Trust(1)
Small Cap Opportunities Trust
Small Cap Value Trust
Small Company Trust(1)
Small Company Value Trust
Special Value Trust(1)
Strategic Bond Trust
Strategic Income Trust(1)
Total Return Trust
Total Stock Market Index Trust(1)

U.S. Core Trust (formerly Growth
& Income Trust)(1)
U.S. Global Leaders Growth Trust(1)
U.S. Government Securities Trust
U.S. High Yield Bond Trust(1)
U.S. Large Cap Trust
Utilities Trust(1)
Value Trust

BLACKROCK VARIABLE SERIES FUNDS, INC. (2)
BlackRock Basic Value V. I. Fund
BlackRock Value Opportunities V. I. Fund
BlackRock Global Allocation V. I. Fund

PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT All Asset Portfolio
(1) Not available for Contracts issued on or after May 1, 2006.
2 Not available with Contracts
issued on or after January 28, 2002.


CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)                   JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
ANNUITIES SERVICE CENTER            MAILING ADDRESS            ANNUITIES SERVICE CENTER   MAILING ADDRESS
601 Congress Street                 Post Office Box 55230      601 Congress Street        Post Office Box 55013
Boston, Massachusetts 02210-2805    Boston, Massachusetts      Boston, Massachusetts      Boston, Massachusetts
(617) 663-3000 or                   02205-5230                 02210-2805                 02205-5013
(800) 344-1029                      www.jhannuities.com        (877) 391-3748 or          www.jhannuitiesnewyork.com
                                                               (800) 551-2078

                                Table of Contents


I. GLOSSARY OF SPECIAL TERMS..............................                  1
II. OVERVIEW..............................................                  3
III. FEE TABLES...........................................                  7
  EXAMPLES................................................                  9
IV. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS
  AND THE FUNDS...........................................                 18
  THE COMPANIES...........................................                 18
  THE SEPARATE ACCOUNTS...................................                 19
  THE FUNDS...............................................                 19
  VOTING INTEREST.........................................                 29
V. DESCRIPTION OF THE CONTRACT............................                 30
  ELIGIBLE PLANS..........................................                 30
  ACCUMULATION PERIOD PROVISIONS..........................                 30
    Purchase Payments.....................................                 30
    Accumulation Units....................................                 30
    Value of Accumulation Units...........................                 31
    Net Investment Factor.................................                 31
    Transfers Among Investment Options....................                 31
    Maximum Number of Investment Options..................                 32
    Telephone and Electronic Transactions.................                 32
    Special Transfer Services -Dollar Cost
    Averaging Program.....................................                 33
    Special Transfer Services - Asset Rebalancing Program.                 33
    Withdrawals...........................................                 34
    Special Withdrawal Services - The Income Plan.........                 34
    Optional Guaranteed Minimum Withdrawal
    Benefits..............................................                 35
    Death Benefit During the Accumulation Period..........                 35
    Optional Enhanced Death Benefits......................                 36
  PAY-OUT PERIOD PROVISIONS...............................
    General...............................................
    Annuity Options.......................................
    Determination of Amount of the First Variable
    Annuity Benefit Payment...............................                 39
    Annuity Units and the Determination of
    Subsequent Variable Annuity Payments..................                 40
    Transfers During Pay-out Period.......................                 40
    Death Benefit During Pay-out Period...................                 40
    Optional Guaranteed Minimum Income Benefits...........                 40
  OTHER CONTRACT PROVISIONS...............................                 40
    Right to Review.......................................                 40
    Ownership.............................................                 41
    Annuitant.............................................                 41
    Beneficiary...........................................                 42
    Modification..........................................                 42
    Our Approval..........................................                 42
    Misstatement and Proof of Age, Sex or Survival........                 42
  FIXED INVESTMENT OPTIONS................................                 42
VI. CHARGES AND DEDUCTIONS................................                 44
  WITHDRAWAL CHARGES......................................                 44
  ASSET-BASED CHARGES.....................................                 45
    Daily Administration Fee..............................                 45
    Distribution Fee......................................                 45
    Mortality and Expense Risks Fee.......................                 45
  REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS......                 45
  PREMIUM TAXES...........................................                 46
VII.  FEDERAL TAX MATTERS.................................                 47
  INTRODUCTION............................................                 47
  OUR TAX STATUS..........................................                 47
  SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS............                 47
  NON-QUALIFIED CONTRACTS.................................                 47
    Undistributed Gains...................................                 47
    Taxation of Annuity Payments..........................                 48
    Surrenders, Withdrawals and Death Benefits............                 48
    Taxation of Death Benefit Proceeds....................                 48
    Penalty Tax on Premature Distributions................                 49
    Puerto Rico Non-Qualified Contracts...................                 49
    Diversification Requirements..........................                 49
  QUALIFIED CONTRACTS.....................................                 50
    Penalty Tax on Premature Distributions................                 51
    Tax-Free Rollovers....................................                 51
    Loans.................................................                 52
    Puerto Rico Contracts Issued to Fund
    Retirement Plans......................................                 52
  SEE YOUR OWN TAX ADVISER................................                 52
VIII. GENERAL MATTERS.....................................                 53
  ASSET ALLOCATION SERVICES...............................                 53
  RESTRICTIONS UNDER THE TEXAS OPTIONAL
  RETIREMENT PROGRAM......................................                 53
  DISTRIBUTION OF CONTRACTS...............................                 53
    Standard Compensation.................................                 53
    Additional Compensation and Revenue Sharing...........
    Differential Compensation.............................
  CONFIRMATION STATEMENTS.................................                 54
  REINSURANCE ARRANGEMENTS................................                 55
APPENDIX A:  EXAMPLES OF CALCULATION
OF WITHDRAWAL CHARGE......................................                A-1
APPENDIX B:  QUALIFIED PLAN TYPES.........................                B-1
APPENDIX C:  OPTIONAL ENHANCED DEATH BENEFITS.............                C-1
APPENDIX D:  OPTIONAL GUARANTEED

MINIMUM WITHDRAWAL BENEFITS...............................                D-
    Termination...........................................                D-
APPENDIX E:  OPTIONAL GUARANTEED
MINIMUM INCOME BENEFITS...................................                E-1
APPENDIX U:  ACCUMULATION UNIT VALUE TABLES...............                U-1

We provide additional information about the Contracts and the Separate Accounts, including information on our history, the accumulation unit value tables, services provided to the Separate Account and legal and regulatory matters, in Statements of Additional Information. We filed the Statement of Additional Information with the SEC on the same date as this Prospectus, and incorporate it herein by reference. You may obtain a copy of the current Statement of Additional Information applicable to your Contract without charge upon request by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.


JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
Statement of Additional Information
Table of Contents


General Information and History..................................     3
Accumulation Unit Value Tables...................................     3
Services.........................................................     3
         Independent Registered Public Accountant................     3
         Servicing Agent.........................................     3
         Principal Underwriter...................................     3
         Special Compensation and Reimbursement Arrangements.....     4
Legal and Regulatory Matters.....................................     5
Appendix A: Audited Financial Statements.........................     A-1


JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A Statement of Additional Information
Table of Contents


General Information and History..................................     3
Accumulation Unit Value Tables...................................     3
Services.........................................................     3
         Independent Registered Public Accountant................     3
         Servicing Agent.........................................     3
         Principal Underwriter...................................     3
         Special Compensation and Reimbursement Arrangements.....     4
Legal and Regulatory Matters.....................................     5
Appendix A:  Audited Financial Statements........................     A-1

                          I. Glossary of Special Terms


The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.

ACCUMULATION PERIOD: The period between the issue date of the Contract and its Maturity Date.


ANNUITANT: Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant", the second person named is referred to as "co-Annuitant". The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant". The "Annuitant" is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.


ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 601 Congress Street Boston, MA 02210-2805.


ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity payments made by us.



ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity payments.


BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: John Hancock USA or John Hancock New York.

CONTINGENT BENEFICIARY: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.

CONTRACT: The variable annuity contract offered by this Prospectus. If you purchased this annuity under a group contract, a "Contract" means the certificate issued to you under the group contract.

CONTRACT ANNIVERSARY: The anniversary of the Contract Date.

CONTRACT DATE: The date of issue of the Contract.

CONTRACT VALUE: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.

DEBT: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.

FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.

FIXED INVESTMENT OPTION: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.


FUND: A series of a registered open-end management investment company which corresponds to a Variable Investment Option.


GENERAL ACCOUNT: All of a Company's assets, other than assets in its Separate Account and any other separate accounts it may maintain.

INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

INVESTMENT OPTIONS: The investment choices available to Contract Owners.

JOHN HANCOCK NEW YORK: John Hancock Life Insurance Company of New York.

JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).

LOAN ACCOUNT: The portion of our General Account that we use for collateral for a loan under certain Qualified Contracts.


MATURITY DATE: The date on which the Pay-out Period commences and we begin to make annuity payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.


NON-QUALIFIED CONTRACT: A Contract which is not issued under a Qualified Plan.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the Ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you". The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.


PAY-OUT PERIOD: The period when we make annuity payments to you following the Maturity Date.


PROSPECTUS: This Prospectus that describes interests in the Contract.

PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract.

QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.

QUALIFIED PLAN: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

RIDER: An optional benefit that you may elect for an additional charge.

SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.

SUB-ACCOUNT: A sub-account of a Separate Account. Each Sub-Account invests in shares of a specific Fund.

UNPAID LOANS: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.

VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.

VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of a Separate Account that invests in shares of a specific Fund.

                                  II. Overview


This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.

Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchased a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract.

WHAT KIND OF CONTRACT IS DESCRIBED IN THIS PROSPECTUS?

The Contract is a flexible Purchase Payment deferred combination fixed and variable annuity Contract between you and a Company. "Deferred payment" means payments by a Company begin on a future date under a Contract. "Variable" means your investment amounts in a Contract may increase or decrease in value daily based upon your investment choices. A Contract provides for the accumulation of your investment amounts and the payment of annuity benefits on a variable and/or fixed basis. Depending on state requirements, we may have issued the Contract under a master group contract.

This Prospectus describes Contracts purchased before May 1, 2006. For these purposes, "purchase" means that you completed an application and we received it before May 1, 2006. In certain instances, your Contract may have a Contract Date after this date.

We do not authorize this Prospectus for use in connection with the purchase of a new Venture III Variable Annuity Contract on or after May 1, 2006. Although we still offer Venture III Contracts for sale, we make the offer through different prospectuses.

WHO ISSUED MY CONTRACT?

Your Contract provides the name of the Company that issued your Contract. In general, John Hancock USA may have issued the Contract in any jurisdiction except New York. John Hancock New York issues the Contract only in New York. Each Company sponsors its own Separate Account.

WHAT ARE SOME BENEFITS OF THE CONTRACT?


The Contract offers tax-deferred treatment of earnings, a death benefit and annuity payments. In most cases, no income tax will have to be paid on your earning under the Contract until these earnings are paid out. We will pay a death benefit to your Beneficiary if you die during the Accumulation Period. Generally, the amount of the death benefit will be the greater of: (a) the Contract Value or (b) the sum of all Purchase Payments made, less any amounts deducted in connection with partial withdrawals. We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity payments will begin on the Maturity Date. You select the Maturity Date, the frequency of payment and the type of annuity benefit payment option. Annuity payments are made to the Annuitant.


HOW DOES THE CONTRACT WORK?


Under the Contract, you make one or more Purchase Payments to a Company for a period of time, known as the Accumulation Period. Later, beginning on the Contract's Maturity Date, that Company makes one or more annuity payments under the Contract, known as the Pay-out Period. Your Contract Value during the Accumulation Period and the amounts of annuity payments during the Pay-out Period may either be variable or fixed, depending upon your investment choices.


HOW CAN I INVEST MONEY IN THE CONTRACT?

We use the term Purchase Payment to refer to the investments you make in the Contract. We required you to pay at least $10,000 to purchase a Contract. Each subsequent Purchase Payment must be at least $30. Additional Purchase Payments generally may be made at any time.

If a Purchase Payment causes your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the Purchase Payment.

WHAT ARE MY INVESTMENT CHOICES?

There are two main types of Investment Options: Variable Investment Options and Fixed Investment Options.

VARIABLE INVESTMENT OPTIONS. You may invest in any of the Variable Investment Options. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Fund. The Fund prospectus contains a full description of a Fund. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in a Fund directly and reinvested all Fund dividends and distributions in additional shares. Your Contract Value during the Accumulation Period and the amounts of annuity payments will depend upon the investment performance of the underlying Fund of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.


Allocating assets only to one or a small number of the Variable Investment Options (other than the Lifestyle or Index Allocation Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related businesses, including internet-related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.

FIXED INVESTMENT OPTIONS. We currently do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option. If available, the amount you've invested in a Fixed Investment Option will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option you select. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to the Investment Account for the term of any guarantee period we may make available.

HOW CAN I CHANGE MY INVESTMENT CHOICES?

ALLOCATION OF PURCHASE PAYMENTS. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change this investment allocation for future Purchase Payments at any time.

TRANSFERS AMONG INVESTMENT OPTIONS. During the Accumulation Period, you may transfer your investment amounts among Investment Options without charge, subject to certain restrictions described below and in the section entitled "Transfers Among Investment Options". During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in the section entitled "Transfers During Pay-out Period". However, during the Pay-out Period, you may not transfer from a Variable Investment Option to a Fixed Investment Option, or from a Fixed Investment Option to a Variable Investment Option.

The Variable Investment Options can be a prime target for abusive transfer activity. Long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Fund to increased Fund transaction costs (affecting the value of the shares) and/or disruption to the corresponding Fund manager's ability to effectively manage such corresponding Fund, both of which may result in dilution with respect to interests held for long-term investment. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions described in more detail in this Prospectus. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.


In addition to the transfer restrictions that we impose, the John Hancock Trust, BlackRock Variable Series Funds, Inc. and PIMCO Variable Insurance Trust also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Fund may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.


CAN I TAKE OUT ANY OF MY MONEY?

During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we will treat your withdrawal request as a request to withdraw all of your Contract Value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax.

WHAT TYPES OF OPTIONAL BENEFIT RIDERS MAY HAVE BEEN AVAILABLE TO ME UNDER THE CONTRACT?

This Prospectus provides information about optional benefit Riders that you may have elected when you purchased a Contract. These Riders were not available in all states, and may not have been available when you purchased the Contract. If you elected any of these Riders, you will pay the additional charge shown in the Fee Tables. You should review your Contract carefully to determine which of the following optional benefit Riders, if any, you purchased:

We describe the following optional benefit Riders in the Appendices to this
Prospectus:

Appendix C: Optional Enhanced Death Benefits

      -     Annual Step Death Benefit.

      - Guaranteed Earnings Multiplier Death Benefit - not offered in New York or Washington;


      -     Triple Protection Death Benefit - not offered in New York or
            Washington;


Appendix D:  Optional Guaranteed Minimum Withdrawal Benefits

      -     Principal Plus;

      -     Principal Plus for Life.


      -     Principal Plus for Life Plus Automatic Annual Step-up; and



      -     Principal Plus for Life Plus Spousal Protection.



If you elected to purchase any of these guaranteed minimum withdrawal benefit Riders, you may invest your Contract Value only in the Investment Options we make available for these benefits (See Appendix D). We also reserve the right to impose additional restrictions on Investment Options at any time.


Appendix E: Optional Guaranteed Minimum Income Benefits

      -     Guaranteed Retirement Income Program - offered by John Hancock USA;

      -     Guaranteed Retirement Income Program - offered by John Hancock New
            York.

WHAT CHARGES DO I PAY UNDER THE CONTRACT?

Your Contract has asset-based charges to compensate us primarily for our administrative and distribution expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to assets you have in a Fixed Investment Option. We take the deduction proportionally from each Variable Investment Options you are then using. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options based on your value in each.

If you withdraw some of your Purchase Payments from your Contract prior to the Maturity Date, or if you surrender (turn in) your Contract, in its entirety, for cash prior to the Maturity Date, we may assess a withdrawal charge. The amount of this charge will depend on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

      - full or partial withdrawals (including surrenders and systematic withdrawals);

      -     payment of any death benefit proceeds; and

      -     periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

      -     the type of the distribution;

      -     when the distribution is made;

      - the nature of any Qualified Plan for which the Contract is being used; and

      -     the circumstances under which the payments are made.

If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.

Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that distributions from a Contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the Contract.

IF YOU PURCHASED THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLAN INVESTS IN MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS AND PROTECTION THROUGH LIVING GUARANTEES, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.

We provide additional information on taxes in the Federal Tax Matters section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.


CAN I RETURN MY CONTRACT?


In most cases, you had the right to cancel your Contract within 10 days (or longer in some states) after you received it. In most states, you will receive a refund equal to the Contract Value (minus any Unpaid Loans) on the date of cancellation, and increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract was issued as an "IRA," you would have received a refund of any Purchase Payments you made. The date of cancellation is the date we receive the Contract.

WILL I RECEIVE A CONFIRMATION STATEMENT?

We will send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

                                 III. Fee Tables


The following tables describe the fees and expenses you paid at the time you purchased the Contract as well as the fees and expenses you will pay while owning and surrendering a Contract. The tables also describe the fees and expenses for optional benefit Riders that were available for certain time periods. The items listed under "Contract Owner Transaction Expenses" and "Periodic Fees and Expenses Other than Fund Expenses" are more completely described in this Prospectus under "Charges and Deductions". The items listed under "Total Annual Fund Operating Expenses" are described in detail in the Fund prospectuses. Unless otherwise shown, the tables entitled "Contract Owner Transaction Expenses" and "Periodic Fees and Expenses Other than Fund Expenses" show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).

THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.


                      CONTRACT OWNER TRANSACTION EXPENSES(1)



MAXIMUM WITHDRAWAL CHARGE
(as percentage of Purchase Payments)(2)
     First Year                                             6%
     Second Year                                            5%
     Third Year                                             4%
     Thereafter                                             0%

TRANSFER FEE(3)                                          $ 25
      Maximum Fee                                        $  0
      Current Fee



(1) State premium taxes may also apply to your Contract, which currently range from 0.50% to 4.00% of each Purchase Payment (See "VIII. General Matters - Premium Taxes").



(2) The charge is taken on a first-in, first-out basis within the specified period of years measured from the date of payment.



(3) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE ANNUAL FUND OPERATING EXPENSES.

               PERIODIC FEES AND EXPENSES OTHER THAN FUND EXPENSES


                                                                         JOHN HANCOCK USA   JOHN HANCOCK NEW YORK
ANNUAL CONTRACT FEE                                                            $ 0                   $ 0
----------------------------------------------------------------------   ----------------   ---------------------
ANNUAL SEPARATE ACCOUNT EXPENSES(1)

Mortality and Expense Risks Fee                                               1.25%                 1.25%
Distribution Fee                                                              0.25%                 0.25%
Administration Fee- asset based                                               0.15%                 0.15%
                                                                              -----                 -----
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                                        1.65%                 1.65%
(With No Optional Riders Reflected)

OPTIONAL BENEFITS

FEES DEDUCTED FROM SEPARATE ACCOUNT

Optional Annual Step Death Benefit Fee(2)                                     0.20%                 0.20%
Optional Guaranteed Earnings Multiplier Benefit Fee                           0.20%              not offered
                                                                              -----              -----------
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                                        2.05%                 1.85%
(With Annual Step Death Benefit and Guaranteed Earnings Multiplier fee
reflected, as applicable)

FEES DEDUCTED FROM CONTRACT VALUE

Optional Guaranteed Minimum Withdrawal Benefits(3)
(as a percentage of Adjusted Guaranteed Withdrawal Balance)
         Maximum Fee                                                          0.75%                 0.75%
         Current Fee - Principal Plus for Life                                0.40%                 0.40%
         Current Fee - Principal Plus                                         0.30%                 0.30%

Optional Guaranteed Minimum Income Programs(4)
(as a percentage of Income Base)
         Guaranteed Retirement Income Program I                            not offered              0.30%
         Guaranteed Retirement Income Program II                              0.45%                 0.45%
         Guaranteed Retirement Income Program III                             0.50%              not offered

Optional Triple Protection Death Benefit(5)                                   0.50%              not offered
(as a percentage of Triple Protection Death Benefit)



(1) A daily charge reflected as a percentage of the Variable Investment Options.



(2) The charge for the optional Annual Step Death Benefit is 0.05% of the value of the Variable Investment Options if you purchased the Rider from John Hancock USA prior to May 2003 or from John Hancock New York prior to August 2005



(3) The current charge is 0.40% for Principal Plus for Life and 0.30% for Principal Plus. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-Up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.



(4) Guaranteed Retirement Income Programs could not be purchased if you elected to purchase Principal Plus. Availability varied by state and when you purchased your Contract. See Appendix E for availability.



(5) Subject to state availability, John Hancock USA offered the Triple Protection Death Benefit from December, 2003 through December 2004. This optional benefit could not be purchased, however, if you elected to purchase Principal Plus, Guaranteed Retirement Income Program II or Guaranteed Retirement Income Program III.


THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS.


TOTAL ANNUAL FUND OPERATING EXPENSES                              MINIMUM(1)  MAXIMUM
-------------------------------------                             ----------  -------
Range of expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 fees, and other
expenses for Contracts issued on and after May 13, 2002             0.74%       1.67%

Range of expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 fees, and other
expenses for Contracts issued prior to May 13, 2002                 0.54%       1.52%



(1) For Contracts issued prior to May 13, 2002, the range of expenses has a lower minimum because the Separate Accounts invests in Class 1 Fund shares for certain Variable Investment Options available under those Contracts.

EXAMPLES



We provide the following examples that are intended to help you compare the costs of investing in the Contract with the costs of investing in other variable annuity contracts. These costs include Contract Owner expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.



JOHN HANCOCK USA VENTURE III CONTRACTS WITH OPTIONAL BENEFIT RIDERS, ISSUED AFTER MAY 1, 2006. Example 1 below assumes that you invest $10,000 in a Contract issued after July 17, 2006 with the Annual Step Death Benefit and Principal Plus for Life - Plus Automatic Annual Step-up optional Riders. Example 2 assumes that you invest $10,000 in a Contract issued between May 1, 2006 and July 16, 2006 with the Annual Step Death Benefit and Principal Plus for Life optional Riders. Both examples also assume that your investment has a 5% return each year and assume the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



     Example 1. Maximum Fund operating expenses - John Hancock USA Contract with previously-offered optional Riders



                                                                1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                                ------       -------       -------       --------

If you surrender the Contract at the end of the applicable
time period:                                                    $1,029       $1,826        $2,464         $5,066

If you annuitize, or do not surrender the Contract at the
end of the applicable time period:                              $  480       $1,460        $2,464         $5,066



  Example 2. Maximum Fund operating expenses - John Hancock USA Contract with previously-offered optional Riders



                                                                1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                                ------       -------        -------       --------
If you surrender the Contract at the end of the applicable
time period:                                                     $981         $1,687        $2,223         $4,580

If you annuitize, or do not surrender the Contract at the
end of the applicable time period:                               $433         $1,317        $2,223         $4,580



JOHN HANCOCK USA VENTURE III CONTRACTS WITH OPTIONAL BENEFIT RIDERS, ISSUED PRIOR TO MAY 1, 2006. Example 3 below assumes that you invest $10,000 in a Contract issued between December 8, 2003 and April 30, 2006 with the Annual Step Death Benefit, Guaranteed Earnings Multiplier Death Benefit, and Principal Plus for Life optional Riders. Example 4 assumes that you invest $10,000 in a Contract issued between May 13, 2002 and December 7, 2003 with the Annual Step Death Benefit, Guaranteed Earnings Multiplier Death Benefit and Guaranteed Retirement Income Program II optional Riders. Both examples also assume that your investment has a 5% return each year and assume the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



  Example 3. Maximum Fund operating expenses - John Hancock USA Contract with previously-offered optional Riders



                                                                1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                                ------       -------        -------       --------
If you surrender the Contract at the end of the applicable
time period:                                                    $1,000        $1,742        $2,315         $4,746

If you annuitize, or do not surrender the Contract at the
end of the applicable time period:                              $  453        $1,374        $2,315         $4,746

  Example 4. Maximum Fund operating expenses - John Hancock USA Contract with previously-offered optional Riders



                                                                1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                                ------       -------       -------       --------
If you surrender the Contract at the end of the applicable
time period:                                                     $974        $1,665        $2,184         $4,500

If you annuitize, or do not surrender the Contract at the
end of the applicable time period:                               $427        $1,295        $2,184         $4,500



JOHN HANCOCK USA VENTURE III CONTRACTS WITH NO OPTIONAL BENEFIT RIDERS. The following example assumes that you invest $10,000 in a Contract, but with no optional Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds that are available to such Contracts. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



 Example 5. Minimum Fund operating expenses - John Hancock USA Contract with no optional Riders



                                                                1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                                ------       -------        -------       --------
If you surrender the Contract at the end of the applicable
time period:                                                     $799         $1,141        $1,283         $2,734

If you annuitize, or do not surrender the Contract at the
end of the applicable time period:                               $244         $  750        $1,283         $2,734



JOHN HANCOCK USA VENTURE III CONTRACTS ELIGIBLE TO INVEST IN SERIES I SHARES OF THE JOHN HANCOCK TRUST. The next two examples apply to Venture III Contracts issued prior to May 13, 2002 and assume that you invest $10,000 in a Contract and that your investment has a 5% return each year. Example 6 also assumes that we issued the Contract with three optional Riders that were available at the time: Annual Step Death Benefit, Guaranteed Earnings Multiplier and Guaranteed Retirement Income Program II. This example also assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



  Example 6. Maximum Fund operating expenses - John Hancock USA Contract with previously-issued optional Riders (issued before May 13, 2002)



                                                                1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                                ------       -------        -------       --------
If you surrender the Contract at the end of the applicable
time period:                                                     $969         $1,652        $2,165         $4,475

If you annuitize, or do not surrender the Contract at the
end of the applicable time period:                               $422         $1,282        $2,165         $4,475



The seventh example also applies to Contracts issued prior to May 13, 2002. This example assumes that you invest $10,000 in a Contract, but with no optional Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



 Example 7. Minimum Fund operating expenses - John Hancock USA Contract with no optional Riders (issued before May 13, 2002)



                                                                1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                                ------       -------        -------       --------
If you surrender the Contract at the end of the applicable
time period:                                                     $778         $1,078        $1,172         $2,513

If you annuitize, or do not surrender the Contract at the
end of the applicable time period:                               $222         $  684        $1,172         $2,513

JOHN HANCOCK NEW YORK VENTURE III CONTRACTS WITH OPTIONAL BENEFITS. The following example assumes that you invest $10,000 in a Contract with the Annual Step Death Benefit and Principal Plus for Life - Plus Automatic Annual Step-up optional Riders. This example also assumes that your investment has a 5% return each year and assumes the maximum annual contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



Example 8. Maximum Fund operating expenses - John Hancock New York Contract with optional Riders



                                                                1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                                ------       -------        -------       --------
If you surrender the Contract at the end of the applicable
time period:                                                    $1,029        $1,826        $2,464         $5,066

If you annuitize, or do not surrender the Contract at the
end of the applicable time period:                              $  480        $1,460        $2,464         $5,066



JOHN HANCOCK NEW YORK VENTURE III CONTRACTS WITH PREVIOUSLY-OFFERED OPTIONAL BENEFITS. The following example assumes that you invest $10,000 in a Contract with the Annual Step Death Benefit and the Guaranteed Retirement Income Program II optional benefit Rider. This example also assumes that your Contract has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



Example 9. Maximum Fund operating expenses - John Hancock New York Contract with previously-offered optional Riders



                                                                1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                                ------       -------        -------       --------
If you surrender the Contract at the end of the applicable
time period:                                                     $936         $1,556        $2,002         $4,177

If you annuitize, or do not surrender the Contract at the
end of the applicable time period:                               $387         $1,181        $2,002         $4,177



JOHN HANCOCK NEW YORK VENTURE III CONTRACTS WITH NO OPTIONAL BENEFITS The next example assumes that you invest $10,000 in a Contract, but with no optional Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



  Example 10. Minimum Fund operating expenses - John Hancock New York Contract with no optional Riders



                                                                1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                                ------       -------        -------       --------
If you surrender the Contract at the end of the applicable
time period:                                                     $799         $1,141        $1,283         $2,734

If you annuitize, or do not surrender the Contract at the
end of the applicable time period:                               $244         $  750        $1,283         $2,734



THE FOLLOWING TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH OF THE FUNDS, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE. YOU SHOULD DISREGARD ANY REFERENCE TO SERIES I SHARES OF THE JOHN HANCOCK TRUST IF YOUR CONTRACT WAS ISSUED AFTER MAY 13, 2005. FOR CONTRACTS ISSUED PRIOR TO THAT DATE, WE INVEST THE ASSETS OF EACH SUB-ACCOUNT CORRESPONDING TO A JOHN HANCOCK TRUST FUND IN SERIES I SHARES OF THAT FUND (EXCEPT IN THE CASE OF FUNDS THAT COMMENCED OPERATIONS ON OR AFTER MAY 13, 2002.)



Not all funds are available for all versions of the Contracts. The Funds available may be restricted if you purchased a guaranteed minimum withdrawal benefit rider (See Optional Benefits).



                                                                       ACQUIRED
                                                                      FUND FEES        TOTAL        CONTRACTUAL
                                MANAGEMENT      12B-1      OTHER        AND          OPERATING        EXPENSE       NET OPERATING
FUNDS                              FEES         FEES    EXPENSES(1)  AND EXPENSES   EXPENSES(2)     REIMBURSEMENT      EXPENSES
---------------------------     ----------    --------   ---------   ------------   -----------   ---------------   -------------
500 INDEX
Series I Class                    0.46%         0.05%      0.03%          --           0.54%             --             0.54%
Series II Class                   0.46%         0.25%      0.03%          --           0.74%             --             0.74%
ACTIVE BOND
Series I Class                    0.60%         0.05%      0.04%          --           0.69%             --             0.69%
Series II Class                   0.60%         0.25%      0.04%          --           0.89%             --             0.89%
ALL CAP CORE
Series I Class                    0.78%         0.05%      0.05%          --           0.88%             --             0.88%
Series II Class                   0.78%         0.25%      0.05%          --           1.08%             --             1.08%
ALL CAP GROWTH
Series I Class                    0.85%         0.05%      0.05%          --           0.95%             --             0.95%
Series II Class                   0.85%         0.25%      0.05%          --           1.15%             --             1.15%
ALL CAP VALUE
Series I Class                    0.82%         0.05%      0.05%          --           0.92%             --             0.92%
Series II Class                   0.82%         0.25%      0.05%          --           1.12%             --             1.12%
BLUE CHIP GROWTH(3)
Series I Class                    0.81%         0.05%      0.02%          --           0.88%             --             0.88%
Series II Class                   0.81%         0.25%      0.02%          --           1.08%             --             1.08%
CAPITAL APPRECIATION
Series I Class                    0.75%         0.05%      0.03%          --           0.83%             --             0.83%
Series II Class                   0.75%         0.25%      0.03%          --           1.03%             --             1.03%
CLASSIC VALUE
Series I Class                    0.80%         0.05%      0.11%          --           0.96%             --             0.96%
Series II Class                   0.80%         0.25%      0.11%          --           1.16%             --             1.16%
CORE BOND
Series I Class                    0.67%         0.05%      0.12%          --           0.84%             --             0.84%
Series II Class                   0.67%         0.25%      0.12%          --           1.04%             --             1.04%
CORE EQUITY
Series I Class                    0.78%         0.05%      0.05%          --           0.88%             --             0.88%
Series II Class                   0.78%         0.25%      0.05%          --           1.08%             --             1.08%
DYNAMIC GROWTH(4)
Series I Class                    0.90%         0.05%      0.06%          --           1.01%             --             1.01%
Series II Class                   0.90%         0.25%      0.06%          --           1.21%             --             1.21%

                                                                       ACQUIRED
                                                                      FUND FEES        TOTAL        CONTRACTUAL
                                MANAGEMENT      12B-1      OTHER        AND          OPERATING        EXPENSE       NET OPERATING
FUNDS                              FEES         FEES    EXPENSES(1)  AND EXPENSES   EXPENSES(2)   REIMBURSEMENT      EXPENSES
---------------------------     ----------    --------  -----------  ------------   -----------   ---------------   -------------
EMERGING GROWTH(5)
Series I Class                    0.80%         0.05%      0.77%          --           1.62%            0.52%           1.10%
Series II Class                   0.80%         0.25%      0.55%          --           1.60%            0.29%           1.31%
EMERGING SMALL COMPANY(4)
Series I Class                    0.97%         0.05%      0.05%          --           1.07%             --             1.07%
Series II Class                   0.97%         0.25%      0.05%          --           1.27%             --             1.27%
EQUITY-INCOME(3)
Series I Class                    0.81%         0.05%      0.03%          --           0.89%             --             0.89%
Series II Class                   0.81%         0.25%      0.03%          --           1.09%             --             1.09%
FINANCIAL SERVICES
Series I Class                    0.82%         0.05%      0.04%          --           0.91%             --             0.91%
Series II Class                   0.82%         0.25%      0.04%          --           1.11%             --             1.11%
FRANKLIN TEMPLETON
FOUNDING ALLOCATION
TRUST(6,7)
Series II Class                   0.05%         0.25%      0.07%         0.97%         1.34%            0.09%           1.25%
FUNDAMENTAL VALUE
Series I Class                    0.77%         0.05%      0.04%          --           0.86%             --             0.86%
Series II Class                   0.77%         0.25%      0.04%          --           1.06%             --             1.06%
GLOBAL ALLOCATION
Series I Class                    0.85%         0.05%      0.13%          --           1.03%             --             1.03%
Series II Class                   0.85%         0.25%      0.13%          --           1.23%             --             1.23%
GLOBAL BOND
Series I Class                    0.70%         0.05%      0.10%          --           0.85%             --             0.85%
Series II Class                   0.70%         0.25%      0.10%          --           1.05%             --             1.05%
GLOBAL(8,5)
Series I Class                    0.82%         0.05%      0.14%          --           1.01%             --             1.01%
Series II Class                   0.82%         0.25%      0.14%          --           1.21%             --             1.21%
HEALTH SCIENCES(3)
Series I Class                    1.05%         0.05%      0.09%          --           1.19%             --             1.19%
Series II Class                   1.05%         0.25%      0.09%          --           1.39%             --             1.39%
HIGH INCOME
Series I Class(6)                 0.68%         0.05%      0.06%          --           0.79%             --             0.79%
Series II Class(6)                0.68%         0.25%      0.06%          --           0.99%             --             0.99%
HIGH YIELD
Series I Class                    0.66%         0.05%      0.05%          --           0.76%             --             0.76%
Series II Class                   0.66%         0.25%      0.05%          --           0.96%             --             0.96%
INCOME & VALUE
Series I Class                    0.79%         0.05%      0.07%          --           0.91%             --             0.91%
Series II Class                   0.79%         0.25%      0.07%          --           1.11%             --             1.11%
INDEX ALLOCATION(9)
Series I Class(6)                 0.05%         0.05%      0.09%         0.53%         0.72%            0.12%           0.60%
Series II Class                   0.05%         0.25%      0.09%         0.53%         0.92%            0.12%           0.80%
INTERNATIONAL CORE
Series I Class                    0.89%         0.05%      0.10%          --           1.04%             --             1.04%
Series II Class                   0.89%         0.25%      0.10%          --           1.24%             --             1.24%
INTERNATIONAL EQUITY INDEX A
Series I Class                    0.53%         0.05%      0.02%         0.01%         0.61%            0.00%           0.61%
Series II Class                   0.53%         0.25%      0.02%         0.01%         0.81%            0.00%           0.81%
INTERNATIONAL OPPORTUNITIES
Series I Class                    0.89%         0.05%      0.13%          --           1.07%             --             1.07%
Series II Class                   0.89%         0.25%      0.11%          --           1.25%             --             1.25%
INTERNATIONAL SMALL CAP
Series I Class                    0.92%         0.05%      0.19%          --           1.16%             --             1.16%
Series II Class                   0.92%         0.25%      0.19%          --           1.36%             --             1.36%

                                                                       ACQUIRED
                                                                      FUND FEES        TOTAL        CONTRACTUAL
                                MANAGEMENT      12B-1      OTHER         AND         OPERATING        EXPENSE       NET OPERATING
FUNDS                              FEES         FEES    EXPENSES(1)  AND EXPENSES   EXPENSES(2)   REIMBURSEMENT      EXPENSES
---------------------------     ----------    --------  -----------  ------------   -----------   ---------------   -------------
INTERNATIONAL VALUE(8)
Series I Class                    0.82%         0.05%      0.11%          --           0.98%             --             0.98%
Series II Class                   0.82%         0.25%      0.11%          --           1.18%             --             1.18%
INVESTMENT QUALITY BOND
Series I Class                    0.60%         0.05%      0.07%          --           0.72%             --             0.72%
Series II Class                   0.60%         0.25%      0.07%          --           0.92%             --             0.92%
LARGE CAP4
Series I Class                    0.72%         0.05%      0.01%          --           0.78%             --             0.78%
Series II Class                   0.72%         0.25%      0.04%          --           1.01%             --             1.01%
LARGE CAP VALUE(4)
Series I Class                    0.82%         0.05%      0.08%          --           0.95%             --             0.95%
Series II Class                   0.82%         0.25%      0.06%          --           1.13%             --             1.13%
LIFESTYLE AGGRESSIVE
Series I Class                    0.04%         0.05%      0.02%         0.90%         1.01%             --             1.01%
Series II Class                   0.04%         0.25%      0.02%         0.90%         1.21%             --             1.21%
LIFESTYLE BALANCED
Series I Class                    0.04%         0.05%      0.01%         0.84%         0.94%             --             0.94%
Series II Class                   0.04%         0.25%      0.01%         0.84%         1.14%             --             1.14%
LIFESTYLE CONSERVATIVE
Series I Class                    0.04%         0.05%      0.02%         0.78%         0.89%             --             0.89%
Series II Class                   0.04%         0.25%      0.02%         0.78%         1.09%             --             1.09%
LIFESTYLE GROWTH
Series I Class                    0.04%         0.05%      0.01%         0.87%         0.97%             --             0.97%
Series II Class                   0.04%         0.25%      0.01%         0.87%         1.17%             --             1.17%
LIFESTYLE MODERATE
Series I Class                    0.04%         0.05%      0.02%         0.81%         0.92%             --             0.92%
Series II Class                   0.04%         0.25%      0.02%         0.81%         1.12%             --             1.12%
MID CAP INDEX
Series I Class                    0.48%         0.05%      0.04%          --           0.57%             --             0.57%
Series II Class                   0.48%         0.25%      0.04%          --           0.77%             --             0.77%
MID CAP INTERSECTION(6)
Series I Class                    0.87%         0.05%      0.07%          --           0.99%             --             0.99%
Series II Class                   0.87%         0.25%      0.07%          --           1.19%             --             1.19%
MID CAP STOCK
Series I Class                    0.84%         0.05%      0.04%          --           0.93%             --             0.93%
Series II Class                   0.84%         0.25%      0.04%          --           1.13%             --             1.13%
MID CAP VALUE
Series I Class                    0.86%         0.05%      0.04%          --           0.95%             --             0.95%
Series II Class                   0.86%         0.25%      0.04%          --           1.15%             --             1.15%
MONEY MARKET
Series I Class                    0.48%         0.05%      0.03%          --           0.56%             --             0.56%
Series II Class                   0.48%         0.25%      0.03%          --           0.76%             --             0.76%
NATURAL RESOURCES
Series I Class                    1.00%         0.05%      0.06%          --           1.11%             --             1.11%
Series II Class                   1.00%         0.25%      0.06%          --           1.31%             --             1.31%
PACIFIC RIM
Series I Class                    0.80%         0.05%      0.22%          --           1.07%             --             1.07%
Series II Class                   0.80%         0.25%      0.22%          --           1.27%             --             1.27%
QUANTITATIVE ALL CAP
Series I Class                    0.71%         0.05%      0.05%          --           0.81%             --             0.81%
Series II Class                   0.71%         0.25%      0.05%          --           1.01%             --             1.01%
QUANTITATIVE MID CAP
Series I Class(6)                 0.74%         0.05%      0.13%          --           0.92%             --             0.92%
Series II Class(6)                0.74%         0.25%      0.13%          --           1.12%             --             1.12%

                                                                       ACQUIRED
                                                                      FUND FEES        TOTAL        CONTRACTUAL
                                MANAGEMENT      12B-1      OTHER        AND          OPERATING        EXPENSE       NET OPERATING
FUNDS                              FEES         FEES    EXPENSES(1)  AND EXPENSES   EXPENSES(2)   REIMBURSEMENT      EXPENSES
---------------------------     ----------    --------  -----------  ------------   -----------   ---------------   -------------
QUANTITATIVE VALUE
Series I Class                    0.68%         0.05%      0.05%          --           0.78%             --             0.78%
Series II Class                   0.68%         0.25%      0.05%          --           0.98%             --             0.98%
REAL ESTATE SECURITIES
Series I Class                    0.70%         0.05%      0.03%          --           0.78%             --             0.78%
Series II Class                   0.70%         0.25%      0.03%          --           0.98%             --             0.98%
REAL RETURN BOND(10)
Series I Class                    0.70%         0.05%      0.07%          --           0.82%             --             0.82%
Series II Class                   0.70%         0.25%      0.07%          --           1.02%             --             1.02%
SCIENCE & TECHNOLOGY(3)
Series I Class                    1.05%         0.05%      0.08%          --           1.18%             --             1.18%
Series II Class                   1.05%         0.25%      0.09%          --           1.39%             --             1.39%
SMALL CAP
Series I Class                    0.85%         0.05%      0.06%          --           0.96%             --             0.96%
Series II Class                   0.85%         0.25%      0.05%          --           1.15%             --             1.15%
SMALL CAP GROWTH
Series I Class                    1.07%         0.05%      0.11%          --           1.23%             --             1.23%
Series II Class                   1.07%         0.25%      0.08%          --           1.40%             --             1.40%
SMALL CAP INDEX
Series I Class                    0.48%         0.05%      0.04%          --           0.57%             --             0.57%
Series II Class                   0.48%         0.25%      0.04%          --           0.77%             --             0.77%
SMALL CAP OPPORTUNITIES
Series I Class                    0.99%         0.05%      0.03%          --           1.07%             --             1.07%
Series II Class                   0.99%         0.25%      0.03%          --           1.27%             --             1.27%
SMALL CAP VALUE
Series I Class                    1.06%         0.05%      0.08%          --           1.19%             --             1.19%
Series II Class                   1.06%         0.25%      0.06%          --           1.37%             --             1.37%
SMALL COMPANY
Series I Class                    1.04%         0.05%      0.27%          --           1.36%             --             1.36%
Series II Class                   1.04%         0.25%      0.27%          --           1.56%             --             1.56%
SMALL COMPANY VALUE(3)
Series I Class                    1.02%         0.05%      0.05%          --           1.12%             --             1.12%
Series II Class                   1.02%         0.25%      0.05%          --           1.32%             --             1.32%
SPECIAL VALUE(4)
Series I Class                    0.95%         0.05%      0.07%         0.02%         1.09%             --             1.09%
Series II Class                   0.95%         0.25%      0.07%         0.02%         1.29%             --             1.29%
STRATEGIC BOND
Series I Class                    0.68%         0.05%      0.07%          --           0.80%             --             0.80%
Series II Class                   0.68%         0.25%      0.07%          --           1.00%             --             1.00%
STRATEGIC INCOME
Series I Class                    0.71%         0.05%      0.14%          --           0.90%             --             0.90%
Series II Class                   0.71%         0.25%      0.14%          --           1.10%             --             1.10%
TOTAL RETURN
Series I Class                    0.70%         0.05%      0.06%          --           0.81%             --             0.81%
Series II Class                   0.70%         0.25%      0.06%          --           1.01%             --             1.01%
TOTAL STOCK MARKET INDEX
Series I Class                    0.49%         0.05%      0.03%          --           0.57%             --             0.57%
Series II Class                   0.49%         0.25%      0.03%          --           0.77%             --             0.77%
U.S. CORE
Series I Class                    0.76%         0.05%      0.06%          --           0.87%             --             0.87%
Series II Class                   0.76%         0.25%      0.06%          --           1.07%             --             1.07%
U.S. GLOBAL LEADERS GROWTH
Series I Class                    0.69%         0.05%      0.03%          --           0.77%             --             0.77%
Series II Class                   0.69%         0.25%      0.03%          --           0.97%             --             0.97%

                                                                       ACQUIRED
                                                                      FUND FEES        TOTAL        CONTRACTUAL
                                MANAGEMENT      12B-1      OTHER        AND          OPERATING        EXPENSE       NET OPERATING
FUNDS                              FEES         FEES    EXPENSES(1)  AND EXPENSES   EXPENSES(2)   REIMBURSEMENT      EXPENSES
---------------------------     ----------    --------  -----------  ------------   -----------   ---------------   -------------
U.S. GOVERNMENT SECURITIES(4)
Series I Class                    0.61%         0.05%      0.08%          --           0.74%             --             0.74%
Series II Class                   0.61%         0.25%      0.08%          --           0.94%             --             0.94%
U.S. HIGH YIELD BOND
Series I Class                    0.73%         0.05%      0.02%          --           0.80%             --             0.80%
Series II Class                   0.73%         0.25%      0.06%          --           1.04%             --             1.04%
U.S. LARGE CAP
Series I Class                    0.83%         0.05%      0.03%          --           0.91%             --             0.91%
Series II Class                   0.83%         0.25%      0.03%          --           1.11%             --             1.11%
UTILITIES
Series I Class                    0.83%         0.05%      0.12%          --           1.00%             --             1.00%
Series II Class                   0.83%         0.25%      0.12%          --           1.20%             --             1.20%
VALUE
Series I Class                    0.74%         0.05%      0.05%          --           0.84%             --             0.84%
Series II Class                   0.74%         0.25%      0.05%          --           1.04%             --             1.04%
FAM VARIABLE SERIES FUNDS,
INC.
  BlackRock Value
  Opportunities V.I. Fund(11)     0.75%         0.15%      0.09%         0.03%         1.02%             --             1.02%
  BlackRock Basic Value
  V.I. Fund(11)                   0.60%         0.15%      0.07%         0.01%         0.83%             --             0.83%
  BlackRock Global
  Allocation V.I. Fund(11)        0.65%         0.15%      0.14%         0.01%         0.95%             --             0.95%
PIMCO VARIABLE INSURANCE
TRUST (CLASS M):
  VIT All Asset Portfolio         0.175%        0.25%      0.25%(12)     0.61%(13)     1.485%            --            1.485%


*See notes beginning after next table.

                                             FEEDER FUNDS(14)                               MASTER FUND(14)
                              ----------------------------------------------   ------------------------------------------
                                                                                                                  TOTAL
                                                                     TOTAL                                       MASTER &
                                MANAGEMENT    12B-1      OTHER     OPERATING   MANAGEMENT    12B-1     OTHER      FEEDER
                                   FEES        FEES     EXPENSES    EXPENSES    FEES(15)      FEES    EXPENSES   EXPENSES
                              ------------   --------   --------   ---------   ----------   -------   --------   --------
AMERICAN ASSET ALLOCATION(6)
Series I Class                      --         0.60%      0.03%       0.63%        0.32%        --       0.01%      0.96%
Series II Class                     --         0.75%      0.03%       0.78%        0.32%        --       0.01%      1.11%
AMERICAN BLUE CHIP INCOME
AND GROWTH
Series I Class                      --         0.35%      0.04%       0.39%        0.42%      0.25%      0.01%      1.07%
Series II Class                     --         0.50%      0.04%       0.54%        0.42%      0.25%      0.01%      1.22%
AMERICAN BOND
Series I Class                      --         0.35%      0.03%       0.38%        0.41%      0.25%      0.01%      1.05%
Series II Class                     --         0.50%      0.03%       0.53%        0.41%      0.25%      0.01%      1.20%
AMERICAN GLOBAL GROWTH(6)
Series I Class                      --         0.60%      0.03%       0.63%        0.55%        --       0.04%      1.22%
Series II Class                     --         0.75%      0.03%       0.78%        0.55%        --       0.04%      1.37%
AMERICAN GLOBAL SMALL
CAP(6)
Series I Class                      --         0.60%      0.03%       0.63%        0.72%        --       0.05%      1.40%
Series II Class                     --         0.75%      0.03%       0.78%        0.72%        --       0.05%      1.55%
AMERICAN GROWTH
Series I Class                      --         0.35%      0.03%       0.38%        0.32%      0.25%      0.02%      0.97%
Series II Class                     --         0.50%      0.03%       0.53%        0.32%      0.25%      0.02%      1.12%
AMERICAN GROWTH-INCOME
Series I Class                      --         0.35%      0.03%       0.38%        0.27%      0.25%      0.01%      0.91%
Series II Class                     --         0.50%      0.03%       0.53%        0.27%      0.25%      0.01%      1.06%
AMERICAN HIGH-INCOME(6)
Series I Class                      --         0.60%      0.03%       0.63%        0.48%        --       0.01%      1.12%
Series II Class                     --         0.75%      0.03%       0.78%        0.48%        --       0.01%      1.27%
AMERICAN INTERNATIONAL
Series I Class                      --         0.35%      0.03%       0.38%        0.50%      0.25%      0.05%      1.18%
Series II Class                     --         0.50%      0.03%       0.53%        0.50%      0.25%      0.05%      1.33%
AMERICAN NEW WORLD(6)
Series I Class                      --         0.60%      0.03%       0.63%        0.81%        --       0.08%      1.52%
Series II Class                     --         0.75%      0.03%       0.78%        0.81%        --       0.08%      1.67%


FOOTNOTES TO EXPENSE TABLE:


(1)The Adviser has voluntarily agreed to limit Other Expenses as described under "Management of JHT -- Advisory Fee Waivers and Expense Reimbursements." The Adviser may terminate this limitation at any time upon notice to JHT.



(2)The "Total Operating Expenses" include fees and expenses incurred indirectly by a Fund as a result of its investment in other investment companies (each, an "Acquired Fund"). The Total Fund Annual Expenses shown may not correlate to the Fund's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund fees and expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Fund's current fiscal year.



(3)The Adviser has voluntarily agreed to waive a portion of its advisory fee for each of these T. Rowe Price subadvised funds as described under "Management of JHT -- Advisory Fee Waivers and Expense Reimbursements." The Adviser may terminate this waiver at any time upon notice to JHT.



(4)The advisory fees were changed during the previous fiscal year. Rates shown reflect what the advisory fees would have been during the fiscal year 2006 had the new rates been in effect for the whole year.



(5)The Adviser has contractually agreed to limit "Other Expenses" for the Emerging Growth Trust and Global Trust as described under "Management of JHT -- Adviser Fee Waivers and Reimbursement." The limit will remain in effect until May 1, 2008.



(6)For Funds that have not started operations or have operations of less than six months as of December 31, 2006, expenses are based on estimates of expenses are expected to be incurred over the next year.

(7) The Franklin Templeton Founding Allocation Trust is subject to an expense reimbursement as noted under "Management of JHT -- Advisory Fee Waivers and Expense Reimbursements." This contractual expense reimbursement will remain in effect until May 1, 2008, but may be terminated any time after May 1, 2008. If expenses were not reimbursed, expenses reflected in the table would be higher. The Franklin Templeton Founding Allocation Trust currently invests in the Global Trust, the Mutual Shares Trust and the Income Trust. The expenses of each of these funds are set forth above.



(8) The Adviser has voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the Global Trust and the International Value Trust Fund does not exceed 0.45% of the Fund's average net assets. For the year ended December 31, 2006, the effective annual advisory fees reflecting these waivers for the Global Trust and the International Value Trust were 0.80% and 0.80%, respectively. The Net Operating Expenses for Global Trust Series NAV, Series I, Series II reflecting these waivers were 0.94%, 0.99% and 1.19%, respectively; and for International Value Trust Series NAV, Series I and Series II reflecting these waivers were 0.91%, 0.96% and 1.16%, respectively. These advisory fee waivers may be rescinded at any time.



(9) The Adviser has contractually agreed to reimburse expenses of the Index Allocation Trust as described under "Management of JHT - Contractual Expense Limit" until May 1, 2008.



(10) The Real Return Bond Trust is subject to a voluntary advisory fee waiver as noted under "Advisory Fee Waivers and Expense Reimbursement."



(11) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report, which does not include Acquired Fund Fees and Expenses.



(12) "Other Expenses" reflect an administrative fee of 0.25%.



(13) Acquired Fund Fees and Expenses for the Portfolio are estimated based upon an allocation of the Portfolio's assets among the Underlying Funds and upon the total annual operating expenses of the Institutional shares of these Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.



(14) A "feeder fund" means that the Fund does not buy investment securities directly. Instead, it invests in a "master fund" which in turn purchases investment securities. The Prospectus of the master fund for each of these feeder funds will be delivered together with this Prospectus.



(15) Capital Research Management Company (the adviser to the master fund for each of the JHT feeder funds) is waiving a portion of its management fee. The fees shown do not reflect the waiver. Please see the financial highlights table in the American Funds prospectus or annual report for further information.


We include a Table of Accumulation Unit Values relating to the Contracts in Appendix U to this Prospectus.

LOCATION OF FINANCIAL STATEMENTS. Our financial statements and those of the respective Separate Account may be found in the Statements of Additional Information.

     IV. General Information About Us, the Separate Accounts and the Funds


THE COMPANIES

We are subsidiaries of Manulife Financial Corporation.

Your Contract is issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.

John Hancock USA, formerly known as "The Manufacturers Life Insurance Company (U.S.A.)," is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805.

John Hancock New York, formerly known as "The Manufacturers Life Insurance Company of New York," is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla New York 10595. John Hancock New York also has an Annuities Service Center at 601 Congress Street, Boston, Massachusetts 02210-2805.

The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation's acquisition of John Hancock Financial Services, Inc.

John Hancock USA and John Hancock New York have received the following ratings from independent rating agencies:


AAA                     Extremely strong financial security
Standard & Poor's       characteristics; 1st category of 21
A++                     Superior companies have a very strong
A.M. Best               ability to meet their obligations; 1st
                        category of 16

AA+                     Very strong capacity to meet
Fitch                   policyholder and contract obligations;
                        2nd category of 24


John Hancock USA has also received the following rating from Moody's:

Aa2                      Excellent in financial strength; 3rd
Moody's                  category of 21

These ratings, which are current as of the date of this Prospectus and are subject to change, are assigned as a measure of John Hancock USA's and John Hancock New York's ability to honor any guarantees provided by the Contract and any applicable optional Riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Fund.


With respect to the fixed portion of the Contracts issued by John Hancock USA, The Manufacturers Life Insurance Company unconditionally guarantees to make Funds available to John Hancock USA for the timely payment of contractual claims under certain John Hancock USA Fixed Annuity contracts pursuant to a Guarantee Agreement dated March 31, 1996. The guarantee may be terminated by The Manufacturers Life Insurance Company upon notice to John Hancock USA. Termination will not affect The Manufacturers Life Insurance Company's continuing liability with respect to all Fixed Annuity contracts and Fixed Investment Options issued by John Hancock USA prior to the termination of the guarantee except if:


      - the liability to pay contractual claims under the contracts is assumed by another insurer; or

      - we are sold and the buyer's guarantee is substituted for The Manufacturers Life Insurance Company's guarantee.

THE SEPARATE ACCOUNTS

We use our Separate Accounts to support the Variable Investment Options you choose.

You do not invest directly in the Funds made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Fund through one of our Separate Accounts. We hold the Fund's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Fund) of the applicable Separate Account. A Separate Account's assets (including the Fund's shares) belong to the Company that maintains that Separate Account.


For Contracts issued by John Hancock USA, we purchase and hold Fund shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H. John Hancock USA, then known as "The Manufacturers Life Insurance Company (U.S.A.)," became the owner of this Separate Account in a merger transaction with The Manufacturers Life Insurance Company of North America ("Manulife North America") on January 1, 2002. Manulife North America initially established Separate Account H on August 24, 1984 as a separate account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a Separate Account under the laws of Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H, and assumed all of Manulife North America's obligations including those under its Contracts. The merger had no other effects on the terms and conditions of Contracts issued prior to January 1, 2002.


For Contracts issued by John Hancock New York, we purchase and hold Fund shares in John Hancock Life Insurance Company of New York Separate Account A. John Hancock New York established this Separate Account on March 4, 1992 as a separate account under the laws of New York.

The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company's other income, gains, or losses. Nevertheless, all obligations arising under a Company's Contracts are general corporate obligations of that Company. Assets of a Separate Accounts may not be charged with liabilities arising out of any of the respective Company's business.

We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.


We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company's Separate Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


THE FUNDS

When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Accounts and it invests in shares of a corresponding Fund of:

      - the John Hancock Trust; or o the PIMCO Variable Insurance Trust with respect to the "PIMCO VIT All Asset Portfolio"; or


      - for certain John Hancock USA Contracts issued before January 28, 2002, the BlackRock Variable Series Funds, Inc.
          with respect to the "BlackRock Basic Value V.I. Fund," the "BlackRock Value Opportunities V.I. Fund" and the "BlackRock Global Allocation V.I. Fund".



THE FUNDS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Funds are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Funds also may be available through participation in certain qualified pension or retirement plans.



Investment Management



The Funds' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Fund described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE FUNDS HELD IN OUR SEPARATE ACCOUNT.

The John Hancock Trust is a so-called "series" type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Funds. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.



The John Hancock Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a Subadviser for a Fund or the fees paid to Subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS LLC to appoint a Subadviser that is an affiliate of JHIMS LLC or the John Hancock Trust (other than by reason of serving as Subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.



The All Asset Fund of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO") and pays investment management fees to PIMCO.



The BlackRock Basic Value V.I. Fund, BlackRock Value Opportunities V.I. Fund, and the BlackRock Global Allocation V.I. Fund receive investment advisory services from BlackRock Advisors, LLC. BlackRock Advisors, LLC has retained BlackRock Investment Management, LLC ("BIM"), an affiliate, to act as the investment sub-adviser to the BlackRock Basic Value V.I. Fund and the BlackRock Value Opportunities V.I. Fund and BlackRock Asset Management U.K. Limited ("BAM UK"), an affiliate, to act as the investment sub-adviser to the BlackRock Global Allocation V.I. Fund and may pay BIM and BAM UK a portion of the annual management fee it receives from each respective Fund.


If shares of a Fund are no longer available for investment or in our judgment investment in a Fund becomes inappropriate, we may eliminate the shares of a Fund and substitute shares of another Fund, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).


Fund Expenses



The table in the Fee Tables section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Fund shares as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 2006, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Funds are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any Separate Account Investment Options you select.



The Funds pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Funds. The amount of this compensation is based on a percentage of the assets of the Fund attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Fund to Fund and among classes of shares within a Fund. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Fund's assets and paid for the services we or our affiliates provide to that Fund. In addition, compensation payments of up to 0.45% of assets may be made by a Fund's investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" Funds of the John Hancock Trust for the marketing support services it provides (see "V. Distribution of Contracts"). Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Fund Operating Expenses table.



Funds-of-Funds and Master-Feeder Funds



Each of the John Hancock Trust's Index Allocation, Franklin Templeton Founding Allocation, Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Funds ("JHT Funds of Funds") is a "fund-of funds" that invest in other underlying funds. Expenses for a fund-of-funds may be higher than that for other funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests. The prospectus for each of the JHT Funds of Funds contains a description of the underlying funds for that Fund, including expenses and associated investment risks.



Each of the John Hancock Trust's American Asset Allocation, American Bond, American Global Growth, American Global Small Cap, American Growth, American Growth-Income, American High Income, American International, and American New World Trust ("JHT American Funds") invests in Series 1 or Series 2 shares of the corresponding investment portfolio of a "master" fund. The JHT American Funds operate as "feeder funds," which means that the each Fund does not buy investment securities directly. Instead, it invests in a corresponding "master fund" which in turn purchases investment securities. Each of the JHT American Funds has the same investment objective and limitations as its corresponding master fund. The combined master and feeder 12b-1 fees for each JHT

American Fund totals 0.75% of net assets. The prospectus for the American Fund master funds is included with the prospectuses for the JHT American Funds.



Fund Investment Objectives and Strategies


You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Funds that we make available under the Contracts. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS (INCLUDING THE PROSPECTUS FOR A MASTER FUND FOR ANY OF THE FUNDS THAT ARE OPERATED AS "FEEDER FUNDS"), WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.



                               JOHN HANCOCK TRUST
We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.



   The Funds available may be restricted if you purchase a guaranteed minimum withdrawal benefit rider
        (See APPENDIX D: Optional Guaranteed Minimum Withdrawal Benefits).



AIM CAPITAL MANAGEMENT, INC.
       All Cap Growth Trust           Seeks long-term capital appreciation.  To do this, the Fund invests principally in common stocks of companies likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average,
                                      long-term growth in earnings and have excellent prospects for future growth.

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
       Small Company Trust            Seeks long-term capital growth.  To do this, the Fund will invest at least 80% of its net assets in stocks of small U.S.
                                      companies.

BLACKROCK INVESTMENT MANAGEMENT, LLC
       Large Cap Value Trust          Seeks long-term growth of capital.  To do this, the Fund
                                      invests at least 80% of its net assets in equity securities of large cap U.S. companies with strong relative earnings growth, earnings quality and good relative valuation.

CAPITAL GUARDIAN TRUST COMPANY
       Income & Value Trust           Seeks the balanced accomplishment of (a) conservation of
                                      principal and (b) long-term growth of capital and income.  To do this, the Fund invests its assets in both equity and fixed income securities based on the expected returns of the
                                      portfolios.

       U.S. Large Cap Trust           Seeks long-term growth of capital and income.  To do this, the
                                      Fund invests at least 80% of its net assets in equity and
                                      equity-related securities of quality large-cap U.S. companies that will outperform their peers over time.

CAPITAL RESEARCH AND MANAGEMENT COMPANY (Adviser to the American Fund Insurance Series)
       American Asset Allocation     Seeks to provide high total return (including income and
       Trust                         capital gains) consistent with preservation of capital over the long term.  To do this, the Fund invests all of its assets in the master fund, Class 1 shares of the American Funds Insurance
                                     Series Asset Allocation Fund, which invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments.

       American Blue Chip Income &   Seeks to produce income exceeding the average yield on U.S.
       Growth Trust                  stocks generally (as represented by the average yield on the
                                     Standard & Poor's 500 Composite Index)1 and to provide an
                                     opportunity for growth of principal consistent with sound
                                     common stock investing.  To do this, the Fund invests all of its assets in the master fund, Class 2 shares of the American
                                     Funds Insurance Series Blue Chip Income and Growth Fund, which invests primarily in common stocks of larger, more established companies based in the U.S.

CAPITAL RESEARCH AND MANAGEMENT COMPANY (Adviser to the American Fund Insurance Series) - Continued
       American Bond Trust           Seeks to maximize current income and preserve capital.  To do this, the Fund invests all of its assets in the master fund,
                                     Class 2 shares of the American Funds Insurance Series Bond
                                     Fund, which normally invests at least 80% of its assets in bonds, with at least 65% in investment-grade debt securities and up to 35% in lower rated fixed income securities.

       American Global Growth Trust  Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.  To do this, the Fund invests all of its assets in the master fund, Class 1 shares of the American Funds Insurance
                                     Series Asset Allocation Fund, which invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments.

       American Global Small Cap     Seeks to make the shareholders' investment grow over time.  To
       Trust                         do this, the Fund invests all of its assets in the master fund,
                                     Class 1 shares of the American Funds Insurance Series Global
                                     Small Capitalization Fund, which invests primarily in stocks of smaller companies located around the world.  Normally, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations.

       American Growth Trust         Seeks to make the shareholders' investment grow.  To do this, the Fund invests all of its assets in the master fund, Class 2 shares of the American Funds Insurance Series Growth Fund, which invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

       American Growth-Income Trust  Seeks to make the shareholders' investments grow and to provide the shareholder with income over time.  To do this, the Fund invests all of its assets in the master fund, Class 2 shares of the American Funds Insurance Series Growth-Income, which
                                     invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

       American High Income Trust    Seeks to provide a high level of current income and,
                                     secondarily, capital appreciation.  To do this, the Fund
                                     invests all of its assets in the master fund, Class 1 shares of the American Funds Insurance Series High-Income Bond Fund,
                                     which invests at least 65% of its assets in higher yielding and generally lower quality debt securities, and normally invests at least 80% in bonds and up to 20% in equity securities.

       American International Trust  Seeks to make the shareholders' investment grow.  To do this, the Fund invests all of its assets in the master fund, Class 2 shares of the American Funds Insurance Series International
                                     Fund, which invests primarily in common stocks of companies located outside the United States.

     American New World Trust        Seeks to make the shareholders' investment grow over time.  To do this, the Fund invests all of its assets in the master fund,
                                     Class 1 shares of the American Funds Insurance Series New World
                                     Fund, which invests primarily in stocks of companies with
                                     significant exposure to countries with developing economies and/or markets.

CLEARBRIDGE ADVISERS, LLC

       Special Value Trust           Seeks long-term capital growth.  To do this, the Fund invests at least 80% of the value of its net assets in common stocks and other equity securities of small capitalization U.S.
                                     companies. The subadviser emphasizes individual security
                                     selection while spreading the Fund's investments among
                                     industries and sectors.

DAVIS SELECTED ADVISERS, L.P.
       Financial Services Trust      Seeks growth of capital.  To do this, the Fund invests at least
                                     80% of its net assets in companies that are principally engaged in financial services.

DAVIS SELECTED ADVISERS, L.P. - CONTINUED
       Fundamental Value Trust       Seeks growth of capital.  To do this, the Fund invests in
                                     common stocks of U.S. companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value.

DECLARATION MANAGEMENT & RESEARCH COMPANY
       Active Bond Trust (2)         Seeks income and capital appreciation.  To do this, the Fund invests at least 80% of its net assets in a diversified mix of debt securities and instruments with maturity durations of approximately 4 to 6 years.

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.
       All Cap Core Trust            Seeks long-term growth of capital.  To do this, the Fund
                                     invests in common stocks and other equity securities within all asset classes (small, mid and large cap), which may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets.  The Fund may also invest in U.S. Government securities.

       Dynamic Growth Trust          Seeks long-term growth of capital.  To do this, the Fund
                                     invests at least 80% of its net assets in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.

       Real Estate Securities Trust  Seeks to achieve a combination of long-term capital appreciation and current income.  To do this, the Fund invests at least 80% of its net assets in equity securities of REITs and real estate companies.

GRANTHAM, MAYO, VAN OTTERLOO & Co. LLC
       U.S. Core Trust               Seeks a high total return.  To do this, the Fund invests at
       (formerly, Growth & Income    least 80% of its net assets in investments tied economically to
       Trust)                        the U.S., and which are undervalued or have improving
                                     fundamentals.

       International Core Trust      Seeks high total return.  To do this, the Fund typically
       (formerly, International      invests at least 80% of its total assets in a diversified
       Stock Trust)                  portfolio of equity investments from a number of developed markets outside the U.S.

INDEPENDENCE INVESTMENT LLC
       Small Cap Trust               Seeks maximum capital appreciation consistent with reasonable risk to principal.  To do this, the Fund invests at least 80%
                                     of its net assets in equity securities of small-cap companies.

JENNISON ASSOCIATES LLC
       Capital Appreciation Trust    Seeks long-term growth of capital.  To do this, the Fund
                                     invests at least 65% of its total assets in equity and
                                     equity-related securities of companies that exceed $1 billion in market capitalization and have above-average growth
                                     prospects.

LEGG MASON CAPITAL MANAGEMENT, INC.
       Core Equity Trust             Seeks long-term capital growth.  To do this, the Fund invests at least 80% of its net assets in equity securities that offer the potential for capital growth by purchasing securities at large discounts relative to their intrinsic value.

LORD ABBETT & CO. LLC
       All Cap Value Trust           Seeks capital appreciation.  To do this, the Fund invests at least 50% of its net assets in equity securities of large, seasoned U.S. and multinational companies that are believed to be undervalued. The Fund invests the remainder of its assets in undervalued mid-sized and small company securities.

LORD ABBETT & CO. LLC - CONTINUED
       Mid Cap Value Trust           Seeks capital appreciation.  To do this, the Fund invests at least 80% of its net assets in stocks of mid-sized companies that have the potential for significant market appreciation due to growing recognition of improvement in their financial
                                     results or anticipation of such improvement.

MARSICO CAPITAL MANAGEMENT, LLC
       International Opportunities   Seeks long-term growth of capital.  To do this, the Fund
       Trust                         invests at least 65% of its total assets in common stocks of at least three different foreign companies of any size that are selected for their long-term growth potential.

MASSACHUSETTS FINANCIAL SERVICES COMPANY
       Utilities Trust               Seeks capital growth and current income (income above that available from a Fund invested entirely in equity securities).
                                     To do this, the Fund invests at least 80% of its net assets in equity and debt securities of domestic and foreign companies
                                     (including emerging markets) in the utilities industry.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
       500 Index Trust               Seeks to approximate the aggregate total return of abroad U.S.
                                     domestic equity market index.  To do this, the Fund invests at least 80% of its net assets in the common stocks in the S&P 500
                                     Index(1) and securities that as a group will behave in a manner similar to the index.

       Franklin Templeton Founding   Seeks long-term growth of capital.  To do this, the Fund
       Allocation Trust              invests primarily in three JHT portfolios: Global Trust, Income
                                     Trust and Mutual Shares Trust.  The Fund is a fund of funds and is also authorized to invest in NAV shares of many other JHT portfolios and other investment companies.

       Index Allocation Trust        Seeks long term growth of capital. Current income is also a consideration.  To do this, the Fund invests approximately 70%
                                     of its total assets in John Hancock index portfolios which invest primarily in equity securities and approximately 30% of its total assets in JH portfolios which invest primarily in fixed income securities.

       Lifestyle Aggressive (3)      Seeks long-term growth of capital. Current income is not a consideration.  To do this, the Fund invests 100% of its assets in JHT Funds which invest primarily in equity securities.

       Lifestyle Balanced (3)        Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of
                                     capital.  To do this, the Fund invests approximately 40% of its assets in JHT Funds which invest primarily in fixed income securities and approximately 60% in Funds which invest
                                     primarily in equity securities.

       Lifestyle Conservative (3)    Seeks a high level of current income with some consideration given to growth of capital.  To do this, the Fund invests
                                     approximately 80% of its assets in JHT Funds which invest
                                     primarily in fixed income securities and approximately 20% in
                                     Funds which invest primarily in equity securities.

       Lifestyle Growth (3)          Seeks long-term growth of capital. Current income is also a consideration.  To do this, the Fund invests approximately 20%
                                     of its assets in JHT Funds which invest primarily in fixed income securities and approximately 80% in Funds which invest primarily in equity securities.

       Lifestyle Moderate (3)        Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income.  To do this, the Fund invests approximately 60% of its assets in JHT
                                     Funds which invest primarily in fixed income securities and approximately 40% in Funds which invest primarily in equity securities.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED - CONTINUED
       Mid Cap Index Trust           Seeks to approximate the aggregate total return of a mid cap
                                     U.S. domestic equity market index.  To do this, the Fund
                                     invests at least 80% of its net assets in the common stocks in the S&P Mid Cap 400 Index(1) and securities that as a group behave in a manner similar to the index.

       Money Market Trust            Seeks to obtain maximum current income consistent with
                                     preservation of principal and liquidity.  To do this, the Fund invests in high quality, U.S. dollar denominated money market instruments.

       Pacific Rim Trust             Seeks to achieve long-term growth of capital.  To do this, the
                                     Fund invests at least 80% of its net assets in common stocks and equity-related securities of established,
                                     larger-capitalization non-U.S. companies located in the Pacific
                                     Rim region, including emerging markets.

       Quantitative All Cap Trust    Seeks long-term growth of capital.  To do this, the Fund
                                     invests at least 65% of its total assets in equity securities of large, mid and small-cap U.S. companies with strong industry position, leading market share, proven management and strong financials.

       Quantitative Mid Cap Trust    Seeks long-term capital growth.  To do this, the Fund invests at least 80% of its net assets in U.S. mid-cap and large-cap companies' securities with strong industry positions, leading market shares, proven managements and strong balance sheets.

       Quantitative Value Trust      Seeks long-term capital appreciation.  To do this, the Fund invests at least 65% of its total assets in large-cap U.S.
                                     securities with the potential for long-term growth of capital.

       Small Cap Index Trust         Seeks to approximate the aggregate total return of as mall cap
                                     U.S. domestic equity market index.  To do this, the Fund
                                     invests at least 80% of its net assets in the common stocks in the Russell 2000 Index(4) and securities that as a group behave in a manner similar to the index.

      Total Stock Market Index Trust Seeks to approximate the aggregate total return of abroad U.S.
                                     domestic equity market index.  To do this, the Fund invests at least 80% of its net assets in the common stocks in the
                                     Wilshire 5000 Index(5) and securities that as a group will behave in a manner similar to the index.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.), LLC
       Emerging Growth Trust         Seeks superior long-term rates of return through capital
                                     appreciation.  To do this, the Fund invests primarily in high quality securities of small-cap U.S. companies whose growth prospects are better than average because they have a unique product or a technology/service edge or an expanding market share.

       High Income Trust             Seeks a high level of current income; capital appreciation is a secondary goal.  To do this, the Fund invests at least 80% of its net assets in U.S. and foreign fixed-income securities that are rated BB/Ba or lower or are unrated equivalents.

       Strategic Income Trust        Seeks a high level of current income.  To do this, the Fund invests at least 80% of its assets in foreign government and corporate debt securities from developed and emerging markets,
                                     U.S. Government and agency securities and domestic high yield bonds.

MUNDER CAPITAL MANAGEMENT
       Small Cap Opportunities       Seeks long-term capital appreciation.  To do this, the Fund
       Trust                         invests at least 80% of its net assets in equity securities of small-capitalization companies.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
       Global Bond Trust             Seeks maximum total return, consistent with preservation of capital and prudent investment management.  To do this, the
                                     Fund invests at least 80% of its net assets in fixed income instruments, futures contracts (including related options) with respect to such securities and options on such securities.

       Real Return Bond Trust        Seeks maximum real return, consistent with preservation of real capital and prudent investment management.  To do this, the
                                     Fund invests at least 80% of its net assets in
                                     inflation-indexed bonds of varying maturities issued by the
                                     U.S. and non-U.S. governments, their agencies or
                                     instrumentalities and corporations.

       Total Return Trust            Seeks maximum total return, consistent with preservation of capital and prudent investment management.  To do this, the
                                     Fund invests at least 65% of its total assets in a diversified fund of fixed income instruments of varying maturities.

PZENA INVESTMENT MANAGEMENT, LLC
       Classic Value Trust           Seeks long-term growth of capital.  To do this, the Fund
                                     invests at least 80% of its assets in domestic equity
                                     securities of companies that are currently undervalued relative to the market, based on estimated future earnings and cash flow.

RCM CAPITAL MANAGEMENT LLC
       Emerging Small Company Trust  Seeks long term capital appreciation.  To do this, the Fund invests at least 80% of its net assets in common stocks and other equity securities of U.S. companies that have a small market capitalization.  EFFECTIVE MAY 28, 2007, the Investment
                                     Strategy is: The Fund invests at least 80% of its net assets in securities of small cap companies.  The subadviser seeks to create an investment portfolio of growth stocks across major industry groups.

SSGA FUNDS MANAGEMENT, INC.
       International Equity Index    Seeks to track the performance of abroad-based equity index of
       Trust A                       foreign companies primarily in developed countries and, to a lesser extent, in emerging market countries.  To do this, the
                                     Fund invests at least 80% of its assets in securities listed in the MSCI All Country World ex-U.S. Index.(6)

SUSTAINABLE GROWTH ADVISERS, L.P.
       U.S. Global Leaders Growth    Seeks long-term growth of capital.  To do this, the Fund
       Trust                         invests least 80% of its net assets in stocks of companies determined to have a high degree of predictability and above average sustainable long-term growth.

RCM CAPITAL MANAGEMENT LLC.
T. ROWE PRICE ASSOCIATES, INC.
       Science & Technology Trust(7) Seeks long-term growth of capital. Current income is incidental to the Fund's objective.  To do this, the Fund invests at least
                                     80% of its net assets in the common stocks of companies
                                     expected to benefit from the development, advancement, and/or use of science and technology.

T. ROWE PRICE ASSOCIATES, INC.
       Blue Chip Growth Trust        Seeks to provide long-term growth of capital. Current income is a secondary objective.  To do this, the Fund invests at least
                                     80% of its net assets in the common stocks of large and
                                     medium-sized blue chip growth companies that are well
                                     established in their industries.

       Equity-Income Trust           Seeks to provide substantial dividend income and also long-term capital appreciation.  To do this, the Fund invests at least
                                     80% of its net assets in equity securities, with 65% in common stocks of well-established companies paying above-average
                                     dividends.

T. ROWE PRICE ASSOCIATES, INC. - CONTINUED
       Health Sciences Trust         Seeks long-term capital appreciation.  To do this, the Fund invests at least 80% of its net assets in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences.

       Small Company Value Trust     Seeks long-term growth of capital.  To do this, the Fund will invest at least 80% of its net assets in small companies whose common stocks are believed to be undervalued.

TEMPLETON GLOBAL ADVISORS LIMITED
       Global Trust                  Seeks long-term capital appreciation.  To do this, the Fund invests primarily in the equity securities of companies located throughout the world, including emerging markets.

TEMPLETON INVESTMENT COUNSEL, LLC
       International Small           Seeks long-term capital appreciation.  To do this, the Fund
       Cap Trust                     invests at least 80% of its net assets in securities issued by foreign small-cap companies in emerging markets.

       International Value Trust     Seeks long-term growth of capital.  To do this, the Fund
                                     invests at least 65% of its total assets in equity securities of companies located outside the U.S., including in emerging markets, and generally up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
       Global Allocation Trust       Seeks total return, consisting of long-term capital
                                     appreciation and current income.  To do this, the Fund invests in equity and fixed income securities of issuers located within and outside the U.S. based on prevailing market conditions.

       Large Cap Trust               Seeks to maximize total return, consisting of capital
                                     appreciation and current income.  To do this, the Fund invests at least 80% of its net assets in equity securities of U.S.
                                     large capitalization companies whose estimated fundamental value is greater than its market value at any given time.

VAN KAMPEN (A REGISTERED TRADE NAME OF MORGAN STANLEY INVESTMENT MANAGEMENT INC.)
       Value Trust                   Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.
                                     To do this, the Fund invests at least 65% of its total assets in equity securities which are believed to be undervalued
                                     relative to the stock market in general.

WELLINGTON MANAGEMENT COMPANY, LLP
       Investment Quality Bond Trust Seeks to provide a high level of current income consistent with the maintenance of principal and liquidity.  To do this, the
                                     Fund invests at least 80% of its net assets in bonds rated investment grade. The Fund will tend to focus on corporate bonds and U.S. government bonds with intermediate to longer term maturities.

       Mid Cap Stock Trust           Seeks long-term growth of capital.  To do this, the Fund
                                     invests at least 80% of its net assets in equity securities of medium-sized companies with significant capital appreciation potential.

       Mid Cap Intersection Trust    Seeks long-term growth of capital.  To do this, the Fund
                                     invests at least 80% of its net assets in equity securities of medium-sized companies with significant capital appreciation potential.

       Natural Resources Trust       Seeks long-term total return.  To do this, the Fund will invest at least 80% of its net assets in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets.

WELLINGTON MANAGEMENT COMPANY, LLP- CONTINUED
       Small Cap Growth Trust        Seeks long-term capital appreciation.  To do this, the Fund will invest at least 80% of its net assets in small-cap
                                     companies that are believed to offer above-average potential for growth in revenues and earnings.

       Small Cap Value Trust         Seeks long-term capital appreciation.  To do this, the Fund will invest at least 80% of its net assets in small-cap
                                     companies that are believed to be undervalued.

WELLS FARGO FUND MANAGEMENT, LLC
       Core Bond Trust               Seeks total return consisting of income and capital
                                     appreciation.  To do this, the Fund invests at least 80% of its net assets in a broad range of investment grade debt
                                     securities, including U.S. Government obligations, corporate bonds, mortgage- and other asset-backed securities and money market instruments, that offer attractive yields and are
                                     undervalued relative to issues of similar credit quality and interest rate sensitivity.

       U.S. High Yield Bond Trust    Seeks total return with a high level of current income.  To do this, the Fund invests at least 80% of its net assets in
                                     corporate debt securities that are below investment grade, including preferred and other convertible high yield securities.

WESTERN ASSET MANAGEMENT COMPANY
       High Yield Trust              Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.
                                     To do this, the Fund invests at least 80% of its net assets in high yield securities, including corporate bonds, preferred stocks and U.S. Government and foreign securities.

       Strategic Bond Trust          Seeks a high level of total return consistent with preservation of capital.  To do this, the Fund invests at least 80% of its net assets in fixed income securities across a range of credit qualities and may invest a substantial portion of its assets in obligations rated below investment grade.

       U.S. Government Securities    Seeks to obtain a high level of current income consistent with
       Trust                         preservation of capital and maintenance of liquidity.  To do this, the Fund invests at least 80% of its net assets in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.



                      BLACKROCK VARIABLE SERIES FUNDS, INC.



BLACKROCK INVESTMENT MANAGEMENT, LLC
       BlackRock Basic Value V. I. Fund          The investment objective of the Fund is to seek capital appreciation and, secondarily, income.

       BlackRock Value Opportunities V. I. Fund  The investment objective of the Fund is to seek long-term growth of capital.

BLACKROCK ASSET MANAGEMENT U.K. LIMITED
       BlackRock Global Allocation V. I. Fund    The investment objective of the Fund is to seek high total investment return.

                         PIMCO VARIABLE INSURANCE TRUST

PACIFIC INVESTMENT MANAGEMENT COMPANY
      PIMCO VIT All Asset Portfolio          The Fund invests primarily in a diversified mix of: (a) common stocks of large and mid sized U.S. companies, and (b) bonds with an overall intermediate term average maturity.


(1) "Standard & Poor's(R)," "Standard & Poor's 500(R)," and S&P Mid Cap 400(R) are trademarks of The McGraw-Hill Companies, Inc. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust. As of February 28, 2007, the mid cap range for Standard & Poor's(R) was from $1.42 billion to $410.66 billion; for the Standard & Poor's 500(R) $1.42 billion to $410.66 billion and; for the S&P Mid Cap 400(R) $590 million to $12.5 billion.



(2) The Active Bond Trust also is subadvised by MFC Global Investment Management (U.S.), LLC.



(3) Deutsche Investment Management Americas Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited for the Lifestyle Funds.



(4) "Russell 2000(R)"is a trademark of Frank Russell Company. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by the Frank Russell Company, nor does Frank Russell Company make any representation regarding the advisability of investing in the Trust. As of February 28, 2007, the mid cap range for Russell 2000(R) was from $38 million to $3.75 billion.



(5) "Wilshire 5000(R)" is a trademark of Wilshire Associates. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by Wilshire Associates, nor does Wilshire Associates make any representation regarding the advisability of investing in the Trust. As of February 28, 2007, the mid cap range for Wilshire 5000 was from $38 million to $410.66 billion.



(6) "MSCI All Country World ex-US Index(SM)" is a service mark of Morgan Stanley Capital International Inc. and its affiliates ("MSCI"). None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by MSCI, nor does MSCI make any representation regarding the advisability of investing in the Trust. As of February 28, 2007 the mid cap range was from $37 million to $244.4 billion.



(7) The Science & Technology Trust is subadvised by T. Rowe Price Associates, Inc. and RCM Capital Management LLC.


VOTING INTEREST

You instruct us how to vote Fund shares.

We will vote Fund shares held in a Separate Account at any Fund shareholder meeting in accordance with voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for proxy materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Fund shares that we hold (including our own shares and those we hold in a Separate Account for Contract Owners) in proportion to the instructions so received. The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Fund for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund.


During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Fund for which voting instructions may be given by dividing the reserve for the Contract allocated to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund. Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a Contract will usually decrease after commencement of annuity payments. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting.


We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

                         V. Description of the Contract


ELIGIBLE PLANS

Contracts may have been issued to fund Qualified Plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10" and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "Qualified Plan Types"). The Contracts is also designed so that it may be used with Non-Qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.

ACCUMULATION PERIOD PROVISIONS

We impose limits on the minimum amount of subsequent Purchase Payments.

Purchase Payments

You make Purchase Payments to us at our Annuities Service Center. The minimum initial Purchase Payment was $10,000. Subsequent Purchase Payments must be at least $30. You may make Purchase Payments at any time. Purchase Payments must be in U.S. dollars.

We may provide for Purchase Payments to be automatically withdrawn from your bank account on a periodic basis. If a Purchase Payment would cause your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, we must grant our approval in order for you to make the Purchase Payment.

John Hancock USA may have reduced or eliminated the minimum initial Purchase Payment requirement, upon your request and as permitted by state law, in the following circumstances:

      - You purchased your Contract through a 1035 exchange or a qualified plan transfer of an existing Contract(s) issued by another carrier(s) AND at the time of application, the value of your existing Contract(s) met or exceeded the applicable minimum initial Purchase Payment requirement AND prior to our receipt of such 1035 monies, the value dropped below the applicable minimum initial Purchase Payment requirement due to market conditions.

      - You purchased more than one new Contract and such Contracts cannot be combined AND the average initial Purchase Payments for these new Contracts was equal to or greater than $50,000;

      - You and your spouse each purchased at least one new Contract AND the average initial Purchase Payments for the new Contract(s) was equal to or greater than $50,000;


      - You purchased multiple Contracts issued in conjunction with a written Retirement Savings Plan (either qualified and non-qualified), for the benefit of plan participants AND the Annuitant under each Contract was a plan participant AND the average initial Purchase Payment for these new Contracts was equal to or greater than $50,000.


If permitted by state law, John Hancock USA may cancel a Contract at the end of any two consecutive Contract Years in which no Purchase Payments have been made, if both:

      - the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and

      - the Contract Value at the end of such two year period is less than $2,000.

Contracts issued by John Hancock New York may be cancelled at the end of any three consecutive Contract Years in which no Purchase Payments have been made as described above.


As a matter of administrative practice, the respective Company will attempt to notify you prior to any such cancellation in order to allow you to make the necessary Purchase Payment to keep your Contract in force. The cancellation of Contract provisions may vary in certain states to comply with the requirements of insurance laws and regulations in such states. If we cancel your Contract, we will pay you the Contract Value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "VII. Federal Tax Matters").


You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of subsequent Purchase Payments at any time by notifying us in writing (or by telephone or electronically if you comply with our telephone or electronic transaction procedures described herein).

Accumulation Units

During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of "accumulation units" to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.

We will usually credit initial Purchase Payments received by mail on the Business Day on which they are received at our Annuities Service Center, and no later than two Business Days after our receipt of all information necessary for issuing the Contract. We will inform you of any deficiencies preventing processing if your Contract cannot be issued. If the deficiencies are not remedied within five Business Days after receipt, we will return your Purchase Payment promptly, unless you specifically consent to our retaining your Purchase Payment until all necessary information is received. We will credit initial Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers have made special arrangements with us. We will credit subsequent Purchase Payments on the Business Day they are received at our Annuities Service Center.

We will deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay proceeds, or apply amounts to an Annuity Option.

We measure the value of an Investment Account in accumulation units, which vary in value with the performance of the underlying Fund.

Value of Accumulation Units


The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options you select. We arbitrarily set the value of an accumulation unit for each Sub-Account on the first Business Day the Sub-Account was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying (i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the "net investment factor" for that Sub-Account (described below) for the Business Day for which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Fund determines the net asset value of its shares.


We will use a Fund share's net asset value at the end of a Business Day to determine accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:

      - your Purchase Payment transaction is complete before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) for that Business Day, or

      - we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of the New York Stock Exchange for that Business Day.

Net Investment Factor

The net investment factor is an index used to measure the investment performance of a Sub-Account from one Business Day to the next (the "valuation period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each Sub-Account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:

      - the net asset value per share of a Fund share held in the Sub-Account determined at the end of the current valuation period, plus;

      - the per share amount of any dividend or capital gain distributions made by the Fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a Fund share held in the Sub-Account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for Separate Account Annual Expenses.

Transfers Among Investment Options

During the Accumulation Period, you may transfer amounts among the Variable Investment Options and from those Investment Options to the Fixed Investment Options, subject to the restrictions set forth below.

You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (see "Telephone and Electronic Transactions"). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the Investment Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we will transfer the entire amount instead of the requested amount.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

Investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their Investment Options on a daily basis and allow transfers among Investment Options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a variable investment option since such activity may expose a variable investment option's underlying fund to increased fund transaction costs and/or disrupt the fund manager's ability to effectively manage a fund in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.


We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.


To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day that the net asset value of the shares of a Fund are determined ending at the close of day-time trading of the New York Stock Exchange (usually 4 p.m.) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a Fixed Investment Option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Funds and (d) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under each Separate Account's policy and procedures, Contract Owners may transfer to a Money Market Investment Option even if a Contract Owner reaches the two transfer per month limit if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from that Money Market Investment Option to another variable investment option. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.


We reserve the right to take other actions to restrict trading, including, but not limited to:

      -     restricting the number of transfers made during a defined period;

      -     restricting the dollar amount of transfers;

      - restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and

      -     restricting transfers into and out of certain Sub-Account(s).

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Funds. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.


In addition to the transfer restrictions that we impose, the John Hancock Trust, BlackRock Variable Series Funds, Inc. and PIMCO Variable Insurance Trust also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Fund may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to a Fund upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.


Maximum Number of Investment Options


There is no limit on the number of Investment Options to which you may allocate Purchase Payments (except under a Rider - see Appendix D - "Optional Guaranteed Minimum Withdrawal Benefits").


We permit you to make certain types of transactions by telephone or electronically through the internet.

Telephone and Electronic Transactions

We will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the respective telephone number or internet address shown on the first page of this Prospectus.

To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

      -     any loss or theft of your password; or

      -     any unauthorized use of your password.

We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time on any Business Day, will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.

We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel are abusing the privilege to the detriment of others.

We make available Dollar Cost Averaging and Asset Rebalancing Programs.

Special Transfer Services -Dollar Cost Averaging Program

We administer a Dollar Cost Averaging ("DCA") Program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any Variable Investment Option, or from a Fixed Investment Option we permit for this purpose to other Variable Investment Options until the amount in the Investment Option from which the transfer is made is exhausted. You may establish a DCA Fixed Investment Option under the DCA Program to make automatic transfers. You may allocate only Purchase Payments (and not existing Contract Values) to the DCA Fixed Investment Option. If you elect the DCA Fixed Investment Option, we will credit the amounts allocated to this option with interest at the guaranteed interest rate in effect on the date of such allocation.

From time to time, we may offer special DCA Programs where the rate of interest credited to a Fixed Investment Option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, we will recover any amounts we credit to your account in excess of amounts earned by us on the assets in the General Account from existing charges described in your Contract. Your Contract charges will not increase as a result of electing to participate in any special DCA Program.

The DCA Program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA Program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Sub-Account when the unit value is low; less when the unit value is high. However, the DCA Program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract Owners interested in the DCA Program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA Program, you may elect to participate in the program on the appropriate application or you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the DCA Program.

Special Transfer Services - Asset Rebalancing Program

We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular Funds. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Funds. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing Program). You must include your entire value in the Variable Investment Options in the Asset Rebalancing Program. Other investment programs, such as the DCA Program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing Program.

We will permit asset rebalancing only on the following time schedules:

      - quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);

      - semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or

      - annually on December 26th (or the next Business Day if December 26th is not a Business Day).

You may withdraw all or a portion of your Contract Value, but may incur withdrawal charges or tax liability as a result.

Withdrawals

During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to our Annuities Service Center. You may make withdrawals by telephone as described above under "Telephone and Electronic Transactions". For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any Unpaid Loans and any applicable administration fee and withdrawal charge. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the amount withdrawn from that Investment Account plus any applicable withdrawal charge deducted from that Investment Account.

When making a partial withdrawal, you should specify the Investment Options from which the withdrawal is to be made. The amount requested from an Investment Option may not exceed the value of that Investment Option minus any applicable withdrawal charge. If you do not specify the Investment Options from which a partial withdrawal is to be taken, the withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Option, beginning with the shortest remaining guarantee period first and ending with the longest remaining guarantee period last. If the partial withdrawal is less than the total value in the Variable Investment Options, the withdrawal will be taken proportionately from all of your Variable Investment Options. For rules governing the order and manner of withdrawals from the Fixed Investment Option, see "Fixed Investment Options".

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the Investment Option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $300, we will treat the partial withdrawal as a total withdrawal of the Contract Value.

We will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuities Service Center, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

      - the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      -     trading on the New York Stock Exchange is restricted;

      - an emergency exists, as determined by the SEC, in which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or

      - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.


Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "VII. Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see Appendix B: "Qualified Plan Types").



IMPACT OF DIVORCE. In the event that you and your spouse become divorced after you purchase a Contract, we will consider any request to reduce or divide benefits under a Contract as a request for a withdrawal of Contract Value. The transaction may be subject to any applicable tax, withdrawal charges and, for Contracts issued with an optional minimum guaranteed withdrawal benefit Rider, Reset provisions (see "VI. Optional Benefits"). If you determine to divide a Contract with an optional benefit Rider, we will permit you to continue the existing Rider under one, but not both, resulting Contracts. We will also permit the owner of the new Contract to purchase any optional benefit rider then available.



TAX CONSIDERATIONS. Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see Appendix B: "Qualified Plan Types").


You may make Systematic "Income Plan" withdrawals.

Special Withdrawal Services - The Income Plan

We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of IP withdrawals in a Contract Year to not more than 10% of the Purchase Payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a Contract in the same Contract Year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to Contracts participating in the DCA Program or for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full

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information concerning the program and its restrictions from your registered representative or our Annuities Service Center. We do not charge a fee to participate in the IP program.

Optional Guaranteed Minimum Withdrawal Benefits


Please see Appendix D "Optional Guaranteed Minimum Withdrawal Benefits" for a general description of the Principal Plus and Principal Plus for Life optional benefit Riders that may provide guaranteed withdrawal benefits under the Contract you purchased. Under the Principal Plus for Life and Principal Plus Riders, we guarantee that you may withdraw a percentage of your investment each year until you recover your initial Purchase Payment(s), even if your Contract Value reduces to zero. We will increase the amounts we guarantee by a Bonus if you choose not to make any withdrawals at all during certain Contract Years. Depending on market performance, you may also be able to increase or "Step-up" the amounts we guarantee on certain dates. If you withdraw more than a guaranteed annual amount, however, we will reduce the amounts we guarantee for future withdrawals.



If you die during the Accumulation Period, your Beneficiary will receive a death benefit that might exceed your Contract Value.


Death Benefit During the Accumulation Period

The Contracts described in this Prospectus provide for distribution of a death benefit if a Contract Owner dies before a Contract's Maturity Date. In addition, you may have purchased a Contract with an optional death benefit Rider that will enhance the amount of death benefit. You should read your Contract carefully to determine the minimum death benefit and any enhanced death benefit payable during the Accumulation Period.

AMOUNT OF DEATH BENEFIT. The death benefit under the Contracts is the greater of:

      -     the Contract Value; or

      -     the Minimum Death Benefit.

We will decrease the death benefit by the amount of any Debt under a Contract (including any unpaid interest), and adjust the death benefit if you make withdrawals. We will increase the death benefit by any enhanced death benefit Riders that you may have purchased (see Appendix C: "Optional Enhanced Death Benefits").

MINIMUM DEATH BENEFIT. We determine the Minimum Death Benefit as follows:
Minimum Death Benefit equals the total amount of Purchase Payments, less any amounts deducted in connection with partial withdrawals.

We reduce the minimum death benefit proportionally in connection with partial withdrawals. The amount deducted equals the death benefit under your Contract before the withdrawal times the ratio of the partial withdrawal amount divided by your Contract Value before the withdrawal.

We may reset the minimum death benefit to equal the Contract Value on the date you substitute or add any Contract Owner. For purposes of subsequent calculations of the death benefit prior to the Maturity Date, the Contract Value on the date of the change will be treated as a payment made on that date. This treatment of Contract Value as a payment is not included in cumulative Purchase Payments. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the Owner's spouse.

DETERMINATION OF DEATH BENEFIT. We determine the death benefit on the date we receive written notice and "proof of death" as well as all required claims forms from all Beneficiaries at our Annuities Service Center shown on the first page of this Prospectus. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our Annuities Service Center:

      -     a certified copy of a death certificate or;

      - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

      -     any other proof satisfactory to us.


DISTRIBUTION OF DEATH BENEFITS. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that are not issued in connection with Qualified Plans, i.e., "Non-Qualified Contracts". Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a Qualified Plan, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan. In particular, if you intend to use the Contract in connection with a Qualified Plan, including an IRA, you and your tax advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on Qualified Plans, including IRAs (see "VII. Federal Tax Matters" and Appendix B: "Qualified Plan Types").


In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit.

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

We will pay the death benefit to the Beneficiary if any Owner dies before the Maturity Date. If there is a surviving Contract Owner, that Contract Owner will be deemed to be the Beneficiary. If any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.

The death benefit may be taken in the form of a lump sum immediately. If so, we will pay death benefits under our current administrative procedures within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals").

If the death benefit payable upon the death of an Owner is not taken as a lump sum under our current administrative procedures, the Contract will continue subject to the following:

      -     The Beneficiary will become the Contract Owner.

      - Any excess of the death benefit over the Contract Value will be allocated to the Owner's Investment Accounts in proportion to their relative values on the date of receipt at our Annuities Service Center of due proof of the Owner's death.

      -     No additional Purchase Payments may be made.

      -     Withdrawal charges will be waived for all future distributions.

      - If the deceased Owner's spouse is the Beneficiary, the surviving spouse continues the Contract as the new Owner. In this case, the distribution rules applicable when a Contract Owner dies will apply when the spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), the death benefit paid upon the first Owner's death will be treated as a Purchase Payment to the Contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first Owner's death will not be considered in the determination of the spouse's death benefit.

      - If the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract must be made within five years of the Owner's death, or alternatively, distribution may be made as an annuity, under one of the Annuity Options described below under "Annuity Options", which must begin within one year of the Owner's death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see "Annuity Options" below). If the distribution is not made as an annuity, upon the death of the Beneficiary, the death benefit will equal the Contract Value and must be distributed immediately in a single sum.

      - Alternatively, if the Contract is not a qualified contract and if the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract may be made as a series of withdrawals over the Beneficiary's life expectancy. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary's life expectancy.

Optional Enhanced Death Benefits

Your Venture III Contract may include one or more of the following enhanced death benefit Riders:

      -     Annual Step Death Benefit;

      - Guaranteed Earnings Multiplier benefit (not offered in New York and Washington); and

      -     Triple Protection Death Benefit (not offered in New York and
            Washington).

These optional death benefit Riders under the Contracts were not available in all states, and were subject to our underwriting rules at the time you purchased your Contract.

For an extra fee, these optional death benefit Riders could enhance the minimum death benefit payable under your Contract, subject to the terms and limitations contained in the Rider. We provide a general description of each of these Riders in Appendix C to this Prospectus.


YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, AND ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY OPTIONAL ENHANCED DEATH BENEFIT RIDERS THAT YOU MAY HAVE PURCHASED.


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PAY-OUT PERIOD PROVISIONS


You have a choice of several different ways of receiving annuity payments from us.


General


Generally, we will begin paying annuity benefits to the Annuitant under the Contract on the Contract's Maturity Date (the first day of the Pay-out Period).



When John Hancock New York issues a Contract in New York, the Maturity Date is the date the oldest Annuitant obtains age 90, unless the Contract's specifications page states otherwise or you later change the date.



When John Hancock USA issues a Contract outside New York:



      - the Maturity Date for Contracts issued prior to May 1, 2006 is the first day of the month following the later of the 85th birthday of the oldest Annuitant or the tenth Contract Anniversary; and



      - the Maturity Date for Contracts issued on and after May 1, 2006 is the first of the month following of the 95th birthday of the oldest Annuitant or, in some cases, the tenth Contract Anniversary, if later, unless the Contract's specifications page states otherwise or you later change the date.



You should review your Contract carefully to determine the Maturity Date applicable to your Contract.



You may specify a different Maturity Date at any time by written request at least one month before both the previously specified and the new Maturity Date. The new Maturity Date may not be later than the previously specified Maturity Date unless we consent. Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences (see "VII. Federal Tax Matters"). Distributions from Qualified Contracts may be required before the Maturity Date.



You may select the frequency of annuity payments. However, if the Contract Value at the Maturity Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any Unpaid Loans, in one lump sum to the Annuitant on the Maturity Date.


Annuity Options


Annuity payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the Contract, and at any time during the Accumulation Period, you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an Annuity Option is not selected, we will provide as a default, an Annuity Option in the form of a life annuity with payments guaranteed for ten years, as described below. We will provide either variable or fixed, or a combination variable and fixed, annuity payments at the Maturity Date. We will determine annuity payments based on the Investment Account Value of each Investment Option on that date. Treasury Department regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts. Once annuity payments commence:



      - you will no longer be permitted to make any withdrawals under the Contract;



      - you will no longer be permitted to make or receive any withdrawals under a guaranteed minimum withdrawal benefit Rider; and



      -     we may not change the Annuity Option or the form of settlement.


Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.


ANNUITY OPTIONS OFFERED IN THE CONTRACT. The Contracts guarantee the availability of the following Annuity Options:


Option 1(a): Non-Refund Life Annuity - An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due.


Option 1(b): Life Annuity with Payments Guaranteed for 10 Years - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if the Annuitant dies prior to the end of the tenth year.


Option 2(a): Joint & Survivor Non-Refund Life Annuity - An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant. Because we do

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not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.


Option 2(b): Joint & Survivor Life Annuity with Payments Guaranteed for 10 Years
- An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.



ADDITIONAL ANNUITY OPTIONS. We currently offer the following Annuity Options which are in addition to the ones we are contractually obligated to make available. We may cease offering the following Annuity Options at any time and may offer other Annuity Options in the future.



Option 3: Life Annuity with Payments Guaranteed for 5, 15 or 20 Years - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for the specific number of years, we make annuity payments to the end of the last year of the 5, 15 or 20 year period.


Option 4: Joint & Two-Thirds Survivor Non-Refund Life Annuity - An annuity with full payments during the joint lifetime of the Annuitant and a designated co-Annuitant and two-thirds payments during the lifetime of the survivor. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

Option 5: Period Certain Only Annuity for 10, 15 or 20 Years - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.


ADDITIONAL ANNUITY OPTIONS FOR CONTRACTS WITH A GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER. We may make one or more additional Annuity Options available if you purchase a Contract with one of our guaranteed minimum withdrawal benefit Riders (i.e., a Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Spousal Protection or a Principal Plus for Life Plus Automatic Annual Step-up optional benefit Rider, as described in "Appendix D: Optional Guaranteed Minimum Withdrawal Benefits"). If you purchase a Contract with a guaranteed minimum withdrawal benefit Rider, you may select the additional Annuity Options shown below. Unless we permit otherwise, these additional Annuity Options are only available for Maturity Dates that coincide with the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary.



PPFL Alternate Annuity Option 1: LIA Fixed Annuity with Period Certain - This option is available if you purchase a Contract with the Principal Plus for Life or a Principal Plus for Life Plus Automatic Annual Step-up optional benefit Rider. If you purchase a Contract with a Principal Plus for Life Plus Spousal Protection Rider, this Annuity Option is available only if one Covered Person, not two, remains under the Rider at the Maturity Date. This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetime of a single Annuitant. We determine the certain period by dividing the Guaranteed Withdrawal Balance at the Maturity Date by the amount of the annual annuity benefit payment we determine for this option. This period will be rounded to the next higher month.



We determine the annual amount of Fixed Annuity payments under this option as the greater of:



      - the Lifetime Income Amount on the Maturity Date, if any, as provided by the guaranteed minimum withdrawal benefit rider that you purchased with your Contract, or



      - the annual amount that the proceeds of your Contract provides on a guaranteed basis under Annuity Option 1(a): Non-Refund Life Annuity.



PPFL Alternate Annuity Option 2: Spousal LIA Fixed Annuity with Period Certain - This Annuity Option is available if you purchase a Contract with the Principal Plus for Life Plus Spousal Protection Rider, and both Covered Persons remain under the Rider at the Maturity Date. This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetimes of the Annuitant and co-Annuitant. If you elect this option, we will make payments for a certain period and after that during the joint lifetime of the Annuitant and Co-Annuitant. Payments will then continue during the remaining lifetime of the survivor. No payments are due after the death of the last surviving Annuitant or, if later, the end of the certain period. We determine the certain period by dividing the Guaranteed Withdrawal Balance at the Maturity Date by the amount of the annual annuity benefit payment we determine for this option. This period will be rounded to the next higher month.



We determine the annual amount of Fixed Annuity payments under this option as the greater of:



      - the Lifetime Income Amount, if any, as provided by the Rider that you purchased with your Contract, or



      - the annual amount that the proceeds of your Contract provides on a guaranteed basis under Annuity Option 2(a): Joint and Survivor Non-Refund Annuity.


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


PPFL Alternate Annuity Option 3: Fixed Period Certain Only - This option is available only if:



      - you purchase a Contract with a Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Spousal Protection or a Principal Plus for Life Plus Automatic Annual Step-up optional benefit Rider; and



      - (for Principal Plus for Life, Principal Plus for Life Plus Spousal Protection and Principal Plus for Life Plus Automatic Annual Step-up Riders) there is no Lifetime Income Amount remaining (or none has been determined) at the Maturity Date.



This option provides a Fixed Annuity with payments guaranteed for a certain period and no payments thereafter. Under this option, we determine the certain period by dividing the Guaranteed Withdrawal Balance at the Maturity Date by the Guaranteed Withdrawal Amount at the Maturity Date. This period will be rounded to the next higher month. (If the period certain is less than 5 years, we may pay the benefit as a lump sum equal to the present value of the annuity payments at the rate of interest for Annuity Options as described in the Contract.)



We determine the annual amount of Fixed Annuity payments under this option as the greater of:



      (a) the Guaranteed Withdrawal Amount on the Maturity Date as provided by the Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up, or the Principal Plus for Life Plus Spousal Protection Rider that you purchased with your Contract, or



      (b) the annual amount for a Fixed Annuity with the same period certain that we determine for this option, but based on the interest rate for Annuity Options described in your Contract.



Full Surrenders During the Pay-out Period. You may surrender your Contract, after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the present value of any remaining guaranteed annuity payments ("Commuted Value") of your Contract. The Commuted Value is determined on the day we receive your written request for surrender. We determine the Commuted Value by:



      - multiplying the number of Annuity Units we currently use to determine each payment by the respective Annuity Unit value on the last payment date (see "Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments" for a description of an "Annuity Unit");



      - assuming that the net investment factor for the remainder of the guarantee period will equal the assumed interest rate of 3%, resulting in level annuity payments; and



      - calculating the present value of these payments at the assumed interest rate of 3%.



Partial Surrenders During the Pay-out Period. We permit partial surrenders after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. The Commuted Value is determined in the manner described above on the day we receive your written request for surrender.



If you elect to take only the Commuted Value of some of the remaining annuity payments due in the period certain, we will reduce the remaining annuity payments during the remaining period certain.



You will not be able to make any additional withdrawals under a Contract with a guaranteed minimum withdrawal benefit Rider once annuity payments begin under an Annuity Option.


FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "Death Benefit During Accumulation Period"), on death, withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.


We determine the amount of each Fixed Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate table in the Contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of Fixed Annuity payments.


Determination of Amount of the First Variable Annuity Benefit Payment


We determine the first Variable Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a Variable Annuity to the annuity tables contained in the Contract. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Maturity Date. We will reduce Contract Value used to determine annuity payments by any applicable premium taxes.


The rates contained in the annuity tables vary with the Annuitant's sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans. Under such tables, the longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity benefit payment will be.

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


Annuity Units and the Determination of Subsequent Variable Annuity Payments



We will base variable annuity payments after the first one on the investment performance of the Sub-Accounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity benefit payment from each Sub-Account by the Annuity Unit value of that Sub-Account (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Sub-Account is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity benefit payment is due, and the resulting amounts for each Sub-Account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made). We will deduct a pro-rata portion of the administration fee from each annuity benefit payment.


The value of an Annuity Unit for each Sub-Account for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that Sub-Account (see "Net Investment Factor") for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.


A 3% assumed interest rate is built into the annuity tables in the Contract used to determine the first Variable Annuity benefit payment. The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of Variable Annuity payments will not decrease is 4.72%.


Some transfers are permitted during the Pay-out Period, but subject to different limitations than during the Accumulation Period.

Transfers During Pay-out Period


Once Variable Annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one Sub-Account to another. You must submit your transfer request to our Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity benefit payment to which your transfer will apply. We will make transfers after the Maturity Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next annuity benefit payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the Annuity Units for the new Sub-Account selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make per Contract Year to four. Once annuity payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Fund. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


Death Benefit During Pay-out Period


If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the Pay-out Period, we will make the remaining guaranteed payments to the Beneficiary. We will make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.


Optional Guaranteed Minimum Income Benefits


Please see Appendix E "Optional Guaranteed Minimum Income Benefits" for a general description of the Optional Guaranteed Retirement Income Program Riders that may enhance guaranteed income benefits under the Contract you purchased. These optional benefit Riders guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. We base the guarantee on an amount called the "Income Base," which can be increased or decreased as provided in the Riders. The Guaranteed Retirement Income Program Riders were available only at Contract issue. The Riders cannot be revoked once elected.


OTHER CONTRACT PROVISIONS

You have a right to cancel your Contract within the permitted time.

Right to Review

You may cancel the Contract by returning it to our Annuities Service Center or to your registered representative at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract Value (minus any Unpaid Loans) computed at the end of the Business Day on which we receive your returned Contract.

No withdrawal charge is imposed upon return of a Contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all Purchase Payments if this is greater than the amount otherwise payable.

If you purchase your Contract in connection with a replacement of an existing contract, your Contract may provide for a longer time period to return it to us. For example, in New York, you may return the Contract at any time within 60 days after receiving it. Replacement of an existing annuity contract generally is defined as the purchase of a new contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new a Contract is a replacement of an existing contract.

(Applicable to Residents of California Only) Residents in California age 60 and greater may cancel the Contract by returning it to our Annuities Service Center or agent at any time within 30 days after receiving it. We will allocate your Purchase Payments to the Money Market Investment Option during this period. We will, however, permit you to elect to allocate your Purchase Payments during this 30 day period to a Fixed Investment Option (if available), or to one or more of the Variable Investment Options. If you cancel the Contract during this 30 day period and your Purchase Payments were allocated to a Fixed Investment Option or the Money-Market Investment Option, we will pay you the original amount of your Purchase Payments. If your Purchase Payments were allocated to a Variable Investment Option (other than the Money Market Fund), we will pay you the Contract Value, (minus any Unpaid Loans), computed at the end of the Business Day on which we receive your returned Contract.

You own the Contract.

Ownership

Prior to the Maturity Date, the Contract Owner is the person designated in the Contract specifications page or as subsequently named. On and after the Maturity Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.

In the case of Non-Qualified Contracts, Ownership of the Contract may be changed or the Contract may be collaterally assigned at any time prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. Changing the Ownership of a Contract may be treated as a (potentially taxable) distribution from the Contract for Federal tax purposes. A collateral assignment will be treated as a distribution from the Contract and will be tax reported as such. An addition or substitution of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change and treating that value as a Purchase Payment made on that date for purposes of computing the amount of the death benefit.

Any change of Ownership or assignment must be made in writing and received by us at the Annuities Service Center. We must approve any change. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable Beneficiary.

In the case of Qualified Contracts, Ownership of the Contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

The Annuitant is either you or someone you designate.

Annuitant


The Annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The Annuitant is entitled to receive all annuity payments under the Contract. If the Contract Owner names more than one person as an "Annuitant," the second person named shall be referred to as "co-Annuitant". The Annuitant is as designated on the Contract specifications page or in the application, unless changed. Any change of Annuitant must be made in writing in a form acceptable to us. We must approve any change.


On the death of the Annuitant prior to the Maturity Date, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the Owner becomes the Annuitant. In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract at the Maturity Date.

If any Annuitant is changed and any Contract Owner is not a natural person, the entire interest in the Contract must be distributed to the Contract Owner within five years. The amount distributed will be reduced by charges that would otherwise apply upon withdrawal.

The Beneficiary is the person you designate to receive the death benefit if you die.

Beneficiary

The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, that person will be treated as the Beneficiary. The Beneficiary may be changed subject to the rights of any irrevocable Beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, IRS regulations may limit designations of beneficiaries.

Modification

We may not modify your Contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.

Our Approval

We reserve the right to accept or reject any Contract application at our sole discretion.

Misstatement and Proof of Age, Sex or Survival


We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.


FIXED INVESTMENT OPTIONS

Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and each Company's General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor a General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, Federal securities laws may require disclosures relating to interests in a Fixed Investment Option and a General Account to be accurate.

INTEREST RATES AND AVAILABILITY. Currently, we do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option under the DCA Program (see "Special Transfer Services-Dollar Cost Averaging" for details). However, we may make available Fixed Investment Options under the Contract in the future. A Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time-to-time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.

If you purchased a John Hancock USA Contract prior to October 7, 2002, you may have elected a one-year Fixed Investment Option. You may no longer make new Purchase Payments to the one-year Fixed Investment Option, but you may transfer money from your Variable Investment Options to the one-year Fixed Investment Option. If you purchased a John Hancock USA Contract on or after October 7, 2002, you may not make Purchase Payments or transfers to the one-year Fixed Investment Option.

Fixed Investment Options are not available with John Hancock USA Contracts issued in the State of Oregon. The States of Washington and New York also restrict Purchase Payments to the Fixed Investment Options if a Guaranteed Retirement Income Program benefit is elected. Certain other states may impose restrictions on the availability of Fixed Investment Options under your Contract.

TRANSFERS. During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period. You may, however, transfer amounts from Fixed to Variable Investment Options prior to the end of the guarantee period pursuant to the DCA Program. Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.

You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Maturity Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we will establish as single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Maturity Date.

Subject to certain regulatory limitations, we may determine to restrict payments and transfers to Fixed Investment Options at any time the declared interest rate in effect equals the minimum interest rate specified in your Contract.

RENEWALS. At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period.

WITHDRAWALS. You may make total and partial withdrawals of amounts held in a Fixed Investment Option at any time during the Accumulation Period. Withdrawals from a Fixed Investment Option will be made in the same manner and be subject to the same limitations as set forth under "Withdrawals".

We reserve the right to defer payment of amounts withdrawn from a Fixed Investment Option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

If you do not specify the Investment Options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options. Such withdrawals will be made from the Investment Options beginning with the shortest guarantee period. Within such a sequence, where there are multiple Investment Accounts within a Fixed Investment Option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA Fixed Investment Option is considered to have a shorter guarantee period than the one-year Fixed Investment Option.


Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. See "VII. Federal Tax Matters" below. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. See Appendix B "Qualified Plan Types".



LOANS. We offer a loan privilege only to owners of Contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under "Qualified Contracts - Loans." (See "VII. Federal Tax Matters"). THE LOAN PRIVILEGE WILL NOT BE AVAILABLE TO SUCH CONTRACTS IF YOU ELECTED THE PRINCIPAL PLUS FOR LIFE OR PRINCIPAL PLUS OPTIONAL BENEFIT RIDERS.


CHARGES. No asset based charges are deducted from Fixed Investment Options.

                           VI. Charges and Deductions



We assess the charges and deductions under the Contracts against Purchase Payments, Contract Values or annuity payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Funds that are described in the Fund prospectuses. For information on the fees charged for optional benefit Riders, see the Fee Tables.


WITHDRAWAL CHARGES

If you make a withdrawal from your Contract during the Accumulation Period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to Purchase Payments that have been in the Contract less than three complete Contract Years. There is never a withdrawal charge with respect to earnings accumulated in the Contract, certain other amounts available for withdrawal described below ("free withdrawal amount") or Purchase Payments that have been in the Contract more than three complete Contract Years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

Each withdrawal from the Contract is allocated first to the "free withdrawal amount" and second to "unliquidated Purchase Payments". In any Contract Year, the amount available without withdrawal charges for that year is the greater of:

      - 10% of total Purchase Payments (less all prior partial withdrawals in that Contract Year); or

      - the accumulated earnings of the Contract (i.e., the excess of the Contract Value on the date of withdrawal over the unliquidated Purchase Payments).

The free withdrawal amount will be applied to a requested withdrawal, first, to withdrawals from Variable Investment Options and then to withdrawals from Fixed Investment Options beginning with those with the shortest guarantee period first and the longest guarantee period last.

Withdrawals in excess of the free withdrawal amount may be subject to withdrawal charges. A withdrawal charge will be assessed against Purchase Payments liquidated that have been in the Contract for less than three years. Purchase Payments will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate Purchase Payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such Purchase Payments were made: the oldest unliquidated Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been liquidated.

Upon a full surrender of a John Hancock USA Contract, the excess of all unliquidated Purchase Payments over the free withdrawal amount will be liquidated for purposes of calculating the withdrawal charge.

Each Purchase Payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the Purchase Payment has been in the Contract. The amount of the withdrawal charge is calculated by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage as shown in the table below.

                            MAXIMUM WITHDRAWAL CHARGE
                           (AS % OF PURCHASE PAYMENTS)

 First Year         6%
 Second Year        5%
 Third Year         4%
 Thereafter         0%

The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.

The withdrawal charge is deducted from the Contract Value remaining after the Contract Owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an Investment Account may not exceed the value of that Investment Account less any applicable withdrawal charge.

There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner or, if applicable, the Annuitant, and no withdrawal charges are imposed on the Maturity Date if the Contract Owner annuitizes as provided in the Contract.

Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sale expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts, or from general assets. Similarly, administrative expenses not fully recovered by the administrative fees may also be recovered from such other sources.

For examples of calculation of the withdrawal charge, see Appendix A: "Examples of Calculation of Withdrawal Charge". In the case of group annuity contracts issued by John Hancock USA, we reserve the right to modify the withdrawal charge as to Contracts issued after the effective date of a change specified in written notice to the group holder.

ASSET-BASED CHARGES

We deduct asset-based charges on an annual basis for administration, distribution and mortality and expense risks, assuming no optional benefit has been elected. We do not assess asset-based charges against Fixed Investment Options.

Daily Administration Fee

A daily charge in an amount equal to 0.15% of the value of each variable Investment Account on an annual basis is deducted from each Sub-Account to reimburse us for administrative expenses. This asset based administrative charge will not be deducted from the fixed account Investment Option. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each variable Investment Account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

Distribution Fee

A daily fee in an amount equal to 0.25% of the value of each Variable Investment Option on an annual basis is deducted from each Sub-Account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the Contracts and cannot be increased during the life of the Contract.

Mortality and Expense Risks Fee


The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit see "Death Benefit During Accumulation Period". The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.


To compensate us for assuming these risks, we deduct from each of the Sub-Accounts a daily charge in an amount equal to 1.25% of the value of the Variable Investment Options on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the Fixed Investment Option.

REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS

We may reduce or eliminate the amount of the charges and deductions for certain Contracts. These Contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the Contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:

      - The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts;

      - The total amount of Purchase Payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones;

      - The nature of the group or class for which the Contracts are being purchased will be considered including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts;

      - Any prior or existing relationship with us will be considered. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts;

      - The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses;

      - There may be other circumstances of which we are not presently aware, which could result in reduced expenses.

If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. In the case of group contracts, we may issue Contracts and certificates with a mortality or expense risks charge at rates less than those set out above, if we conclude that the mortality or expense risks of the groups involved are less than the risks it has determined for persons for whom the Contracts and certificates have been generally designed.

We will eliminate the withdrawal charge when a Contract is issued to officers, trustees, directors or employees (or a relative thereof) of ours, of any of our affiliates, or of the John Hancock Trust. In no event will reduction or elimination of the charges or deductions be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

PREMIUM TAXES

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

We make deductions for any applicable premium or similar taxes based on the amount of a Purchase Payment. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.


                                  PREMIUM TAX RATE
                       --------------------------------------
    STATE OR            QUALIFIED            NON-QUALIFIED
    TERRITORY           CONTRACTS              CONTRACTS
----------------       -----------          -----------------
    CA                    0.50%                    2.35%
    GUAM                  4.00%                    4.00%
    ME(1)                 0.00%                    2.00%
    NV                    0.00%                    3.50%
    PR                    3.00%                    3.00%
    SD(1)                 0.00%                    1.25%(2)
    WV                    1.00%                    1.00%
    WY                    0.00%                    1.00%


(1) We pay premium tax upon receipt of Purchase Payment.

(2) 0.80% on Purchase Payments in excess of $500,000.

                            VII. Federal Tax Matters


INTRODUCTION

The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS


We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our "policyholder reserves." We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on a Separate Account assets that is passed through to Contract owners.



The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.


SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS


At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals.



We do not currently report charges for optional benefits as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax adviser for information on any optional benefit Riders.



When you take a withdrawal under a Non-Qualified Contract, it ordinarily is taxable only to the extent it does not exceed gain in the Contract, if any, at the time of the withdrawal. Under current IRS guidance, we expect to determine gain on a withdrawal, including withdrawals during the "Settlement Phase" of an optional guaranteed minimum withdrawal benefit Rider (i.e., Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up, Principal Plus for Life Plus Spousal Protection, or Principal Plus), using the Contract Value. It is possible, however, that the IRS may take the position that the value of amounts guaranteed to be available in the future should also be taken into account in computing the taxable portion of a withdrawal. In that event, you may be subject to a higher amount of tax on a withdrawal


If you purchased a Qualified Contract with an optional death benefit or other optional benefit Rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)" below.


Any annuity payments that you receive under an Annuity Option, including Annuity Options that only are available when you elect a guaranteed minimum withdrawal benefit Rider, will be taxed in the manner described in "Taxation of Annuity Payments," below.


NON-QUALIFIED CONTRACTS
(Contracts Not Purchased to Fund an Individual Retirement Account or Other Qualified Plan)

Undistributed Gains

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.


In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. A simplified method of determining the taxable portion of annuity benefit payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.


Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."

Surrenders, Withdrawals and Death Benefits


When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.


When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.





There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to each other. A tax adviser should be consulted in those situations.


Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

     - if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

     - if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or


     - if distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.


After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:

     - if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or


     - if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income.


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

Penalty Tax on Premature Distributions

There is a 10% IRS penalty tax on the taxable portion of any payment from a Non-Qualified Contract. Exceptions to this penalty tax include distributions:

     - received on or after the date on which the Contract Owner reaches age 59 1/2;

     - attributable to the Contract Owner becoming disabled (as defined in the tax law);

     - made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;

     - made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;

     -    made under a single-premium immediate annuity contract; or

     - made with respect to certain annuities issued in connection with structured settlement agreements.


Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.



Puerto Rico Non-Qualified Contracts



Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Non-Qualified Contract") are generally treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.


Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a tax adviser before purchasing an annuity contract.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.


In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the contract owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.



The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the owner of your Contract's proportionate share of the assets of the Separate Account.



We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Fund will be able to operate as currently described in its prospectus, or that a Fund will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

QUALIFIED CONTRACTS
(Contracts Purchased for a Qualified Plan)



The Contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix B of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.


We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.

Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.


Special minimum distribution requirements govern the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or a benefit provided under an optional rider may affect the amount of the required minimum distributions that must be made under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs and Roth IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.

Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

     - received on or after the date on which the Contract Owner reaches age 59 1/2;

     - received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

     - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).


Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59-1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.



These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses, or for distributions made to certain eligible individuals called to active duty after September 11, 2001 and before December 31, 2007. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.



When we issue a Contract in connection with a Qualified Plan, we will amend the Contract as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.


Tax-Free Rollovers


If permitted under your plan, you may make a tax-free rollover:



     -    from a traditional IRA to another traditional IRA;



     - from a traditional IRA to a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code;



     - from any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA;



     - between a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code and any such plans;


     - from a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization (by means of a direct trustee-to-trustee transfer only); and


     - from a traditional IRA to a Roth IRA, subject to special withholding restrictions discussed below.



In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan. Beginning in 2007, a beneficiary who is not your surviving spouse may directly roll over the amount distributed to the beneficiary under a Contract that is held as part of a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a traditional IRA. The IRA is treated as an inherited IRA of the non-spouse beneficiary.



Also effective in 2008, distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code may be rolled over directly to a Roth IRA if (i) your adjusted gross income is not in excess of $100,000, and (ii) you are not a married taxpayer filing a separate return.


WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS. If a Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any eligible rollover distribution from the Contract will be subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an applicable plan or a traditional IRA. Before you receive an eligible rollover distribution, we will provide a notice explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.


Loans


A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum Loan Amount, are prescribed in the Code, Treasury regulations, IRS rulings, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.


Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

The amount of any Unpaid Loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.


Puerto Rico Contracts Issued to Fund Retirement Plans



The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.


SEE YOUR OWN TAX ADVISER

The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.

                             VIII. General Matters


ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation services ("Asset Allocation Services") in connection with the Contract through which a third party may transfer amounts among Investment Options from time to time on your behalf. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. These trading restrictions include adherence to a Separate Account's policies that we have adopted to discourage disruptive frequent trading activity. (See "Transfers Among Investment Options"). WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM
(for Contracts issued by John Hancock USA)

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a Variable Annuity contract issued under the ORP only upon:

     - termination of employment in the Texas public institutions of higher education;

     -    retirement;

     -    death; or

     -    the participant's attainment of age 70 1/2.

Accordingly, before any amounts may be distributed from the Contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP. Loans are not available under Contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS

We pay compensation for sales of the Contracts.

John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that John Hancock USA controls, is the principal underwriter and distributor of the Contracts offered through this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.

JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

We offer the Contracts for sale through broker-dealers that have entered into selling agreements with JH Distributors. Broker-dealers sell the Contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the NASD, may also offer the Contracts directly to potential purchasers. Signator Investors, Inc. is an affiliated broker-dealer.

JH Distributors pays compensation to broker-dealers for the promotion and sale of the Contracts. The individual representative who sells you a Contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. Our affiliated broker-dealers may pay additional cash and non-cash incentives to their representatives for sales of the Contracts described in this Prospectus that they would not pay in connection with the sale of other Contracts issued by unaffiliated companies.

A limited number of affiliated and/or non-affiliated broker-dealers may also be paid commissions or overrides to "wholesale" the Contracts, that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contracts that have already been purchased.

Standard Compensation

The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed, 6% of Purchase Payments. In addition, beginning one year after each Purchase Payment, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase Payments. The greater the amount paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation. This compensation is not paid directly by Contract Owners. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the Contract (see "Charges and Deductions").


Revenue Sharing and Additional Compensation



In addition to standard compensation arrangements and to the extent permitted by SEC and NASD rules and other applicable laws and regulations, we, either directly or through JH Distributors, may enter into special compensation or reimbursement arrangements ("revenue sharing") with selected firms. We determine which firms to support and the extent of the payments that are made. Under these arrangements, the form of payment may be any one or a combination of a flat fee, a percentage of the assets we hold that are attributable to Contract allocations, a percentage of sales revenues, reimbursement of administrative expenses (including ticket charges), conference fees, or some other type of compensation.



We hope to benefit from these revenue sharing arrangements through increased sales of our annuity products. In consideration of these arrangements, a firm may feature the Contract in its sales system or give us preferential access to members of its sales force. In addition, the firm may agree to participate in our marketing efforts by allowing JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm's sales force.



These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements, including a list of firms to whom we paid annual amounts greater than $5,000 under these arrangements in 2006, in the Statement of Additional Information (SAI), which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.



To the extent permitted by SEC and NASD rules and other applicable laws and regulations, selling broker dealers may receive additional payments from us, either directly or through JH Distributors and its affiliates, in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement arrangements payments may include, for example, payments in connection with the firm's "due diligence" examination of the Contracts, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contract, and payments to assist a firm in connection with its marketing expenses and/or other events or activities sponsored by the firms. We may contribute to, as well as sponsor, various educational programs, sales promotions contests and/or contests promotions in which participating firms and their sales persons may receive gifts and prizes such as merchandise, cash, or other awards,. as my be permitted by applicable NASD rules and other applicable laws and regulations,



In an effort to promote the sale of our products, our affiliated broker-dealer may pay its registered representatives additional cash incentives such as bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies.


Differential Compensation


Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. The compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received from us under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to sell the Contracts of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of the Contract.



For sales representatives of certain affiliates, the amount of additional compensation paid is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervise these sales representatives may also be entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers is primarily based on sales of proprietary products, these sales representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



You should contact your registered representative for more information on compensation arrangements in connection with the sale and purchase of your Contract.


CONFIRMATION STATEMENTS

We will send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, we will deem you to have ratified the transaction.

REINSURANCE ARRANGEMENTS

From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees or other obligations.

            Appendix A: Examples of Calculation of Withdrawal Charge

EXAMPLE 1. Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the Contract is completely withdrawn, based on hypothetical Contract Values.


                                                           WITHDRAWAL CHARGE
CONTRACT    HYPOTHETICAL    FREE WITHDRAWAL    PAYMENTS    -----------------
  YEAR     CONTRACT VALUE        AMOUNT       LIQUIDATED   PERCENT    AMOUNT
--------   --------------   ---------------   ----------   -------    ------
    1         $55,000          $ 5,000(1)       $50,000       6%      $3,000
    2          50,500            5,000(2)        45,500       5%       2,275
    3          35,000            5,000(3)        45,000       4%       1,200
    4          70,000           20,000(4)        50,000       0%           0


During any Contract Year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the Contract less any prior partial withdrawals in that Contract Year.


----------
(1) In the first Contract Year the earnings under the Contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (Contract Value less free withdrawal amount).



(2) In the example for the second Contract Year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (Contract Value less free withdrawal amount).



(3) In the example for the third Contract Year, the Contract has negative accumulated earnings ($35,000-$50,000) so the free withdrawal amount is equal to 10% of payments ($50,000X 10%=$5,000) and the withdrawal charge is applied to total payments less the free withdrawal amount. This calculation only applies to John Hancock USA Contracts issued on or after April 1, 2003. For John Hancock USA Contracts issued prior to April 1, 2003 and for all John Hancock New York Contracts, the withdrawal charge would be applied to the lesser of the total payments or the Contract Value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000 - $5,000).



(4) There is no withdrawal charge on any payments liquidated that have been in the Contract for at least 3 years.


EXAMPLE 2. Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the second Contract Year of $2,000, $5,000, $7,000 and $8,000.


                                                                     WITHDRAWAL CHARGE
 HYPOTHETICAL    PARTIAL WITHDRAWAL   FREE WITHDRAWAL    PAYMENTS    -----------------
CONTRACT VALUE        REQUESTED            AMOUNT       LIQUIDATED   PERCENT    AMOUNT
--------------   ------------------   ---------------   ----------   -------    ------
   $65,000             $2,000            $15,000(1)       $    0        5%          0
    49,000              5,000              3,000(2)        2,000        5%        100
    52,000              7,000              4,000(3)        3,000        5%        150
    44,000              8,000                  0(4)        8,000        5%        400


The free withdrawal amount during any Contract Year is the greater of the Contract Value less the unliquidated payments (accumulated earnings), or 10% of payments less 100%of all prior withdrawals in that Contract Year.


----------
(1) For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested (2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.



(2) The Contract has negative accumulate earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since 2,000 has already been withdrawn in the current Contract Year, the remaining free withdrawal amount during the third Contract Year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.



(3) The Contract has increased in value to 52,000. The unliquidated payments are 48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 <0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.



(4) The free withdrawal amount is zero since the Contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next Contract Year the full 10% of payments would be available again for withdrawal requests during that year.

                        Appendix B: Qualified Plan Types

TRADITIONAL IRAS

Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.


The Contract may be issued with a death benefit or certain benefits provided by an optional rider. The presence of such benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.


Distributions


In general, unless you have made non-deductible contributions to your IRA, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur an additional 10% penalty tax if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.


The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

     -    made after the Owner attains age 59 1/2;

     -    made after the Owner's death;

     -    attributable to the Owner being disabled; or

     -    a qualified first-time homebuyer distribution within the meaning of
          Section 72(t)(2)(F) of the Code.


In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a traditional IRA or another Roth IRA. A Roth IRA, however, may not accept rollover contributions from other Qualified Plans, except (and only to the extent) that such rollover consists of designated Roth contributions to the rollover.



If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the Contract in connection with a Roth IRA, you should seek independent tax advice.



Conversion or Direct Rollover to a Roth IRA



You can convert a traditional IRA to a Roth IRA or, beginning in 2008, directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA unless:


     -    you have adjusted gross income over $100,000; or

     -    you are a married taxpayer filing a separate return.


The Roth IRA annual contribution limit does not apply to converted or rollover amounts.

You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.


SIMPLE IRA PLANS


In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan are generally the same as those discussed above for distributions from a traditional IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA, except that (i) tax free rollovers may be made from a SIMPLE IRA plan only to another SIMPLE IRA plan during the first two years of participation in the plan; and (ii) the penalty tax on early distribution from a SIMPLE IRA plan that occurs during the first two years of participation is 25%, instead of 10%. Employers intending to use the Contract in connection with such plans should seek independent tax advice.


SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)


Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.


TAX-SHELTERED ANNUITIES


Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the Contracts for such purposes should seek competent advice as to eligibility, limitations on Purchase Payments, and other tax consequences. In particular, purchasers should note that the Contract provides death benefit options that may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made.


Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

     - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

     -    earnings on those contributions; and

     - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.


These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions for elective contributions made after 1988; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account).


CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS


Sections 401(a) and 403(a) of the code permit corporate employers to establish various types of tax-deferred retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the participant. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with certain death benefits or benefits provided under an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made. Employers intending to use the Contract in connection with such plans should seek independent advice.



Minimum distribution to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the calendar year in which the employee reaches age 70 1/2 or, if later, retires. In the case of an employee who is a 5 percent Owner as defined in Code section 416, the required beginning date is April 1 of the year following the calendar year in which employee reaches age 70 1/2.


DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.


     - A Section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency).


When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

                  Appendix C: Optional Enhanced Death Benefits

This Appendix provides a general description of the optional enhanced death benefit Riders that may have been available at the time you purchased a Venture III Contract. If you purchased an optional enhanced death benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.


YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY ENHANCED DEATH BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the "VII. Federal Tax Matters" section of the Prospectus for information about optional benefit Riders.


The following is a list of the various optional enhanced death benefit Riders that you may have had available to you at issue. Not all Riders were available at the same time or in all states.

     1.   Annual Step Death Benefit

     2. Guaranteed Earning Multiplier Death Benefit - Not offered in New York or Washington

     3.   Triple Protection Death Benefit - Not offered in New York or
          Washington

ANNUAL STEP DEATH BENEFIT

If you elected the optional Annual Step Death Benefit, we impose an additional daily charge at any annual rate of 0.20% of the value of the variable Investment Accounts. If you purchased the Annual Step Death Benefit Rider from John Hancock USA prior to May 5, 2003 or from John Hancock New York prior to August 1, 2005, however, the fee for this benefit is 0.05%. You could elect this optional benefit only at the time we issued your Contract, if the Rider was then available for sale in your state. Once you elect this benefit, it is irrevocable.

Under this benefit, if the Owner dies before the Contract's Maturity Date, we will pay an "Annual Step Benefit" to your Beneficiary if it is greater than the death benefit under your Contract. (The death benefit paid under the Annual Step Benefit replaces a lower death benefit under the terms of the Contract.)

The Annual Step Death Benefit is the greatest "Anniversary Value" after the effective date of the Annual Step Death Benefit but prior to the oldest Owner's 81st birthday. The Anniversary Value is equal to the Contract Value on the last day of the Contract Year, plus any Purchase Payments you have made since that anniversary, MINUS amounts we deduct for any withdrawals you have taken (and any related withdrawal charges) since that anniversary.

We deduct amounts in connection with partial withdrawals on a pro rata basis by multiplying the Annual Step Death Benefit payable prior to the withdrawal, by the ratio of the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

If the Beneficiary under the Contract is the Contract Owner's surviving spouse and elects to continue the Contract, the optional Annual Step Death Benefit will continue with the surviving spouse as the new Contract Owner. For purposes of calculating the optional Annual Step Death Benefit payable upon the death of the surviving spouse, we treat the death benefit paid upon the first Owner's death as a payment to the Contract. This payment will not be included in cumulative payments. In addition, we will not consider payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first Owner's death in the determination of the Annual Step Death Benefit for the surviving spouse. We also set all Anniversary Values to zero for Contract Anniversaries prior to the date of the first Owner's death.

TERMINATION OF THE ANNUAL STEP DEATH BENEFIT. The Annual Step Death Benefit will terminate upon the earliest to occur of (a) the date the Contract terminates,
(b) the Maturity Date; or (c) the date on which the Annual Step Death Benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including The Annual Step Death Benefit) as the new Owner.

QUALIFIED RETIREMENT PLANS. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Annual Step Death Benefit) may have on your plan (see Appendix B: "Qualified Plan Types"). Please consult your tax advisor.


THE CONTINUATION OF THE OPTIONAL ANNUAL STEP DEATH BENEFIT TO AN EXISTING CONTRACT FOR A SURVIVING SPOUSE MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

GUARANTEED EARNINGS MULTIPLIER (Not available in New York and Washington)

If you elected the optional Guaranteed Earnings Multiplier benefit, we impose an additional daily charge at an annual rate of 0.20% of the value of each variable Investment Account. With this benefit, on the death of any Contract Owner prior to the Maturity Date, we will pay the death benefit otherwise payable under the Contract plus the benefit payable under Guaranteed Earnings Multiplier. Election of Guaranteed Earnings Multiplier may only be made at issue, is irrevocable, and it may only be terminated as described below.

Subject to the maximum amount described below, Guaranteed Earnings Multiplier provides a payment equal to 40% of the appreciation in the Contract Value (as defined below) upon the death of any Contract Owner if the oldest Owner is 69 or younger at issue, and 25% if the oldest Owner is 70 or older at issue.

The appreciation in the Contract Value is defined as the Contract Value less the sum of all Purchase Payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any Unpaid Loans under a Contract in the case of Qualified Contracts.

If the oldest Owner is 69 or younger at issue, the maximum amount of the Guaranteed Earnings Multiplier benefit is equal to 40% of the sum of all Purchase Payments, less any amounts deducted in connection with partial withdrawals. If the oldest Owner is 70 or older at issue, the maximum amount of the Guaranteed Earnings Multiplier benefit is equal to 25% of the sum of all Purchase Payments, less any amounts deducted in connection with partial withdrawals.

We deduct amounts in connection with partial withdrawals on a pro rata basis by multiplying the Guaranteed Earnings Multiplier benefit payable prior to the withdrawal, by the ratio of the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

If the Beneficiary under the Contract is the deceased Owner's spouse and elects to continue the Contract, Guaranteed Earnings Multiplier will continue with the surviving spouse as the new Contract Owner. In this case, upon the death of the surviving spouse prior to the Maturity Date, a second Guaranteed Earnings Multiplier benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary.

For purposes of calculating the Guaranteed Earnings Multiplier benefit payable on the death of the surviving spouse, the Guaranteed Earnings Multiplier benefit will be equal to zero on the date of the first Contract Owner's death and the Guaranteed Earnings Multiplier benefit payable upon the first Contract Owner's death will be treated as a Purchase Payment. In addition, all Purchase Payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first Contract Owner's death, will not be considered in determining the Guaranteed Earnings Multiplier benefit.

TERMINATION OF GUARANTEED EARNINGS MULTIPLIER. Guaranteed Earnings Multiplier will terminate upon the earliest to occur of (a) the date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Guaranteed Earnings Multiplier benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including Guaranteed Earnings Multiplier) as the new Owner.

QUALIFIED RETIREMENT PLANS. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Guaranteed Earnings Multiplier) may have on your plan (see Appendix B:
"Qualified Plan Types"). Please consult your tax advisor.

THE ELECTION OF GUARANTEED EARNINGS MULTIPLIER ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

TRIPLE PROTECTION DEATH BENEFIT (Not available in New York or Washington)

If you elected the optional Triple Protection Death Benefit, we impose an additional annual fee of 0.50% (as a percentage of the Triple Protection Death Benefit). The Triple Protection Death Benefit was available for Contracts issued between December 8, 2004 and December 31, 2004. If you elected Triple Protection Death Benefit, it is irrevocable and you may only change the Owner of your Contract to an individual that is the same age or younger than the oldest current Owner.


Under this benefit, if the Owner dies before the Contract's date of maturity, the Triple Protection Death Benefit replaces any death benefit payable under the terms of your Contract. The Triple Protection Death Benefit is equal to an "Enhanced Earnings Death Benefit Factor" plus the greatest of:


     -    the Contract Value;

     -    the Return of Purchase Payments Death Benefit Factor;

     -    the Annual Step Death Benefit Factor; or

     -    the Graded Death Benefit Factor.

We deduct any Debt under your Contract from the amount described above.

ENHANCED EARNINGS DEATH BENEFIT FACTOR. For purposes of the Triple Protection Death Benefit, the Enhanced Earnings Death Benefit factor is equal to 50% multiplied by Earnings, as defined under the Enhanced Earnings Death Benefit Factor calculation of the Triple Protection Death Benefit Rider. For purposes of the Enhanced Earnings Death Benefit Factor calculation, Earnings is equal to the Contract Value minus the Earnings Basis. The Earnings Basis is equal to 150% of each Purchase Payment made less the sum of all Withdrawal Reductions in connection with partial withdrawals. The maximum Enhanced Earnings Death Benefit Factor is equal to 100% of the Earnings Basis.

EXAMPLE. Assume you make a single Purchase Payment of $100,000 into the Contract, you make no additional Purchase Payments and you take no partial withdrawals. Also assume the Contract Value is equal to $175,000 on the date we determine the Triple Protection Death Benefit. Based on these assumptions:

     -    The "Earnings Basis" is equal to 150% of $100,000, or $150,000.

     -    "Earnings" is equal to $175,000 minus $150,000, or $25,000.

     - The "Enhanced Earnings Death Benefit" Factor is equal to 50% of $25,000, or $12,500.

NOTE THAT FOR PURPOSES OF THE TRIPLE PROTECTION DEATH BENEFIT, "EARNINGS" WILL ALWAYS BE LESS THAN THE EXCESS OF CONTRACT VALUE OVER PURCHASE PAYMENTS. In this example, "Earnings" is less than $75,000 (or $175,000 minus $100,000).

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT FACTOR. The Return of Purchase Payments Death Benefit Factor is equal to the sum of all Purchase Payments made less the sum of all Withdrawal Reductions in connection with partial withdrawals.

ANNUAL STEP DEATH BENEFIT FACTOR. For purposes of the Triple Protection Death Benefit, the Annual Step Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the Triple Protection Death Benefit Rider but prior to the oldest Owner's attained age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary increased by all Purchase Payments made, less Withdrawal Reductions in connection with partial withdrawals since that Contract Anniversary.

GRADED DEATH BENEFIT FACTOR. For purposes of the Triple Protection Death Benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where:

(1) is equal to the sum of each Purchase Payment multiplied by the applicable Payment Multiplier obtained from the table below:


  NUMBER OF COMPLETE YEARS
PAYMENT HAS BEEN IN CONTRACT          PAYMENT MULTIPLIER(1)
----------------------------          ---------------------
              0                               100%
              1                               110%
              2                               120%
              3                               130%
              4                               140%
              5                               150%



----------
(1) If a Purchase Payment is received on or after the oldest Owner's attained age 71, the Payment Multiplier equals 100% in all years. Thus, for Purchase Payments made on or after the oldest Owner reaches attained age 71, the benefit provided by the Graded Death Benefit Factor is equal to the benefit provided by the Return of Purchase Payments Death Benefit Factor.


(2) is equal to the sum of Withdrawal Reductions in connection with partial withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on Purchase Payment and withdrawal history.

The Graded Death Benefit Factor will never be greater than Purchase Payments less the sum of all Withdrawal Reductions in connection with partial withdrawals taken plus $250,000.

THE TRIPLE PROTECTION DEATH BENEFIT FACTORS ARE SEPARATE AND DISTINCT FROM SIMILARLY NAMED TERMS, SUCH AS "ANNUAL STEP DEATH BENEFIT" THAT MAY BE CONTAINED IN OTHER OPTIONAL BENEFIT RIDERS. THE OTHER OPTIONAL BENEFIT RIDERS IMPOSE SEPARATE OPTIONAL RIDER CHARGES AND THEIR BENEFITS AND LIMITATIONS MAY BE DIFFERENT.

WITHDRAWAL REDUCTIONS. If total partial withdrawals taken during a Contract Year are less than or equal to 5% of total Purchase Payments (the "Annual Withdrawal Limit"), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each partial withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the Contract Value attributed to the amount of each partial withdrawal.

The guaranteed death benefits provided by Triple Protection Death Benefit are adjusted at the point of each partial withdrawal but may be recalculated if subsequent partial withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total partial withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionately. If a subsequent Purchase Payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.

DETERMINATION AND DISTRIBUTION OF TRIPLE PROTECTION DEATH BENEFIT. We determine the death benefit paid under Triple Protection Death Benefit as of the date our Annuities Service Center receives written notice and proof of death and all required forms in good order.

If the Beneficiary is the deceased Owner's spouse, and the Triple Protection Death Benefit is not taken in one sum under our current administrative practices, the Contract and the Triple Protection Death Benefit Rider will continue with the surviving spouse as the new Owner. Upon the death of the surviving spouse prior to the Maturity Date, a second Triple Protection Death Benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary in accordance with the provisions of the Contract.

For purposes of calculating the second Triple Protection Death Benefit, payable upon the death of the surviving spouse:

     - The Triple Protection Death Benefit paid upon the first Owner's death ("first Triple Protection Death Benefit") is not treated as a Purchase Payment to the Contract.

     - In determining the Enhanced Earnings Death Benefit Factor, on the date the first Triple Protection Death Benefit was paid, the Earnings Basis is reset to equal the first Triple Protection Death Benefit. The Earnings Basis will be increased for any Purchase Payments made and decreased for any Withdrawal Reductions in connection with partial withdrawals taken after the date the first Triple Protection Death Benefit was paid. All Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the date the first Triple Protection Death Benefit was paid will not be considered in the determination of the Enhanced Earnings Death Benefit Factor.

     - In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step Death Benefit Factor; and (d) the Graded Death Benefit Factor), all Purchase Payments and all withdrawals before and after the date the first Triple Protection Death Benefit was paid will be considered.

INVESTMENT OPTIONS. At the current time, there are no additional Investment Option restrictions imposed when the Triple Protection Death Benefit Rider is chosen.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. WE WILL NOTIFY YOU IN WRITING AT LEAST 30 DAYS PRIOR TO RESTRICTING AN INVESTMENT OPTION. If an Investment Option is restricted, no transfers into the restricted Investment Options will be allowed and no new Purchase Payments may be allocated to the restricted Investment Options after the date of the restriction. Any amounts previously allocated to an Investment Option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed Investment Options may be renewed subject to terms of the Contract.

TERMINATION OF TRIPLE PROTECTION DEATH BENEFIT RIDER. The Owner may not terminate the Triple Protection Death Benefit Rider. However, Triple Protection Death Benefit will terminate automatically upon the earliest of:

     -    the date the Contract terminates;

     -    the Maturity Date; or

     - the later of the date on which the Triple Protection Death Benefit is paid, or the date on which the second Triple Protection Death Benefit is paid, if the Contract and Triple Protection Death Benefit Rider are continued by the surviving spouse after the death of the original Owner.

DETERMINATION OF TRIPLE PROTECTION DEATH BENEFIT FEE. Prior to termination of the Triple Protection Death Benefit Rider, on each Contract Anniversary, the Triple Protection Death Benefit fee is calculated by multiplying 0.50% by the Triple Protection Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the Triple Protection Death Benefit fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.


If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the Triple Protection Death Benefit fee from the amount paid upon withdrawal. The Triple Protection Death Benefit fee will be determined based on the Triple Protection Death Benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the Triple Protection Death Benefit fee, the commencement of annuity payments shall be treated as a total withdrawal.


QUALIFIED RETIREMENT PLANS. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Triple Protection Death Benefit) may have on your plan (see Appendix B:
"Qualified Plan Types"). Please consult your tax advisor.

           Appendix D: Optional Guaranteed Minimum Withdrawal Benefits



This Appendix provides a general description of the following optional guaranteed minimum withdrawal benefit Riders:



     -    PRINCIPAL PLUS,



     -    PRINCIPAL PLUS FOR LIFE,



     -    PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP,



     -    PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION.



If you purchased any of these optional guaranteed minimum withdrawal benefit Riders, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect. These Riders were not available at all times we offered a Contract, nor were they available in all states. Where available, we only permitted one guaranteed minimum withdrawal benefit Rider to be purchased per Contract. You should review your Contract carefully to determine which of these optional benefit Riders, if any, you purchased. These Riders cannot be revoked once elected.



OVERVIEW OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS



Each of our guaranteed minimum withdrawal benefit Riders provides a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders guarantee the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a Guaranteed Withdrawal Amount each year, beginning on the date you purchase the Rider. In addition, we designed our Principal Plus FOR LIFE Riders (i.e., Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection) to permit you to withdraw a minimum annual amount, called the "Lifetime Income Amount," as long as a "Covered Person" lives, subject to the terms and conditions of the specific Rider you elected. We may determine the amount of initial Lifetime Income Amount after we issued your Contract, depending on the age of the Covered Person when we issued the Contract and the type of Rider you purchased."



We may increase amounts guaranteed under these Riders:



     - if you make no withdrawals during certain Contract Years, up to limits that vary by Rider,



     - as a result of a "Step-up" of the guarantees to reflect your then-current Contract Value on certain Anniversary Dates, or



     - if you make an additional Purchase Payment, up to limits that vary by Rider.



Although these Riders guarantee minimum annual withdrawal amounts, you may take withdrawals of any amount of Contract Value during your Contract's Accumulation Period. If you take withdrawals for more than the annual amounts permitted under the terms of the rider you select, however, we may "Reset" (i.e., reduce) the guaranteed minimum amounts.



Availability



You could elect a guaranteed minimum withdrawal benefit Rider at the time you purchased a Contract, provided:



     - the Rider was available for sale in the state where the Contract was sold;



     - you limited your investment of Purchase Payments and Contract Value to the Investment Options we made available with the Rider; and



     - each "Covered Person" complied with the age restrictions we may have imposed for the Rider (not applicable to Principal Plus).



If you elected a guaranteed minimum withdrawal benefit Rider, its effective date usually is the Contract Date. We permitted Owners of Contracts purchased with a Principal Plus for Life Rider on or after July 17, 2006 to exchange that Rider for a Principal Plus for Life Plus Automatic Annual Step-up Rider or a Principal Plus for Life Plus Spousal Protection Rider for a limited period of time after October 16, 2006, but we no longer do so. The Principal Plus for Life Plus Spousal Protection Rider was not available in New York and its availability in other states varies.



Once you elect a guaranteed minimum withdrawal benefit Rider, it is irrevocable. For each Rider, we charge an additional fee that varies by Rider.

AGE RESTRICTIONS. We did not make the Principal Plus (for Qualified Contracts), Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-up Riders available if you were age 81 or older at the time you purchased your Contract. If you elected a Principal Plus for Life Plus Spousal Protection
Rider: (a) the older of you and your spouse must not have been age 81 or older; and (b) both you and your spouse must have been at least 65 or, if not, you must have birthdates less than 6 years apart from each other. For example:



     Assume you purchased a Contract on NOVEMBER 1, 2006 and wanted to elect the Principal Plus for Life Plus Spousal Protection Rider.



     EXAMPLE #1



     You are born JULY 1, 1941 and your spouse is born JUNE 1, 1947.



          - Since your birthdates are 5 YEARS AND 11 MONTHS apart, YOU MAY elect the Principal Plus for Life Plus Spousal Protection Rider when you purchase your Contract.



     EXAMPLE #2



     You are born JULY 1, 1941 and your spouse is born AUGUST 1, 1947.



          - Since your birthdates are 6 YEARS AND 1 MONTH apart, YOU MAY NOT elect the Principal Plus for Life Plus Spousal Protection Rider.



Purchase Payments



RESTRICTIONS ON CONTRACTS WITH GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS. If you purchased a guaranteed minimum withdrawal benefit Rider, we restrict your ability to make additional Purchase Payments to the Contract. You must obtain our prior approval if the Contract Value immediately following an additional Purchase Payment would exceed $1 million. We do not permit additional Purchase Payments during a Rider's "Settlement Phase." Other limitations on additional payments may vary by state.



Special Purchase Payment limits on "Non-Qualified" Contracts. If we issued your Contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make Purchase Payments:



     - on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.



Special Purchase Payment limits on "Qualified" Contracts. If we issued your Contract in connection with a tax qualified retirement plan, including an IRA, we also impose additional limits on your ability to make Purchase Payments:



     - (for Principal Plus), on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.



     - (for Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection) on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issued your Contract after you became Age 65), without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000;



     - (for all Riders) for the year that you become age 70 1/2 and for any subsequent years, if we issued your Contract in connection with an IRA, we will only accept a Purchase Payment that qualifies as a "rollover contribution"; but



     - (for all Riders) we will not accept any Purchase Payment after the oldest Owner becomes age 81.



You should consult with a qualified tax advisor regarding your guaranteed minimum withdrawal benefit Rider for further information on tax rules affecting Qualified Contracts, including IRAs.



General right of refusal. We reserve the right to refuse to accept additional Purchase Payments at any time after the first Contract Anniversary to the extent permitted in the state we issued your Contract. (Under Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection, we do not reserve this right of refusal for additional Purchase Payments before the Age 65 Contract Anniversary that are permitted to Contracts issued in connection with tax qualified retirement plans, including IRAs.)



IMPACT ON GUARANTEED WITHDRAWAL BALANCE AND GUARANTEED WITHDRAWAL AMOUNT (applicable to all Riders). We increase the total Guaranteed Withdrawal Balance by the amount of each additional Purchase Payment we accept (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). We do not include any Payment Enhancement attributable to the Purchase Payment, however, in our calculation of the new Guaranteed Withdrawal Balance. In addition, we recalculate the Guaranteed Withdrawal Amount and usually increase it to equal the lesser of:



     - 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or



     - the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment. We do not include any Payment Enhancement attributable to the Purchase Payment in our calculation of the new Guaranteed Withdrawal Amount.

We do not change the Guaranteed Withdrawal Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount before the additional Purchase Payment.



IMPACT ON LIFETIME INCOME AMOUNT (applicable to Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection). Each time we increase the total Guaranteed Withdrawal Balance to reflect an additional Purchase Payment after the Lifetime Income Date, we also recalculate the Lifetime Income Amount and usually increase it to equal the lesser of:



     - 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or



     - the Lifetime Income Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment. We do not include any Payment Enhancement attributable to the Purchase Payment in our calculation of the new Lifetime Income Amount.



We do not change the Guaranteed Withdrawal Amount or the Lifetime Income Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount or Lifetime Income Amount, as the case may be, before the additional Purchase Payment.



Rider Fees



We charge an additional fee on each Contract Anniversary for a guaranteed minimum withdrawal benefit Rider, and reserve the right to increase the fee on the effective date of each Step-Up in the benefits under that Rider. We withdraw the fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We deduct a pro rata share of the annual fee from the Contract Value:



     -    on the date we determine the death benefit;



     - after the Maturity Date at the time an Annuity Option under the Contract begins; or



     -    on the date an Excess Withdrawal reduces the Contract Value to zero.



We do not deduct additional Rider fees during the "Settlement Phase" or after the Maturity Date once an Annuity Option begins.



FEE FOR PRINCIPAL PLUS. The fee is equal to 0.30% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up, Bonus or subsequent Purchase Payment made during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the Principal Plus for Life fee on the effective date of each Step-up. In such a situation, the Principal Plus for Life fee will never exceed 0.75%.



FEE FOR PRINCIPAL PLUS FOR LIFE. The fee is equal to 0.40% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up, Bonus or subsequent Purchase Payment made during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the Principal Plus for Life fee on the effective date of each Step-up. In such a situation, the Principal Plus for Life fee will never exceed 0.75%.



FEE FOR PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP. The fee is equal to 0.60% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up, Bonus or subsequent Purchase Payment made during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the Principal Plus for Life Plus Automatic Annual Step-up Rider fee on the effective date of each Step-up. In such a situation, the Principal Plus for Life Plus Automatic Annual Step-up Rider fee will never exceed 1.20%.



FEE FOR PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION. The fee is equal to 0.65% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up, Bonus or subsequent Purchase Payment made during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the Principal Plus for Life Plus Automatic Annual Step-up Rider fee on the effective date of each Step-up. In such a situation, the Principal Plus for Life Plus Automatic Annual Step-up Rider fee will never exceed 1.20%.



Additional Annuity Options



We provide additional Annuity Options for Contracts issued with a guaranteed minimum withdrawal benefit Rider, as described in the "Pay-out Period Provisions" section of this Prospectus.



No Loans under 403(b) plans



The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) plans is NOT available if you elected any of our guaranteed minimum withdrawal benefit Riders.

INVESTMENT OPTIONS UNDER GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS



If you elected to purchase any of our Guaranteed Minimum Withdrawal Benefit Riders, you may invest your Contract Value only in the Investment Options we make available with that Rider.



If you purchased any of our guaranteed minimum withdrawal benefit Riders, you must invest 100% of your Contract Value at all times in one or more of the investment options we make available for these Riders. Under our current rules, you must invest either:



     - among the currently available individual Investment Options (see "Available Individual Investment Options" below); or



     - in a manner consistent with any one of the currently available Model Allocations (see "Available Model Allocations" below).



You may transfer between (a) and (b), or vice versa, on any date subject to our restrictions on frequent trading, provided you transfer 100% of your Contract Value. You may take withdrawals only in accordance with our default procedures; you may not specify the Investment Option from which you wish to make a withdrawal (see "Accumulation Period Provisions - Withdrawals"). We allocate subsequent Purchase Payments in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all authorized distributors of the Contracts.



You should consult with your financial professional to assist you in determining which available individual Investment Option or Model Allocation is best suited for your financial needs and risk tolerance.



Available Individual Investment Options



If you purchased a Contract with a guaranteed minimum withdrawal benefit Rider, we restrict the individual Investment Options to which you may allocate your Contract Value. These currently available Investment Options invest in the following Funds:



     -    American Asset Allocation Trust



     -    Franklin Templeton Founding Allocation Trust



     -    Lifestyle Growth Trust



     -    Lifestyle Balanced Trust



     -    Lifestyle Moderate Trust



     -    Lifestyle Conservative Trust



     -    Index Allocation Trust



     -    Money Market Trust



You may allocate your Contract Value to any combination of these Investment Options and you may also use our DCA program from the Money Market or any available DCA Fixed Investment Option in connection with your selected Investment Options.



For more information regarding these Funds, including information relating to their investment objectives, policies and restrictions, and the risks of investing in such Funds, please see "IV. General Information about Us, the Separate Accounts and the Funds" as well as the prospectus for the applicable Funds. You can obtain a copy of the Funds' prospectuses by contacting the Annuities Service Center shown on the first page of this Prospectus. You should read the Funds' prospectuses carefully before investing in the corresponding Variable Investment Option.



Available Model Allocations



You may allocate your entire Contract Value to one of the available Model Allocations, as shown below, and you may also use our DCA program from any available DCA Fixed Investment Option in connection with your selected Model Allocation. You must, however, rebalance your entire Contract Value allocated to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between Investment Options other than to transfer 100% of your Contract Value to another Model Allocation if available or 100% to any one, or any combination of, the available individual Investment Options.

The Model Allocations are:



                                             MODEL ALLOCATION
          MODEL ALLOCATION NAME                 PERCENTAGE                 FUND NAME
------------------------------------------   ----------------   --------------------------------
     American Global Diversification                 50%          American Global Growth Trust
                                                     15%        American Global Small Cap Trust
                                                     10%           American High Income Trust
                                                      5%            American New World Trust
                                                     20%              American Bond Trust

     Fundamental Holdings of America                 15%          American International Trust
                                                     25%             American Growth Trust
                                                     25%          American Growth-Income Trust
                                                     35%              American Bond Trust

             Global Balanced                         25%          American International Trust
 (not available after April 30, 2007)(1)             25%            Global Allocation Trust
                                                     30%            Fundamental Value Trust
                                                     20%               Global Bond Trust

            Blue Chip Balanced                       30%             American Growth Trust
 (not available after April 30, 2007)(1)             30%          American Growth-Income Trust
                                                     40%         Investment Quality Bond Trust

              Value Strategy                         30%               Core Equity Trust
(not available after February 10, 2006)(1)           30%              Equity-Income Trust
                                                     20%               Active Bond Trust
                                                     20%              Strategic Bond Trust

               Growth Blend                          40%             Blue Chip Growth Trust
(not available after February 10, 2006)(1)           20%          American Growth-Income Trust
                                                     20%               Active Bond Trust
                                                     20%              Strategic Bond Trust

         Core Holdings of America                    15%          American International Trust
 (not available after August 1, 2005)(1)             25%             American Growth Trust
                                                     25%          American Growth-Income Trust
                                                     35%             Active Bond Fund Trust

               CoreSolution                          33%        U.S. Global Leaders Growth Trust
 (not available after April 30, 2005)(1)             33%              Classic Value Trust
                                                     34%             Strategic Income Trust

               Value Blend                           20%             American Growth Trust
 (not available after April 30, 2005)(1)             40%              Equity-Income Trust
                                                     20%               Active Bond Trust
                                                     20%              Strategic Bond Trust

                  Global                             30%           International Value Trust
 (not available after April 30, 2005)(1)             20%              U.S. Large Cap Trust
                                                     20%             Blue Chip Growth Trust
                                                     30%               Global Bond Trust

----------
(1) If you allocated Contract Value to the Model Allocation shown on the last day it was available, you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value (other than amounts in a Fixed Account under our DCA Program), including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your Contract Value to any of the available individual investment options, to any other Model Allocation, or to any Variable Investment Option other than as permitted in that Model Allocation.



None of the Model Allocations is a fund-of-funds. A Model Allocation may experience volatility in its investment performance or lose money, depending on the performance of the component Funds referenced above. Your investment in the Funds will fluctuate and when redeemed, may be worth more or less than your original investment. For more information regarding each Fund that we permit you to invest in through a Model Allocation, including information relating to that Fund's investment objectives, policies and restrictions, and the risks of investing in that Fund, please see "IV. General Information about Us, the Separate Accounts and the Funds," as well as the Fund's prospectus. You can obtain a Prospectus containing more complete information on each of the Funds by contacting the respective Annuities Service Center shown on the first page of this Prospectus. You should read the Fund's prospectus carefully before investing in the corresponding Investment Option.



We reserve the right to restrict Investment Options in your Variable Investment Account at any time. If we restrict an Investment Option, we will not allow transfers into the restricted Investment Option and you may not allocate Purchase Payments to the restricted Investment Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option.



We also reserve the right to:



     - limit the actual percentages you may allocate to certain Investment Options under the Model Allocations;



     - require that you choose certain Investment Options in conjunction with other Investment Options under the Model Allocations;



     -    limit your ability to transfer between existing Investment Options;
          and/or



     - require you to periodically rebalance existing Variable Investment Accounts to the percentages we require.



FEATURES OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS



Definitions



We use the following definitions to describe how the our guaranteed minimum withdrawal benefit Riders work:



AGE 65 CONTRACT ANNIVERSARY means the Contract Anniversary on, or next following, the date:



     - the older Owner attains age 65 under Principal Plus, Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-up; or



     - the older Covered Person attains age 65 under Principal Plus for Life Plus Spousal Protection.



AGE 95 CONTRACT ANNIVERSARY means the Contract Anniversary on, or next following, the date:



     - the Covered Person attains age 95 under Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-up; or



     - the older Owner attains age 95 under Principal Plus or Principal Plus for Life Plus Spousal Protection.



COVERED PERSON means (for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step Up):



     - The person whose life we use to determine the duration of the Lifetime Income Amount payments;



     - The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural Owner.



COVERED PERSON means (for Principal Plus for Life Plus Spousal Protection):



     - One of the two persons whose lives we use to determine the duration of the Lifetime Income Amount payments.



     - We determine the Covered Persons at the time you elect the Rider. A spouse must qualify as a "spouse" under federal law.



     - For Non-Qualified Contracts, both the spouses must be named as co-Owners and co-Beneficiaries of the Contract (or co-Annuitants if the Owner is a non-natural person).



     -    Under Qualified Contracts:



          1. one spouse must be named as the Owner (or Annuitant if the Owner is a non-natural person); and



          2.   the Owner's spouse must be the designated Beneficiary.

A Covered Person will no longer qualify as such (i.e., that Covered Person will be removed from the Rider) if that person is no longer designated as an Owner, co-Owner, Annuitant, co-Annuitant or Beneficiary as required above. In the event that you and your spouse become divorced after you purchase the Rider, you may not add a new spouse as a Covered Person. If you remove your spouse as an Owner, Beneficiary or Annuitant, that person will no longer be a Covered Person under the Rider. (See "Withdrawals" in "V. Description of the Contract" for additional information on the impact of divorce.)



GUARANTEED WITHDRAWAL AMOUNT means:



     - The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period until the Guaranteed Withdrawal Balance is depleted.



     - The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance.



     -    The maximum Guaranteed Withdrawal Amount at any time is $250,000.



GUARANTEED WITHDRAWAL BALANCE means:



     - The total amount we guarantee to be available for future periodic withdrawals during the Accumulation Period.



     - The initial Guaranteed Withdrawal Balance is equal to your initial Purchase Payment, up to the maximum Guaranteed Withdrawal Balance.



     -    The maximum Guaranteed Withdrawal Balance at any time is $5 million.



LIFETIME INCOME AMOUNT means the amount we guarantee (under Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection) to be available each Contract Year for withdrawal during the Accumulation Period after the date you purchased the Rider (or the Lifetime Income Date, if later), as long as:



     - (for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-up) the Covered Person remains alive as an Owner or Annuitant of the Contract, subject to the terms and conditions of the Rider.



     - (for Principal Plus for Life Plus Spousal Protection) at least one Covered Person remains alive and qualified as a Covered Person, subject to the terms and conditions of the Rider.



We may adjust the Lifetime Income Amount to reflect withdrawals, "Step-ups," "Bonuses" and additional Purchase Payments as provided in the Rider.



LIFETIME INCOME DATE means the date on which we determine the Life Income Amount (under Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection). This will be the date you purchased the Rider if:



     - (for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step Up Riders purchased on and after March 12, 2007) you were age 59 1/2 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you attain age 59 1/2.



     - (for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step Up Riders purchased before March 12, 2007) you were age 65 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you attain age 65.



(for Principal Plus for Life Plus Spousal Protection) the older of you and your spouse were age 65 or older at the time; otherwise, the Anniversary Date on, or immediately following, the date the older spouse would attain age 65. (The Lifetime Income Date does not change if the older spouse does not survive to this date and the younger spouse is still a Covered Person under the Rider.)



LIFETIME INCOME DATE. Under the Principal Plus for Life Plus Spousal Protection Rider, the Lifetime Income Date is:



     -    the date we determine the initial Lifetime Income Amount,



     - the date you purchased the Rider, if the oldest Covered Person was age 65 at that time; otherwise



     - the Anniversary Date on, or immediately following, the date the oldest Covered Person would attain age 65.

We provide the following examples of the Lifetime Income Date for Contracts purchased with a Principal Plus for Life Plus Spousal Protection Rider:



     Assume you purchased a Contract on NOVEMBER 1, 2006 with the Principal Plus for Life Plus Spousal Protection Rider.



     EXAMPLE #1



     You are born July 1, 1941 and your spouse is born June 1, 1947.



          - Since the oldest Covered Person has attained age 65 at the time of purchase, we will calculate the Lifetime Income Date on November 1, 2006. We provide a Lifetime Income Amount starting on this date.



     EXAMPLE #2



     You are born December 1, 1950 and your spouse is born October 1, 1956.



          - Since the oldest Covered Person attains age 65 on December 1, 2015, we will calculate the Lifetime Income Date on November 1, 2016. We provide a Lifetime Income Amount starting on this date.



RESET means a reduction resulting from our recalculation of:



     - the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or (for Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection) the Lifetime Income Amount if your annual withdrawals of Contract Value exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount.



STEP-UP means an increase resulting from our recalculation of:



     - the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or (for Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection) Lifetime Income Amount on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.



We also use the term "withdrawal" to refer to amounts withdrawn, including any applicable withdrawal charges.



Principal Plus, Principal Plus for Life



OVERVIEW. The optional Principal Plus and Principal Plus for Life Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders guarantee the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a Guaranteed Withdrawal Amount each year, beginning on the date you purchased the Rider. The initial Guaranteed Withdrawal Amount equals 5% of your initial Purchase Payment for the Contract. (We do not count Purchase Payment amounts over $5 million or any Payment Enhancement attributable to the Purchase Payment for this purpose.) You can withdraw the Guaranteed Withdrawal Amount each year until the "Guaranteed Withdrawal Balance" is depleted to zero.



In addition, we designed the Principal Plus for Life Rider to permit you to withdraw a minimum annual amount, called the "Lifetime Income Amount" starting on a "Lifetime Income Date." If you limit your annual withdrawals to the Lifetime Income Amount, we will make this benefit available to you, as long as the Covered Person is alive and an Owner, Beneficiary or Annuitant under the Contract, even after you have recovered your investments in the Contract and even if your Contract Value reduces to zero.



IMPACT OF WITHDRAWALS. We decrease the Guaranteed Withdrawal Balance each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Guaranteed Withdrawal Balance by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically Reset the Guaranteed Withdrawal Balance to equal the lesser of:



     -    the Contract Value immediately after the withdrawal; or



     - the Guaranteed Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal.



Each time we Reset the Guaranteed Withdrawal Balance, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of:



     -    the Guaranteed Withdrawal Amount prior to the withdrawal; or



     - 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance value.

Under Principal Plus for Life, we also will recalculate the Lifetime Income Amount after the Lifetime Income Date if a withdrawal causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount will equal the lesser of:



     -    the Lifetime Income Amount prior to the withdrawal; or



     - 5% of the greater of the Contract Value immediately after the withdrawal or the new Guaranteed Withdrawal Balance value.



In certain circumstances, however, we will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or (under Principal Plus for Life) the Lifetime Income Amount, even where a withdrawal would exceed the Guaranteed Withdrawal Amount and/or Lifetime Income Amount for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distribution Program" below).



We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.



Under Principal Plus for Life, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Lifetime Income Amount. Under Principal Plus for Life, if you take any withdrawals prior to the Lifetime Income Date, the initial amount of the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Lifetime Income Date without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Guaranteed Withdrawal Balance value) your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount.



Principal Plus enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Guaranteed Withdrawal Balance immediately after the withdrawal is greater than zero (see "Settlement Phase" below). The Principal Plus benefit terminates if the Contract Value and Guaranteed Withdrawal Balance immediately after a withdrawal are both equal to zero (See "Rider Fees" and "Termination").



Principal Plus for Life enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is greater than zero (see "Settlement Phase"). The Principal Plus for Life benefit terminates if the Contract Value, Guaranteed Withdrawal Balance and Lifetime Income Amount immediately after a withdrawal are all equal to zero (see "Rider Fees" and "Termination").



If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we will recalculate amounts we guarantee for future withdrawals. We may Reset Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and, Lifetime Income Amount (under Principal Plus for Life) values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount (under Principal Plus for Life) may reduce or eliminate future Lifetime Income Amount values.



INCREASES IN THE GUARANTEED WITHDRAWAL BALANCE. We will increase the Guaranteed Withdrawal Balance:



     - by any applicable Bonus if you take no withdrawals during certain Contract Years;



     - by any applicable "Step-up" to reflect certain increases in Contract Value; and



     - to reflect additional Purchase Payments (see "Purchase Payments" above).

Bonuses, when applied, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and (under Principal Plus for Life) the Lifetime Income Amount.



BONUSES. We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during a Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the Bonus Period under Principal Plus is the first 5 Contract Years. The Bonus Period under Principal Plus for Life is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the Covered Person attains age 80.



Each time you qualify for a Bonus, we will increase the Guaranteed Withdrawal
Balance:



     - by an amount equal to 5% of total Purchase Payments to the Contract if you did not previously Step-up the Guaranteed Withdrawal Balance and/or we did not previously Reset the Guaranteed Withdrawal Balance (see "Impact of Withdrawals" above); otherwise



     - by an amount equal to 5% of the Guaranteed Withdrawal Balance immediately after the latest Step-up or Reset, increased by any Purchase Payments received since such latest Step-up or Reset.



Each time we apply a Bonus to the Guaranteed Withdrawal Balance, we will also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Bonus or 5% of the Guaranteed Withdrawal Balance after the Bonus. Under Principal Plus for Life, we will also recalculate the Lifetime Income Amount to equal the greater of the Lifetime Income Amount prior to the Bonus or 5% of the Guaranteed Withdrawal Balance after the Bonus.



Step-ups will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount.



Step-ups. If the Contract Value on any Step-up Date is greater than the Guaranteed Withdrawal Balance on that date, we will recalculate the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Each time we recalculate a Step-up, we also recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount (with respect to Principal Plus for Life). The recalculated Guaranteed Withdrawal Amount will equal the greater of the current Guaranteed Withdrawal Amount or 5% of the new Guaranteed Withdrawal Balance value, and the recalculated Lifetime Income Amount will equal the greater of the current Lifetime Income Amount or 5% of the new Guaranteed Withdrawal Balance value. We also reserve the right to increase the rate of the Rider fee up to a maximum rate of 0.75% at the time of a Step-up.



The Step-up Dates occur only while a Principal Plus or Principal Plus for Life Rider is in effect. Under Principal Plus and for Contracts issued with the Principal Plus for Life Rider before February 13, 2006, we schedule the Step-up Dates for every 3rd Contract Anniversary after the Contract Date (e.g. 3rd, 6th, 9th etc.), up to and including the 30th Contract Anniversary. Contracts issued with the Principal Plus for Life Rider on and after February 13, 2006 (may vary by state) contain an enhanced schedule of Step-up Dates. Under this enhanced schedule, Step-up Dates under Principal Plus for Life include each succeeding Contract Anniversary on and after the 9th Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary.



If you purchased a Principal Plus for Life Rider without the enhanced schedule, we may have issued a special endorsement, in states where approved, after we issued your Contract. This special endorsement to the Principal Plus for Life Rider increases Step-up Dates to include each succeeding Contract Anniversary on and after the 9th Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the Age 95 Contract Anniversary. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, we will only schedule Step-up Dates under the original schedule.



Step-ups under Principal Plus. Under Principal Plus, you may elect to increase ("Step-up") the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount, if applicable) to the recalculated value within 30 days following each Step-up Date. Subject to state approval, however, we may issue a special endorsement to the Principal Plus Rider after we have issued the Contract. Under this special endorsement to the Principal Plus Rider, we will automatically increase the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount, if applicable) to equal a higher recalculated value. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, you will then need to elect a Step-up within 30 days of the respective Step-up Date if you choose to make it effective.



Each time a Step-up goes into effect, the Principal Plus fee will change to reflect the stepped-up Guaranteed Withdrawal Balance value. We also reserve the right to increase the rate of the Principal Plus fee, up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-up (see "Rider Fees").



If you decline a scheduled Step-up, you will have the option to elect to Step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-up Dates. If you decide to Step-up the Guaranteed Withdrawal Balance and the special endorsement to your Principal Plus Rider is in effect, we will thereafter resume automatic Step-ups on each succeeding Step-up Date.

Step-ups under Principal Plus for Life. We will automatically increase ("Step-up") the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Each time we apply a Step-up, we will also recalculate the Guaranteed Withdrawal Amount, the Lifetime Income Amount, and the Rider Fee as described above. The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-up or 5% of the new Guaranteed Withdrawal Balance value after the Step-up and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-up or 5% of the new Guaranteed Withdrawal Balance value after the Step-up. We also reserve the right to increase the rate of the Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up (see "Rider Fees").



If you decline an automatic scheduled Step-up, you will have the option to elect to Step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent Step-up Dates. If you decide to Step-up the Guaranteed Withdrawal Balance, we will thereafter resume automatic Step-ups under the schedule in effect for your Contract.



LIFE EXPECTANCY DISTRIBUTION PROGRAM. You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). Withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:



     - pursuant to Code Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the Owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or



     - pursuant to Code Section 72(s)(2) upon the request of the Beneficiary (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or



     - as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A, as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").



Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all life expectancy distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.



We base our life expectancy calculations on our understanding and interpretation of the requirements under tax law applicable to Pre-59 1/2 Distributions, Required Minimum Distributions, Non-Qualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. You should discuss these matters with your tax advisor for further information.



Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value and your Guaranteed Withdrawal Balance. We will not, however, Reset your Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or the Lifetime Income Amount (with respect to Principal Plus for Life) if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount, as applicable, and all withdrawals during that year were under our Life Expectancy Distribution Program.



For Principal Plus, the Company's Life Expectancy Amount for each year is equal to the greater of:


     - the Contract Value as of the applicable date divided by the Owner's Life Expectancy; or


     - the Guaranteed Withdrawal Balance as of the applicable date divided by the Owner's Life Expectancy.



For purposes of these Life Expectancy Amount calculations, the Owner's Life Expectancy will be determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2003, issued under the relevant section of the Code referred to above.



In the future, the requirements under tax law for such distributions may change and the Life Expectancy Amount calculation provided under Principal Plus may not be sufficient to satisfy the requirement under tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed the Life Expectancy Amount and may result in a Reset of the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount. Please discuss these matters with your tax advisor for more information on Principal Plus.

We will not make any further withdrawals under our Life Expectancy Distribution program if both the Contract Value and the Guaranteed Withdrawal Balance are depleted to zero. If your Contract includes Principal Plus for Life, we will make continue to make distributions as part of the "Settlement Phase," however, if the Lifetime Income Amount is greater than zero and the Covered Person is living at that time. We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as excess withdrawals and will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or (with respect to Principal Plus for Life) the Lifetime Income Amount.



SETTLEMENT PHASE. We automatically make settlement payments during the "Settlement Phase" under Principal Plus and Principal Plus for Life. Under Principal Plus, the Settlement Phase begins if withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and the Guaranteed Withdrawal Balance immediately after the withdrawal is still greater than zero. Under Principal Plus for Life, the Settlement Phase begins if withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is still greater than zero. During the Settlement Phase under either Rider, your Contract will continue but all other rights and benefits under the Contract terminate, including death benefits and any additional Riders. We will not accept additional Purchase Payments and we will not deduct any charge for either benefit during the Settlement Phase. At the beginning of the Settlement Phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies, as described in the following sections.



Principal Plus Settlement Phase. At the beginning of Principal Plus's Settlement Phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Guaranteed Withdrawal Balance depletes to zero (see "Life Expectancy Distribution Program"). If the Guaranteed Withdrawal Amount or the Life Expectancy Distribution, if applicable, for a Contract Year exceeds the Guaranteed Withdrawal Balance, however, then the settlement payment for that Contract Year will be limited to the Guaranteed Withdrawal Balance. The settlement payments will be paid no less frequently than annually. If any Owner dies during Principal Plus's Settlement Phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "Accumulation Period Provisions - Payment of Death Benefit" provision of this Prospectus.



This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under our current administrative procedures and Principal Plus continues (as described in "Impact of Death Benefits," below) and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Principal Plus's Settlement Phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "Accumulation Period Provisions - Payment of death benefit" provision of this Prospectus.



Principal Plus for Life Settlement Phase. At the beginning of Principal Plus for Life's Settlement Phase, the settlement payment amount we permit you to choose varies:



     - You may choose an amount that is no greater than, or equal to, the Guaranteed Withdrawal Amount if the Guaranteed Withdrawal Balance is greater than zero at the beginning of the Settlement Phase. We reduce any remaining Guaranteed Withdrawal Balance each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero. After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount (see "Impact of Withdrawals").



     - You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect under your Contract and the Guaranteed Withdrawal Balance is greater than zero at the beginning of the Settlement Phase. If you do, we will reduce any remaining Guaranteed Withdrawal Balance each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero (see "Life Expectancy Distribution Program"). After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value.



     - We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Guaranteed Withdrawal Balance at the beginning of the Settlement Phase. If the Covered Person is alive when the Guaranteed Withdrawal Balance is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount.



     - After the Lifetime Income Date, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we will recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime

          Income Amount (see "Impact of Withdrawals" above). We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Life Expectancy Distribution program.



Impact of Death Benefits. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, Principal Plus and Principal Plus for Life will end if the Beneficiary takes the death benefit as a lump sum under our current administrative procedures.


Continuation of Principal Plus. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:


IF THE BENEFICIARY IS:                  THEN PRINCIPAL PLUS:
-----------------------------------     -----------------------------------------------------------
1. The Deceased Owner's Spouse          - Continues if the Guaranteed Withdrawal Balance is greater than zero.

                                        - Within 30 days following the date we determine the death benefit under the Contract, provides the Beneficiary with
                                          an option to elect to Step-Up the Guaranteed Withdrawal
                                          Balance if the death benefit on the date of determination
                                          is greater than the Guaranteed Withdrawal Balance.

                                        - Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the Guaranteed Withdrawal
                                          Balance is still greater than zero. (Death benefit
                                          distributions will be treated as withdrawals. Some methods of death benefit distribution may result in distribution
                                          amounts in excess of both the Guaranteed Withdrawal Amount and the Life Expectancy Distributions. In such cases, the
                                          Guaranteed Withdrawal Balance may be automatically Reset,
                                          thereby possibly reducing the Guaranteed Minimum
                                          Withdrawal Benefit provided under this Rider).

                                        - Continues to impose the Principal Plus fee.

                                        - Continues to be eligible for any remaining Bonuses and
                                          Step-Ups, but we will change the date we determine and
                                          apply these benefits to future anniversaries of the date
                                          we determine the initial death benefit. Remaining eligible
                                          Step-Up Dates will also be measured beginning from the
                                          death benefit determination date but the latest Step-Up
                                          Date will be no later than the 30th Contract Anniversary
                                          after the Contract Date.

2. Not the Deceased Owner's Spouse      Continues in the same manner as above, except that Principal
                                        Plus does not continue to be eligible for any remaining
                                        Bonuses and Step-Ups, other than the initial Step-Up of the
                                        Guaranteed Withdrawal Balance to equal the death benefit, if greater than the Guaranteed Withdrawal Balance prior to the death benefit.



If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus continues, we will determine the Adjusted Guaranteed Withdrawal Balance and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.



Continuation of Principal Plus for Life. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:



IF A BENEFICIARY IS:                    THEN PRINCIPAL PLUS FOR LIFE:
-----------------------------------     ------------------------------------------------------------
1. The deceased Owner's spouse          - Does not continue with respect to the Lifetime Income
and the deceased Owner is the             Amount, but continues with respect to the Guaranteed
Covered Person                            Withdrawal Amount if the death benefit or the Guaranteed
                                          Withdrawal Balance is greater than zero. We will
                                          automatically Step-Up the Guaranteed Withdrawal Balance to equal the initial death benefit we determine, if greater
                                          than the Guaranteed Withdrawal Balance prior to the death
                                          benefit.

                                        - Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the Guaranteed Withdrawal
                                          Balance is still greater than zero.

                                        - Continues to impose the Principal Plus for Life fee.

                                        - Continues to be eligible for any remaining Bonuses and
                                          Step-Ups, but we will change the date we determine and
                                          apply these benefits to future anniversaries of the date
                                          we determine the initial death benefit. We will permit the spouse to opt out of the initial death benefit Step-Up, if any, and any future Step-Ups if we increase the rate of
                                          the Principal Plus for Life fee at that time.

Not the deceased Owner's                Continues in the same manner as 1., except that Principal
spouse and the deceased Owner           Plus for Life does not continue to be eligible for any
is the Covered Person                   remaining Bonuses and Step-Ups, other than the initial
                                        Step-Up of the Guaranteed Withdrawal Balance to equal the
                                        death benefit, if greater than the Guaranteed Withdrawal
                                        Balance prior to the death benefit. We will permit the
                                        Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Principal Plus for
                                        Life fee at that time.

IF A BENEFICIARY IS:                    THEN PRINCIPAL PLUS FOR LIFE:
-----------------------------------     ------------------------------------------------------------
The deceased Owner's                    Continues in the same manner as 1., except that Principal
spouse and the deceased Owner           Plus for Life continues with respect to the Lifetime Income
is not the Covered Person               Amount for the Beneficiary. If the Lifetime Income Amount
                                        has not been determined prior to the payment of any portion of the death benefit, we will determine the initial Lifetime
                                        Income Amount after the Covered Person is 65 (59 1/2 for
                                        Principal Plus for Life Riders issued on or after March 12,
                                        2007). We will make our determination of the initial
                                        Lifetime Income Amount on an anniversary of the date we
                                        determined the death benefit.

Not the deceased Owner's                Continues in the same manner as 1., except that Principal
spouse and the deceased Owner           Plus for Life continues with respect to the Lifetime Income
is not the Covered Person               Amount for the Beneficiary. If the Lifetime Income Amount
                                        has not been determined prior to the payment of any portion of the death benefit, we will determine the initial Lifetime
                                        Income Amount after the Covered Person is 65 (59 1/2 for
                                        Principal Plus for Life Riders issued on or after March 12,
                                        2007). We will make our determination of the initial
                                        Lifetime Income Amount on an anniversary of the date we
                                        determined the death benefit.

                                        In this case, Principal Plus for Life does not continue to be eligible for any remaining Bonuses and Step-ups, other
                                        than the initial Step-up of the Guaranteed Withdrawal
                                        Balance to equal the death benefit, if greater than the
                                        Guaranteed Withdrawal Balance prior to the death benefit. We will permit the Beneficiary to opt out of the initial death benefit Step-up, if any, if we increase the rate of the
                                        Principal Plus for Life fee at that time.



If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus for Life continues, we will determine the Adjusted Guaranteed Withdrawal Balance and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.



Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus or Principal Plus for Life Rider. (Under the Principal Plus for Life Rider, however, we reduce the Lifetime Income Amount to zero if the Covered Person dies during the Settlement Phase.) If the Beneficiary is the deceased Owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.



TERMINATION. You may not terminate either the Principal Plus or the Principal Plus for Life Rider once it is in effect. The respective Rider terminates, automatically, however, upon the earliest of:


     - the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or


     - under Principal Plus, the date the Guaranteed Withdrawal Balance depletes to zero; or


     - under Principal Plus for Life, the date the Contract Value, the Guaranteed Withdrawal Balance and the Lifetime Income Amount all equal zero; or


     -    under Principal Plus, the Maturity Date; or



     -    under Principal Plus for Life, the date an Annuity Option begins; or


     -    termination of the Contract.


We impose an additional annual fee for a Principal Plus or Principal Plus for Life Rider to a Contract. Under Principal Plus for Life, the Covered Person must attain age 65 (59 1/2 for Principal Plus for Life Riders issued on or after March 12, 2007) and remain living for you to receive certain benefits. Furthermore, these Riders limit the Investment Options otherwise available under the Contract, contain age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provide no guaranteed withdrawal benefits once payments begin under any of the Annuity Options described elsewhere in the Prospectus.



EXAMPLES. We provide hypothetical examples that illustrate the benefits under the Principal Plus and Principal Plus for Life Riders at the end of this Appendix.

Principal Plus for Life Plus Automatic Annual Step-up Rider



OVERVIEW. This version of the Principal Plus for Life optional benefit Rider is the same as the Principal Plus for Life optional benefit Rider, except that it provides annual "Step-up Dates" and we charge a different fee (see "Rider Fees" above). Please refer to the description of Principal Plus for Life above for a general overview of this Rider.



IMPACT OF WITHDRAWALS. Please refer to the description of Principal Plus for Life above for information on the impact of withdrawals on the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount.



If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we will recalculate amounts we guarantee for future withdrawals. We may Reset Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount may reduce or eliminate future Lifetime Income Amount values.



INCREASES IN THE GUARANTEED WITHDRAWAL BALANCE. We will increase the Guaranteed Withdrawal Balance: by any applicable Bonus if you take no withdrawals during certain Contract Years; by any applicable "Step-up" to reflect certain increases in Contract Value; and to reflect additional Purchase Payments (see "Purchase Payments" above).



BONUSES. Please refer to the description of Principal Plus for Life - "Bonuses" above for information on Bonus qualification and effect.



STEP-UPS. If you elected this Rider, we will automatically increase ("Step-up") the Guaranteed Withdrawal Balance to equal the Contract Value on each Contract Anniversary starting with the first Contract Anniversary. We will continue Step-ups until, and including, the 30th Contract Anniversary (or Age 80, if earlier) while the Rider is in effect, provided the Contract Value is greater than the Guaranteed Withdrawal Balance on that date.



Each time we apply a Step-up, we will also recalculate the Guarantee Withdrawal Amount and the Lifetime Income Amount as described in Principal Plus for Life - "Step-ups" above. We also reserve the right to increase the rate of the Principal Plus for Life Plus Automatic Annual Step-up Rider fee up to a maximum rate of 1.20% of the adjusted Guaranteed Withdrawal Balance. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up. If you decline an automatic Step-up, you will have the option to elect to Step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent annual Step-up Dates. If you decide to Step-up the Guaranteed Withdrawal Balance, we will thereafter resume automatic, annual Step-ups.



We provide no assurance that your Contract Value will be sufficient on any Step-up Date to receive an increase in the guarantees we provide under a Principal Plus for Life Plus Automatic Annual Step-up Rider. The amount that may be provided by more frequent Step-up Dates under the Rider, may, over time, be more than offset by the additional fee associated with this Rider compared to the Principal Plus for Life Rider fee. Similar to Principal Plus for Life, this Rider limits the investment options otherwise available under the Contract, requires the Covered Person to attain age 65 (59 1/2 for Riders issued on or after March 12, 2007) and remain living for you to receive certain benefits, contains age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provides no guaranteed withdrawal benefits once payments begin under any of the Annuity Options.



EXAMPLES. We provide hypothetical examples that illustrate the benefits under the Principal Plus for Life Plus Automatic Annual Step-up Rider at the end of this Appendix.



Principal Plus for Life Plus Spousal Protection Rider



OVERVIEW. The optional Principal Plus for Life Plus Spousal Protection Rider provides a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, this Rider guarantees the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a Guaranteed Withdrawal Amount each year, beginning on the date you purchase the Rider. The initial Guaranteed Withdrawal Amount equals 5% of your initial Purchase Payment for the Contract. (We do not count Purchase Payment amounts over $5 million or any Payment Enhancement attributable to the Purchase Payment for this purpose.) You can withdraw the Guaranteed Withdrawal Amount each year until the "Guaranteed Withdrawal Balance" is depleted to zero.



In addition, we designed the Principal Plus for Life Plus Spousal Protection Rider to permit you to withdraw a minimum annual amount, called the Lifetime Income Amount, starting on a Lifetime Income Date. If you limit your annual withdrawals to the Lifetime Income Amount, we will make this benefit available as long as either Covered Person remains alive and an Owner, Beneficiary or Annuitant under the Contract, even if your Contract Value reduces to zero. The Lifetime Income Amount reduces to zero upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.

IMPACT OF WITHDRAWALS. Please refer to the description of Principal Plus for Life, above, for information on the impact of withdrawals on the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount.



INCREASES IN THE GUARANTEED WITHDRAWAL BALANCE. We will increase the Guaranteed Withdrawal Balance:



     - by any applicable Bonus if you take no withdrawals during certain Contract Years;



     - by any applicable "Step-up" to reflect certain increases in Contract Value; and



     - to reflect additional Purchase Payments (see "Purchase Payments" above).



BONUSES. We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during the Bonus Period if you take no withdrawals during that Contract Year as described under "Principal Plus, Principal Plus for Life - Bonuses" above. The Bonus Period for the Principal Plus for Life Plus Spousal Protection Rider is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the younger of the two Covered Persons attains age 80. If you purchased the Principal Plus for Life Plus Spousal Protection Rider to replace a Principal Plus for Life Rider, and the additional Covered Person is the younger of the two Covered Persons, the Bonus Period will be based on the age of that Covered Person as of the initial Contract Date. If you elected the Spousal version of the Principal Plus for Life Rider when you purchase a Contract, the Bonus Period is determined on the Contract Date. The Bonus Period will not change upon the death of either Covered Person.



STEP-UPS. The Principal Plus for Life Plus Spousal Protection Rider is subject to the Step-up benefit as described above for the Principal Plus for Life Rider. (See "Principal Plus, Principal Plus for Life - Step-ups.") We schedule the Step-up Dates for the 3rd, 6th, and 9th Contract Anniversary while the Rider is in effect. After the 9th Contract Anniversary, we increase the schedule of Step-up Dates to include each succeeding Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary while the Rider is in effect.



LIFE EXPECTANCY DISTRIBUTION PROGRAM. You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse) as described for the Principal Plus for Life Rider above. (See "Principal Plus, Principal Plus for Life - "Life Expectancy Distribution Program.") Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all life expectancy distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.



SETTLEMENT PHASE. The Principal Plus for Life Plus Spousal Protection Rider will enter a Settlement Phase as described above for Principal Plus for Life when:



     -    the Contract Value reduces to zero; and



     - withdrawals during that Contract Year do not exceed the Guaranteed Withdrawal Amount; and



     - either the Guaranteed Withdrawal Balance or the Lifetime Income Amount is greater than zero.



If during the Settlement Phase, the Guaranteed Withdrawal Balance equals zero and the Lifetime Income Amount is greater than zero, you will automatically receive settlement payments each Contract Year equal to the Lifetime Income Amount during the life of either Covered Person.



IMPACT OF DEATH BENEFITS. Death benefits under a Principal Plus for Life Plus Spousal Protection Rider differ from those under the Principal Plus for Life
Rider:



Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an "Owner" if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract's death benefit as a lump sum under our current administrative procedures. (See "Death after Removal of a Covered Person" below if there is no surviving Covered Person.) If the Contract continues, the Principal Plus for Life Plus Spousal Protection Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only on the lifetime of the surviving Covered Person and continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee (see "Rider Fees" above). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount, Lifetime Income Amount, Bonuses or Step-ups). We will treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount and the Lifetime Income Amount.



If the first Covered Person to die is not the Owner (or is not deemed to be an "Owner" if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect, and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount, Lifetime Income Amount, Bonuses or Step-ups.

If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on Lifetime Income Date. At the time we compute the Lifetime Income Amount, we may permit the surviving Covered Person to receive settlement payments:



     - no greater than the Guaranteed Withdrawal Amount until the Guaranteed Withdrawal Balance is depleted to zero;



     - no less than the Lifetime Income Amount during the lifetime of the surviving Covered Person (the Lifetime Income Amount may be lower than the Guaranteed Withdrawal Amount and the duration of settlement payments based on the Lifetime Income Amount may be longer or shorter than the duration of settlement payments based on the Guaranteed Withdrawal Amount); or



     - based on amounts we calculate under our Life Expectancy Distribution program (see "Life Expectancy Distribution Program" above).



We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.



Death of Last Covered Person. If the surviving Covered Person dies while the Principal Plus for Life Plus Spousal Protection Rider is in effect and if the Beneficiary does not take the death benefit under the Contract as a lump sum under our current administrative procedures or as an Annuity Option, the Principal Plus for Life Plus Spousal Protection Rider will continue. The Rider will only continue, however, if the death benefit or the Guaranteed Withdrawal Balance is greater than zero at the time. We will Step-up the Guaranteed Withdrawal Balance to equal the death benefit, if greater than the Guaranteed Withdrawal Balance prior to the death benefit, and treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount. The Rider will not continue to provide for any remaining Bonuses or Step-ups, and will not continue with respect to the Lifetime Income Amount. If the Rider continues, the Principal Plus for Life Plus Spousal Protection Rider fee will continue (see "Rider Fees" above). We will permit the Beneficiary to opt out of the initial death benefit Step-up, if any, if we increase the rate of the Principal Plus for Life Plus Spousal Protection Rider fee at that time. The Rider will enter its Settlement Phase if the Guaranteed Withdrawal Balance is still greater than zero when distributions of death benefits under a Contract deplete any remaining death benefit proceeds to zero.



If the surviving Covered Person dies during the Settlement Phase, we will reduce the Lifetime Income Amount to zero. If the Beneficiary at that time is the spouse of the decedent, that spouse may choose the amount of any remaining settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the decedent's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of death. Otherwise, the entire interest must be distributed within five years of the death. When settlement payments deplete the Guaranteed Withdrawal Balance to zero, the Rider terminates and we no make no additional payments to the Beneficiary.



Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see "Covered Person" in the definitions above). If that happens and:



     - if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and



     - if the remaining Covered Person subsequently dies, the Rider may continue in certain cases as described in "Death of Last Covered Person" above.



TERMINATION. The Principal Plus for Life Plus Spousal Protection Rider terminates in the same manner as described above for the Principal Plus for Life Rider.



We impose an additional annual fee for a Principal Plus for Life Plus Spousal Protection Rider to a Contract. Under Principal Plus for Life Plus Spousal Protection, at least one of the Covered Persons must attain age 65 and remain living for you to receive certain benefits. Furthermore, the Riders limit the Investment Options otherwise available under the Contract, contain age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provide no guaranteed withdrawal benefits once payments begin under any of the Annuity Options described elsewhere in the Prospectus.



EXAMPLES. We provide hypothetical examples that illustrate the benefits under the Principal Plus for Life Plus Automatic Plus Spousal Protection Rider at the end of this Appendix.

EXAMPLES OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS



The following examples provide hypothetical illustrations of the benefits provided under the Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection optional benefit Riders. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.



EXAMPLES 1A, 1B AND 1C DEMONSTRATE THE BASIC OPERATION OF THE PRINCIPAL PLUS OPTIONAL BENEFIT RIDER.



EXAMPLE 1. THIS EXAMPLE ILLUSTRATES THE IMPACT OF IMMEDIATE WITHDRAWALS. Assume a single Purchase Payment of $100,000, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken in each of the first 20 Contract Years and there are no Step-ups.



                                                                                                 GUARANTEED
                                                                                             WITHDRAWAL BALANCE
                                         GUARANTEED                                             ON CONTRACT
CONTRACT YEAR    PURCHASE PAYMENTS    WITHDRAWAL AMOUNT    WITHDRAWAL TAKEN      BONUS          ANNIVERSARY
-------------    -----------------    -----------------    ----------------    ---------     ------------------
   At issue           $100,000            $    --              $    --          $ --             $100,000(1)
      1                      0              5,000(1)             5,000             0(2)            95,000
      2                      0              5,000                5,000(2)          0               90,000(3)
      3                      0              5,000                5,000             0               85,000
      4                      0              5,000                5,000             0               80,000
      5                      0              5,000                5,000             0               75,000
     10                      0              5,000                5,000             0               50,000
     20                      0              5,000                5,000             0                    0(4)



----------
(1) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 x $100,000 = $5,000).



(2) In this example, withdrawals each year equal the Guaranteed Withdrawal Amount. There is no Bonus in any year that a withdrawal is taken.



(3) Since the withdrawal taken is equal to the Guaranteed Withdrawal Amount, following the withdrawal the Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the withdrawal decreased by the amount of the withdrawal ($95,000 - $5,000 = $90,000).



(4) In this example, withdrawals equal to the Guaranteed Withdrawal Amount were taken each year for 20 years. At the end of 20 years, the Guaranteed Withdrawal Balance is zero and the Rider will terminate.



EXAMPLE 1B. THIS EXAMPLE ILLUSTRATES THE IMPACT OF ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000, an additional Purchase Payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in Bonuses in those years) and there are no Step-ups.



                                    GUARANTEED WITHDRAWAL AMOUNT                                    GUARANTEED WITHDRAWAL BENEFIT
CONTRACT YEAR   PURCHASE PAYMENTS      AFTER PURCHASE PAYMENT      WITHDRAWAL TAKEN      BONUS         ON CONTRACT ANNIVERSARY
-------------   -----------------   ----------------------------   ----------------   -----------   -----------------------------
   At issue        $100,000                   $    --                 $    --         $     --               $100,000
      1                   0                     5,000                       0            5,000(1)             105,000(1)
      2              10,000(B)                  5,750(2)                    0            5,500                120,500
      3                   0                     6,025                   6,025(3)             0(4)             114,475(3)
      4                   0                     6,025                       0            5,500                119,975
      5                   0                     6,025                       0            5,500                125,475



----------
(1) In this example, there is no withdrawal during the first Contract Year so a Bonus will be added to the Guaranteed Withdrawal Balance. The Bonus amount is equal to 5% of the total Purchase Payments to date (.05 x $100,000 = $5,000). The Guaranteed Withdrawal Balance is increased by the amount of the Bonus ($100,000 + $5,000 = $105,000). The new Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the Bonus ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after theBbonus (.05 x $105,000 - $5,250).



(2) In this example, there is an additional Purchase Payment at the beginning of the second Contract Year. Prior to that Purchase Payment the Guaranteed Withdrawal Amount is $5,250, see footnote A above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 x (105,000 + 10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 x $10,000)) =$5,750).



(3) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).



(4)  No Bonus is payable in any year that a withdrawal is taken.

EXAMPLE 1C. THIS EXAMPLE ILLUSTRATES THE IMPACT OF STEP-UPS AND EXCESS WITHDRAWALS Assume a single Purchase Payment of $100,000, no additional Purchase Payments are made, the Owner elects to Step-up the Guaranteed Withdrawal Balance at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a Reset).



                                 GUARANTEED
                             WITHDRAWAL AMOUNT                    HYPOTHETICAL CONTRACT                 GUARANTEED WITHDRAWAL
                 PURCHASE      AFTER PURCHASE     WITHDRAWAL        VALUE ON CONTRACT                    BALANCE ON CONTRACT
CONTRACT YEAR    PAYMENTS         PAYMENT            TAKEN      ANNIVERSARY PRIOR TO FEE      BONUS          ANNIVERSARY
-------------    --------    -----------------    ----------    ------------------------    --------    ---------------------
   At issue      $100,000        $    --          $    --              $     --              $   --            $100,000
      1                 0          5,000            5,000               102,000                   0              95,000
      2                 0          5,000            5,000               103,828                   0              90,000
      3                 0          5,000            5,000               105,781(1)                0            105,7811
      4                 0          5,289(2)         5,289                94,946                   0             100,492
      5                 0          5,289           10,000(3)             79,898(3)                0              79,898(3)



----------
(1) At the end of Contract Year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will Step-up to equal the Contract Value of $105,781.



(2) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289).



(3) At the end of year 5, there is a withdrawal of $10,000 which is greater than the Guaranteed Withdrawal Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be Reset to the lesser of (a) the Contract Value after the withdrawal ($79,898) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,492 - $10,000 = $90,492). Since the Guaranteed Withdrawal Balance was Reset, the Guaranteed Withdrawal Amount will be Reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995).



EXAMPLES 2A, 2B, 2C AND 2D DEMONSTRATE THE BASIC OPERATION OF THE PRINCIPAL PLUS FOR LIFE OPTIONAL BENEFIT RIDER.



EXAMPLE 2A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING TO START WITHDRAWALS. Assume a single Purchase Payment of $100,000 at Covered Person's age 49 1/2, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-up Dates, so there is no Step-up and the Covered Person survives at least 31 years from issue.



                           GUARANTEED                                                     GUARANTEED WITHDRAWAL
                PURCHASE   WITHDRAWAL   LIFETIME INCOME                                    BALANCE ON CONTRACT
CONTRACT YEAR   PAYMENTS     AMOUNT         AMOUNT        WITHDRAWAL TAKEN     BONUS           ANNIVERSARY
-------------   --------   ----------   ---------------   ----------------   ----------   ---------------------
   At issue     $100,000       N/A             N/A             $    0        $    0             $100,000(1)
       1               0    $5,000(1)          N/A                  0          5,000(2)          105,000(3)
       2               0     52503             N/A                  0          5,000             110,000
       3               0     5,500             N/A                  0          5,000             115,000
       4               0     5,750             N/A                  0          5,000             120,000
       5               0     6,000             N/A                  0          5,000             125,000
       6               0     6,250             N/A                  0          5,000             130,000
       7               0     6,500             N/A                  0          5,000             135,000
       8               0     6,750             N/A                  0          5,000             140,000
       9               0     7,000             N/A                  0          5,000             145,000
      10               0     7,250             N/A                  0          5,000             150,000
      11               0     7,500          $7,500(4)           7,500              0             142,500
      12               0     7,500           7,500              7,500              0             135,000
      13               0     7,500           7,500              7,500              0             127,500
      14               0     7,500           7,500              7,500              0             120,000
      15               0     7,500           7,500              7,500              0             112,500
      20               0     7,500           7,500              7,500              0              75,000
      25               0     7,500           7,500              7,500              0              37,500
      30               0     7,500           7,500              7,500              0                   0
      31+              0         0           7,500              7,500              0                   0



----------
(1) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 x $100,000 = $5,000). The Guaranteed Withdrawal Balance is used to determine the Guaranteed Withdrawal Amount, the Lifetime Income Amount and the Rider fee. It is not available for withdrawal as a lump sum.



(2) In this example, there is no withdrawal during the first Contract Year so a Bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total Purchase Payments to date (.05 x $100,000 = $5,000).



(3) Following a Bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the Bonus increased by the amount of the Bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the Bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the bonus (.05 x $105,000 = $5,250).



(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's attains age 59 1/2. The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 x $150,000 = $7,500)

EXAMPLE 2B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 at Covered Person's age 60, an Additional Purchase Payment of $10,000 during Contract Year 1, and an additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.



                                                   LIFETIME INCOME                       BENEFIT BASE ON     LIFETIME INCOME
                 PURCHASE     BENEFIT BASE AFTER     AMOUNT AFTER                           CONTRACT       AMOUNT ON CONTRACT
CONTRACT YEAR    PAYMENTS      PURCHASE PAYMENT    PURCHASE PAYMENT   WITHDRAWAL TAKEN     ANNIVERSARY         ANNIVERSARY
-------------   -----------   ------------------   ----------------   ----------------   ---------------   ------------------
   At issue     $100,000          $100,000            $5,000                                $100,000             $5,000
      1           10,000(1)       $110,000(1)         $5,500(1)            $5,500            104,500              5,500
      2           10,000(2)       $114,500(2)          5,725(2)             5,725            108,775              5,725



----------
(1) In this example, there is an additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + 10,000 = $110,000). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 x 110,000 = $5,500).



(2) In the second year, there is another Additional Purchase Payment of $10,000. Following the Additional Purchase Payment, the Benefit Base is calculated as the previous Benefit Base plus the amount of the Additional Purchase Payment ($104,500 + 10,000 = $114,500). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 x 114,500 = $5,725).



EXAMPLE 2C. THIS EXAMPLE DEMONSTRATE THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 at age 59 1/2, no additional Purchase Payments are made, and withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no Bonuses. The Guaranteed Withdrawal Balance Steps-up at the end of Contract Year 3,



                              GUARANTEED      LIFETIME INCOME                      HYPOTHETICAL CONTRACT
                              WITHDRAWAL        AMOUNT AFTER                         VALUE ON CONTRACT          GUARANTEED
                PURCHASE     AMOUNT AFTER         PURCHASE                         ANNIVERSARY PRIOR TO    WITHDRAWAL BALANCE ON
CONTRACT YEAR   PAYMENTS   PURCHASE PAYMENT       PAYMENT       WITHDRAWAL TAKEN         RIDER FEE         CONTRACT ANNIVERSARY
-------------   --------   ----------------   ---------------   ----------------   ---------------------   --------------------
   At issue     $100,000        $  --             $   --            $   --               $    --                 $100,000
      1                0        5,000              5,000             5,000                102,000                  95,000
      2                0        5,000              5,000             5,000                103,828                  90,000
      3                0        5,000              5,000             5,000                105,781                 105,781(1)
      4                0        5,289(2)           5,289(2)          5,289                 94,946                 100,492



----------
(1) At the end of Contract Year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will Step-up to equal the Contract Value of $105,781.



(2) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 x $105,781 = $5,289). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 x $107,881 = $5,289).



EXAMPLE 2D. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS. Assume the same Purchase Payments and withdrawals as example 2c, but with a withdrawal of $10,000 at the end of year 4.



                                                                                       HYPOTHETICAL
                              GUARANTEED      LIFETIME INCOME                        CONTRACT VALUE ON
                              WITHDRAWAL        AMOUNT AFTER                             CONTRACT              GUARANTEED
                PURCHASE     AMOUNT AFTER         PURCHASE                         ANNIVERSARY PRIOR TO   WITHDRAWAL BALANCE ON
CONTRACT YEAR   PAYMENTS   PURCHASE PAYMENT       PAYMENT       WITHDRAWAL TAKEN         RIDER FEE        CONTRACT ANNIVERSARY
-------------   --------   ----------------   ---------------   ----------------   --------------------   ---------------------
   At issue     $100,000       $   --             $   --            $    --               $     --               $100,000
      1                0        5,000              5,000              5,000                102,000                 95,000
      2                0        5,000              5,000              5,000                103,828                 90,000
      3                0        5,000              5,000              5,000                105,781                105,781
      4                0        5,289              5,289             10,000                 90,235                 90,235(1)
      5                0        4,512(1)           4,512(1)           4,512                 76,319                 85,723



----------
(1) The withdrawal of $10,000 exceeds the Guaranteed Withdrawal Amount and the Lifetime Income Amount of $5,289. The Benefit Base will be reset to equal the lesser of the Contract Value after the withdrawal ($90,235) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($105,781-10,000 = $95,781). The Guaranteed Income Amount and the Lifetime Income Amount will equal 5% of the new Benefit Base (.05 x 90,235 = $4,512).

EXAMPLES 3A, 3B, 3C AND 3D DEMONSTRATE THE BASIC OPERATION OF THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UPS OPTIONAL BENEFIT RIDER.



EXAMPLE 3A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING TO START WITHDRAWALS. Assume a single Purchase Payment of $100,000 at Covered Person's age 49 1/2, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-up Dates, so there is no Step-up and the Covered Person survives at least 31 years from issue.



                                                                                             GUARANTEED
                           GUARANTEED                                                    WITHDRAWAL BALANCE
                PURCHASE   WITHDRAWAL   LIFETIME INCOME                                     ON CONTRACT
CONTRACT YEAR   PAYMENTS     AMOUNT         AMOUNT        WITHDRAWAL TAKEN     BONUS        ANNIVERSARY
-------------   --------   ----------   ---------------   ----------------   ---------   ------------------
   At issue     $100,000      N/A              N/A            $    0         $    0          $100,000(1)
       1               0    $5,000(1)          N/A                 0          5,000(2)        105,000(3)
       2               0     52503             N/A                 0          5,000           110,000
       3               0     5,500             N/A                 0          5,000           115,000
       4               0     5,750             N/A                 0          5,000           120,000
       5               0     6,000             N/A                 0          5,000           125,000
       6               0     6,250             N/A                 0          5,000           130,000
       7               0     6,500             N/A                 0          5,000           135,000
       8               0     6,750             N/A                 0          5,000           140,000
       9               0     7,000             N/A                 0          5,000           145,000
      10               0     7,250             N/A                 0          5,000           150,000
      11               0     7,500          $7,500(4)          7,500              0           142,500
      12               0     7,500           7,500             7,500              0           135,000
      13               0     7,500           7,500             7,500              0           127,500
      14               0     7,500           7,500             7,500              0           120,000
      15               0     7,500           7,500             7,500              0           112,500
      20               0     7,500           7,500             7,500              0            75,000
      25               0     7,500           7,500             7,500              0            37,500
      30               0     7,500           7,500             7,500              0                 0
      31+              0         0           7,500             7,500              0                 0



----------
(1) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 x $100,000 = $5,000). The Guaranteed Withdrawal Balance is used to determine the Guaranteed Withdrawal Amount, the Lifetime Income Amount and the Rider fee. It is not available for withdrawal as a lump sum.



(2) In this example, there is no withdrawal during the first Contract Year so a Bonus will be added to the Guaranteed Withdrawal Balance. The Bonus amount is equal to 5% of the total Purchase Payments to date (.05 x $100,000 = $5,000).



(3) Following a Bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the Bonus increased by the amount of the Bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the Bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the Bonus (.05 x $105,000 = $5,250).



(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's attains age 59 1/2. The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 x $150,000 = $7,500)



EXAMPLE 3B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 at Covered Person's age 60, an Additional Purchase Payment of $10,000 during Contract Year 1, and an additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.



                                                         Lifetime Income                       Benefit Base on     Lifetime Income
                                    Benefit Base after     Amount after                           Contract       Amount on Contract
Contract Year   Purchase Payments    Purchase Payment    Purchase Payment   Withdrawal Taken     Anniversary         Anniversary
-------------   -----------------   ------------------   ----------------   ----------------   ---------------   ------------------
   At issue         $100,000            $100,000            $5,000                                $100,000              $5,000
      1              10,000(1)          $110,000(1)         $5,500(1)            $5,500            104,500               5,500
      2              10,000(2)          $114,500(2)          5,725(2)             5,725            108,775               5,725



----------
(1) In this example, there is an additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + !0,000 = $110,000). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 x 110,000 = $5,500).



(2) In the second year, there is another Additional Purchase Payment of $10,000. Following the Additional Purchase Payment, the Benefit Base is calculated as the previous Benefit Base plus the amount of the Additional Purchase Payment ($104,500 + 10,000 = $114,500). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 x 114,500 = $5,725).

EXAMPLE 3C. THIS EXAMPLE DEMONSTRATE THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 at age 59 1/2, no additional Purchase Payments are made, and withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no Bonuses. The Guaranteed Withdrawal Balance Steps-up at the end of Contract Years 1, 2 and 3,



                                                                                        HYPOTHETICAL
                              GUARANTEED      LIFETIME INCOME                        CONTRACT VALUE ON
                              WITHDRAWAL        AMOUNT AFTER                             CONTRACT              GUARANTEED
                PURCHASE     AMOUNT AFTER         PURCHASE                         ANNIVERSARY PRIOR TO   WITHDRAWAL BALANCE ON
CONTRACT YEAR   PAYMENTS   PURCHASE PAYMENT       PAYMENT       WITHDRAWAL TAKEN         RIDER FEE        CONTRACT ANNIVERSARY
-------------   --------   ----------------   ---------------   ----------------   --------------------   --------------------
   At issue     $100,000           --                 --                 --                    --               $100,000
      1                0        5,000              5,000              5,000               102,000                102,000(1)
      2                0        5,100(2)           5,100              5,100               103,514                103,514
      3                0        5,176              5,176              5,176               105,020                105,020
      4                0        5,251              5,251              5,251                94,012                 99,769



----------
(1) At the end of Contract Year 1, the Contract Value in this example, $102,000 is greater than the Guaranteed Withdrawal Balance ($10,000-$5,000 = $95,000). The Guaranteed Withdrawal Balance will Step-up to equal the Contract Value of $102,000.



(2) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 x $102,000 = $5,100).



EXAMPLE 3D. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS. Assume the same Purchase Payments and withdrawals as example 3c, but with a withdrawal of $10,000 at the end of year 4.



                                                                                       HYPOTHETICAL
                              GUARANTEED      LIFETIME INCOME                        CONTRACT VALUE ON
                              WITHDRAWAL        AMOUNT AFTER                             CONTRACT              GUARANTEED
                PURCHASE     AMOUNT AFTER         PURCHASE                         ANNIVERSARY PRIOR TO   WITHDRAWAL BALANCE ON
CONTRACT YEAR   PAYMENTS   PURCHASE PAYMENT       PAYMENT       WITHDRAWAL TAKEN         RIDER FEE        CONTRACT ANNIVERSARY
-------------   --------   ----------------   ---------------   ----------------   --------------------   ---------------------
   At issue     $100,000          --                 --                 --                     --               $100,000
      1                0        5,000              5,000              5,000               102,000                102,000
      2                0        5,100              5,100              5,100               103,514                103,514
      3                0        5,176              5,176              5,176               105,020                105,020
      4                0        5,251              5,251             10,000                89,263                 89,263(1)
      5                0        4,463(1)           4,463(1)           4,463                75,307                 84,800



----------
(1) The withdrawal of $10,000 exceeds the Guaranteed Withdrawal Amount and the Lifetime Income Amount of $5,251. The Benefit Base will be reset to equal the lesser of the Contract Value after the withdrawal ($89,263) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($105,020-10,000 = $95,020). The Guaranteed Income Amount and the Lifetime Income Amount will equal 5% of the new Benefit Base (.05 x 89,263 = $4,463).



EXAMPLES 4A, 4B, 4C AND 4D DEMONSTRATE THE BASIC OPERATION OF THE PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION OPTIONAL BENEFIT RIDER.

EXAMPLE 4A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING TO START WITHDRAWALS. Assume a single Purchase Payment of $100,000 at age 55 of oldest Covered Person, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-up Dates, so there is no Step-up and either of the Covered Persons survives at least 31 years from issue.



                                                                                             GUARANTEED
                           GUARANTEED                                                    WITHDRAWAL BALANCE
                PURCHASE   WITHDRAWAL   LIFETIME INCOME                                     ON CONTRACT
CONTRACT YEAR   PAYMENTS     AMOUNT         AMOUNT        WITHDRAWAL TAKEN     BONUS        ANNIVERSARY
-------------   --------   ----------   ---------------   ----------------   ---------   ------------------
   At issue     $100,000       N/A             N/A            $    0         $    0           $100,000(1)
       1               0    $5,000(1)          N/A                 0          5,000(2)         105,000(3)
       2               0     52503             N/A                 0          5,000            110,000
       3               0     5,500             N/A                 0          5,000            115,000
       4               0     5,750             N/A                 0          5,000            120,000
       5               0     6,000             N/A                 0          5,000            125,000
       6               0     6,250             N/A                 0          5,000            130,000
       7               0     6,500             N/A                 0          5,000            135,000
       8               0     6,750             N/A                 0          5,000            140,000
       9               0     7,000             N/A                 0          5,000            145,000
      10               0     7,250             N/A                 0          5,000            150,000
      11               0     7,500          $7,500(4)          7,500              0            142,500
      12               0     7,500           7,500             7,500              0            135,000
      13               0     7,500           7,500             7,500              0            127,500
      14               0     7,500           7,500             7,500              0            120,000
      15               0     7,500           7,500             7,500              0            112,500
      20               0     7,500           7,500             7,500              0             75,000
      25               0     7,500           7,500             7,500              0             37,500
      30               0     7,500           7,500             7,500              0                  0
      31+              0         0           7,500             7,500              0                  0



----------
(1) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000). The Guaranteed Withdrawal Balance is used to determine the Guaranteed Withdrawal Amount , the Lifetime Income Amount and the Rider fee. It is not available for withdrawal as a lump sum.



(2) In this example, there is no withdrawal during the first Contract Year so a Bonus will be added to the Guaranteed Withdrawal Balance. The Bonus amount is equal to 5% of the total Purchase Payments to date (.05 x $100,000 = $5,000).



(3) Following a Bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the Bonus increased by the amount of the Bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the Bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the Bonus (.05 x $105,000 = $5,250).



(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's attains age 59 1/2 (oldest Covered Person for Principal Plus for Life - Spousal Protection Rider). The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 x $150,000 = $7,500)



EXAMPLE 4B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 at age 65 of oldest Covered Person, an Additional Purchase Payment of $10,000 during Contract Year 1, and an additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.



                                                         Lifetime Income                       Benefit Base on     Lifetime Income
                                    Benefit Base after     Amount after                           Contract       Amount on Contract
Contract Year   Purchase Payments    Purchase Payment    Purchase Payment   Withdrawal Taken     Anniversary         Anniversary
-------------   -----------------   ------------------   ----------------   ----------------   ---------------   ------------------
   At issue         $100,000            $100,000            $5,000                                $100,000              $5,000
      1               10,000(1)         $110,000(1)         $5,500(1)            $5,500            104,500               5,500
      2               10,000(2)         $114,500(2)          5,725(2)             5,725            108,775               5,725



----------
(1) In this example, there is an additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + 10,000 = $110,000). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 x 110,000 = $5,500).



(2) In the second year, there is another Additional Purchase Payment of $10,000. Following the Additional Purchase Payment, the Benefit Base is calculated as the previous Benefit Base plus the amount of the Additional Purchase Payment ($104,500 + 10,000 = $114,500). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 x 114,500 = $5,725).

EXAMPLE 4C. THIS EXAMPLE DEMONSTRATE THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 at the oldest Covered Person's age 65, no additional Purchase Payments are made, and withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no Bonuses. The Guaranteed Withdrawal Balance Steps-up at the end of Contract Year 3.



                                                                                        HYPOTHETICAL
                              GUARANTEED      LIFETIME INCOME                        CONTRACT VALUE ON
                              WITHDRAWAL        AMOUNT AFTER                             CONTRACT              GUARANTEED
                PURCHASE     AMOUNT AFTER         PURCHASE                         ANNIVERSARY PRIOR TO   WITHDRAWAL BALANCE ON
CONTRACT YEAR   PAYMENTS   PURCHASE PAYMENT       PAYMENT       WITHDRAWAL TAKEN         RIDER FEE        CONTRACT ANNIVERSARY
-------------   --------   ----------------   ---------------   ----------------   --------------------   --------------------
   At issue     $100,000           --                --                   --                   --               $100,000
      1                0        5,000             5,000                5,000              102,000                 95,000
      2                0        5,000             5,000                5,000              103,560                 90,000
      3                0        5,000             5,000                5,000              105,240(1)             105,240(1)
      4                0        5,262(2)          5,262(2)             5,262               94,245                 99,978



----------
(1) At the end of Contract Year 3, the Contract Value in this example, $105,240 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will Step-up to equal the Contract Value of $105,240.



(2) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 x $105,240 = $5,262). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 x $105,240 = $5,262).



EXAMPLE 4D. THIS EXAMPLE ILLUSTRATE EXCESS WITHDRAWALS. Assume the same Purchase Payments and withdrawals as example 4c, but with a withdrawal of $10,000 at the end of year 4.



                                                                                       HYPOTHETICAL
                              GUARANTEED      LIFETIME INCOME                        CONTRACT VALUE ON
                              WITHDRAWAL        AMOUNT AFTER                             CONTRACT              GUARANTEED
                PURCHASE     AMOUNT AFTER         PURCHASE                         ANNIVERSARY PRIOR TO   WITHDRAWAL BALANCE ON
CONTRACT YEAR   PAYMENTS   PURCHASE PAYMENT       PAYMENT       WITHDRAWAL TAKEN         RIDER FEE        CONTRACT ANNIVERSARY
-------------   --------   ----------------   ---------------   ----------------   --------------------   --------------------
   At issue     $100,000            --               --                  --                    --                $100,000
      1                0         5,000            5,000               5,000               102,000                  95,000
      2                0         5,000            5,000               5,000               103,560                  90,000
      3                0         5,000            5,000               5,000               105,240                 105,240
      4                0         5,262            5,262              10,000                89,507                  89,507(1)
      5                0         4,475(1)         4,475(1)            4,475                75,465                  85,031



----------
(1) The withdrawal of $10,000 exceeds the Guaranteed Withdrawal Amount and the Lifetime Income Amount of $5,262. The Benefit Base will be reset to equal the lesser of the Contract Value after the withdrawal ($89,507) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($105,240-10,000 = $95,240). The Guaranteed Income Amount and the Lifetime Income Amount will equal 5% of the new Benefit Base (.05 x 89,507 = $4,475).

             Appendix E: Optional Guaranteed Minimum Income Benefits

This Appendix provides a general description of the optional guaranteed minimum income benefit Riders that may have been available at the time you purchased a Venture III Contract. If you purchased an optional guaranteed minimum income benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.


YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY GUARANTEED MINIMUM INCOME BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the "VII. Federal Tax Matters" section of the Prospectus for information about optional benefit Riders.


The following is a list of the various optional guaranteed minimum income benefits that you may have had available to you at issue. Not all Riders were available at the same time or in all states.

     John Hancock USA
     ----------------
     Guaranteed Retirement Income Program  II
     Guaranteed Retirement Income Program  III

     John Hancock New York
     ---------------------
     Guaranteed Retirement Income Program I
     Guaranteed Retirement Income Program II


The optional Guaranteed Retirement Income Programs guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying an Income Base to the Monthly Income Factors described in the Guaranteed Retirement Income Benefit Rider. If the Guaranteed Retirement Income Benefit is exercised and the monthly annuity payments available under the Contract are greater than the monthly annuity payments provided by Guaranteed Retirement Income Benefit, we will pay the monthly annuity payments available under the Contract. The Guaranteed Retirement Income Benefit Riders were available only at Contract issue. The Riders are irrevocable and may only be terminated as described below.


JOHN HANCOCK USA

AVAILABILITY OF GUARANTEED RETIREMENT INCOME PROGRAM. Two versions of the Guaranteed Retirement Income Program were offered with John Hancock USA Contracts. Guaranteed Retirement Income Program II was available for Contracts issued between July 2001, and May, 2003 (beginning and end dates may vary by state). Guaranteed Retirement Income Program III was available for Contracts issued between May, 2003 and May, 2004 (beginning and end dates may vary by state). Any differences between Guaranteed Retirement Income Program II and Guaranteed Retirement Income Program III are described below.

EXERCISE OF GUARANTEED RETIREMENT INCOME PROGRAM. Conditions of Exercise. The Guaranteed Retirement Income Program benefit may be exercised subject to the following conditions:

     - may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary, and

     - must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the 10th Contract Anniversary, if later.


INCOME BASE. The Income Base applied in determining the amount of Guaranteed Retirement Income Program annuity payments is the greater of (i) the Growth Factor Income Base or (ii) the Step-up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Program benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.



THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GUARANTEED RETIREMENT INCOME PROGRAM MONTHLY ANNUITY PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.


Growth Factor Income Base

The Growth Factor Income Base is equal to (a) less (b), where:

     (a) is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and

     (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

GUARANTEED RETIREMENT INCOME PROGRAM II GROWTH FACTOR: The growth factor for Guaranteed Retirement Income Program II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.

GUARANTEED RETIREMENT INCOME PROGRAM III GROWTH FACTOR: The growth factor is 5% per annum if the oldest Annuitant is 75 or younger at issue, and 3% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.


STEP-UP INCOME BASE: The Step-up Income Base is equal to the greatest anniversary value after the effective date of Guaranteed Retirement Income Program and prior to the oldest Annuitant's attained age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the Contract Year.



GUARANTEED RETIREMENT INCOME PROGRAM II INCOME BASE REDUCTIONS: Partial withdrawals will reduce the Growth Factor Income Base and the Step-up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-up Income Base, as appropriate, immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.


GUARANTEED RETIREMENT INCOME PROGRAM III INCOME BASE REDUCTIONS: If total partial withdrawals taken during a Contract Year are no greater than the Annual Withdrawal Limit then the Withdrawal Reduction reduces the Growth Factor Income Base on the next Contract Anniversary by the dollar amount of the partial withdrawal. If total partial withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal. In any Contract Year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous Contract Anniversary by the growth factor indicated below.


Partial withdrawals will reduce the Step-up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-up Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.


MONTHLY INCOME FACTORS. The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see "Pay-out Period Provisions - Annuity Options").

     Life Annuity with a 10-Year Period Certain - Available for both Guaranteed Retirement Income Program II and Guaranteed Retirement Income Program III.

     Joint and Survivor Life Annuity with a 20-Year Period Certain - Available for Contracts with Guaranteed Retirement Income Program II issued prior to January 27, 2003 (availability may vary by state).

     Joint and Survivor Life Annuity with a 10-Year Period Certain - Available for Guaranteed Retirement Income Program III and for Contracts issued with Guaranteed Retirement Income Program II on or after January 27, 2003 (availability may vary by state).

The Monthly Income Factors are described in the Guaranteed Retirement Income Program Rider. When you exercise Guaranteed Retirement Income Program, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

If your Contract has been issued with a Guaranteed Retirement Income Program Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

GUARANTEED RETIREMENT INCOME PROGRAM FEE. The risk assumed by us associated with Guaranteed Retirement Income Program is that annuity benefits payable under Guaranteed Retirement Income Program are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the "Guaranteed Retirement Income Program Fee"). On or before the Maturity Date, the Guaranteed Retirement Income Program Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Program Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Program Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

GUARANTEED RETIREMENT INCOME PROGRAM RIDER                            ANNUAL FEE
------------------------------------------                            ----------
GUARANTEED RETIREMENT INCOME PROGRAM II                                  0.45%
GUARANTEED RETIREMENT INCOME PROGRAM III                                 0.50%


If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Program Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Program Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Program Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Program Fee, the commencement of annuity payments will be treated as a full withdrawal


TERMINATION OF GUARANTEED RETIREMENT INCOME PROGRAM. Guaranteed Retirement Income Program will terminate upon the earliest to occur of:

     - the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the tenth Contract Anniversary, if later;

     -    the termination of the Contract for any reason; or

     -    the exercise of the Guaranteed Retirement Income Program benefit.

QUALIFIED PLANS. The use of Guaranteed Retirement Income Program is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if Guaranteed Retirement Income Program is not exercised under a qualified plan while you are alive, your Beneficiary may be unable to exercise the benefit under Guaranteed Retirement Income Program.

Hence, you should consider that since (a) Guaranteed Retirement Income Program may not be exercised until the 10th Contract Anniversary after its election and
(b) the election of Guaranteed Retirement Income Program is irrevocable, there can be circumstances under a qualified plan in which a Guaranteed Retirement Income Program fee (discussed above) will be imposed, even though Guaranteed Retirement Income Program may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as Guaranteed Retirement Income Program, could affect the amount of the required minimum distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of Guaranteed Retirement Income Program, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.

GUARANTEED RETIREMENT INCOME PROGRAMS DO NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT THESE RIDERS GUARANTEE MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GUARANTEED RETIREMENT INCOME PROGRAMS SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GUARANTEED RETIREMENT INCOME PROGRAM BENEFIT.

JOHN HANCOCK NEW YORK

AVAILABILITY OF GUARANTEED RETIREMENT INCOME PROGRAM. Two versions of the Guaranteed Retirement Income Program were offered. Guaranteed Retirement Income Program I was available for Contracts issued between September 10, 2001, and July 21, 2003. Guaranteed Retirement Income Program II was available for Contracts issued between December 2, 2002 and June 11, 2004. Any differences between Guaranteed Retirement Income Program I and Guaranteed Retirement Income Program II are described below.

EXERCISE OF GUARANTEED RETIREMENT INCOME PROGRAM. Conditions of Exercise. The Guaranteed Retirement Income Program benefit may be exercised subject to the following conditions:

may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary, and must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the 10th Contract Anniversary, if later.


INCOME BASE. The Income Base applied in determining the amount of Guaranteed Retirement Income Program annuity payments is the greater of (i) the Growth Factor Income Base (Guaranteed Retirement Income Program II only) or (ii) the Step-up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Program benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.



THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GUARANTEED RETIREMENT INCOME PROGRAM MONTHLY ANNUITY PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.


Growth Factor Income Base (Guaranteed Retirement Income Program II only).

The Growth Factor Income Base is equal to (a) less (b), where:

     (a) is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and

     (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

Growth Factor: The growth factor for Guaranteed Retirement Income Program II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.


Step-up Income Base: The Step-up Income Base is equal to the greatest anniversary value after the effective date of Guaranteed Retirement Income Program and prior to the oldest Annuitant's attained age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the Contract Year.



Income Base Reductions: Partial withdrawals will reduce the Growth Factor Income Base and the Step-up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-up Income Base, as appropriate, immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.



Partial withdrawals will reduce the Step-up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-up Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.



Monthly Income Factors: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see "Pay-out Period Provisions - Annuity Options").


LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN
JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN

The Monthly Income Factors are described in the Guaranteed Retirement Income Program Rider. When you exercise Guaranteed Retirement Income Program, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

If your Contract has been issued with a Guaranteed Retirement Income Program Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

GUARANTEED RETIREMENT INCOME PROGRAM FEE. The risk assumed by us associated with Guaranteed Retirement Income Program is that annuity benefits payable under Guaranteed Retirement Income Program are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the "Guaranteed Retirement Income Program Fee"). On or before the Maturity Date, the Guaranteed Retirement Income Program Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Program Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Program Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.


GUARANTEED RETIREMENT INCOME PROGRAM RIDER                            ANNUAL FEE
------------------------------------------                            ----------
Guaranteed Retirement Income Program I                                   0.30%
Guaranteed Retirement Income Program II                                  0.45%


If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Program Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Program Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Program Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Program Fee, the commencement of annuity payments will be treated as a full withdrawal


TERMINATION OF GUARANTEED RETIREMENT INCOME PROGRAM. Guaranteed Retirement Income Program will terminate upon the earliest to occur of:

     - the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the tenth Contract Anniversary, if later;

     -    the termination of the Contract for any reason; or

     -    the exercise of the Guaranteed Retirement Income Program benefit.

QUALIFIED PLANS. The use of Guaranteed Retirement Income Program is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if Guaranteed Retirement Income Program is not exercised under a Qualified Plan while you are alive, your Beneficiary may be unable to exercise the benefit under Guaranteed Retirement Income Program.

Hence, you should consider that since (a) Guaranteed Retirement Income Program may not be exercised until the 10th Contract Anniversary after its election and
(b) the election of Guaranteed Retirement Income Program is irrevocable, there can be circumstances under a qualified plan in which a Guaranteed Retirement Income Program fee (discussed above) will be imposed, even though Guaranteed Retirement Income Program may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as Guaranteed Retirement Income Program, could affect the amount of the required minimum distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of Guaranteed Retirement Income Program, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.

GUARANTEED RETIREMENT INCOME PROGRAMS DO NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT THESE RIDERS GUARANTEE MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GUARANTEED RETIREMENT INCOME PROGRAMS SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GUARANTEED RETIREMENT INCOME PROGRAM BENEFIT.

                   Appendix U: Accumulation Unit Value Tables

The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of accumulation units for each Variable Investment Option during the periods shown.

We use accumulation units to measure the value of your investment in a particular Variable Investment Option. Each accumulation unit reflects the value of underlying shares of a particular Fund (including dividends and distributions made by that Fund), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see the Fee Tables section of the Prospectus for additional information on these charges.)

The table contains information on different classes of accumulation units because we deduct different levels of daily charges. In particular, the table shows accumulation units reflecting the daily charges for:

     -    Venture III Contracts with no optional benefit Riders;

     - Venture III Contracts with the Annual Step Death Benefit optional benefit Rider;

     - Venture III Contracts with the Guaranteed Earnings Multiplier optional benefit Rider (John Hancock USA only);

     - Venture III Contracts with the Annual Step Death Benefit optional benefit Rider and the Guaranteed Earnings Multiplier optional benefit Rider (John Hancock USA only).

Please note that Guaranteed Retirement Income Program, Guaranteed Retirement Income Program II, Guaranteed Retirement Income Program III, Principal Plus, Principal Plus for Life and Triple Protection Death Benefit are deducted from Contract Value and, therefore, are not reflected in the accumulation unit values.

Venture III Prior

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
             ACCUMULATION UNIT VALUES- VENTURE III VARIABLE ANNUITY

                                YEAR         YEAR       YEAR       YEAR       YEAR       YEAR      YEAR      YEAR    YEAR     YEAR
                                ENDED       ENDED       ENDED      ENDED      ENDED     ENDED     ENDED     ENDED    ENDED    ENDED
                              12/31/06     12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97
                            ------------ ----------- ---------- ---------- ---------- --------- --------- -------- -------- --------
500 INDEX TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year      $  13.441958 $ 13.124674 $12.130947 $ 9.652858 $11.811211        --        --       --       --       --
Value at End of Year           15.213962   13.441958  13.124674  12.130947   9.652858        --        --       --       --       --
Venture III No. of Units       1,387,629   1,824,433  2,010,939  1,481,693    448,996        --        --       --       --       --
NY Venture III No. of Units      185,284     246,021    282,858    184,130     85,184        --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         14.200027   13.871766  12.827902  10.212534  12.500000        --        --       --       --       --
Value at End of Year           16.063945   14.200027  13.871766  12.827902  10.212534        --        --       --       --       --
Venture III No. of Units       1,019,553   1,839,123  2,470,054  1,213,117  1,294,117        --        --       --       --       --
NY Venture III No. of Units      133,285     177,509    187,769    117,994     58,512        --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year         14.122807   13.816981  12.796469  10.202778  12.500000        --        --       --       --       --
Value at End of Year           15.952726   14.122807  13.816981  12.796469  10.202778        --        --       --       --       --
Venture III No. of Units         885,566   1,032,338  1,066,842    744,387     30,754        --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year         14.097154   13.798758  12.785998  10.199530  12.500000        --        --       --       --       --
Value at End of Year           15.915795   14.097154  13.798758  12.785998  10.199530        --        --       --       --       --
Venture III No. of Units          87,546     183,646    286,279    300,208    195,953        --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year         16.374150   16.051541  14.895820  12.500000         --        --        --       --       --       --
Value at End of Year           18.458926   16.374150  16.051541  14.895820         --        --        --       --       --       --
Venture III No. of Units          24,909      28,340     26,872     17,696         --        --        --       --       --       --

500 INDEX TRUST - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year         10.288118   10.028854   9.247369   7.344179   9.637624 10.191156        --       --       --       --
Value at End of Year           11.664226   10.288118  10.028854   9.247369   7.344179  9.637624        --       --       --       --
Venture III No. of Units         327,902     450,422    577,609    739,839    825,987   193,219        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year         12.543347   12.233328  11.285714   8.967490  11.773758 12.500000        --       --       --       --
Value at End of Year           14.214018   12.543347  12.233328  11.285714   8.967490 11.773758        --       --       --       --
Venture III No. of Units         447,985     522,464    756,774    907,550    930,640     6,321        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year         12.460509   12.170731  11.244851   8.948424  11.766387 12.500000        --       --       --       --
Value at End of Year           14.099059   12.460509  12.170731  11.244851   8.948424 11.766387        --       --       --       --
Venture III No. of Units          20,295      22,129     39,466     28,154     30,754     6,321        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year         12.433001   12.149924  11.231260   8.942069  11.763930 12.500000        --       --       --       --
Value at End of Year           14.060925   12.433001  12.149924  11.231260   8.942069 11.763930        --       --       --       --
Venture III No. of Units          89,326     115,214    154,538    180,277    188,859    75,325        --       --       --       --

ACTIVE BOND TRUST - SERIES II SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year         12.546328   12.500000         --         --         --        --        --       --       --       --
Value at End of Year           12.860867   12.546328         --         --         --        --        --       --       --       --
Venture III No. of Units      13,884,505  14,310,227         --         --         --        --        --       --       --       --
NY Venture III No. of Units      945,205     934,643         --         --         --        --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         12.542123   12.500000         --         --         --        --        --       --       --       --
Value at End of Year           12.850150   12.542123         --         --         --        --        --       --       --       --
Venture III No. of Units         277,789     419,575         --         --         --        --        --       --       --       --
NY Venture III No. of Units    1,250,322   1,290,676         --         --         --        --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year         12.529493   12.500000         --         --         --        --        --       --       --       --
Value at End of Year           12.818026   12.529493         --         --         --        --        --       --       --       --
Venture III No. of Units       8,286,650   8,618,280         --         --         --        --        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year      $ 12.525294 $ 12.500000         --         --         --         --        --       --       --       --
Value at End of Year          12.807328   12.525294         --         --         --         --        --       --       --       --
Venture III No. of Units         67,023      74,129         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        12.512691   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          12.775322   12.512691         --         --         --         --        --       --       --       --
Venture III No. of Units        585,001     517,554         --         --         --         --        --       --       --       --

ACTIVE BOND TRUST - SERIES I SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        12.559248   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          12.899947   12.559248         --         --         --         --        --       --       --       --
Venture III No. of Units        177,361     207,281         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        12.555037   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          12.889199   12.555037         --         --         --         --        --       --       --       --
Venture III No. of Units        124,784     167,286         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        12.542393   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          12.856963   12.542393         --         --         --         --        --       --       --       --
Venture III No. of Units          2,319       4,069         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        12.538189   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          12.846265   12.538189         --         --         --         --        --       --       --       --
Venture III No. of Units         26,298      48,888         --         --         --         --        --       --       --       --

AGGRESSIVE GROWTH TRUST (MERGED into MID CAP STOCK TRUST EFF 5-1-2005) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year               --          --  12.447664   9.474119  12.392523         --        --       --       --       --
Value at End of Year                 --          --  13.370729  12.447664   9.474119         --        --       --       --       --
Venture III No. of Units             --          --    554,848    513,252    184,567         --        --       --       --       --
NY Venture III No. of Units          --          --     25,667     19,575     42,198         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year               --          --  12.545357   9.553245  12.500000         --        --       --       --       --
Value at End of Year                 --          --  13.468892  12.545357   9.553245         --        --       --       --       --
Venture III No. of Units             --          --    493,991    483,962    276,403         --        --       --       --       --
NY Venture III No. of Units          --          --     76,237     55,954     32,572         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year               --          --  12.514608   9.544114  12.500000         --        --       --       --       --
Value at End of Year                 --          --  13.415687  12.514608   9.544114         --        --       --       --       --
Venture III No. of Units             --          --    326,940    247,043      9,420         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year               --          --  12.504379   9.541075  12.500000         --        --       --       --       --
Value at End of Year                 --          --  13.398018  12.504379   9.541075         --        --       --       --       --
Venture III No. of Units             --          --     90,073    103,156     64,297         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year               --          --  15.697601  12.500000         --         --        --       --       --       --
Value at End of Year                 --          --  16.794152  15.697601         --         --        --       --       --       --
Venture III No. of Units             --          --     15,466     13,943         --         --        --       --       --       --

AGGRESSIVE GROWTH TRUST (merged INTO MID Cap STOCK TRUST EFF 5-1-2005) - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year               --          --  11.831013   8.984433  12.172856  13.583483        --       --       --       --
Value at End of Year                 --          --  12.714680  11.831013   8.984433  12.172856        --       --       --       --
Venture III No. of Units             --          --    264,572    305,049    289,211     95,319        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year               --          --  10.808261   8.211854  11.131670  12.500000        --       --       --       --
Value at End of Year                 --          --  11.609717  10.808261   8.211854  11.131670        --       --       --       --
Venture III No. of Units             --          --    238,429    292,016    263,220      2,666        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year               --          -- $10.769101 $ 8.194374 $11.124693 $12.500000        --       --       --       --
Value at End of Year                 --          --  11.550257  10.769101   8.194374  11.124693        --       --       --       --
Venture III No. of Units             --          --      6,455      8,912      9,420      2,666        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year               --          --  10.756101   8.188562  11.122368  12.500000        --       --       --       --
Value at End of Year                 --          --  11.530542  10.756101   8.188562  11.122368        --       --       --       --
Venture III No. of Units             --          --     93,666    113,266    108,717     29,592        --       --       --       --

ALL CAP CORE TRUST (FORMERLY Growth TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        14.828250   13.843354  12.127142   9.392813  11.157487         --        --       --       --       --
Value at End of Year          16.707757   14.828250  13.843354  12.127142   9.392813         --        --       --       --       --
Venture III No. of Units         88,982     145,995    161,214    179,382    102,575         --        --       --       --       --
NY Venture III No. of Units       4,670       6,072      3,870      2,836      3,755         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        16.582292   15.488613  13.575224  10.519639  12.500000         --        --       --       --       --
Value at End of Year          18.674810   16.582292  15.488613  13.575224  10.519639         --        --       --       --       --
Venture III No. of Units         76,288      98,547    186,545    201,009     98,190         --        --       --       --       --
NY Venture III No. of Units      28,512      32,954     18,302     17,524      1,371         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        16.492106   15.427425  13.541947  10.509596  12.500000         --        --       --       --       --
Value at End of Year          18.545487   16.492106  15.427425  13.541947  10.509596         --        --       --       --       --
Venture III No. of Units         32,565      28,697     66,175     29,866        644         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        16.462177   15.407111  13.530881  10.506249  12.500000         --        --       --       --       --
Value at End of Year          18.502594   16.462177  15.407111  13.530881  10.506249         --        --       --       --       --
Venture III No. of Units          8,392      14,319     15,102     21,357      8,464         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        18.467038   17.309342  15.224346  12.500000         --         --        --       --       --       --
Value at End of Year          20.724938   18.467038  17.309342  15.224346         --         --        --       --       --       --
Venture III No. of Units          6,517       6,049      5,404      1,042         --         --        --       --       --       --

ALL CAP CORE TRUST (FORMERLY GROWTH TRUST) - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        17.978039   16.754980  14.643345  11.316875  15.388542  16.428700        --       --       --       --
Value at End of Year          20.292736   17.978039  16.754980  14.643345  11.316875  15.388542        --       --       --       --
Venture III No. of Units         33,421      40,652     54,411     67,904     75,128     11,150        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        13.649297   12.727064  11.128627   8.604872  11.706670  12.500000        --       --       --       --
Value at End of Year          15.398985   13.649297  12.727064  11.128627   8.604872  11.706670        --       --       --       --
Venture III No. of Units         59,893      68,812     96,801     97,966    113,181        214        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year               --          --  11.088322   8.586561  11.699336  12.500000        --       --       --       --
Value at End of Year                 --          --  12.661903  11.088322   8.586561  11.699336        --       --       --       --
Venture III No. of Units             --          --         --      2,545        644        214        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        13.529219   12.640273  11.074927   8.580476  11.696894  12.500000        --       --       --       --
Value at End of Year          15.233118   13.529219  12.640273  11.074927   8.580476  11.696894        --       --       --       --
Venture III No. of Units          8,014      55,974     51,222     47,477     24,767      3,148        --       --       --       --

ALL CAP GROWTH TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        13.420220   12.542810  11.992594   9.451441  11.789116         --        --       --       --       --
Value at End of Year          14.035185   13.420220  12.542810  11.992594   9.451441         --        --       --       --       --
Venture III No. of Units        366,344     434,770    462,122    370,909    124,053         --        --       --       --       --
NY Venture III No. of Units      36,804      34,207     36,166     21,602     15,156         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        14.203607   13.281593  12.705341  10.018167  12.500000         --        --       --       --       --
Value at End of Year          14.847062   14.203607  13.281593  12.705341  10.018167         --        --       --       --       --
Venture III No. of Units        193,883     297,339    438,693    451,315    228,302         --        --       --       --       --
NY Venture III No. of Units      63,471     127,457    161,605    133,554     28,524         --        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year      $ 14.126362 $ 13.229135 $12.674210 $10.008595 $12.500000         --        --       --       --       --
Value at End of Year          14.744235   14.126362  13.229135  12.674210  10.008595         --        --       --       --       --
Venture III No. of Units        131,885     169,488    219,198    128,736      6,015         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        14.100708   13.211695  12.663850  10.005411  12.500000         --        --       --       --       --
Value at End of Year          14.710134   14.100708  13.211695  12.663850  10.005411         --        --       --       --       --
Venture III No. of Units         24,967      34,839     78,076    106,067     90,488         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        16.616706   15.592353  14.968279  12.500000         --         --        --       --       --       --
Value at End of Year          17.308942   16.616706  15.592353  14.968279         --         --        --       --       --       --
Venture III No. of Units         14,486      14,715     13,776     10,409         --         --        --       --       --       --

ALL CAP GROWTH TRUST - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        18.759577   17.497591  16.700075  13.136686  17.667879  18.852247        --       --       --       --
Value at End of Year          19.666681   18.759577  17.497591  16.700075  13.136686  17.667879        --       --       --       --
Venture III No. of Units         72,572      89,514    113,838    130,133    151,490     35,124        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        12.348462   11.523502  11.003800   8.660177  11.653136  12.500000        --       --       --       --
Value at End of Year          12.939115   12.348462  11.523502  11.003800   8.660177  11.653136        --       --       --       --
Venture III No. of Units        113,486     145,664    241,172    238,783    251,749      8,374        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        12.266906   11.464522  10.963947   8.641749  11.645841  12.500000        --       --       --       --
Value at End of Year          12.834440   12.266906  11.464522  10.963947   8.641749  11.645841        --       --       --       --
Venture III No. of Units          1,915       9,014     10,212     19,114     19,502      8,374        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        12.239813   11.444916  10.950696   8.635618  11.643403  12.500000        --       --       --       --
Value at End of Year          12.799701   12.239813  11.444916  10.950696   8.635618  11.643403        --       --       --       --
Venture III No. of Units         31,673      52,140     64,513     97,820     93,012     27,423        --       --       --       --

ALL CAP VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        14.233062   13.725754  12.051359   8.867339  11.474899         --        --       --       --       --
Value at End of Year          15.894955   14.233062  13.725754  12.051359   8.867339         --        --       --       --       --
Venture III No. of Units        813,538     942,064  1,166,096    562,813     81,179         --        --       --       --       --
NY Venture III No. of Units      85,380      73,911     54,276     24,782      9,080         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        15.476422   14.932238  13.117229   9.656423  12.500000         --        --       --       --       --
Value at End of Year          17.274861   15.476422  14.932238  13.117229   9.656423         --        --       --       --       --
Venture III No. of Units        244,765     381,046    491,188    444,272    194,899         --        --       --       --       --
NY Venture III No. of Units     127,680     191,896    207,579    135,616     33,747         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        15.392275   14.873269  13.085078   9.647188  12.500000         --        --       --       --       --
Value at End of Year          17.155276   15.392275  14.873269  13.085078   9.647188         --        --       --       --       --
Venture III No. of Units        627,264     679,789    652,985    364,983      7,884         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        15.364323   14.853661  13.074386   9.644122  12.500000         --        --       --       --       --
Value at End of Year          17.115581   15.364323  14.853661  13.074386   9.644122         --        --       --       --       --
Venture III No. of Units         32,208      58,565     47,276     55,028     26,380         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        17.816883   17.250503  15.206955  12.500000         --         --        --       --       --       --
Value at End of Year          19.818025   17.816883  17.250503  15.206955         --         --        --       --       --       --
Venture III No. of Units         61,793      73,169     55,207     26,576         --         --        --       --       --       --

ALL CAP VALUE TRUST - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        14.291347   13.743516  12.049941   8.853798  12.473142  12.358472        --       --       --       --
Value at End of Year          15.985844   14.291347  13.743516  12.049941   8.853798  12.473142        --       --       --       --
Venture III No. of Units        133,764     145,087    203,269    301,527    276,456    139,769        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year      $ 14.354393 $ 13.811028 $12.115197 $ 8.906189 $12.553231 $12.500000        --       --       --       --
Value at End of Year          16.048366   14.354393  13.811028  12.115197   8.906189  12.553231        --       --       --       --
Venture III No. of Units         80,515     124,010    188,315    168,168    164,435      1,015        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        14.259603   13.740355  12.071343   8.887248  12.545380  12.500000        --       --       --       --
Value at End of Year          15.918570   14.259603  13.740355  12.071343   8.887248  12.545380        --       --       --       --
Venture III No. of Units          3,429       3,494      5,386      6,173      7,884      1,015        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        14.228126   13.716867  12.056747   8.880934  12.542764  12.500000        --       --       --       --
Value at End of Year          15.875508   14.228126  13.716867  12.056747   8.880934  12.542764        --       --       --       --
Venture III No. of Units         43,047      47,104     66,655     67,745     53,533     12,061        --       --       --       --

AMERICAN BLUE-CHIP INCOME AND GROWTH TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year        17.202436   16.395088  15.273687  12.500000         --         --        --       --       --       --
Value at End of Year          19.763469   17.202436  16.395088  15.273687         --         --        --       --       --       --
Venture III No. of Units      1,728,301   1,959,140  1,985,698    948,047         --         --        --       --       --       --
NY Venture III No. of Units     168,594     169,247    162,561    104,654         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        17.179614   16.381502  15.268682  12.500000         --         --        --       --       --       --
Value at End of Year          19.727429   17.179614  16.381502  15.268682         --         --        --       --       --       --
Venture III No. of Units        253,365     308,209    388,717    288,812         --         --        --       --       --       --
NY Venture III No. of Units     307,120     338,484    320,556    170,467         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        17.111302   16.340787  15.253650  12.500000         --         --        --       --       --       --
Value at End of Year          19.619624   17.111302  16.340787  15.253650         --         --        --       --       --       --
Venture III No. of Units      1,387,279   1,628,742  1,712,912    942,836         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        17.088608   16.327248  15.248651  12.500000         --         --        --       --       --       --
Value at End of Year          19.583833   17.088608  16.327248  15.248651         --         --        --       --       --       --
Venture III No. of Units         39,434      76,063     87,684     63,220         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        17.020655   16.286664  15.233642  12.500000         --         --        --       --       --       --
Value at End of Year          19.476822   17.020655  16.286664  15.233642         --         --        --       --       --       --
Venture III No. of Units        110,648     128,693    128,696     72,296         --         --        --       --       --       --

AMERICAN BOND TRUST - SERIES II SHARES (units first credited 8-01-2005)

Contracts with no Optional Benefits
Value at Start of Year        12.405025   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          12.993980   12.405025         --         --         --         --        --       --       --       --
Venture III No. of Units     13,498,163   3,566,287         --         --         --         --        --       --       --       --
NY Venture III No. of Units   2,379,854     711,816         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        12.402457   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          12.984817   12.402457         --         --         --         --        --       --       --       --
Venture III No. of Units         93,666      74,043         --         --         --         --        --       --       --       --
NY Venture III No. of Units      66,443      63,355         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        12.394769   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          12.957378   12.394769         --         --         --         --        --       --       --       --
Venture III No. of Units      9,089,050   2,994,445         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        12.392208   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          12.948230   12.392208         --         --         --         --        --       --       --       --
Venture III No. of Units         20,449       6,797         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        12.384515          --         --         --         --         --        --       --       --       --
Value at End of Year          12.920853   12.384515         --         --         --         --        --       --       --       --
Venture III No. of Units        244,095      91,751         --         --         --         --        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
AMERICAN GROWTH TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year      $ 19.079472 $ 16.780106 $15.244028 $12.500000         --         --        --       --       --       --
Value at End of Year          20.578065   19.079472  16.780106  15.244028         --         --        --       --       --       --
Venture III No. of Units     17,328,740  13,041,370  8,375,265  2,475,448         --         --        --       --       --       --
NY Venture III No. of Units   2,062,722   1,184,869    341,820    131,990         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        19.054167   16.766196  15.239027  12.500000         --         --        --       --       --       --
Value at End of Year          20.540520   19.054167  16.766196  15.239027         --         --        --       --       --       --
Venture III No. of Units      1,281,449   1,559,117  1,351,116    858,573         --         --        --       --       --       --
NY Venture III No. of Units   1,219,788   1,281,340    825,367    245,799         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        18.978428   16.724537  15.224034  12.500000         --         --        --       --       --       --
Value at End of Year          20.428297   18.978428  16.724537  15.224034         --         --        --       --       --       --
Venture III No. of Units     12,553,858  10,175,695  6,880,421  2,612,352         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        18.953223   16.710649  15.219032  12.500000         --         --        --       --       --       --
Value at End of Year          20.391006   18.953223  16.710649  15.219032         --         --        --       --       --       --
Venture III No. of Units        178,045     236,527    252,328    173,612         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        18.877881   16.669113  15.204047  12.500000         --         --        --       --       --       --
Value at End of Year          20.279568   18.877881  16.669113  15.204047         --         --        --       --       --       --
Venture III No. of Units        602,832     553,681    419,925    180,221         --         --        --       --       --       --

AMERICAN GROWTH-INCOME TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year        17.188296   16.596120  15.362725  12.500000         --         --        --       --       --       --
Value at End of Year          19.379238   17.188296  16.596120  15.362725         --         --        --       --       --       --
Venture III No. of Units     16,580,920  12,287,959  6,992,566  1,544,985         --         --        --       --       --       --
NY Venture III No. of Units   2,126,401   1,227,423    282,665     76,292         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        17.165461   16.582346  15.357677  12.500000         --         --        --       --       --       --
Value at End of Year          19.343844   17.165461  16.582346  15.357677         --         --        --       --       --       --
Venture III No. of Units        566,331     723,902    730,270    446,416         --         --        --       --       --       --
NY Venture III No. of Units   1,044,345   1,141,109    639,202    165,437         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        17.097220   16.541142  15.342564  12.500000         --         --        --       --       --       --
Value at End of Year          19.238151   17.097220  16.541142  15.342564         --         --        --       --       --       --
Venture III No. of Units     11,346,670   9,004,004  5,153,685  1,644,885         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        17.074541   16.527434  15.337532  12.500000         --         --        --       --       --       --
Value at End of Year          19.203067   17.074541  16.527434  15.337532         --         --        --       --       --       --
Venture III No. of Units         93,594      99,134    193,184    107,141         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        17.006642   16.486348  15.322435  12.500000         --         --        --       --       --       --
Value at End of Year          19.098116   17.006642  16.486348  15.322435         --         --        --       --       --       --
Venture III No. of Units        652,957     607,590    462,271    208,488         --         --        --       --       --       --

AMERICAN INTERNATIONAL TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year        22.885476   19.248449  16.480578  12.500000         --         --        --       --       --       --
Value at End of Year          26.637067   22.885476  19.248449  16.480578         --         --        --       --       --       --
Venture III No. of Units      9,205,373   6,653,279  3,491,453    586,657         --         --        --       --       --       --
NY Venture III No. of Units     896,929     479,884    102,347     15,027         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        22.855124   19.232496  16.475177  12.500000         --         --        --       --       --       --
Value at End of Year          26.588492   22.855124  19.232496  16.475177         --         --        --       --       --       --
Venture III No. of Units        595,306     682,654    521,883    275,436         --         --        --       --       --       --
NY Venture III No. of Units     509,853     585,234    301,739     70,097         --         --        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year      $ 22.764307 $ 19.184723 $16.458965 $12.500000         --         --        --       --       --       --
Value at End of Year          26.443262   22.764307  19.184723  16.458965         --         --        --       --       --       --
Venture III No. of Units      6,189,533   4,498,519  2,393,198    525,458         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        22.734087   19.168809  16.453567  12.500000         --         --        --       --       --       --
Value at End of Year          26.394992   22.734087  19.168809  16.453567         --         --        --       --       --       --
Venture III No. of Units        158,306     126,331    110,296     19,661         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        22.643737   19.121188  16.437377  12.500000         --         --        --       --       --       --
Value at End of Year          26.250808   22.643737  19.121188  16.437377         --         --        --       --       --       --
Venture III No. of Units        313,031     295,957    180,409     50,920         --         --        --       --       --       --

BLACKROCK BASIC VALUE V.I. FUND (FORMERLY, MERCURY BASIC VALUE V.I. FUND) - CLASS II SHARES (units first credited 7-20-1998)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        14.210588   14.055326  12.881154   9.842178  12.186911  12.500000        --       --       --       --
Value at End of Year          17.007332   14.210588  14.055326  12.881154   9.842178  12.186911        --       --       --       --
Venture III No. of Units          1,238       1,328      5,719      7,270      7,361      1,275        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        14.427907   14.277389  13.091226  10.007673  10.610880  12.500000        --       --       --       --
Value at End of Year          17.258814   14.427907  14.277389  13.091226  10.007673  10.610880        --       --       --       --
Venture III No. of Units         11,978          --         --         --         --         --        --       --       --       --
Venture III No. of Units             --      12,255     15,165     15,240     14,836         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year               --          --  13.043818   9.986389  10.610880  12.500000        --       --       --       --
Value at End of Year                 --          --  14.204301  13.043818   9.986389  10.610880        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year               --          --  13.028057   9.979306  12.387691  12.500000        --       --       --       --
Value at End of Year                 --          --  14.180035  13.028057   9.979306  12.387691        --       --       --       --

BLACKROCK GLOBAL ALLOCATION V.I. FUND (FORMERLY, MERCURY GLOBAL ALLOCATION V.I. FUND) - CLASS II SHARES
(units first credited 11-21-2003)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year               --          --  14.908200  13.812889         --         --        --       --       --       --
Value at End of Year                 --          --  16.746399  14.908200         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year               --          --  17.151964  15.892669         --         --        --       --       --       --
Value at End of Year                 --          --  19.257165  17.151964         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year               --          --  17.089868  15.837724         --         --        --       --       --       --
Value at End of Year                 --          --  19.158629  17.089868         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year               --          --  17.069232  15.819464         --         --        --       --       --       --
Value at End of Year                 --          --  19.125904  17.069232         --         --        --       --       --       --

BLACKROCK VALUE OPPORTUNITIES V.I. FUND (FORMERLY, MERCURY VALUE OPPORTUNITIES V.I. FUND) - CLASS II SHARES
(units first credited 7-20-1998)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        18.985215   17.507612  15.505126  11.051980  14.756455  12.500000        --       --       --       --
Value at End of Year          21.041500   18.985215  17.507612  15.505126  11.051980  14.756455        --       --       --       --
Venture III No. of Units          5,867       7,024      7,926     10,803     10,911      7,527        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        17.042783   15.724179  13.932655   9.936083  10.299734  12.500000        --       --       --       --
Value at End of Year          18.879272   17.042783  15.724179  13.932655   9.936083  10.299734        --       --       --       --
Venture III No. of Units          4,013          --         --         --         --         --        --       --       --       --
Venture III No. of Units             --       4,376      4,472      4,532      4,671         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year               --          --  13.882224   9.914958  10.299734  12.500000        --       --       --       --
Value at End of Year                 --          --  15.643710  13.882224   9.914958  10.299734        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year               --          --  13.865460   9.907923  13.262114  12.500000        --       --       --       --
Value at End of Year                 --          --  15.616999  13.865460   9.907923  13.262114        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
BLUE CHIP GROWTH TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year      $ 13.414252 $ 12.942556 $12.090745 $ 9.527205 $11.661149         --        --       --       --       --
Value at End of Year          14.424150   13.414252  12.942556  12.090745   9.527205         --        --       --       --       --
Venture III No. of Units      2,671,447   2,875,894  2,397,411  1,497,368    467,566         --        --       --       --       --
NY Venture III No. of Units     179,909     192,392    129,971     79,549     28,105         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        14.353122   13.855314  12.949904  10.209299  12.500000         --        --       --       --       --
Value at End of Year          15.426010   14.353122  13.855314  12.949904  10.209299         --        --       --       --       --
Venture III No. of Units        851,820   1,106,527  1,287,623  1,447,638    746,218         --        --       --       --       --
NY Venture III No. of Units     223,115     255,418    205,768    133,615    114,270         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        14.275058   13.800581  12.918162  10.199546  12.500000         --        --       --       --       --
Value at End of Year          15.319182   14.275058  13.800581  12.918162  10.199546         --        --       --       --       --
Venture III No. of Units      1,573,877   1,678,672  1,183,363    492,024     67,960         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        14.249113   13.782369  12.907592  10.196295  12.500000         --        --       --       --       --
Value at End of Year          15.283704   14.249113  13.782369  12.907592  10.196295         --        --       --       --       --
Venture III No. of Units         93,052     111,893    148,744    161,025    104,192         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        16.185945   15.679183  14.706108  12.500000         --         --        --       --       --       --
Value at End of Year          17.335226   16.185945  15.679183  14.706108         --         --        --       --       --       --
Venture III No. of Units        175,631     163,658    120,990     49,072         --         --        --       --       --       --

BLUE CHIP GROWTH TRUST - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        22.463880   21.626140  20.165015  15.870738  21.302974  21.898240        --       --       --       --
Value at End of Year          24.215233   22.463880  21.626140  20.165015  15.870738  21.302974        --       --       --       --
Venture III No. of Units        185,186     224,831    273,059    405,084    400,734    169,381        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        12.779348   12.308902  11.483029   9.042156  12.143192  12.500000        --       --       --       --
Value at End of Year          13.768792   12.779348  12.308902  11.483029   9.042156  12.143192        --       --       --       --
Venture III No. of Units        332,540     446,496    591,541    700,061    733,780      6,710        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        12.694941   12.245907  11.441458   9.022933  12.135598  12.500000        --       --       --       --
Value at End of Year          13.657407   12.694941  12.245907  11.441458   9.022933  12.135598        --       --       --       --
Venture III No. of Units         43,030      43,523     51,035     71,726     67,960      6,710        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        12.666951   12.224988  11.427637   9.016527  12.133063  12.500000        --       --       --       --
Value at End of Year          13.620501   12.666951  12.224988  11.427637   9.016527  12.133063        --       --       --       --
Venture III No. of Units        122,320     165,401    205,182    200,869    210,871     69,505        --       --       --       --

CAPITAL APPRECIATION TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        13.367255   11.951649  11.124546   8.742892  11.443160         --        --       --       --       --
Value at End of Year          13.420469   13.367255  11.951649  11.124546   8.742892         --        --       --       --       --
Venture III No. of Units      1,459,115     765,855    643,607    565,726    202,403         --        --       --       --       --
NY Venture III No. of Units      84,168      20,075     21,384     11,100     11,847         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        14.575285   13.038242  12.142016   9.547302  12.500000         --        --       --       --       --
Value at End of Year          14.626001   14.575285  13.038242  12.142016   9.547302         --        --       --       --       --
Venture III No. of Units      1,073,787     614,695    714,630    788,230    397,347         --        --       --       --       --
NY Venture III No. of Units     198,806      42,337     45,087     36,933     26,055         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        14.496031   12.986742  12.112259   9.538178  12.500000         --        --       --       --       --
Value at End of Year          14.524724   14.496031  12.986742  12.112259   9.538178         --        --       --       --       --
Venture III No. of Units        771,867     357,179    273,041    174,607     39,623         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        14.469692   12.969608  12.102351   9.535141  12.500000         --        --       --       --       --
Value at End of Year          14.491095   14.469692  12.969608  12.102351   9.535141         --        --       --       --       --
Venture III No. of Units        109,450      80,330    100,979    108,546     65,452         --        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year      $ 17.703326 $ 15.891750 $14.851408 $12.500000         --         --        --       --       --       --
Value at End of Year          17.703008   17.703326  15.891750  14.851408         --         --        --       --       --       --
Venture III No. of Units         50,143      16,881     16,513     12,116         --         --        --       --       --       --

CAPITAL APPRECIATION TRUST - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year         9.201080    8.205412   7.630471   5.991604   8.779269   9.195935        --       --       --       --
Value at End of Year           9.255675    9.201080   8.205412   7.630471   5.991604   8.779269        --       --       --       --
Venture III No. of Units        520,227     254,549    358,348    387,166    366,979     80,024        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        12.413295   11.075538  10.304647   8.095466  11.867934  12.500000        --       --       --       --
Value at End of Year          12.480727   12.413295  11.075538  10.304647   8.095466  11.867934        --       --       --       --
Venture III No. of Units        407,101     240,673    289,125    339,054    367,924      4,837        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        12.331295   11.018836  10.267322   8.078245  11.860509  12.500000        --       --       --       --
Value at End of Year          12.379750   12.331295  11.018836  10.267322   8.078245  11.860509        --       --       --       --
Venture III No. of Units         23,849      11,535     13,330     18,973     39,623      4,837        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        12.304093   11.000004  10.254916   8.072512  11.858037  12.500000        --       --       --       --
Value at End of Year          12.346277   12.304093  11.000004  10.254916   8.072512  11.858037        --       --       --       --
Venture III No. of Units        221,171      67,060     94,529    109,634    103,157     20,129        --       --       --       --

CLASSIC VALUE TRUST - SERIES II SHARES (units first credited 5-03-2004)

Contracts with no Optional Benefits
Value at Start of Year        14.768328   13.745437  12.500000         --         --         --        --       --       --       --
Value at End of Year          16.827712   14.768328  13.745437         --         --         --        --       --       --       --
Venture III No. of Units        321,955     178,689    121,626         --         --         --        --       --       --       --
NY Venture III No. of Units      35,669      19,768     17,716         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        14.756073   13.740877  12.500000         --         --         --        --       --       --       --
Value at End of Year          16.805360   14.756073  13.740877         --         --         --        --       --       --       --
Venture III No. of Units        136,097      40,825     11,187         --         --         --        --       --       --       --
NY Venture III No. of Units      20,624      25,715     18,657         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        14.719380   13.727218  12.500000         --         --         --        --       --       --       --
Value at End of Year          16.738528   14.719380  13.727218         --         --         --        --       --       --       --
Venture III No. of Units        230,487     127,848     67,852         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        14.707182   13.722679  12.500000         --         --         --        --       --       --       --
Value at End of Year          16.716312   14.707182  13.722679         --         --         --        --       --       --       --
Venture III No. of Units         11,406       6,688      2,559         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        14.670608   13.709034  12.500000         --         --         --        --       --       --       --
Value at End of Year          16.649828   14.670608  13.709034         --         --         --        --       --       --       --
Venture III No. of Units          5,509       5,933      4,832         --         --         --        --       --       --       --

CORE BOND TRUST - SERIES II SHARES (units first credited 5-01-2005)

Contracts with no Optional Benefits
Value at Start of Year        12.462826   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          12.702542   12.462826         --         --         --         --        --       --       --       --
Venture III No. of Units          7,442         391         --         --         --         --        --       --       --       --
NY Venture III No. of Units         479         121         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        12.458696   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          12.692009   12.458696         --         --         --         --        --       --       --       --
Venture III No. of Units          1,739         414         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        12.446319   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          12.660450   12.446319         --         --         --         --        --       --       --       --
Venture III No. of Units          6,436       3,739         --         --         --         --        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year      $ 14.429816          --         --         --         --         --        --       --       --       --
Value at End of Year          12.649929          --         --         --         --         --        --       --       --       --
Venture III No. of Units             81          --         --         --         --         --        --       --       --       --

CORE EQUITY TRUST - SERIES II SHARES (units first credited 5-03-2004)

Contracts with no Optional Benefits
Value at Start of Year        14.624002   14.055449  12.500000         --         --         --        --       --       --       --
Value at End of Year          15.316601   14.624002  14.055449         --         --         --        --       --       --       --
Venture III No. of Units        265,806     984,498    517,680         --         --         --        --       --       --       --
NY Venture III No. of Units      67,270      60,439     14,371         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        14.611870   14.050793  12.500000         --         --         --        --       --       --       --
Value at End of Year          15.296266   14.611870  14.050793         --         --         --        --       --       --       --
Venture III No. of Units         44,377      94,766     76,892         --         --         --        --       --       --       --
NY Venture III No. of Units      76,667      59,349     21,952         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        14.575546   14.036828  12.500000         --         --         --        --       --       --       --
Value at End of Year          15.235423   14.575546  14.036828         --         --         --        --       --       --       --
Venture III No. of Units        482,630     640,016    334,984         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        14.563458   14.032175  12.500000         --         --         --        --       --       --       --
Value at End of Year          15.215194   14.563458  14.032175         --         --         --        --       --       --       --
Venture III No. of Units          2,298       7,103     20,008         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        14.527250   14.018233  12.500000         --         --         --        --       --       --       --
Value at End of Year          15.154677   14.527250  14.018233         --         --         --        --       --       --       --
Venture III No. of Units         35,430      38,636     21,509         --         --         --        --       --       --       --

DIVERSIFIED BOND TRUST (MERGED INTO ACTIVE BOND TRUST EFF 5-1-05) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year               --          --  13.565799  13.186201  12.504601         --        --       --       --       --
Value at End of Year                 --          --  13.830617  13.565799  13.186201         --        --       --       --       --
Venture III No. of Units             --          --  7,401,186    695,637    252,850         --        --       --       --       --
NY Venture III No. of Units          --          --    254,299     48,803     23,178         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year               --          --  13.549724  13.177160  12.500000         --        --       --       --       --
Value at End of Year                 --          --  13.807295  13.549724  13.177160         --        --       --       --       --
Venture III No. of Units             --          --    476,849    501,679    253,046         --        --       --       --       --
NY Venture III No. of Units          --          --    417,666     56,838     67,059         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year               --          --  13.516543  13.164614  12.500000         --        --       --       --       --
Value at End of Year                 --          --  13.752779  13.516543  13.164614         --        --       --       --       --
Venture III No. of Units             --          --  4,302,819    206,340     16,141         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year               --          --  13.505491  13.160436  12.500000         --        --       --       --       --
Value at End of Year                 --          --  13.734656  13.505491  13.160436         --        --       --       --       --
Venture III No. of Units             --          --     85,622    106,307     70,827         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year               --          --  12.529076  12.500000         --         --        --       --       --       --
Value at End of Year                 --          --  12.722519  12.529076         --         --        --       --       --       --
Venture III No. of Units             --          --    311,393     33,885         --         --        --       --       --       --

DIVERSIFIED BOND TRUST (MERGED INTO ACTIVE BOND TRUST EFF 5-1-05) - SERIES I SHARES (units first credited 8-03-1989)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year               --          --  18.084366  17.576042  16.605167  16.388809        --       --       --       --
Value at End of Year                 --          --  18.472878  18.084366  17.576042  16.605167        --       --       --       --
Venture III No. of Units             --          --    176,824    206,285    225,423     40,386        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year               --          --  13.790481  13.409549  12.675169  12.500000        --       --       --       --
Value at End of Year                 --          --  14.079685  13.790481  13.409549  12.675169        --       --       --       --
Venture III No. of Units             --          --    188,742    225,752    305,030     26,252        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year               --          -- $13.740598 $13.381106 $12.667251 $12.500000        --       --       --       --
Value at End of Year                 --          --  14.007679  13.740598  13.381106  12.667251        --       --       --       --
Venture III No. of Units             --          --      3,694      6,559     16,141     26,252        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year               --          --  13.724016  13.371638  12.664622  12.500000        --       --       --       --
Value at End of Year                 --          --  13.983764  13.724016  13.371638  12.664622        --       --       --       --
Venture III No. of Units             --          --     84,618     86,438     78,504     34,146        --       --       --       --

DYNAMIC GROWTH TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        14.504882   13.164527  12.164875   9.578097  11.842904         --        --       --       --       --
Value at End of Year          15.364667   14.504882  13.164527  12.164875   9.578097         --        --       --       --       --
Venture III No. of Units        356,033     462,359    528,200    541,610     87,128         --        --       --       --       --
NY Venture III No. of Units      16,936      23,011     18,994     17,929      4,320         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        15.281869   13.876630  12.829323  10.106305  12.500000         --        --       --       --       --
Value at End of Year          16.635693   15.281869  13.876630  12.829323  10.106305         --        --       --       --       --
Venture III No. of Units        305,451     478,947    605,108    709,524     82,533         --        --       --       --       --
NY Venture III No. of Units      18,373      27,519     33,123     40,444      5,544         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        15.198766   13.821803  12.797885  10.096656  12.500000         --        --       --       --       --
Value at End of Year          16.520499   15.198766  13.821803  12.797885  10.096656         --        --       --       --       --
Venture III No. of Units         80,833     164,259    101,183    104,025      4,726         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        15.171161   13.803584  12.787417  10.093444  12.500000         --        --       --       --       --
Value at End of Year          16.482262   15.171161  13.803584  12.787417  10.093444         --        --       --       --       --
Venture III No. of Units         63,069     181,834     94,881    184,625     13,216         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        18.350189   16.721014  15.513383  12.500000         --         --        --       --       --       --
Value at End of Year          19.906212   18.350189  16.721014  15.513383         --         --        --       --       --       --
Venture III No. of Units          8,917      56,261     11,368     28,603         --         --        --       --       --       --

DYNAMIC GROWTH TRUST - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year         4.963389    4.489166   4.149140   3.269019   4.639280   5.329139        --       --       --       --
Value at End of Year           5.420845    4.963389   4.489166   4.149140   3.269019   4.639280        --       --       --       --
Venture III No. of Units        440,165     623,403    827,660    981,398    289,494    114,862        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        11.489988   10.397356   9.614621   7.578932  10.761173  12.500000        --       --       --       --
Value at End of Year          12.542748   11.489988  10.397356   9.614621   7.578932  10.761173        --       --       --       --
Venture III No. of Units        215,226     280,749    441,186    518,212    140,674      3,436        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        11.414064   10.344111   9.579794   7.562801  10.754429  12.500000        --       --       --       --
Value at End of Year          12.441224   11.414064  10.344111   9.579794   7.562801  10.754429        --       --       --       --
Venture III No. of Units          7,820       8,051      9,149     15,496      4,726      3,436        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        11.388869   10.326423   9.568210   7.557425  10.752178  12.500000        --       --       --       --
Value at End of Year          12.407571   11.388869  10.326423   9.568210   7.557425  10.752178        --       --       --       --
Venture III No. of Units        161,032     222,815    225,775    268,434     46,340     24,817        --       --       --       --

EMERGING GROWTH TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year        17.903389   16.949671  16.158911  12.500000         --         --        --       --       --       --
Value at End of Year          19.615812   17.903389  16.949671  16.158911         --         --        --       --       --       --
Venture III No. of Units         70,903      60,906     72,374     28,839         --         --        --       --       --       --
NY Venture III No. of Units       2,296       2,115      1,792        281         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        17.879631   16.935617  16.153611  12.500000         --         --        --       --       --       --
Value at End of Year          19.580012   17.879631  16.935617  16.153611         --         --        --       --       --       --
Venture III No. of Units         13,169      11,805     11,246      7,937         --         --        --       --       --       --
NY Venture III No. of Units      25,712      17,623     13,145      8,439         --         --        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year      $ 17.808539 $ 16.893527 $16.137719 $12.500000         --         --        --       --       --       --
Value at End of Year          19.472992   17.808539  16.893527  16.137719         --         --        --       --       --       --
Venture III No. of Units         50,665      55,386     45,303     13,253         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        17.784948   16.879552  16.132438  12.500000         --         --        --       --       --       --
Value at End of Year          19.437504   17.784948  16.879552  16.132438         --         --        --       --       --       --
Venture III No. of Units          2,355      12,262      6,010      5,961         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        17.714248   16.837596  16.116569  12.500000         --         --        --       --       --       --
Value at End of Year          19.331283   17.714248  16.837596  16.116569         --         --        --       --       --       --
Venture III No. of Units          1,896       2,029      2,310      1,165         --         --        --       --       --       --

EMERGING SMALL COMPANY TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        14.035567   13.607657  12.428445   9.058585  11.864879         --        --       --       --       --
Value at End of Year          14.107436   14.035567  13.607657  12.428445   9.058585         --        --       --       --       --
Venture III No. of Units        746,640     973,157  1,033,645    835,003    174,849         --        --       --       --       --
NY Venture III No. of Units      30,605      32,329     32,486     22,745     15,125         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        14.760010   14.317145  13.083021   9.540441  12.500000         --        --       --       --       --
Value at End of Year          14.828192   14.760010  14.317145  13.083021   9.540441         --        --       --       --       --
Venture III No. of Units        357,208     576,528    721,122    813,809    284,420         --        --       --       --       --
NY Venture III No. of Units      77,144      99,979     96,469     46,979     19,621         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        14.679762   14.260613  13.050958   9.531326  12.500000         --        --       --       --       --
Value at End of Year          14.725513   14.679762  14.260613  13.050958   9.531326         --        --       --       --       --
Venture III No. of Units        433,321     616,145    624,965    444,605      5,714         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        14.653113   14.241810  13.040296   9.528294  12.500000         --        --       --       --       --
Value at End of Year          14.691441   14.653113  14.241810  13.040296   9.528294         --        --       --       --       --
Venture III No. of Units         46,472     160,149     71,109    154,311     57,058         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        18.094145   17.612588  16.150962  12.500000         --         --        --       --       --       --
Value at End of Year          18.114319   18.094145  17.612588  16.150962         --         --        --       --       --       --
Venture III No. of Units         34,297      83,935     30,299     31,578         --         --        --       --       --       --

EMERGING SMALL COMPANY TRUST - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        19.077816   16.949671  16.831817  12.246107  17.585667  17.911806        --       --       --       --
Value at End of Year          19.217988   19.077816  16.949671  16.831817  12.246107  17.585667        --       --       --       --
Venture III No. of Units         93,755     136,855      6,561    208,059    187,231     45,391        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        13.120694   16.935617  11.587592   8.434835  12.118671  12.500000        --       --       --       --
Value at End of Year          13.210507   13.120694  16.935617  11.587592   8.434835  12.118671        --       --       --       --
Venture III No. of Units        122,288     185,432      2,628    327,397    284,440      2,557        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        13.034017   16.893527  11.545630   8.416899  12.111098  12.500000        --       --       --       --
Value at End of Year          13.103594   13.034017  16.893527  11.545630   8.416899  12.111098        --       --       --       --
Venture III No. of Units         17,708      18,488         75     27,653     28,910      2,557        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        13.005257   16.879552  11.531676   8.410923  12.108565  12.500000        --       --       --       --
Value at End of Year          13.068155   13.005257  16.879552  11.531676   8.410923  12.108565        --       --       --       --
Venture III No. of Units         38,613      91,110         52    127,291    110,428     25,841        --       --       --       --

EQUITY-INCOME TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        15.184057   14.882379  13.202023  10.702893  12.848754         --        --       --       --       --
Value at End of Year          17.738726   15.184057  14.882379  13.202023  10.702893         --        --       --       --       --
Venture III No. of Units      4,134,460   4,382,894  4,038,819  2,428,665    789,636         --        --       --       --       --
NY Venture III No. of Units     279,115     317,099    247,244    186,829     94,077         --        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year      $ 14.745104 $ 14.459352 $12.833195 $10.409074 $12.500000         --        --       --       --       --
Value at End of Year          17.217347   14.745104  14.459352  12.833195  10.409074         --        --       --       --       --
Venture III No. of Units      1,888,043   2,573,331  2,845,382  3,022,629  1,472,896         --        --       --       --       --
NY Venture III No. of Units     401,804     464,276    354,708    170,015    208,253         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        14.664912   14.402241  12.801739  10.399131  12.500000         --        --       --       --       --
Value at End of Year          17.098121   14.664912  14.402241  12.801739  10.399131         --        --       --       --       --
Venture III No. of Units      2,172,178   2,534,354  2,129,976    922,828     72,429         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        14.638276   14.383246  12.791261  10.395821  12.500000         --        --       --       --       --
Value at End of Year          17.058555   14.638276  14.383246  12.791261  10.395821         --        --       --       --       --
Venture III No. of Units        214,354     295,590    431,918    447,595    254,248         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        17.090789   16.818170  14.979182  12.500000         --         --        --       --       --       --
Value at End of Year          19.886808   17.090789  16.818170  14.979182         --         --        --       --       --       --
Venture III No. of Units        128,197     130,409    113,811     51,449         --         --        --       --       --       --

EQUITY-INCOME TRUST - SERIES I SHARES (UNITS FIRST CREDITED 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        28.484603   27.864315  24.674518  19.976038  23.419227  23.987293        --       --       --       --
Value at End of Year          33.349708   28.484603  27.864315  24.674518  19.976038  23.419227        --       --       --       --
Venture III No. of Units        287,725     339,253    450,077    484,523    535,366    133,370        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        14.744455   14.430566  12.785015  10.355686  12.146730  12.500000        --       --       --       --
Value at End of Year          17.254183   14.744455  14.430566  12.785015  10.355686  12.146730        --       --       --       --
Venture III No. of Units        637,450     801,467  1,052,521  1,142,868  1,276,620     28,697        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        14.647090   14.356729  12.738737  10.333675  12.139130  12.500000        --       --       --       --
Value at End of Year          17.114628   14.647090  14.356729  12.738737  10.333675  12.139130        --       --       --       --
Venture III No. of Units         27,983      52,412     55,715     74,231     72,429     28,697        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        14.614762   14.332181  12.723328  10.326336  12.136595  12.500000        --       --       --       --
Value at End of Year          17.068339   14.614762  14.332181  12.723328  10.326336  12.136595        --       --       --       --
Venture III No. of Units        198,807     251,739    327,655    316,798    469,145     72,763        --       --       --       --

FINANCIAL SERVICES TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        15.854914   14.702700  13.578107  10.347728  12.638293         --        --       --       --       --
Value at End of Year          19.147497   15.854914  14.702700  13.578107  10.347728         --        --       --       --       --
Venture III No. of Units        854,054     617,520    644,275    585,235    239,270         --        --       --       --       --
NY Venture III No. of Units      45,403      33,508     31,040     24,981      5,638         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        15.652956   14.522649  13.418556  10.231240  12.500000         --        --       --       --       --
Value at End of Year          18.894186   15.652956  14.522649  13.418556  10.231240         --        --       --       --       --
Venture III No. of Units        312,480     380,115    431,763    468,599    175,574         --        --       --       --       --
NY Venture III No. of Units      75,084      66,298     75,100     40,520     28,212         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        15.567838   14.465294  13.385674  10.221472  12.500000         --        --       --       --       --
Value at End of Year          18.763373   15.567838  14.465294  13.385674  10.221472         --        --       --       --       --
Venture III No. of Units        399,160     278,434    267,698    193,147     25,104         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        15.539574   14.446232  13.374740  10.218222  12.500000         --        --       --       --       --
Value at End of Year          18.719976   15.539574  14.446232  13.374740  10.218222         --        --       --       --       --
Venture III No. of Units         56,529      69,839     74,119     86,863     54,273         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        18.111131   16.862052  15.634885  12.500000         --         --        --       --       --       --
Value at End of Year          21.785238   18.111131  16.862052  15.634885         --         --        --       --       --       --
Venture III No. of Units         37,600      32,445     30,536     21,333         --         --        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
FINANCIAL SERVICES TRUST - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year      $ 14.314742 $ 13.256232 $12.210054 $ 9.292550 $11.504833 $12.109477        --       --       --       --
Value at End of Year          17.336582   14.314742  13.256232  12.210054   9.292550  11.504833        --       --       --       --
Venture III No. of Units        127,639     179,945    280,690    313,309    329,587     79,463        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        14.672050   13.593885  12.527328   9.538791  11.815615  12.500000        --       --       --       --
Value at End of Year          17.760449   14.672050  13.593885  12.527328   9.538791  11.815615        --       --       --       --
Venture III No. of Units         98,212     113,493    147,080    157,593    162,475         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        14.575147   13.524311  12.481976   9.518501  11.808217  12.500000        --       --       --       --
Value at End of Year          17.616793   14.575147  13.524311  12.481976   9.518501  11.808217        --       --       --       --
Venture III No. of Units          4,978       6,553     15,814     22,989     25,104         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        14.543022   13.501225  12.466911   9.511759  11.805755  12.500000        --       --       --       --
Value at End of Year          17.569209   14.543022  13.501225  12.466911   9.511759  11.805755        --       --       --       --
Venture III No. of Units         84,336      95,825    131,727    132,728    147,104     30,899        --       --       --       --

FUNDAMENTAL VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        15.884823   14.855745  13.552445  10.633144  12.594671         --        --       --       --       --
Value at End of Year          17.850530   15.884823  14.855745  13.552445  10.633144         --        --       --       --       --
Venture III No. of Units      6,237,118   4,405,762  2,947,953  1,743,830    515,915         --        --       --       --       --
NY Venture III No. of Units     354,968     175,138     74,489     39,812     87,372         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        15.736804   14.724657  13.439595  10.549867  12.500000         --        --       --       --       --
Value at End of Year          17.675396   15.736804  14.724657  13.439595  10.549867         --        --       --       --       --
Venture III No. of Units      1,328,832   1,767,029  1,917,991  1,873,345    929,985         --        --       --       --       --
NY Venture III No. of Units     334,350     318,196    254,902    120,094     99,581         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        15.651225   14.666493  13.406652  10.539789  12.500000         --        --       --       --       --
Value at End of Year          17.553010   15.651225  14.666493  13.406652  10.539789         --        --       --       --       --
Venture III No. of Units      3,883,211   2,625,432  1,597,541    724,423     40,455         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        15.622816   14.647175  13.395703  10.536441  12.500000         --        --       --       --       --
Value at End of Year          17.512409   15.622816  14.647175  13.395703  10.536441         --        --       --       --       --
Venture III No. of Units        163,735     181,238    193,886    199,283    157,548         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        17.879526   16.788033  15.376750  12.500000         --         --        --       --       --       --
Value at End of Year          20.012126   17.879526  16.788033  15.376750         --         --        --       --       --       --
Venture III No. of Units        158,633     151,883     83,418     46,913         --         --        --       --       --       --

FUNDAMENTAL VALUE TRUST - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        14.377102   13.428205  12.211223   9.561490  11.600607  11.960105        --       --       --       --
Value at End of Year          16.195064   14.377102  13.428205  12.211223   9.561490  11.600607        --       --       --       --
Venture III No. of Units        456,599     584,896    797,463  1,102,100  1,126,983    489,147        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        14.931470   13.952931  12.694757   9.945065  12.072032  12.500000        --       --       --       --
Value at End of Year          16.811144   14.931470  13.952931  12.694757   9.945065  12.072032        --       --       --       --
Venture III No. of Units        483,599     658,777    957,799  1,022,920  1,103,460     40,942        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        14.832896   13.881560  12.648823   9.923939  12.064485  12.500000        --       --       --       --
Value at End of Year          16.675213   14.832896  13.881560  12.648823   9.923939  12.064485        --       --       --       --
Venture III No. of Units         52,594      53,878     32,731     39,988     40,455     40,942        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        14.800180   13.857847  12.633542   9.916901  12.061966  12.500000        --       --       --       --
Value at End of Year          16.630127   14.800180  13.857847  12.633542   9.916901  12.061966        --       --       --       --
Venture III No. of Units        294,750     379,986    404,510    373,487    361,506    116,042        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
GLOBAL ALLOCATION TRUST (FORMERLY TACTICAL ALLOCATION TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year      $ 13.737958 $ 13.183540 $11.911549 $ 9.575126 $11.800056         --        --       --       --       --
Value at End of Year          15.308258   13.737958  13.183540  11.911549   9.575126         --        --       --       --       --
Venture III No. of Units      3,953,167   2,344,078    838,415    241,284     49,036         --        --       --       --       --
NY Venture III No. of Units     310,890     137,976     26,592      8,273      2,183         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        14.526422   13.947145  12.607788  10.139860  12.500000         --        --       --       --       --
Value at End of Year          16.178779   14.526422  13.947145  12.607788  10.139860         --        --       --       --       --
Venture III No. of Units        202,916     300,268    271,077    215,426    121,427         --        --       --       --       --
NY Venture III No. of Units     107,441     109,834     99,867     76,541     11,718         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        14.447430   13.892059  12.576878  10.130181  12.500000         --        --       --       --       --
Value at End of Year          16.066762   14.447430  13.892059  12.576878  10.130181         --        --       --       --       --
Venture III No. of Units      2,476,013   1,364,373    531,937    155,717     12,394         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        14.421207   13.873751  12.566607  10.126955  12.500000         --        --       --       --       --
Value at End of Year          16.029603   14.421207  13.873751  12.566607  10.126955         --        --       --       --       --
Venture III No. of Units         20,799      27,023     30,370     34,337     20,731         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        16.967731   16.348045  14.830076  12.500000         --         --        --       --       --       --
Value at End of Year          18.831961   16.967731  16.348045  14.830076         --         --        --       --       --       --
Venture III No. of Units        108,797      99,196     51,466     10,306         --         --        --       --       --       --

GLOBAL ALLOCATION TRUST (FORMERLY TACTICAL ALLOCATION TRUST) - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        11.096081   10.621190   9.578808   7.702576  10.197351  10.834371        --       --       --       --
Value at End of Year          12.388848   11.096081  10.621190   9.578808   7.702576  10.197351        --       --       --       --
Venture III No. of Units         56,921      72,936     92,760    110,472    137,152     40,851        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        12.726550   12.187943  10.997305   8.847644  11.719158  12.500000        --       --       --       --
Value at End of Year          14.202193   12.726550  12.187943  10.997305   8.847644  11.719158        --       --       --       --
Venture III No. of Units         95,229      79,038    103,250    105,136    134,626         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        12.642477   12.125553  10.957473   8.828827  11.711820  12.500000        --       --       --       --
Value at End of Year          14.087292   12.642477  12.125553  10.957473   8.828827  11.711820        --       --       --       --
Venture III No. of Units         10,247      10,591     10,796     11,919     12,394         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        12.614590   12.104837  10.944234   8.822564  11.709378  12.500000        --       --       --       --
Value at End of Year          14.049211   12.614590  12.104837  10.944234   8.822564  11.709378        --       --       --       --
Venture III No. of Units         24,605      24,348     34,794     40,883    135,425     11,123        --       --       --       --

GLOBAL BOND TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        16.832660   18.331732  16.932377  14.946973  13.065634         --        --       --       --       --
Value at End of Year          17.397156   16.832660  18.331732  16.932377  14.946973         --        --       --       --       --
Venture III No. of Units      3,567,522   2,482,846  1,609,236    862,965    266,414         --        --       --       --       --
NY Venture III No. of Units     200,869      94,948     43,981     18,393     17,778         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        16.074715   17.515004  16.186110  14.295351  12.500000         --        --       --       --       --
Value at End of Year          16.605512   16.074715  17.515004  16.186110  14.295351         --        --       --       --       --
Venture III No. of Units        346,195     577,708    551,915    592,595    207,523         --        --       --       --       --
NY Venture III No. of Units     133,171     102,785     91,274     44,080     73,987         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        15.987312   17.445870  16.146477  14.281750  12.500000         --        --       --       --       --
Value at End of Year          16.490540   15.987312  17.445870  16.146477  14.281750         --        --       --       --       --
Venture III No. of Units      2,298,488   1,552,367    793,677    263,005      9,637         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        15.958285   17.422887  16.133296  14.277221  12.500000         --        --       --       --       --
Value at End of Year          16.452389   15.958285  17.422887  16.133296  14.277221         --        --       --       --       --
Venture III No. of Units         43,793      74,572    105,122     99,515     51,802         --        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year      $ 13.226348 $ 14.461843 $13.411572 $12.500000         --         --        --       --       --       --
Value at End of Year          13.615495   13.226348  14.461843  13.411572         --         --        --       --       --       --
Venture III No. of Units        124,943     116,178     80,275     59,221         --         --        --       --       --       --

GLOBAL BOND TRUST - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        17.981109   19.559001  18.037496  15.890969  13.448939  13.259113        --       --       --       --
Value at End of Year          18.619642   17.981109  19.559001  18.037496  15.890969  13.448939        --       --       --       --
Venture III No. of Units         87,463     123,116    141,559    135,305    122,886      8,068        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        16.900006   18.392205  16.969963  14.957944  12.665620  12.500000        --       --       --       --
Value at End of Year          17.491423   16.900006  18.392205  16.969963  14.957944  12.665620        --       --       --       --
Venture III No. of Units         93,302     116,053    151,103    141,883    159,585      1,821        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        16.788441   18.298149  16.908591  14.926222  12.657716  12.500000        --       --       --       --
Value at End of Year          17.349979   16.788441  18.298149  16.908591  14.926222  12.657716        --       --       --       --
Venture III No. of Units          6,126       6,703     14,147     12,385      9,637      1,821        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        16.751423   18.266917  16.888191  14.915657  12.655085  12.500000        --       --       --       --
Value at End of Year          17.303097   16.751423  18.266917  16.888191  14.915657  12.655085        --       --       --       --
Venture III No. of Units         22,402      32,345     31,689     36,711     43,687      4,688        --       --       --       --

GLOBAL TRUST (FORMERLY, GLOBAL EQUITY TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        15.596883   14.349048  12.737013  10.177657  12.324414         --        --       --       --       --
Value at End of Year          18.425388   15.596883  14.349048  12.737013  10.177657         --        --       --       --       --
Venture III No. of Units        410,093     440,210    328,873    237,217    109,336         --        --       --       --       --
NY Venture III No. of Units      22,399      12,723      9,161      4,890      6,453         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        15.790358   14.534304  12.907925  10.319378  12.500000         --        --       --       --       --
Value at End of Year          18.644647   15.790358  14.534304  12.907925  10.319378         --        --       --       --       --
Venture III No. of Units        255,941     323,448    358,860    338,502    215,905         --        --       --       --       --
NY Venture III No. of Units      38,474      53,562     30,068     15,472     15,985         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        15.704495   14.476898  12.876284  10.309521  12.500000         --        --       --       --       --
Value at End of Year          18.515556   15.704495  14.476898  12.876284  10.309521         --        --       --       --       --
Venture III No. of Units        176,574     189,376    131,024     76,294     18,265         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        15.675974   14.457803  12.865753  10.306231  12.500000         --        --       --       --       --
Value at End of Year          18.472716   15.675974  14.457803  12.865753  10.306231         --        --       --       --       --
Venture III No. of Units         28,756      33,789     42,942     40,555     25,931         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        18.300087   16.903271  15.064561  12.500000         --         --        --       --       --       --
Value at End of Year          21.532776   18.300087  16.903271  15.064561         --         --        --       --       --       --
Venture III No. of Units         23,333      15,693      9,974      4,657         --         --        --       --       --       --

GLOBAL TRUST (FORMERLY, GLOBAL EQUITY TRUST) - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        21.303555   19.560024  17.329337  13.821990  17.371743  18.932407        --       --       --       --
Value at End of Year          25.214625   21.303555  19.560024  17.329337  13.821990  17.371743        --       --       --       --
Venture III No. of Units         54,289      71,685    103,717    132,638    153,924     68,230        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        13.906629   12.774840  11.323632   9.036317  11.362716  12.500000        --       --       --       --
Value at End of Year          16.451514   13.906629  12.774840  11.323632   9.036317  11.362716        --       --       --       --
Venture III No. of Units         48,509      93,754    118,180    124,289    174,250      1,126        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        13.814786   12.709470  11.282635   9.017096  11.355598  12.500000        --       --       --       --
Value at End of Year          16.318435   13.814786  12.709470  11.282635   9.017096  11.355598        --       --       --       --
Venture III No. of Units          2,729       9,186      9,095     17,187     18,265      1,126        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year      $ 13.784289 $ 12.687743 $11.268996 $ 9.010705 $11.353229 $12.500000        --       --       --       --
Value at End of Year          16.274304   13.784289  12.687743  11.268996   9.010705  11.353229        --       --       --       --
Venture III No. of Units         90,599      97,354    112,476    100,494     93,038     14,279        --       --       --       --

GREAT COMPANIES-AMERICA TRUST (REPLACED BY U.S. GLOBAL LEADERS TRUST EFF 4-29-05) - SERIES II SHARES
(units first credited 8-04-2003)

Contracts with no Optional Benefits
Value at Start of Year               --          --  13.915189  12.500000         --         --        --       --       --       --
Value at End of Year                 --          --  13.933872  13.915189         --         --        --       --       --       --
Venture III No. of Units             --          --      9,707     19,667         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year               --          --  13.901020  12.500000         --         --        --       --       --       --
Value at End of Year                 --          --  13.884836  13.901020         --         --        --       --       --       --
Venture III No. of Units             --          --        142        143         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year               --          --  13.915189  12.500000         --         --        --       --       --       --
Value at End of Year                 --          --  13.933872  13.915189         --         --        --       --       --       --
Venture III No. of Units             --          --      9,707     19,667         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year               --          --  13.901020  12.500000         --         --        --       --       --       --
Value at End of Year                 --          --  13.884836  13.901020         --         --        --       --       --       --
Venture III No. of Units             --          --        142        143         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year               --          --  13.892531  12.500000         --         --        --       --       --       --
Value at End of Year                 --          --  13.855506  13.892531         --         --        --       --       --       --
No. of Units                         --          --         --         --         --         --        --       --       --       --

HEALTH SCIENCES TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        15.951784   14.424059  12.746949   9.534743  11.223440         --        --       --       --       --
Value at End of Year          16.972950   15.951784  14.424059  12.746949   9.534743         --        --       --       --       --
Venture III No. of Units        861,464   1,011,800  1,089,573    772,102    299,587         --        --       --       --       --
NY Venture III No. of Units      58,061      58,297     51,998     42,899      8,334         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        17.733870   16.043469  14.185179  10.615849  12.500000         --        --       --       --       --
Value at End of Year          18.859710   17.733870  16.043469  14.185179  10.615849         --        --       --       --       --
Venture III No. of Units        463,291     550,178    605,996    587,894    255,642         --        --       --       --       --
NY Venture III No. of Units     126,020     134,034    128,574     67,695     33,548         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        17.637420   15.980101  14.150421  10.605710  12.500000         --        --       --       --       --
Value at End of Year          18.729095   17.637420  15.980101  14.150421  10.605710         --        --       --       --       --
Venture III No. of Units        514,020     588,658    541,226    310,055     14,361         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        17.605376   15.959023  14.138853  10.602331  12.500000         --        --       --       --       --
Value at End of Year          18.685734   17.605376  15.959023  14.138853  10.602331         --        --       --       --       --
Venture III No. of Units         80,698     124,753    123,486    134,349     58,653         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        18.612465   16.897181  14.992537  12.500000         --         --        --       --       --       --
Value at End of Year          19.725075   18.612465  16.897181  14.992537         --         --        --       --       --       --
Venture III No. of Units         45,858      63,089     59,654     40,234         --         --        --       --       --       --

HEALTH SCIENCES TRUST - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        16.137302   14.563722  12.840795   9.583435  13.390760  12.786642        --       --       --       --
Value at End of Year          17.203115   16.137302  14.563722  12.840795   9.583435  13.390760        --       --       --       --
Venture III No. of Units        211,460     286,983    373,518    522,566    543,042    207,903        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        15.865008   14.325124  12.636757   9.435859  13.191182  12.500000        --       --       --       --
Value at End of Year          16.904410   15.865008  14.325124  12.636757   9.435859  13.191182        --       --       --       --
Venture III No. of Units        219,928     265,282    342,683    350,008    339,355      3,599        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        15.760255   14.251835  12.591031   9.415806  13.182940  12.500000        --       --       --       --
Value at End of Year          16.767677   15.760255  14.251835  12.591031   9.415806  13.182940        --       --       --       --
Venture III No. of Units          5,943       6,542      5,453     12,004     14,361      3,599        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year      $ 15.725474 $ 14.227479 $12.575813 $ 9.409123 $13.180193 $12.500000        --       --       --       --
Value at End of Year          16.722329   15.725474  14.227479  12.575813   9.409123  13.180193        --       --       --       --
Venture III No. of Units        103,457     117,394    145,164    165,233    176,335     46,697        --       --       --       --

HIGH YIELD TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        15.428438   15.145567  13.891244  11.370655  12.141727         --        --       --       --       --
Value at End of Year          16.730415   15.428438  15.145567  13.891244  11.370655         --        --       --       --       --
Venture III No. of Units      1,564,435   1,797,146  2,120,483  1,762,068    284,891         --        --       --       --       --
NY Venture III No. of Units     104,589     126,053    163,790    175,755     16,234         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        15.854859   15.571927  14.289454  11.702451  12.500000         --        --       --       --       --
Value at End of Year          17.184243   15.854859  15.571927  14.289454  11.702451         --        --       --       --       --
Venture III No. of Units        482,504     646,754  1,098,262  1,233,595    310,509         --        --       --       --       --
NY Venture III No. of Units      89,565     100,941    171,945    143,636     43,415         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        15.768654   15.510445  14.254457  11.691304  12.500000         --        --       --       --       --
Value at End of Year          17.065272   15.768654  15.510445  14.254457  11.691304         --        --       --       --       --
Venture III No. of Units        696,966     800,087    872,757    542,096     54,491         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        15.740008   15.489994  14.242800  11.687584  12.500000         --        --       --       --       --
Value at End of Year          17.025788   15.740008  15.489994  14.242800  11.687584         --        --       --       --       --
Venture III No. of Units         55,007      62,867    118,927    161,852     39,407         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        15.113401   14.895606  13.716878  12.500000         --         --        --       --       --       --
Value at End of Year          16.323573   15.113401  14.895606  13.716878         --         --        --       --       --       --
Venture III No. of Units         77,223      96,377    178,225     73,648         --         --        --       --       --       --

HIGH YIELD TRUST - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        15.479357   15.175076  13.891585  11.348366  12.388789  12.878927        --       --       --       --
Value at End of Year          16.805267   15.479357  15.175076  13.891585  11.348366  12.388789        --       --       --       --
Venture III No. of Units        181,294     241,663    343,184    572,282    426,440    177,553        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        14.947494   14.660969  13.427690  10.974884  11.987059  12.500000        --       --       --       --
Value at End of Year          16.219763   14.947494  14.660969  13.427690  10.974884  11.987059        --       --       --       --
Venture III No. of Units        148,760     219,258    334,866    400,190    256,238      3,624        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        14.848800   14.585968  13.379105  10.951578  11.979562  12.500000        --       --       --       --
Value at End of Year          16.088595   14.848800  14.585968  13.379105  10.951578  11.979562        --       --       --       --
Venture III No. of Units         50,468      51,756     61,876     58,692     54,491      3,624        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        14.816071   14.561077  13.362964  10.943828  11.977070  12.500000        --       --       --       --
Value at End of Year          16.045125   14.816071  14.561077  13.362964  10.943828  11.977070        --       --       --       --
Venture III No. of Units         54,964      70,122    150,394    231,535    152,818     23,587        --       --       --       --

INCOME & VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        14.179404   13.730294  12.995332  10.461390  12.065818         --        --       --       --       --
Value at End of Year          15.122225   14.179404  13.730294  12.995332  10.461390         --        --       --       --       --
Venture III No. of Units      1,379,833   1,597,506  1,816,378  1,187,425    299,598         --        --       --       --       --
NY Venture III No. of Units      90,859      94,668     87,863     50,556     21,089         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        14.662929   14.205594  13.451943  10.834389  12.500000         --        --       --       --       --
Value at End of Year          15.630104   14.662929  14.205594  13.451943  10.834389         --        --       --       --       --
Venture III No. of Units        780,201     943,761  1,149,939  1,027,704    389,937         --        --       --       --       --
NY Venture III No. of Units     218,821     253,761    224,293    107,445     42,937         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        14.583201   14.149495  13.418984  10.824045  12.500000         --        --       --       --       --
Value at End of Year          15.521881   14.583201  14.149495  13.418984  10.824045         --        --       --       --       --
Venture III No. of Units        805,475     917,091  1,196,450    534,443     27,012         --        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year      $ 14.556722 $ 14.130840 $13.408012 $10.820604 $12.500000         --        --       --       --       --
Value at End of Year          15.485972   14.556722  14.130840  13.408012  10.820604         --        --       --       --       --
Venture III No. of Units         91,076     124,401    159,627    144,050     57,010         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        15.604484   15.170618  14.416264  12.500000         --         --        --       --       --       --
Value at End of Year          16.575805   15.604484  15.170618  14.416264         --         --        --       --       --       --
Venture III No. of Units         71,569      76,555     91,542     56,698         --         --        --       --       --       --

INCOME & VALUE TRUST - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        20.790265   20.086607  18.972143  15.248938  18.440571  18.678710        --       --       --       --
Value at End of Year          22.222596   20.790265  20.086607  18.972143  15.248938  18.440571        --       --       --       --
Venture III No. of Units        235,083     296,296    374,814    361,461    315,040     79,229        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        13.828735   13.367350  12.632027  10.158114  12.290367  12.500000        --       --       --       --
Value at End of Year          14.774094   13.828735  13.367350  12.632027  10.158114  12.290367        --       --       --       --
Venture III No. of Units        281,201     335,218    511,095    443,764    448,378      7,959        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        13.737414   13.298961  12.586301  10.136519  12.282680  12.500000        --       --       --       --
Value at End of Year          14.654598   13.737414  13.298961  12.586301  10.136519  12.282680        --       --       --       --
Venture III No. of Units          7,589      11,416     17,097     23,174     27,012      7,959        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        13.707101   13.276229  12.571095  10.129331  12.280120  12.500000        --       --       --       --
Value at End of Year          14.614954   13.707101  13.276229  12.571095  10.129331  12.280120        --       --       --       --
Venture III No. of Units         67,816     100,800    162,405    159,514    157,833     47,904        --       --       --       --

INDEX ALLOCATION TRUST - SERIES II SHARES (units first credited 2-13-2006)

Contracts with no Optional Benefits
Value at Start of Year        12.500000          --         --         --         --         --        --       --       --       --
Value at End of Year          13.491510          --         --         --         --         --        --       --       --       --
Venture III No. of Units      2,024,186          --         --         --         --         --        --       --       --       --
NY Venture III No. of Units     344,725          --         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        12.500000          --         --         --         --         --        --       --       --       --
Value at End of Year          13.485621          --         --         --         --         --        --       --       --       --
Venture III No. of Units         12,201          --         --         --         --         --        --       --       --       --
NY Venture III No. of Units      22,820          --         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        12.500000          --         --         --         --         --        --       --       --       --
Value at End of Year          13.467954          --         --         --         --         --        --       --       --       --
Venture III No. of Units      2,741,963          --         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        12.500000          --         --         --         --         --        --       --       --       --
Value at End of Year          13.462066          --         --         --         --         --        --       --       --       --
Venture III No. of Units          3,592          --         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        12.500000          --         --         --         --         --        --       --       --       --
Value at End of Year          13.444433          --         --         --         --         --        --       --       --       --
Venture III No. of Units          2,361          --         --         --         --         --        --       --       --       --

INDEX ALLOCATION TRUST - SERIES I SHARES (units first credited 2-13-2006)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        12.500000          --         --         --         --         --        --       --       --       --
Value at End of Year          13.491510          --         --         --         --         --        --       --       --       --
Venture III No. of Units            395          --         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        12.500000          --         --         --         --         --        --       --       --       --
Value at End of Year          13.462066          --         --         --         --         --        --       --       --       --
Venture III No. of Units          3,186          --         --         --         --         --        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
INTERNATIONAL CORE TRUST (FORMERLY, INTERNATIONAL STOCK TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year      $ 16.484777 $ 14.483618 $12.765244 $ 9.962987 $12.868047         --        --       --       --       --
Value at End of Year          20.207740   16.484777  14.483618  12.765244   9.962987         --        --       --       --       --
Venture III No. of Units        535,764     488,083    509,688    450,208    176,920         --        --       --       --       --
NY Venture III No. of Units      19,747       8,135      8,907      4,807     14,269         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        15.984195   14.050808  12.389988   9.674956  12.500000         --        --       --       --       --
Value at End of Year          19.584336   15.984195  14.050808  12.389988   9.674956         --        --       --       --       --
Venture III No. of Units        267,642     329,380    395,719    422,409    284,865         --        --       --       --       --
NY Venture III No. of Units      45,979      17,799     19,936     16,892     12,367         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        15.897270   13.995306  12.359623   9.665705  12.500000         --        --       --       --       --
Value at End of Year          19.448735   15.897270  13.995306  12.359623   9.665705         --        --       --       --       --
Venture III No. of Units        174,590     125,223    133,773    101,503     28,119         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        15.868390   13.976842  12.349503   9.662625  12.500000         --        --       --       --       --
Value at End of Year          19.403727   15.868390  13.976842  12.349503   9.662625         --        --       --       --       --
Venture III No. of Units         31,196      43,834     65,951     75,853     70,786         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        20.864973   18.405332  16.286845  12.500000         --         --        --       --       --       --
Value at End of Year          25.475383   20.864973  18.405332  16.286845         --         --        --       --       --       --
Venture III No. of Units          5,219       8,058      6,902      6,302         --         --        --       --       --       --

INTERNATIONAL CORE TRUST (FORMERLY, INTERNATIONAL STOCK TRUST) - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        14.754587   12.936882  11.378475   8.879457  11.527320  12.212749        --       --       --       --
Value at End of Year          18.108996   14.754587  12.936882  11.378475   8.879457  11.527320        --       --       --       --
Venture III No. of Units         66,919      99,150    122,226    140,930    131,348     35,653        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        14.862751   13.038216  11.473346   8.957969  11.635074  12.500000        --       --       --       --
Value at End of Year          18.232655   14.862751  13.038216  11.473346   8.957969  11.635074        --       --       --       --
Venture III No. of Units         87,303      88,700    136,031    154,065    176,546      1,577        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        14.764581   12.971477  11.431790   8.938910  11.627790  12.500000        --       --       --       --
Value at End of Year          18.085168   14.764581  12.971477  11.431790   8.938910  11.627790        --       --       --       --
Venture III No. of Units         17,510      18,995     20,912     25,089     28,119      1,577        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        14.732014   12.949312  11.417982   8.932575  11.625360  12.500000        --       --       --       --
Value at End of Year          18.036280   14.732014  12.949312  11.417982   8.932575  11.625360        --       --       --       --
Venture III No. of Units         42,894      51,870     67,431     76,243     81,325     27,818        --       --       --       --

INTERNATIONAL EQUITY INDEX TRUST A - SERIES II SHARES (units first credited 5-03-2004)

Contracts with no Optional Benefits
Value at Start of Year        16.740309   14.621376  12.500000         --         --         --        --       --       --       --
Value at End of Year          20.626678   16.740309  14.621376         --         --         --        --       --       --       --
Venture III No. of Units        448,041     403,664    337,941         --         --         --        --       --       --       --
NY Venture III No. of Units      31,002      36,615     25,103         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        16.726412   14.616527  12.500000         --         --         --        --       --       --       --
Value at End of Year          20.599294   16.726412  14.616527         --         --         --        --       --       --       --
Venture III No. of Units        227,017     335,510    358,653         --         --         --        --       --       --       --
NY Venture III No. of Units      49,272      45,556     48,108         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        16.684842   14.602007  12.500000         --         --         --        --       --       --       --
Value at End of Year          20.517383   16.684842  14.602007         --         --         --        --       --       --       --
Venture III No. of Units        247,228     255,295    218,106         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        16.671019   14.597181  12.500000         --         --         --        --       --       --       --
Value at End of Year          20.490174   16.671019  14.597181         --         --         --        --       --       --       --
Venture III No. of Units         19,667      21,823     42,376         --         --         --        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year      $ 16.629555 $ 14.582668 $12.500000         --         --         --        --       --       --       --
Value at End of Year          20.408670   16.629555  14.582668         --         --         --        --       --       --       --
Venture III No. of Units         14,557      11,860      9,318         --         --         --        --       --       --       --

INTERNATIONAL EQUITY INDEX TRUST A - SERIES I SHARES (units first credited 5-03-2004)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        16.798844   14.644673  12.500000         --         --         --        --       --       --       --
Value at End of Year          20.736074   16.798844  14.644673         --         --         --        --       --       --       --
Venture III No. of Units         50,827      37,794     51,643         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        16.784899   14.639807  12.500000         --         --         --        --       --       --       --
Value at End of Year          20.708540   16.784899  14.639807         --         --         --        --       --       --       --
Venture III No. of Units         93,238      96,260    137,510         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        16.743181   14.625267  12.500000         --         --         --        --       --       --       --
Value at End of Year          20.626197   16.743181  14.625267         --         --         --        --       --       --       --
Venture III No. of Units          1,260       1,690      1,250         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        16.729279   14.620416  12.500000         --         --         --        --       --       --       --
Value at End of Year          20.598804   16.729279  14.620416         --         --         --        --       --       --       --
Venture III No. of Units         33,724      26,017     24,487         --         --         --        --       --       --       --

INTERNATIONAL OPPORTUNITIES TRUST - SERIES II SHARES (units first credited 5-01-2005)

Contracts with no Optional Benefits
Value at Start of Year        15.341517   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          18.698360   15.341517         --         --         --         --        --       --       --       --
Venture III No. of Units        357,911     144,781         --         --         --         --        --       --       --       --
NY Venture III No. of Units      11,821       1,006         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        15.336432   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          18.682835   15.336432         --         --         --         --        --       --       --       --
Venture III No. of Units         86,504      56,591         --         --         --         --        --       --       --       --
NY Venture III No. of Units      30,299       6,025         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        15.321220   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          18.636406   15.321220         --         --         --         --        --       --       --       --
Venture III No. of Units        199,270      53,237         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        15.316149   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          18.620954   15.316149         --         --         --         --        --       --       --       --
Venture III No. of Units         16,569       6,809         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        15.300939   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          18.574672   15.300939         --         --         --         --        --       --       --       --
Venture III No. of Units          9,436      30,054         --         --         --         --        --       --       --       --

INTERNATIONAL SMALL CAP TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        19.960658   18.468207  15.534502  10.206568  12.923106         --        --       --       --       --
Value at End of Year          25.044797   19.960658  18.468207  15.534502  10.206568         --        --       --       --       --
Venture III No. of Units        523,687     551,672    508,429    316,160    137,846         --        --       --       --       --
NY Venture III No. of Units      29,375      25,055     22,890      7,350      4,073         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        19.272082   17.840011  15.013613   9.869257  12.500000         --        --       --       --       --
Value at End of Year          24.168787   19.272082  17.840011  15.013613   9.869257         --        --       --       --       --
Venture III No. of Units        134,362     172,609    234,775    276,036     78,980         --        --       --       --       --
NY Venture III No. of Units      69,857      77,841     84,383     35,182      4,421         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        19.167310   17.769580  14.976847   9.859838  12.500000         --        --       --       --       --
Value at End of Year          24.001472   19.167310  17.769580  14.976847   9.859838         --        --       --       --       --
Venture III No. of Units        325,857     333,776    354,469    157,210      9,734         --        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year      $ 19.132518 $ 17.746163 $14.964601 $ 9.856697 $12.500000         --        --       --       --       --
Value at End of Year          23.945969   19.132518  17.746163  14.964601   9.856697         --        --       --       --       --
Venture III No. of Units         26,277      43,454     69,407     66,406     46,421         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        22.912379   21.283927  17.974839  12.500000         --         --        --       --       --       --
Value at End of Year          28.633932   22.912379  21.283927  17.974839         --         --        --       --       --       --
Venture III No. of Units         19,159      25,876     28,603     14,669         --         --        --       --       --       --

INTERNATIONAL SMALL CAP TRUST - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        20.313661   18.755616  15.750610  10.334358  12.616712  13.367973        --       --       --       --
Value at End of Year          25.522666   20.313661  18.755616  15.750610  10.334358  12.616712        --       --       --       --
Venture III No. of Units         36,757      47,391     64,365     59,349     57,816     13,083        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        18.779909   17.348142  14.575939   9.568402  11.687448  12.500000        --       --       --       --
Value at End of Year          23.583850   18.779909  17.348142  14.575939   9.568402  11.687448        --       --       --       --
Venture III No. of Units         30,668      31,531     46,825     41,942     27,695        321        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        18.655922   17.259400  14.523185   9.548061  11.680121  12.500000        --       --       --       --
Value at End of Year          23.393153   18.655922  17.259400  14.523185   9.548061  11.680121        --       --       --       --
Venture III No. of Units            901       1,169      3,085      9,655      9,734        321        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        18.614757   17.229899  14.505634   9.541288  11.677685  12.500000        --       --       --       --
Value at End of Year          23.329894   18.614757  17.229899  14.505634   9.541288  11.677685        --       --       --       --
Venture III No. of Units         17,116      84,068     21,580     28,195     49,057     11,321        --       --       --       --

INTERNATIONAL VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        19.005873   17.515517  14.671519  10.320663  13.194820         --        --       --       --       --
Value at End of Year          24.168284   19.005873  17.515517  14.671519  10.320663         --        --       --       --       --
Venture III No. of Units      2,136,477   2,365,952  1,963,880  1,169,969    396,766         --        --       --       --       --
NY Venture III No. of Units     113,836     111,421     65,522     48,600     56,165         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        17.972367   16.571302  13.887566   9.774073  12.500000         --        --       --       --       --
Value at End of Year          22.842673   17.972367  16.571302  13.887566   9.774073         --        --       --       --       --
Venture III No. of Units      1,275,306   1,778,386  1,776,210  1,735,805    872,145         --        --       --       --       --
NY Venture III No. of Units     219,452     274,198    239,822    155,887     40,129         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        17.874645   16.505871  13.853534   9.764733  12.500000         --        --       --       --       --
Value at End of Year          22.684518   17.874645  16.505871  13.853534   9.764733         --        --       --       --       --
Venture III No. of Units      1,309,416   1,308,769  1,011,065    524,999     13,226         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        17.842191   16.484112  13.842199   9.761622  12.500000         --        --       --       --       --
Value at End of Year          22.632058   17.842191  16.484112  13.842199   9.761622         --        --       --       --       --
Venture III No. of Units        202,221     247,003    151,299    168,196     97,871         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        22.210653   20.550785  17.283080  12.500000         --         --        --       --       --       --
Value at End of Year          28.131184   22.210653  20.550785  17.283080         --         --        --       --       --       --
Venture III No. of Units        127,272     120,713     62,710     38,651         --         --        --       --       --       --

INTERNATIONAL VALUE TRUST - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        15.658687   14.400513  12.045466   8.453467  10.459987  10.762649        --       --       --       --
Value at End of Year          19.960650   15.658687  14.400513  12.045466   8.453467  10.459987        --       --       --       --
Venture III No. of Units        350,485     417,916    377,884    383,809    345,356     61,580        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        17.881443   16.452869  13.769068   9.667908  11.968682  12.500000        --       --       --       --
Value at End of Year          22.782724   17.881443  16.452869  13.769068   9.667908  11.968682        --       --       --       --
Venture III No. of Units        304,004     348,919    283,755    286,750    288,965      4,571        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year      $ 17.763346 $ 16.368662 $13.719209 $ 9.647340 $11.961174 $12.500000        --       --       --       --
Value at End of Year          22.598446   17.763346  16.368662  13.719209   9.647340  11.961174        --       --       --       --
Venture III No. of Units         24,927      29,355      7,261      9,676     13,226      4,571        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        17.724137   16.340688  13.702625   9.640492  11.958679  12.500000        --       --       --       --
Value at End of Year          22.537330   17.724137  16.340688  13.702625   9.640492  11.958679        --       --       --       --
Venture III No. of Units         89,461     126,013    104,824    116,289     97,258     12,424        --       --       --       --

INVESTMENT QUALITY BOND TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        14.612716   14.560248  14.145464  13.410129  12.572482         --        --       --       --       --
Value at End of Year          14.857266   14.612716  14.560248  14.145464  13.410129         --        --       --       --       --
Venture III No. of Units      2,448,788   1,409,281    788,314    688,538    287,878         --        --       --       --       --
NY Venture III No. of Units     689,638     401,675     46,103     38,438     36,633         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        14.502086   14.457233  14.052420  13.328579  12.500000         --        --       --       --       --
Value at End of Year          14.737426   14.502086  14.457233  14.052420  13.328579         --        --       --       --       --
Venture III No. of Units        396,365     503,001    789,728    900,531    419,580         --        --       --       --       --
NY Venture III No. of Units      87,768     117,279     82,884     69,069    127,399         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        14.423226   14.400139  14.017992  13.315887  12.500000         --        --       --       --       --
Value at End of Year          14.635390   14.423226  14.400139  14.017992  13.315887         --        --       --       --       --
Venture III No. of Units      1,379,440     742,543    424,978    261,061     25,767         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        14.397011   14.381138  14.006517  13.311657  12.500000         --        --       --       --       --
Value at End of Year          14.601510   14.397011  14.381138  14.006517  13.311657         --        --       --       --       --
Venture III No. of Units         68,692      59,544     85,289    137,550     78,495         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        13.033043   13.038177  12.717659  12.500000         --         --        --       --       --       --
Value at End of Year          13.198409   13.033043  13.038177  12.717659         --         --        --       --       --       --
Venture III No. of Units         40,606      35,487     33,403     15,991         --         --        --       --       --       --

INVESTMENT QUALITY BOND TRUST - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        17.279213   17.177225  16.662143  15.783782  14.596065  14.548528        --       --       --       --
Value at End of Year          17.603593   17.279213  17.177225  16.662143  15.783782  14.596065        --       --       --       --
Venture III No. of Units         69,304      95,627    168,152    199,382    241,676     79,417        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        14.826768   14.746605  14.311576  13.563910  12.549501  12.500000        --       --       --       --
Value at End of Year          15.097579   14.826768  14.746605  14.311576  13.563910  12.549501        --       --       --       --
Venture III No. of Units        101,409     145,901    203,908    281,029    338,463     36,249        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        14.728863   14.671153  14.259793  13.535125  12.541663  12.500000        --       --       --       --
Value at End of Year          14.975472   14.728863  14.671153  14.259793  13.535125  12.541663        --       --       --       --
Venture III No. of Units          7,248       7,439     11,049     13,473     25,767     36,249        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        14.696388   14.646103  14.242579  13.525539  12.539051  12.500000        --       --       --       --
Value at End of Year          14.935012   14.696388  14.646103  14.242579  13.525539  12.539051        --       --       --       --
Venture III No. of Units        103,652     119,558    147,811    164,404    223,041     70,365        --       --       --       --

LARGE CAP GROWTH TRUST (MERGED INTO CAPITAL APPRECIATION TRUST EFF 4-28-2006) - SERIES II SHARES
(units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        12.081617   12.285043  11.782886   9.564734  11.840595         --        --       --       --       --
Value at End of Year          12.337955   12.081617  12.285043  11.782886   9.564734         --        --       --       --       --
Venture III No. of Units         14,380   1,329,866  1,476,772  1,240,492    437,895         --        --       --       --       --
NY Venture III No. of Units          --      88,515     86,595     59,592     48,413         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year               --   12.952105  12.428913  10.094184  12.500000         --        --       --       --       --
Value at End of Year                 --   12.731269  12.952105  12.428913  10.094184         --        --       --       --       --
Venture III No. of Units             --   1,053,481  1,213,022  1,301,240    635,202         --        --       --       --       --
NY Venture III No. of Units          --     358,362    398,919    325,705     54,024         --        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year               -- $ 12.900915 $12.398438 $10.084538 $12.500000         --        --       --       --       --
Value at End of Year                 --   12.661997  12.900915  12.398438  10.084538         --        --       --       --       --
Venture III No. of Units             --     568,378    611,324     45,555     13,459         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year               --   12.883936  12.388316  10.081330  12.500000         --        --       --       --       --
Value at End of Year                 --   12.639036  12.883936  12.388316  10.081330         --        --       --       --       --
Venture III No. of Units             --      89,460    101,051    135,004     90,514         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year               --   15.214354  14.651116  12.500000         --         --        --       --       --       --
Value at End of Year                 --   14.902853  15.214354  14.651116         --         --        --       --       --       --
Venture III No. of Units             --      45,580     32,842     26,494         --         --        --       --       --       --

LARGE CAP GROWTH TRUST (MERGED INTO CAPITAL APPRECIATION TRUST EFF 4-28-2006) - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year               --   15.587143  14.925307  12.107110  15.950869  17.312358        --       --       --       --
Value at End of Year                 --   15.370201  15.587143  14.925307  12.107110  15.950869        --       --       --       --
Venture III No. of Units             --     265,189    347,545    379,071    420,217    109,977        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year               --   11.162316  10.693727   8.678872  11.439961  12.500000        --       --       --       --
Value at End of Year                 --   11.001474  11.162316  10.693727   8.678872  11.439961        --       --       --       --
Venture III No. of Units             --     344,821    535,598    620,112    672,721      9,276        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year               --   11.105180  10.654992   8.660404  11.432796  12.500000        --       --       --       --
Value at End of Year                 --   10.928800  11.105180  10.654992   8.660404  11.432796        --       --       --       --
Venture III No. of Units             --      19,012     30,300     45,555     47,632      9,276        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year               --   11.086209  10.642123   8.654260  11.430412  12.500000        --       --       --       --
Value at End of Year                 --   10.904690  11.086209  10.642123   8.654260  11.430412        --       --       --       --
Venture III No. of Units             --     226,691    254,429    251,384    370,673     40,103        --       --       --       --

LARGE CAP TRUST - SERIES II SHARES (units first credited 5-01-2005)

Contracts with no Optional Benefits
Value at Start of Year        13.771538   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          15.464239   13.771538         --         --         --         --        --       --       --       --
Venture III No. of Units          9,102       3,117         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        13.766971   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          15.451403   13.766971         --         --         --         --        --       --       --       --
Venture III No. of Units          8,948       3,843         --         --         --         --        --       --       --       --
NY Venture III No. of Units         175         176         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        13.753296   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          15.412990   13.753296         --         --         --         --        --       --       --       --
Venture III No. of Units          6,203       3,601         --         --         --         --        --       --       --       --

LARGE CAP VALUE TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year        21.366136   18.844382  15.764264  12.500000         --         --        --       --       --       --
Value at End of Year          24.328781   21.366136  18.844382  15.764264         --         --        --       --       --       --
Venture III No. of Units        567,625     511,731    273,710     81,629         --         --        --       --       --       --
NY Venture III No. of Units      48,715      26,031     12,343        861         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        21.337786   18.828756  15.759084  12.500000         --         --        --       --       --       --
Value at End of Year          24.284397   21.337786  18.828756  15.759084         --         --        --       --       --       --
Venture III No. of Units        233,528     171,268     91,834      7,623         --         --        --       --       --       --
NY Venture III No. of Units      41,153      27,951     19,031     11,164         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        21.253004   18.781986  15.743584  12.500000         --         --        --       --       --       --
Value at End of Year          24.151759   21.253004  18.781986  15.743584         --         --        --       --       --       --
Venture III No. of Units        390,817     315,857    138,211     41,873         --         --        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year      $ 21.224802 $ 18.766420 $15.738428 $12.500000         --         --        --       --       --       --
Value at End of Year          24.107693   21.224802  18.766420  15.738428         --         --        --       --       --       --
Venture III No. of Units        124,578      60,611     26,724        498         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        21.140428   18.719780  15.722930  12.500000         --         --        --       --       --       --
Value at End of Year          23.975972   21.140428  18.719780  15.722930         --         --        --       --       --       --
Venture III No. of Units         67,994      26,753      7,061      1,844         --         --        --       --       --       --

LIFESTYLE AGGRESSIVE TRUST (FORMERLY, LIFESTYLE AGGRESSIVE 1000 TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        16.451344   15.138919  13.261867   9.993367  12.481030         --        --       --       --       --
Value at End of Year          18.641126   16.451344  15.138919  13.261867   9.993367         --        --       --       --       --
Venture III No. of Units      3,951,950   3,739,525  3,500,583  1,645,281    174,966         --        --       --       --       --
NY Venture III No. of Units     222,271     211,686    202,664    123,453     65,066         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        16.446429   15.141947  13.271161  10.005369  12.500000         --        --       --       --       --
Value at End of Year          18.626277   16.446429  15.141947  13.271161  10.005369         --        --       --       --       --
Venture III No. of Units      1,539,646   2,053,300  2,154,929  1,976,258    622,163         --        --       --       --       --
NY Venture III No. of Units   1,161,176   1,238,355  1,214,706    592,625     20,954         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        16.357014   15.082149  13.238642   9.995815  12.500000         --        --       --       --       --
Value at End of Year          18.497309   16.357014  15.082149  13.238642   9.995815         --        --       --       --       --
Venture III No. of Units      3,224,882   3,479,824  3,436,912  1,576,341     19,680         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        16.327296   15.062247  13.227795   9.992622  12.500000         --        --       --       --       --
Value at End of Year          18.454504   16.327296  15.062247  13.227795   9.992622         --        --       --       --       --
Venture III No. of Units        218,831     228,050    250,519    219,644     99,657         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        19.608352   18.116158  15.933705  12.500000         --         --        --       --       --       --
Value at End of Year          22.129911   19.608352  18.116158  15.933705         --         --        --       --       --       --
Venture III No. of Units        351,055     370,668    388,358    223,845         --         --        --       --       --       --

LIFESTYLE AGGRESSIVE TRUST (FORMERLY, LIFESTYLE AGGRESSIVE 1000 TRUST) - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        16.157401   14.846236  13.005463   9.800163  12.565579  13.142476        --       --       --       --
Value at End of Year          18.350949   16.157401  14.846236  13.005463   9.800163  12.565579        --       --       --       --
Venture III No. of Units        211,684     204,235    303,369    188,984    190,227     25,184        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        15.206907   13.979846  12.252635   9.237487  11.850047  12.500000        --       --       --       --
Value at End of Year          17.262798   15.206907  13.979846  12.252635   9.237487  11.850047        --       --       --       --
Venture III No. of Units        331,015     335,991    397,658    325,147    292,431      1,949        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        15.106492   13.908310  12.208281   9.217842  11.842624  12.500000        --       --       --       --
Value at End of Year          17.123186   15.106492  13.908310  12.208281   9.217842  11.842624        --       --       --       --
Venture III No. of Units         13,443      14,607     14,773     14,728     19,680      1,949        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        15.073143   13.884521  12.193514   9.211296  11.840156  12.500000        --       --       --       --
Value at End of Year          17.076860   15.073143  13.884521  12.193514   9.211296  11.840156        --       --       --       --
Venture III No. of Units        248,846     109,718    140,531    122,785    120,911     19,005        --       --       --       --

LIFESTYLE BALANCED TRUST (FORMERLY LIFESTYLE BALANCED 640 TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        15.979079   15.209160  13.634469  11.180582  12.327537         --        --       --       --       --
Value at End of Year          17.683960   15.979079  15.209160  13.634469  11.180582         --        --       --       --       --
Venture III No. of Units    144,947,752  94,296,454 37,702,364 10,629,539  1,901,755         --        --       --       --       --
NY Venture III No. of Units   7,525,973   4,738,222  1,650,704    555,532    168,815         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        16.173228   15.401622  13.813917  11.333399  12.500000         --        --       --       --       --
Value at End of Year          17.889904   16.173228  15.401622  13.813917  11.333399         --        --       --       --       --
Venture III No. of Units      8,269,917   9,920,421  9,759,355  9,000,114  2,866,630         --        --       --       --       --
NY Venture III No. of Units   5,084,282   5,378,750  3,354,894  1,316,951    486,764         --        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year      $ 16.085280 $ 15.340795 $13.780067 $11.322585 $12.500000         --        --       --       --       --
Value at End of Year          17.766037   16.085280  15.340795  13.780067  11.322585         --        --       --       --       --
Venture III No. of Units     82,807,828  55,966,479 25,445,741  7,057,793    183,344         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        16.056061   15.320561  13.768789  11.318976  12.500000         --        --       --       --       --
Value at End of Year          17.724929   16.056061  15.320561  13.768789  11.318976         --        --       --       --       --
Venture III No. of Units      1,579,146   2,092,464  2,147,299  1,902,040    640,910         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        16.877598   16.128566  14.516768  12.500000         --         --        --       --       --       --
Value at End of Year          18.603997   16.877598  16.128566  14.516768         --         --        --       --       --       --
Venture III No. of Units      3,861,646   3,369,127  2,197,134  1,035,517         --         --        --       --       --       --

LIFESTYLE BALANCED TRUST (FORMERLY LIFESTYLE BALANCED 640 TRUST) - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        19.323172   18.378638  16.463825  13.500740  15.242085  15.555750        --       --       --       --
Value at End of Year          21.428160   19.323172  18.378638  16.463825  13.500740  15.242085        --       --       --       --
Venture III No. of Units      1,679,197   1,774,783  2,007,240  1,711,418  1,494,115    306,070        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        15.442248   14.694746  13.170349  10.805397  12.205200  12.500000        --       --       --       --
Value at End of Year          17.115932   15.442248  14.694746  13.170349  10.805397  12.205200        --       --       --       --
Venture III No. of Units      1,864,446   1,992,227  2,277,577  2,120,763  1,798,668      6,123        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        15.340293   14.619557  13.122672  10.782427  12.197559  12.500000        --       --       --       --
Value at End of Year          16.977513   15.340293  14.619557  13.122672  10.782427  12.197559        --       --       --       --
Venture III No. of Units        213,874     231,639    187,058    161,405    183,344      6,123        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        15.306429   14.594574  13.106824  10.774795  12.195023  12.500000        --       --       --       --
Value at End of Year          16.931594   15.306429  14.594574  13.106824  10.774795  12.195023        --       --       --       --
Venture III No. of Units      1,088,237   1,403,312  1,504,706  1,375,475  1,136,156    245,748        --       --       --       --

LIFESTYLE CONSERVATIVE TRUST (FORMERLY, LIFESTYLE CONSERVATIVE 280 TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        14.834829   14.669371  13.744482  12.526309  12.551523         --        --       --       --       --
Value at End of Year          15.778569   14.834829  14.669371  13.744482  12.526309         --        --       --       --       --
Venture III No. of Units     11,332,448   9,393,143  5,445,174  2,396,267    439,049         --        --       --       --       --
NY Venture III No. of Units     766,116     504,755    207,725    133,615     54,752         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        14.747100   14.589891  13.676874  12.470921  12.500000         --        --       --       --       --
Value at End of Year          15.677437   14.747100  14.589891  13.676874  12.470921         --        --       --       --       --
Venture III No. of Units        810,075   1,164,691  1,468,065  1,727,749    785,173         --        --       --       --       --
NY Venture III No. of Units     722,780     684,576    292,196    191,143    237,071         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        14.666899   14.532273  13.643360  12.459034  12.500000         --        --       --       --       --
Value at End of Year          15.568876   14.666899  14.532273  13.643360  12.459034         --        --       --       --       --
Venture III No. of Units      4,920,253   3,457,488  2,136,364    878,833     11,178         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        14.640250   14.513110  13.632204  12.455071  12.500000         --        --       --       --       --
Value at End of Year          15.532843   14.640250  14.513110  13.632204  12.455071         --        --       --       --       --
Venture III No. of Units        206,170     259,431    257,387    365,880    221,760         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        14.193526   14.091319  13.255928  12.500000         --         --        --       --       --       --
Value at End of Year          15.036366   14.193526  14.091319  13.255928         --         --        --       --       --       --
Venture III No. of Units        474,461     567,074    280,001    145,481         --         --        --       --       --       --

LIFESTYLE CONSERVATIVE TRUST (FORMERLY, LIFESTYLE CONSERVATIVE 280 TRUST) - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        19.560572   19.327860  18.096503  16.492074  16.482670  16.436319        --       --       --       --
Value at End of Year          20.864642   19.560572  19.327860  18.096503  16.492074  16.482670        --       --       --       --
Venture III No. of Units        186,546     275,146    314,008    390,941    450,477    132,143        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year      $ 14.820541 $ 14.651524 $13.724973 $12.514382 $12.513503 $12.500000        --       --       --       --
Value at End of Year          15.800718   14.820541  14.651524  13.724973  12.514382  12.513503        --       --       --       --
Venture III No. of Units        250,578     230,460    304,138    368,076    394,634      4,879        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        14.722676   14.576568  13.675309  12.487808  12.505683  12.500000        --       --       --       --
Value at End of Year          15.672934   14.722676  14.576568  13.675309  12.487808  12.505683        --       --       --       --
Venture III No. of Units          3,600       5,251      7,153      9,355     11,178      4,879        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        14.690205   14.551671  13.658793  12.478970  12.503081  12.500000        --       --       --       --
Value at End of Year          15.630568   14.690205  14.551671  13.658793  12.478970  12.503081        --       --       --       --
Venture III No. of Units         78,538      98,194    113,234     96,118    138,479     71,318        --       --       --       --

LIFESTYLE GROWTH TRUST (FORMERLY, LIFESTYLE GROWTH 820 TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        16.143470   15.124169  13.417365  10.537942  12.345414         --        --       --       --       --
Value at End of Year          17.989081   16.143470  15.124169  13.417365  10.537942         --        --       --       --       --
Venture III No. of Units    178,248,910  96,307,550 37,246,678  9,147,664  1,221,069         --        --       --       --       --
NY Venture III No. of Units   8,891,714   3,888,784  1,885,475    508,291     49,114         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        16.315932   15.293355  13.574266  10.666497  12.500000         --        --       --       --       --
Value at End of Year          18.172203   16.315932  15.293355  13.574266  10.666497         --        --       --       --       --
Venture III No. of Units      7,198,032   8,510,674  8,582,094  7,642,690  2,318,975         --        --       --       --       --
NY Venture III No. of Units   5,105,055   4,979,384  3,205,885  1,015,744    324,491         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        16.227210   15.232955  13.540994  10.656315  12.500000         --        --       --       --       --
Value at End of Year          18.046363   16.227210  15.232955  13.540994  10.656315         --        --       --       --       --
Venture III No. of Units    119,503,584  66,073,107 27,495,124  6,423,351     75,942         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        16.197734   15.212876  13.529929  10.652927  12.500000         --        --       --       --       --
Value at End of Year          18.004608   16.197734  15.212876  13.529929  10.652927         --        --       --       --       --
Venture III No. of Units      1,448,763   1,619,428  1,741,522  1,520,746    631,146         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        18.113956   17.038038  15.175979  12.500000         --         --        --       --       --       --
Value at End of Year          20.104498   18.113956  17.038038  15.175979         --         --        --       --       --       --
Venture III No. of Units      3,745,256   2,896,914  1,650,078    756,310         --         --        --       --       --       --

LIFESTYLE GROWTH TRUST (FORMERLY, LIFESTYLE GROWTH 820 TRUST) - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        18.192018   17.019485  15.100432  11.849829  14.315720  14.735583        --       --       --       --
Value at End of Year          20.311120   18.192018  17.019485  15.100432  11.849829  14.315720        --       --       --       --
Venture III No. of Units      1,260,618   1,372,384  1,371,887  1,278,452  1,181,524    286,359        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        15.305550   14.326199  12.717199   9.984603  12.068379  12.500000        --       --       --       --
Value at End of Year          17.079916   15.305550  14.326199  12.717199   9.984603  12.068379        --       --       --       --
Venture III No. of Units      1,803,470   1,929,805  2,209,873  1,906,901  1,801,133      6,575        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        15.204461   14.252881  12.671161   9.963377  12.060834  12.500000        --       --       --       --
Value at End of Year          16.941748   15.204461  14.252881  12.671161   9.963377  12.060834        --       --       --       --
Venture III No. of Units         80,911     105,686     68,477     63,807     75,942      6,575        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        15.170921   14.228530  12.655845   9.956305  12.058318  12.500000        --       --       --       --
Value at End of Year          16.895948   15.170921  14.228530  12.655845   9.956305  12.058318        --       --       --       --
Venture III No. of Units      1,020,418     959,607  1,053,932    966,730    823,238    148,069        --       --       --       --

LIFESTYLE MODERATE TRUST (FORMERLY LIFESTYLE MODERATE 460 TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        15.345154   14.999837  13.733715  11.849812  12.455604         --        --       --       --       --
Value at End of Year          16.631475   15.345154  14.999837  13.733715  11.849812         --        --       --       --       --
Venture III No. of Units     32,031,060  23,696,672 11,582,654  4,375,936    898,122         --        --       --       --       --
NY Venture III No. of Units   1,663,651     972,142    564,943    215,066     81,435         --        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year      $ 15.371921 $ 15.033490 $13.771413 $11.888265 $12.500000         --        --       --       --       --
Value at End of Year          16.652186   15.371921  15.033490  13.771413  11.888265         --        --       --       --       --
Venture III No. of Units      2,474,041   2,947,609  3,473,439  3,593,850  1,246,184         --        --       --       --       --
NY Venture III No. of Units   1,645,168   1,665,305    998,003    387,094    214,108         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        15.288301   14.974101  13.737664  11.876927  12.500000         --        --       --       --       --
Value at End of Year          16.536852   15.288301  14.974101  13.737664  11.876927         --        --       --       --       --
Venture III No. of Units     15,782,723  10,558,478  5,301,216  1,857,801     34,204         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        15.260576   14.954394  13.726448  11.873154  12.500000         --        --       --       --       --
Value at End of Year          16.498632   15.260576  14.954394  13.726448  11.873154         --        --       --       --       --
Venture III No. of Units        367,012     536,227    649,668    587,221    279,254         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        15.390838   15.104613  13.885213  12.500000         --         --        --       --       --       --
Value at End of Year          16.614587   15.390838  15.104613  13.885213         --         --        --       --       --       --
Venture III No. of Units        871,648     986,641    712,600    327,981         --         --        --       --       --       --

LIFESTYLE MODERATE TRUST (FORMERLY LIFESTYLE MODERATE 460 TRUST) - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        19.566797   19.098413  17.486321  15.087623  15.984331  16.172399        --       --       --       --
Value at End of Year          21.252207   19.566797  19.098413  17.486321  15.087623  15.984331        --       --       --       --
Venture III No. of Units        448,294     528,972    635,589    624,029    557,523    115,445        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        15.053744   14.700722  13.466590  11.625111  12.322172  12.500000        --       --       --       --
Value at End of Year          16.342275   15.053744  14.700722  13.466590  11.625111  12.322172        --       --       --       --
Venture III No. of Units        533,594     638,792    744,900    783,613    851,567      8,967        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        14.954326   14.625498  13.417828  11.600405  12.314464  12.500000        --       --       --       --
Value at End of Year          16.210086   14.954326  14.625498  13.417828  11.600405  12.314464        --       --       --       --
Venture III No. of Units         27,267      24,007     21,112     36,387     34,204      8,967        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        14.921341   14.600514  13.401637  11.592190  12.311897  12.500000        --       --       --       --
Value at End of Year          16.166273   14.921341  14.600514  13.401637  11.592190  12.311897        --       --       --       --
Venture III No. of Units        279,300     288,994    372,448    511,850    500,929    159,770        --       --       --       --

MID CAP CORE TRUST (MERGED INTO MID CAP INDEX TRUST EFF 12-01-2006) - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year               --   16.990840  15.135149  12.500000         --         --        --       --       --       --
Value at End of Year                 --   17.697987  16.990840  15.135149         --         --        --       --       --       --
Venture III No. of Units             --     387,718    343,304    201,343         --         --        --       --       --       --
NY Venture III No. of Units          --      29,763     40,501     20,504         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year               --   16.976776  15.130185  12.500000         --         --        --       --       --       --
Value at End of Year                 --   17.674522  16.976776  15.130185         --         --        --       --       --       --
Venture III No. of Units             --      63,822     89,751     48,056         --         --        --       --       --       --
NY Venture III No. of Units          --      41,745     98,814     51,742         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year               --   16.934560  15.115286  12.500000         --         --        --       --       --       --
Value at End of Year                 --   17.604230  16.934560  15.115286         --         --        --       --       --       --
Venture III No. of Units             --     221,679    243,114    110,465         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year               --   16.920510  15.110324  12.500000         --         --        --       --       --       --
Value at End of Year                 --   17.580858  16.920510  15.110324         --         --        --       --       --       --
Venture III No. of Units             --       7,503     12,799      8,264         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year               --   16.878461  15.095447  12.500000         --         --        --       --       --       --
Value at End of Year                 --   17.510952  16.878461  15.095447         --         --        --       --       --       --
Venture III No. of Units             --      23,820     22,544     16,944         --         --        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
MID CAP INDEX TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year      $ 17.266146 $ 15.701105 $13.803063 $10.446948 $13.063020         --        --       --       --       --
Value at End of Year          18.588250   17.266146  15.701105  13.803063  10.446948         --        --       --       --       --
Venture III No. of Units        948,753     777,606    789,337    578,414    153,193         --        --       --       --       --
NY Venture III No. of Units      68,563      45,505     42,610     23,420     35,062         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        16.491984   15.004583  13.197348   9.993492  12.500000         --        --       --       --       --
Value at End of Year          17.745959   16.491984  15.004583  13.197348   9.993492         --        --       --       --       --
Venture III No. of Units        438,383     524,786    605,135    632,676    346,118         --        --       --       --       --
NY Venture III No. of Units     139,280     115,037    119,148     72,672     26,727         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        16.402310   14.945326  13.165014   9.983954  12.500000         --        --       --       --       --
Value at End of Year          17.623083   16.402310  14.945326  13.165014   9.983954         --        --       --       --       --
Venture III No. of Units        678,826     515,525    511,084    295,326      1,169         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        16.372512   14.925609  13.154235   9.980766  12.500000         --        --       --       --       --
Value at End of Year          17.582301   16.372512  14.925609  13.154235   9.980766         --        --       --       --       --
Venture III No. of Units         53,385      72,368    106,929    110,364     59,448         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        19.717803   18.002151  15.889526  12.500000         --         --        --       --       --       --
Value at End of Year          21.143110   19.717803  18.002151  15.889526         --         --        --       --       --       --
Venture III No. of Units         48,679      27,551     21,883     18,378         --         --        --       --       --       --

MID CAP INDEX TRUST - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        17.757013   16.114510  14.144608  10.685918  12.805647  12.923685        --       --       --       --
Value at End of Year          19.164306   17.757013  16.114510  14.144608  10.685918  12.805647        --       --       --       --
Venture III No. of Units        122,584     132,888    152,792    202,602    161,361     28,983        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        17.045469   15.476488  13.591381  10.273100  12.317115  12.500000        --       --       --       --
Value at End of Year          18.387203   17.045469  15.476488  13.591381  10.273100  12.317115        --       --       --       --
Venture III No. of Units        149,371     191,144    260,098    271,347    258,651      3,203        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        16.932924   15.397313  13.542198  10.251258  12.309409  12.500000        --       --       --       --
Value at End of Year          18.238478   16.932924  15.397313  13.542198  10.251258  12.309409        --       --       --       --
Venture III No. of Units          7,060       6,992      6,949      7,126      1,169      3,203        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        16.895556   15.370988  13.525824  10.243985  12.306843  12.500000        --       --       --       --
Value at End of Year          18.189161   16.895556  15.370988  13.525824  10.243985  12.306843        --       --       --       --
Venture III No. of Units         61,027      68,406     76,236     75,013    111,154     16,546        --       --       --       --

MID CAP STOCK TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        17.616489   15.651048  13.399635   9.595389  11.871001         --        --       --       --       --
Value at End of Year          19.634726   17.616489  15.651048  13.399635   9.595389         --        --       --       --       --
Venture III No. of Units      1,969,886   2,162,180  1,750,637  1,301,845    270,179         --        --       --       --       --
NY Venture III No. of Units      81,808      78,688     55,175     33,593     33,898         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        18.516250   16.458620  14.098106  10.100601  12.500000         --        --       --       --       --
Value at End of Year          20.627270   18.516250  16.458620  14.098106  10.100601         --        --       --       --       --
Venture III No. of Units        876,479   1,190,521  1,043,898  1,108,921    470,778         --        --       --       --       --
NY Venture III No. of Units     192,866     231,243    194,931    112,955     47,469         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        18.415590   16.393632  14.063561  10.090950  12.500000         --        --       --       --       --
Value at End of Year          20.484464   18.415590  16.393632  14.063561  10.090950         --        --       --       --       --
Venture III No. of Units      1,204,656   1,352,596  1,054,442    634,970      2,327         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        18.382133   16.372012  14.052054  10.087730  12.500000         --        --       --       --       --
Value at End of Year          20.437053   18.382133  16.372012  14.052054  10.087730         --        --       --       --       --
Venture III No. of Units        108,062     146,800    128,480    130,373     76,387         --        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year      $ 20.434180 $ 18.226877 $15.667622 $12.500000         --         --        --       --       --       --
Value at End of Year          22.684520   20.434180  18.226877  15.667622         --         --        --       --       --       --
Venture III No. of Units        121,643     124,862    110,240     61,204         --         --        --       --       --       --

MID CAP STOCK TRUST - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        14.501747   12.867467  10.989664   7.849726  10.305876  10.223407        --       --       --       --
Value at End of Year          16.197229   14.501747  12.867467  10.989664   7.849726  10.305876        --       --       --       --
Venture III No. of Units        370,523     494,884    378,185    398,229    349,686     81,844        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        17.543915   15.574551  13.308373   9.510684  12.492798  12.500000        --       --       --       --
Value at End of Year          19.585300   17.543915  15.574551  13.308373   9.510684  12.492798        --       --       --       --
Venture III No. of Units        363,977     472,099    465,827    519,332    411,914      6,547        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        17.428009   15.494815  13.260165   9.490451  12.484975  12.500000        --       --       --       --
Value at End of Year          19.426825   17.428009  15.494815  13.260165   9.490451  12.484975        --       --       --       --
Venture III No. of Units          7,499       9,418      9,400     23,248     11,558      6,547        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        17.389576   15.468345  13.244140   9.483712  12.482364  12.500000        --       --       --       --
Value at End of Year          14.965469   17.389576  15.468345  13.244140   9.483712  12.482364        --       --       --       --
Venture III No. of Units        217,859     207,376    214,910    285,760    195,459     53,822        --       --       --       --

MID CAP VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        18.213594   17.182183  14.063217  11.425215  13.178405         --        --       --       --       --
Value at End of Year          20.071809   18.213594  17.182183  14.063217  11.425215         --        --       --       --       --
Venture III No. of Units      2,100,363   2,676,295  2,841,264  1,871,116    691,652         --        --       --       --       --
NY Venture III No. of Units     121,906     138,879    121,447     69,806     91,791         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        17.244617   16.276189  13.328360  10.833606  12.500000         --        --       --       --       --
Value at End of Year          18.994497   17.244617  16.276189  13.328360  10.833606         --        --       --       --       --
Venture III No. of Units      1,285,793   1,936,626  2,299,574  2,359,949  1,190,734         --        --       --       --       --
NY Venture III No. of Units     332,855     427,207    391,738    225,965    112,237         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        17.150869   16.211925  13.295703  10.823274  12.500000         --        --       --       --       --
Value at End of Year          18.862992   17.150869  16.211925  13.295703  10.823274         --        --       --       --       --
Venture III No. of Units      1,446,695   1,746,231  1,709,773    891,759     44,437         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        17.119736   16.190566  13.284836  10.819828  12.500000         --        --       --       --       --
Value at End of Year          18.819365   17.119736  16.190566  13.284836  10.819828         --        --       --       --       --
Venture III No. of Units        294,001     365,042    496,235    470,354    274,196         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        20.039781   18.980491  15.597483  12.500000         --         --        --       --       --       --
Value at End of Year          21.996393   20.039781  18.980491  15.597483         --         --        --       --       --       --
Venture III No. of Units        129,057     147,276    150,617     88,023         --         --        --       --       --       --

MID CAP VALUE TRUST - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        18.356318   17.278144  14.113941  11.446104  12.945151  12.507840        --       --       --       --
Value at End of Year          20.272240   18.356318  17.278144  14.113941  11.446104  12.945151        --       --       --       --
Venture III No. of Units        391,450     472,621    667,733    692,949    725,241    151,681        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        18.378308   17.307471  14.144985  11.477020  12.986625  12.500000        --       --       --       --
Value at End of Year          20.286404   18.378308  17.307471  14.144985  11.477020  12.986625        --       --       --       --
Venture III No. of Units        468,765     621,742    782,002    810,601    869,847     11,864        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        18.256956   17.218926  14.093791  11.452627  12.978503  12.500000        --       --       --       --
Value at End of Year          20.122333   18.256956  17.218926  14.093791  11.452627  12.978503        --       --       --       --
Venture III No. of Units         18,412      20,289     37,560     40,962     44,437     11,864        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year      $ 18.216689 $ 17.189511 $14.076760 $11.444511 $12.975798 $12.500000        --       --       --       --
Value at End of Year          20.067949   18.216689  17.189511  14.076760  11.444511  12.975798        --       --       --       --
Venture III No. of Units        144,280     292,470    375,914    274,159    264,964     63,706        --       --       --       --

MID VALUE TRUST - SERIES II SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year        13.958589   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          16.484199   13.958589         --         --         --         --        --       --       --       --
Venture III No. of Units         99,300      37,150         --         --         --         --        --       --       --       --
NY Venture III No. of Units      17,216       1,266         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        13.953971   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          16.470526   13.953971         --         --         --         --        --       --       --       --
Venture III No. of Units         36,130      20,183         --         --         --         --        --       --       --       --
NY Venture III No. of Units       4,759       1,128         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        13.940107   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          16.429585   13.940107         --         --         --         --        --       --       --       --
Venture III No. of Units         71,461      23,834         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        13.935495   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          16.415952   13.935495         --         --         --         --        --       --       --       --
Venture III No. of Units          8,964      14,364         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        13.921653   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          16.375135   13.921653         --         --         --         --        --       --       --       --
Venture III No. of Units          9,429       9,333         --         --         --         --        --       --       --       --

MONEY MARKET TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        12.230815   12.135513  12.263567  12.420152  12.476982         --        --       --       --       --
Value at End of Year          12.540461   12.230815  12.135513  12.263567  12.420152         --        --       --       --       --
Venture III No. of Units      7,771,103   4,457,608  2,613,385  2,483,355  1,435,813         --        --       --       --       --
NY Venture III No. of Units     609,764     386,402    361,164    222,804    200,546         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        12.231129   12.141864  12.276141  12.439109  12.500000         --        --       --       --       --
Value at End of Year          12.534527   12.231129  12.141864  12.276141  12.439109         --        --       --       --       --
Venture III No. of Units      1,287,045   1,477,736  1,517,588  2,110,911  1,967,421         --        --       --       --       --
NY Venture III No. of Units     489,008     206,103    122,567    313,967    565,393         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        12.164600   12.093901  12.246054  12.427253  12.500000         --        --       --       --       --
Value at End of Year          12.447715   12.164600  12.093901  12.246054  12.427253         --        --       --       --       --
Venture III No. of Units      4,847,943   2,706,502  1,411,618    731,580     61,394         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        12.142504   12.077955  12.236045  12.423303  12.500000         --        --       --       --       --
Value at End of Year          12.418910   12.142504  12.077955  12.236045  12.423303         --        --       --       --       --
Venture III No. of Units        155,929     309,180    363,462    228,877    363,599         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        12.226792   12.180008  12.357999  12.500000         --         --        --       --       --       --
Value at End of Year          12.486443   12.226792  12.180008  12.357999         --         --        --       --       --       --
Venture III No. of Units        264,448     404,852    301,161    179,964         --         --        --       --       --       --

MONEY MARKET TRUST - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        12.714084   12.589853  12.697270  12.833898  12.895798  12.857677        --       --       --       --
Value at End of Year          13.062034   12.714084  12.589853  12.697270  12.833898  12.895798        --       --       --       --
Venture III No. of Units        259,114     322,364    431,108    739,705  1,453,977    651,917        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        12.332616   12.218199  12.328626  12.467518  12.533918  12.500000        --       --       --       --
Value at End of Year          12.663807   12.332616  12.218199  12.328626  12.467518  12.533918        --       --       --       --
Venture III No. of Units        428,404     564,750    646,844    813,415  1,722,514    121,926        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year      $ 12.251186 $ 12.155704 $12.284027 $12.441060 $12.526094 $12.500000        --       --       --       --
Value at End of Year          12.561398   12.251186  12.155704  12.284027  12.441060  12.526094        --       --       --       --
Venture III No. of Units         10,646      29,552     62,791     39,223     61,394    121,926        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        12.224145   12.134914  12.269168  12.432238  12.523480  12.500000        --       --       --       --
Value at End of Year          12.527425   12.224145  12.134914  12.269168  12.432238  12.523480        --       --       --       --
Venture III No. of Units        127,270     185,651    170,388    166,699    863,062    551,853        --       --       --       --

NATURAL RESOURCES TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year        31.256944   21.701596  17.786425  12.500000         --         --        --       --       --       --
Value at End of Year          37.521393   31.256944  21.701596  17.786425         --         --        --       --       --       --
Venture III No. of Units        724,103     679,763    491,491    118,335         --         --        --       --       --       --
NY Venture III No. of Units      39,141      36,487     24,341     11,654         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        31.215522   21.683626  17.780593  12.500000         --         --        --       --       --       --
Value at End of Year          37.452987   31.215522  21.683626  17.780593         --         --        --       --       --       --
Venture III No. of Units        437,418     510,142    363,500    217,836         --         --        --       --       --       --
NY Venture III No. of Units      63,128      70,979     49,771     20,424         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        31.091556   21.629775  17.763098  12.500000         --         --        --       --       --       --
Value at End of Year          37.248500   31.091556  21.629775  17.763098         --         --        --       --       --       --
Venture III No. of Units        524,349     554,874    420,594    127,146         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        31.050333   21.611852  17.757275  12.500000         --         --        --       --       --       --
Value at End of Year          37.180576   31.050333  21.611852  17.757275         --         --        --       --       --       --
Venture III No. of Units         73,379      88,906     50,175     31,605         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        30.927015   21.558188  17.739809  12.500000         --         --        --       --       --       --
Value at End of Year          36.977563   30.927015  21.558188  17.739809         --         --        --       --       --       --
Venture III No. of Units         70,112      73,708     28,858      5,467         --         --        --       --       --       --

OVERSEAS EQUITY TRUST - SERIES II SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year        15.134751   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          17.811590   15.134751         --         --         --         --        --       --       --       --
Venture III No. of Units         52,618      64,770         --         --         --         --        --       --       --       --
NY Venture III No. of Units       9,960          --         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        15.129746   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          17.796822   15.129746         --         --         --         --        --       --       --       --
Venture III No. of Units         19,022      15,453         --         --         --         --        --       --       --       --
NY Venture III No. of Units      10,356       4,295         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        15.114728   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          17.752580   15.114728         --         --         --         --        --       --       --       --
Venture III No. of Units         43,326      21,650         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        15.109718   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          17.737849   15.109718         --         --         --         --        --       --       --       --
Venture III No. of Units             71       7,620         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        15.094716   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          17.693766   15.094716         --         --         --         --        --       --       --       --
Venture III No. of Units          1,483      10,013         --         --         --         --        --       --       --       --

OVERSEAS TRUST (MERGED INTO INTERNATIONAL VALUE TRUST EFF 5-1-2005) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year               --          --  14.150722  10.010302  12.974060         --        --       --       --       --
Value at End of Year                 --          --  15.528252  14.150722  10.010302         --        --       --       --       --
Venture III No. of Units             --          --    570,019    317,889    184,066         --        --       --       --       --
NY Venture III No. of Units          --          --     24,404     12,925      7,480         --        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year               --          -- $13.622510 $ 9.641458 $12.500000         --        --       --       --       --
Value at End of Year                 --          --  14.941139  13.622510   9.641458         --        --       --       --       --
Venture III No. of Units             --          --    331,843    325,599    252,300         --        --       --       --       --
NY Venture III No. of Units          --          --     72,615     25,076     13,229         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year               --          --  13.589131   9.632245  12.500000         --        --       --       --       --
Value at End of Year                 --          --  14.882137  13.589131   9.632245         --        --       --       --       --
Venture III No. of Units             --          --    235,635    118,496      2,345         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year               --          --  13.578018   9.629170  12.500000         --        --       --       --       --
Value at End of Year                 --          --  14.862517  13.578018   9.629170         --        --       --       --       --
Venture III No. of Units             --          --    145,592     37,591     19,627         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year               --          --  17.899785  12.500000         --         --        --       --       --       --
Value at End of Year                 --          --  19.563686  17.899785         --         --        --       --       --       --
Venture III No. of Units             --          --     61,639      4,640         --         --        --       --       --       --

OVERSEAS TRUST (MERGED INTO INTERNATIONAL VALUE TRUST EFF 5-1-2005) - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year               --          --  11.418499   8.070566  10.444462  11.328059        --       --       --       --
Value at End of Year                 --          --  12.555243  11.418499   8.070566  10.444462        --       --       --       --
Venture III No. of Units             --          --    144,765    141,443    165,874     36,514        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year               --          --  12.436745   8.794649  11.387239  12.500000        --       --       --       --
Value at End of Year                 --          --  13.668010  12.436745   8.794649  11.387239        --       --       --       --
Venture III No. of Units             --          --    133,321    150,058    152,627        173        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year               --          --  12.391721   8.775947  11.380104  12.500000        --       --       --       --
Value at End of Year                 --          --  13.598078  12.391721   8.775947  11.380104        --       --       --       --
Venture III No. of Units             --          --      1,343      2,441      2,345        173        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year               --          --  12.376751   8.769721  11.377732  12.500000        --       --       --       --
Value at End of Year                 --          --  13.574826  12.376751   8.769721  11.377732        --       --       --       --
Venture III No. of Units             --          --     63,866     30,148     50,642      6,459        --       --       --       --

PACIFIC RIM TRUST (FORMERLY, PACIFIC RIM EMERGING MARKETS TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        20.937537   16.970541  14.772045  10.687117  13.476975         --        --       --       --       --
Value at End of Year          22.844730   20.937537  16.970541  14.772045  10.687117         --        --       --       --       --
Venture III No. of Units        457,272     484,961    334,235    313,910     88,949         --        --       --       --       --
NY Venture III No. of Units      22,770      24,196     10,490      2,175        484         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        19.384470   15.719562  13.689980   9.909224  12.500000         --        --       --       --       --
Value at End of Year          21.139640   19.384470  15.719562  13.689980   9.909224         --        --       --       --       --
Venture III No. of Units        269,178     401,349    296,557    230,924    103,642         --        --       --       --       --
NY Venture III No. of Units      58,788      56,001     49,762     33,108      5,834         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        19.279095   15.657484  13.656433   9.899754  12.500000         --        --       --       --       --
Value at End of Year          20.993298   19.279095  15.657484  13.656433   9.899754         --        --       --       --       --
Venture III No. of Units        307,681     318,021    254,982    101,718        537         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        19.244107   15.636854  13.645273   9.896593  12.500000         --        --       --       --       --
Value at End of Year          20.944750   19.244107  15.636854  13.645273   9.896593         --        --       --       --       --
Venture III No. of Units         33,105      40,792     44,329     38,717      7,229         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        25.665349   20.885631  18.252955  12.500000         --         --        --       --       --       --
Value at End of Year          27.891677   25.665349  20.885631  18.252955         --         --        --       --       --       --
Venture III No. of Units         21,385      31,423     27,491     22,767         --         --        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
PACIFIC RIM TRUST (FORMERLY, PACIFIC RIM EMERGING MARKETS TRUST) - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year      $ 12.379492 $ 10.007594 $ 8.703482 $ 6.287752 $ 7.308701 $ 7.603140        --       --       --       --
Value at End of Year          13.522547   12.379492  10.007594   8.703482   6.287752   7.308701        --       --       --       --
Venture III No. of Units         52,304      79,291    112,687    136,386    108,733     61,078        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        19.988559   16.166820  14.067127  10.167731  11.824607  12.500000        --       --       --       --
Value at End of Year          21.823308   19.988559  16.166820  14.067127  10.167731  11.824607        --       --       --       --
Venture III No. of Units         60,712      73,379     54,008     37,168     33,772        361        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year               --   16.084077  14.016174  10.146089  11.817183  12.500000        --       --       --       --
Value at End of Year                 --   19.856583  16.084077  14.016174  10.146089  11.817183        --       --       --       --
Venture III No. of Units             --         107        129        268        537        361        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        19.812776   16.056601  13.999250  10.138893  11.814713  12.500000        --       --       --       --
Value at End of Year          21.588289   19.812776  16.056601  13.999250  10.138893  11.814713        --       --       --       --
Venture III No. of Units          8,291      12,229      6,213     12,978     18,651        912        --       --       --       --

PIMCO VIT ALL ASSET PORTFOLIO - CLASS M SHARES (units first credited 5-03-2004)

Contracts with no Optional Benefits
Value at Start of Year        14.431816   13.848564  12.500000         --         --         --        --       --       --       --
Value at End of Year          14.815439   14.431816  13.848564         --         --         --        --       --       --       --
Venture III No. of Units        505,509     706,874     76,998         --         --         --        --       --       --       --
NY Venture III No. of Units      44,375      16,003        865         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        14.419844   13.843983  12.500000         --         --         --        --       --       --       --
Value at End of Year          14.795774   14.419844  13.843983         --         --         --        --       --       --       --
Venture III No. of Units        138,216     437,009     76,612         --         --         --        --       --       --       --
NY Venture III No. of Units     122,370     157,252     44,529         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        14.383990   13.830221  12.500000         --         --         --        --       --       --       --
Value at End of Year          14.736913   14.383990  13.830221         --         --         --        --       --       --       --
Venture III No. of Units        161,921     289,925     35,267         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        14.372062   13.825649  12.500000         --         --         --        --       --       --       --
Value at End of Year          14.717347   14.372062  13.825649         --         --         --        --       --       --       --
Venture III No. of Units         12,336      21,067     19,229         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        14.336314   13.811900  12.500000         --         --         --        --       --       --       --
Value at End of Year          14.658796   14.336314  13.811900         --         --         --        --       --       --       --
Venture III No. of Units         10,983      20,534      1,049         --         --         --        --       --       --       --

QUANTITATIVE ALL CAP TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year        18.491562   17.347808  15.380200  12.500000         --         --        --       --       --       --
Value at End of Year          20.901763   18.491562  17.347808  15.380200         --         --        --       --       --       --
Venture III No. of Units         16,853      14,729      6,731      4,328         --         --        --       --       --       --
NY Venture III No. of Units         800         856        860         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        18.467027   17.333422  15.375155  12.500000         --         --        --       --       --       --
Value at End of Year          20.863633   18.467027  17.333422  15.375155         --         --        --       --       --       --
Venture III No. of Units          7,685       8,207        684      4,049         --         --        --       --       --       --
NY Venture III No. of Units       5,963       6,941      6,990      5,527         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        18.393606   17.290349  15.360025  12.500000         --         --        --       --       --       --
Value at End of Year          20.749612   18.393606  17.290349  15.360025         --         --        --       --       --       --
Venture III No. of Units         16,617      18,443     36,490      5,674         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        18.136921   17.276008  15.354982  12.500000         --         --        --       --       --       --
Value at End of Year          20.711751   18.136921  17.276008  15.354982         --         --        --       --       --       --
Venture III No. of Units            771          --        983         --         --         --        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year      $ 18.296166 $ 17.233077 $15.339873 $12.500000         --         --        --       --       --       --
Value at End of Year          20.598563   18.296166  17.233077  15.339873         --         --        --       --       --       --
Venture III No. of Units          1,765       1,786      1,937      1,574         --         --        --       --       --       --

QUANTITATIVE MID CAP TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        17.071006   15.305359  13.199297   9.700786  12.291491         --        --       --       --       --
Value at End of Year          17.428477   17.071006  15.305359  13.199297   9.700786         --        --       --       --       --
Venture III No. of Units        164,533     189,346    148,228     89,981     22,133         --        --       --       --       --
NY Venture III No. of Units       9,884       9,903     19,878      9,400      1,821         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        17.329093   15.544496  13.412249   9.862213  12.500000         --        --       --       --       --
Value at End of Year          17.683145   17.329093  15.544496  13.412249   9.862213         --        --       --       --       --
Venture III No. of Units         80,579     144,739    134,711    128,830     59,910         --        --       --       --       --
NY Venture III No. of Units      20,115      19,167     17,868      6,549      6,951         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        17.234864   15.483093  13.379370   9.852784  12.500000         --        --       --       --       --
Value at End of Year          17.560689   17.234864  15.483093  13.379370   9.852784         --        --       --       --       --
Venture III No. of Units         59,417      98,119     80,946     29,791      2,463         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        17.203563   15.462681  13.368436   9.849650  12.500000         --        --       --       --       --
Value at End of Year          17.520053   17.203563  15.462681  13.368436   9.849650         --        --       --       --       --
Venture III No. of Units          4,632       7,966     10,575     10,242      4,978         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        20.125576   18.116062  15.686017  12.500000         --         --        --       --       --       --
Value at End of Year          20.465171   20.125576  18.116062  15.686017         --         --        --       --       --       --
Venture III No. of Units          5,553       6,934      5,151      3,144         --         --        --       --       --       --

QUANTITATIVE MID CAP TRUST - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        13.590692   12.159586  10.458280   7.674908  10.087326  11.372501        --       --       --       --
Value at End of Year          13.916118   13.590692  12.159586  10.458280   7.674908  10.087326        --       --       --       --
Venture III No. of Units         30,315      46,617     52,250     51,043     50,378      6,044        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        14.866743   13.307899  11.451664   8.408113  11.056543  12.500000        --       --       --       --
Value at End of Year          15.215133   14.866743  13.307899  11.451664   8.408113  11.056543        --       --       --       --
Venture III No. of Units         25,112      52,568     58,120     60,884     57,203         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        14.768563   13.239784  11.410195   8.390229  11.049613  12.500000        --       --       --       --
Value at End of Year          15.092058   14.768563  13.239784  11.410195   8.390229  11.049613        --       --       --       --
Venture III No. of Units            328         330      1,634      2,179      2,463         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        14.735979   13.217161  11.396411   8.384271  11.047303  12.500000        --       --       --       --
Value at End of Year          15.051242   14.735979  13.217161  11.396411   8.384271  11.047303        --       --       --       --
Venture III No. of Units          8,128      12,151     23,133     12,693     20,554        639        --       --       --       --

QUANTITATIVE VALUE TRUST - SERIES II SHARES (units first credited 5-03-2004)

Contracts with no Optional Benefits
Value at Start of Year        15.521468   14.500571  12.500000         --         --         --        --       --       --       --
Value at End of Year          18.482234   15.521468  14.500571         --         --         --        --       --       --       --
Venture III No. of Units         69,914      48,446      4,284         --         --         --        --       --       --       --
NY Venture III No. of Units         155         163         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        15.508590   14.495768  12.500000         --         --         --        --       --       --       --
Value at End of Year          18.457685   15.508590  14.495768         --         --         --        --       --       --       --
Venture III No. of Units         58,164      41,133      1,321         --         --         --        --       --       --       --
NY Venture III No. of Units         920         927         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        15.470041   14.481363  12.500000         --         --         --        --       --       --       --
Value at End of Year          18.384309   15.470041  14.481363         --         --         --        --       --       --       --
Venture III No. of Units         11,998       7,515        967         --         --         --        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year      $ 15.457203 $ 14.476562 $12.500000         --         --         --        --       --       --       --
Value at End of Year          18.359904   15.457203  14.476562         --         --         --        --       --       --       --
Venture III No. of Units            701         468        471         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        15.418784   14.462180  12.500000         --         --         --        --       --       --       --
Value at End of Year          18.286900   15.418784  14.462180         --         --         --        --       --       --       --
Venture III No. of Units            358          --         --         --         --         --        --       --       --       --

REAL ESTATE SECURITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        24.712132   22.499805  17.360006  12.702902  13.427582         --        --       --       --       --
Value at End of Year          33.503097   24.712132  22.499805  17.360006  12.702902         --        --       --       --       --
Venture III No. of Units      1,165,660   1,197,178  1,321,526    958,408    371,522         --        --       --       --       --
NY Venture III No. of Units      50,986      48,150     44,969     26,331     33,209         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        22.963269   20.917923  16.147570  11.821624  12.500000         --        --       --       --       --
Value at End of Year          31.116602   22.963269  20.917923  16.147570  11.821624         --        --       --       --       --
Venture III No. of Units        416,372     566,773    720,356    748,678    457,392         --        --       --       --       --
NY Venture III No. of Units     107,222     121,253    103,622     55,444     81,806         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        22.838433   20.835346  16.108031  11.810352  12.500000         --        --       --       --       --
Value at End of Year          30.901244   22.838433  20.835346  16.108031  11.810352         --        --       --       --       --
Venture III No. of Units        620,476     613,953    765,647    333,783     18,135         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        22.797006   20.807916  16.094888  11.806602  12.500000         --        --       --       --       --
Value at End of Year          30.829831   22.797006  20.807916  16.094888  11.806602         --        --       --       --       --
Venture III No. of Units         95,704     124,890    152,972    152,575     91,989         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        22.145736   20.243721  15.682026  12.500000         --         --        --       --       --       --
Value at End of Year          29.904376   22.145736  20.243721  15.682026         --         --        --       --       --       --
Venture III No. of Units         74,059      72,841     83,658     35,464         --         --        --       --       --       --

REAL ESTATE SECURITIES TRUST - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        27.458274   24.956417  19.215936  14.039348  13.913544  13.919999        --       --       --       --
Value at End of Year          37.302639   27.458274  24.956417  19.215936  14.039348  13.913544        --       --       --       --
Venture III No. of Units        132,883     188,012    247,494    264,917    266,268     39,205        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        24.429704   22.214869  17.113563  12.509571  12.403674  12.500000        --       --       --       --
Value at End of Year          33.171757   24.429704  22.214869  17.113563  12.509571  12.403674        --       --       --       --
Venture III No. of Units        138,754     171,824    255,261    265,024    255,266     11,076        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        24.268441   22.101250  17.051656  12.483003  12.395916  12.500000        --       --       --       --
Value at End of Year          32.903581   24.268441  22.101250  17.051656  12.483003  12.395916        --       --       --       --
Venture III No. of Units          4,905       6,384     24,127     31,185     18,135     11,076        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        24.214951   22.063526  17.031078  12.474170  12.393335  12.500000        --       --       --       --
Value at End of Year          32.814718   24.214951  22.063526  17.031078  12.474170  12.393335        --       --       --       --
Venture III No. of Units         51,405      51,849     75,797     69,864     82,310     25,944        --       --       --       --

REAL RETURN BOND TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year        13.797933   13.858598  12.958589  12.500000         --         --        --       --       --       --
Value at End of Year          13.598918   13.797933  13.858598  12.958589         --         --        --       --       --       --
Venture III No. of Units      1,491,904   2,001,717  2,015,752    694,471         --         --        --       --       --       --
NY Venture III No. of Units      94,120     176,928    139,565     96,503         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        13.779624   13.847111  12.954331  12.500000         --         --        --       --       --       --
Value at End of Year          13.574111   13.779624  13.847111  12.954331         --         --        --       --       --       --
Venture III No. of Units        236,161     435,130    534,620    415,081         --         --        --       --       --       --
NY Venture III No. of Units     186,732     293,002    224,928     48,673         --         --        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year      $ 13.724802 $ 13.812662 $12.941550 $12.500000         --         --        --       --       --       --
Value at End of Year          13.499888   13.724802  13.812662  12.941550         --         --        --       --       --       --
Venture III No. of Units        898,133   1,168,944  1,153,879    731,647         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        13.706543   13.801190  12.937290  12.500000         --         --        --       --       --       --
Value at End of Year          13.475199   13.706543  13.801190  12.937290         --         --        --       --       --       --
Venture III No. of Units         47,326      98,904    100,383     58,343         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        13.652029   13.766871  12.924535  12.500000         --         --        --       --       --       --
Value at End of Year          13.401543   13.652029  13.766871  12.924535         --         --        --       --       --       --
Venture III No. of Units         73,422     111,484    139,292     80,811         --         --        --       --       --       --

SCIENCE & TECHNOLOGY TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        10.829359   10.811722  10.906148   7.368796   9.909366         --        --       --       --       --
Value at End of Year          11.225213   10.829359  10.811722  10.906148   7.368796         --        --       --       --       --
Venture III No. of Units        873,435     975,766  1,201,486  1,130,156    184,060         --        --       --       --       --
NY Venture III No. of Units      56,375      85,514     90,668     73,783      6,103         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        13.635681   13.620276  13.746139   9.292277  12.500000         --        --       --       --       --
Value at End of Year          14.127066   13.635681  13.620276  13.746139   9.292277         --        --       --       --       --
Venture III No. of Units        382,261     520,780    677,523    785,025    202,175         --        --       --       --       --
NY Venture III No. of Units      81,351     124,014    144,225    110,727     25,846         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        13.561529   13.566483  13.712452   9.283395  12.500000         --        --       --       --       --
Value at End of Year          14.029230   13.561529  13.566483  13.712452   9.283395         --        --       --       --       --
Venture III No. of Units        516,414     532,896    580,571    411,007      5,580         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        13.536887   13.548589  13.701244   9.280436  12.500000         --        --       --       --       --
Value at End of Year          13.996766   13.536887  13.548589  13.701244   9.280436         --        --       --       --       --
Venture III No. of Units         51,846      64,311     74,166    123,891     52,918         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        15.928502   15.966134  16.170333  12.500000         --         --        --       --       --       --
Value at End of Year          16.445003   15.928502  15.966134  16.170333         --         --        --       --       --       --
Venture III No. of Units         40,430      42,766     53,131     38,435         --         --        --       --       --       --

SCIENCE & TECHNOLOGY TRUST - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        12.120661   12.070466  12.165419   8.223253  14.113845  16.449799        --       --       --       --
Value at End of Year          12.581250   12.120661  12.070466  12.165419   8.223253  14.113845        --       --       --       --
Venture III No. of Units        182,862     249,641    354,318    442,928    179,857     57,406        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year         8.839220    8.807004   8.880742   6.005954  10.313402  12.500000        --       --       --       --
Value at End of Year           9.170535    8.839220   8.807004   8.880742   6.005954  10.313402        --       --       --       --
Venture III No. of Units        303,102     316,805    392,679    437,547    282,494      4,076        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year         8.780814    8.761904   8.848557   5.993162  10.306931  12.500000        --       --       --       --
Value at End of Year           9.096322    8.780814   8.761904   8.848557   5.993162  10.306931        --       --       --       --
Venture III No. of Units          3,476       3,560      8,664     16,904      5,580      4,076        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year         8.761431    8.746927   8.837861   5.988905  10.304778  12.500000        --       --       --       --
Value at End of Year           9.071718    8.761431   8.746927   8.837861   5.988905  10.304778        --       --       --       --
Venture III No. of Units        112,717     130,547    167,848    331,907    150,920     55,036        --       --       --       --

SMALL CAP GROWTH TRUST - SERIES II SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year        15.800825   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          17.596843   15.800825         --         --         --         --        --       --       --       --
Venture III No. of Units        248,248     177,098         --         --         --         --        --       --       --       --
NY Venture III No. of Units       3,535         683         --         --         --         --        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year      $ 15.795593 $ 12.500000         --         --         --         --        --       --       --       --
Value at End of Year          17.582246   15.795593         --         --         --         --        --       --       --       --
Venture III No. of Units         98,234      80,821         --         --         --         --        --       --       --       --
NY Venture III No. of Units       7,702       2,437         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        15.779928   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          17.538545   15.779928         --         --         --         --        --       --       --       --
Venture III No. of Units        138,254      78,343         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        15.774704   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          17.523987   15.774704         --         --         --         --        --       --       --       --
Venture III No. of Units          8,490       1,082         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        15.759048   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          17.480421   15.759048         --         --         --         --        --       --       --       --
Venture III No. of Units         10,567       5,849         --         --         --         --        --       --       --       --

SMALL CAP INDEX TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        16.483014   16.158254  14.025090   9.810708  12.921851         --        --       --       --       --
Value at End of Year          19.026705   16.483014  16.158254  14.025090   9.810708         --        --       --       --       --
Venture III No. of Units        487,758     639,496    649,660    492,023    124,484         --        --       --       --       --
NY Venture III No. of Units      28,874      29,011     21,977     16,147     23,187         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        15.915966   15.610151  13.556141   9.487407  12.500000         --        --       --       --       --
Value at End of Year          18.362985   15.915966  15.610151  13.556141   9.487407         --        --       --       --       --
Venture III No. of Units        363,779     521,675    568,237    624,153    268,338         --        --       --       --       --
NY Venture III No. of Units     106,566     122,961    131,345     73,769     23,713         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        15.829445   15.548509  13.522919   9.478339  12.500000         --        --       --       --       --
Value at End of Year          18.235864   15.829445  15.548509  13.522919   9.478339         --        --       --       --       --
Venture III No. of Units        409,175     456,066    482,820    307,301      2,660         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        15.800683   15.528002  13.511860   9.475320  12.500000         --        --       --       --       --
Value at End of Year          18.193653   15.800683  15.528002  13.511860   9.475320         --        --       --       --       --
Venture III No. of Units         48,334      61,834     76,647     85,100     57,304         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        19.477337   19.169848  16.705957  12.500000         --         --        --       --       --       --
Value at End of Year          22.393595   19.477337  19.169848  16.705957         --         --        --       --       --       --
Venture III No. of Units         16,812      19,880     20,584     17,485         --         --        --       --       --       --

SMALL CAP INDEX TRUST - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        15.097565   14.773203  12.801395   8.926733  11.557294  11.506253        --       --       --       --
Value at End of Year          17.466510   15.097565  14.773203  12.801395   8.926733  11.557294        --       --       --       --
Venture III No. of Units         88,928     101,535    111,695    166,389    121,096     14,176        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        16.208638   15.868313  13.757234   9.598062  12.432687  12.500000        --       --       --       --
Value at End of Year          18.742569   16.208638  15.868313  13.757234   9.598062  12.432687        --       --       --       --
Venture III No. of Units        129,209     165,319    201,964    251,915    198,216      1,266        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        16.101637   15.787139  13.707465   9.577659  12.424901  12.500000        --       --       --       --
Value at End of Year          18.591009   16.101637  15.787139  13.707465   9.577659  12.424901        --       --       --       --
Venture III No. of Units          6,130       6,997     10,322     10,447      2,660      1,266        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        16.066111   15.760164  13.690899   9.570860  12.422319  12.500000        --       --       --       --
Value at End of Year          18.540737   16.066111  15.760164  13.690899   9.570860  12.422319        --       --       --       --
Venture III No. of Units         43,813      44,081     59,294     63,048     94,702      7,324        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
SMALL CAP OPPORTUNITIES TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year      $ 22.591391 $ 21.342308 $17.291875 $12.500000         --         --        --       --       --       --
Value at End of Year          14.985828   22.591391  21.342308  17.291875         --         --        --       --       --       --
Venture III No. of Units        673,916     806,725    254,329     59,939         --         --        --       --       --       --
NY Venture III No. of Units      45,457      32,017      2,878         38         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        22.561415   21.324613  17.286206  12.500000         --         --        --       --       --       --
Value at End of Year          24.442703   22.561415  21.324613  17.286206         --         --        --       --       --       --
Venture III No. of Units        312,505     465,918     70,908     17,378         --         --        --       --       --       --
NY Venture III No. of Units      90,014     114,661     23,672      6,795         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        22.471750   21.271647  17.269212  12.500000         --         --        --       --       --       --
Value at End of Year          24.309159   22.471750  21.271647  17.269212         --         --        --       --       --       --
Venture III No. of Units        479,610     600,588    181,511     53,999         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        22.441920   21.254009  17.263548  12.500000         --         --        --       --       --       --
Value at End of Year          24.264795   22.441920  21.254009  17.263548         --         --        --       --       --       --
Venture III No. of Units         28,782      39,445     18,993     90,696         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        22.352761   21.201227  17.246575  12.500000         --         --        --       --       --       --
Value at End of Year          24.132249   22.352761  21.201227  17.246575         --         --        --       --       --       --
Venture III No. of Units         35,492      37,110     14,306      5,881         --         --        --       --       --       --

SMALL CAP OPPORTUNITIES TRUST - SERIES I SHARES (units first credited 5-01-2005)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        22.620826   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          24.577935   22.620826         --         --         --         --        --       --       --       --
Venture III No. of Units        109,619     142,270         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        22.590808   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          24.533080   22.590808         --         --         --         --        --       --       --       --
Venture III No. of Units        109,420     146,030         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        22.501032   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          24.399054   22.501032         --         --         --         --        --       --       --       --
Venture III No. of Units          1,754       1,513         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        22.471163   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          24.354507   22.471163         --         --         --         --        --       --       --       --
Venture III No. of Units         78,415      95,549         --         --         --         --        --       --       --       --

SMALL CAP TRUST - SERIES II SHARES (units first credited 5-01-2005)

Contracts with no Optional Benefits
Value at Start of Year        14.144604   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          14.944698   14.144604         --         --         --         --        --       --       --       --
Venture III No. of Units         15,514       1,803         --         --         --         --        --       --       --       --
NY Venture III No. of Units           1          72         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        14.139925   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          14.932301   14.139925         --         --         --         --        --       --       --       --
Venture III No. of Units          8,554       6,265         --         --         --         --        --       --       --       --
NY Venture III No. of Units       3,069       2,656         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        14.125877   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          14.895166   14.125877         --         --         --         --        --       --       --       --
Venture III No. of Units          8,704      12,639         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        14.121205   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          14.882817   14.121205         --         --         --         --        --       --       --       --
Venture III No. of Units          1,843       1,323         --         --         --         --        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year      $ 14.107181 $ 12.500000         --         --         --         --        --       --       --       --
Value at End of Year          14.845803   14.107181         --         --         --         --        --       --       --       --
Venture III No. of Units            364         364         --         --         --         --        --       --       --       --

SMALL CAP VALUE TRUST - SERIES II SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year        14.234274   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          16.666922   14.234274         --         --         --         --        --       --       --       --
Venture III No. of Units        676,921     291,038         --         --         --         --        --       --       --       --
NY Venture III No. of Units      17,955       4,835         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        14.229566   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          16.653108   14.229566         --         --         --         --        --       --       --       --
Venture III No. of Units        119,204      72,897         --         --         --         --        --       --       --       --
NY Venture III No. of Units      21,076       9,531         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        14.215428   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          16.611700   14.215428         --         --         --         --        --       --       --       --
Venture III No. of Units        208,489      93,639         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        14.210720   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          16.597923   14.210720         --         --         --         --        --       --       --       --
Venture III No. of Units         29,004       8,198         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        14.196612   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          16.556659   14.196612         --         --         --         --        --       --       --       --
Venture III No. of Units         18,398      22,693         --         --         --         --        --       --       --       --

SMALL COMPANY BLEND TRUST (MERGED INTO SMALL CAP OPPORTUNITIES TRUST EFF 5-1-2005) - SERIES II SHARES
(units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year               --          --  12.901400   9.393008  12.939785         --        --       --       --       --
Value at End of Year                 --          --  13.581778  12.901400   9.393008         --        --       --       --       --
Venture III No. of Units             --          --  1,057,471    821,306    265,584         --        --       --       --       --
NY Venture III No. of Units          --          --     53,231     33,016     18,573         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year               --          --  12.452707   9.070868  12.500000         --        --       --       --       --
Value at End of Year                 --          --  13.102854  12.452707   9.070868         --        --       --       --       --
Venture III No. of Units             --          --  1,071,424  1,067,398    478,150         --        --       --       --       --
NY Venture III No. of Units          --          --    188,429    124,416     19,341         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year               --          --  12.422207   9.062208  12.500000         --        --       --       --       --
Value at End of Year                 --          --  13.051120  12.422207   9.062208         --        --       --       --       --
Venture III No. of Units             --          --    889,536    546,646     12,145         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year               --          --  12.412061   9.059320  12.500000         --        --       --       --       --
Value at End of Year                 --          --  13.033916  12.412061   9.059320         --        --       --       --       --
Venture III No. of Units             --          --     71,277     90,696     53,391         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year               --          --  16.206671  12.500000         --         --        --       --       --       --
Value at End of Year                 --          --  16.993063  16.206671         --         --        --       --       --       --
Venture III No. of Units             --          --     41,071     26,962         --         --        --       --       --       --

SMALL COMPANY BLEND TRUST (MERGED INTO SMALL CAP OPPORTUNITIES TRUST EFF 5-1-2005) - SERIES I SHARES
(units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year               --          --  12.133841   8.829509  12.058116  12.219420        --       --       --       --
Value at End of Year                 --          --  12.793206  12.133841   8.829509  12.058116        --       --       --       --
Venture III No. of Units             --          --    275,802    319,465    322,040     58,747        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year               --          --  12.242875   8.913306  12.178671  12.500000        --       --       --       --
Value at End of Year                 --          --  12.901687  12.242875   8.913306  12.178671        --       --       --       --
Venture III No. of Units             --          --    316,014    372,895    364,615     10,681        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year               --          -- $12.198568 $ 8.894344 $12.171046 $12.500000        --       --       --       --
Value at End of Year                 --          --  12.835676  12.198568   8.894344  12.171046        --       --       --       --
Venture III No. of Units             --          --      5,671      8,316     12,145     10,681        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year               --          --  12.183827   8.888032  12.168505  12.500000        --       --       --       --
Value at End of Year                 --          --  12.813729  12.183827   8.888032  12.168505        --       --       --       --
Venture III No. of Units             --          --    204,268    207,926    199,977     22,152        --       --       --       --

SMALL COMPANY TRUST - SERIES II SHARES (units first credited 5-01-2004)

Contracts with no Optional Benefits
Value at Start of Year        15.685780   15.044608  12.500000         --         --         --        --       --       --       --
Value at End of Year          16.264297   15.685780  15.044608         --         --         --        --       --       --       --
Venture III No. of Units         51,474     228,347     75,065         --         --         --        --       --       --       --
NY Venture III No. of Units       3,818       3,017         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        15.672776   15.039623  12.500000         --         --         --        --       --       --       --
Value at End of Year          16.242714   15.672776  15.039623         --         --         --        --       --       --       --
Venture III No. of Units          3,454      29,216      3,612         --         --         --        --       --       --       --
NY Venture III No. of Units         842         846         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        15.633809   15.024675  12.500000         --         --         --        --       --       --       --
Value at End of Year          16.178110   15.633809  15.024675         --         --         --        --       --       --       --
Venture III No. of Units         23,832      36,537     23,197         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        15.620859   15.019705  12.500000         --         --         --        --       --       --       --
Value at End of Year          16.156638   15.620859  15.019705         --         --         --        --       --       --       --
Venture III No. of Units          1,574      10,960      4,666         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        15.582019   15.004776  12.500000         --         --         --        --       --       --       --
Value at End of Year          16.092374   15.582019  15.004776         --         --         --        --       --       --       --
Venture III No. of Units          1,412       3,679      3,409         --         --         --        --       --       --       --

SMALL COMPANY VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        19.512373   18.576036  15.116060  11.505543  14.080585         --        --       --       --       --
Value at End of Year          22.112812   19.512373  18.576036  15.116060  11.505543         --        --       --       --       --
Venture III No. of Units      1,888,948   2,236,737  2,430,543  1,761,384    614,080         --        --       --       --       --
NY Venture III No. of Units     114,100     120,806    113,567     82,962     58,245         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        17.290634   16.469112  13.408283  10.210756  12.500000         --        --       --       --       --
Value at End of Year          19.585209   17.290634  16.469112  13.408283  10.210756         --        --       --       --       --
Venture III No. of Units      1,076,265   1,612,445  1,912,889  1,911,009    929,346         --        --       --       --       --
NY Venture III No. of Units     262,887     299,276    292,522    194,102    140,797         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        17.196655   16.404097  13.375438  10.201010  12.500000         --        --       --       --       --
Value at End of Year          19.449636   17.196655  16.404097  13.375438  10.201010         --        --       --       --       --
Venture III No. of Units      1,247,856   1,504,042  1,509,955    748,523     41,340         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        17.165435   16.382482  13.364515  10.197768  12.500000         --        --       --       --       --
Value at End of Year          19.404652   17.165435  16.382482  13.364515  10.197768         --        --       --       --       --
Venture III No. of Units        238,304     200,783    342,303    282,478    159,691         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        19.555543   18.691495  15.271109  12.500000         --         --        --       --       --       --
Value at End of Year          22.073509   19.555543  18.691495  15.271109         --         --        --       --       --       --
Venture III No. of Units        107,033      82,189    131,148     65,180         --         --        --       --       --       --

SMALL COMPANY VALUE TRUST - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        20.388484   19.364563  15.725754  11.960450  12.925755  12.779817        --       --       --       --
Value at End of Year          23.148177   20.388484  19.364563  15.725754  11.960450  12.925755        --       --       --       --
Venture III No. of Units        324,931     440,746    610,555    658,413    634,847    137,793        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year      $ 19.855069 $ 18.867322 $15.329629 $11.664988 $12.612748 $12.500000        --       --       --       --
Value at End of Year          22.531324   19.855069  18.867322  15.329629  11.664988  12.612748        --       --       --       --
Venture III No. of Units        339,801     433,769    606,663    637,716    661,005     13,189        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        19.724004   18.770822  15.274154  11.640194  12.604862  12.500000        --       --       --       --
Value at End of Year          22.349129   19.724004  18.770822  15.274154  11.640194  12.604862        --       --       --       --
Venture III No. of Units         22,205      22,391     26,322     41,726     41,340     13,189        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        19.680508   18.738753  15.255705  11.631943  12.602235  12.500000        --       --       --       --
Value at End of Year          22.288732   19.680508  18.738753  15.255705  11.631943  12.602235        --       --       --       --
Venture III No. of Units        109,791     140,455    291,525    268,943    233,288     63,197        --       --       --       --

SPECIAL VALUE TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year        19.100756   18.440333  15.629832  12.500000         --         --        --       --       --       --
Value at End of Year          20.779355   19.100756  18.440333  15.629832         --         --        --       --       --       --
Venture III No. of Units         50,920      64,036     55,925     13,039         --         --        --       --       --       --
NY Venture III No. of Units       1,370       1,899      1,944        947         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        19.075418   18.425047  15.624705  12.500000         --         --        --       --       --       --
Value at End of Year          20.741447   19.075418  18.425047  15.624705         --         --        --       --       --       --
Venture III No. of Units          4,225       5,988     12,726      1,905         --         --        --       --       --       --
NY Venture III No. of Units       6,712      12,468     12,028      4,205         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        18.999575   18.379252  15.609324  12.500000         --         --        --       --       --       --
Value at End of Year          20.628091   18.999575  18.379252  15.609324         --         --        --       --       --       --
Venture III No. of Units         29,836      45,610     48,103     15,073         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        18.974385   18.364031  15.604207  12.500000         --         --        --       --       --       --
Value at End of Year          20.590483   18.974385  18.364031  15.604207         --         --        --       --       --       --
Venture III No. of Units          3,145       3,682      4,367      3,066         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        18.898939   18.318383  15.588845  12.500000         --         --        --       --       --       --
Value at End of Year          20.477943   18.898939  18.318383  15.588845         --         --        --       --       --       --
Venture III No. of Units          2,434       2,684      2,833      7,681         --         --        --       --       --       --

STRATEGIC BOND TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        15.481727   15.363692  14.681293  13.217126  12.681238         --        --       --       --       --
Value at End of Year          16.274311   15.481727  15.363692  14.681293  13.217126         --        --       --       --       --
Venture III No. of Units      1,829,380   1,935,818  1,374,409    731,600    199,341         --        --       --       --       --
NY Venture III No. of Units     136,005     144,159     69,421     47,473      9,379         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        15.232731   15.124141  14.459631  13.024081  12.500000         --        --       --       --       --
Value at End of Year          16.004585   15.232731  15.124141  14.459631  13.024081         --        --       --       --       --
Venture III No. of Units        251,996     344,500    402,567    494,156    198,913         --        --       --       --       --
NY Venture III No. of Units     153,583     182,102    141,989     83,675     86,329         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        15.149912   15.064431  14.424221  13.011678  12.500000         --        --       --       --       --
Value at End of Year          15.893786   15.149912  15.064431  14.424221  13.011678         --        --       --       --       --
Venture III No. of Units      1,076,127   1,221,568    753,789    197,544      7,865         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        15.122384   15.044558  14.412429  13.007548  12.500000         --        --       --       --       --
Value at End of Year          15.856999   15.122384  15.044558  14.412429  13.007548         --        --       --       --       --
Venture III No. of Units         33,085      43,313     72,879     83,515     52,117         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        13.538375   13.488853  12.941526  12.500000         --         --        --       --       --       --
Value at End of Year          14.174827   13.538375  13.488853  12.941526         --         --        --       --       --       --
Venture III No. of Units        133,976     115,872     84,711     19,571         --         --        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
STRATEGIC BOND TRUST - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year      $ 19.979884 $ 19.777881 $18.851344 $16.942885 $15.808358 $15.636470        --       --       --       --
Value at End of Year          21.040442   19.979884  19.777881  18.851344  16.942885  15.808358        --       --       --       --
Venture III No. of Units        103,890     123,426    180,879    160,200    118,693     23,734        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        15.952802   15.799393  15.066776  13.548238  12.647340  12.500000        --       --       --       --
Value at End of Year          16.791223   15.952802  15.799393  15.066776  13.548238  12.647340        --       --       --       --
Venture III No. of Units         87,080     128,519    174,724    190,846    123,232      4,812        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        15.847474   15.718575  15.012276  13.519486  12.639442  12.500000        --       --       --       --
Value at End of Year          16.655428   15.847474  15.718575  15.012276  13.519486  12.639442        --       --       --       --
Venture III No. of Units          5,367       4,362      9,063      9,640      7,865      4,812        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        15.812526   15.691734  14.994155  13.509914  12.636812  12.500000        --       --       --       --
Value at End of Year          16.610418   15.812526  15.691734  14.994155  13.509914  12.636812        --       --       --       --
Venture III No. of Units         33,494      49,657     58,930     81,169     64,005      7,332        --       --       --       --

STRATEGIC GROWTH TRUST (MERGED INTO U.S. GLOBAL LEADERS GROWTH TRUST EFF 5-1-2005) - SERIES II SHARES
(units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year               --          --  11.545878   9.270921  11.176534         --        --       --       --       --
Value at End of Year                 --          --  12.069021  11.545878   9.270921         --        --       --       --       --
Venture III No. of Units             --          --    473,573    463,299    193,976         --        --       --       --       --
NY Venture III No. of Units          --          --     29,740     25,641     42,059         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year               --          --  12.902525  10.365441  12.500000         --        --       --       --       --
Value at End of Year                 --          --  13.480380  12.902525  10.365441         --        --       --       --       --
Venture III No. of Units             --          --    584,007    631,182    313,890         --        --       --       --       --
NY Venture III No. of Units          --          --     58,319     57,142     19,777         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year               --          --  12.870913  10.355534  12.500000         --        --       --       --       --
Value at End of Year                 --          --  13.427134  12.870913  10.355534         --        --       --       --       --
Venture III No. of Units             --          --    290,089    180,067      6,655         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year               --          --  12.860371  10.352231  12.500000         --        --       --       --       --
Value at End of Year                 --          --  13.409417  12.860371  10.352231         --        --       --       --       --
Venture III No. of Units             --          --    140,760    156,701    127,270         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year               --          --  14.516135  12.500000         --         --        --       --       --       --
Value at End of Year                 --          --  15.113120  14.516135         --         --        --       --       --       --
Venture III No. of Units             --          --     26,231     16,521         --         --        --       --       --       --

STRATEGIC GROWTH TRUST (MERGED INTO U.S. GLOBAL LEADERS GROWTH TRUST EFF 5-1-2005) - SERIES I SHARES
(units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year               --          --   9.625797   7.713797  10.898344  11.491985        --       --       --       --
Value at End of Year                 --          --  10.089005   9.625797   7.713797  10.898344        --       --       --       --
Venture III No. of Units             --          --    281,922    299,602    337,579     93,971        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year               --          --  10.403829   8.341450  11.791031  12.500000        --       --       --       --
Value at End of Year                 --          --  10.899006  10.403829   8.341450  11.791031        --       --       --       --
Venture III No. of Units             --          --    459,993    513,126    582,524      3,810        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year               --          --  10.366149   8.323706  11.783648  12.500000        --       --       --       --
Value at End of Year                 --          --  10.843210  10.366149   8.323706  11.783648        --       --       --       --
Venture III No. of Units             --          --      2,519      4,507      6,655      3,810        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year               --          --  10.353624   8.317788  11.781186  12.500000        --       --       --       --
Value at End of Year                 --          --  10.824678  10.353624   8.317788  11.781186        --       --       --       --
Venture III No. of Units             --          --     86,540    115,290    132,025     67,667        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
STRATEGIC INCOME TRUST - SERIES II SHARES (units first credited 5-03-2004)

Contracts with no Optional Benefits
Value at Start of Year      $ 13.504989 $ 13.460520 $12.500000         --         --         --        --       --       --       --
Value at End of Year          13.798396   13.504989  13.460520         --         --         --        --       --       --       --
Venture III No. of Units        234,437     210,144     70,921         --         --         --        --       --       --       --
NY Venture III No. of Units      37,466      27,411     18,640         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        13.493789   13.456061  12.500000         --         --         --        --       --       --       --
Value at End of Year          13.780078   13.493789  13.456061         --         --         --        --       --       --       --
Venture III No. of Units         85,568      65,847      4,572         --         --         --        --       --       --       --
NY Venture III No. of Units      64,857      50,440     23,487         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        13.460229   13.442692  12.500000         --         --         --        --       --       --       --
Value at End of Year          13.725268   13.460229  13.442692         --         --         --        --       --       --       --
Venture III No. of Units        182,133     186,092     84,315         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        13.449067   13.438241  12.500000         --         --         --        --       --       --       --
Value at End of Year          13.707053   13.449067  13.438241         --         --         --        --       --       --       --
Venture III No. of Units          2,924       1,420      3,062         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        13.415609   13.424880  12.500000         --         --         --        --       --       --       --
Value at End of Year          13.652506   13.415609  13.424880         --         --         --        --       --       --       --
Venture III No. of Units         13,402       9,711      7,650         --         --         --        --       --       --       --

STRATEGIC OPPORTUNITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        11.711401   10.867778   9.831290   7.956590  12.128718         --        --       --       --       --
Value at End of Year          12.892669   11.711401  10.867778   9.831290   7.956590         --        --       --       --       --
Venture III No. of Units        275,318     334,152    371,134    304,615    118,519         --        --       --       --       --
NY Venture III No. of Units       5,198       9,616      9,400      6,980      5,652         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        12.048006   11.185706  10.123966   8.197543  12.500000         --        --       --       --       --
Value at End of Year          13.256623   12.048006  11.185706  10.123966   8.197543         --        --       --       --       --
Venture III No. of Units        278,943     364,014    476,434    534,952    258,022         --        --       --       --       --
NY Venture III No. of Units      15,480      16,796     17,190     10,783      8,850         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        11.982461   11.141500  10.099132   8.189696  12.500000         --        --       --       --       --
Value at End of Year          13.164796   11.982461  11.141500  10.099132   8.189696         --        --       --       --       --
Venture III No. of Units        229,746     259,133    335,200    217,406      7,523         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        11.960681   11.126800  10.090869   8.187087  12.500000         --        --       --       --       --
Value at End of Year          13.134312   11.960681  11.126800  10.090869   8.187087         --        --       --       --       --
Venture III No. of Units         32,523      42,545     46,995     51,338     30,273         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        17.153632   15.981579  14.515469  12.500000         --         --        --       --       --       --
Value at End of Year          18.808667   17.153632  15.981579  14.515469         --         --        --       --       --       --
Venture III No. of Units         14,279      11,843      8,122      5,404         --         --        --       --       --       --

STRATEGIC OPPORTUNITIES TRUST - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        19.699364   18.251275  16.520961  13.346692  22.159728  25.156266        --       --       --       --
Value at End of Year          21.733589   19.699364  18.251275  16.520961  13.346692  22.159728        --       --       --       --
Venture III No. of Units         49,694      63,469     84,438     96,580    104,292     14,316        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year         9.665590    8.959536   8.114196   6.558439  10.894550  12.500000        --       --       --       --
Value at End of Year          10.658385    9.665590   8.959536   8.114196   6.558439  10.894550        --       --       --       --
Venture III No. of Units        108,045     141,060    224,142    251,177    296,124      9,469        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year               --    8.913663   8.084801   6.544483  10.887723  12.500000        --       --       --       --
Value at End of Year                 --    9.601737   8.913663   8.084801   6.544483  10.887723        --       --       --       --
Venture III No. of Units             --       1,246      4,226      8,615      7,523      9,469        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year      $  9.580530 $  8.898420 $ 8.075022 $ 6.539831 $10.885446 $12.500000        --       --       --       --
Value at End of Year          10.543530    9.580530   8.898420   8.075022   6.539831  10.885446        --       --       --       --
Venture III No. of Units         27,576      42,030     64,683     81,657     92,531     22,580        --       --       --       --

STRATEGIC VALUE TRUST (FORMERLY, CAPITAL OPPORTUNITIES TRUST) (MERGED INTO LARGE CAP VALUE TRUST EFF 12-01-2006) -
SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year               --   13.676015  11.804094   9.325864  11.883508         --        --       --       --       --
Value at End of Year                 --   13.381606  13.676015  11.804094   9.325864         --        --       --       --       --
Venture III No. of Units             --     443,948    480,426    330,022     83,925         --        --       --       --       --
NY Venture III No. of Units          --      22,355     19,800      6,785      3,533         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year               --   14.366513  12.406298   9.806543  12.500000         --        --       --       --       --
Value at End of Year                 --   14.050230  14.366513  12.406298   9.806543         --        --       --       --       --
Venture III No. of Units             --     219,140    255,690    256,896    141,909         --        --       --       --       --
NY Venture III No. of Units          --      52,154     47,897     18,276     34,800         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year               --   14.309779  12.375906   9.797175  12.500000         --        --       --       --       --
Value at End of Year                 --   13.973818  14.309779  12.375906   9.797175         --        --       --       --       --
Venture III No. of Units             --     239,367    245,268    172,326     46,866         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year               --   14.290909  12.365784   9.794058  12.500000         --        --       --       --       --
Value at End of Year                 --   13.948434  14.290909  12.365784   9.794058         --        --       --       --       --
Venture III No. of Units             --      24,230     26,643     30,334     16,945         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year               --   17.250275  14.948942  12.500000         --         --        --       --       --       --
Value at End of Year                 --   16.811719  17.250275  14.948942         --         --        --       --       --       --
Venture III No. of Units             --      16,330     17,608     11,341         --         --        --       --       --       --

STRATEGIC VALUE TRUST (FORMERLY, CAPITAL OPPORTUNITIES TRUST) (MERGED INTO LARGE CAP VALUE TRUST
EFF 12-01-2006) - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year               --   11.139193   9.598785   7.577610  10.581831  11.372482        --       --       --       --
Value at End of Year                 --   10.925030  11.139193   9.598785   7.577610  10.581831        --       --       --       --
Venture III No. of Units             --     153,819    186,805    207,736    222,003     43,972        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year               --   12.159321  10.483095   8.279854  11.568273  12.500000        --       --       --       --
Value at End of Year                 --   11.919593  12.159321  10.483095   8.279854  11.568273        --       --       --       --
Venture III No. of Units             --     145,076    197,678    195,166    253,289      1,245        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year               --   12.097062  10.445118   8.262230  11.561026  12.500000        --       --       --       --
Value at End of Year                 --   11.840840  12.097062  10.445118   8.262230  11.561026        --       --       --       --
Venture III No. of Units             --       5,444     46,144     48,905     46,866      1,245        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year               --   12.076407  10.432501   8.256374  11.558615  12.500000        --       --       --       --
Value at End of Year                 --   11.814739  12.076407  10.432501   8.256374  11.558615        --       --       --       --
Venture III No. of Units             --      62,510     69,068     89,700     97,380     22,359        --       --       --       --

TOTAL RETURN TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        14.264224   14.181967  13.770063  13.348694  12.525844         --        --       --       --       --
Value at End of Year          14.511115   14.264224  14.181967  13.770063  13.348694         --        --       --       --       --
Venture III No. of Units      3,460,133   4,055,380  4,271,882  3,688,116  1,428,781         --        --       --       --       --
NY Venture III No. of Units     318,095     339,003    361,284    283,169    236,863         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        14.208930   14.134043  13.730415  13.316914  12.500000         --        --       --       --       --
Value at End of Year          14.447658   14.208930  14.134043  13.730415  13.316914         --        --       --       --       --
Venture III No. of Units      1,919,042   2,679,092  3,243,797  3,740,167  2,269,393         --        --       --       --       --
NY Venture III No. of Units     337,355     420,975    417,710    345,500    584,424         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        14.131682   14.078249  13.696789  13.304234  12.500000         --        --       --       --       --
Value at End of Year          14.347633   14.131682  14.078249  13.696789  13.304234         --        --       --       --       --
Venture III No. of Units      1,676,309   1,806,043  1,653,518  1,148,470    124,496         --        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year      $ 14.106012 $ 14.059682 $13.685592 $13.300010 $12.500000         --        --       --       --       --
Value at End of Year          14.314436   14.106012  14.059682  13.685592  13.300010         --        --       --       --       --
Venture III No. of Units        303,455     370,639    435,854    566,374    396,702         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        12.864009   12.840954  12.518111  12.500000         --         --        --       --       --       --
Value at End of Year          13.034561   12.864009  12.840954  12.518111         --         --        --       --       --       --
Venture III No. of Units         99,704     152,513    187,010    124,121         --         --        --       --       --       --

TOTAL RETURN TRUST - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        16.462014   16.330866  15.819221  15.314133  14.216074  13.912457        --       --       --       --
Value at End of Year          16.775870   16.462014  16.330866  15.819221  15.314133  14.216074        --       --       --       --
Venture III No. of Units        466,203     678,650    891,028  1,072,260  1,445,513    309,022        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        14.780661   14.670229  14.217728  13.770668  12.789672  12.500000        --       --       --       --
Value at End of Year          15.054949   14.780661  14.670229  14.217728  13.770668  12.789672        --       --       --       --
Venture III No. of Units        577,049     816,731  1,117,633  1,420,034  1,827,800     46,568        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        14.683079   14.595185  14.166295  13.741449  12.781691  12.500000        --       --       --       --
Value at End of Year          14.933203   14.683079  14.595185  14.166295  13.741449  12.781691        --       --       --       --
Venture III No. of Units         84,588      88,416    112,185    131,301    124,496     46,568        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        14.650719   14.570278  14.149209  13.731734  12.779035  12.500000        --       --       --       --
Value at End of Year          14.892854   14.650719  14.570278  14.149209  13.731734  12.779035        --       --       --       --
Venture III No. of Units        202,808     284,000    398,695    449,544    588,469    194,521        --       --       --       --

TOTAL STOCK MARKET INDEX TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        14.304970   13.795381  12.568032   9.804582  12.003319         --        --       --       --       --
Value at End of Year          16.195019   14.304970  13.795381  12.568032   9.804582         --        --       --       --       --
Venture III No. of Units        339,281     406,518    479,910    525,659    122,800         --        --       --       --       --
NY Venture III No. of Units      59,680      69,242     61,545     44,972     10,275         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        14.869841   14.347282  13.077379  10.207029  12.500000         --        --       --       --       --
Value at End of Year          16.826141   14.869841  14.347282  13.077379  10.207029         --        --       --       --       --
Venture III No. of Units        225,910     342,595    408,338    426,605    156,620         --        --       --       --       --
NY Venture III No. of Units     178,745     208,141    233,882    112,148     16,300         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        14.788968   14.290616  13.045337  10.197284  12.500000         --        --       --       --       --
Value at End of Year          16.709622   14.788968  14.290616  13.045337  10.197284         --        --       --       --       --
Venture III No. of Units        296,626     341,843    283,265    170,872      8,489         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        14.762111   14.271768  13.034659  10.194035  12.500000         --        --       --       --       --
Value at End of Year          16.670965   14.762111  14.271768  13.034659  10.194035         --        --       --       --       --
Venture III No. of Units         26,358      44,365     53,204     64,988     26,237         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        17.135195   16.590815  15.175489  12.500000         --         --        --       --       --       --
Value at End of Year          19.321987   17.135195  16.590815  15.175489         --         --        --       --       --       --
Venture III No. of Units          8,849      13,571     24,670     20,779         --         --        --       --       --       --

TOTAL STOCK MARKET INDEX TRUST - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        11.010141   10.589961   9.635326   7.503914   9.692272  10.176022        --       --       --       --
Value at End of Year          12.486983   11.010141  10.589961   9.635326   7.503914   9.692272        --       --       --       --
Venture III No. of Units         48,977      77,655    150,518    157,636    135,388     42,924        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        13.430148   12.924053  11.764902   9.166981  11.846265  12.500000        --       --       --       --
Value at End of Year          15.223990   13.430148  12.924053  11.764902   9.166981  11.846265        --       --       --       --
Venture III No. of Units         81,217     104,354    122,312    166,760    128,273        182        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year      $ 13.341445 $ 12.857906 $11.722288 $ 9.147475 $11.838850 $12.500000        --       --       --       --
Value at End of Year          15.100840   13.341445  12.857906  11.722288   9.147475  11.838850        --       --       --       --
Venture III No. of Units          2,811       3,199     13,741     13,904      8,489        182        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        13.312027   12.835949  11.708141   9.140988  11.836381  12.500000        --       --       --       --
Value at End of Year          15.060035   13.312027  12.835949  11.708141   9.140988  11.836381        --       --       --       --
Venture III No. of Units         28,139      33,756     48,624     59,374     51,456      4,897        --       --       --       --

U.S. CORE TRUST (FORMERLY, GROWTH & INCOME TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        12.434326   12.412328  11.843741   9.525105  11.563082         --        --       --       --       --
Value at End of Year          13.331231   12.434326  12.412328  11.843741   9.525105         --        --       --       --       --
Venture III No. of Units      1,162,614   1,446,914  1,647,147  1,357,569    453,624         --        --       --       --       --
NY Venture III No. of Units      94,345     117,697    139,437     97,353     69,557         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        13.417411   13.400354  12.792926  10.293610  12.500000         --        --       --       --       --
Value at End of Year          14.378049   13.417411  13.400354  12.792926  10.293610         --        --       --       --       --
Venture III No. of Units        808,151   1,142,432  1,505,611  1,564,714    701,296         --        --       --       --       --
NY Venture III No. of Units      98,954     231,550    306,910    237,376    157,975         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        13.344452   13.347440  12.761586  10.283785  12.500000         --        --       --       --       --
Value at End of Year          14.278498   13.344452  13.347440  12.761586  10.283785         --        --       --       --       --
Venture III No. of Units        584,735     759,238    847,551    471,703     46,298         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        13.320200   13.329829  12.751140  10.280506  12.500000         --        --       --       --       --
Value at End of Year          14.245436   13.320200  13.329829  12.751140  10.280506         --        --       --       --       --
Venture III No. of Units         89,508     143,910    190,792    210,033    114,115         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        15.499334   15.533742  14.881736  12.500000         --         --        --       --       --       --
Value at End of Year          16.551163   15.499334  15.533742  14.881736         --         --        --       --       --       --
Venture III No. of Units         61,689      75,794     71,022     33,796         --         --        --       --       --       --

U.S. CORE TRUST (FORMERLY, GROWTH & INCOME TRUST) - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        23.726364   23.639930  22.509721  18.077695  24.289203  25.399185        --       --       --       --
Value at End of Year          25.480465   23.726364  23.639930  22.509721  18.077695  24.289203        --       --       --       --
Venture III No. of Units        204,218     293,782    377,834    503,113    534,526    192,389        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        11.614096   11.577551  11.029558   8.862332  11.913393  12.500000        --       --       --       --
Value at End of Year          12.466506   11.614096  11.577551  11.029558   8.862332  11.913393        --       --       --       --
Venture III No. of Units        475,961     640,661    913,120  1,024,581  1,025,162     31,888        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        11.537349   11.518267  10.989611   8.843472  11.905935  12.500000        --       --       --       --
Value at End of Year          12.365623   11.537349  11.518267  10.989611   8.843472  11.905935        --       --       --       --
Venture III No. of Units         21,614      27,048     30,729     46,925     46,298     31,888        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        11.511903   11.498591  10.976335   8.837200  11.903453  12.500000        --       --       --       --
Value at End of Year          12.332194   11.511903  11.498591  10.976335   8.837200  11.903453        --       --       --       --
Venture III No. of Units        160,841     248,509    327,149    394,503    428,051    130,404        --       --       --       --

U.S. GLOBAL LEADERS GROWTH TRUST - SERIES II SHARES (units first credited 5-03-2004)

Contracts with no Optional Benefits
Value at Start of Year        12.964305   13.066805  12.500000         --         --         --        --       --       --       --
Value at End of Year          12.943408   12.964305  13.066805         --         --         --        --       --       --       --
Venture III No. of Units        386,887     495,325     71,835         --         --         --        --       --       --       --
NY Venture III No. of Units      37,510      40,163     18,636         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        12.953542   13.062474  12.500000         --         --         --        --       --       --       --
Value at End of Year          12.926217   12.953542  13.062474         --         --         --        --       --       --       --
Venture III No. of Units        301,204     424,410         85         --         --         --        --       --       --       --
NY Venture III No. of Units      62,741      87,301     19,626         --         --         --        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year      $ 12.921319 $ 13.049486 $12.500000         --         --         --        --       --       --       --
Value at End of Year          12.874789   12.921319  13.049486         --         --         --        --       --       --       --
Venture III No. of Units        233,045     304,919     51,871         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        12.910600   13.045166  12.500000         --         --         --        --       --       --       --
Value at End of Year          12.857691   12.910600  13.045166         --         --         --        --       --       --       --
Venture III No. of Units         44,371      58,861         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        12.878499   13.032206  12.500000         --         --         --        --       --       --       --
Value at End of Year          12.806554   12.878499  13.032206         --         --         --        --       --       --       --
Venture III No. of Units         25,150      26,557      5,083         --         --         --        --       --       --       --

U.S. GLOBAL LEADERS GROWTH TRUST - SERIES I SHARES (units first credited 5-01-2005)

Contracts with no Optional Benefits
Value at Start of Year        12.950895   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          12.969536   12.950895         --         --         --         --        --       --       --       --
Venture III No. of Units        129,449     153,310         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        12.940143   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          12.952312   12.940143         --         --         --         --        --       --       --       --
Venture III No. of Units        217,058     254,132         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        12.907963   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          12.900774   12.907963         --         --         --         --        --       --       --       --
Venture III No. of Units          3,921       4,212         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        12.897247   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          12.883649   12.897247         --         --         --         --        --       --       --       --
Venture III No. of Units         34,434      48,085         --         --         --         --        --       --       --       --

U.S. GOVERNMENT SECURITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        13.325803   13.352760  13.219027  13.228371  12.615206         --        --       --       --       --
Value at End of Year          13.657521   13.325803  13.352760  13.219027  13.228371         --        --       --       --       --
Venture III No. of Units      1,186,616   1,535,167  2,276,112  1,868,640    706,239         --        --       --       --       --
NY Venture III No. of Units      48,218     114,800    119,680    136,243     52,169         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        13.180139   13.213383  13.087595  13.103404  12.500000         --        --       --       --       --
Value at End of Year          13.501489   13.180139  13.213383  13.087595  13.103404         --        --       --       --       --
Venture III No. of Units        564,405     831,527  1,280,511  1,696,560  1,055,375         --        --       --       --       --
NY Venture III No. of Units     109,795     144,792    219,941    252,802    293,643         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        13.108456   13.161193  13.055529  13.090912  12.500000         --        --       --       --       --
Value at End of Year          13.407988   13.108456  13.161193  13.055529  13.090912         --        --       --       --       --
Venture III No. of Units        330,894     357,519    413,421    341,401     15,548         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        13.084646   13.143837  13.044856  13.086765  12.500000         --        --       --       --       --
Value at End of Year          13.376967   13.084646  13.143837  13.044856  13.086765         --        --       --       --       --
Venture III No. of Units        121,730     168,320    265,357    432,596    245,705         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        12.386347   12.461012  12.385790  12.500000         --         --        --       --       --       --
Value at End of Year          12.644133   12.386347  12.461012  12.385790         --         --        --       --       --       --
Venture III No. of Units         17,357      28,701     46,691     45,968         --         --        --       --       --       --

U.S. GOVERNMENT SECURITIES TRUST - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        15.743938   15.756371  15.569817  15.559146  14.647092  14.436950        --       --       --       --
Value at End of Year          16.166325   15.743938  15.756371  15.569817  15.559146  14.647092        --       --       --       --
Venture III No. of Units        110,677     163,744    263,651    358,655    516,015    121,534        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year      $ 13.612325 $ 13.629862 $13.475239 $13.472743 $12.689331 $12.500000        --       --       --       --
Value at End of Year          13.970542   13.612325  13.629862  13.475239  13.472743  12.689331        --       --       --       --
Venture III No. of Units        137,168     189,994    298,512    405,665    639,740     26,818        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        13.522425   13.560125  13.426478  13.444151  12.681412  12.500000        --       --       --       --
Value at End of Year          13.857536   13.522425  13.560125  13.426478  13.444151  12.681412        --       --       --       --
Venture III No. of Units         11,100      15,132     20,866     23,225     42,239     26,818        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        13.492618   13.536977  13.410281  13.434646  12.678773  12.500000        --       --       --       --
Value at End of Year          13.820101   13.492618  13.536977  13.410281  13.434646  12.678773        --       --       --       --
Venture III No. of Units         29,367      47,907     86,647    210,255    487,625     78,307        --       --       --       --

U.S. HIGH YIELD BOND TRUST - SERIES II SHARES (units first credited 5-01-2005)

Contracts with no Optional Benefits
Value at Start of Year        12.858589   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          13.845589   12.858589         --         --         --         --        --       --       --       --
Venture III No. of Units         30,339      19,752         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        12.854330   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          13.834111   12.854330         --         --         --         --        --       --       --       --
Venture III No. of Units         37,683      12,890         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        12.841547   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          13.799697   12.841547         --         --         --         --        --       --       --       --
Venture III No. of Units         11,031       1,513         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        12.837297   12.500000         --         --         --         --        --       --       --       --
Value at End of Year          13.788263   12.837297         --         --         --         --        --       --       --       --
Venture III No. of Units          3,517       5,217         --         --         --         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        12.824537          --         --         --         --         --        --       --       --       --
Value at End of Year          13.753981          --         --         --         --         --        --       --       --       --
Venture III No. of Units         10,054          --         --         --         --         --        --       --       --       --

U.S. LARGE CAP TRUST (FORMERLY U.S. LARGE CAP VALUE TRUST) - SERIES II SHARES  (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        14.135691   13.591728  12.664320   9.419481  11.886116         --        --       --       --       --
Value at End of Year          15.345044   14.135691  13.591728  12.664320   9.419481         --        --       --       --       --
Venture III No. of Units      1,244,178   1,602,506  1,961,610  1,462,835    642,992         --        --       --       --       --
NY Venture III No. of Units     133,898     150,052    155,958    132,369     38,532         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        14.838746   14.274847  13.307497   9.902818  12.500000         --        --       --       --       --
Value at End of Year          16.100219   14.838746  14.274847  13.307497   9.902818         --        --       --       --       --
Venture III No. of Units      1,284,989   1,714,204  2,067,264  2,066,680  1,174,328         --        --       --       --       --
NY Venture III No. of Units     185,835     319,494    429,814    341,199     78,162         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        14.758060   14.218473  13.274886   9.893359  12.500000         --        --       --       --       --
Value at End of Year          15.988741   14.758060  14.218473  13.274886   9.893359         --        --       --       --       --
Venture III No. of Units        523,972     585,268    654,850     76,646      7,784         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        14.731264   14.199735  13.264045   9.890208  12.500000         --        --       --       --       --
Value at End of Year          15.951748   14.731264  14.199735  13.264045   9.890208         --        --       --       --       --
Venture III No. of Units        122,859     161,390    300,120    220,893    155,489         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        16.957493   16.370100  15.314397  12.500000         --         --        --       --       --       --
Value at End of Year          18.334977   16.957493  16.370100  15.314397         --         --        --       --       --       --
Venture III No. of Units         47,596      48,942     91,385     30,859         --         --        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
U.S. LARGE CAP TRUST (FORMERLY U.S. LARGE CAP VALUE TRUST) - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year      $ 13.676088 $ 13.138724 $12.211016 $ 9.057170 $12.307781 $12.658745        --       --       --       --
Value at End of Year          14.886458   13.676088  13.138724  12.211016   9.057170  12.307781        --       --       --       --
Venture III No. of Units        376,821     470,989    655,604    627,288    642,670    118,594        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        13.392238   12.872436  11.969518   8.882477  12.076441  12.500000        --       --       --       --
Value at End of Year          14.570228   13.392238  12.872436  11.969518   8.882477  12.076441        --       --       --       --
Venture III No. of Units        392,469     490,787    677,477    725,126    805,400     13,438        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        13.303775   12.806545  11.926177   8.863588  12.068885  12.500000        --       --       --       --
Value at End of Year          14.452351   13.303775  12.806545  11.926177   8.863588  12.068885        --       --       --       --
Venture III No. of Units         32,376      36,858     55,972     76,646     68,919     13,438        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        13.274423   12.784664  11.911766   8.857296  12.066364  12.500000        --       --       --       --
Value at End of Year          14.413274   13.274423  12.784664  11.911766   8.857296  12.066364        --       --       --       --
Venture III No. of Units         90,019     128,844    223,280    198,149    208,756     43,256        --       --       --       --

UTILITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year        19.271293   16.807837  13.222661  10.012642  11.514948         --        --       --       --       --
Value at End of Year          24.789544   19.271293  16.807837  13.222661  10.012642         --        --       --       --       --
Venture III No. of Units        520,557     552,143    485,377    347,539    136,524         --        --       --       --       --
NY Venture III No. of Units      41,179      27,420      9,793      5,898      1,856         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        20.881905   18.221642  14.342071  10.865724  12.500000         --        --       --       --       --
Value at End of Year          26.847968   20.881905  18.221642  14.342071  10.865724         --        --       --       --       --
Venture III No. of Units        193,282     233,855    225,798    190,234    101,440         --        --       --       --       --
NY Venture III No. of Units      67,955      64,311     51,787     14,381      9,361         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        20.768391   18.149695  14.306938  10.855356  12.500000         --        --       --       --       --
Value at End of Year          26.662134   20.768391  18.149695  14.306938  10.855356         --        --       --       --       --
Venture III No. of Units        297,814     330,595    255,137    110,420     17,159         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        20.730689   18.125780  14.295247  10.851911  12.500000         --        --       --       --       --
Value at End of Year          26.600468   20.730689  18.125780  14.295247  10.851911         --        --       --       --       --
Venture III No. of Units         48,417      62,875     54,183     37,657     14,272         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        21.716710   19.016315  15.020136  12.500000         --         --        --       --       --       --
Value at End of Year          27.824050   21.716710  19.016315  15.020136         --         --        --       --       --       --
Venture III No. of Units         43,534      45,405     29,784     12,075         --         --        --       --       --       --

UTILITIES TRUST - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        13.456892   11.710274   9.198854   6.951501   9.243770  10.844677        --       --       --       --
Value at End of Year          17.341447   13.456892  11.710274   9.198854   6.951501   9.243770        --       --       --       --
Venture III No. of Units        136,213     174,178    252,067    276,737    264,826     76,161        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        15.420799   13.425966  10.551871   7.977953  10.614010  12.500000        --       --       --       --
Value at End of Year          19.862364   15.420799  13.425966  10.551871   7.977953  10.614010        --       --       --       --
Venture III No. of Units         87,809     100,167    115,721    119,753    119,237        567        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        15.318994   13.357274  10.513672   7.960992  10.607363  12.500000        --       --       --       --
Value at End of Year          19.701770   15.318994  13.357274  10.513672   7.960992  10.607363        --       --       --       --
Venture III No. of Units          5,832       6,172     19,800     15,233     17,159        567        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        15.285191   13.334453  10.500964   7.955341  10.605146  12.500000        --       --       --       --
Value at End of Year          19.648495   15.285191  13.334453  10.500964   7.955341  10.605146        --       --       --       --
Venture III No. of Units         27,139      33,725     41,942     32,834     32,617     15,856        --       --       --       --

Venture III Prior

                                YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED       ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED
                              12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00 12/31/99 12/31/98 12/31/97
                            ----------- ----------- ---------- ---------- ---------- ---------- --------- -------- -------- --------
VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year      $ 16.399020 $ 14.838145 $13.113578 $ 9.618617 $12.656613         --        --       --       --       --
Value at End of Year          19.486187   16.399020  14.838145  13.113578   9.618617         --        --       --       --       --
Venture III No. of Units        762,073     652,914    805,980    399,055    135,128         --        --       --       --       --
NY Venture III No. of Units      40,150      28,146     24,103      4,930      3,908         --        --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        16.166695   14.635222  12.940716   9.496575  12.500000         --        --       --       --       --
Value at End of Year          19.200557   16.166695  14.635222  12.940716   9.496575         --        --       --       --       --
Venture III No. of Units        179,690     234,496    269,435    282,804    195,802         --        --       --       --       --
NY Venture III No. of Units      44,974      45,053     48,220     19,711     22,239         --        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year        16.078797   14.577434  12.909015   9.487504  12.500000         --        --       --       --       --
Value at End of Year          19.067621   16.078797  14.577434  12.909015   9.487504         --        --       --       --       --
Venture III No. of Units        341,532     317,248    290,234    142,695     26,508         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        16.049614   14.558218  12.898462   9.484479  12.500000         --        --       --       --       --
Value at End of Year          19.023541   16.049614  14.558218  12.898462   9.484479         --        --       --       --       --
Venture III No. of Units         23,342      43,909     50,385     56,142     21,726         --        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year        20.273142   18.416813  16.341700  12.500000         --         --        --       --       --       --
Value at End of Year          23.993769   20.273142  18.416813  16.341700         --         --        --       --       --       --
Venture III No. of Units         22,490      22,585     26,969     16,361         --         --        --       --       --       --

VALUE TRUST - SERIES I SHARES (units first credited 8-01-2001)

Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year        22.495273   20.316970  17.934088  13.139390  17.304087  17.953510        --       --       --       --
Value at End of Year          26.785403   22.495273  20.316970  17.934088  13.139390  17.304087        --       --       --       --
Venture III No. of Units         99,856     126,879    199,666    171,980    265,249     76,144        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year        15.509501   14.014638  12.377130   9.072620  11.954290  12.500000        --       --       --       --
Value at End of Year          18.458164   15.509501  14.014638  12.377130   9.072620  11.954290        --       --       --       --
Venture III No. of Units        107,622     133,116    199,589    186,281    217,663      8,999        --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM
(all issue dates (not issued in NY))
Value at Start of Year        15.407059   13.942906  12.332304   9.053320  11.946808  12.500000        --       --       --       --
Value at End of Year          18.308850   15.407059  13.942906  12.332304   9.053320  11.946808        --       --       --       --
Venture III No. of Units         17,075      19,106     18,710     19,287     26,508      8,999        --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year        15.373062   13.919071  12.317400   9.046893  11.944310  12.500000        --       --       --       --
Value at End of Year          18.259349   15.373062  13.919071  12.317400   9.046893  11.944310        --       --       --       --
Venture III No. of Units         40,841      59,482     73,701    113,062    160,771     90,953        --       --       --       --

                                    VERSION C
                                (Wealthmark ML3)

                          Supplement dated May 1, 2007
                                       to
                         PROSPECTUSES DATED MAY 1, 2007

This is a Supplement to WEALTHMARK VARIABLE ANNUITY and WEALTHMARK ML3 VARIABLE ANNNUITY prospectuses dated May 1, 2007 for certain variable annuity contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the "Insurance Companies"). We refer to these prospectuses as the "Product Prospectuses."

PURPOSE OF THIS SUPPLEMENT

This Supplement provides information about certain changes in the Funds available under the Contracts, and a temporary delay in the availability of certain other Funds described in the Product Prospectuses. In this Supplement, we provide information about:

     - Certain changes in the Funds available under the Contracts, in the following section entitled "Scheduled Substitutions of Funds";

     - The temporary unavailability of certain Funds, in the section on page 2 of this Supplement entitled "Temporary Unavailability of Funds";

     - Funds that are only available until May 3, 2007, in the section beginning on page 3 of this Supplement entitled "Information on Replaced Funds";

     - Special restrictions on Funds that are only available until May 3, 2007 under Contracts issued with a Guaranteed Principal Protection or Guaranteed Principal Protection for Life Rider, in the section beginning on page 8 of this Supplement entitled "Restrictions on Replaced Funds"; and

     - Our ability to replace certain other Funds in the future, in the section on page 11 of this Supplement entitled "Additional Permitted Substitutions of Funds."

You can find a full description of each Fund described in this Supplement, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS, WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THE PRODUCT PROSPECTUS OR BY CALLING US AT 800-344-1029. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY FOR INFORMATION ABOUT INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

SCHEDULED SUBSTITUTIONS OF FUNDS

On April 16, 2007, the United States Securities and Exchange Commission issued an order ("Order") approving the substitution of shares of certain Funds held by the Separate Accounts in connection with the Contracts (the "Replaced Funds") with shares of certain Funds of the John Hancock Trust ("John Hancock Trust Funds"). As permitted by the Order, we have scheduled the following substitutions to become effective on May 3, 2007:


                REPLACED FUND:                              JOHN HANCOCK TRUST FUND:
                --------------                              ------------------------
AIM V.I. Utilities Fund                                Total Stock Market Index Trust
Alger American Balanced Portfolio                      Index Allocation Trust
Alger American Leveraged AllCap Portfolio              All Cap Core Trust
Credit Suisse Trust -Emerging Markets Portfolio        International Equity Index Trust B
Credit Suisse Trust-Global Small Cap Portfolio         International Equity Index Trust B
Dreyfus I.P. MidCap Portfolio                          Mid Cap Index Trust
The Dreyfus Socially Responsible Growth Fund           Quantitative All Cap Trust
DWS Bond VIP                                           Bond Index Trust A
DWS Capital Growth VIP                                 500 Index Trust B
DWS Global Opportunities VIP                           Global Trust
DWS Growth & Income VIP                                500 Index Trust B
DWS Health Care VIP                                    Total Stock Market Index Trust
DWS International VIP                                  International Value Trust
DWS Balanced VIP                                       Index Allocation Trust
DWS Blue Chip VIP                                      Total Stock Market Index Trust
DWS Davis Venture Value VIP                            Fundamental Value Trust
DWS Dreman High Return Equity VIP                      Quantitative All Cap Trust
DWS Dreman Small Cap Value VIP                         Small Cap Index Trust
DWS Global Thematic VIP                                Global Trust
DWS Government & Agency Securities VIP                 Money Market Trust B
DWS High Income VIP                                    Active Bond Trust
DWS International Select Equity VIP                    International Equity Index Trust B
DWS Janus Growth & Income VIP                          Quantitative All Cap Trust
DWS Large Cap Value VIP                                Quantitative Value Trust
DWS Mid Cap Growth VIP                                 Quantitative Mid Cap Trust
DWS Money Market VIP                                   Money Market Trust B

                                     1 of 11

REPLACED FUND:
DWS Small Cap Growth VIP
DWS Strategic Income VIP
DWS Technology VIP
DWS Turner Mid Cap Growth VIP
DWS RREEF Real Estate Securities VIP

JOHN HANCOCK TRUST FUND:
Small Cap Index Trust
Active Bond Trust
Total Stock Market Index Trust
Quantitative Mid Cap Trust
Real Estate Securities Trust

Prior to the May 3, 2007, and for 30 days thereafter, a Contract owner may transfer amounts allocated to a Variable Investment Option that invests in any of the Replaced Funds shown above (or in any of the corresponding John Hancock Trust Funds shown after the effective date of the scheduled substitutions) to any other available Variable Investment Option free of charge. Any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers (except with respect to restrictions to discourage frequent transfer activity as described in the Product Prospectuses).

We will send affected Contract owners a confirmation notice within five business days after the substitution.

TEMPORARY UNAVAILABILITY OF FUNDS

At the time of the scheduled substitutions, we will add additional Variable Investment Options to the Contracts. These additional Variable Investment Options are described the Product Prospectuses. Prior to May 4, 2007, however, these Variable Investment Options and the corresponding Funds of the John Hancock Trust will not be available under the Contracts. Accordingly, you will not be able to allocate Contract Value to Variable Investment Options that correspond to the following Funds of the John Hancock Trust until May 4, 2007:

JOHN HANCOCK TRUST
500 Index Trust B
Active Bond Trust
All Cap Core Trust
American Bond Trust
American Growth Trust
American Growth-Income Trust
American International Trust
Blue Chip Growth Trust
Bond Index Trust A
Capital Appreciation Trust
Classic Value Trust
Core Equity Trust
Equity Income Trust
Financial Services Trust
Fundamental Value Trust
Global Allocation Trust
Global Bond Trust

JOHN HANCOCK TRUST
Global Trust
Health Sciences Trust
High Yield Trust
Income and Value Trust
Index Allocation Trust
International Core Trust
International Equity Index Trust B
International Opportunities Trust
International Small Cap Trust
International Value Trust
Investment Quality Bond Trust
Mid Cap Index Trust
Mid Cap Stock Trust
Money Market Trust B Trust
Natural Resources Trust
Pacific Rim Trust
Quantitative All Cap Trust

JOHN HANCOCK TRUST
Quantitative Mid Cap Trust
Quantitative Value Trust
Real Estate Securities Trust
Science and Technology Trust
Small Cap Growth Trust
Small Cap Index Trust
Small Cap Opportunities Trust
Small Cap Value Trust
Small Company Value Trust
Strategic Bond Trust
Total Return Bond Trust
Total Stock Market Index Trust
U.S. Government Securities Trust
U.S. Large Cap Trust
Value Trust

CONTRACTS ISSUED WITH GUARANTEED PRINCIPAL PLUS OR GUARANTEED PRINCIPAL PLUS FOR LIFE. We restrict the Investment Options available under your Contract if you purchased a Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider. You may be further restricted from investing in the individual Variable Investment Options shown above on and after May 4, 2007 if you purchased a Contract with a Guaranteed Principal Plus or Guaranteed Principal Plus for Life optional benefit Rider. In addition, you will not be able to allocate Contract Value to the Model Allocation entitled "Fundamental Holdings of America" until May 4, 2007. Please see the "Investment Options Under Guaranteed Minimum Withdrawal Benefit Riders" section in the Product Prospectuses for additional information.


                                     2 of 11

INFORMATION ABOUT THE REPLACED FUNDS

Replaced Fund Expenses

The following table describes the operating expenses for each of the Replaced Funds that we have scheduled for substitution, as a percentage of the Fund's average net assets for the fiscal year ending December 31, 2006. More detail concerning each Replacement Fund's fees and expenses is contained in the Fund's prospectus and in the notes following the table. (Expenses shown do not include Separate Account fees and other Contract charges described in the Product Prospectuses.)

                                                                                   ACQUIRED
                                                                                     FUND        TOTAL      CONTRACTUAL      NET
                                                    MANAGEMENT  12B-1    OTHER     FEES AND    OPERATING      EXPENSE     OPERATING
FUNDS                                                  FEES      FEES  EXPENSES  EXPENSES(1)  EXPENSES(1)  REIMBURSEMENT   EXPENSES
-----                                               ----------  -----  --------  -----------  -----------  -------------  ---------
AIM VARIABLE INSURANCE FUNDS (Series II Shares):
AIM V.I. Utilities Fund(2)                             0.60%    0.25%    0.36%      0.00%        1.21%         0.03%         1.18%

ALGER AMERICAN FUND (Class C Shares):
Alger American Balanced Portfolio                      0.71%    0.25%    0.15%        --         1.11%           --          1.11%
Alger American Leveraged AllCap Portfolio(3)           0.81%    0.25%    0.17%        --         1.23%         0.35%        1.195%

CREDIT SUISSE TRUST:
Emerging Markets Portfolio(4)                          1.20%      --     0.35%        --         1.55%           --          1.55%
Global Small Cap Portfolio(5)                          1.25%      --     0.31%      0.16%        1.72%           --          1.72%

DREYFUS INVESTMENT PORTFOLIOS:
Dreyfus I.P. MidCap Portfolio, Service Class(6)        0.75%    0.25%    0.05%      0.01%        1.06%           --          1.06%

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Service Class                                          0.75%    0.25%    0.08%        --         1.08%           --          1.08%

DWS VARIABLE SERIES I (Class B Shares):
DWS Bond VIP(7,8)                                      0.49%    0.25%    0.30%        --         1.04%           --          1.04%
DWS Capital Growth VIP(7, 9 and 10)                    0.46%    0.25%    0.10%        --         0.81%           --          0.81%
DWS Global Opportunities VIP(7, 8)                     0.99%    0.25%    0.27%        --         1.51%           --          1.51%
DWS Growth & Income VIP(7, 9 and 11)                   0.48%    0.25%    0.14%        --         0.87%           --          0.87%
DWS Health Care VIP(7, 8)                              0.77%    0.25%    0.26%        --         1.28%           --          1.28%
DWS International VIP(7, 9 and 12)                      0.84%    0.25%    0.25%        --         1.34%           --          1.34%

DWS VARIABLE SERIES II (Class B Shares):
DWS Balanced VIP(13)                                   0.42%    0.25%    0.22%        --         0.89%           --          0.89%
DWS Blue Chip VIP(14)                                  0.64%    0.25%    0.19%        --         1.08%           --          1.08%
DWS Davis Venture Value VIP(15)                        0.94%    0.25%    0.21%        --         1.40%           --          1.40%
DWS Dreman High Return Equity VIP(16)                  0.73%    0.25%    0.13%        --         1.11%           --          1.11%
DWS Dreman Small Mid Cap Value VIP(14)                 0.73%    0.25%    0.17%        --         1.15%           --          1.15%
DWS Global Thematic VIP(15)                            1.00%    0.25%    0.51%        --         1.76%           --          1.76%


                                     3 of 11

                                                                                   ACQUIRED
                                                                                     FUND        TOTAL      CONTRACTUAL      NET
                                                    MANAGEMENT  12B-1    OTHER     FEES AND    OPERATING      EXPENSE     OPERATING
FUNDS                                                  FEES      FEES  EXPENSES  EXPENSES(1)  EXPENSES(1)  REIMBURSEMENT   EXPENSES
-----                                               ----------  -----  --------  -----------  -----------  -------------  ---------
DWS Government & Agency Securities VIP(14)             0.55%    0.25%    0.27%        --         1.07%           --          1.07%
DWS High Income VIP(14)                                0.59%    0.25%    0.26%        --         1.10%           --          1.10%
DWS International Select Equity VIP(14)                0.75%    0.25%    0.26%        --         1.26%           --          1.26%
DWS Janus Growth & Income VIP                          0.75%    0.25%    0.24%        --         1.24%           --          1.24%
DWS Large Cap Value VIP(14)                            0.74%    0.25%    0.21%        --         1.20%           --          1.20%
DWS Mid Cap Growth VIP(15)                             0.75%    0.25%    0.42%        --         1.42%           --          1.42%
DWS Money Market VIP(17)                               0.39%    0.25%    0.15%        --         0.79%           --          0.79%
DWS Small Cap Growth VIP(13)                           0.64%    0.25%    0.20%        --         1.09%           --          1.09%
DWS Strategic Income VIP(14)                           0.65%    0.25%    0.34%        --         1.24%           --          1.24%
DWS Technology VIP                                     0.75%    0.25%    0.28%        --         1.28%           --          1.28%
DWS Turner Mid Cap Growth VIP                          0.80%    0.25%    0.32%        --         1.37%           --          1.37%

DWS VIT FUNDS (Class B Shares):
DWS RREEF Real Estate Securities VIP(18)               1.00%    0.25%    0.43%        --         1.68%           --          1.68%

NOTES TO REPLACED FUND EXPENSE TABLE:

(1) The "Total Operating Expenses" include fees and expenses incurred indirectly by a Fund as a result of its investment in other investment companies (each, an "Acquired Fund"). The impact of the Acquired Fund Fees and Expenses are included in the total returns of the Fund. Acquired Fund Fees and Expenses may be estimated, not actual, amounts based on the Fund's current fiscal year.

(2) The Fund's adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.18% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.

(3) Effective December 1, 2006 through November 30, 2011, the Fund's manager has contractually agreed to waive 0.35% of its advisory fees.

(4) Effective October 1, 2006, the Fund pays a management fee that consists of two components: (1) a monthly base management fee calculated by applying a fixed rate of 1.20% (Base Fee") plus or minus (2) a performance fee adjustment calculated by applying a variable rate of up to 0.20% (positive or negative) to average daily net assets during the applicable performance measurement period. The performance fee adjustment will go into effect on October 1, 2007. "Management fee" shown for this Fund has been restated to show the Fund's new fee schedule.

(5) The Fund incurred fees and expenses during the 2006 fiscal year due to its investment in private funds that invest in private equity and venture-capital companies ("Private Funds"). The Fund does not intend to invest in Private Funds in the 2007 fiscal year.


(6) The Dreyfus Corporation has agreed, until December 31, 2007, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses do not exceed (excluding taxes, brokerage commissions, extraordinary expenses and commitment fees on borrowings) 0.90 of 1%.


(7) Amounts shown are restated on an annualized basis to reflect fee changes which took effect on June 1, 2006. Includes 0.10% administration fee.

(8) Pursuant to their respective agreements with DWS Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, through September 30, 2007, to limit their respective fees and to reimburse other expenses to the extent necessary


                                     4 of 11
     to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names for B share classes: DWS Bond VIP (1.00%), DWS Global Opportunities VIP (1.52%) and DWS Health Care VIP (1.54%).

(9) Pursuant to their respective agreements with DWS Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2008, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names for B share classes: DWS Capital Growth VIP (0.86%), DWS Growth & Income VIP (0.87%) and DWS International VIP (1.34%).

(10) Restated on an annualized basis to reflect acquisition of Janus Growth Opportunities VIP, Oak Strategic Equity VIP and All Cap Growth VIP on December 11, 2006.

(11) Restated on an annualized basis to reflect acquisition of Mercury Large Cap Core VIP on December 11, 2006.

(12) Restated on an annualized basis to reflect acquisition of Templeton Foreign Value VIP on December 11, 2006.

(13) Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2008, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described Portfolios to the amounts set forth after the Portfolio names for B share classes: DWS Balanced VIP (.89%), DWS Small Cap Growth VIP (1.09%).

(14) Management fees have been restated to reflect the new fee schedule effective October 1, 2006.

(15) Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, through September 30, 2007, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described Portfolios to the amounts set forth after the Portfolio names for B share-classes: DWS Davis Venture Value VIP (1.29%), DWS Global Thematic VIP (1.52%), DWS Mid Cap Growth VIP (1.30%).

(16) Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2010, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the Portfolio for B share-classes to 1.15%. Amounts shown are restated on an annualized basis to reflect acquisition of MFS Strategic Value VIP and Dreman Financial Services VIP on September 15, 2006.

(17) Management fees have been restated to reflect the new fee schedule effective November 6, 2006. Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, through November 3, 2009, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the Portfolio for the B share-class to 0.79%). Amounts shown are restated on an annualized basis to reflect acquisition of Money Market (Series I) VIP on November 3, 2006.

(18) Includes 0.10% administration fee. Through September 30, 2007, the Fund's advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the Fund's operating expenses at 1.39% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, proxy and organization and offering expenses.

General Information about the Replaced Funds

We revise the Product Prospectuses to provide the following general information about the Replaced Funds:

THE REPLACED FUNDS IN THE SEPARATE ACCOUNTS ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Funds are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, these Funds also may be available through participation in certain qualified pension or retirement plans.

The Replaced Funds' managers may manage publicly traded mutual funds with similar names and investment objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Fund described in this Supplement with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE REPLACED FUNDS HELD IN OUR SEPARATE ACCOUNTS.

The fee table information in this Supplement shows the investment management fees, Rule 12b-1 fees and other operating expenses for the Replaced Fund shares as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 2006, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of these Funds are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any Variable Investment Options using these Funds.

The Replaced Funds are part of the open-end management investment company shown in bold in the fee table information in this Supplement. The Replaced Funds pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Funds. The amount of this compensation is based on a percentage of the assets of the Fund attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Fund to Fund and among classes of shares within a Fund. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Replaced Fund's assets and paid for the services we or our affiliates provide to that Fund. Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Fund Operating Expenses table.


                                     5 of 11

You bear the investment risk of any Replaced Fund used as a Variable Investment Option for your Contract.

Information about the Replaced Funds' Managers and Investment Objectives

We supplement the Product Prospectuses to provide a general description about the Replaced Funds' managers and investment objectives. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in a Replaced Fund in the prospectus for that Fund.

              REPLACED FUNDS - MANAGERS AND INVESTMENT DESCRIPTIONS
  (We show the name of the Fund's manager in bold above the name of the Fund.)
     The Replaced Funds may be restricted if you purchased a Contract with a Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider.
                  (See "Restrictions on Replaced Funds" below.)

AIM ADVISORS, INC.:

   AIM V.I. Utilities Fund       Seeks growth of capital. It also seeks current
                                 income. The fund invests primarily in equity
                                 securities that rise in price faster than other
                                 securities as well as in options and other
                                 instruments. The fund normally invests at least
                                 80% of its net assets in companies engaged in
                                 utilities-related industries. To do this, the
                                 Fund invests in common stocks of U.S. companies
                                 with durable business models that can be
                                 purchased at attractive valuations relative to
                                 their intrinsic value.

FRED ALGER MANAGEMENT, INC.:

   Alger American Balanced       Seeks current income and long-term capital
   Portfolio                     appreciation. To do this, the portfolio focuses
                                 on stocks of companies that demonstrate growth
                                 potential and on fixed-income securities, with
                                 emphasis on income-producing securities that
                                 appear to have potential for capital
                                 appreciation.

   Alger American Leveraged      Seeks long-term capital appreciation. To do
   AllCap Portfolio              this, the portfolio invests in the equity
                                 securities of companies of any size that
                                 demonstrate promising growth potential. The
                                 portfolio can leverage, that is, borrow money
                                 to increase its returns.

CREDIT SUISSE ASSET MANAGEMENT, LLC:

   Credit Suisse Trust -         Seeks long-term growth of capital. To do this,
   Emerging Markets Portfolio    the Fund invests at least 80% of its net
                                 assets, plus any borrowings for investment
                                 purposes, in foreign equity services and
                                 focuses on the world's less developed
                                 countries.

   Credit Suisse Trust-Global    Seeks long-term growth of capital. To do this,
   Small Cap Portfolio           the Fund invests at least 80% of its net
                                 assets, plus any borrowings for investment
                                 purposes, in equity securities of small
                                 companies from at least three countries,
                                 including the U.S. The Fund intends to invest
                                 at least 30% of assets in non-U.S. companies
                                 and may invest up to 20% of its net assets in
                                 emerging markets securities.

THE DREYFUS CORPORATION:

   Dreyfus I.P. MidCap Stock     Seeks investment results that are greater than
   Portfolio                     the total return performance of publicly traded
                                 common stocks of medium-size domestic companies
                                 in the aggregate, as represented by the
                                 Standard & Poor's MidCap 400(R) Index (S&P
                                 400). To do this, the portfolio normally
                                 invests at least 80% of its assets in such
                                 stocks.

   Dreyfus Socially              Seeks to provide capital growth, with current
   Responsible Growth Fund,      income as a secondary goal. To do this, the
   Inc.                          Fund invests at least 80% of its assets in the
                                 common stocks of companies that meet
                                 traditional investment standards and conduct
                                 their business in a manner that contributes to
                                 the enhancement of the quality of life in
                                 America.

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.:

   DWS Bond VIP                  Seeks to maximize total return consistent with
                                 preservation of capital and prudent investment
                                 management, by investing for both current
                                 income and capital appreciation. To do this,
                                 the Fund invests at least 80% of net assets,
                                 plus the amount of any borrowings for
                                 investment purposes, in bonds of any maturity.

   DWS Capital Growth VIP        Seeks to provide long-term growth of capital.
                                 To do this, the Fund normally invests at least
                                 65% of total assets in common stocks of US
                                 companies.

   DWS Global Opportunities      Seeks above-average capital appreciation over
   VIP                           the long term. To do this, the Fund invests at
                                 least 65% of total assets in common stocks and
                                 other equities of small companies throughout


                                     6 of 11

              REPLACED FUNDS - MANAGERS AND INVESTMENT DESCRIPTIONS
  (We show the name of the Fund's manager in bold above the name of the Fund.)
     The Replaced Funds may be restricted if you purchased a Contract with a Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider.
                  (See "Restrictions on Replaced Funds" below.)

                                 the world.

   DWS Growth & Income VIP       Seeks long-term growth of capital, current
                                 income and growth of income. To do this, the
                                 Fund invests at least 65% of total assets in
                                 equities, mainly common stocks. Although the
                                 Fund can invest in companies of any size and
                                 from any country, it invests primarily in large
                                 US companies.

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC. - CONTINUED:

   DWS Health Care VIP           Seeks long-term growth of capital by investing
                                 at least 80% of total assets, plus the amount
                                 of any borrowings for investment purposes, in
                                 common stocks of companies in the health care
                                 sector.

   DWS International VIP         Seeks long-term growth of capital primarily
                                 through diversified holdings of marketable
                                 foreign equity investments. To do this, the
                                 Fund invests mainly in common stocks of
                                 established companies in countries with
                                 developed economies.

   DWS Balanced VIP              Seeks high total return, a combination of
                                 income and capital appreciation. To do this,
                                 the Fund follows a flexible investment program,
                                 investing in a mix of growth and value stocks
                                 of large and small capitalization companies and
                                 bonds.

   DWS Blue Chip VIP             Seeks growth of capital and income. To do this,
                                 the Fund invests at least 80% of net assets,
                                 plus the amount of any borrowings for
                                 investment purposes, in common stocks of large
                                 US "blue chip" companies.

   DWS Davis Venture Value VIP   Seeks growth of capital. To do this, the Fund
                                 invests primarily in common stock of US
                                 companies with market capitalizations of at
                                 least $5 billion.

   DWS Dreman High Return        Seeks to achieve a high rate of total return.
   Equity VIP                    To do this, the Fund invests at least 80% of
                                 net assets, plus the amount of any borrowings
                                 for investment purposes, in common stocks and
                                 other equity securities. The Fund focuses on
                                 stocks of large US companies that are
                                 undervalued.

   DWS Dreman Small Mid Cap      Seeks long-term capital appreciation. To do
   Value VIP                     this, the Fund invests at least 80% of net
                                 assets, plus the amount of any borrowings for
                                 investment purposes, in undervalued common
                                 stocks of small and mid-size US companies.

   DWS Global Thematic VIP       Seeks long-term capital growth. To do this, the
                                 Fund invests at least 80% of net assets, plus
                                 the amount of any borrowings for investment
                                 purposes, in common stocks and other equities
                                 of "blue chip" companies throughout the world.

   DWS Government & Agency       Seeks high current income consistent with
   Securities VIP                preservation of capital. To do this, the Fund
                                 invests at least 80% of net assets, plus the
                                 amount of any borrowings for investment
                                 purposes, in US government securities and
                                 repurchase agreements of US government
                                 securities.

   DWS High Income VIP           Seeks to provide a high level of current
                                 income. To do this, the Fund generally invests
                                 at least 65% of net assets, plus the amount of
                                 any borrowings for investment purposes, in junk
                                 bonds. The Fund may invest up to 50% of total
                                 assets in bonds denominated in US dollars or
                                 foreign currencies from foreign issuers.

   DWS International Select      Seeks capital appreciation. To do this, the
   Equity VIP                    Fund invests at least 80% of its net assets,
                                 plus the amount of any borrowings for
                                 investment purposes, in equity securities and
                                 other securities with equity characteristics.

   DWS Janus Growth & Income     Seeks long-term capital growth and current
   VIP                           income. To do this, it may invest up to 75% of
                                 its total assets in equity securities selected
                                 primarily for their growth potential and at
                                 least 25% of its total assets in securities
                                 with income potential.

   DWS Large Cap Value VIP       Seeks to achieve a high rate of total return.
                                 To do this, the Fund invests at least 80% of
                                 net assets, plus the amount of any borrowings
                                 for investment purposes, in common stocks and
                                 other equity securities of large US companies
                                 that are undervalued.

   DWS Mid Cap Growth VIP        Seeks long-term capital growth. To do this, the
                                 Fund invests at least 80% of its net assets,
                                 plus the amount of any borrowings for
                                 investment purposes, in mid cap companies or
                                 securities with equity characteristics that
                                 provide exposure to those companies.

   DWS Money Market VIP          Seeks maximum current income to the extent
                                 consistent with stability of principal. To do
                                 this, the Fund pursues its goal by investing
                                 exclusively in high quality short-term
                                 securities, as well as certain repurchase
                                 agreements that are backed by high-quality
                                 securities.

   DWS Small Cap Growth VIP      Seeks maximum appreciation of investors'
                                 capital. To do this, the Fund invests at least
                                 80% of net assets, plus the amount of any
                                 borrowings for investment purposes, in small
                                 capitalization stocks.

   DWS Strategic Income VIP      Seeks a high current return. To do this, the
                                 Fund invests mainly in bonds issued by US and
                                 foreign corporations and governments. The Fund
                                 may invest up to 100% of total assets in either


                                     7 of 11

              REPLACED FUNDS - MANAGERS AND INVESTMENT DESCRIPTIONS
  (We show the name of the Fund's manager in bold above the name of the Fund.)
     The Replaced Funds may be restricted if you purchased a Contract with a Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider.
                  (See "Restrictions on Replaced Funds" below.)

                                 investment-grade bonds or in junk bonds. The
                                 Fund may invest up to 50% of total assets in foreign bonds. The Fund may also invest in emerging markets securities and dividend-paying common stocks.

   DWS Technology VIP            Seeks growth of capital. To do this, the Fund
                                 invests at least 80% of net assets, plus the
                                 amount of any borrowings for investment
                                 purposes, in common stocks of companies in the
                                 technology sector. The portfolio may invest in
                                 companies of any size and may invest up to 35%
                                 of its net assets in foreign securities.

   DWS Turner Mid Cap Growth     Seeks capital appreciation. To do this, the
   VIP                           Fund invests in common stocks and other equity
                                 securities of US companies with medium market
                                 capitalizations that have strong earnings
                                 growth potential.

   DWS RREEF Real Estate         Seeks long-term capital appreciation and
   Securities VIP                current income. To do this, the Fund invests
                                 primarily in real estate securities. The Fund
                                 intends to keep at least 80% of its net assets,
                                 plus the amount of any borrowings for
                                 investment purposes in equity securities of
                                 REITs and real estate companies.

RESTRICTIONS ON REPLACED FUNDS

We restrict the Investment Options available under your Contract if you purchased a Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider. Please see the "Investment Options Under Guaranteed Minimum Withdrawal Benefit Riders" section in the Product Prospectuses for information about these restrictions.

Available Individual Investment Options

You should review the Product Prospectuses carefully for information about available individual Investment Options that will be available after the scheduled substitutions take place. We revise the section in the Product Prospectuses entitled "Investment Options Under Guaranteed Minimum Withdrawal Benefit Riders" to list the individual Investment Options available from May 1 through May 3, 2007:

JOHN HANCOCK TRUST LIFESTYLE INVESTMENT OPTIONS:

     -    American Asset Allocation Trust

     -    Franklin Templeton Founding Allocation Trust

     -    Lifestyle Growth Trust

     -    Lifestyle Balanced Trust

     -    Lifestyle Moderate Trust

     -    Lifestyle Conservative Trust

DWS ASSET ALLOCATION INVESTMENT OPTIONS:

     -    DWS Income Allocation

     -    DWS Conservative Allocation

     -    DWS Moderate Allocation

     -    DWS Growth Allocation

     -    DWS Money Market VIP

For more information regarding the Funds, including information relating to their investment objectives, policies and restrictions, and the risks of investing in such Funds, please see "Information about the Replaced Funds" above, the "IV. General Information About Us, the Separate Accounts and The Funds" section of the Product Prospectuses, as well as the Fund's prospectus. You can obtain a prospectus containing more complete information on each of the Funds, by contacting the respective Annuities Service Center shown on the first page of the Prospectus. You should read the Fund's prospectus carefully before investing in the corresponding Investment Option.


                                     8 of 11

Available Model Allocations

You should review the Product Prospectuses carefully for information about Model Allocations that will be available after the scheduled substitutions take place. You will not be able to allocate Contract Value to the Model Allocation entitled "Fundamental Holdings of America" until May 4, 2007.


RESTRICTED MODEL ALLOCATIONS FOR GUARANTEED PRINCIPAL PLUS. Please review the Product Prospectus carefully to determine if you qualify to invest in a Restricted Model Allocation, and the limitations we impose if you are invested in a Restricted Model Allocation. We revise the list of Restricted Model Allocations shown in the Product Prospectuses to indicate the percentage allocation of each Fund with the Model Allocation from May 1 to May 3, as follows:


                        Percentage of
Model Allocation Name     Allocation                    Fund Name
---------------------   -------------   ----------------------------------------
CONSERVATIVE INCOME STRATEGY (formerly, "Scudder Conservative Income Strategy"):
                            64.00%      DWS Core Fixed Income VIP
                             5.00%      DWS High Income VIP
                             5.00%      DWS Strategic Income VIP
                             4.00%      DWS Capital Growth VIP
                             4.00%      DWS Dreman High Return Equity VIP
                             3.00%      DWS International VIP
                             3.00%      DWS Janus Growth & Income VIP
                             2.00%      DWS Blue Chip VIP
                             2.00%      DWS Growth & Income VIP
                             2.00%      DWS RREEF Real Estate Securities VIP
                             1.00%      DWS Large Cap Value VIP
                             1.00%      DWS Global Opportunities VIP
                             1.00%      DWS International Select Equity VIP
                             1.00%      DWS Small Cap Growth VIP
                             1.00%      DWS Davis Venture Value VIP
                             1.00%      DWS Dreman Small Cap Value VIP

GROWTH STRATEGY (formerly, "Scudder Growth Strategy"):
                            14.00%      DWS International VIP
                            17.00%      DWS Capital Growth VIP
                            16.00%      DWS Dreman High Return Equity VIP
                            11.00%      DWS Core Fixed Income VIP
                             8.00%      DWS Davis Venture Value VIP
                             6.00%      DWS Growth & Income VIP
                             5.00%      DWS Blue Chip VIP
                             5.00%      DWS Janus Growth & Income VIP
                             4.00%      DWS RREEF Real Estate Securities VIP
                             3.00%      DWS Large Cap Value VIP
                             3.00%      DWS Dreman Small Cap Value VIP
                             2.00%      DWS Global Opportunities VIP
                             2.00%      DWS International Select Equity VIP
                             2.00%      DWS Small Cap Growth VIP
                             1.00%      DWS High Income VIP
                             1.00%      DWS Strategic Income VIP

GROWTH & INCOME STRATEGY (formerly, "Scudder Growth & Income Strategy"):
                            32.00%      DWS Core Fixed Income VIP
                            13.00%      DWS Capital Growth VIP
                             9.00%      DWS International VIP
                            11.00%      DWS Dreman High Return Equity VIP
                             4.00%      DWS Blue Chip VIP
                             4.00%      DWS Growth & Income VIP
                             4.00%      DWS Davis Venture Value VIP
                             4.00%      DWS Janus Growth & Income VIP
                             3.00%      DWS Large Cap Value VIP
                             3.00%      DWS High Income VIP
                             3.00%      DWS RREEF Real Estate Securities VIP


                                    9 of 11

                        Percentage of
Model Allocation Name     Allocation                    Fund Name
---------------------   -------------   ----------------------------------------
                             2.00%      DWS Global Opportunities VIP
                             2.00%      DWS International Select Equity VIP
                             2.00%      DWS Small Cap Growth VIP
                             2.00%      DWS Strategic Income VIP
                             2.00%      DWS Dreman Small Cap Value VIP

INCOME & GROWTH STRATEGY (formerly, "Scudder Income & Growth Strategy"):
                            46.00%      DWS Core Fixed Income VIP
                             8.00%      DWS Capital Growth VIP
                             9.00%      DWS Dreman High Return Equity VIP
                             6.00%      DWS International VIP
                             4.00%      DWS High Income VIP
                             4.00%      DWS Janus Growth & Income VIP
                             3.00%      DWS Blue Chip VIP
                             3.00%      DWS Growth & Income VIP
                             3.00%      DWS Strategic Income VIP
                             3.00%      DWS Davis Venture Value VIP
                             2.00%      DWS Large Cap Value VIP
                             2.00%      DWS Global Opportunities VIP
                             2.00%      DWS International Select Equity VIP
                             2.00%      DWS RREEF Real Estate Securities VIP
                             2.00%      DWS Dreman Small Cap Value VIP
                             1.00%      DWS Small Cap Growth VIP

GROWTH FOCUS:
                            40.00%      DWS Core Fixed Income VIP
                            45.00%      DWS Capital Growth VIP
                            15.00%      DWS Janus Growth & Income VIP

SECTOR FOCUS:
                            40.00%      DWS Core Fixed Income VIP
                            15.00%      DWS Health Care VIP
                            15.00%      DWS RREEF Real Estate Securities VIP
                            15.00%      DWS Technology VIP
                            15.00%      DWS Dreman High Return Equity

US ALL-CAPITALIZATION:
                            40.00%      DWS Core Fixed Income VIP
                            15.00%      DWS Capital Growth VIP
                            15.00%      DWS Small Cap Growth VIP
                            15.00%      DWS Dreman High Return Equity
                            15.00%      DWS Turner Mid Cap Growth VIP

VALUE FOCUS:
                            40.00%      DWS Core Fixed Income VIP
                            15.00%      DWS Large Cap Value VIP
                            15.00%      DWS Davis Venture Value VIP
                            30.00%      DWS Dreman High Return Equity VIP

None of the Model Allocations is a fund-of-funds. A Model Allocation may experience volatility in its investment performance or lose money, depending on the performance of the component Funds referenced above. Your investment in the Funds will fluctuate and when redeemed, may be worth more or less than your original investment. For more information regarding each Fund that we permit you to invest in through a Model Allocation, including information relating to that Fund's investment objectives, policies and restrictions, and the risks of investing in that Fund, please see "Information about the Replaced Funds" above, the "IV. General Information About Us, the Separate Accounts and The Funds" section of the Product Prospectuses, as well as the Fund's prospectus. You can obtain a prospectus containing more complete information on each of the Funds by contacting the respective Annuities


                                    10 of 11

Service Center in the Product Prospectus. You should read the Fund's prospectus carefully before investing in the corresponding Investment Option.

ADDITIONAL PERMITTED SUBSTITUTIONS OF FUNDS


The Order permits us to make additional substitutions of shares held by the Separate Accounts of certain other "Existing Funds" with shares of certain other "Replacement Funds" of the John Hancock Trust. WE HAVE NOT SCHEDULED THESE SUBSTITUTIONS AS OF THE DATE OF THIS SUPPLEMENT, AND PROVIDE NO ASSURANCE WHEN, OR IF, SUCH PERMITTED SUBSTITUTIONS WILL OCCUR. These additional permitted substitutions are as follows:


             PERMITTED REPLACEMENT FUND                                   EXISTING FUND
             --------------------------                                   -------------
JHT Lifestyle Balanced Trust - Series II Class        DWS Moderate Allocation VIP - Series II, Class B
JHT Lifestyle Growth Trust - Series II Class          DWS Growth Allocation VIP - Series II, Class B
JHT Lifestyle Moderate Trust - Series II Class        DWS Conservative Allocation VIP - Series II, Class B
JHT Investment Quality Bond Trust - Series II Class   DWS Core Fixed Income VIP - Series II, Class B

0506:WMRK-1
0506:WMRK1NY
0506:ML3-1
0506:ML3-1NY

033-79112 C000007850
333-70728 C000007840
333-70730 C000007842
333-70850 C000007846
333-83558 C000007852


                                    11 of 11

                 [JOHN HANCOCK ANNUITIES LOGO]      Prospectus dated May 1, 2007


                         Wealthmark ML3 Variable Annuity
                           PREVIOUSLY ISSUED CONTRACTS


This Prospectus describes interests in WEALTHMARK ML3 flexible Purchase Payment deferred combination fixed and variable annuity Contracts (singly, a "Contract" and collectively, the "Contracts") previously issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York, or by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York. These Contracts are no longer offered for sale, however, you may make additional Purchase Payments as permitted under your Contract. Unless otherwise specified, "we", "us", "our", or a "Company" refers to the applicable issuing Company of a Contract. You, the Contract Owner, should refer to the first page of your Venture variable annuity contract for the name of your issuing Company.



VARIABLE INVESTMENT OPTIONS. You may allocate Contract Values or additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. If you do, we will measure your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity payments according to the investment performance of applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or, in the case of John Hancock New York, applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "Separate Account" and collectively, the "Separate Accounts"). Each Sub-Account invests in one of the following Funds that corresponds to one of the Variable Investment Options that we make available on the date of this Prospectus:



JOHN HANCOCK TRUST

500 Index Trust B
Active Bond Trust
All Cap Core Trust
American Asset Allocation Trust
American Bond Trust
American Growth Trust
American Growth-Income Trust
American International Trust
Blue Chip Growth Trust
Bond Index A
Capital Appreciation
Classic Value
Core Equity
Equity Income
Financial Services
Franklin Templeton Founding Allocation
Trust
Fundamental Value Trust
Global Allocation Trust
Global Bond Trust
Global Trust

JOHN HANCOCK TRUST
Health Sciences Trust
High Yield Trust
Income and Value Trust
Index Allocation Trust
International Core Trust
International Equity Index Trust B
International Opportunities
International Small Cap
International Value Trust
Investment Quality Bond Trust
Lifestyle Aggressive Trust
Lifestyle Balanced Trust
Lifestyle Conservative Trust
Lifestyle Growth Trust
Lifestyle Moderate Trust
Mid Cap Index Trust
Mid Cap Stock Trust
Money Market Trust B Trust
Natural Resources Trust
Pacific Rim Trust
Quantitative All Cap Trust

JOHN HANCOCK TRUST
Quantitative Mid Cap Trust
Quantitative Value Trust
Real Estate Securities Trust
Science and Technology Trust
Small Cap Growth Trust
Small Cap Index Trust
Small Cap Opportunities
Small Cap Value
Small Company Value
Strategic Bond Trust
Total Return Bond Trust
Total Stock Market Index Trust
U.S. Government Securities Trust
U.S. Large Cap Trust
Value Trust

DWS SCUDDER FUNDS
DWS Conservative Allocation VIP
DWS Core Fixed Income VIP
DWS Equity 500 Index VIP
DWS Growth Allocation VIP
DWS Moderate Allocation VIP



CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
ANNUITIES SERVICE CENTER          MAILING ADDRESS           ANNUITIES SERVICE CENTER    MAILING ADDRESS
601 Congress Street               Post Office Box 55230     601 Congress Street         Post Office Box 55013
Boston, Massachusetts 02210-2805  Boston, Massachusetts     Boston, Massachusetts       Boston, Massachusetts
(617) 663-3000 or                 02205-5230                02210-2805                  02205-5013
(800) 344-1029                    www.jhannuities.com       (877) 391-3748 or           www.jhannuitiesnewyork.com
                                                            (800) 551-2078

                                Table of Contents


I. GLOSSARY OF SPECIAL TERMS................................................      1
II. OVERVIEW................................................................      3
III. FEE TABLES.............................................................      7
  EXAMPLES..................................................................      8
  FUNDS.....................................................................     10
  FEEDER FUND...............................................................     12
  MASTER FUND...............................................................     12
      Total                                                                      12
      Operating                                                                  12
      Other                                                                      12
      Total                                                                      12
      Feeder Fund                                                                12
      Expenses                                                                   12
IV. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS.......     15
  THE COMPANIES.............................................................     15
  THE SEPARATE ACCOUNTS.....................................................     16
  THE FUNDS.................................................................     16
  VOTING INTEREST...........................................................     24
V. DESCRIPTION OF THE CONTRACT..............................................     25
  ELIGIBLE PLANS............................................................     25
  ACCUMULATION PERIOD PROVISIONS............................................     25
    Purchase Payments.......................................................     25
    Accumulation Units......................................................     25
    Value of Accumulation Units.............................................     26
    Net Investment Factor...................................................     26
    Transfers Among Investment Options......................................     26
    Maximum Number of Investment Options....................................     27
    Telephone and Electronic Transactions...................................     27
    Special Transfer Services-Dollar Cost Averaging Program.................     28
    Special Transfer Services - Asset Rebalancing Program...................     28
    Withdrawals.............................................................     29
    Special Withdrawal Services - The Income Plan...........................     29
    Optional Guaranteed Minimum Withdrawal Benefits.........................     30
    Death Benefit During the Accumulation Period............................     30
    Optional Enhanced Death Benefits........................................     31
  PAY-OUT PERIOD PROVISIONS.................................................     32
    General.................................................................     32
    Annuity Options.........................................................     32
    Determination of Amount of the First Variable Annuity Benefit Payment...     34
    Annuity Units and the Determination of Subsequent Variable Annuity
        Payments............................................................     34
    Transfers During Pay-out Period.........................................     34
    Death Benefit During Pay-out Period.....................................     35
    Optional Guaranteed Minimum Income Benefits.............................     35
  OTHER CONTRACT PROVISIONS.................................................     35
    Right to Review.........................................................     35
    Ownership...............................................................     35
    Annuitant...............................................................     36
    Beneficiary.............................................................     36
    Modification............................................................     36
    Our Approval............................................................     36
    Misstatement and Proof of Age, Sex or Survival..........................     36
  FIXED INVESTMENT OPTIONS..................................................     36
VI. CHARGES AND DEDUCTIONS..................................................     38
  WITHDRAWAL CHARGES........................................................     38
  ASSET-BASED CHARGES.......................................................     39
    Daily Administration Fee................................................     39
    Distribution Fee........................................................     39
    Mortality and Expense Risks Fee.........................................     39
  REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS........................     39
  PREMIUM TAXES.............................................................     40
VII. FEDERAL TAX MATTERS....................................................     41
  INTRODUCTION..............................................................     41
  OUR TAX STATUS............................................................     41
  SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS..............................     41
  NON-QUALIFIED CONTRACTS...................................................     41
    Undistributed Gains.....................................................     41
    Taxation of Annuity Payments............................................     42
    Surrenders, Withdrawals and Death Benefits..............................     42
    Taxation of Death Benefit Proceeds......................................     42
    Penalty Tax on Premature Distributions..................................     43
    Puerto Rico Non-Qualified Contracts.....................................     43
    Diversification Requirements............................................     43
  QUALIFIED CONTRACTS.......................................................     44
    Penalty Tax on Premature Distributions..................................     45
    Tax-Free Rollovers......................................................     45
    Loans...................................................................     46
    Puerto Rico Contracts Issued to Fund Retirement Plans...................     46
  SEE YOUR OWN TAX ADVISER..................................................     46
VIII. GENERAL MATTERS.......................................................     47
  ASSET ALLOCATION SERVICES.................................................     47
  RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM..................     47
  DISTRIBUTION OF CONTRACTS.................................................     47
    Standard Compensation...................................................     48
    Revenue Sharing and Additional Compensation.............................     48
    Differential Compensation...............................................     48
  CONFIRMATION STATEMENTS...................................................     49
  REINSURANCE ARRANGEMENTS..................................................     49
APPENDIX A: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE....................    A-1
APPENDIX B:  QUALIFIED PLAN TYPES...........................................    B-1
APPENDIX C: OPTIONAL ENHANCED DEATH BENEFITS................................    C-1
APPENDIX D:  OPTIONAL GUARANTEED WITHDRAWAL BENEFITS........................    D-1
  INVESTMENT OPTIONS UNDER GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS.....    D-5
APPENDIX E:  OPTIONAL GUARANTEED MINIMUM INCOME BENEFITS....................    E-1
APPENDIX U:  ACCUMULATION UNIT VALUE TABLES.................................    U-1

We provide additional information about the Contracts and the Separate Accounts, including information on our history, the accumulation unit value tables, services provided to the Separate Account and legal and regulatory matters, in Statements of Additional Information. We filed the Statement of Additional Information with the SEC on the same date as this Prospectus, and incorporate it herein by reference. You may obtain a copy of the current Statement of Additional Information applicable to your Contract without charge upon request by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.


JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

Statement of Additional Information
Table of Contents


General Information and History.............................................      3
Accumulation Unit Value Tables..............................................      3
Services....................................................................      3
         Independent Registered Public Accountant...........................      3
         Servicing Agent....................................................      3
         Principal Underwriter..............................................      3
         Special Compensation and Reimbursement Arrangements................      4
Legal and Regulatory Matters................................................      5
Appendix A: Audited Financial Statements....................................    A-1


JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

Statement of Additional Information
Table of Contents


General Information and History.............................................      3
Accumulation Unit Value Tables..............................................      3
Services....................................................................      3
         Independent Registered Public Accountant...........................      3
         Servicing Agent....................................................      3
         Principal Underwriter..............................................      3
         Special Compensation and Reimbursement Arrangements................      4
Legal and Regulatory Matters................................................      5
Appendix A:  Audited Financial Statements...................................    A-1

                          I. Glossary of Special Terms


The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.

ACCUMULATION PERIOD: The period between the issue date of the Contract and its Maturity Date.


ANNUITANT: Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant", the second person named is referred to as "co-Annuitant". The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant". The "Annuitant" is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.


ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 601 Congress Street Boston, MA 02210-2805.


ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity payments made by us.



ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity payments.


BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: John Hancock USA or John Hancock New York.

CONTINGENT BENEFICIARY: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.


CONTRACT: The variable annuity Contract offered by this Prospectus. If you purchased this annuity under a group Contract, a "Contract" means the certificate issued to you under the group Contract.


CONTRACT ANNIVERSARY: The anniversary of the Contract Date.

CONTRACT DATE: The date of issue of the Contract.

CONTRACT VALUE: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.

DEBT: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.

FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.

FIXED INVESTMENT OPTION: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.


FUND: A series of a registered open-end management investment company which corresponds to a Variable Investment Option.


GENERAL ACCOUNT: All of a Company's assets, other than assets in its Separate Account and any other separate accounts it may maintain.

INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

INVESTMENT OPTIONS: The investment choices available to Contract Owners.

JOHN HANCOCK NEW YORK: John Hancock Life Insurance Company of New York.

JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).

LOAN ACCOUNT: The portion of our General Account that we use for collateral for a loan under certain Qualified Contracts.


MATURITY DATE: The date on which the Pay-out Period commences and we begin to make annuity payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.


NON-QUALIFIED CONTRACT: A Contract which is not issued under a Qualified Plan.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the Ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you". The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.


PAY-OUT PERIOD: The period when we make annuity payments to you following the Maturity Date.


PROSPECTUS: This Prospectus that describes interests in the Contract.

PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract.

QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.

QUALIFIED PLAN: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

RIDER: An optional benefit that you may elect for an additional charge.

SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.

SUB-ACCOUNT: A sub-account of a Separate Account. Each Sub-Account invests in shares of a specific Fund.

UNPAID LOANS: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.

VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.

VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of a Separate Account that invests in shares of a specific Fund.

                                  II. Overview


This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.

Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchased a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract.

WHAT KIND OF CONTRACT IS DESCRIBED IN THIS PROSPECTUS?


The Contract is a flexible Purchase Payment deferred combination fixed and variable annuity Contract between you and a Company. "Deferred payment" means payments by a Company begin on a future date under a Contract. "Variable" means your investment amounts in a Contract may increase or decrease in value daily based upon your investment choices. A Contract provides for the accumulation of your investment amounts and the payment of annuity benefits on a variable and/or fixed basis. Depending on state requirements, we may have issued the Contract under a master group Contract.


We no longer offer the Contracts described in this Prospectus for sale; however, you may make additional Purchase Payments as permitted under your Contract.

WHO ISSUED MY CONTRACT?

Your Contract provides the name of the Company that issued your Contract. In general, John Hancock USA may have issued the Contract in any jurisdiction except New York. John Hancock New York issues the Contract only in New York. Each Company sponsors its own Separate Account.

WHAT ARE SOME BENEFITS OF THE CONTRACT?


The Contract offers tax-deferred treatment of earnings, a death benefit and annuity payments. In most cases, no income tax will have to be paid on your earning under the Contract until these earnings are paid out. We will pay a death benefit to your Beneficiary if you die during the Accumulation Period. Generally, the amount of the death benefit will be the greater of: (a) the Contract Value or (b) the sum of all Purchase Payments made, less any amounts deducted in connection with partial withdrawals. We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity payments will begin on the Maturity Date. You select the Maturity Date, the frequency of payment and the type of annuity benefit payment option. Annuity payments are made to the Annuitant.


HOW DOES THE CONTRACT WORK?


Under the Contract, you make one or more Purchase Payments to a Company for a period of time, known as the Accumulation Period. Later, beginning on the Contract's Maturity Date, that Company makes one or more annuity payments under the Contract, known as the Pay-out Period. Your Contract Value during the Accumulation Period and the amounts of annuity payments during the Pay-out Period may either be variable or fixed, depending upon your investment choices.


HOW CAN I INVEST MONEY IN THE CONTRACT?

We use the term Purchase Payment to refer to the investments you make in the Contract. We required you to pay at least $10,000 to purchase a Contract. Each subsequent Purchase Payment must be at least $30. Additional Purchase Payments generally may be made at any time.

If a Purchase Payment causes your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the Purchase Payment.

WHAT ARE MY INVESTMENT CHOICES?

There are two main types of Investment Options: Variable Investment Options and Fixed Investment Options.


VARIABLE INVESTMENT OPTIONS. You may invest in any of the Variable Investment Options. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Fund. The Fund Prospectus contains a full description of a Fund. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in a Fund directly and reinvested all Fund dividends and distributions in additional shares. Your Contract Value during the Accumulation Period and the amounts of annuity payments will depend upon the investment performance of the underlying Fund of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.


Allocating assets only to one or a small number of the Variable Investment Options (other than the Asset Allocation Funds) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related businesses, including internet-related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.

FIXED INVESTMENT OPTIONS. Currently, we do not make available any Fixed Investment Options, other than the DCA Fixed Investment Option. If available, the amount you've invested in a Fixed Investment Option will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option you select. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to the Investment Account for the term of any guarantee period we may make available.

HOW CAN I CHANGE MY INVESTMENT CHOICES?


ALLOCATION OF PURCHASE PAYMENTS. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change this investment allocation for future Purchase Payments at any time (except under a Rider - see Appendix D - "Optional Guaranteed Minimum Withdrawal Benefits").


TRANSFERS AMONG INVESTMENT OPTIONS. During the Accumulation Period, you may transfer your investment amounts among Investment Options without charge, subject to certain restrictions described below and in the section entitled "Transfers Among Investment Options". During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in the section entitled "Transfers During Pay-out Period". However, during the Pay-out Period, you may not transfer from a Variable Investment Option to a Fixed Investment Option, or from a Fixed Investment Option to a Variable Investment Option.

The Variable Investment Options can be a prime target for abusive transfer activity. Long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Fund to increased Fund transaction costs (affecting the value of the shares) and/or disruption to the corresponding Fund manager's ability to effectively manage such corresponding Fund, both of which may result in dilution with respect to interests held for long-term investment. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions described in more detail in this Prospectus. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.


In addition to the transfer restrictions that we impose, the John Hancock Trust and DWS Scudder Funds also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Fund may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to a Fund upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.


CAN I TAKE OUT ANY OF MY MONEY?

During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we will treat your withdrawal request as a request to withdraw all of your Contract Value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax.

WHAT TYPES OF OPTIONAL BENEFIT RIDERS MAY HAVE BEEN AVAILABLE TO ME UNDER THE CONTRACT?

This Prospectus provides information about optional benefit Riders that you may have elected when you purchased a Contract. These Riders were not available in all states, and may not have been available when you purchased the Contract. If you elected any of these Riders, you will pay the additional charge shown in the Fee Tables. You should review your Contract carefully to determine which of the following optional benefit Riders, if any, you purchased:

We describe the following optional benefit Riders in the Appendices to this
Prospectus:

Appendix C:  Optional Enhanced Death Benefits


            -     Annual Step-up Death Benefit.


            - Enhanced Earnings Death Benefit - not offered in New York or Washington;

            - Accelerated Beneficiary Protection Death Benefit - not offered in New York or Washington.

Appendix D:  Optional Guaranteed Minimum Withdrawal Benefits

            -     Guaranteed Principal Plus;

            -     Guaranteed Principal Plus for Life.


If you elected to purchase any of these guaranteed minimum withdrawal benefit Riders, you may invest your Contract Value only in the Investment Options we make available for these benefits (See Appendix D). We also reserve the right to impose additional restrictions on Investment Options at any time.


Appendix E: Optional Guaranteed Minimum Income Benefits

            -     Guaranteed Retirement Income Benefits - offered by John
                  Hancock USA;

            - Guaranteed Retirement Income Benefits - offered by John Hancock New York.

WHAT CHARGES DO I PAY UNDER THE CONTRACT?

Your Contract has asset-based charges to compensate us primarily for our administrative and distribution expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to assets you have in a Fixed Investment Option. We take the deduction proportionally from each Variable Investment Options you are then using. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options based on your value in each.

If you withdraw some of your Purchase Payments from your Contract prior to the Maturity Date, or if you surrender (turn in) your Contract, in its entirety, for cash prior to the Maturity Date, we may assess a withdrawal charge. The amount of this charge will depend on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

            - full or partial withdrawals (including surrenders and systematic withdrawals);

            -     payment of any death benefit proceeds; and

            -     periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

            -     the type of the distribution;


            -     when the distribution is made;



            - the nature of any Qualified Plan for which the Contract is being used; and



            -     the circumstances under which the payments are made.


If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.

Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a Contract before you reach age 59-1/2. Also, most Qualified Plans require that distributions from a Contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the Contract.

IF YOU PURCHASED THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLAN INVESTS IN MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS AND PROTECTION THROUGH LIVING GUARANTEES, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.

We provide additional information on taxes in the "VII. Federal Tax Matters" section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.


CAN I RETURN MY CONTRACT?

In most cases, you had the right to cancel your Contract within 10 days (or longer in some states) after you received it. In most states, you would have received a refund equal to the Contract Value (minus any Unpaid Loans) on the date of cancellation, and increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract was issued as an "IRA," you would have received a refund of any Purchase Payments you made. The date of cancellation is the date we receive the Contract.

WILL I RECEIVE A CONFIRMATION STATEMENT?

We will send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

                                 III. Fee Tables



The following tables describe the fees and expenses that you will pay when buying, owning and surrendering a Wealthmark ML3 Contract. The tables also describe the fees and expenses for optional benefit Riders that were available for certain time periods. The items listed under "Contract Owner Transaction Expenses" and "Periodic Fees and Expenses Other than Fund Expenses" are more completely described in this Prospectus under "VI. Charges and Deductions". The items listed under "Total Annual Fund Operating Expenses" are described in detail in the Fund prospectuses. Unless otherwise shown, the tables entitled "Contract Owner Transaction Expenses" and "Periodic Fees and Expenses Other than Fund Expenses" show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).


THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.


                      CONTRACT OWNER TRANSACTION EXPENSES(1)



MAXIMUM WITHDRAWAL CHARGE
(as percentage of Purchase Payments)(2)
     First Year                             6%
     Second Year                            5%
     Third Year                             4%
     Thereafter                             0%

TRANSFER FEE(3)                            $25
      Maximum Fee                          $ 0
      Current Fee


----------

(1) State premium taxes may also apply to your Contract, which currently range from 0.50% to 4.00% of each Purchase Payment (See "VIII. General Matters - Premium Taxes").



(2) The charge is taken within the specified period of years measured from the date of payment.



(3) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE ANNUAL FUND OPERATING EXPENSES.

               PERIODIC FEES AND EXPENSES OTHER THAN FUND EXPENSES


                                                                              JOHN HANCOCK USA   JOHN HANCOCK NEW YORK
ANNUAL CONTRACT FEE                                                               $   0                $    0

ANNUAL SEPARATE ACCOUNT EXPENSES(1)

Mortality and expense risks fee                                                    1.25%                 1.25%
Distribution fee                                                                   0.25%                 0.25%
Daily Administration fee- asset based                                              0.15%                 0.15%
                                                                                  -----                 -----
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                                             1.65%                 1.65%
(With No Optional Riders Reflected)

OPTIONAL BENEFITS

FEES DEDUCTED FROM SEPARATE ACCOUNT

Optional Annual Step-up Death Benefit Fee(2)                                       0.20%                 0.20%
Optional Enhanced Earnings Death Benefit Benefit Fee                               0.20%              not offered
                                                                                  -----               -----------
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                                             2.05%                 1.85%
(With Annual Step-up Death Benefit and Enhanced Earnings Death Benefit fee
reflected, as applicable)

FEES DEDUCTED FROM CONTRACT VALUE

Optional Guaranteed Minimum Withdrawal Benefits(3)
(as a percentage of Adjusted Guaranteed Withdrawal Balance)
         Maximum Fee                                                               0.75%                 0.75%
         Current Fee - Guaranteed Principal Plus for Life                          0.40%                 0.40%
         Current Fee - Guaranteed Principal Plus                                   0.30%                 0.30%
Optional Guaranteed Minimum Income Programs(4)
(as a percentage of Income Base)
         Guaranteed Retirement Income Benefit II                                   0.45%                 0.45%
         Guaranteed Retirement Income Benefit III                                  0.50%              not offered

Optional Accelerated Beneficiary Protection Death Benefit(5)                       0.50%              not offered
(as a percentage of Accelerated Beneficiary Protection Death Benefit)


----------

(1) A daily charge reflected as a percentage of the Variable Investment Options unless otherwise noted.



(2) The charge for the optional Annual Step-up Death Benefit is 0.05% of the value of the Variable Investment Options if you purchased the Rider from John Hancock USA prior to May 2003 or from John Hancock New York prior to August 2005.



(3) The current charge is 0.40% for Guaranteed Principal Plus for Life and 0.30% for Guaranteed Principal Plus. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-Up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.



(4) Guaranteed Retirement Income Benefits could not be purchased if you elected to purchase Guaranteed Principal Plus. Availability varied by state and when you purchased your Contract. See Appendix E for availability.



(5) Subject to state availability, John Hancock USA offered the Accelerated Beneficiary Protection Death Benefit from December, 2003 through December 2004. This option benefit could not be purchased, however, if you elected to purchase Guaranteed Principal Plus, Guaranteed Retirement Income Benefit II or Guaranteed Retirement Income Benefit III.


THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS.


TOTAL ANNUAL FUND OPERATING EXPENSES(1)                             MINIMUM   MAXIMUM
---------------------------------------                             -------   -------
Range of expenses that are deducted from Fund assets, including
management fees, Rule 12b-1 fees, and other expenses                 0.25%     1.40%


(1) The minimum and maximum expenses shown do not include any expense reimbursements or fee waivers. If such reimbursements or waivers were reflected, the minimum and maximum expenses would be 0.09% and 1.40%, respectively. Expense reimbursements and waivers may be terminated at any time.

EXAMPLES

The following examples are intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses. Examples 1 and 2 pertain to Wealthmark ML3 Contracts with optional benefit Riders and Example 3 pertains to Wealthmark ML3 Contracts without optional benefit Riders.

EXAMPLE 1. Maximum Fund operating expenses - Wealthmark ML3 Contract with optional benefit Riders


WEALTHMARK ML3 CONTRACT WITH OPTIONAL BENEFIT RIDERS. The following example assumes that you invest $10,000 in a John Hancock USA Contract with the Annual Step-up Death Benefit, Enhanced Earnings Death Benefit and Guaranteed Principal Plus for Life optional Riders. For John Hancock New York, this example assumes that you invest in a Contract with the Annual Step-up Death Benefit and Guaranteed Principal Plus for Life Riders. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



JOHN HANCOCK USA
ANNUAL STEP-UP DEATH BENEFIT, ENHANCED EARNINGS DEATH BENEFIT AND
PRINCIPAL PLUS FOR LIFE


                                                        1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                        ------  -------  -------  --------
If you surrender the Contract at the end of the
applicable time period:                                 $1,482  $ 3,088  $ 4,449   $ 7,992
If you annuitize, or do not surrender the Contract
at the end of the applicable time period:               $  966  $ 2,781  $ 4,449   $ 7,992

JOHN HANCOCK NEW YORK
ANNUAL STEP-UP DEATH BENEFIT AND GUARANTEED PRINCIPAL PLUS FOR LIFE

                                                        1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                        ------  -------  -------  --------
If you surrender the Contract at the end of the
applicable time period:                                 $1,464  $ 3,041  $ 4,379   $7,901
If you annuitize, or do not surrender the Contract
at the end of the applicable time period:               $  947  $ 2,732  $ 4,379   $7,901

EXAMPLE 2. Maximum Fund operating expenses- Wealthmark ML3 Contract with previously offered optional benefit Riders:


WEALTHMARK ML3 CONTRACT WITH PREVIOUSLY OFFERED OPTIONAL BENEFIT RIDERS. The following example assumes that you invest $10,000 in a John Hancock USA Contract with the Annual Step-up Death Benefit, Enhanced Earnings Death Benefit and the previously offered Guaranteed Retirement Income Benefit III optional benefit rider. For John Hancock New York, this example assumes you invest in a Contract with the Annual Step-up Death Benefit and Guaranteed Retirement Income Benefit II Riders. This example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



JOHN HANCOCK USA
ANNUAL STEP-UP DEATH BENEFIT, ENHANCED EARNINGS DEATH BENEFIT AND
GUARANTEED RETIREMENT INCOME BENEFIT III


                                                        1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                        ------  -------  -------  --------
If you surrender the Contract at the end of the
applicable time period:                                 $1,455  $ 3,015  $ 4,331   $7,849
If you annuitize, or do not surrender the Contract
at the end of the applicable time period:               $  940  $ 2,706  $ 4,331   $7,849


JOHN HANCOCK NEW YORK
ANNUAL STEP-UP DEATH BENEFIT AND GUARANTEED RETIREMENT INCOME BENEFIT II


                                                        1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                        ------  -------  -------  --------
If you surrender the Contract at the end of the
applicable time period:                                 $1,433  $ 2,956  $ 4,244   $7,739
If you annuitize, or do not surrender the Contract
at the end of the applicable time period:               $  916  $ 2,645  $ 4,244   $7,739

EXAMPLE 3. Minimum Fund operating expenses - Wealthmark ML3 Contract with no optional Riders:

WEALTHMARK ML3 CONTRACT WITH NO OPTIONAL BENEFIT RIDERS. The third example assumes that you invest $10,000 in a Contract, but with no optional Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JOHN HANCOCK USA AND JOHN HANCOCK NEW YORK
NO OPTIONAL BENEFIT RIDERS

                                                        1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                        ------  -------  -------  --------
If you surrender the Contract at the end of the
applicable time period:                                 $  795  $ 1,130  $ 1,263  $  2,694
If you annuitize, or do not surrender the Contract
at the end of the applicable time period:               $  240  $   738  $ 1,263  $  2,694


THE FOLLOWING TABLE DESCRIBES TO OPERATING EXPENSES FOR EACH OF THE FUNDS, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE.



                                                                 ACQUIRED
                                                                 FUND FEES    TOTAL       CONTRACTUAL      NET
                           MANAGEMENT                OTHER          AND     OPERATING       EXPENSE     OPERATING
FUNDS                         FEES     12b-1 FEES  EXPENSES(1)   EXPENSES   EXPENSES(2)  REIMBURSEMENT  EXPENSES
------------------------   ----------  ----------  -----------   ---------  -----------  -------------  ---------
500 INDEX B(3)
NAV Class                     0.46%       0.00%      0.03%         0.00%      0.49%          0.24%        0.25%
ACTIVE BOND
Series II Class               0.60%       0.25%      0.04%         0.00%      0.89%          0.00%        0.89%
ALL CAP CORE
Series II Class               0.78%       0.25%      0.05%         0.00%      1.08%          0.00%        1.08%
BLUE CHIP GROWTH(4)
Series II Class               0.81%       0.25%      0.02%         0.00%      1.08%          0.00%        1.08%
BOND INDEX A
Series II Class               0.47%       0.25%      0.08%         0.00%      0.80%          0.00%        0.80%
CAPITAL APPRECIATION
Series II Class               0.75%       0.25%      0.03%         0.00%      1.03%          0.00%        1.03%
CLASSIC VALUE
Series II Class               0.80%       0.25%      0.11%         0.00%      1.16%          0.00%        1.16%
CORE EQUITY
Series II Class               0.78%       0.25%      0.05%         0.00%      1.08%          0.00%        1.08%
EQUITY-INCOME(4)
Series II Class               0.81%       0.25%      0.03%         0.00%      1.09%          0.00%        1.09%
FINANCIAL SERVICES
Series II Class               0.82%       0.25%      0.04%         0.00%      1.11%          0.00%        1.11%
FRANKLIN TEMPLETON
  FOUNDING
  ALLOCATION(5,6)
Series II Class               0.05%       0.25%      0.07%         0.97%      1.34%          0.09%        1.25%
FUNDAMENTAL VALUE
Series II Class               0.77%       0.25%      0.04%         0.00%      1.06%          0.00%        1.06%
GLOBAL ALLOCATION
Series II Class               0.85%       0.25%      0.12%         0.00%      1.22%          0.00%        1.22%
GLOBAL BOND
Series II Class               0.70%       0.25%      0.10%         0.00%      1.05%          0.00%        1.05%
GLOBAL(7,8)
Series II Class               0.82%       0.25%      0.14%         0.00%      1.21%          0.00%        1.21%
HEALTH SCIENCES(4)
Series II Class               1.05%       0.25%      0.09%         0.00%      1.39%          0.00%        1.39%

                                                                 ACQUIRED
                                                                 FUND FEES    TOTAL       CONTRACTUAL      NET
                           MANAGEMENT                OTHER          AND     OPERATING       EXPENSE     OPERATING
FUNDS                         FEES     12b-1 FEES  EXPENSES(1)   EXPENSES   EXPENSES(2)  REIMBURSEMENT  EXPENSES
------------------------   ----------  ----------  -----------   ---------  -----------  -------------  ---------
HIGH YIELD
Series II Class               0.66%       0.25%      0.05%         0.00%      0.96%          0.00%        0.96%
INCOME & VALUE
Series II Class               0.79%       0.25%      0.07%         0.00%      1.11%          0.00%        1.11%
INDEX ALLOCATION(9)
Series II Class               0.05%       0.25%      0.09%         0.53%      0.92%          0.12%        0.80%
INTERNATIONAL CORE
Series II Class               0.89%       0.25%      0.10%         0.00%      1.24%          0.00%        1.24%
INTERNATIONAL EQUITY
  INDEX B
NAV Class(3)                  0.53%       0.00%      0.04%         0.00%      0.57%          0.23%        0.34%
INTERNATIONAL
  OPPORTUNITIES
Series II Class               0.89%       0.25%      0.11%         0.00%      1.25%          0.00%        1.25%
INTERNATIONAL SMALL CAP
Series II Class               0.92%       0.25%      0.19%         0.00%      1.36%          0.00%        1.36%
INTERNATIONAL VALUE(7)
NAV Class                     0.82%       0.00%      0.11%         0.00%      0.93%          0.00%        0.93%
INVESTMENT QUALITY BOND
Series II Class               0.60%       0.25%      0.07%         0.00%      0.92%          0.00%        0.92%
LIFESTYLE AGGRESSIVE
Series II Class               0.04%       0.25%      0.02%         0.90%      1.21%          0.00%        1.21%
LIFESTYLE BALANCED
Series II Class               0.04%       0.25%      0.01%         0.84%      1.14%          0.00%        1.14%
LIFESTYLE CONSERVATIVE
Series II Class               0.04%       0.25%      0.02%         0.78%      1.09%          0.00%        1.09%
LIFESTYLE GROWTH
Series II Class               0.04%       0.25%      0.01%         0.87%      1.17%          0.00%        1.17%
LIFESTYLE MODERATE
Series II Class               0.04%       0.25%      0.02%         0.81%      1.12%          0.00%        1.12%
MID CAP INDEX
Series II Class               0.48%       0.25%      0.04%         0.00%      0.77%          0.00%        0.77%
MID CAP STOCK
Series II Class               0.84%       0.25%      0.04%         0.00%      1.13%          0.00%        1.13%
MONEY MARKET B
NAV Class(3)                  0.50%       0.00%      0.01%         0.00%      0.51%          0.23%        0.28%
NATURAL RESOURCES
Series II Class               1.00%       0.25%      0.06%         0.00%      1.31%          0.00%        1.31%
PACIFIC RIM
Series II Class               0.80%       0.25%      0.21%         0.00%      1.26%          0.00%        1.26%
QUANTITATIVE ALL CAP
Series II Class               0.71%       0.25%      0.05%         0.00%      1.01%          0.00%        1.01%
QUANTITATIVE MID CAP
Series II Class               0.74%       0.25%      0.13%         0.00%      1.12%          0.00%        1.12%
QUANTITATIVE VALUE
Series II Class               0.68%       0.25%      0.05%         0.00%      0.98%          0.00%        0.98%
REAL ESTATE SECURITIES
Series II Class               0.70%       0.25%      0.03%         0.00%      0.98%          0.00%        0.98%
SCIENCE & TECHNOLOGY
Series II Class               1.05%       0.25%      0.09%         0.00%      1.39%          0.00%        1.39%
SMALL CAP GROWTH
Series II Class               1.07%       0.25%      0.08%         0.00%      1.40%          0.00%        1.40%

                                                                 ACQUIRED
                                                                 FUND FEES    TOTAL       CONTRACTUAL      NET
                           MANAGEMENT                OTHER          AND     OPERATING       EXPENSE     OPERATING
FUNDS                         FEES     12b-1 FEES  EXPENSES(1)   EXPENSES   EXPENSES(2)  REIMBURSEMENT  EXPENSES
------------------------   ----------  ----------  -----------   ---------  -----------  -------------  ---------
SMALL CAP INDEX
Series II Class               0.48%       0.25%      0.04%         0.00%      0.77%          0.00%        0.77%
SMALL CAP OPPORTUNITIES
Series II Class               0.99%       0.25%      0.03%         0.00%      1.27%          0.00%        1.27%
SMALL CAP VALUE
Series II Class               1.06%       0.25%      0.06%         0.00%      1.37%          0.00%        1.37%
SMALL COMPANY VALUE
Series II Class               1.02%       0.25%      0.05%         0.00%      1.32%          0.00%        1.32%
STRATEGIC BOND
Series II Class               0.68%       0.25%      0.07%         0.00%      1.00%          0.00%        1.00%
TOTAL RETURN
Series II Class               0.70%       0.25%      0.06%         0.00%      1.01%          0.00%        1.01%
TOTAL STOCK MARKET INDEX
Series II Class               0.49%       0.25%      0.03%         0.00%      0.77%          0.00%        0.77%
U.S. GOVERNMENT
  SECURITIES(10)
Series II Class               0.61%       0.25%      0.08%         0.00%      0.94%          0.00%        0.94%
U.S. LARGE CAP
Series II Class               0.83%       0.25%      0.03%         0.00%      1.11%          0.00%        1.11%
VALUE
Series II Class               0.74%       0.25%      0.04%         0.00%      1.03%          0.00%        1.03%


----------

* See notes following tables.



                                                FEEDER FUND                           MASTER FUND
                           ----------------------------------------------  --------------------------------
                                                                                                                TOTAL
                                                                TOTAL                                        MASTER FUND &
                           MANAGEMENT               OTHER     OPERATING    MANAGEMENT               OTHER     FEEDER FUND
FUNDS                         FEES     12b-1 FEES  EXPENSES   EXPENSES(2)   FEES(11)   12b-1 FEES  EXPENSES    EXPENSES
-----------------------    ----------  ----------  --------   -----------  ----------  ----------  --------  -------------
AMERICAN ASSET
  ALLOCATION TRUST(3,2)
Series II Class              0.00%       0.75%      0.03%        0.78%        0.34%       0.00%     0.01%         1.13%
AMERICAN BOND TRUST(2)
Series II Class              0.00%       0.50%      0.03%        0.53%        0.43%       0.25%     0.01%         1.22%
AMERICAN GROWTH TRUST
Series II Class              0.00%       0.50%      0.03%        0.53%        0.33%       0.25%     0.02%         1.13%
AMERICAN GROWTH-INCOME
  TRUST
Series II Class              0.00%       0.50%      0.03%        0.53%        0.28%       0.25%     0.01%         1.07%
AMERICAN INTERNATIONAL
  TRUST
Series II Class              0.00%       0.50%      0.03%        0.53%        0.52%       0.25%     0.05%         1.35%


----------

* See notes following tables.

                                                                                  TOTAL     CONTRACTUAL
                                 MANAGEMENT  12b-1   OTHER      ACQUIRED FUND   OPERATING     EXPENSE      NET OPERATING
                                    FEES      FEES  EXPENSES   FEES & EXPENSES   EXPENSES  REIMBURSEMENT      EXPENSES
                                 ----------  -----  --------   ---------------  ---------  -------------   -------------
DWS VIT FUNDS:
DWS EQUITY 500 INDEX
VIP(12,13)                         0.28%     0.25%    0.00%          --            0.53%         --             0.53%
DWS VARIABLE SERIES II:
DWS CONSERVATIVE ALLOCATION
VIP(14,15,16)                      0.11%     0.25%    0.39%          --            0.75%         --             0.75%
DWS CORE FIXED INCOME VIP(17)      0.59%     0.25%    0.22%          --            1.06%         --             1.06%
DWS GROWTH ALLOCATION VIP(14)      0.15%     0.25%    0.22%          --            0.62%         --             0.62%
DWS MODERATE ALLOCATION VIP(14)    0.15%     0.25%    0.22%          --            0.62%         --             0.62%



FOOTNOTES TO EXPENSE TABLE:



(1) The Adviser has voluntarily agreed to limit Other Expenses as described under "Management of JHT -- Advisory Fee Waivers and Expense Reimbursements." The Adviser may terminate this limitation at any time upon notice to JHT.



(2) The "Total Operating Expenses" include fees and expenses incurred indirectly by a Fund as a result of its investment in other investment companies (each, an "Acquired Fund"). The Total Fund Annual Expenses shown may not correlate to the Fund's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund fees and expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Fund's current fiscal year.



(3) JHT sells shares of these Funds only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company (U.S.A.) and its affiliates. Each Fund is subject to an expense cap pursuant to an agreement between JHT and the Adviser. The fees in the table reflect such expense cap. The expense cap is as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the Fund) in an amount so that the rate of the Fund's "Net Operating Expenses" does not exceed the rate noted in the table above under "Net Operating Expenses." A Fund's "Annual Operating Expenses" includes all of its operating expenses including advisory fees and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses of the Fund not incurred in the ordinary course of the Fund's business. Under the agreement, the Adviser's obligation to provide the expense cap with respect to a particular Fund will remain in effect until May 1, 2008 and will terminate after that date only if JHT, without the prior written consent of the Adviser, sells shares of the Fund to (or has shares of the Fund held by) any person other than the variable life insurance or variable annuity insurance separate accounts of John Hancock Life Insurance Company (U.S.A.) or any of its affiliates that are specified in the agreement.



(4) The Adviser has voluntarily agreed to waive a portion of its advisory fee for each of these T. Rowe Price subadvised funds as described under "Management of JHT -- Advisory Fee Waivers and Expense Reimbursements." The Adviser may terminate this waiver at any time upon notice to JHT.



(5) For Funds that have not started operations or have operations of less than six months as of December 31, 2006, expenses are based on estimates of expenses are expected to be incurred over the next year.



(6) The Franklin Templeton Founding Allocation Trust is subject to an expense reimbursement as noted under "Management of JHT -- Advisory Fee Waivers and Expense Reimbursements." This contractual expense reimbursement will remain in effect until May 1, 2008, but may be terminated any time after May 1, 2008. If expenses were not reimbursed, expenses reflected in the table would be higher. The Franklin Templeton Founding Allocation Trust currently invests in the Global Trust, the Mutual Shares Trust and the Income Trust. The expenses of each of these funds are set forth above.



(7) The Adviser has voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the Global Trust and the International Value Trust Fund does not exceed 0.45% of the Fund's average net assets. For the year ended December 31, 2006, the effective annual advisory fees reflecting these waivers for the Global Trust and the International Value Trust were 0.80% and 0.80%, respectively. The Net Operating Expenses for Global Trust Series NAV, Series I, Series II reflecting these waivers were 0.94%, 0.99% and 1.19%, respectively; and for International Value Trust Series NAV, Series I and Series II reflecting these waivers were 0.91%, 0.96% and 1.16%, respectively. These advisory fee waivers may be rescinded at any time.



(8) The Adviser has contractually agreed to limit "Other Expenses" as described under "Management of JHT -- Adviser Fee Waivers and Reimbursement." The limit will remain in effect until May 1, 2008.



(9) The Adviser has contractually agreed to reimburse expenses of the Index Allocation Trust as described under "Management of JHT - Contractual Expense Limit" until May 1, 2008.



(10) The advisory fees were changed during the previous fiscal year. Rates shown reflect what the advisory fees would have been during the fiscal year 2006 had the new rates been in effect for the whole year.



(11) Capital Research Management Company (the adviser to the master fund for each of the JHT feeder funds) is waiving a portion of its management fee. The fees shown do not reflect the waiver. Please see the financial highlights table in the American Funds prospectus or annual report for further information.



(12)  Includes 0.10% administration fee.

(13) Pursuant to their respective agreements with DWS VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2009, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to the following amounts, 0.28% for Class A, 0.53% for Class B and 0.63% for Class B2 shares.



(14) This table describes the fees and expenses that you may directly pay if you buy and hold Portfolio shares. The Portfolio will also indirectly bear its proportionate share of fees and expenses incurred by the underlying Portfolios in which the Portfolio is invested. These indirect fees and expenses are not reflected in the table above.



(15) Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2010, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described Portfolios to the amounts set forth after the Portfolio names, A and B share-classes, respectively: DWS Conservative Allocation VIP - Class B (.75%), DWS Dreman High Return Equity VIP(.78%, 1.15%).



(16) Restated on an annualized basis to reflect acquisition of Income Allocation VIP on September 15, 2006.



(17) Management fees have been restated to reflect the new fee schedule effective October 1, 2006.


We include a Table of Accumulation Unit Values relating to the Contracts in Appendix U to this Prospectus.

LOCATION OF FINANCIAL STATEMENTS. Our financial statements and those of the respective Separate Account may be found in the Statements of Additional Information.

IV. General Information about Us, the Separate Accounts and the Funds


THE COMPANIES

We are subsidiaries of Manulife Financial Corporation.

Your Contract is issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.

John Hancock USA, formerly known as "The Manufacturers Life Insurance Company (U.S.A.)," is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805.

John Hancock New York, formerly known as "The Manufacturers Life Insurance Company of New York," is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla New York 10595. John Hancock New York also has an Annuities Service Center at 601 Congress Street, Boston, Massachusetts 02210-2805.

The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation's acquisition of John Hancock Financial Services, Inc.

John Hancock USA and John Hancock New York have received the following ratings from independent rating agencies:

A++                     Superior companies have a very strong
A.M. Best               ability to meet their obligations; 1st
                        category of 16

AA+                     Very strong capacity to meet
Fitch                   policyholder and contract obligations;
                        2nd category of 24


AAA                     Extremely strong financial security
Standard & Poor's       characteristics; 1st category of 21


John Hancock USA has also received the following rating from Moody's:

Aa2                      Excellent in financial strength; 3rd
Moody's                  category of 21

These ratings, which are current as of the date of this Prospectus and are subject to change, are assigned as a measure of John Hancock USA's and John Hancock New York's ability to honor any guarantees provided by the Contract and any applicable optional Riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Fund.


With respect to the fixed portion of the Contracts issued by John Hancock USA, The Manufacturers Life Insurance Company unconditionally guarantees to make funds available to John Hancock USA for the timely payment of contractual claims under certain John Hancock USA Fixed Annuity Contracts pursuant to a Guarantee Agreement dated March 31, 1996. The guarantee may be terminated by The Manufacturers Life Insurance Company upon notice to John Hancock USA. Termination will not affect The Manufacturers Life Insurance Company's continuing liability with respect to all Fixed Annuity contracts and Fixed Investment Options issued by John Hancock USA prior to the termination of the guarantee except if:



            - the liability to pay contractual claims under the Contracts is assumed by another insurer; or


           - we are sold and the buyer's guarantee is substituted for The Manufacturers Life Insurance Company's guarantee.

THE SEPARATE ACCOUNTS

We use our Separate Accounts to support the Variable Investment Options you choose.

You do not invest directly in the Funds made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Fund through one of our Separate Accounts. We hold the Fund's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Fund) of the applicable Separate Account. A Separate Account's assets (including the Fund's shares) belong to the Company that maintains that Separate Account.

For Contracts issued by John Hancock USA, we purchase and hold Fund shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H. John Hancock USA, then known as "The Manufacturers Life Insurance Company (U.S.A.)," became the owner of this Separate Account in a merger transaction with The Manufacturers Life Insurance Company of North America ("Manulife North America") on January 1, 2002. Manulife North America initially established Separate Account H on August 24, 1984 as a separate account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a Separate Account under the laws of Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H, and assumed all of Manulife North America's obligations including those under its contracts. The merger had no other effects on the terms and conditions of contracts issued prior to January 1, 2002.

For Contracts issued by John Hancock New York, we purchase and hold Fund shares in John Hancock Life Insurance Company of New York Separate Account A. John Hancock New York established this Separate Account on March 4, 1992 as a separate account under the laws of New York.

The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company's other income, gains, or losses. Nevertheless, all obligations arising under a Company's Contracts are general corporate obligations of that Company. Assets of a Separate Accounts may not be charged with liabilities arising out of any of the respective Company's business.

We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.

We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company's Separate Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

THE FUNDS


When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Accounts and it invests in shares of a corresponding Fund of John Hancock Trust.



THE FUNDS IN THE SEPARATE ACCOUNTS ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Funds are only available to you as Investment Options in the Contracts or, in some cases, through other Variable Annuity Contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Funds also may be available through participation in certain qualified pension or retirement plans.



The Funds' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Fund described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE FUNDS HELD IN OUR SEPARATE ACCOUNTS.



The table in the Fee Tables section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Fund shares as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 2006, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Funds are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any Separate Account Investment Options you select.

Each of the above mutual funds are so-called "series" type mutual funds and each is registered under the 1940 Act as an open-end management investment company. John Hancock Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Funds. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.


The John Hancock Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a Subadviser for a Fund or the fees paid to Subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS LLC to appoint a Subadviser that is an affiliate of JHIMS LLC or the John Hancock Trust (other than by reason of serving as Subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.


If shares of a Fund are no longer available for investment or in our judgment investment in a Fund becomes inappropriate, we may eliminate the shares of a Fund and substitute shares of another Fund, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).


The Funds pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Funds. The amount of this compensation is based on a percentage of the assets of the Fund attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Fund to Fund and among classes of shares within a Fund. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Fund's assets and paid for the services we or our affiliates provide to that Fund. In addition, compensation payments of up to 0.50% of assets may be made by a Fund's investment adviser or its affiliates. Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Fund Operating Expenses table.



Each of the John Hancock Trust's Index Allocation, Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Funds ("JHT Funds of Funds") are "fund-of funds" that invest in other underlying funds. The Prospectuses for each of the JHT Funds of Funds contain a description of the underlying funds for the Fund, and associated investment risks.


You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Funds that we make available under the Contracts. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS (INCLUDING THE PROSPECTUS FOR A MASTER FUND FOR ANY OF THE FUNDS THAT ARE OPERATED AS "FEEDER FUNDS"), WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.


                                                JOHN HANCOCK TRUST

  We show the Fund's manager (i.e., Subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.

 The Funds available may be restricted if you purchase a guaranteed minimum withdrawal benefit rider (See Optional Benefits).

CAPITAL GUARDIAN TRUST COMPANY
       Income & Value Trust                          Seeks the balanced accomplishment of (a) conservation of principal and (b)
                                                     long-term growth of capital and income. To do this, the Fund invests its assets in both equity and fixed income securities based on the expected returns of the portfolios.

       U.S. Large Cap Trust                          Seeks long-term growth of capital and income. To do this, the Fund invests at least 80% of its net assets in equity and equity-related securities of quality large-cap U.S. companies that will outperform their peers over time.

CAPITAL RESEARCH AND MANAGEMENT COMPANY  (Adviser to the American Fund Insurance Series)
          American Asset Allocation  Trust           Seeks to provide high total return (including income and capital gains)
                                                     consistent with preservation of capital over the long term. To do this, the Fund invests all of its assets in the master fund, Class 1 shares of the American Funds Insurance Series Asset Allocation Fund, which invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments.

CAPITAL RESEARCH AND MANAGEMENT COMPANY  (Adviser to the American Fund Insurance Series)
       American Bond Trust                           Seeks to maximize current income and preserve capital. To do this, the
                                                     Fund invests all of its assets in the master fund, Class 2 shares of the
                                                     American Funds Insurance Series Bond Fund, which normally invests at least
                                                     80% of its assets in bonds, with at least 65% in investment-grade debt securities and up to 35% in lower rated fixed income securities.

                                                JOHN HANCOCK TRUST

  We show the Fund's manager (i.e., Subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.

CAPITAL RESEARCH AND MANAGEMENT COMPANY  (Adviser to the American Fund Insurance Series) - Continued
       American Growth-Income Trust                  Seeks to make the shareholders' investments grow and to provide the shareholder with income over time. To do this, the Fund invests all of its assets in the master fund, Class 2 shares of the American Funds
                                                     Insurance Series Growth-Income, which invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

       American Growth Trust                         Seeks to make the shareholders' investment grow. To do this, the Fund invests all of its assets in the master fund, Class 2 shares of the
                                                     American Funds Insurance Series Growth Fund, which invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

       American International Trust                  Seeks to make the shareholders' investment grow. To do this, the Fund invests all of its assets in the master fund, Class 2 shares of the
                                                     American Funds Insurance  Series  International  Fund, which invests primarily in common stocks of companies located outside the United States.

DAVIS SELECTED ADVISERS, L.P.
       Financial Services Trust                      Seeks growth of capital. To do this, the Fund invests at least 80% of its net assets in companies that are principally engaged in financial services.

       Fundamental Value Trust                       Seeks growth of capital. To do this, the Fund invests in common stocks of
                                                     U.S. companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value.

DECLARATION MANAGEMENT & Research Company
       Bond Index Trust A                            Seeks to track the performance of the Lehman Brothers Aggregate Bond
                                                     Index (which represents the U.S. investment grade bond market). To do this, the Funds invests at least 80% of their net assets in securities listed in the Lehman Brothers Aggregate Bond Index.(2)

DECLARATION MANAGEMENT & Research Company
MFC Global Investment Management (U.S.), LLC
       Active Bond Trust(1)                          Seeks income and capital appreciation. To do this, the Fund invests at least 80% of its net assets in a diversified mix of debt securities and instruments with maturity durations of approximately 4 to 6 years.

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.  ("DIMA")
       All Cap Core Trust                            Seeks long-term growth of capital. To do this, the Fund invests in common stocks and other equity securities within all asset classes
                                                     (small, mid and large cap), which may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets.
                                                     The Fund may also invest in U.S. Government securities.

       Real Estate Securities Trust                  Seeks to achieve a combination of long-term capital appreciation and current income. To do this, the Fund invests at least 80% of its net assets in equity securities of REITs and real estate companies.

                                                JOHN HANCOCK TRUST

  We show the Fund's manager (i.e., Subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.
GRANTHAM, MAYO, VAN OTTERLOO & Co. LLC
       International Core Trust                      Seeks high total return. To do this, the Fund typically invests at least
       (formerly, International Stock Trust)         80% of its total assets in a diversified portfolio of equity investments from a number of developed markets outside the U.S.

JENNISON ASSOCIATES LLC
       Capital Appreciation Trust                    Seeks long-term growth of capital. To do this, the Fund invests at least
                                                     65% of its total assets in equity and equity-related securities of companies that exceed $1 billion in market capitalization and have above-average growth prospects.

LEGG MASON CAPITAL MANAGEMENT, INC.
       Core Equity Trust                             Seeks long-term capital growth. To do this, the Fund invests at least 80%
                                                     of its net assets in equity securities that offer the potential for capital growth by purchasing securities at large discounts relative to their intrinsic value.

MARSICO CAPITAL MANAGEMENT, LLC
       International Opportunities Trust             Seeks long-term growth of capital. To do this, the Fund invests at least
                                                     65% of its total assets in common stocks of at least three different foreign companies of any size that are selected for their long-term growth potential.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
       500 Index Trust B                             Seeks to approximate the aggregate total return of abroad U.S. domestic equity market index. To do this, the Fund invests at least 80% of its net assets in the common stocks in the S&P 500 Index(3) and securities that as a group will behave in a manner similar to the index.

       Franklin Templeton Founding Allocation        Seeks long-term growth of capital.  To do this, the Fund invests
       Trust                                         primarily in three JHT portfolios: Global Trust, Income Trust and Mutual
                                                     Shares Trust. The Fund is a fund of funds and is also authorized to invest in NAV shares of many other JHT portfolios and other investment companies.

       Index Allocation Trust                        Seeks  long term  growth of  capital.  Current  income is also a consideration. To do this, the Fund invests approximately 70% of its total assets in John Hancock index portfolios which invest primarily in equity securities and approximately 30% of its total assets in JH portfolios which invest primarily in fixed income securities.

       Lifestyle Aggressive(4)                       Seeks  long-term  growth  of  capital.  Current  income  is not a consideration. To do this, the Fund invests 100% of its assets in JHT
                                                     Funds which invest primarily in equity securities.

       Lifestyle Balanced(4)                         Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. To do this, the
                                                     Fund invests approximately 40% of its assets in JHT Funds which invest primarily in fixed income securities and approximately 60% in Funds which invest primarily in equity securities.

       Lifestyle Conservative(4)                     Seeks a high level of current income with some consideration given to growth of capital. To do this, the Fund invests approximately 80% of its assets in JHT Funds which invest primarily in fixed income securities and approximately 20% in Funds which invest primarily in equity securities.

       Lifestyle Growth(4)                           Seeks  long-term  growth  of  capital.  Current  income is also a consideration. To do this, the Fund invests approximately 20% of its assets in JHT Funds which invest primarily in fixed income securities and approximately 80% in Funds which invest primarily in equity securities.

                                                JOHN HANCOCK TRUST

  We show the Fund's manager (i.e., Subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED - CONTINUED
       Lifestyle Moderate(4)                          Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. To do this, the Fund invests approximately 60% of its assets in JHT Funds which invest primarily in fixed income securities and approximately 40% in Funds which invest primarily in equity securities.

       Mid Cap Index Trust                            Seeks to approximate the aggregate total return of a mid cap U.S.
                                                      domestic equity market index. To do this, the Fund invests at least 80%
                                                      of its net assets in the common stocks in the S&P Mid Cap 400 Index(3)
                                                      and securities that as a group behave in a manner similar to the index.

       Money Market Trust B                           Seeks to obtain maximum current income consistent with preservation of principal and liquidity. To do this, the Fund invests in high quality,
                                                      U.S. dollar denominated money market instruments.

       Pacific Rim Trust                              Seeks to achieve long-term growth of capital. To do this, the Fund invests  at least 80% of its net  assets in common  stocks  and equity-related securities of established, larger-capitalization non-U.S.
                                                      companies located in the Pacific Rim region, including emerging markets.

       Quantitative All Cap Trust                     Seeks long-term growth of capital. To do this, the Fund invests at least
                                                      65% of its total assets in equity securities of large, mid and small-cap
                                                      U.S. companies with strong industry position, leading market share, proven management and strong financials.

       Quantitative Mid Cap Trust                     Seeks long-term capital growth. To do this, the Fund invests at least
                                                      80% of its net assets in U.S. mid-cap and large-cap companies' securities with strong industry positions, leading market shares, proven managements and strong balance sheets.

       Quantitative Value Trust                       Seeks long-term capital appreciation. To do this, the Fund invests at least 65% of its total assets in large-cap U.S. securities with the potential for long-term growth of capital.

       Small Cap Index Trust                          Seeks to approximate the aggregate total return of a small cap U.S.
                                                      domestic equity market index. To do this, the Fund invests at least 80%
                                                      of its net assets in the common stocks in the Russell 2000 Index(5) and securities that as a group behave in a manner similar to the index.

       Total Stock Market Index Trust                 Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index. To do this, the Fund invests at least 80% of its net assets in the common stocks in the Dow Jones Wilshire 5000 Index(6)
                                                      and securities that as a group will behave in a manner similar to the index.

MUNDER CAPITAL MANAGEMENT
       Small Cap Opportunities                        Seeks long-term capital appreciation. To do this, the Fund invests at
       Trust                                          least 80% of its net assets in equity securities of small-capitalization companies.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
       Global Bond Trust                              Seeks maximum total return, consistent with preservation of capital and prudent investment management. To do this, the Fund invests at least 80%
                                                      of its net assets in fixed income  instruments,  futures contracts
                                                      (including related options) with respect to such securities and options on such securities.

                                                JOHN HANCOCK TRUST

  We show the Fund's manager (i.e., Subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC - CONTINUED
       Total Return Trust                            Seeks maximum total return, consistent with preservation of capital and prudent investment management. To do this, the Fund invests at least 65%
                                                     of its total assets in a diversified fund of fixed income instruments of varying maturities.

PZENA INVESTMENT MANAGEMENT, LLC
       Classic Value Trust                           Seeks long-term growth of capital. To do this, the Fund invests at least
                                                     80% of its assets in domestic equity securities of companies that are currently undervalued relative to the market, based on estimated future earnings and cash flow.

RCM CAPITAL MANAGEMENT LLC.
T. Rowe Price Associates, Inc.
       Science & Technology Trust(7)                 Seeks long-term growth of capital. Current income is incidental to the
                                                     Fund's objective. To do this, the Fund invests at least 80% of its net assets in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology.

SSGA FUNDS MANAGEMENT, INC.
       International Equity Index Trust B            Seeks to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging market countries. To do this, the Fund invests at least 80% of its  assets in  securities  listed in the Morgan  Stanley  Capital
                                                     International All Country World Excluding U.S. Index.(8)

TEMPLETON GLOBAL ADVISORS LIMITED
       Global Trust                                  Seeks long-term capital appreciation. To do this, the Fund invests primarily in the equity securities of companies located throughout the world, including emerging markets.

       International Value Trust                     Seeks long-term growth of capital. To do this, the Fund invests at least
                                                     65% of its total assets in equity securities of companies located outside the U.S., including in emerging markets, and generally up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

TEMPLETON INVESTMENT COUNSEL, LLC
       International Small                           Seeks long-term capital appreciation. To do this, the Fund invests at
       Cap Trust                                     least 80% of its net assets in securities issued by foreign small-cap companies in emerging markets.

T. ROWE PRICE ASSOCIATES, INC.
       Blue Chip Growth Trust                        Seeks to provide long-term growth of capital. Current income is a secondary objective. To do this, the Fund invests at least 80% of its net assets in the common stocks of large and medium-sized blue chip growth companies that are well established in their industries.

       Equity-Income Trust                           Seeks to provide substantial dividend income and also long-term capital appreciation. To do this, the Fund invests at least 80% of its net assets  in  equity  securities,  with  65% in  common  stocks  of well-established companies paying above-average dividends.

       Health Sciences Trust                         Seeks long-term capital appreciation. To do this, the Fund invests at least 80% of its net assets in common stocks of companies engaged in the research,  development,  production, or distribution of products or services related to health care, medicine, or the life sciences.

                                                JOHN HANCOCK TRUST

  We show the Fund's manager (i.e., Subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.
T. ROWE PRICE ASSOCIATES, INC. - CONTINUED
       Small Company Value Trust                      Seeks  long-term  growth of capital.  To do this,  the Fund will invest at least 80% of its net assets in small  companies  whose  common  stocks are believed to be undervalued.

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
       Global Allocation Trust                        Seeks total  return,  consisting  of long-term  capital  appreciation  and current  income.  To do this,  the Fund invests in equity and fixed income securities  of  issuers  located  within  and  outside  the U.S.  based on prevailing market conditions.

VAN KAMPEN (A REGISTERED TRADE NAME OF MORGAN STANLEY INVESTMENT MANAGEMENT INC.)
       Value Trust                                    Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. To do this, the
                                                      Fund invests at least 65% of its total assets in equity securities which are believed to be undervalued relative to the stock market in general.

WELLINGTON MANAGEMENT COMPANY, LLP
       Investment Quality Bond Trust                  Seeks to provide a high level of current income consistent with the maintenance of principal and liquidity. To do this, the Fund invests at least 80% of its net assets in bonds rated investment grade. The Fund will tend to focus on corporate bonds and U.S. government bonds with intermediate to longer term maturities.

       Mid Cap Stock Trust                            Seeks long-term growth of capital. To do this, the Fund invests at least
                                                      80% of its net assets in equity securities of medium-sized companies with significant capital appreciation potential.

       Natural Resources Trust                        Seeks long-term total return. To do this, the Fund will invest at least
                                                      80% of its net assets in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets.

       Small Cap Growth Trust                         Seeks long-term capital appreciation. To do this, the Fund will invest at least 80% of its net assets in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings.

       Small Cap Value Trust                          Seeks long-term capital appreciation. To do this, the Fund will invest at least 80% of its net assets in small-cap companies that are believed to be undervalued.

WESTERN ASSET MANAGEMENT COMPANY
       High Yield Trust                               Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. To do this, the
                                                      Fund invests at least 80% of its net assets in high yield securities, including corporate bonds, preferred stocks and U.S. Government and foreign securities.

       Strategic Bond Trust                           Seeks a high level of total return consistent with preservation of capital. To do this, the Fund invests at least 80% of its net assets in fixed income securities across a range of credit qualities and may invest a substantial portion of its assets in obligations rated below investment grade.

       U.S. Government Securities Trust               Seeks to obtain a high level of current income  consistent  with preservation of capital and maintenance of liquidity. To do this, the
                                                      Fund invests at least 80% of its net assets in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

                                                      DWS SCUDDER FUNDS
    We show the Fund's manager (i.e., Subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.
       DWS Conservative Allocation VIP                The portfolio seeks a balance of current income and long-term growth of capital with an emphasis on current income. It does this by investing in a portfolio of other DWS portfolios that invest across a range of asset classes, utilizing a wide variety of securities and investment styles. The portfolio will always invest in the share class of an underlying portfolio with the lowest fees and expenses.

       DWS Core Fixed Income VIP                      The portfolio seeks high current income. The portfolio invests for current income, not capital appreciation. Under normal circumstances, the portfolio invests at least 80% of its assets, plus the amount of any borrowings for investment purposes, determined at the time of purchase, in fixed income securities.

       DWS Equity 500 Index VIP                       The Portfolio seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500
                                                      Composite Stock Price Index (the "S&P 500 Index"(3)), which emphasizes stocks of large US companies. The Portfolio invests at least 80% of its assets in stocks of companies included in the S&P 500 Index3 and in derivative instruments that provide exposure to the stocks of companies in the S&P 500
                                                      Index.3

       DWS Growth Allocation VIP                      The portfolio seeks long-term growth of capital. It does this by investing in a portfolio of other DWS portfolios that invest across a range of asset classes, utilizing a wide variety of securities and investment styles. The portfolio will always invest in the share class of an underlying portfolio with the lowest fees and expenses.

       DWS Moderate Allocation VIP                    The portfolio seeks a balance of long-term growth of capital and current income with an emphasis on growth of capital. It does this by investing in a portfolio of other DWS portfolios that invest across a range of asset classes, utilizing a wide variety of securities and investment styles. The portfolio will always invest in the share class of an underlying portfolio with the lowest fees and expenses.


----------

(1) The Active Bond Trust is subadvised by Declaration Management & Research LLC and MFC Global Investment Management (U.S.), LLC.



(2) Lehman Brothers provides the Lehman Brothers Global Aggregate Index. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by Lehman Brothers, nor does it make any representation regarding the advisability of investing in the Trust.



(3) "Standard & Poor's(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and "Standard & Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by The McGraw-Hill Companies, Inc., nor does The McGraw-Hill Companies, Inc. make any representation regarding the advisability of investing in the Trust. As of February 28, 2007, the mid cap range for Standard & Poor's(R) was from $1.42 billion to $410.66 billion; for the Standard & Poor's 500(R) $1.42 billion to $410.66 billion and; for the S&P Mid Cap 400(R) $590 million to $12.5 billion.



(4) Deutsche Asset Management Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited for the Lifestyle Funds.



(5) Russell 2000(R) and "Russell Midcap(R)" are trademarks of Frank Russell Company. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by the Frank Russell Company, nor does Frank Russell Company make any representation regarding the advisability of investing in the Trust. As of February 28, 2007, the mid cap range for Russell 2000(R) was from $38 million to $3.75 billion.



(6) "Dow Jones Wilshire 5000(R)" is a trademark of Wilshire Associates. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by Wilshire Associates, nor does Wilshire Associates make any representation regarding the advisability of investing in the Trust. As of February 28, 2007, the mid cap range for Wilshire 5000 was from $38 million to $410.66 billion.



(7) The Science & Technology Trust is subadvised by T. Rowe Price Associates, Inc. and RCM Capital Management LLC.



(8) "MSCI EAFE IndexSM" is a service mark of Morgan Stanley Capital International Inc. and its affiliates ("MSCI"). None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by MSCI, nor does MSCI make any representation regarding the advisability of investing in the Trust. As of February 28, 2007 the mid cap range was from $37 million to $244.4 billion.

VOTING INTEREST


You instruct us how to vote Fund shares.

We will vote Fund shares held in a Separate Account at any Fund shareholder meeting in accordance with voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for proxy materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Fund shares that we hold (including our own shares and those we hold in a Separate Account for Contract Owners) in proportion to the instructions so received. The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Fund for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund.


During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Fund for which voting instructions may be given by dividing the reserve for the Contract allocated to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund. Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a Contract will usually decrease after commencement of annuity payments. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting.


We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

                         V. Description of the Contract


ELIGIBLE PLANS

Contracts may have been issued to fund Qualified Plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10"and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see Appendix B: "Qualified Plan Types"). The Contracts is also designed so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.

ACCUMULATION PERIOD PROVISIONS

We impose limits on the minimum amount of subsequent Purchase Payments.

Purchase Payments

You make Purchase Payments to us at our Annuities Service Center. The minimum initial Purchase Payment was $10,000. Subsequent Purchase Payments must be at least $30. You may make Purchase Payments at any time. Purchase Payments must be in U.S. dollars.

We may provide for Purchase Payments to be automatically withdrawn from your bank account on a periodic basis. If a Purchase Payment would cause your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, we must grant our approval in order for you to make the Purchase Payment.

John Hancock USA may have reduced or eliminated the minimum initial Purchase Payment requirement, upon your request and as permitted by state law, in the following circumstances:


            - You purchased your Contract through a 1035 exchange or a qualified plan transfer of an existing Contract(s) issued by another carrier(s) AND at the time of application, the value of your existing Contract(s) met or exceeded the applicable minimum initial Purchase Payment requirement AND prior to our receipt of such 1035 monies, the value dropped below the applicable minimum initial Purchase Payment requirement due to market conditions.


            - You purchased more than one new Contract and such Contracts cannot be combined AND the average initial Purchase Payments for these new Contracts was equal to or greater than $50,000;

            - You and your spouse each purchased at least one new Contract AND the average initial Purchase Payments for the new Contract(s) was equal to or greater than $50,000;

            - You purchased multiple Contracts issued in conjunction with a written Retirement Savings Plan (either qualified and non-qualified), for the benefit of plan participants AND the Annuitant under each Contract was a plan participant AND the average initial Purchase Payment for these new Contracts was equal to or greater than $50,000.


If permitted by state law, John Hancock USA may cancel a Contract at the end of any two consecutive Contract Years in which no Purchase Payments have been made, if both:

            - the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and

            - the Contract Value at the end of such two year period is less than $2,000.

Contracts issued by John Hancock New York may be cancelled at the end of any three consecutive Contract Years in which no Purchase Payments have been made as described above.


As a matter of administrative practice, the respective Company will attempt to notify you prior to any such cancellation in order to allow you to make the necessary Purchase Payment to keep your Contract in force. The cancellation of Contract provisions may vary in certain states to comply with the requirements of insurance laws and regulations in such states. If we cancel your Contract, we will pay you the Contract Value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "VII. Federal Tax Matters").


You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of subsequent Purchase Payments at any time by notifying us in writing (or by telephone or electronically if you comply with our telephone or electronic transaction procedures described herein).

Accumulation Units

During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of "accumulation units" to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.

We will usually credit initial Purchase Payments received by mail on the Business Day on which they are received at our Annuities Service Center, and no later than two Business Days after our receipt of all information necessary for issuing the Contract. We will inform you of any deficiencies preventing processing if your Contract cannot be issued. If the deficiencies are not remedied within five Business Days after receipt, we will return your Purchase Payment promptly, unless you specifically consent to our retaining your Purchase Payment until all necessary information is received. We will credit initial Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers have made special arrangements with us. We will credit subsequent Purchase Payments on the Business Day they are received at our Annuities Service Center.

We will deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay proceeds, or apply amounts to an Annuity Option.

We measure the value of an Investment Account in accumulation units, which vary in value with the performance of the underlying Fund.

Value of Accumulation Units


The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options you select. We arbitrarily set the value of an accumulation unit for each Sub-Account on the first Business Day the Sub-Account was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying (i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the "net investment factor" for that Sub-Account (described below) for the Business Day for which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Fund determines the net asset value of its shares.


We will use a Fund share's net asset value at the end of a Business Day to determine accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:

            - your Purchase Payment transaction is complete before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) for that Business Day, or

            - we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of the New York Stock Exchange for that Business Day.

Net Investment Factor

The net investment factor is an index used to measure the investment performance of a Sub-Account from one Business Day to the next (the "valuation period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each Sub-Account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:

            - the net asset value per share of a Fund share held in the Sub-Account determined at the end of the current valuation period, plus;

            - the per share amount of any dividend or capital gain distributions made by the Fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a Fund share held in the Sub-Account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for Separate Account Annual Expenses.

Transfers Among Investment Options

During the Accumulation Period, you may transfer amounts among the Variable Investment Options and from those Investment Options to the Fixed Investment Options, subject to the restrictions set forth below.

You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (see "Telephone and Electronic Transactions"). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the Investment Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we will transfer the entire amount instead of the requested amount.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.



Investment Options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their Investment Options on a daily basis and allow transfers among Investment Options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable Investment Options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a variable investment option since such activity may expose a variable Investment Option's underlying fund to increased fund transaction costs and/or disrupt the fund manager's ability to effectively manage a fund in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.


We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.


To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day that the net asset value of the shares of a Fund are determined ending at the close of day-time trading of the New York Stock Exchange (usually 4 p.m.) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a Fixed Investment Option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Funds and (d) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under each Separate Account's policy and procedures, Contract Owners may transfer to a Money Market Investment Option even if a Contract Owner reaches the two transfer per month limit if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from that Money Market Investment Option to another Variable Investment Option. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.


We reserve the right to take other actions to restrict trading, including, but not limited to:

            - restricting the number of transfers made during a defined period;

            -     restricting the dollar amount of transfers;

            - restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and

            -     restricting transfers into and out of certain Sub-Account(s).

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Funds. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.


In addition to the transfer restrictions that we impose, the John Hancock Trust and DWS Scudder Funds also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Fund may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to a Fund upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.


Maximum Number of Investment Options


There is no limit on the number of Investment Options to which you may allocate Purchase Payments (except under a Rider - see Appendix D - "Optional Guaranteed Minimum Withdrawal Benefits").


We permit you to make certain types of transactions by telephone or electronically through the internet.

Telephone and Electronic Transactions

We will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the respective telephone number or internet address shown on the first page of this Prospectus.

To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

            -     Any loss or theft of your password; or -

            -     Any unauthorized use of your password.

We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.


All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern Time on any Valuation Day, will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.


We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel are abusing the privilege to the detriment of others.

We make available Dollar Cost Averaging and Asset Rebalancing Programs.

Special Transfer Services-Dollar Cost Averaging Program

We administer a Dollar Cost Averaging ("DCA") Program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any Variable Investment Option, or from a Fixed Investment Option we permit for this purpose to other Variable Investment Options until the amount in the Investment Option from which the transfer is made is exhausted. You may establish a DCA Fixed Investment Option under the DCA Program to make automatic transfers. You may allocate only Purchase Payments (and not existing Contract Values) to the DCA Fixed Investment Option. If you elect the DCA Fixed Investment Option, we will credit the amounts allocated to this option with interest at the guaranteed interest rate in effect on the date of such allocation.

From time to time, we may offer special DCA Programs where the rate of interest credited to a Fixed Investment Option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, we will recover any amounts we credit to your account in excess of amounts earned by us on the assets in the General Account from existing charges described in your Contract. Your Contract charges will not increase as a result of electing to participate in any special DCA Program.

The DCA Program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA Program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Sub-Account when the unit value is low; less when the unit value is high. However, the DCA Program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract Owners interested in the DCA Program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA Program, you may elect to participate in the program on the appropriate application or you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the DCA Program.

Special Transfer Services - Asset Rebalancing Program

We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular Funds. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Funds. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing Program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing Program. Other investment programs, such as the DCA Program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing Program.

We will permit asset rebalancing only on the following time schedules:

            - quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);

            - semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or

            - annually on December 26th (or the next Business Day if December 26th is not a Business Day).

You may withdraw all or a portion of your Contract Value, but may incur withdrawal charges or tax liability as a result.

Withdrawals

During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to our Annuities Service Center. You may make withdrawals by telephone as described above under "Telephone and Electronic Transactions". For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any Unpaid Loans and any applicable administration fee and withdrawal charge. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the amount withdrawn from that Investment Account plus any applicable withdrawal charge deducted from that Investment Account.


When making a partial withdrawal, you should specify the Investment Options from which the withdrawal is to be made. The amount requested from an Investment Option may not exceed the value of that Investment Option minus any applicable withdrawal charge. If you do not specify the Investment Options from which a partial withdrawal is to be taken, the withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Option, beginning with the shortest remaining guarantee period first and ending with the longest remaining guarantee period last. If the partial withdrawal is less than the total value in the Variable Investment Options, the withdrawal will be taken proportionately from all of your Variable Investment Options. For rules governing the order and manner of withdrawals from the Fixed Investment Option, see "Fixed Investment Options."


There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the Investment Option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $300, we will treat the partial withdrawal as a total withdrawal of the Contract Value.

We will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuities Service Center, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

            - the New York Stock Exchange is closed (other than customary weekend and holiday closings);

            -     trading on the New York Stock Exchange is restricted;

            - an emergency exists as determined by the SEC, as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets; or

            - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "VII. Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see Appendix B: "Qualified Plan Types").

You may make Systematic "Income Plan" withdrawals.

Special Withdrawal Services - The Income Plan

We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of IP withdrawals in a Contract Year to not more than 10% of the Purchase Payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a Contract in the same Contract Year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to Contracts participating in the DCA Program or for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. We do not charge a fee to participate in the IP program.

Optional Guaranteed Minimum Withdrawal Benefits


Please see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits" for a general description of the Guaranteed Principal Plus and Guaranteed Principal Plus for Life optional benefit Riders that may provide guaranteed withdrawal benefits under the Contract you purchased. Under the Guaranteed Principal Plus for Life and Guaranteed Principal Plus Riders, we guarantee that you may withdraw a percentage of your investment each year until you recover your initial payment(s), even if your Contract Value reduces to zero. We will increase the amounts we guarantee by a Bonus if you choose not to make any withdrawals at all during certain Contract Years. Depending on market performance, you may also be able to increase or "Step-up" the amounts we guarantee on certain dates. If you withdraw more than a guaranteed annual amount, however, we will reduce the amounts we guarantee for future withdrawals.


If you die during the Accumulation Period, your Beneficiary will receive a death benefit that might exceed your Contract Value.

Death Benefit During the Accumulation Period

The Contracts described in this Prospectus generally provide for distribution of death benefits if a Contract Owner dies before a Contract's Maturity Date. In addition, you may have purchased a Contract with an optional death benefit Rider that will enhance the amount of death benefit. You should read your Contract carefully to determine the minimum death benefit and any enhanced death benefit payable during the Accumulation Period.

AMOUNT OF DEATH BENEFIT. The death benefit under the Contracts is the greater of:

            -     the Contract Value; or

            -     the minimum death benefit.

We will decrease the death benefit by the amount of any Debt under a Contract (including any unpaid interest), and adjust the death benefit if you make withdrawals. We will increase the death benefit by any enhanced death benefit Riders that you may have purchased (see Appendix C: "Optional Enhanced Death Benefits").

MINIMUM DEATH BENEFIT. We determine the Minimum Death Benefit as follows:
Minimum death benefit equals the total amount of Purchase Payments, less any amounts deducted in connection with partial withdrawals.

We reduce the minimum death benefit proportionally in connection with partial withdrawals. The amount deducted equals the death benefit under your Contract before the withdrawal times the ratio of the partial withdrawal amount divided by your Contract Value before the withdrawal.

We may reset the minimum death benefit to equal the Contract Value on the date you substitute or add any Contract Owner. For purposes of subsequent calculations of the death benefit prior to the Maturity Date, the Contract Value on the date of the change will be treated as a payment made on that date. This treatment of Contract Value as a payment is not included in cumulative Purchase Payments. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in Ownership or if Ownership is transferred to the Owner's spouse.

DETERMINATION OF DEATH BENEFIT. We determine the death benefit on the date we receive written notice and "proof of death" as well as all required claims forms from all Beneficiaries at our the respective Annuities Service Center shown on the first page of this Prospectus. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our respective Annuities Service Center:

            -     a certified copy of a death certificate or;

            - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

            -     any other proof satisfactory to us.

If any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.


DISTRIBUTION OF DEATH BENEFITS. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that are not issued in connection with Qualified Plans, i.e., "Non-Qualified Contracts". Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a qualified plan, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan. In particular, if you intend to use the Contract in connection with a qualified plan, including an IRA, you and your tax advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on Qualified Plans, including IRAs (see "VII. Federal Tax Matters" and Appendix B: "Qualified Plan Types").


In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit.

We will pay the death benefit to the Beneficiary if any Owner dies before the Maturity Date. If there is a surviving Contract Owner, that Contract Owner will be deemed to be the Beneficiary. If any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.

The death benefit may be taken in the form of a lump sum immediately. If so, we will pay death benefits under our current administrative procedures within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals").

If the death benefit payable upon the death of an Owner is not taken as a lump sum under our current administrative procedures, the Contract will continue subject to the following:

            -     The Beneficiary will become the Contract Owner.

            - Any excess of the death benefit over the Contract Value will be allocated to the Owner's Investment Accounts in proportion to their relative values on the date of receipt at our Annuities Service Center of due proof of the Owner's death.

            - No additional Purchase Payments may be made. o Withdrawal charges will be waived for all future distributions.

            - If the deceased Owner's spouse is the Beneficiary, the surviving spouse continues the Contract as the new Owner. In this case, the distribution rules applicable when a Contract Owner dies will apply when the spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), the death benefit paid upon the first Owner's death will be treated as a Purchase Payment to the Contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first Owner's death will not be considered in the determination of the spouse's death benefit.

            - If the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract must be made within five years of the Owner's death, or alternatively, distribution may be made as an annuity, under one of the Annuity Options described below under "Annuity Options", which must begin within one year of the Owner's death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see "Annuity Options" below). If the distribution is not made as an annuity, upon the death of the Beneficiary, the death benefit will equal the Contract Value and must be distributed immediately in a single sum.

            - Alternatively, if the Contract is not a qualified contract and if the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract may be made as a series of withdrawals over the Beneficiary's life expectancy. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary's life expectancy.

Optional Enhanced Death Benefits

Your Wealthmark ML3 Contract may include one or more of the following enhanced death benefit Riders:


            -     Annual Step-up Death Benefit;


            - Enhanced Earnings Death Benefit (not offered in New York or Washington); and

            - Accelerated Beneficiary Protection Death Benefit (not offered in New York or Washington).

These optional death benefit Riders under the Contracts were not available in all states, and were subject to our underwriting rules at the time you purchased your Contract.

For an extra fee, these optional death benefit Riders could enhance the minimum death benefit payable under your Contract, subject to the terms and limitations contained in the Rider. We provide a general description of each of these Riders in Appendix C to this Prospectus.

YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, AND ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY OPTIONAL ENHANCED DEATH BENEFIT RIDERS THAT YOU MAY HAVE PURCHASED.

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PAY-OUT PERIOD PROVISIONS


You have a choice of several different ways of receiving annuity payments from us.

General


Generally, we will begin paying annuity benefits to the Annuitant under the Contract on the Contract's Maturity Date (the first day of the Pay-out Period). The Maturity Date is the date specified on your Contract's specifications page, unless you change that date. If no date is specified, the Maturity Date is the first day of the month following the later of the 85th birthday of the oldest Annuitant or the tenth Contract Anniversary. For John Hancock New York Contracts, the maximum Maturity Date will be the date the oldest Annuitant obtains age 90. You may specify a different Maturity Date at any time by written request at least one month before both the previously specified and the new Maturity Date. The new Maturity Date may not be later than the previously specified Maturity Date unless we consent. Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 85, may have adverse income tax consequences (see "VII. Federal Tax Matters"). Distributions from Qualified Contracts may be required before the Maturity Date.



You may select the frequency of annuity payments. However, if the Contract Value at the Maturity Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any Unpaid Loans, in one lump sum to the Annuitant on the Maturity Date.


Annuity Options


Annuity payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the Contract, and at any time during the Accumulation Period, you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an Annuity Option is not selected, we will provide as a default, a Fixed Annuity option in the form of a life annuity with payments guaranteed for ten years as described below. We will determine annuity payments based on the Investment Account value of each Investment Option at the Maturity Date. IRS regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts. Once annuity payments commence, we may not change the Annuity Option and the form of settlement.


Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.

We guarantee the following Annuity Options in the Contract.

      OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due.


      OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if the Annuitant dies prior to the end of the tenth year.


      OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.


      OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.


In addition to the foregoing Annuity Options which we are contractually obligated to offer at all times, we currently offer the following Annuity Options. We may cease offering the following Annuity Options at any time and may offer other Annuity Options in the future.


      OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for the specific number of years, we make annuity payments to the end of the last year of the 5, 15 or 20 year period.


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      OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the Annuitant and a designated co-Annuitant and two-thirds payments during the lifetime of the survivor. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

      OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.


ADDITIONAL ANNUITY OPTIONS FOR CONTRACTS WITH A GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER. We may make one or more additional Annuity Options available if you purchase a Contract with one of our guaranteed minimum withdrawal benefit Riders (i.e., a Guaranteed Principal Plus or Guaranteed Principal Plus for Life optional benefit Rider, as described in Appendix D: "Optional Benefits"). If you purchase a Contract with our Guaranteed Principal Plus or Guaranteed Principal Plus for Life optional benefit Rider, we permit you to select the additional Annuity Options shown below:



GPP & GPPFL ALTERNATE ANNUITY OPTION 1: LIA FIXED ANNUITY WITH PERIOD CERTAIN - This option is available if you purchase a Contract with the Guaranteed Principal Plus or Guaranteed Principal Plus for Life optional benefit Rider. This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetime of a single Annuitant. We determine the certain period by dividing the Guaranteed Withdrawal Balance at the Maturity Date by the amount of the annual annuity benefit payment we determine for this option. This period will be rounded to the next higher month.



We determine the annual amount of Fixed Annuity payments under this option as the greater of:



            - the Lifetime Income Amount on the Maturity Date, if any, as provided by the guaranteed minimum withdrawal benefit Rider that you purchased with your Contract, or



            - the annual amount that the proceeds of your Contract provides on a guaranteed basis under Annuity Option 1(a): Non-Refund Life Annuity.



            - GPP & GPPFL ALTERNATE ANNUITY OPTION 2: FIXED PERIOD CERTAIN ONLY - This option is available only if:



                        - you purchase a Contract with a Guaranteed Principal Plus or Guaranteed Principal Plus for Life; and



                        - there is no Lifetime Income Amount remaining (or none has been determined) at the Maturity Date.



This option provides a Fixed Annuity with payments guaranteed for a certain period and no payments thereafter. Under this option, we determine the certain period by dividing the Guaranteed Withdrawal Balance at the Maturity Date by the Guaranteed Withdrawal Amount at the Maturity Date. This period will be rounded to the next higher month. (If the period certain is less than 5 years, we may pay the benefit as a lump sum equal to the present value of the annuity payments at the rate of interest for Annuity Options as described in the Contract.)



We determine the annual amount of Fixed Annuity payments under this option as the greater of:



      (a) the Guaranteed Withdrawal Amount on the Maturity Date as provided by the Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider that you purchased with your Contract; or



      (b) the annual amount for a Fixed Annuity with the same period certain that we determine for this option, but based on the interest rate for Annuity Options described in your Contract.



You will not be able to make any additional withdrawals under a Contract with a guaranteed minimum withdrawal benefit Rider once annuity payments begin under an Annuity Option.



Full Surrenders During the Pay-out Period. You may surrender your Contract, after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the present value of any remaining guaranteed annuity payments ("Commuted Value") of your Contract. The Commuted Value is determined on the day we receive your written request for surrender. We determine the Commuted Value by:



            - multiplying the number of Annuity Units we currently use to determine each payment by the respective Annuity Unit value on the last payment date (see "Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments" for a description of an "Annuity Unit");



            - assuming that the net investment factor for the remainder of the guarantee period will equal the assumed interest rate of 3%, resulting in level annuity payments; and



            - calculating the present value of these payments at the assumed interest rate of 3%.



Partial Surrenders During the Pay-out Period. We permit partial surrenders after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. The Commuted Value is determined in the manner described above on the day we receive your written request for surrender.


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


If you elect to take only the Commuted Value of some of the remaining annuity payments due in the period certain, we will reduce the remaining annuity payments during the remaining period certain.



You will not be able to make any additional withdrawals under a Contract with a guaranteed minimum withdrawal benefit rider once annuity payments begin under an Annuity Option.


FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "Death Benefit During Accumulation Period"), on death, withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.


We determine the amount of each Fixed Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate table in the Contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of Fixed Annuity payments.


Determination of Amount of the First Variable Annuity Benefit Payment


We determine the first Variable Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a variable annuity to the annuity tables contained in the Contract. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Maturity Date. We will reduce Contract Value used to determine annuity payments by any applicable premium taxes.


The rates contained in the annuity tables vary with the Annuitant's sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans. Under such tables, the longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity benefit payment will be.

Annuity Units and the Determination of Subsequent Variable Annuity Payments


We will base variable annuity payments after the first one on the investment performance of the Sub-Accounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity benefit payment from each Sub-Account by the Annuity Unit value of that Sub-Account (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Sub-Account is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity benefit payment is due, and the resulting amounts for each Sub-Account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made). We will deduct a pro-rata portion of the administration fee from each annuity benefit payment.


The value of an Annuity Unit for each Sub-Account for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that Sub-Account (see "Net Investment Factor") for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.


A 3% assumed interest rate is built into the annuity tables in the Contract used to determine the first Variable Annuity benefit payment. The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of Variable Annuity payments will not decrease is 4.72%.


Some transfers are permitted during the Pay-out Period, but subject to different limitations than during the Accumulation Period.

Transfers During Pay-out Period


Once Variable Annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one Sub-Account to another. You must submit your transfer request to our Annuities Service Center at least 30 DAYS before the due date of the first annuity benefit payment to which your transfer will apply. We will make transfers after the Maturity Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next annuity benefit payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the Annuity Units for the new Sub-Account selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make per Contract Year to four. Once annuity payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Fund. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Death Benefit During Pay-out Period


If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the Pay-out Period, we will make the remaining guaranteed payments to the Beneficiary. We will make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.


Optional Guaranteed Minimum Income Benefits


Please (see Appendix E: "Optional Guaranteed Minimum Income Benefits") for a general description of the Optional Guaranteed Retirement Income Benefit Riders that may enhance guaranteed income benefits under the Contract you purchased. These optional benefit Riders guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. We base the guarantee on an amount called the "Income Base," which can be increased or decreased as provided in the Riders. The Guaranteed Retirement Income Benefit Riders were available only at Contract issue. The Riders cannot be revoked once elected.


OTHER CONTRACT PROVISIONS

You have a right to cancel your Contract within the permitted time.

Right to Review

You may cancel the Contract by returning it to our Annuities Service Center or to your registered representative at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract Value (minus any Unpaid Loans) computed at the end of the Business Day on which we receive your returned Contract.

No withdrawal charge is imposed upon return of a Contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all Purchase Payments if this is greater than the amount otherwise payable.


If you purchased your Contract in connection with a replacement of an existing contract, your Contract may provide for a longer time period to return it to us. For example, in New York, you may return the Contract at any time within 60 days after receiving it. Replacement of an existing annuity contract generally is defined as the purchase of a new Contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance Contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing Contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new a Contract is a replacement of an existing Contract.


(Applicable to Residents of California Only) Residents in California age 60 and greater may cancel the Contract by returning it to our Annuities Service Center or agent at any time within 30 days after receiving it. We will allocate your Purchase Payments to the Money Market Investment Option during this period. We will, however, permit you to elect to allocate your Purchase Payments during this 30 day period to a Fixed Investment Option (if available), or to one or more of the Variable Investment Options. If you cancel the Contract during this 30 day period and your Purchase Payments were allocated to a Fixed Investment Option or the Money-Market Investment Option, we will pay you the original amount of your Purchase Payments. If your Purchase Payments were allocated to a Variable Investment Option (other than the Money Market Fund), we will pay you the Contract Value, (minus any Unpaid Loans), computed at the end of the Business Day on which we receive your returned Contract.

You own the Contract.

Ownership

Prior to the Maturity Date, the Contract Owner is the person designated in the Contract specifications page or as subsequently named. On and after the Maturity Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.

In the case of Non-Qualified Contracts, Ownership of the Contract may be changed or the Contract may be collaterally assigned at any time prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. Changing the Ownership of a Contract may be treated as a (potentially taxable) distribution from the Contract for Federal tax purposes. A collateral assignment will be treated as a distribution from the Contract and will be tax reported as such. An addition or substitution of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change and treating that value as a Purchase Payment made on that date for purposes of computing the amount of the death benefit.

Any change of Ownership or assignment must be made in writing and received by us at the Annuities Service Center. We must approve any change. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable Beneficiary.

In the case of Qualified Contracts, Ownership of the Contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of The Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

The Annuitant is either you or someone you designate.

Annuitant


The Annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The Annuitant is entitled to receive all annuity payments under the Contract. If the Contract Owner names more than one person as an "Annuitant," the second person named shall be referred to as "co-Annuitant". The Annuitant is as designated on the Contract specifications page or in the application, unless changed. Any change of Annuitant must be made in writing in a form acceptable to us. We must approve any change.


On the death of the Annuitant prior to the Maturity Date, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the Owner becomes the Annuitant. In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract at the Maturity Date.

If any Annuitant is changed and any Contract Owner is not a natural person, the entire interest in the Contract must be distributed to the Contract Owner within five years. The amount distributed will be reduced by charges that would otherwise apply upon withdrawal.

The Beneficiary is the person you designate to receive the death benefit if you die.

Beneficiary

The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, that person will be treated as the Beneficiary. The Beneficiary may be changed subject to the rights of any irrevocable Beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, IRS regulations may limit designations of beneficiaries.

Modification

We may not modify your Contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.

Our Approval

We reserve the right to accept or reject any Contract application at our sole discretion.

The fixed account Investment Option(s) are not (is not) a security.

Misstatement and Proof of Age, Sex or Survival


We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.


FIXED INVESTMENT OPTIONS

Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and each Company's General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor a General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, Federal securities laws may require disclosures relating to interests in a Fixed Investment Option and a General Account to be accurate.

INTEREST RATES AND AVAILABILITY. Currently, we do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option under the DCA Program (see "Special Transfer Services-Dollar Cost Averaging Program" for details). However, we may make available Fixed Investment Options under the Contract in the future. A Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time-to-time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.

Certain states may impose restrictions on the availability of Fixed Investment Options under your Contract.

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TRANSFERS. During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period. You may, however, transfer amounts from Fixed to Variable Investment Options prior to the end of the guarantee period pursuant to the DCA Program. Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.

You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Maturity Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we will establish as single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Maturity Date.

Subject to certain regulatory limitations, we may determine to restrict payments and transfers to Fixed Investment Options at any time the declared interest rate in effect equals the minimum interest rate specified in your Contract.

RENEWALS. At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period.

WITHDRAWALS. You may make total and partial withdrawals of amounts held in a Fixed Investment Option at any time during the Accumulation Period. Withdrawals from a Fixed Investment Option will be made in the same manner and be subject to the same limitations as set forth under "Withdrawals".

We reserve the right to defer payment of amounts withdrawn from a Fixed Investment Option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

If you do not specify the Investment Options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options. Such withdrawals will be made from the Investment Options beginning with the shortest guarantee period. Within such a sequence, where there are multiple Investment Accounts within a Fixed Investment Option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA Fixed Investment Option is considered to have a shorter guarantee period than the one-year Fixed Investment Option.


Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. See "VII. Federal Tax Matters" below. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. See Appendix B "Qualified Plan Types".



LOANS. We offer a loan privilege only to owners of Contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under "Loans" (see "VII. Federal Tax Matters"). THE LOAN PRIVILEGE WILL NOT BE AVAILABLE TO SUCH CONTRACTS IF YOU ELECTED THE GUARANTEED PRINCIPAL PLUS FOR LIFE OR GUARANTEED PRINCIPAL PLUS OPTIONAL BENEFIT RIDERS.


CHARGES. No asset based charges are deducted from Fixed Investment Options.

                           VI. Charges and Deductions



Charges and deductions under the Contracts are assessed against Purchase Payments, Contract Values or annuity payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Funds that are described in the Fund Prospectuses. For information on the fees charged for optional benefit Riders, see the Fee Tables.


WITHDRAWAL CHARGES

If you make a withdrawal from your Contract during the Accumulation Period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to Purchase Payments that have been in the Contract less than three complete Contract Years. There is never a withdrawal charge with respect to earnings accumulated in the Contract, certain other amounts available for withdrawal described below or Purchase Payments that have been in the Contract more than three complete Contract Years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

Each withdrawal from the Contract is allocated first to the amount available without withdrawal charges and second to "unliquidated Purchase Payments". In any Contract Year, the amount available without withdrawal charges for that year is the greater of:

            - 10% of total Purchase Payments (less all prior partial withdrawals in that Contract Year); or

            - the accumulated earnings of the Contract (i.e., the excess of the Contract Value on the date of withdrawal over the unliquidated Purchase Payments).

The amount withdrawn without withdrawal charges will be applied to a requested withdrawal, first, to withdrawals from variable account Investment Options and then to withdrawals from fixed account Investment Options beginning with those with the shortest guarantee period first and the longest guarantee period last.

Withdrawals in excess of the amount available without withdrawal charges may be subject to withdrawal charges. A withdrawal charge will be assessed against Purchase Payments liquidated that have been in the Contract for less than three years. Purchase Payments will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate Purchase Payments equal to the amount of the withdrawal request which exceeds the amount available without withdrawal charges in the order such Purchase Payments were made: the oldest unliquidated Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been liquidated.

Upon a full surrender of a John Hancock USA Contract, the excess of all unliquidated Purchase Payments over the free withdrawal amount will be liquidated for purposes of calculating the withdrawal charge.

Each Purchase Payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the Purchase Payment has been in the Contract. The amount of the withdrawal charge is calculated by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage as shown in the table below.

                            MAXIMUM WITHDRAWAL CHARGE
                           (AS % OF PURCHASE PAYMENTS)

First Year         6%
Second Year        5%
Third Year         4%
Thereafter         0%

The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.

The withdrawal charge is deducted from the Contract Value remaining after the Contract Owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an Investment Account may not exceed the value of that Investment Account less any applicable withdrawal charge.

There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner or, if applicable, the Annuitant, and no withdrawal charges are imposed on the Maturity Date if the Contract Owner annuitizes as provided in the Contract.

Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sale expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts, or from general assets. Similarly, administrative expenses not fully recovered by the administrative fees may also be recovered from such other sources.

For examples of calculation of the withdrawal charge, (see Appendix A: "Examples of Calculation of Withdrawal Charge"). In the case of group annuity contracts issued by John Hancock USA, we reserve the right to modify the withdrawal charge as to Contracts issued after the effective date of a change specified in written notice to the group holder.


ASSET-BASED CHARGES

We deduct asset-based charges on an annual basis for administration, distribution and mortality and expense risks, assuming no optional benefit has been elected. We do not assess asset-based charges against Fixed Investment Options.

Daily Administration Fee

A daily charge in an amount equal to 0.15% of the value of each variable Investment Account on an annual basis is deducted from each Sub-Account to reimburse us for administrative expenses. This asset based administrative charge will not be deducted from the fixed account Investment Option. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each variable Investment Account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

Distribution Fee

A daily fee in an amount equal to 0.25% of the value of each Variable Investment Option on an annual basis is deducted from each Sub-Account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the Contracts and cannot be increased during the life of the Contract.

Mortality and Expense Risks Fee


The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit (see "Death Benefit During Accumulation Period"). The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.


To compensate us for assuming these risks, we deduct from each of the Sub-Accounts a daily charge in an amount equal to 1.25% of the value of the Variable Investment Options on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the Fixed Investment Option.

REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS

We may reduce or eliminate the amount of the charges and deductions for certain Contracts. These Contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the Contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:

            - The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts;

            - The total amount of Purchase Payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones;

            - The nature of the group or class for which the Contracts are being purchased will be considered including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts;

            - Any prior or existing relationship with us will be considered. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts;

            - The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses;

            - There may be other circumstances of which we are not presently aware, which could result in reduced expenses.

If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. In the case of group contracts, we may issue Contracts and certificates with a mortality or expense risks charge at rates less than those set out above, if we conclude that the mortality or expense risks of the groups involved are less than the risks it has determined for persons for whom the Contracts and certificates have been generally designed.

We will eliminate the withdrawal charge when a Contract is issued to officers, trustees, directors or employees (or a relative thereof) of ours, of any of our affiliates, or of the John Hancock Trust. In no event will reduction or elimination of the charges or deductions be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

PREMIUM TAXES

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

We make deductions for any applicable premium or similar taxes based on the amount of a Purchase Payment. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.


                       PREMIUM TAX RATE
STATE OR        QUALIFIED       NON-QUALIFIED
TERRITORY       CONTRACTS         CONTRACTS
CA                0.50%             2.35%
GUAM              4.00%             4.00%
ME(1)             0.00%             2.00%
NV                0.00%             3.50%
PR                3.00%             3.00%
SD(1)             0.00%             1.25%(2)
WV                1.00%             1.00%
WY                0.00%             1.00%


----------

(1)   We pay premium tax upon receipt of Purchase Payment.



(2)   0.80% on Purchase Payments in excess of $500,000.

                            VII. Federal Tax Matters


INTRODUCTION

The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS


We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our "policyholder reserves." We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on a Separate Account assets that is passed through to Contract owners.



The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.


SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS


At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals. We do not currently report charges for optional benefits as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax adviser for information on any optional benefit Riders.



When you take a withdrawal under a Non-Qualified Contract, it ordinarily is taxable only to the extent it does not exceed gain in the Contract, if any, at the time of the withdrawal. Under current IRS guidance, we expect to determine gain on a withdrawal, including withdrawals during the "Settlement Phase" of an optional guaranteed minimum withdrawal benefit Rider (i.e., Guaranteed Principal Plus for Life or Guaranteed Principal Plus), using the Contract Value. It is possible, however, that the IRS may take the position that the value of amounts guaranteed to be available in the future should also be taken into account in computing the taxable portion of a withdrawal. In that event, you may be subject to a higher amount of tax on a withdrawal


If you purchased a Qualified Contract with an optional death benefit or other optional benefit Rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)" below.


Any annuity payments that you receive under an Annuity Option, including Annuity Options that only are available when you elect a guaranteed minimum withdrawal benefit Rider, will be taxed in the manner described in "Taxation of Annuity Payments," below.


NON-QUALIFIED CONTRACTS


(Contracts Not Purchased to Fund an Individual Retirement Account or Other Qualified Plan)


Undistributed Gains

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.

In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. A simplified method of determining the taxable portion of annuity benefit payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.

Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."

Surrenders, Withdrawals and Death Benefits


When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.


When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.


There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to each other. A tax adviser should be consulted in those situations.


Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

            - if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

            - if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or

            - if distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:

            - if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

            - if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income.

Penalty Tax on Premature Distributions

There is a 10% IRS penalty tax on the taxable portion of any payment from a Non-Qualified Contract. Exceptions to this penalty tax include distributions:

            - received on or after the date on which the Contract Owner reaches age 59-1/2;

            - attributable to the Contract Owner becoming disabled (as defined in the tax law);

            - made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;

            - made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;

            -     made under a single-premium immediate annuity contract; or

            - made with respect to certain annuities issued in connection with structured settlement agreements.


Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59-1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.


Puerto Rico Non-Qualified Contracts


Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Non-Qualified Contract") are generally treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.


Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a tax adviser before purchasing an annuity contract.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.


In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the contract owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.



The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the owner of your Contract's proportionate share of the assets of the Separate Account.


We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Fund will be able to operate as currently described in its prospectus, or that a Fund will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

QUALIFIED CONTRACTS

(Contracts Purchased for a Qualified Plan)


The Contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix B of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.


We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.

Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.


Special minimum distribution requirements govern the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or a benefit provided under an optional rider may affect the amount of the required minimum distributions that must be made under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70-1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs and Roth IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.

Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

            - received on or after the date on which the Contract Owner reaches age 59-1/2;

            - received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

            - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).


Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59-1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.



These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses, or for distributions made to certain eligible individuals called to active duty after September 11, 2001 and before December 31, 2007. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.



When we issue a Contract in connection with a Qualified Plan, we will amend the Contract as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.


Tax-Free Rollovers


If permitted under your plan, you may make a tax-free rollover:



            -     from a traditional IRA to another traditional IRA;



            - from a traditional IRA to a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code;



            - from any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA;



            - between a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code and any such plans;



            - from a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization (by means of a direct trustee-to-trustee transfer only); and



            - from a traditional IRA to a Roth IRA, subject to special withholding restrictions discussed below.



In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan. Beginning in 2007, a beneficiary who is not your surviving spouse may directly roll over the amount distributed to the beneficiary under a Contract that is held as part of a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a traditional IRA. The IRA is treated as an inherited IRA of the non-spouse beneficiary.



Also effective in 2008, distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code may be rolled over directly to a Roth IRA if (i) your adjusted gross income is not in excess of $100,000, and (ii) you are not a married taxpayer filing a separate return.


WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS. If a Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any eligible rollover distribution from the Contract will be subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an applicable plan or a traditional IRA. Before you receive an eligible rollover distribution, we will provide a notice explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.


Loans


A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum Loan Amount, are prescribed in the Code, Treasury regulations, IRS rulings, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.


Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

The amount of any Unpaid Loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Puerto Rico Contracts Issued to Fund Retirement Plans


The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.


SEE YOUR OWN TAX ADVISER

The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.

                              VIII. General Matters


ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation services ("Asset Allocation Services") in connection with the Contract through which a third party may transfer amounts among Investment Options from time to time on your behalf. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. These trading restrictions include adherence to a Separate Account's policies that we have adopted to discourage disruptive frequent trading activity. (See "Transfers Among Investment Options.") WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM
(for Contracts issued by John Hancock USA)


Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a Variable Annuity Contract issued under the ORP only upon:


            - termination of employment in the Texas public institutions of higher education;

            -     retirement;

            -     death; or

            -     the participant's attainment of age 70-1/2.

Accordingly, before any amounts may be distributed from the Contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP. Loans are not available under Contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS

We pay compensation for sales of the Contracts.

John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that John Hancock USA controls, is the principal underwriter and distributor of the Contracts offered through this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.

JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

We offer the Contracts for sale through broker-dealers that have entered into selling agreements with JH Distributors. Broker-dealers sell the Contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the NASD, may also offer the Contracts directly to potential purchasers. Signator Investors, Inc. is an affiliated broker-dealer.

JH Distributors pays compensation to broker-dealers for the promotion and sale of the Contracts. The individual representative who sells you a Contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. Our affiliated broker-dealers may pay additional cash and non-cash incentives to their representatives for sales of the Contracts described in this Prospectus that they would not pay in connection with the sale of other Contracts issued by unaffiliated companies.

A limited number of affiliated and/or non-affiliated broker-dealers may also be paid commissions or overrides to "wholesale" the Contracts, that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contracts that have already been purchased.

Standard Compensation


The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed 6% of Purchase Payments. In addition, beginning one year after each Purchase Payment, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase Payments. The greater the amount paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation. This compensation is not paid directly by Contract Owners. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the Contract (see "VI. Charges and Deductions").



Revenue Sharing and Additional Compensation



In addition to standard compensation arrangements and to the extent permitted by SEC and NASD rules and other applicable laws and regulations, we, either directly or through JH Distributors, may enter into special compensation or reimbursement arrangements ("revenue sharing") with selected firms. We determine which firms to support and the extent of the payments that are made. Under these arrangements, the form of payment may be any one or a combination of a flat fee, a percentage of the assets we hold that are attributable to Contract allocations, a percentage of sales revenues, reimbursement of administrative expenses (including ticket charges), conference fees, or some other type of compensation.



We hope to benefit from these revenue sharing arrangements through increased sales of our annuity products. In consideration of these arrangements, a firm may feature the Contract in its sales system or give us preferential access to members of its sales force. In addition, the firm may agree to participate in our marketing efforts by allowing JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm's sales force.



These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements, including a list of firms to whom we paid annual amounts greater than $5,000 under these arrangements in 2006, in the Statement of Additional Information (SAI), which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.



To the extent permitted by SEC and NASD rules and other applicable laws and regulations, selling broker dealers may receive additional payments from us, either directly or through JH Distributors and its affiliates, in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement arrangements payments may include, for example, payments in connection with the firm's "due diligence" examination of the Contracts, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contract, and payments to assist a firm in connection with its marketing expenses and/or other events or activities sponsored by the firms. We may contribute to, as well as sponsor, various educational programs, sales promotions contests and/or contests promotions in which participating firms and their sales persons may receive gifts and prizes such as merchandise, cash, or other awards,. as my be permitted by applicable NASD rules and other applicable laws and regulations,



In an effort to promote the sale of our products, our affiliated broker-dealer may pay its registered representatives additional cash incentives such as Bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies.


Differential Compensation


Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. The compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received from us under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to sell the Contracts of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of the Contract.



For sales representatives of certain affiliates, the amount of additional compensation paid is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervise these sales representatives may also be entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers is primarily based on sales of proprietary products, these sales representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

You should contact your registered representative for more information on compensation arrangements in connection with the sale and purchase of your Contract.


CONFIRMATION STATEMENTS

We will send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, we will deem you to have ratified the transaction.

REINSURANCE ARRANGEMENTS

From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees or other obligations.

            Appendix A: Examples of Calculation of Withdrawal Charge


EXAMPLE 1 - Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the Contract is completely withdrawn, based on hypothetical Contract Values.


                                                                  WITHDRAWAL CHARGE
CONTRACT      HYPOTHETICAL     FREE WITHDRAWAL    PAYMENTS        ----------------
  YEAR       CONTRACT VALUE         AMOUNT       LIQUIDATED       PERCENT   AMOUNT
--------     --------------    ---------------   ----------       -------   ------
   1             55,000            5,000(1)         50,000           6%      3,000
   2             50,500            5,000(2)         45,500           5%      2,275
   3             35,000            5,000(3)         45,000           4%      1,200
   4             70,000           20,000(4)         50,000           0%          0


During any Contract Year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the Contract less any prior partial withdrawals in that Contract Year.

----------

(1) In the first Contract Year the earnings under the Contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (Contract Value less free withdrawal amount).



(2) In the example for the second Contract Year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments ($50,000 x 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (Contract Value less free withdrawal amount).



(3) In the example for the third Contract Year, the Contract has negative accumulated earnings ($35,000-$50,000) so the free withdrawal amount is equal to 10% of payments ($50,000 x 10%=$5,000) and the withdrawal charge is applied to total payments less the free withdrawal amount. This calculation only applies to Contracts issued on or after April 1, 2003. For John Hancock USA Contracts issued prior to April 1, 2003 and for all John Hancock New York Contracts, the withdrawal charge would be applied to the lesser of the total payments or the Contract Value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000 - $5,000).



(4) There is no withdrawal charge on any payments liquidated that have been in the Contract for at least 3 years.


EXAMPLE 2 - Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the second Contract Year of $2,000, $5,000, $7,000 and $8,000.


                                                                         WITHDRAWAL CHARGE
 HYPOTHETICAL    PARTIAL WITHDRAWAL     FREE WITHDRAWAL     PAYMENTS     -----------------
CONTRACT VALUE       REQUESTED               AMOUNT        LIQUIDATED    PERCENT    AMOUNT
--------------   ------------------     ---------------    ----------    -------    ------
    65,000             2,000               15,000(1)             0         5%           0
    49,000             5,000                3,000(2)         2,000         5%         100
    52,000             7,000                4,000(3)         3,000         5%         150
    44,000             8,000                    0(4)         8,000         5%         400



The free withdrawal amount during any Contract Year is the greater of the Contract Value less the unliquidated payments (accumulated earnings), or 10% of payments less 100% of all prior withdrawals in that Contract Year.



(1) For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested (2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.



(2) The Contract has negative accumulate earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since 2,000 has already been withdrawn in the current Contract Year, the remaining free withdrawal amount during the third Contract Year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.



(3) The Contract has increased in value to 52,000. The unliquidated payments are 48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 < 0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.



(4) The free withdrawal amount is zero since the Contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next Contract Year the full 10% of payments would be available again for withdrawal requests during that year.

                        Appendix B: Qualified Plan Types

TRADITIONAL IRAS

Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.


The Contract may be issued with a death benefit or certain benefits provided by an optional rider. The presence of such benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.


Distributions


In general, unless you have made non-deductible contributions to your IRA, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur an additional 10% penalty tax if you make a surrender or withdrawal before you reach age 59-1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.


The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70-1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

            -     made after the Owner attains age 59-1/2;

            -     made after the Owner's death;

            -     attributable to the Owner being disabled; or

            - a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.


In addition, distributions from Roth IRAs need not commence when the Owner attains age 70-1/2. A Roth IRA may accept a "qualified rollover contribution" from a traditional IRA or another Roth IRA. A Roth IRA, however, may not accept rollover contributions from other Qualified Plans, except (and only to the extent) that such rollover consists of designated Roth contributions to the rollover.



If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the Contract in connection with a Roth IRA, you should seek independent tax advice.



Conversion or Direct Rollover to a Roth IRA



You can convert a traditional IRA to a Roth IRA or, beginning in 2008, directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA unless:


            -     you have adjusted gross income over $100,000; or

            -     you are a married taxpayer filing a separate return.


The Roth IRA annual contribution limit does not apply to converted or rollover amounts.

You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.


SIMPLE IRA PLANS


In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan are generally the same as those discussed above for distributions from a traditional IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA, except that (i) tax free rollovers may be made from a SIMPLE IRA plan only to another SIMPLE IRA plan during the first two years of participation in the plan; and (ii) the penalty tax on early distribution from a SIMPLE IRA plan that occurs during the first two years of participation is 25%, instead of 10%. Employers intending to use the Contract in connection with such plans should seek independent tax advice.


SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)


Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.


TAX-SHELTERED ANNUITIES


Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the Contracts for such purposes should seek competent advice as to eligibility, limitations on Purchase Payments, and other tax consequences. In particular, purchasers should note that the Contract provides death benefit options that may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made.


Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

            - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

            -     earnings on those contributions; and

            - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.


These amounts can be paid only if the employee has reached age 59-1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions for elective contributions made after 1988; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account).


CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS


Sections 401(a) and 403(a) of the code permit corporate employers to establish various types of tax-deferred retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the participant. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with certain death benefits or benefits provided under an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made. Employers intending to use the Contract in connection with such plans should seek independent advice.



Minimum distribution to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the calendar year in which the employee reaches age 70-1/2 or, if later, retires. In the case of an employee who is a 5 percent Owner as defined in Code section 416, the required beginning date is April 1 of the year following the calendar year in which employee reaches age 70-1/2.


DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.


            - A Section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency).



When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70-1/2 or, if later, retires.

                  Appendix C: Optional Enhanced Death Benefits


This Appendix provides a general description of the optional enhanced death benefit Riders that may have been available at the time you purchased a Wealthmark ML3 Contract. If you purchased an optional enhanced death benefit Rider, you will pay the monthly charge shown in the Fee Tables for that benefit as long as it is in effect.

YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY ENHANCED DEATH BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the Tax Considerations section of the Prospectus for information about optional benefit Riders.

The following is a list of the various optional enhanced death benefit Riders that you may have had available to you at issue. Not all Riders were available at the same time or in all states.


            1.    Annual Step-up Death Benefit


            2. Enhanced Earnings Death Benefit - Not offered in New York or Washington

            3. Accelerated Beneficiary Protection Death Benefit - Not offered in New York or Washington.


ANNUAL STEP-UP DEATH BENEFIT



If you elected the optional Annual Step-up Death Benefit, we impose an additional daily charge at any annual rate of 0.20% of the value of the variable Investment Accounts. If you purchased the Annual Step-up Rider from John Hancock USA prior to May 5, 2003 or from John Hancock New York prior to August 1, 2005, however, the fee for this benefit is 0.05%. You could elect this optional benefit only at the time we issued your Contract, if the Rider was then available for sale in your state. Once you elect this benefit, it is irrevocable.



Under this benefit, if the Owner dies before the Contract's Maturity Date, we will pay an "Annual Step-up Benefit" to your Beneficiary if it is greater than the death benefit under your Contract. (The death benefit paid under the Annual Step-up Benefit replaces a lower death benefit under the terms of the Contract.)



The Annual Step-up Death Benefit is the greatest "Anniversary Value" after the effective date of the Annual Step-up Death Benefit but prior to the oldest Owner's 81st birthday. The Anniversary Value is equal to the Contract Value on the last day of the Contract Year, plus any Purchase Payments you have made since that anniversary, MINUS amounts we deduct for any withdrawals you have taken (and any related withdrawal charges) since that anniversary.



We deduct amounts in connection with partial withdrawals on a pro rata basis by multiplying the Annual Step-up Death Benefit payable prior to the withdrawal, by the ratio of the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.



If the Beneficiary under the Contract is the Contract Owner's surviving spouse and elects to continue the Contract, the optional Annual Step-up Death Benefit will continue with the surviving spouse as the new Contract Owner. For purposes of calculating the optional Annual Step-up Death Benefit payable upon the death of the surviving spouse, we treat the death benefit paid upon the first Owner's death as a payment to the Contract. This payment will not be included in cumulative payments. In addition, we will not consider payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first Owner's death in the determination of the Annual Step-up Death Benefit for the surviving spouse. We also set all Anniversary Values to zero for Contract Anniversaries prior to the date of the first Owner's death.



TERMINATION OF THE ANNUAL STEP-UP DEATH BENEFIT. The Annual Step-up Death Benefit will terminate upon the earliest to occur of (a) the date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Annual Step-up Death Benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including The Annual Step-up Death Benefit) as the new Owner.



QUALIFIED RETIREMENT PLANS. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Annual Step-up Death Benefit) may have on your plan (see Appendix B: "Qualified Plan Types"). Please consult your tax advisor.



THE CONTINUATION OF THE OPTIONAL ANNUAL STEP-UP DEATH BENEFIT TO AN EXISTING CONTRACT FOR A SURVIVING SPOUSE MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

ENHANCED EARNINGS DEATH BENEFIT (NOT AVAILABLE IN NEW YORK AND WASHINGTON)

If you elected the optional Enhanced Earnings Death Benefit, we impose an additional daily charge at an annual rate of 0.20% of the value of each variable Investment Account. With this benefit, on the death of any Contract Owner prior to the Maturity Date, we will pay the death benefit otherwise payable under the Contract plus the benefit payable under the Enhanced Earnings Death Benefit. Election of the Enhanced Earnings Death Benefit may only be made at issue, is irrevocable, and it may only be terminated as described below.

Subject to the maximum amount described below, the Enhanced Earnings Death Benefit provides a payment equal to 40% of the appreciation in the Contract Value (as defined below) upon the death of any Contract Owner if the oldest Owner is 69 or younger at issue, and 25% if the oldest Owner is 70 or older at issue.

The appreciation in the Contract Value is defined as the Contract Value less the sum of all Purchase Payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any Unpaid Loans under a Contract in the case of Qualified Contracts.

If the oldest Owner is 69 or younger at issue, the maximum amount of the Enhanced Earnings Death Benefit is equal to 40% of the sum of all Purchase Payments, less any amounts deducted in connection with partial withdrawals. If the oldest Owner is 70 or older at issue, the maximum amount of the Enhanced Earnings Death Benefit is equal to 25% of the sum of all Purchase Payments, less any amounts deducted in connection with partial withdrawals.

We deduct amounts in connection with partial withdrawals on a pro rata basis by multiplying the Enhanced Earnings Death Benefit payable prior to the withdrawal, by the ratio of the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

If the Beneficiary under the Contract is the deceased Owner's spouse and elects to continue the Contract, the Enhanced Earnings Death Benefit will continue with the surviving spouse as the new Contract Owner. In this case, upon the death of the surviving spouse prior to the Maturity Date, a second Enhanced Earnings Death Benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary.

For purposes of calculating the Enhanced Earnings Death Benefit payable on the death of the surviving spouse, the Enhanced Earnings Death Benefit will be equal to zero on the date of the first Contract Owner's death and the Enhanced Earnings Death Benefit payable upon the first Contract Owner's death will be treated as a Purchase Payment. In addition, all Purchase Payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first Contract Owner's death, will not be considered in determining the Enhanced Earnings Death Benefit.

TERMINATION OF THE ENHANCED EARNINGS DEATH BENEFIT. The Enhanced Earnings Death Benefit will terminate upon the earliest to occur of (a) the date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Enhanced Earnings Death Benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including the Enhanced Earnings Death Benefit) as the new Owner.

QUALIFIED RETIREMENT PLANS. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without the Enhanced Earnings Death Benefit) may have on your plan (see Appendix B:
"Qualified Plan Types"). Please consult your tax advisor.

THE ELECTION OF THE ENHANCED EARNINGS DEATH BENEFIT ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT (NOT AVAILABLE IN NEW YORK OR WASHINGTON)

If you elected the optional Accelerated Beneficiary Protection Death Benefit, we impose an additional annual fee of 0.50% (as a percentage of the Accelerated Beneficiary Protection Death Benefit). The Accelerated Beneficiary Protection Death Benefit was available for Contracts issued between December 8, 2003 and December 31, 2004. If you elected the Accelerated Beneficiary Protection Death Benefit, it is irrevocable and you may only change the Owner of your Contract to an individual that is the same age or younger than the oldest current Owner.

Under this benefit, if the Owner dies before the Contract's date of maturity, the Accelerated Beneficiary Protection Death Benefit replaces any death benefit payable under the terms of your Contract. The Accelerated Beneficiary Protection Death Benefit is equal to an "Enhanced Earnings Death Benefit" factor plus the greatest of:

            -     the Contract Value;

            -     the Return of Purchase Payments Death Benefit Factor;


            -     the Annual Step-up Death Benefit Factor; or


            -     the Graded Death Benefit Factor.

We deduct any Debt under your Contract from the amount described above.

ENHANCED EARNINGS DEATH BENEFIT FACTOR. For purposes of the Accelerated Beneficiary Protection Death Benefit, the Enhanced Earnings Death Benefit factor is equal to 50% multiplied by Earnings, as defined under the Enhanced Earnings Death Benefit Factor calculation of the Accelerated Beneficiary Protection Death Benefit Rider. For purposes of the Enhanced Earnings Death Benefit Factor calculation, Earnings is equal to the Contract Value minus the Earnings Basis. The Earnings Basis is equal to 150% of each Purchase Payment made less the sum of all Withdrawal Reductions in connection with partial withdrawals. The maximum Enhanced Earnings Death Benefit Factor is equal to 100% of the Earnings Basis.

EXAMPLE. Assume you make a single Purchase Payment of $100,000 into the Contract, you make no additional Purchase Payments and you take no partial withdrawals. Also assume the Contract Value is equal to $175,000 on the date we determine the Accelerated Beneficiary Protection Death Benefit. Based on these assumptions:

            -     The "Earnings Basis" is equal to 150% of $100,000, or
                  $150,000.

            -     "Earnings" is equal to $175,000 minus $150,000, or $25,000.

            - The "Enhanced Earnings Death Benefit" Factor is equal to 50% of $25,000, or $12,500.

NOTE THAT FOR PURPOSES OF THE ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT, "EARNINGS" WILL ALWAYS BE LESS THAN THE EXCESS OF CONTRACT VALUE OVER PURCHASE PAYMENTS. In this example, "Earnings" is less than $75,000 (or $175,000 minus $100,000).

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT FACTOR. The Return of Purchase Payments Death Benefit Factor is equal to the sum of all Purchase Payments made less the sum of all Withdrawal Reductions in connection with partial withdrawals.


ANNUAL STEP-UP DEATH BENEFIT FACTOR. For purposes of the Accelerated Beneficiary Protection Death Benefit, the Annual Step-up Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the Accelerated Beneficiary Protection Death Benefit Rider but prior to the oldest Owner's attained age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary increased by all Purchase Payments made, less Withdrawal Reductions in connection with partial withdrawals since that Contract Anniversary.


GRADED DEATH BENEFIT FACTOR. For purposes of the Accelerated Beneficiary Protection Death Benefit, the Graded Death Benefit Factor is equal to (1) minus
(2) where:

(1) is equal to the sum of each Purchase Payment multiplied by the applicable Payment Multiplier obtained from the table below:


  NUMBER OF COMPLETE YEARS
PAYMENT HAS BEEN IN CONTRACT           PAYMENT MULTIPLIER(1)
----------------------------           ---------------------
              0                                100%
              1                                110%
              2                                120%
              3                                130%
              4                                140%
              5                                150%



----------
(1) If a Purchase Payment is received on or after the oldest Owner's attained age 71, the Payment Multiplier equals 100% in all years. Thus, for Purchase Payments made on or after the oldest Owner reaches attained age 71, the benefit provided by the Graded Death Benefit Factor is equal to the benefit provided by the Return of Purchase Payments Death Benefit Factor.


(2) is equal to the sum of Withdrawal Reductions in connection with partial withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on Purchase Payment and withdrawal history.

The Graded Death Benefit Factor will never be greater than Purchase Payments less the sum of all Withdrawal Reductions in connection with partial withdrawals taken plus $250,000.


THE ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT FACTORS ARE SEPARATE AND DISTINCT FROM SIMILARLY NAMED TERMS, SUCH AS "ANNUAL STEP-UP DEATH BENEFIT" THAT MAY BE CONTAINED IN OTHER OPTIONAL BENEFIT RIDERS. THE OTHER OPTIONAL BENEFIT RIDERS IMPOSE SEPARATE OPTIONAL RIDER CHARGES AND THEIR BENEFITS AND LIMITATIONS MAY BE DIFFERENT.


WITHDRAWAL REDUCTIONS. If total partial withdrawals taken during a Contract Year are less than or equal to 5% of total Purchase Payments (the "Annual Withdrawal Limit"), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each partial withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the Contract Value attributed to the amount of each partial withdrawal.

The guaranteed death benefits provided by the Accelerated Beneficiary Protection Death Benefit are adjusted at the point of each partial withdrawal but may be recalculated if subsequent partial withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total partial withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionately. If a subsequent Purchase Payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.

DETERMINATION AND DISTRIBUTION OF THE ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT. We determine the death benefit paid under Protection Death Benefit as of the date our Annuities Service Center receives written notice and proof of death and all required forms in good order.

If the Beneficiary is the deceased Owner's spouse, and the Accelerated Beneficiary Protection Death Benefit is not taken in one sum under our current administrative practices, the Contract and the Accelerated Beneficiary Protection Death Benefit Rider will continue with the surviving spouse as the new Owner. Upon the death of the surviving spouse prior to the Maturity Date, a second Accelerated Beneficiary Protection Death Benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary in accordance with the provisions of the Contract.

For purposes of calculating the second Accelerated Beneficiary Protection Death Benefit, payable upon the death of the surviving spouse:

            - The Accelerated Beneficiary Protection Death Benefit paid upon the first Owner's death ("first Accelerated Beneficiary Protection Death Benefit") is not treated as a Purchase Payment to the Contract.

            - In determining the Enhanced Earnings Death Benefit Factor, on the date the first Accelerated Beneficiary Protection Death Benefit was paid, the Earnings Basis is reset to equal the first Accelerated Beneficiary Protection Death Benefit. The Earnings Basis will be increased for any Purchase Payments made and decreased for any Withdrawal Reductions in connection with partial withdrawals taken after the date the first Accelerated Beneficiary Protection Death Benefit was paid. All Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the date the first Accelerated Beneficiary Protection Death Benefit was paid will not be considered in the determination of the Enhanced Earnings Death Benefit Factor.

            - In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step-up Death Benefit Factor; and (d) the Graded Death Benefit Factor), all Purchase Payments and all withdrawals before and after the date the first Accelerated Beneficiary Protection Death Benefit was paid will be considered.

INVESTMENT OPTIONS. At the current time, there are no additional Investment Option restrictions imposed when the Accelerated Beneficiary Protection Death Benefit Rider is chosen.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. WE WILL NOTIFY YOU IN WRITING AT LEAST 30 DAYS PRIOR TO RESTRICTING AN INVESTMENT OPTION. If an Investment Option is restricted, no transfers into the restricted Investment Options will be allowed and no new Purchase Payments may be allocated to the restricted Investment Options after the date of the restriction. Any amounts previously allocated to an Investment Option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed Investment Options may be renewed subject to terms of the Contract.

TERMINATION OF ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT RIDER. The Owner may not terminate the Accelerated Beneficiary Protection Death Benefit Rider. However, the Accelerated Beneficiary Protection Death Benefit will terminate automatically upon the earliest of:

            -     the date the Contract terminates;

            -     the Maturity Date; or

            - the later of the date on which the Accelerated Beneficiary Protection Death Benefit is paid, or the date on which the second Accelerated Beneficiary Protection Death Benefit is paid, if the Contract and Accelerated Beneficiary Protection Death Benefit Rider are continued by the surviving spouse after the death of the original Owner.

DETERMINATION OF ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT FEE. Prior to termination of the Accelerated Beneficiary Protection Death Benefit Rider, on each Contract Anniversary, the Accelerated Beneficiary Protection Death Benefit fee is calculated by multiplying 0.50% by the Accelerated Beneficiary Protection Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the Accelerated Beneficiary Protection Death Benefit fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.


If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the Accelerated Beneficiary Protection Death Benefit fee from the amount paid upon withdrawal. The Accelerated Beneficiary Protection Death Benefit fee will be determined based on the Accelerated Beneficiary Protection Death Benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the Accelerated Beneficiary Protection Death Benefit fee, the commencement of annuity payments shall be treated as a total withdrawal.


QUALIFIED RETIREMENT PLANS. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without the Accelerated Beneficiary Protection Death Benefit) may have on your plan (see Appendix B: "Qualified Plan Types"). Please consult your tax advisor.

           Appendix D: Optional Guaranteed Minimum Withdrawal Benefits

This Appendix provides a general description of the optional guaranteed minimum withdrawal benefit Riders that may have been available at the time you purchased a Wealthmark Contract. If you purchased an optional guaranteed minimum withdrawal benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.


YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the "VII. Federal Tax Matters" section of the Prospectus for information about optional benefit Riders.


The following guaranteed minimum withdrawal benefits may have been available to you when you purchased your Contract.

            - Guaranteed Principal Plus - available December 8, 2003 (May 20, 2004 for New York Contracts) to August 15, 2004; and

            - Guaranteed Principal Plus for Life - available August 16, 2004 to December 31, 2005.

For John Hancock New York Contracts, Guaranteed Principal Plus and Guaranteed Principal Plus for Life may not have been available through all distribution partners.

GUARANTEED PRINCIPAL PLUS AND GUARANTEED PRINCIPAL PLUS FOR LIFE

Definitions.

We use the following definitions to describe how the Guaranteed Principal Plus and Guaranteed Principal Plus for Life optional benefits work:

Guaranteed Withdrawal Balance means:

            - The total amount we guarantee to be available for future periodic withdrawals during the Accumulation Period;

            - The initial Guaranteed Withdrawal Balance is equal to your initial Purchase Payment, up to the maximum Guaranteed Withdrawal Balance;

            - The maximum Guaranteed Withdrawal Balance at any time is $5,000,000.

Guaranteed Withdrawal Amount means:

            - The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period until the Guaranteed Withdrawal Balance is depleted;

            - The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance;

            - The maximum Guaranteed Withdrawal Amount at any time is $250,000.


Reset means a reduction of guaranteed amounts resulting from our recalculation of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or, for Guaranteed Principal Plus for Life, the "Lifetime Income Amount". We may Reset guaranteed amounts if your annual withdrawals of Contract Value exceed the Guaranteed Withdrawal Amount or "Lifetime Income Amount."



Step-up means an increase of guaranteed amounts resulting from our recalculation of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or "Lifetime Income Amount" on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.


For purposes of the following description of Guaranteed Principal Plus and Guaranteed Principal Plus for Life, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.

We use additional terms to describe Guaranteed Principal Plus for Life:

Covered Person means:

            - The person whose life we use to determine the duration of the Lifetime Income Amount payments;

            - The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural Owner.

Lifetime Income Amount or Lifetime Income Amount means:

            - The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period after the Age 65 Contract Anniversary and while the Covered Person remains alive as an Owner or Annuitant of the Contract;

            - We determine the initial Lifetime Income Amount on the Age 65 Contract Anniversary (or the date you purchase the benefit, if later);

            - The initial Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance at the time we make our determination.

Age 65 Contract Anniversary means the Contract Anniversary on, or next following, the date the Covered Person attains age 65.

Overview

The Guaranteed Principal Plus and Guaranteed Principal Plus for Life optional benefit Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. We designed these Riders to guarantee the return of your investments in the Contract, as long as you limit your withdrawals each Contract Year during the Accumulation Period to a "Guaranteed Withdrawal Amount". In addition, under the Guaranteed Principal Plus for Life Rider we calculate a "Lifetime Income Amount" on the Age 65 Contract Anniversary, or at issue if the Covered Person is already 65 or older. If you subsequently limit your annual withdrawals to the Lifetime Income Amount, Guaranteed Principal Plus for Life guarantees that we will make the Lifetime Income Amount benefit available to you, as long as that Covered Person is alive and an Owner or Annuitant under the Contract, even after you have recovered your investments in the Contract and even if your Contract Value reduces to zero.

We provide additional information about Guaranteed Principal Plus and Guaranteed Principal Plus for Life in the following sections:

            - Effect of Withdrawals - describes how the actual amount you choose to withdraw in any Contract Year affects certain features of the Riders. SINCE THE BENEFITS OF GUARANTEED PRINCIPAL PLUS AND GUARANTEED PRINCIPAL PLUS FOR LIFE ARE ACCESSED THROUGH WITHDRAWALS, THESE RIDERS MAY NOT BE APPROPRIATE FOR OWNERS WHO DO NOT FORESEE A NEED FOR LIQUIDITY AND WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. YOU SHOULD CONSULT WITH YOUR TAX AND FINANCIAL ADVISORS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH THESE RIDERS.


            - Bonus Qualification and Effect - describes how the amounts we guarantee may increase by a Bonus in certain years if you make no withdrawals during those Contract Years.


            - Step-up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount - describes how the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or, Lifetime Income Amount (for Guaranteed Principal Plus for Life only) may increase on certain dates to reflect favorable market performance.

            - Additional Purchase Payments - describes how you may increase the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or Lifetime Income Amount (for Guaranteed Principal Plus for Life only) by making additional Purchase Payments, and the special limitations we impose on the payments that we will accept.

            - Investment Options - describes the special limitations we impose in the Investment Options we make available.

            - Life Expectancy Distributions - describes our special programs to provide minimum distribution amounts required under certain sections of The Code.

            - Settlement Phase - describes the special circumstances that will apply if a withdrawal reduces the Contract Value to zero.

            - Death Benefits - describes how these Riders affect the death benefits provided under your Contract.

            - Termination - describes when Guaranteed Principal Plus and Guaranteed Principal Plus for Life benefits end.

            - Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life - provides further information on the fees we charge for these benefit.

You could elect Guaranteed Principal Plus or Guaranteed Principal Plus for Life (but not both) only at the time you purchased a Contract, provided:

            - the Rider was available for sale in the state where the Contract was sold;

            - you limit your investment of Purchase Payments and Contract Value to the Investment Options we make available with the respective Rider; and

            - you had not yet attained age 81 (Prior to February 13, 2006, we imposed this restriction on Qualified Contracts only).

We reserve the right to accept or refuse to issue either Guaranteed Principal Plus or Guaranteed Principal Plus for Life at our sole discretion. Once you elected Guaranteed Principal Plus or Guaranteed Principal Plus for Life, its effective date is the Contract Date and it is irrevocable. We charge an additional fee for these Riders and reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-Up" to equal the Contract Value (see "Fees For Guaranteed Principal Plus and Guaranteed Principal Plus for Life").

Effect of Withdrawals

We decrease the Guaranteed Withdrawal Balance each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Guaranteed Withdrawal Balance by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically Reset the Guaranteed Withdrawal Balance to equal the lesser of:

            -     the Contract Value immediately after the withdrawal; or

            - the Guaranteed Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we Reset the Guaranteed Withdrawal Balance, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance value. Under Guaranteed Principal Plus for Life, we also will recalculate the Lifetime Income Amount after the Age 65 Contract Anniversary if a withdrawal causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value immediately after the withdrawal or the new Guaranteed Withdrawal Balance value.

In certain circumstances, however, we will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or (under Guaranteed Principal Plus for Life) the Lifetime Income Amount, even where a withdrawal would exceed the Guaranteed Withdrawal Amount and/or Lifetime Income Amount for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distributions").

We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals (including any applicable withdrawal charges) are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.

Guaranteed Principal Plus enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Guaranteed Withdrawal Balance immediately after the withdrawal is greater than zero (see "Settlement Phase"). The Guaranteed Principal Plus benefit terminates if the Contract Value and Guaranteed Withdrawal Balance immediately after a withdrawal are both equal to zero (see "Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life" and "Termination").

Under Guaranteed Principal Plus for Life, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less that or equal to the Lifetime Income Amount. Under Guaranteed Principal Plus for Life, if you take any withdrawals prior to the Contract Year in which the Covered Person attains age 65, the initial amount of the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Age 65 Contract Anniversary without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Guaranteed Withdrawal Balance value) your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount.

Guaranteed Principal Plus for Life enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is greater than zero (see "Settlement Phase"). The Guaranteed Principal Plus for Life benefit terminates if the Contract Value, Guaranteed Withdrawal Balance and Lifetime Income Amount immediately after a withdrawal are all equal to zero (see "Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life" and "Termination").


If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we will recalculate amounts we guarantee for future withdrawals. We may Reset Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and, under Guaranteed Principal Plus for Life, Lifetime Income Amount values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount (under Guaranteed Principal Plus for Life) may reduce or eliminate future Lifetime Income Amount values.


Bonus Qualification and Effect

We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during a Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the Bonus Period under Guaranteed Principal Plus is the first 5 Contract Years. The Bonus Period under Guaranteed Principal Plus for Life is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the Covered Person attains age 80. Each time you qualify for a Bonus, we will increase the Guaranteed Withdrawal Balance:


            - by an amount equal to 5% of total Purchase Payments to the Contract if you did not previously Step-up the Guaranteed Withdrawal Balance and/or we did not previously Reset the Guaranteed Withdrawal Balance (see "Effect of Withdrawals" below); otherwise



            - by an amount equal to 5% of the Guaranteed Withdrawal Balance immediately after the latest Step-up or Reset, increased by any Purchase Payments received since such latest Step-up or Reset.



Each time we apply a Bonus to the Guaranteed Withdrawal Balance, we will also recalculate the Guaranteed Withdrawal Amount to equal the greater of Guaranteed Withdrawal Amount prior to the Bonus or 5% of the Guaranteed Withdrawal Balance after the Bonus.

Under Guaranteed Principal Plus for Life, we will also recalculate the Lifetime Income Amount to equal the greater of the Lifetime Income Amount prior to the Bonus or 5% of the Guaranteed Withdrawal Balance after the Bonus.


Bonuses, when applied, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Guaranteed Principal Plus for Life).


Step-up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount



RECALCULATION OF VALUES. If the Contract Value on any Step-up Date is greater than the Guaranteed Withdrawal Balance on that date, we will recalculate the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount and, with respect to Guaranteed Principal Plus for Life, the Lifetime Income Amount. The recalculated Guaranteed Withdrawal Balance will equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). The recalculated Guaranteed Withdrawal Amount will equal the greater of the current Guaranteed Withdrawal Amount or 5% of the new Guaranteed Withdrawal Balance value and the recalculated Lifetime Income Amount will equal the greater of the current Lifetime Income Amount or 5% of the new Guaranteed Withdrawal Balance value.



STEP-UP DATES. Step-up Dates occur only while a Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider is in effect. Under Guaranteed Principal Plus and for Contracts issued with the Guaranteed Principal Plus for Life Rider before February 13, 2006, we schedule the Step-up Dates for every 3rd Contract Anniversary after the Contract Date (e.g. 3rd, 6th, 9th etc.), up to and including the 30th Contract Anniversary. Contracts issued with the Guaranteed Principal Plus for Life Rider on and after February 13, 2006 may, subject to state approval, contain an enhanced schedule of Step-up Dates. Under this enhanced schedule, Step-up Dates under Guaranteed Principal Plus for Life include each succeeding Contract Anniversary on and after the 9th Contract Anniversary (e.g., the 10th, 11th, 12th etc) up to and including the 30th Contract Anniversary.



If you purchased a Guaranteed Principal Plus for Life Rider without the enhanced schedule, we may issue a special endorsement, in states where approved, after we have issued your Contract. This special endorsement to the Guaranteed Principal Plus for Life Rider will increase Step-up Dates to include each succeeding Contract Anniversary on and after the 9th Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, we will only schedule Step-up Dates under the initial schedule.



STEP-UPS UNDER GUARANTEED PRINCIPAL PLUS. Under Guaranteed Principal Plus, you may elect to increase ("Step-up") the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount, if applicable) to the recalculated value within 30 days following each Step-up Date. Subject to state approval, however, we may issue a special endorsement to the Guaranteed Principal Plus Rider after we have issued the Contract. Under this special endorsement to the Guaranteed Principal Plus Rider, we will automatically increase the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount, if applicable) to equal a higher recalculated value. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, we will continue to require an Owner to elect a Step-up within 30 days of the respective Step-up Date.



Each time a Step-up goes into effect, the Guaranteed Principal Plus fee will change to reflect the stepped-up Guaranteed Withdrawal Balance value. We also reserve the right to increase the rate of the Guaranteed Principal Plus fee, up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-up (see "Fees For Guaranteed Principal Plus And Guaranteed Principal Plus For Life").



If you decline a scheduled Step-up, you will have the option to elect to Step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-up Dates. If you decide to Step-up the Guaranteed Withdrawal Balance and the special endorsement to your Guaranteed Principal Plus Rider is in effect, we will thereafter resume automatic Step-ups on each succeeding Step-up Date.



STEP-UPS UNDER GUARANTEED PRINCIPAL PLUS FOR LIFE. We will automatically increase ("Step-up") the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Each time we apply a Step-up, we will also recalculate the Guaranteed Withdrawal Amount, the Lifetime Income Amount, and the Rider Fee (see "Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life"). The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-up or 5% of the new Guaranteed Withdrawal Balance value after the Step-up and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-up or 5% of the new Guaranteed Withdrawal Balance value after the Step-up. We also reserve the right to increase the rate of the Guaranteed Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up (see "Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life").



If you decline an automatic scheduled Step-up, you will have the option to elect to Step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent Step-up Dates. If you decide to Step-up the Guaranteed Withdrawal Balance, we will thereafter resume automatic Step-ups under the schedule in effect for your Contract.

Step-ups will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Guaranteed Principal Plus for Life).

Additional Purchase Payments

EFFECT OF ADDITIONAL PURCHASE PAYMENTS. We will increase the total Guaranteed Withdrawal Balance by the amount of each additional Purchase Payment we accept (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million).

In addition, we will recalculate the Guaranteed Withdrawal Amount and usually increase it to equal the lesser of: (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment.

We will also recalculate the Lifetime Income Amount under Guaranteed Principal Plus for Life each time we accept an additional Purchase Payment after the Age 65 Anniversary Date.

We will not change the Guaranteed Withdrawal Amount or the Lifetime Income Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount or Lifetime Income Amount, as the case may be, before the additional Purchase Payment.

Additional Purchase Payments, if accepted, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Guaranteed Principal Plus for Life).


PURCHASE PAYMENT LIMITS, IN GENERAL. You must obtain our prior approval if the Contract Value immediately following an additional Purchase Payment would exceed $1,000,000. We do not permit additional Purchase Payments during a Contract's "settlement phase," as described below. Other limitations on additional payments may vary by state.


SPECIAL PURCHASE PAYMENT LIMITS ON "NON-QUALIFIED" CONTRACTS. If we issue your Contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make Purchase Payments:

            - on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.

SPECIAL PURCHASE PAYMENT LIMITS ON "QUALIFIED" CONTRACTS. If we issue your Contract in connection with a tax qualified retirement plan, including an IRA, we impose additional limits on your ability to make Purchase Payments:

            - under Guaranteed Principal Plus for Life, we will not accept an additional Purchase Payment on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your Contract after you become age 65), without our prior approval, if your total payments after the first Contract Anniversary exceed $100,000;


              - under either Rider, we will only accept a Purchase Payment that qualifies as a "rollover contribution, for the year that you become age 70-1/2 and for any subsequent years, if your Contract is issued in connection with an IRA"; but


            - under either Rider, we will not accept any Purchase Payment after the oldest Owner becomes age 81.

            - on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.

We do not require you to obtain our prior approval for other Purchase Payments under Guaranteed Principal Plus, unless the Contract Value would exceed $1,000,000 following that Purchase Payment. You should consult with a qualified tax advisor for further information on tax rules affecting Qualified Contracts, including IRAs.

GENERAL RIGHT OF REFUSAL. WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY TO THE EXTENT PERMITTED IN THE STATE WE ISSUE YOUR CONTRACT. We waive this right under Guaranteed Principal Plus for Life for additional payments before the Age 65 Contract Anniversary that are permitted to Contracts issued in connection with tax qualified retirement plans, including IRAs.


INVESTMENT OPTIONS UNDER GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS

If you elected to purchase a Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider, you may invest your Contract Value only in the Investment Options we make available with that Rider.



If you purchased a Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider, we restrict the Investment Options available under your Contract. You must invest 100% of your Contract Value at all times only in one or more of the Investment Options we make available for these Riders. Under our current rules, you must invest either:



      (a) among the currently available individual Investment Options (see "Available Individual Investment Options" below); or



      (b) in a manner consistent with any one of the currently available Model Allocations (see "Available Model Allocations" below).



If you are invested in a Model Allocation, you may take withdrawals only in accordance with our default procedures; you may not specify the Investment Option from which you wish to make a withdrawal (see "Accumulation Period Provisions - Withdrawals"). We allocate subsequent Purchase Payments in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all authorized distributors of the Contracts.



You should consult with your financial advisor to assist you in determining which available Investment Options are best suited for your financial needs and risk tolerance.



Available Individual Investment Options



If you purchased a Contract with a Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider, we restrict the Investment Options to which you may allocate your Contract Value. You may currently allocate Contract Value to Investment Options that invest in the following Funds:



JOHN HANCOCK TRUST LIFESTYLE INVESTMENT OPTIONS:



            -     American Asset Allocation Trust



            -     Franklin Templeton Founding Allocation Trust



            -     Lifestyle Growth Trust



            -     Lifestyle Balanced Trust



            -     Lifestyle Moderate Trust



            -     Lifestyle Conservative Trust



            -     Index Allocation Trust



            -     Money Market Trust B



DWS ASSET ALLOCATION INVESTMENT OPTIONS:



            -     DWS Income Allocation



            -     DWS Conservative Allocation



            -     DWS Moderate Allocation



            -     DWS Growth Allocation



You may allocate your Contract Value to any combination of these Investment Options and you may also use our DCA program from the Money Market B Investment Option or any available DCA Fixed Investment Option in connection with your selected Investment Options.



For more information regarding these Funds, including information relating to their investment objectives, policies and restrictions, and the risks of investing in such Funds, please see the "IV. General Information About Us, the Separate Accounts and The Funds" section of the Prospectus as well as the Fund's prospectus. You can obtain a prospectus containing more complete information on each of the Funds, by contacting the respective Annuities Service Center shown on the first page of the Prospectus. You should read the Fund's prospectus carefully before investing in the corresponding Investment Option.



Available Model Allocations



You may allocate your entire Contract Value to the available Model Allocation shown below, and you may also use our DCA program from any available DCA Fixed Investment Option in connection with your selected Model Allocation. You must, however, rebalance your entire Contract Value allocated to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between Investment Options other than to transfer 100% of your Contract Value to another Model Allocation if available or 100% to any one, or any combination of, the available individual Investment Options.

AVAILABLE MODEL ALLOCATION FOR GUARANTEED PRINCIPAL PLUS AND GUARANTEED PRINCIPAL PLUS FOR LIFE. The currently available Model Allocation for any Contract issued with Guaranteed Principal Plus or with Guaranteed Principal Plus for Life is:



                                    MODEL ALLOCATION
     MODEL ALLOCATION NAME             PERCENTAGE               FUND NAME
-------------------------------     ----------------  ----------------------------
Fundamental Holdings of America           15%         American International Trust
                                          25%             American Growth Trust
                                          25%         American Growth-Income Trust
                                          35%              American Bond Trust



ADDITIONAL RESTRICTED MODEL ALLOCATIONS FOR GUARANTEED PRINCIPAL PLUS. If you purchased a Contract with Guaranteed Principal Plus Rider on or after December 8, 2003 (for John Hancock USA Contracts) or on or after May 10, 2004 (for John Hancock New York Contracts), but prior to August 16, 2004, you may continue to invest in one of the Restricted Model Allocations shown below if you were invested in that Model Allocation on August 16, 2004. These Restricted Model Allocations are not available for Contracts issued with Guaranteed Principal Plus on or after August 16, 2004. If you were invested in a Restricted Model Allocation on August 16, 2004, you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value (other than amounts in any available Fixed Investment Option under our DCA Program), including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your Contract Value to any Variable Investment Option other than as permitted in that Model Allocation.



Restricted Model Allocations The following eight Model Allocations were available with Guaranteed Principal Plus for Contract issued prior to August 16, 2004 as described above. The percentages indicated in the table are the percentage allocations of each Fund currently within the Model Allocation.



The Restricted Model Allocations are:



                                               Percentage of
           Model Allocation Name                Allocation                Fund Name
--------------------------------------------   -------------   -----------------------------
CONSERVATIVE INCOME STRATEGY (formerly, "Scudder Conservative Income Strategy"):
                                                  64.00%       DWS Core Fixed Income VIP
                                                  10.00%       Active Bond Trust
                                                   4.00%       500 Index Trust B
                                                   3.00%       International Value Trust
                                                   7.00%       Quantitative All Cap Trust
                                                   2.00%       Total Stock Market Index Trust
                                                   2.00%       500 Index Trust B
                                                   2.00%       Real Estate Securities Trust
                                                   1.00%       Quantitative Value Trust
                                                   1.00%       Global Trust
                                                   1.00%       International Equity Index
                                                   2.00%       Small Cap Index Trust
                                                   1.00%       Fundamental Value Trust

GROWTH STRATEGY (formerly, "Scudder Growth Strategy"):
                                                  14.00%       International Value Trust
                                                  23.00%       500 Index Trust B
                                                  18.00%       Quantitative All Cap Trust
                                                  11.00%       DWS Core Fixed Income VIP
                                                   8.00%       Fundamental Value Trust
                                                   5.00%       Total Stock Market Index Trust
                                                   4.00%       Real Estate Securities Trust
                                                   6.00%       Quantitative Value Trust
                                                   3.00%       Small Cap Index Trust
                                                   2.00%       Global Trust
                                                   2.00%       International Equity Index Trust
                                                   2.00%       Small Cap Index Trust
                                                   2.00%       Active Bond Trust

GROWTH & INCOME STRATEGY (formerly, "Scudder Growth & Income Strategy"):
                                                  32.00%       DWS Core Fixed Income VIP
                                                  17.00%       500 Index Trust B
                                                   9.00%       International Value Trust
                                                  15.00%       Quantitative All Cap Trust
                                                   4.00%       Total Stock Market Index Trust
                                                   4.00%       Fundamental Value Trust
                                                   3.00%       Quantitative Value Trust
                                                   5.00%       Active Bond Trust
                                                   3.00%       Real Estate Securities Trust
                                                   2.00%       Global Trust
                                                   2.00%       International Equity Index Trust
                                                   2.00%       Small Cap Index Trust
                                                   2.00%       Small Cap Index Trust

INCOME & GROWTH STRATEGY (formerly, "Scudder Income & Growth Strategy"):
                                                  46.00%       DWS Core Fixed Income VIP
                                                  11.00%       500 Index Trust B
                                                  11.00%       Quantitative All Cap Trust
                                                   6.00%       International Value Trust
                                                   4.00%       Active Bond Trust
                                                   3.00%       Total Stock Market Index Trust
                                                   3.00%       Active Bond Trust
                                                   3.00%       Fundamental Value Trust
                                                   2.00%       Quantitative Value
                                                   2.00%       Global Trust Series
                                                   2.00%       International Equity Index Trust
                                                   2.00%       Real Estate Securities Trust
                                                   2.00%       Quantitative All Cap Trust
                                                   3.00%       Small Cap Index Trust

GROWTH FOCUS:
                                                  40.00%       DWS Core Fixed Income VIP
                                                  45.00%       500 Index Trust B
                                                  15.00%       Quantitative All Cap Trust

SECTOR FOCUS:
                                                  40.00%       DWS Core Fixed Income VIP
                                                  30.00%       Total Stock Market Index Trust
                                                  15.00%       Real Estate Securities Trust
                                                  15.00%       Quantitative All Cap Trust

US ALL-CAPITALIZATION:
                                                  40.00%       DWS Core Fixed Income VIP
                                                  15.00%       500 Index Trust B
                                                  15.00%       Small Cap Index Trust
                                                  15.00%       Quantitative All Cap Trust
                                                  15.00%       Quantitative Mid Cap Trust

VALUE FOCUS:
                                                  40.00%       DWS Core Fixed Income VIP
                                                  15.00%       Quantitative Value Trust
                                                  15.00%       Fundamental Value Trust
                                                  30.00%       Quantitative All Cap Trust

None of the Model Allocations is a fund-of-funds. A Model Allocation may experience volatility in its investment performance or lose money, depending on the performance of the component Funds referenced above. Your investment in the Funds will fluctuate and when redeemed, may be worth more or less than your original investment. For more information regarding each Fund that we permit you to invest in through a Model Allocation, including information relating to that Fund's investment objectives, policies and restrictions, and the risks of investing in that Fund, please see "IV. General Information about Us, the Separate Accounts and the Funds," as well as the Fund's prospectus. You can obtain a Prospectus containing more complete information on each of the Funds by contacting the respective Annuities Service Center in this Prospectus. You should read the Fund's prospectus carefully before investing in the corresponding Investment Option.


WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. If we restrict an Investment Option, we will not allow transfers into the restricted Investment Option and you may not allocate Purchase Payments to the restricted Investment Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option. Any amounts you allocate to Fixed Investment Options may be renewed subject to the terms of the Contract.

We also reserve the right to limit the actual percentages you may allocate to certain Investment Options, to require that you choose certain Investment Options in conjunction with other Investment Options, to limit your ability to transfer between existing Investment Options and/or to require you to periodically rebalance existing variable Investment Accounts to the percentages we require.


UNDER GUARANTEED PRINCIPAL PLUS AND GUARANTEED PRINCIPAL PLUS FOR LIFE, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE FOR THE RESPECTIVE BENEFIT.


Life Expectancy Distributions - Guaranteed Principal Plus for Life

You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). Withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:


            -     pursuant to Code Section 72(q)(2)(D) or Section
                  72(t)(2)(A)(iv) upon the request of the Owner (we sometimes refer to these as "Pre-59-1/2 Distributions"); or


            - pursuant to Code Section 72(s)(2) upon the request of the Owner (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or


            - as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A(c), as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").


Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of The Code. We reserve the right to make any changes we deem necessary to comply with The Code and Treasury Regulations.


WE BASE OUR "LIFE EXPECTANCY" CALCULATIONS ON OUR UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW APPLICABLE TO PRE-59-1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. YOU SHOULD DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR FOR FURTHER INFORMATION.


Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value and your Guaranteed Withdrawal Balance. We will not, however, Reset your Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or the Lifetime Income Amount (with respect to Guaranteed Principal Plus for Life) if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount, as applicable.

Life Expectancy Distributions - Guaranteed Principal Plus

The Company's Life Expectancy Amount for each year is equal to the greater of:

            - the Contract Value as of the applicable date divided by the Owner's Life Expectancy; or

            - the Guaranteed Withdrawal Balance as of applicable date divided by the Owner's Life Expectancy.

For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2003, issued under the relevant section of the Code referred to above.

The Life Expectancy Amount calculation provided under Guaranteed Principal Plus is based on the Company's understanding and interpretation of the requirements under tax law as of the date of this Prospectus applicable to Pre-59 -1/2 Distributions, Required

Minimum Distributions, Non-Qualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. In the future, the requirements under tax law for such distributions may change and the Life Expectancy Amount calculation provided under Guaranteed Principal Plus may not be sufficient to satisfy the requirements under tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed the Life Expectancy Amount and may result in a reset of the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount. Please discuss these matters with your tax advisor prior to electing Guaranteed Principal Plus.

WE WILL NOT MAKE ANY FURTHER WITHDRAWALS UNDER OUR LIFE EXPECTANCY DISTRIBUTION PROGRAM IF BOTH THE CONTRACT VALUE AND THE GUARANTEED WITHDRAWAL BALANCE ARE DEPLETED TO ZERO. IF YOUR CONTRACT INCLUDES GUARANTEED PRINCIPAL PLUS FOR LIFE, WE WILL MAKE CONTINUE TO MAKE DISTRIBUTIONS AS PART OF THE "SETTLEMENT PHASE," HOWEVER, IF THE LIFETIME INCOME AMOUNT IS GREATER THAN ZERO AND THE COVERED PERSON IS LIVING AT THAT TIME.

We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of The Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as excess withdrawals and will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or (with respect to Guaranteed Principal Plus for Life) the Lifetime Income Amount.

NO LOANS UNDER 403(B) PLANS. The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) plans is NOT available if your Contract includes Guaranteed Principal Plus for Life.

Settlement Phase

IN GENERAL. We automatically make settlement payments during the "settlement phase" under Guaranteed Principal Plus and Guaranteed Principal Plus for Life. Under Guaranteed Principal Plus, the "settlement phase" begins if total withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount, but the withdrawal reduces the Contract Value to zero and the Guaranteed Withdrawal Balance immediately after the withdrawal is still greater than zero. Under Guaranteed Principal Plus for Life, the "settlement phase" begins if total withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is still greater than zero. During the settlement phase under either Rider, your Contract will continue but all other rights and benefits under the Contract terminate, including death benefits and any additional Riders. We will not accept additional Purchase Payments and we will not deduct any charge for either benefit during the settlement phase. At the beginning of the settlement phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies, as described in the following sections.

GUARANTEED PRINCIPAL PLUS SETTLEMENT PHASE. At the beginning of Guaranteed Principal Plus's settlement phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Guaranteed Withdrawal Balance depletes to zero (see "Life Expectancy Distributions"). If the Guaranteed Withdrawal Amount or the Life Expectancy Distribution, if applicable, for a Contract Year exceeds the Guaranteed Withdrawal Balance, however, then the settlement payment for that Contract Year will be limited to the Guaranteed Withdrawal Balance. The settlement payments will be paid no less frequently than annually. If any Owner dies during Guaranteed Principal Plus's settlement phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "Accumulation Period Provisions - Payment of Death Benefit" provision of this Prospectus.

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Guaranteed Principal Plus continues (as described in "Effect of Payment of Death Benefit") and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Guaranteed Principal Plus's settlement phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "Accumulation Period Provisions - Payment of Death Benefit" provision of this Prospectus.

GUARANTEED PRINCIPAL PLUS FOR LIFE SETTLEMENT PHASE. At the beginning of Guaranteed Principal Plus for Life's settlement phase, the settlement payment amount we permit you to choose varies:

            - You may choose an amount that is no greater than, or equal to, the Guaranteed Withdrawal Amount if the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. We reduce any remaining Guaranteed Withdrawal Balance each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero. After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount (see "Effect of Withdrawals").

            - You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect under your Contract and the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. If you do, we will reduce any remaining Guaranteed Withdrawal Balance each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero (see "Life Expectancy Distributions"). After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value.

            - We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Guaranteed Withdrawal Balance at the beginning of the settlement phase. If the Covered Person is alive when the Guaranteed Withdrawal Balance is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount.

            - After the Age 65 Contract Anniversary, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we will recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount (see "Effect of Withdrawals" above). We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Life Expectancy Distribution program.

Death Benefits

DEATH BENEFITS BEFORE THE SETTLEMENT PHASE. If any Owner dies during the Accumulation Period but before the settlement phase, Guaranteed Principal Plus and Guaranteed Principal Plus for Life will end if the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum.

CONTINUATION OF GUARANTEED PRINCIPAL PLUS. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:


IF THE BENEFICIARY IS:            THEN GUARANTEED PRINCIPAL PLUS:
------------------------------    ----------------------------------------------------------------------------------------------
1.  the Deceased Owners Spouse    Continues if the Guaranteed Withdrawal Balance is greater than zero.
                                  Within 30 days following the date we determine the death benefit under the Contract, provides the Beneficiary with an option to elect to Step-up the Guaranteed Withdrawal Balance if the death benefit on the date of determination is greater than the Guaranteed Withdrawal Balance.

                                  Enters the settlement phase if a withdrawal would deplete the Contract Value to zero, and the
                                  Guaranteed Withdrawal Balance is still greater than zero. (Death Benefit distributions will be treated as withdrawals. Some methods of Death Benefit distribution may result in distribution amounts in excess of both the Guaranteed Withdrawal Amount and the Life
                                  Expectancy  Distributions.  In such cases, the Guaranteed  Withdrawal Balance may be automatically reset, thereby possibly reducing the Guaranteed Minimum Withdrawal Benefit provided under this Rider.)

                                  Continues to impose the Guaranteed Principal Plus fee.

                                  Continues to be eligible for any remaining Bonuses and Step-ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. Remaining eligible Step-up Dates will also be measured beginning from the death benefit determination date but the latest Step-up date will be no later than the
                                  30th Contract Anniversary after the Contract Date.

2.  Not the deceased Owners       Continues in the same manner as above, except that Guaranteed Principal Plus does not
spouse                            continue to be eligible for any remaining Bonuses and Step-ups, other than the initial
                                  Step-up of the Guaranteed Withdrawal Balance to equal the death benefit, if greater than the
                                  Guaranteed Withdrawal Balance prior to the death benefit.

CONTINUATION OF GUARANTEED PRINCIPAL PLUS FOR LIFE. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:


IF THE BENEFICIARY  IS:           THEN
                                  GUARANTEED PRINCIPAL PLUS FOR LIFE:
------------------------------    -------------------------------------------------------------------------------------------
1. The deceased Owner's spouse    Does not continue with respect to the Lifetime Income Amount, but continues with respect
and the deceased Owner is the     to the Guaranteed Withdrawal Amount if the death benefit or the Guaranteed Withdrawal
Covered Person                    Balance is greater than zero. We will automatically Step-up the Guaranteed Withdrawal
                                  Balance to equal the initial death benefit we determine, if greater than the Guaranteed
                                  Withdrawal Balance prior to the death benefit.

                                  Enters the settlement phase if a withdrawal would deplete the Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero.

                                  Continues to impose the Guaranteed Principal Plus for Life fee.

                                  Continues to be eligible for any remaining Bonuses and Step-ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We will permit the spouse to opt out of the initial death benefit Step-up, if any, and any future Step-ups if we increase the rate of the
                                  Guaranteed Principal Plus for Life fee at that time.

2.  Not the deceased Owner's      Continues in the same manner as 1., except that Guaranteed Principal Plus for Life does
spouse and the deceased Owner     not continue to be eligible for any remaining Bonuses and Step-ups, other than the initial
is the Covered Person             Step-up of the Guaranteed Withdrawal Balance to equal the death benefit, if greater than the Guaranteed Withdrawal Balance prior to the death benefit. We will permit the
                                  Beneficiary to opt out of the initial death benefit Step-up, if any, if we increase the rate of the Guaranteed Principal Plus for Life fee at that time.

3.  The deceased Owner's          Continues in the same manner as 1., except that Guaranteed Principal Plus for Life
spouse  and the deceased Owner    continues with respect to the Lifetime Income Amount for the Beneficiary. If the Lifetime
is not the Covered Person         Income Amount has not been determined prior to the payment of any portion of the death benefit, we will determine the initial Lifetime Income Amount on an anniversary of the date we determine the death benefit after the Covered Person has reached age 65.

4.  Not the deceased Owner's      Continues in the same manner as 1., except that Guaranteed Principal Plus for Life
spouse and the deceased Owner     continues with respect to the Lifetime Income Amount for the Beneficiary. If the Lifetime
is not the Covered Person         Income Amount has not been determined prior to the payment of any portion of the death benefit, we will determine the initial Lifetime Income Amount on an anniversary of the date we determine the death benefit after the Covered Person has reached age 65.

                                  In this case, Guaranteed Principal Plus for Life does not continue to be eligible for any remaining Bonuses and Step-ups, other than the initial Step-up of the Guaranteed
                                  Withdrawal Balance to equal the death benefit, if greater than the Guaranteed Withdrawal
                                  Balance prior to the death benefit. We will permit the Beneficiary to opt out of the initial death benefit Step-up, if any, if we increase the rate of the Guaranteed Principal
                                  Plus for Life fee at that time.


DEATH BENEFITS DURING THE SETTLEMENT PHASE. If you die during the settlement phase, the only death benefits we provide are the remaining settlement payments that may become due under the Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider. (Under the Guaranteed Principal Plus for Life Rider, however, we reduce the Lifetime Income Amount to zero if the Covered Person dies during the settlement phase.) If the Beneficiary is the deceased Owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.

Termination

You may not terminate either the Guaranteed Principal Plus or the Guaranteed Principal Plus for Life Rider once it is in effect. The respective Rider terminates, automatically, however, upon the earliest of:

            - the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or

            - under Guaranteed Principal Plus, the date the Guaranteed Withdrawal Balance depletes to zero; or

            - under Guaranteed Principal Plus for Life, the date the Contract Value, the Guaranteed Withdrawal Balance and the Lifetime Income Amount all equal zero; or

            - the Maturity Date under a Contract issued with Guaranteed Principal Plus; or

            - the date an Annuity Option begins under Guaranteed Principal Plus for Life; or

            -     termination of the Contract.

Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life

We charge an additional annual fee on each Contract Anniversary for Guaranteed Principal Plus and Guaranteed Principal Plus for Life. The Guaranteed Principal Plus fee is equal to 0.30% and the Guaranteed Principal Plus for Life fee is equal to 0.40% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent Purchase Payments made during the Contract Year prior to the current Contract Anniversary. We withdraw the respective fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We do not deduct the fees during the settlement phase or after the Maturity Date once an Annuity Option under the Contract begins.


WE RESERVE THE RIGHT TO INCREASE THE FEES FOR GUARANTEED PRINCIPAL PLUS AND/OR GUARANTEED PRINCIPAL PLUS FOR LIFE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN ANY SUCH SITUATION, THE FEE WILL NEVER EXCEED 0.75%.


If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the Guaranteed Withdrawal Amount and (b) reduces the Contract Value to zero, we will deduct a pro rata share of the respective fee from the amount otherwise payable. We will determine the fee based on the Adjusted Guaranteed Withdrawal Balance. For purposes of determining the fee, we will deduct a pro rata share of the fee from the Contract Value on the date we determine the death benefit or after the Maturity Date once an Annuity Option under the Contract begins.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Guaranteed Principal Plus or Guaranteed Principal Plus for Life continues, we will determine the Adjusted Guaranteed Withdrawal Balance and the respective fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

THE ADDITION OF A GUARANTEED PRINCIPAL PLUS OR GUARANTEED PRINCIPAL PLUS FOR LIFE RIDER TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND, FOR GUARANTEED PRINCIPAL PLUS FOR LIFE, THE COVERED PERSON MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, THESE RIDERS LIMIT THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAIN AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDE NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED ELSEWHERE IN THE PROSPECTUS.

GUARANTEED PRINCIPAL PLUS AND GUARANTEED PRINCIPAL PLUS FOR LIFE EXAMPLES

We provide 3 examples on pages D-15 through D-16 that are hypothetical illustrations of the benefits provided under the Guaranteed Principal Plus optional benefit Rider. We provide 3 other examples on pages D-16 through D-17 that are hypothetical illustrations of the benefits provided under the Guaranteed Principal Plus for Life optional benefit Rider. None of these illustrations are representative of future performance under your Contract, which may be higher or lower than the amounts shown.

Guaranteed Principal Plus - Examples


EXAMPLE 1. Assume a single purchase payment of $100,000, no additional purchase payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken in each of the first 20 Contract Years and there are no Step-ups.



                                                                                          GUARANTEED
                                                                                      WITHDRAWAL BALANCE
                                          GUARANTEED                                     ON CONTRACT
CONTRACT YEAR   PURCHASE PAYMENTS     WITHDRAWAL AMOUNT   WITHDRAWAL TAKEN    BONUS      ANNIVERSARY
-------------   -----------------     -----------------   ----------------    -----   ------------------
  At issue           100,000                                                              100,000(1)
      1                    0                 5,000(1)           5,000          0           95,000
      2                    0                 5,000              5,000(2)       0(3)        90,000(3)
      3                    0                 5,000              5,000          0           85,000
      4                    0                 5,000              5,000          0           80,000
      5                    0                 5,000              5,000          0           75,000
     10                    0                 5,000              5,000          0           50,000
     20                    0                 5,000              5,000          0                0(4)


----------

(1) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 x $100,000 = $5,000).



(2) In this example, withdrawals each year equal the Guaranteed Withdrawal Amount. There is no Bonus in any year that a withdrawal is taken.



(3) Since the withdrawal taken is equal to the Guaranteed Withdrawal Amount, following the withdrawal the Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the withdrawal decreased by the amount of the withdrawal ($95,000 - $5,000 = $90,000).



(4) In this example, withdrawals equal to the Guaranteed Withdrawal Amount were taken each year for 20 years. At the end of 20 years, the Guaranteed Withdrawal Balance is zero and the rider will terminate.



EXAMPLE 2. Assume an initial purchase payment of $100,000, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in Bonuses in those years) and there are no Step-ups.



                                      GUARANTEED WITHDRAWAL
                                      AMOUNT AFTER PURCHASE                                   GUARANTEED WITHDRAWAL BENEFIT
CONTRACT YEAR    PURCHASE PAYMENTS           PAYMENT          WITHDRAWAL TAKEN     BONUS        ON CONTRACT ANNIVERSARY
-------------    -----------------    ---------------------   ----------------     -----      -----------------------------
   At issue         100,000                                                                            100,000
      1                   0                    5,000                    0          5,000(1)            105,000(1)
      2              10,000(2)                 5,750(2)                 0          5,500               120,500
      3                   0                    6,025                6,025(3)           0(4)            114,475(3)
      4                   0                    6,025                    0          5,500               119,975
      5                   0                    6,025                    0          5,500               125,475


----------

(1) In this example, there is no withdrawal during the first contract year so a Bonus will be added to the Guaranteed Withdrawal Balance. The Bonus amount is equal to 5% of the total purchase payments to date (.05 x $100,000 = $5,000). The Guaranteed Withdrawal Balance is increased by the amount of the Bonus ($100,000 + $5,000 = $105,000). The new Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the Bonus ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Bonus (.05 x $105,000 - $5,250).



(2) In this example, there is an additional purchase payment at the beginning of the second contract year. Prior to that purchase payment the Guaranteed Withdrawal Amount is $5,250, see footnote A above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 x (105,000 + 10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 x $10,000)) =$5,750).



(3) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).



(4)   No Bonus is payable in any year that a withdrawal is taken.

EXAMPLE 3. Assume a single purchase payment of $100,000, no additional purchase payments are made, the owner elects to Step-up the Guaranteed Withdrawal Balance at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset).



                            GUARANTEED                         HYPOTHETICAL
                            WITHDRAWAL                      CONTRACT VALUE ON
                           AMOUNT AFTER                          CONTRACT                 GUARANTEED WITHDRAWAL
               PURCHASE      PURCHASE                       ANNIVERSARY PRIOR TO           BALANCE ON CONTRACT
CONTRACT YEAR  PAYMENTS       PAYMENT    WITHDRAWAL TAKEN         FEE              BONUS       ANNIVERSARY
-------------  --------    ------------  ----------------   --------------------   -----  ----------------------
  At issue     100,000                                                                          100,000
      1              0        5,000           5,000            102,000              0            95,000
      2              0        5,000           5,000            103,828              0            90,000
      3              0        5,000           5,000            105,781(1)           0           105,781(1)
      4              0        5,289(2)        5,289             94,946              0           100,492
      5              0        5,289          10,000(3)          79,898(3)           0            79,898(3)


----------

(1) At the end of contract year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will Step-up to equal the Contract Value of $105,781.



(2) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 x $105,781 = $5,289).



(3) At the end of year 5, there is a withdrawal of $10,000 which is greater than the Guaranteed Withdrawal Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal ($79,898) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,492 - $10,000 = $90,492). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount will be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 x $79,898 = $3,995).


Guaranteed Principal Plus for Life- Examples


EXAMPLE 1. Assume a single Purchase Payment of $100,000 at Covered Person's age 55, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-up Dates, so there is no Step-up and the Covered Person survives at least 31 years from issue.



                                                                                           GUARANTEED
                           GUARANTEED                                                   ITHDRAWAL BALANCE
                PURCHASE   WITHDRAWAL  LIFETIME INCOME                                    ON CONTRACT
CONTRACT YEAR   PAYMENTS     AMOUNT        AMOUNT         WITHDRAWAL TAKEN    BONUS       ANNIVERSARY
-------------   --------   ----------  ---------------    ----------------   ---------  -----------------
  At issue      $100,000       N/A           N/A             $     0         $    0        $100,000(1)
      1                0     $5,000(1)       N/A                   0          5,000(2)      105,000(3)
      2                0      52503          N/A                   0          5,000         110,000
      3                0      5,500          N/A                   0          5,000         115,000
      4                0      5,750          N/A                   0          5,000         120,000
      5                0      6,000          N/A                   0          5,000         125,000
      6                0      6,250          N/A                   0          5,000         130,000
      7                0      6,500          N/A                   0          5,000         135,000
      8                0      6,750          N/A                   0          5,000         140,000
      9                0      7,000          N/A                   0          5,000         145,000
     10                0      7,250          N/A                   0          5,000         150,000
     11                0      7,500        $7,500(4)           7,500              0         142,500
     12                0      7,500         7,500              7,500              0         135,000
     13                0      7,500         7,500              7,500              0         127,500
     14                0      7,500         7,500              7,500              0         120,000
     15                0      7,500         7,500              7,500              0         112,500
     20                0      7,500         7,500              7,500              0          75,000
     25                0      7,500         7,500              7,500              0          37,500
     30                0      7,500         7,500              7,500              0               0
     31+               0          0         7,500              7,500              0               0


----------

(1) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 x $100,000 = $5,000).



(2) In this example, there is no withdrawal during the second contract year so a Bonus will be added to the Guaranteed Withdrawal Balance. The Bonus amount is equal to 5% of the total purchase payments to date (.05 x $100,000 = $5,000).



(3) Following a Bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the Bonus increased by the amount of the Bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the Bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the Bonus (.05 x $105,000 = $5,250).



(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 x $150,000 = $7,500).

EXAMPLE 2. Assume an initial Purchase Payment of $100,000 at Covered Person's age 65, an additional Purchase Payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in Bonuses in those years). Also assume that the Contract Value at the end of year 3 is less than the Guaranteed Withdrawal Balance so there is no Step-up.



                             GUARANTEED
                             WITHDRAWAL    LIFETIME INCOME                                    GUARANTEED
                            AMOUNT AFTER    AMOUNT AFTER                                   WITHDRAWAL BALANCE
                PURCHASE      PURCHASE        PURCHASE                                        ON CONTRACT
CONTRACT YEAR   PAYMENTS       PAYMENT         PAYMENT       WITHDRAWAL TAKEN     BONUS       ANNIVERSARY
-------------   --------    ------------   ---------------   ----------------    --------- ------------------
  At issue      $100,000         - -              N/A            $     0         $    0         $100,000
      1                0       $5,000          $5,000                  0          5,000          105,000
      2           10,000(1)     5,750(1)        5,750                  0          5,500(2)       120,500
      3                0        6,025           6,025              6,025(3)           0(4)       114,475(3)
      4                0        6,025           6,025                  0          5,500          119,975
      5                0        6,025           6,025                  0          5,500          125,475


----------

(1) In this example, there is an additional purchase payment at the beginning of the second Contract Year. Prior to that purchase payment the Guaranteed Withdrawal Amount is $5,250, as in Example 1 above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 x (105,000 + 10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 x $10,000)) = $5,750).



(2) In this example, there is no withdrawal during the second contract year so a Bonus will be added to the Guaranteed Withdrawal Balance. The Bonus amount is equal to 5% of the total purchase payments to date (.05 x $110,000 = $5,500).



(3) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).



(4)   No Bonus is payable in any year that a withdrawal is taken.



EXAMPLE 3. Assume a single Purchase Payment of $100,000 at age 63, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps-up at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no Bonuses.



                          GUARANTEED                                        HYPOTHETICAL
                          WITHDRAWAL     LIFETIME                        CONTRACT VALUE ON       GUARANTEED
                         AMOUNT AFTER     INCOME                              CONTRACT       WITHDRAWAL BALANCE
               PURCHASE    PURCHASE    AMOUNT AFTER                      ANNIVERSARY PRIOR       ON CONTRACT
CONTRACT YEAR  PAYMENTS     PAYMENT      PURCHASE     WITHDRAWAL TAKEN      TO RIDER FEE         ANNIVERSARY
-------------  --------  ------------  ------------   ----------------   -----------------   ------------------
   At issue    $100,000    $  - -       $ - -            $  - -              $   - -               $100,000
      1               0     5,000         - -              5,000              102,000                95,000
      2               0     5,000         - -              5,000              103,828                90,000(1)
      3               0     5,000        4,500(1)          5,000              105,781(2)            105,781(2)
      4               0     5,289(3)     5,289(3)          5,289               94,946               100,492
      5               0     5,289        5,289            10,000(3)            79,898                79,898
      6               0     3,995(4)     3,995(4)


----------

(1) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 x $90,000 = $4,500). In this example, since withdrawals were taken prior to the age 65 Contract Anniversary, the initial Lifetime Income Amount is less than the Guaranteed Withdrawal Amount.



(2) At the end of contract year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will Step-up to equal the Contract Value of $105,781.



(3) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 x $105,781 = $5,289). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 x $105,781 = $5,289).



(4) At the end of year 5, there is a withdrawal of $10,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal ($79,898) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,492 - $10,000 = $90,492). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 x $79,898 = $3,995). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 x $79,898 = $3,995).

             Appendix E: Optional Guaranteed Minimum Income Benefits

This Appendix provides a general description of the optional guaranteed minimum income benefit Riders that may have been available at the time you purchased a Wealthmark ML3 Contract. If you purchased an optional guaranteed minimum income benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.


YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY GUARANTEED MINIMUM INCOME BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the "VII. Federal Tax Matters" section of the Prospectus for information about optional benefit Riders.


The following is a list of the various optional guaranteed minimum income benefits that you may have had available to you at issue. Not all Riders were available at the same time or in all states.

         John Hancock USA
         Guaranteed Retirement Income Benefit II
         Guaranteed Retirement Income Benefit III

         John Hancock New York
         Guaranteed Retirement Income Benefit II


The optional Guaranteed Retirement Income Benefits guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying an Income Base to the Monthly Income Factors described in the Guaranteed Retirement Income Benefit Rider. If the Guaranteed Retirement Income Benefit is exercised and the monthly annuity payments available under the Contract are greater than the monthly annuity payments provided by Guaranteed Retirement Income Benefit, we will pay the monthly annuity payments available under the Contract. The Guaranteed Retirement Income Benefit Riders were available only at Contract issue. The Riders are irrevocable and may only be terminated as described below.


JOHN HANCOCK USA

Availability of Guaranteed Retirement Income Benefits


John Hancock USA offered two versions of the Guaranteed Retirement Income Benefit. Guaranteed Retirement Income Benefit II was available for Contracts issued between July 2001, and May 2003 (beginning and end dates may vary by state). Guaranteed Retirement Income Benefit III was available for Contracts issued between May 2003 and May 2004 (beginning and end dates may vary by state). We describe differences between Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III below.


CONDITIONS OF EXERCISE. The Guaranteed Retirement Income Benefit may be exercised subject to the following conditions:

            - may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary; and

            - must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the 10th Contract Anniversary, if later.

Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III


The Income Base applied in determining the amount of Guaranteed Retirement Income Benefit annuity payments is the greater of (i) the Growth Factor Income Base or (ii) the Step-up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.



THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GUARANTEED RETIREMENT INCOME BENEFIT MONTHLY ANNUITY PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.


GROWTH FACTOR INCOME BASE: The Growth Factor Income Base is equal to (a) less
(b), where:

      (a) is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and

      (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

GUARANTEED RETIREMENT INCOME BENEFIT II GROWTH FACTOR: The growth factor for Guaranteed Retirement Income Benefit II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.

GUARANTEED RETIREMENT INCOME BENEFIT III GROWTH FACTOR: The growth factor is 5% per annum if the oldest Annuitant is 75 or younger at issue, and 3% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.


STEP-UP INCOME BASE: The Step-up Income Base is equal to the greatest anniversary value after the effective date of Guaranteed Retirement Income Benefit and prior to the oldest Annuitant's attained age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the Contract Year.



GUARANTEED RETIREMENT INCOME BENEFIT II Income Base Reductions: Partial withdrawals will reduce the Growth Factor Income Base and the Step-up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-up Income Base, as appropriate, immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.


GUARANTEED RETIREMENT INCOME BENEFIT III Income Base Reductions: If total partial withdrawals taken during a Contract Year are no greater than the Annual Withdrawal Limit then the Withdrawal Reduction reduces the Growth Factor Income Base on the next Contract Anniversary by the dollar amount of the partial withdrawal. If total partial withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal. In any Contract Year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous Contract Anniversary by the growth factor indicated below.


Partial withdrawals will reduce the Step-up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-up Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.


MONTHLY INCOME FACTORS: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see "Pay-Out Period Provisions - Annuity Options").

      Life Annuity with a 10-Year Period Certain - Available for both Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III.

      Joint and Survivor Life Annuity with a 20-Year Period Certain - Available for Contracts with Guaranteed Retirement Income Benefit II issued prior to January 27, 2003 (availability may vary by state).

      Joint and Survivor Life Annuity with a 10-Year Period Certain - Available for Guaranteed Retirement Income Benefit III and for Contracts issued with Guaranteed Retirement Income Benefit II on or after January 27, 2003 (availability may vary by state).

The Monthly Income Factors are described in the Guaranteed Retirement Income Benefit Rider. When you exercise Guaranteed Retirement Income Benefit, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

If your Contract has been issued with a Guaranteed Retirement Income Benefit Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

Guaranteed Retirement Income Benefit Fee

The risk assumed by us associated with Guaranteed Retirement Income Benefit is that annuity benefits payable under Guaranteed Retirement Income Benefit are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the "Guaranteed Retirement Income Benefit Fee"). On or before the Maturity Date, the Guaranteed Retirement Income Benefit Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Benefit Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Benefit Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

GUARANTEED RETIREMENT INCOME BENEFIT RIDER      ANNUAL FEE
------------------------------------------      ----------
Guaranteed Retirement Income Benefit II            0.45%
Guaranteed Retirement Income Benefit III           0.50%

If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Benefit Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Benefit Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Benefit Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Benefit Fee, the commencement of annuity payments will be treated as a full withdrawal.

Termination of Guaranteed Retirement Income Benefit

A Guaranteed Retirement Income Benefit will terminate upon the earliest to occur of:

      - the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the tenth Contract Anniversary, if later;

      -     the termination of the Contract for any reason; or

      -     the exercise of the Guaranteed Retirement Income Benefit.

Qualified Plans

The use of a Guaranteed Retirement Income Benefit is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if a Guaranteed Retirement Income Benefit is not exercised under a Qualified Plan while you are alive, your Beneficiary may be unable to exercise the benefit under a Guaranteed Retirement Income Benefit.

Hence, you should consider that since (a) a Guaranteed Retirement Income Benefit may not be exercised until the 10th Contract Anniversary after its election and
(b) the election of a Guaranteed Retirement Income Benefit is irrevocable, there can be circumstances under a Qualified Plan in which a Guaranteed Retirement Income Benefit fee (discussed above) will be imposed, even though a Guaranteed Retirement Income Benefit may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as a Guaranteed Retirement Income Benefit, could affect the amount of the required minimum distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of Guaranteed Retirement Income Benefit, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.

GUARANTEED RETIREMENT INCOME BENEFITS DO NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GUARANTEED RETIREMENT INCOME BENEFITS SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GUARANTEED RETIREMENT INCOME BENEFIT.

JOHN HANCOCK NEW YORK

Availability of Guaranteed Retirement Income Benefit

John Hancock New York offered Guaranteed Retirement Income Benefit II for Contracts issued between December 2, 2002 and June 11, 2004.

CONDITIONS OF EXERCISE. The Guaranteed Retirement Income Benefit may be exercised subject to the following conditions:

      - may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary; and

      - must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the 10th Contract Anniversary, if later.

Income Base


The Income Base applied in determining the amount of Guaranteed Retirement Income Benefit annuity payments is the greater of (i) the Growth Factor Income Base (Guaranteed Retirement Income Benefit II only) or (ii) the Step-up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GUARANTEED RETIREMENT INCOME BENEFIT MONTHLY ANNUITY PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.


GROWTH FACTOR INCOME BASE (GUARANTEED RETIREMENT INCOME BENEFIT II ONLY): The Growth Factor Income Base is equal to (a) less (b), where:

      (a) is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and

      (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

GROWTH FACTOR: The growth factor for Guaranteed Retirement Income Benefit II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.


STEP-UP INCOME BASE: The Step-up Income Base is equal to the greatest anniversary value after the effective date of Guaranteed Retirement Income Benefit and prior to the oldest Annuitant's attained age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the Contract Year.



INCOME BASE REDUCTIONS: Partial withdrawals will reduce the Growth Factor Income Base and the Step-up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-up Income Base, as appropriate, immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.



Partial withdrawals will reduce the Step-up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-up Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.


MONTHLY INCOME FACTORS: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see "Pay-Out Period Provisions - Annuity Options"):

      -     Life Annuity with a 10-Year Period Certain;

      -     Joint and Survivor Life Annuity with a 20-Year Period Certain.

The Monthly Income Factors are described in the Guaranteed Retirement Income Benefit Rider. When you exercise Guaranteed Retirement Income Benefit, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

If your Contract has been issued with a Guaranteed Retirement Income Benefit Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

Guaranteed Retirement Income Benefit Fee

The risk assumed by us associated with the Guaranteed Retirement Income Benefit is that annuity benefits payable under the Guaranteed Retirement Income Benefit are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the "Guaranteed Retirement Income Benefit Fee"). On or before the Maturity Date, the Guaranteed Retirement Income Benefit Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Benefit Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Benefit Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

GUARANTEED RETIREMENT INCOME BENEFIT RIDER          ANNUAL FEE
------------------------------------------          ----------
Guaranteed Retirement Income Benefit II                 0.45%


If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Benefit Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Benefit Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Benefit Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Benefit Fee, the commencement of annuity payments will be treated as a full withdrawal

Termination of Guaranteed Retirement Income Benefit

The Guaranteed Retirement Income Benefit will terminate upon the earliest to occur of:

            - the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the tenth Contract Anniversary, if later;
            -     the termination of the Contract for any reason; or

            -     the exercise of the Guaranteed Retirement Income Benefit.

Qualified Plans

The use of the Guaranteed Retirement Income Benefit is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if the Guaranteed Retirement Income Benefit is not exercised under a Qualified Plan while you are alive, your Beneficiary may be unable to exercise the benefit under the Guaranteed Retirement Income Benefit.

You should consider that since (a) the Guaranteed Retirement Income Benefit may not be exercised until the 10th Contract Anniversary after its election and (b) the election of the Guaranteed Retirement Income Benefit is irrevocable, there can be circumstances under a Qualified Plan in which a Guaranteed Retirement Income Benefit fee (discussed above) will be imposed, even though the Guaranteed Retirement Income Benefit may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as a Guaranteed Retirement Income Benefit, could affect the amount of the required minimum distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of a Guaranteed Retirement Income Benefit, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.

GUARANTEED RETIREMENT INCOME BENEFITS DO NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GUARANTEED RETIREMENT INCOME BENEFITS SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GUARANTEED RETIREMENT INCOME BENEFIT.

                   Appendix U: Accumulation Unit Value Tables

The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of accumulation units for each Variable Investment Option during the periods shown.

We use accumulation units to measure the value of your investment in a particular Variable Investment Option. Each accumulation unit reflects the value of underlying shares of a particular Fund (including dividends and distributions made by that Fund), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see the Fee Tables section of the Prospectus for additional information on these charges.)

The table contains information on different classes of accumulation units because we deduct different levels of daily charges. In particular, the table shows accumulation units reflecting the daily charges for:

            -     Wealthmark ML3 Contracts with no optional benefit Riders;


            - Wealthmark ML3 Contracts with the Annual Step-up Death Benefit optional benefit Rider;


            - Wealthmark ML3 Contracts with the Enhanced Earnings Death Benefit optional benefit Rider;


            - Wealthmark ML3 Contracts with the Annual Step-up Death Benefit optional benefit Rider and the Enhanced Earnings Death Benefit optional benefit Rider.


Please note that Guaranteed Retirement Income Benefit II, Guaranteed Retirement Income Benefit III, Guaranteed Principal Plus, Guaranteed Principal Plus for Life and Accelerated Beneficiary Protection Death Benefit are deducted from Contract Value and, therefore, are not reflected in the accumulation unit values.

Wealthmark ML3

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

            ACCUMULATION UNIT VALUES- WEALTHMARK ML3 VARIABLE ANNUITY

                                 YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                              ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
AIM V.I. UTILITIES FUND PORTFOLIO (FORMERLY, INVESCO VIF-UTILITIES FUND PORTFOLIO) -SERIES I SHARES (units first credited
9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year        $22.190552 $19.308088 $15.887461 $13.749481 $12.500000       --       --       --       --       --
Value at End of Year           27.386336  22.190552  19.308088  15.887461  13.749481       --       --       --       --       --
Wealthmark ML3 No. of Units       51,594     58,086     43,917     29,487        509       --       --       --       --       --
NYWealthmark ML3 No. of Units      8,683      9,575      9,210      6,681         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         22.154734  19.286540  15.877680  13.747885  12.500000       --       --       --       --       --
Value at End of Year           27.328514  22.154734  19.286540  15.877680  13.747885       --       --       --       --       --
Wealthmark ML3 No. of Units       12,023     26,382     21,166     24,167      1,823       --       --       --       --       --
NYWealthmark ML3 No. of Units     36,532     43,123     34,600     20,038         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         22.047642  19.222027  15.848371  13.743092  12.500000       --       --       --       --       --
Value at End of Year           27.155781  22.047642  19.222027  15.848371  13.743092       --       --       --       --       --
Wealthmark ML3 No. of Units       28,950     42,795     29,212     22,690         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         22.012076  19.200571  15.838617  13.741494  12.500000       --       --       --       --       --
Value at End of Year           27.098465  22.012076  19.200571  15.838617  13.741494       --       --       --       --       --
Wealthmark ML3 No. of Units        6,408      8,168      8,675      4,624         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         19.984421  17.457981  14.422808  12.500000         --       --       --       --       --       --
Value at End of Year           24.565526  19.984421  17.457981  14.422808         --       --       --       --       --       --
Wealthmark ML3 No. of Units        9,200     10,481      9,605      8,079         --       --       --       --       --       --

ALGER AMERICAN BALANCED PORTFOLIO -CLASS S SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year         16.308066  17.695994  14.946458  12.797948  12.500000       --       --       --       --       --
Value at End of Year           16.757390  16.308066  17.695994  14.946458  12.797948       --       --       --       --       --
Wealthmark ML3 No. of Units      260,329    368,707     92,140    288,197      7,280       --       --       --       --       --
NYWealthmark ML3 No. of Units     28,139     36,092      6,431     24,611         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         16.281712  17.676252  14.937246  12.796458  12.500000       --       --       --       --       --
Value at End of Year           16.721966  16.281712  17.676252  14.937246  12.796458       --       --       --       --       --
Wealthmark ML3 No. of Units       79,171    113,502     43,928    168,446     11,414       --       --       --       --       --
NYWealthmark ML3 No. of Units     87,717     98,839     35,475     77,986         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         16.203000  17.617102  14.909664  12.791987  12.500000       --       --       --       --       --
Value at End of Year           16.616250  16.203000  17.617102  14.909664  12.791987       --       --       --       --       --
Wealthmark ML3 No. of Units      147,685    190,620     56,850    142,331        229       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         16.176838  17.597434  14.900487  12.790498  12.500000       --       --       --       --       --
Value at End of Year           16.581152  16.176838  17.597434  14.900487  12.790498       --       --       --       --       --
Wealthmark ML3 No. of Units       25,041     29,220     10,811     25,601      1,820       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         14.986916  15.491503  13.845925  12.500000         --       --       --       --       --       --
Value at End of Year           15.338515  14.986916  15.491503  13.845925         --       --       --       --       --       --
Wealthmark ML3 No. of Units       38,167     33,273      6,362     26,539         --       --       --       --       --       --

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO -CLASS S SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year         19.871082  15.329011  16.673305  12.627840  12.500000       --       --       --       --       --
Value at End of Year           23.253042  19.871082  15.329011  16.673305  12.627840       --       --       --       --       --
Wealthmark ML3 No. of Units       72,594     74,521    380,100     47,255      3,904       --       --       --       --       --
NYWealthmark ML3 No. of Units      6,735      6,651     39,200      2,364         --       --       --       --       --       --

Wealthmark ML3

                                 YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                              ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        $19.839027 $15.311881 $16.663049 $12.626368 $12.500000       --       --       --       --       --
Value at End of Year           23.203954  19.839027  15.311881  16.663049  12.626368       --       --       --       --       --
Wealthmark ML3 No. of Units       26,605     57,733    170,993     48,281      1,336       --       --       --       --       --
NYWealthmark ML3 No. of Units     45,024     32,285    131,252     21,455         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         19.743114  15.260644  16.632286  12.621953  12.500000       --       --       --       --       --
Value at End of Year           23.057263  19.743114  15.260644  16.632286  12.621953       --       --       --       --       --
Wealthmark ML3 No. of Units       50,662     57,644    218,711     36,084         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         19.711227  15.243608  16.622052  12.620485  12.500000       --       --       --       --       --
Value at End of Year           23.008554  19.711227  15.243608  16.622052  12.620485       --       --       --       --       --
Wealthmark ML3 No. of Units        6,497      5,158     32,732      4,927         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         17.326422  14.143465  14.654864  12.500000         --       --       --       --       --       --
Value at End of Year           20.194589  17.326422  14.143465  14.654864         --       --       --       --       --       --
Wealthmark ML3 No. of Units        7,599      5,770     34,866      4,922         --       --       --       --       --       --

CREDIT SUISSE TRUST-GLOBAL SMALL CAP (FORMERLY, CREDIT SUISSE TRUST-GLOBAL POST-VENTURE CAPITAL PORTFOLIO) -NAV SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year         26.101108  22.845737  19.685474  13.553339  12.500000       --       --       --       --       --
Value at End of Year           29.065374  26.101108  22.845737  19.685474  13.553339       --       --       --       --       --
Wealthmark ML3 No. of Units       28,576     35,272     29,679     16,182         --       --       --       --       --       --
NYWealthmark ML3 No. of Units      1,587      2,595      2,517      1,714         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         26.058984  22.820243  19.673365  13.551769  12.500000       --       --       --       --       --
Value at End of Year           29.003996  26.058984  22.820243  19.673365  13.551769       --       --       --       --       --
Wealthmark ML3 No. of Units        8,838     20,027      6,544      7,350      1,615       --       --       --       --       --
NYWealthmark ML3 No. of Units      7,549      9,143      8,260      5,342         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         25.933056  22.743935  19.637083  13.547045  12.500000       --       --       --       --       --
Value at End of Year           28.820675  25.933056  22.743935  19.637083  13.547045       --       --       --       --       --
Wealthmark ML3 No. of Units       17,460     20,724     15,998      9,025         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         25.891202  22.718553  19.625010  13.545468  12.500000       --       --       --       --       --
Value at End of Year           28.759824  25.891202  22.718553  19.625010  13.545468       --       --       --       --       --
Wealthmark ML3 No. of Units          808      1,946        997      1,051         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         22.644064  19.899042  17.215287  12.500000         --       --       --       --       --       --
Value at End of Year           25.115304  22.644064  19.899042  17.215287         --       --       --       --       --       --
Wealthmark ML3 No. of Units        1,102      1,333      3,721      4,148         --       --       --       --       --       --

CREDIT SUISSE TRUST-EMERGING MARKETS PORTFOLIO (SCUDDER PRODUCTS ONLY) -NAV SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year         28.988695  23.034941  18.745555  13.338013  12.500000       --       --       --       --       --
Value at End of Year           37.787518  28.988695  23.034941  18.745555  13.338013       --       --       --       --       --
Wealthmark ML3 No. of Units       94,989    108,536     89,794     41,627      1,415       --       --       --       --       --
NYWealthmark ML3 No. of Units      2,711      5,372      5,237      4,334         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         28.941907  23.009229  18.734018  13.336460  12.500000       --       --       --       --       --
Value at End of Year           37.707740  28.941907  23.009229  18.734018  13.336460       --       --       --       --       --
Wealthmark ML3 No. of Units       29,761     48,262     43,663     30,398      1,931       --       --       --       --       --
NYWealthmark ML3 No. of Units     33,244     48,759     37,824     17,461         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         28.802050  22.932281  18.699447  13.331808  12.500000       --       --       --       --       --
Value at End of Year           37.469443  28.802050  22.932281  18.699447  13.331808       --       --       --       --       --
Wealthmark ML3 No. of Units       63,775     82,873     68,804     41,011         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         28.755588  22.906689  18.687943  13.330249  12.500000       --       --       --       --       --
Value at End of Year           37.390359  28.755588  22.906689  18.687943  13.330249       --       --       --       --       --
Wealthmark ML3 No. of Units        6,246      8,025      9,152     11,128        189       --       --       --       --       --

Wealthmark ML3

                                 YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                              ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year        $27.215609 $21.712365 $17.740227 $12.500000         --       --       --       --       --       --
Value at End of Year           35.335062  27.215609  21.712365  17.740227         --       --       --       --       --       --
Wealthmark ML3 No. of Units       13,915     11,922     11,714      3,229         --       --       --       --       --       --

DREYFUS I.P. MIDCAP STOCK PORTFOLIOSERVICE SHARES (units first 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year         21.547849  20.108509  17.897178  13.838308  12.500000       --       --       --       --       --
Value at End of Year           22.823080  21.547849  20.108509  17.897178  13.838308       --       --       --       --       --
Wealthmark ML3 No. of Units      283,950    361,351    371,746    204,190     12,405       --       --       --       --       --
NYWealthmark ML3 No. of Units     17,777     21,300     21,494      6,884         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         21.513056  20.086053  17.886154  13.836696  12.500000       --       --       --       --       --
Value at End of Year           22.774868  21.513056  20.086053  17.886154  13.836696       --       --       --       --       --
Wealthmark ML3 No. of Units      137,403    207,246    204,305    190,212      5,696       --       --       --       --       --
NYWealthmark ML3 No. of Units    105,765    133,225    128,546     85,434         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         21.409066  20.018865  17.853154  13.831872  12.500000       --       --       --       --       --
Value at End of Year           22.630891  21.409066  20.018865  17.853154  13.831872       --       --       --       --       --
Wealthmark ML3 No. of Units      172,284    208,076    204,728    109,344         74       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         21.374547  19.996540  17.842179  13.830261  12.500000       --       --       --       --       --
Value at End of Year           22.583149  21.374547  19.996540  17.842179  13.830261       --       --       --       --       --
Wealthmark ML3 No. of Units       14,722     27,561     26,678     24,688        666       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         18.386587  17.226952  15.394109  12.500000         --       --       --       --       --       --
Value at End of Year           19.397197  18.386587  17.226952  15.394109         --       --       --       --       --       --
Wealthmark ML3 No. of Units       39,969     43,018     41,759     38,052         --       --       --       --       --       --

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.SERVICE SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year         18.033028  17.737606  17.022495  13.761587  12.500000       --       --       --       --       --
Value at End of Year           19.327700  18.033028  17.737606  17.022495  13.761587       --       --       --       --       --
Wealthmark ML3 No. of Units        6,278      6,086      5,922      5,792         --       --       --       --       --       --
NYWealthmark ML3 No. of Units      1,275      2,432      2,585      2,344         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         18.003934  17.717811  17.012020  13.759985  12.500000       --       --       --       --       --
Value at End of Year           19.286892  18.003934  17.717811  17.012020  13.759985       --       --       --       --       --
Wealthmark ML3 No. of Units       14,833     10,500     11,409     12,285      1,307       --       --       --       --       --
NYWealthmark ML3 No. of Units      8,266      9,384     16,936      6,583         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         17.916857  17.658505  16.980607  13.755178  12.500000       --       --       --       --       --
Value at End of Year           19.164906  17.916857  17.658505  16.980607  13.755178       --       --       --       --       --
Wealthmark ML3 No. of Units       19,606     21,804     22,969     20,277         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         17.887943  17.638805  16.970165  13.753582  12.500000       --       --       --       --       --
Value at End of Year           19.124445  17.887943  17.638805  16.970165  13.753582       --       --       --       --       --
Wealthmark ML3 No. of Units        1,067      1,099      1,099        597         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         15.429405  15.237283  14.681750  12.500000         --       --       --       --       --       --
Value at End of Year           16.471305  15.429405  15.237283  14.681750         --       --       --       --       --       --
Wealthmark ML3 No. of Units        2,508      2,584      2,624      1,433         --       --       --       --       --       --

DWS BALANCED VIP (FORMERLY, SCUDDER TOTAL RETURN PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year         16.296307  15.944734  15.240750  13.180398  12.500000       --                --       --       --
Value at End of Year           17.604880  16.296307  15.944734  15.240750  13.180398       --                --       --       --
Wealthmark ML3 No. of Units      169,735    211,422    263,064    178,292      8,885       --                --       --       --
NYWealthmark ML3 No. of Units     16,507     20,587     26,918     72,857         --       --                --       --       --

Wealthmark ML3

                                 YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                              ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year        $16.270016 $15.926938 $15.231369 $13.178863 $12.500000       --       --       --       --       --
Value at End of Year           17.567711  16.270016  15.926938  15.231369  13.178863       --       --       --       --       --
Wealthmark ML3 No. of Units       95,835    142,192    164,470    157,021     25,560       --       --       --       --       --
NYWealthmark ML3 No. of Units     66,383     78,444     70,192     52,463         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         16.191319  15.873631  15.203245  13.174261  12.500000       --       --       --       --       --
Value at End of Year           17.456618  16.191319  15.873631  15.203245  13.174261       --       --       --       --       --
Wealthmark ML3 No. of Units       89,824    121,829    134,532     98,704         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         16.165171  15.855896  15.193872  13.172728  12.500000       --       --       --       --       --
Value at End of Year           17.419735  16.165171  15.855896  15.193872  13.172728       --       --       --       --       --
Wealthmark ML3 No. of Units       45,558     52,490     60,853     42,982      5,510       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         14.576573  14.319098  13.741888  12.500000         --       --       --       --       --       --
Value at End of Year           15.684367  14.576573  14.319098  13.741888         --       --       --       --       --       --
Wealthmark ML3 No. of Units       31,912     32,609     43,671     36,506         --       --       --       --       --       --

DWS BLUE CHIP VIP (FORMERLY, SCUDDER BLUE CHIP PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year         20.604689  19.097553  16.802492  13.475342  12.500000       --       --       --       --       --
Value at End of Year           23.346352  20.604689  19.097553  16.802492  13.475342       --       --       --       --       --
Wealthmark ML3 No. of Units      226,012    249,612    258,874    110,482      5,238       --       --       --       --       --
NYWealthmark ML3 No. of Units     37,170     47,550     49,637     24,103         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         20.571437  19.076241  16.792152  13.473780  12.500000       --       --       --       --       --
Value at End of Year           23.297065  20.571437  19.076241  16.792152  13.473780       --       --       --       --       --
Wealthmark ML3 No. of Units       44,162     88,045     90,235     77,659      2,598       --       --       --       --       --
NYWealthmark ML3 No. of Units     75,188     95,205     98,946     58,217         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         20.471992  19.012435  16.761158  13.469073  12.500000       --       --       --       --       --
Value at End of Year           23.149804  20.471992  19.012435  16.761158  13.469073       --       --       --       --       --
Wealthmark ML3 No. of Units      193,596    216,795    180,119     74,026        149       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         20.438928  18.991197  16.750839  14.717109  12.500000       --       --       --       --       --
Value at End of Year           23.100891  20.438928  18.991197  16.750839  13.467503       --       --       --       --       --
Wealthmark ML3 No. of Units       28,990     33,878     33,066     21,653         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         18.251404  16.983992  15.002953  12.500000         --       --       --       --       --       --
Value at End of Year           20.597635  18.251404  16.983992  15.002953         --       --       --       --       --       --
Wealthmark ML3 No. of Units       30,227     30,527     31,439     21,845         --       --       --       --       --       --

DWS BOND VIP (FORMERLY, SVS BOND PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2005)

Contracts with no Optional Benefits
Value at Start of Year         12.525729  12.500000         --         --         --       --       --       --       --       --
Value at End of Year           12.854269  12.525729         --         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units       17,520      2,217         --         --         --       --       --       --       --       --
NYWealthmark ML3 No. of Units        863         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         12.521580  12.500000         --         --         --       --       --       --       --       --
Value at End of Year           12.843607  12.521580         --         --         --       --       --       --       --       --
NYWealthmark ML3 No. of Units     32,689     10,122         --         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         12.509144  12.500000         --         --         --       --       --       --       --       --
Value at End of Year           12.811677  12.509144         --         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units        6,609      6,111         --         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         12.504990         --         --         --         --       --       --       --       --       --
Value at End of Year           12.769187         --         --         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units          752         --         --         --         --       --       --       --       --       --

Wealthmark ML3

                                 YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                              ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
DWS CAPITAL GROWTH VIP (FORMERLY, SCUDDER CAPITAL GROWTH PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year        $19.202076 $17.989187 $17.004404 $13.664030 $12.500000       --       --       --       --       --
Value at End of Year           20.432019  19.202076  17.989187  17.004404  13.664030       --       --       --       --       --
Wealthmark ML3 No. of Units      797,758    652,355    203,532    104,484      3,571       --       --       --       --       --
NYWealthmark ML3 No. of Units     84,880     52,673     14,987      6,422         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         19.171079  17.969098  16.993933  13.662440  12.500000       --       --       --       --       --
Value at End of Year           20.388882  19.171079  17.969098  16.993933  13.662440       --       --       --       --       --
Wealthmark ML3 No. of Units      215,656    208,823     85,675     80,902      4,372       --       --       --       --       --
NYWealthmark ML3 No. of Units    162,624    130,128     46,507     29,790         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         19.078380  17.908975  16.962566  13.657668  12.500000       --       --       --       --       --
Value at End of Year           20.259953  19.078380  17.908975  16.962566  13.657668       --       --       --       --       --
Wealthmark ML3 No. of Units      587,632    436,457    102,830     50,669         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         19.047597  17.888988  16.952127  13.656079  12.500000       --       --       --       --       --
Value at End of Year           20.217184  19.047597  17.888988  16.952127  13.656079       --       --       --       --       --
Wealthmark ML3 No. of Units       70,676     44,171     16,100     15,682         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         16.283035  15.315471  14.535228  12.500000         --       --       --       --       --       --
Value at End of Year           17.257023  16.283035  15.315471  14.535228         --       --       --       --       --       --
Wealthmark ML3 No. of Units      139,646     56,918     20,395     10,952         --       --       --       --       --       --

DWS CONSERVATIVE ALLOCATION VIP (FORMERLY, SCUDDER INCOME & GROWTH STRATEGY PORTFOLIO) -CLASS B SHARES (units first credited
8-16-2004)

Contracts with no Optional Benefits
Value at Start of Year         13.596594  13.242763  12.500000         --         --       --       --       --       --       --
Value at End of Year           14.552866  13.596594  13.242763         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units      650,881    659,423    199,338         --         --       --       --       --       --       --
NYWealthmark ML3 No. of Units     68,738     46,225      1,357         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         13.587284  13.240279  12.500000         --         --       --       --       --       --       --
Value at End of Year           14.535663  13.587284  13.240279         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units       17,308         --         --         --         --       --       --       --       --       --
NYWealthmark ML3 No. of Units    177,499    146,982     54,506         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         13.559333  13.232832  12.500000         --         --       --       --       --       --       --
Value at End of Year           14.484068  13.559333  13.232832         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units      554,725    460,756     93,811         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         13.550036  13.230348  12.500000         --         --       --       --       --       --       --
Value at End of Year           14.466922  13.550036  13.230348         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units        1,454         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         13.522177  13.222909  12.500000         --         --       --       --       --       --       --
Value at End of Year           14.415611  13.522177  13.222909         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units       33,017     32,776     16,835         --         --       --       --       --       --       --

DWS CORE FIXED INCOME VIP (FORMERLY, SCUDDER FIXED INCOME PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year         13.375810  13.350525  13.038355  12.653080  12.500000       --       --       --       --       --
Value at End of Year           13.669886  13.375810  13.350525  13.038355  12.653080       --       --       --       --       --
Wealthmark ML3 No. of Units    1,163,963  1,339,463  1,340,821    629,858     15,344       --       --       --       --       --
NYWealthmark ML3 No. of Units     91,565     73,130     71,271     62,200         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         13.354221  13.335619  13.030324  12.651613  12.500000       --       --       --       --       --
Value at End of Year           13.641014  13.354221  13.335619  13.030324  12.651613       --       --       --       --       --
Wealthmark ML3 No. of Units      303,397    469,960    491,816    501,320     29,070       --       --       --       --       --
NYWealthmark ML3 No. of Units    245,062    272,901    274,889    139,561         --       --       --       --       --       --

Wealthmark ML3

                                 YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                              ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year        $13.289591 $13.290954 $13.006236 $12.647192 $12.500000       --       --       --       --       --
Value at End of Year           13.554708  13.289591  13.290954  13.006236  12.647192       --       --       --       --       --
Wealthmark ML3 No. of Units      657,721    704,236    671,242     63,531         81       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         13.268137  13.276119  12.998224  12.645718  12.500000       --       --       --       --       --
Value at End of Year           13.526076  13.268137  13.276119  12.998224  12.645718       --       --       --       --       --
Wealthmark ML3 No. of Units      204,208    208,866    203,422    150,022      1,643       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         12.836449  12.863403  12.613118  12.500000         --       --       --       --       --       --
Value at End of Year           13.066441  12.836449  12.863403  12.613118         --       --       --       --       --       --
Wealthmark ML3 No. of Units       98,488     94,579     94,161     43,047         --       --       --       --       --       --

DWS DAVIS VENTURE VALUE VIP (FORMERLY, SVS DAVIS VENTURE VALUE PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year         21.127700  19.663551  17.942923  14.094759  12.500000       --       --       --       --       --
Value at End of Year           23.763380  21.127700  19.663551  17.942923  14.094759       --       --       --       --       --
Wealthmark ML3 No. of Units      473,098    533,255    542,866    255,072      7,278       --       --       --       --       --
NYWealthmark ML3 No. of Units     53,458     60,398     57,154     28,434         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         21.093602  19.641591  17.931869  14.093117  12.500000       --       --       --       --       --
Value at End of Year           23.713207  21.093602  19.641591  17.931869  14.093117       --       --       --       --       --
Wealthmark ML3 No. of Units      173,039    233,377    234,717    213,631      8,692       --       --       --       --       --
NYWealthmark ML3 No. of Units    185,585    223,402    206,311     95,807         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         20.991640  19.575887  17.898785  14.088206  12.500000       --       --       --       --       --
Value at End of Year           23.563318  20.991640  19.575887  17.898785  14.088206       --       --       --       --       --
Wealthmark ML3 No. of Units      290,857    357,567    345,565    158,768         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         20.957754  19.554040  17.887773  14.086566  12.500000       --       --       --       --       --
Value at End of Year           23.513560  20.957754  19.554040  17.887773  14.086566       --       --       --       --       --
Wealthmark ML3 No. of Units       30,019     34,357     34,313     35,136        422       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         17.903461  16.729316  15.326777  12.500000         --       --       --       --       --       --
Value at End of Year           20.056782  17.903461  16.729316  15.326777         --       --       --       --       --       --
Wealthmark ML3 No. of Units       61,196     63,245     63,755     32,030         --       --       --       --       --       --

DWS DREMAN FINANCIAL SERVICES VIP (FORMERLY, SVS DREMAN FINANCIAL SERVICES PORTFOLIO) (MERGED INTO DWS DREMAN HIGH RETURN EQUITY
VIP EFF 9-15-2006)
CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year                --  20.119580  18.345784  14.602147  12.500000       --       --       --       --       --
Value at End of Year                  --  19.700685  20.119580  18.345784  14.602147       --       --       --       --       --
Wealthmark ML3 No. of Units           --    127,484    126,618     55,303      6,278       --       --       --       --       --
NYWealthmark ML3 No. of Units         --     12,730     13,197      9,732         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year                --  20.097117  18.334497  14.600449  12.500000       --       --       --       --       --
Value at End of Year                  --  19.668881  20.097117  18.334497  14.600449       --       --       --       --       --
Wealthmark ML3 No. of Units           --     69,777     80,552     83,453      5,063       --       --       --       --       --
NYWealthmark ML3 No. of Units         --     57,332     49,030     27,421         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year                --  20.029882  18.300655  14.595358  12.500000       --       --       --       --       --
Value at End of Year                  --  19.573778  20.029882  18.300655  14.595358       --       --       --       --       --
Wealthmark ML3 No. of Units           --     78,245     83,371     50,453         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year                --  20.007532  18.289396  14.593659  12.500000       --       --       --       --       --
Value at End of Year                  --  19.542198  20.007532  18.289396  14.593659       --       --       --       --       --
Wealthmark ML3 No. of Units           --     13,346     12,188      7,210        496       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year                --  15.853784  14.514166  12.500000         --       --       --       --       --       --
Value at End of Year                  --  15.461920  15.853784  14.514166         --       --       --       --       --       --
Wealthmark ML3 No. of Units           --      7,574     13,071     12,376         --       --       --       --       --       --

Wealthmark ML3

                                 YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                              ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
DWS DREMAN HIGH RETURN EQUITY VIP (FORMERLY, SVS DREMAN HIGH RETURN EQUITY PORTFOLIO) -CLASS B SHARES (units first credited
9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year        $22.268262 $21.055478 $18.839379 $14.566380 $12.500000       --       --       --       --       --
Value at End of Year           25.893923  22.268262  21.055478  18.839379  14.566380       --       --       --       --       --
Wealthmark ML3 No. of Units    1,064,597    908,978    908,361    517,412     30,795       --       --       --       --       --
NYWealthmark ML3 No. of Units     82,888     62,910     50,619     31,935         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         22.232311  21.031961  18.827775  14.564687  12.500000       --       --       --       --       --
Value at End of Year           25.839227  22.232311  21.031961  18.827775  14.564687       --       --       --       --       --
Wealthmark ML3 No. of Units      444,834    528,058    517,778    515,075     19,424       --       --       --       --       --
NYWealthmark ML3 No. of Units    274,838    200,184    179,443     97,274         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         22.124863  20.961633  18.793042  14.559609  12.500000       --       --       --       --       --
Value at End of Year           25.675919  22.124863  20.961633  18.793042  14.559609       --       --       --       --       --
Wealthmark ML3 No. of Units      680,120    540,654    555,787    300,122        139       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         22.089150  20.938239  18.781491  14.557921  12.500000       --       --       --       --       --
Value at End of Year           25.621698  22.089150  20.938239  18.781491  14.557921       --       --       --       --       --
Wealthmark ML3 No. of Units      201,578    198,992    199,812    182,964      4,434       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         18.462238  17.526483  15.744807  12.500000         --       --       --       --       --       --
Value at End of Year           21.382773  18.462238  17.526483  15.744807         --       --       --       --       --       --
Wealthmark ML3 No. of Units      148,920    120,973    112,444     73,073         --       --       --       --       --       --

DWS DREMAN SMALL CAP VALUE VIP (FORMERLY, SVS DREMAN SMALL CAP VALUE PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year         25.352160  23.476362  19.014587  13.646946  12.500000       --       --                --       --
Value at End of Year           31.071304  25.352160  23.476362  19.014587  13.646946       --       --                --       --
Wealthmark ML3 No. of Units      353,528    427,757    443,462    250,468     19,492       --       --                --       --
NYWealthmark ML3 No. of Units     26,206     30,903     29,719     14,511         --       --       --                --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         25.311219  23.450134  19.002865  13.645356  12.500000       --       --                --       --
Value at End of Year           31.005669  25.311219  23.450134  19.002865  13.645356       --       --                --       --
Wealthmark ML3 No. of Units      169,578    300,996    289,488    255,377     11,420       --       --                --       --
NYWealthmark ML3 No. of Units     86,341    113,906    111,741     58,615         --       --       --                --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         25.188897  23.371730  18.967820  13.640594  12.500000       --       --                --       --
Value at End of Year           30.809723  25.188897  23.371730  18.967820  13.640594       --       --                --       --
Wealthmark ML3 No. of Units      238,845    285,639    266,611    137,071         38       --       --                --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         25.148251  23.345640  18.956153  13.639007  12.500000       --       --                --       --
Value at End of Year           30.744675  25.148251  23.345640  18.956153  13.639007       --       --                --       --
Wealthmark ML3 No. of Units       49,449     61,426     65,553     64,722      3,025       --       --                --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         21.845633  20.310102  16.516165  12.500000         --       --       --                --       --
Value at End of Year           26.667189  21.845633  20.310102  16.516165         --       --       --                --       --
Wealthmark ML3 No. of Units       61,803     66,655     61,601     35,776         --       --       --                --       --

DWS EQUITY 500 INDEX VIP (FORMERLY, SCUDDER VIT EQUITY 500 INDEX PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2005)

Contracts with no Optional Benefits
Value at Start of Year         19.489590  12.500000         --         --         --       --       --                --       --
Value at End of Year           22.086438  19.489590         --         --         --       --       --                --       --
Wealthmark ML3 No. of Units      346,979    448,901         --         --         --       --       --                --       --
NYWealthmark ML3 No. of Units     28,006     63,809         --         --         --       --       --                --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         19.458124  12.500000         --         --         --       --       --                --       --
Value at End of Year           22.039777  19.458124         --         --         --       --       --                --       --
Wealthmark ML3 No. of Units      181,305    211,698         --         --         --       --       --                --       --
NYWealthmark ML3 No. of Units    202,741    232,276         --         --         --       --       --                --       --

Wealthmark ML3

                                 YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                              ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year        $19.364052 $12.500000         --         --         --       --       --       --       --       --
Value at End of Year           21.900460  19.364052         --         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units      217,280    198,500         --         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         19.332798  12.500000         --         --         --       --       --       --       --       --
Value at End of Year           21.854207  19.332798         --         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units       88,380    106,118         --         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         16.385842  12.500000         --         --         --       --       --       --       --       --
Value at End of Year           18.495223  16.385842         --         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units       66,282     76,440         --         --         --       --       --       --       --       --

DWS GLOBAL OPPORTUNITIES VIP (FORMERLY, SCUDDER GLOBAL DISCOVERY PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year         29.478783  25.382831  20.959795  14.323107  12.500000       --       --       --       --       --
Value at End of Year           35.342299  29.478783  25.382831  20.959795  14.323107       --       --       --       --       --
Wealthmark ML3 No. of Units      130,357    141,483    125,402     48,061      1,397       --       --       --       --       --
NYWealthmark ML3 No. of Units      6,166      6,020      6,468      3,304         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         29.431225  25.354506  20.946907  14.321443  12.500000       --       --       --       --       --
Value at End of Year           35.267686  29.431225  25.354506  20.946907  14.321443       --       --       --       --       --
Wealthmark ML3 No. of Units       38,461     58,308     36,969     36,537      3,797       --       --       --       --       --
NYWealthmark ML3 No. of Units      3,223     39,558     24,758     11,343         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         29.288984  25.269717  20.908264  14.316452  12.500000       --       --       --       --       --
Value at End of Year           35.044782  29.288984  25.269717  20.908264  14.316452       --       --       --       --       --
Wealthmark ML3 No. of Units       62,189     70,299     52,156     23,743         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         29.241717  25.241513  20.895405  14.314791  12.500000       --       --       --       --       --
Value at End of Year           34.970786  29.241717  25.241513  20.895405  14.314791       --       --       --       --       --
Wealthmark ML3 No. of Units       34,087     37,857     37,368     34,209         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         23.866956  20.632821  17.105940  12.500000         --       --       --       --       --       --
Value at End of Year           28.500333  23.866956  20.632821  17.105940         --       --       --       --       --       --
Wealthmark ML3 No. of Units       20,135     22,214     20,638     15,023         --       --       --       --       --       --

DWS GLOBAL THEMATIC VIP (FORMERLY, SCUDDER GLOBAL BLUE CHIP PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year         23.409063  19.426902  17.275013  13.617940  12.500000       --       --       --       --       --
Value at End of Year           29.855028  23.409063  19.426902  17.275013  13.617940       --       --       --       --       --
Wealthmark ML3 No. of Units       82,513     93,386     82,174     52,696        690       --       --       --       --       --
NYWealthmark ML3 No. of Units     12,756     20,000     20,663     12,509         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         23.371291  19.405219  17.264383  13.616358  12.500000       --       --       --       --       --
Value at End of Year           29.791999  23.371291  19.405219  17.264383  13.616358       --       --       --       --       --
Wealthmark ML3 No. of Units       40,299     49,463     39,657     39,728      1,208       --       --       --       --       --
NYWealthmark ML3 No. of Units     24,460     49,087     21,540     15,610         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         23.258313  19.340299  17.232515  13.611606  12.500000       --       --       --       --       --
Value at End of Year           29.603695  23.258313  19.340299  17.232515  13.611606       --       --       --       --       --
Wealthmark ML3 No. of Units       52,772     53,259     42,511     21,767         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         23.220774  19.318708  17.221904  13.610021  12.500000       --       --       --       --       --
Value at End of Year           29.541188  23.220774  19.318708  17.221904  13.610021       --       --       --       --       --
Wealthmark ML3 No. of Units        6,338      6,928      8,144      7,338         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         21.324683  17.767782  15.863150  12.500000         --       --       --       --       --       --
Value at End of Year           27.088478  21.324683  17.767782  15.863150         --       --       --       --       --       --
Wealthmark ML3 No. of Units        8,458      8,466      6,033      4,222         --       --       --       --       --       --

Wealthmark ML3

                                 YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                              ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
DWS GOVERNMENT & AGENCY SECURITIES VIP (FORMERLY, SCUDDER GOVERNMENT & AGENCY SECURITIES PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year        $12.913340 $12.840019 $12.630000 $12.609447 $12.500000       --       --       --       --       --
Value at End of Year           13.177862  12.913340  12.840019  12.630000  12.609447       --       --       --       --       --
Wealthmark ML3 No. of Units      389,787  1,194,306  1,236,916    613,208     54,665       --       --       --       --       --
NYWealthmark ML3 No. of Units     19,928     38,215     34,689     21,177         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         12.892480  12.825671  12.622215  12.607976  12.500000       --       --       --       --       --
Value at End of Year           13.150020  12.892480  12.825671  12.622215  12.607976       --       --       --       --       --
Wealthmark ML3 No. of Units      182,516    285,666    313,687    426,963     46,033       --       --       --       --       --
NYWealthmark ML3 No. of Units     77,756     96,255     99,313     77,214         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         12.830117  12.782733  12.598887  12.603573  12.500000       --       --       --       --       --
Value at End of Year           13.066838  12.830117  12.782733  12.598887  12.603573       --       --       --       --       --
Wealthmark ML3 No. of Units      146,221    191,099    223,548    161,818      8,466       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         12.809374  12.768438  12.591122  12.602109  12.500000       --       --       --       --       --
Value at End of Year           13.039216  12.809374  12.768438  12.591122  12.602109       --       --       --       --       --
Wealthmark ML3 No. of Units       51,898     65,757     70,453     81,841      6,170       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         12.619733  12.598247  12.441999  12.500000         --       --       --       --       --       --
Value at End of Year           12.826969  12.619733  12.598247  12.441999         --       --       --       --       --       --
Wealthmark ML3 No. of Units       44,605     48,609     42,959     63,586         --       --       --       --       --       --

DWS GROWTH & INCOME VIP (FORMERLY, SCUDDER GROWTH AND INCOME PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year         19.105866  18.369714  17.012338  13.666929  12.500000       --       --       --       --       --
Value at End of Year           21.290015  19.105866  18.369714  17.012338  13.666929       --       --       --       --       --
Wealthmark ML3 No. of Units      254,047    288,561    215,234     89,983      4,539       --       --       --       --       --
NYWealthmark ML3 No. of Units     20,617     22,319     33,157      9,182         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         19.075024  18.349213  17.001872  13.665335  12.500000       --       --       --       --       --
Value at End of Year           21.245050  19.075024  18.349213  17.001872  13.665335       --       --       --       --       --
Wealthmark ML3 No. of Units      123,205    157,919     81,146     73,891      6,457       --       --       --       --       --
NYWealthmark ML3 No. of Units     90,119     91,715     73,935     27,906         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         18.982819  18.287843  16.970493  13.660571  12.500000       --       --       --       --       --
Value at End of Year           21.110762  18.982819  18.287843  16.970493  13.660571       --       --       --       --       --
Wealthmark ML3 No. of Units      164,942    171,714    119,873     38,618        145       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         18.952177  18.267412  16.960034  13.658976  12.500000       --       --       --       --       --
Value at End of Year           21.066170  18.952177  18.267412  16.960034  13.658976       --       --       --       --       --
Wealthmark ML3 No. of Units       56,234     64,740     12,479     12,381         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         16.345530  15.778530  14.671334  12.500000         --       --       --       --       --       --
Value at End of Year           18.141621  16.345530  15.778530  14.671334         --       --       --       --       --       --
Wealthmark ML3 No. of Units       42,071     41,765     34,892     28,496         --       --       --       --       --       --

DWS GROWTH ALLOCATION VIP (FORMERLY, SCUDDER GROWTH STRATEGY PORTFOLIO) -CLASS B SHARES (units first credited 8-16-2004)

Contracts with no Optional Benefits
Value at Start of Year         14.289924  13.702437  12.500000         --         --       --       --       --       --       --
Value at End of Year           15.836512  14.289924  13.702437         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units    2,770,704  2,995,589    549,614         --         --       --       --       --       --       --
NYWealthmark ML3 No. of Units    248,357    211,262     41,752         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         14.280125  13.699866  12.500000         --         --       --       --       --       --       --
Value at End of Year           15.817775  14.280125  13.699866         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units       15,254     30,881     13,412         --         --       --       --       --       --       --
NYWealthmark ML3 No. of Units    607,275    634,841    196,782         --         --       --       --       --       --       --

Wealthmark ML3

                                 YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                              ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year        $14.250751 $13.692158 $12.500000         --         --       --       --       --       --       --
Value at End of Year           15.761628  14.250751  13.692158         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units    2,386,881  2,878,052    851,901         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         14.240979  13.689588  12.500000         --         --       --       --       --       --       --
Value at End of Year           15.742981  14.240979  13.689588         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units        5,468      7,367         --         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         14.211708  13.681896  12.500000         --         --       --       --       --       --       --
Value at End of Year           15.687136  14.211708  13.681896         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units       95,492     95,771     29,365         --         --       --       --       --       --       --

DWS HEALTH CARE VIP (FORMERLY, SCUDDER HEALTH SCIENCES PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year         19.479041  18.325125  17.066587  13.024572  12.500000       --       --       --       --       --
Value at End of Year           20.267019  19.479041  18.325125  17.066587  13.024572       --       --       --       --       --
Wealthmark ML3 No. of Units       95,647    119,727    132,572     72,017      5,869       --       --       --       --       --
NYWealthmark ML3 No. of Units     14,895     17,983     17,733     11,693         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         19.447585  18.304664  17.056079  13.023056  12.500000       --       --       --       --       --
Value at End of Year           20.224204  19.447585  18.304664  17.056079  13.023056       --       --       --       --       --
Wealthmark ML3 No. of Units       41,673     77,854     84,919     78,571      4,413       --       --       --       --       --
NYWealthmark ML3 No. of Units     69,791     80,140     70,620     45,296         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         19.353561  18.243427  17.024611  13.018514  12.500000       --       --       --       --       --
Value at End of Year           20.096327  19.353561  18.243427  17.024611  13.018514       --       --       --       --       --
Wealthmark ML3 No. of Units       83,088     90,519    104,436     51,011         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         19.322303  18.223050  17.014119  13.016994  12.500000       --       --       --       --       --
Value at End of Year           20.053864  19.322303  18.223050  17.014119  13.016994       --       --       --       --       --
Wealthmark ML3 No. of Units       12,321     20,471     22,627     13,878        559       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         16.815387  15.882498  14.851180  12.500000         --       --       --       --       --       --
Value at End of Year           17.425939  16.815387  15.882498  14.851180         --       --       --       --       --       --
Wealthmark ML3 No. of Units       13,139     15,398     21,072     20,249         --       --       --       --       --       --

DWS HIGH INCOME VIP (FORMERLY, SCUDDER HIGH INCOME PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year         18.183705  17.875211  16.214878  13.278660  12.500000       --       --       --       --       --
Value at End of Year           19.695884  18.183705  17.875211  16.214878  13.278660       --       --       --       --       --
Wealthmark ML3 No. of Units      404,615    532,529    618,499    509,453     14,158       --       --       --       --       --
NYWealthmark ML3 No. of Units     19,310      2,384     31,347     16,706         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         18.154357  17.855269  16.204901  13.277116  12.500000       --       --       --       --       --
Value at End of Year           19.654304  18.154357  17.855269  16.204901  13.277116       --       --       --       --       --
Wealthmark ML3 No. of Units      157,439    227,019    293,153    305,817     27,805       --       --       --       --       --
NYWealthmark ML3 No. of Units     93,474    110,349    139,187     82,546         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         18.066554  17.795511  16.174982  13.272482  12.500000       --       --       --       --       --
Value at End of Year           19.530005  18.066554  17.795511  16.174982  13.272482       --       --       --       --       --
Wealthmark ML3 No. of Units      231,967    266,362    154,093    198,132         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         18.037392  17.775650  16.165026  13.270938  12.500000       --       --       --       --       --
Value at End of Year           19.488758  18.037392  17.775650  16.165026  13.270938       --       --       --       --       --
Wealthmark ML3 No. of Units       58,770     63,910     66,331     55,532        832       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         15.343766  15.143753  13.792324  12.500000         --       --       --       --       --       --
Value at End of Year           16.553622  15.343766  15.143753  13.792324         --       --       --       --       --       --
Wealthmark ML3 No. of Units       62,848     64,500     84,668     62,990         --       --       --       --       --       --

Wealthmark ML3

                                 YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                              ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
DWS INCOME ALLOCATION VIP (FORMERLY, SCUDDER CONSERVATIVE INCOME STRATEGY PORTFOLIO) (MERGED INTO DWS CONSERVATIVE ALLOCATION VIP
EFF 9-15-2006)
CLASS B SHARES (units first credited 8-16-2004)

Contracts with no Optional Benefits
Value at Start of Year                -- $13.031564 $12.500000         --         --       --       --       --       --       --
Value at End of Year                  --  13.271571  13.031564         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units           --    106,688     28,399         --         --       --       --       --       --       --
NYWealthmark ML3 No. of Units         --     26,228         --         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year                --  13.029123  12.500000         --         --       --       --       --       --       --
Value at End of Year                  --  13.262468  13.029123         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units           --     18,029         --         --         --       --       --       --       --       --
NYWealthmark ML3 No. of Units         --     26,391         --         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year                --  13.021790  12.500000         --         --       --       --       --       --       --
Value at End of Year                  --  13.235200  13.021790         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units           --    104,639      6,918         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year                --         --  12.500000         --         --       --       --       --       --       --
Value at End of Year                  --         --  13.019344         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year                --  13.012018  12.500000         --         --       --       --       --       --       --
Value at End of Year                  --  13.198909  13.012018         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units           --      2,942         --         --         --       --       --       --       --       --

DWS INTERNATIONAL SELECT EQUITY VIP (FORMERLY, SCUDDER INTERNATIONAL SELECT EQUITY PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year         22.409959  19.984631  17.242201  13.543828  12.500000       --       --       --       --       --
Value at End of Year           27.567841  22.409959  19.984631  17.242201  13.543828       --       --       --       --       --
Wealthmark ML3 No. of Units      268,086    308,800    311,334    140,781      5,208       --       --       --       --       --
NYWealthmark ML3 No. of Units     21,432     42,169     23,410     10,380         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         22.373781  19.962315  17.231578  13.542248  12.500000       --       --       --       --       --
Value at End of Year           27.509626  22.373781  19.962315  17.231578  13.542248       --       --       --       --       --
Wealthmark ML3 No. of Units      101,153    150,540    145,660    133,915      1,326       --       --       --       --       --
NYWealthmark ML3 No. of Units     83,782     79,326     75,544     27,246         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         22.265628  19.895551  17.199779  13.537530  12.500000       --       --       --       --       --
Value at End of Year           27.335729  22.265628  19.895551  17.199779  13.537530       --       --       --       --       --
Wealthmark ML3 No. of Units      144,125    172,552    170,627     49,615         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         22.229675  19.873336  17.189189  13.535953  12.500000       --       --       --       --       --
Value at End of Year           27.277981  22.229675  19.873336  17.189189  13.535953       --       --       --       --       --
Wealthmark ML3 No. of Units       87,097     97,955     99,809     73,354        689       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         20.718982  18.550479  16.069136  12.500000         --       --       --       --       --       --
Value at End of Year           25.386220  20.718982  18.550479  16.069136         --       --       --       --       --       --
Wealthmark ML3 No. of Units       40,338     50,334     36,089     18,838         --       --       --       --       --       --

DWS INTERNATIONAL VIP (FORMERLY SCUDDER INTERNATIONAL PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year         21.767100  19.122918  16.725489  13.334235  12.500000       --       --       --       --       --
Value at End of Year           26.859209  21.767100  19.122918  16.725489  13.334235       --       --       --       --       --
Wealthmark ML3 No. of Units      277,435    311,749    323,239    100,782      7,802       --       --       --       --       --
NYWealthmark ML3 No. of Units     34,819     32,982     32,228     15,133         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         21.731956  19.101569  16.715194  13.332685  12.500000       --       --       --       --       --
Value at End of Year           26.802471  21.731956  19.101569  16.715194  13.332685       --       --       --       --       --
Wealthmark ML3 No. of Units       69,894    101,903    101,286     93,700      9,752       --       --       --       --       --
NYWealthmark ML3 No. of Units     74,458     80,482    104,641     47,796         --       --       --       --       --       --

Wealthmark ML3

                                 YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                              ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year        $21.626894 $19.037659 $16.684339 $13.328040 $12.500000       --       --       --       --       --
Value at End of Year           26.633047  21.626894  19.037659  16.684339  13.328040       --       --       --       --       --
Wealthmark ML3 No. of Units      273,486    291,380    269,088     94,320         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         21.591983  19.016402  16.674061  13.326481  12.500000       --       --       --       --       --
Value at End of Year           26.576803  21.591983  19.016402  16.674061  13.326481       --       --       --       --       --
Wealthmark ML3 No. of Units       19,801     23,003     26,146     24,853      1,097       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         20.278472  17.886306  15.706761  12.500000         --       --       --       --       --       --
Value at End of Year           24.922757  20.278472  17.886306  15.706761         --       --       --       --       --       --
Wealthmark ML3 No. of Units       36,982     38,567     44,534     14,945         --       --       --       --       --       --

DWS JANUS GROWTH & INCOME VIP (FORMERLY, SVS JANUS GROWTH & INCOME PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year         19.892367  18.102296  16.567538  13.532412  12.500000       --       --       --       --       --
Value at End of Year           21.129880  19.892367  18.102296  16.567538  13.532412       --       --       --       --       --
Wealthmark ML3 No. of Units      271,077    304,158    261,735    136,923      4,260       --       --       --       --       --
NYWealthmark ML3 No. of Units     22,855     32,158     26,345     10,721         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         19.860258  18.082086  16.557342  13.530838  12.500000       --       --       --       --       --
Value at End of Year           21.085262  19.860258  18.082086  16.557342  13.530838       --       --       --       --       --
Wealthmark ML3 No. of Units       98,219    126,807    127,576    127,278      6,019       --       --       --       --       --
NYWealthmark ML3 No. of Units     38,454     51,449     45,832     31,296         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         19.764224  18.021573  16.526765  13.526110  12.500000       --       --       --       --       --
Value at End of Year           20.951929  19.764224  18.021573  16.526765  13.526110       --       --       --       --       --
Wealthmark ML3 No. of Units      194,454    219,832    175,889     74,617         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         19.732318  18.001455  16.516586  13.524537  12.500000       --       --       --       --       --
Value at End of Year           20.907688  19.732318  18.001455  16.516586  13.524537       --       --       --       --       --
Wealthmark ML3 No. of Units       21,950     29,470     29,122     29,948      1,127       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         17.177104  15.693817  14.420970  12.500000         --       --       --       --       --       --
Value at End of Year           18.173065  17.177104  15.693817  14.420970         --       --       --       --       --       --
Wealthmark ML3 No. of Units       19,874     23,123     24,256     18,510         --       --       --       --       --       --

DWS JANUS GROWTH OPPORTUNITIES VIP (FORMERLY, SVS JANUS GROWTH OPPORTUNITIES PORTFOLIO) (MERGED INTO DWS CAPITAL GROWTH VIP EFF
12-08-2006)
CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year                --  18.981257  17.198006  13.849786  12.500000       --       --       --       --       --
Value at End of Year                  --  20.001846  18.981257  17.198006  13.849786       --       --       --       --       --
Wealthmark ML3 No. of Units           --     87,125     58,106     44,937      2,554       --       --       --       --       --
NYWealthmark ML3 No. of Units         --     40,674      4,273      2,064         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year                --  18.960063  17.187413  13.848177  12.500000       --       --       --       --       --
Value at End of Year                  --  19.969562  18.960063  17.187413  13.848177       --       --       --       --       --
Wealthmark ML3 No. of Units           --     35,559     32,694     36,748      1,485       --       --       --       --       --
NYWealthmark ML3 No. of Units         --     14,764     13,106     10,161         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year                --  18.896649  16.526765  13.526110  12.500000       --       --       --       --       --
Value at End of Year                  --  19.873037  18.896649  16.526765  13.526110       --       --       --       --       --
Wealthmark ML3 No. of Units           --     48,547     61,632     41,597         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year                --  18.875558  17.145147  13.841733  12.500000       --       --       --       --       --
Value at End of Year                  --  19.840962  18.875558  17.145147  13.841733       --       --       --       --       --
Wealthmark ML3 No. of Units           --     17,907     19,718     19,367      2,812       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year                --  15.998950  14.554111  12.500000         --       --       --       --       --       --
Value at End of Year                  --  16.792110  15.998950  14.554111         --       --       --       --       --       --
Wealthmark ML3 No. of Units           --     37,551     14,969     11,907         --       --       --       --       --       --

Wealthmark ML3

                                 YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                              ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
DWS LARGE CAP VALUE VIP (FORMERLY, SCUDDER LARGE CAP VALUE PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year        $19.613598 $19.629625 $18.200872 $13.997728 $12.500000       --       --       --       --       --
Value at End of Year           22.180143  19.613598  19.629625  18.200872  13.997728       --       --       --       --       --
Wealthmark ML3 No. of Units      365,253    421,484    421,394    133,082     13,000       --       --       --       --       --
NYWealthmark ML3 No. of Units     17,200     22,948     49,465     11,078         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         19.581942  19.607720  18.189667  13.996098  12.500000       --       --       --       --       --
Value at End of Year           22.133319  19.581942  19.607720  18.189667  13.996098       --       --       --       --       --
Wealthmark ML3 No. of Units       71,140    141,183    143,416    128,649      9,721       --       --       --       --       --
NYWealthmark ML3 No. of Units     79,738     92,804     88,127     54,536         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         18.764823  19.542114  18.156094  13.991219  12.500000       --       --       --       --       --
Value at End of Year           21.178048  18.764823  19.542114  18.156094  13.991219       --       --       --       --       --
Wealthmark ML3 No. of Units      193,453    234,362    239,378    120,189         36       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         19.455829  19.520328  18.144939  13.989593  12.500000       --       --       --       --       --
Value at End of Year           21.946971  19.455829  19.520328  18.144939  13.989593       --       --       --       --       --
Wealthmark ML3 No. of Units       12,449     15,089     14,737     14,419      2,476       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         16.551570  16.631297  15.482726  12.500000         --       --       --       --       --       --
Value at End of Year           18.642947  16.551570  16.631297  15.482726         --       --       --       --       --       --
Wealthmark ML3 No. of Units       19,849     26,932     35,382     12,016         --       --       --       --       --       --

DWS LEGG MASON AGGRESSIVE GROWTH VIP (FORMERLY, DWS SALOMON AGGRESSIVE GROWTH VIP) (MERGED INTO DWS CAPITAL GROWTH VIP EFF
12-08-2006)
CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year                --  19.695990  19.154630  14.397062  12.500000       --       --       --       --       --
Value at End of Year                  --  23.386375  20.997452  19.154630  14.397062       --       --       --       --       --
Wealthmark ML3 No. of Units           --     49,319     44,644     31,995      1,443       --       --       --       --       --
NYWealthmark ML3 No. of Units         --      3,302     28,017      1,737         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year                --  19.674020  19.142849  14.395388  12.500000       --       --       --       --       --
Value at End of Year                  --  23.348623  20.974012  19.142849  14.395388       --       --       --       --       --
Wealthmark ML3 No. of Units           --     23,160     25,322     22,378         69       --       --       --       --       --
NYWealthmark ML3 No. of Units         --     20,162     13,327      7,317         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year                --  19.608200  19.107541  14.390377  12.500000       --       --       --       --       --
Value at End of Year                  --  23.235771  20.903862  19.107541  14.390377       --       --       --       --       --
Wealthmark ML3 No. of Units           --     31,057     31,258     28,153         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year                --  19.586319  19.095788  14.388700  12.500000       --       --       --       --       --
Value at End of Year                  --  23.198283  20.880543  19.095788  14.388700       --       --       --       --       --
Wealthmark ML3 No. of Units           --     17,674     17,743     17,203        279       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year                --  15.354185  15.458597  12.500000         --       --       --       --       --       --
Value at End of Year                  --  18.723459  16.878005  15.458597         --       --       --       --       --       --
Wealthmark ML3 No. of Units           --     10,071     13,523      5,133         --       --       --       --       --       --

DWS MERCURY LARGE CAP CORE VIP (FORMERLY, SCUDDER MERCURY LARGE CAP CORE PORTFOLIO) (MERGED INTO DWS GROWTH & INCOME VIP EFF
12-08-2006)
CLASS B SHARES (units first credited 11-15-2004)

Contracts with no Optional Benefits
Value at Start of Year                --  12.960554  12.500000         --         --       --       --       --       --       --
Value at End of Year                  --  14.377812  12.960554         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units           --      9,420        387         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year                --  12.959734  12.500000         --         --       --       --       --       --       --
Value at End of Year                  --  14.369735  12.959734         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units           --     26,716     17,695         --         --       --       --       --       --       --
NYWealthmark ML3 No. of Units         --      5,827        238         --         --       --       --       --       --       --

Wealthmark ML3

                                 YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                              ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year                -- $12.957289 $12.500000         --         --       --       --       --       --       --
Value at End of Year                  --  14.345569  12.957289         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units           --     17,975     15,190         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year                --  12.956470  12.500000         --         --       --       --       --       --       --
Value at End of Year                  --  14.337519  12.956470         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units           --      1,999        646         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year                --  12.954025  12.500000         --         --       --       --       --       --       --
Value at End of Year                  --  14.313403  12.954025         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units           --      1,813        600         --         --       --       --       --       --       --

DWS MFS STRATEGIC VALUE VIP (FORMERLY, SVS MFS STRATEGIC VALUE PORTFOLIO) (MERGED INTO DWS DREMAN HIGH RETURN EQUITY VIP EFF
9-15-2006)
CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year         19.414587  20.793075  18.006934  14.488821  12.500000       --       --       --       --       --
Value at End of Year           22.428131  19.414587  20.793075  18.006934  14.488821       --       --       --       --       --
Wealthmark ML3 No. of Units                 293,618    295,670     90,342      2,581       --       --       --       --       --
NYWealthmark ML3 No. of Units         --     39,679     50,229     17,343         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year                --  20.769867  17.995848  14.487138  12.500000       --       --       --       --       --
Value at End of Year                  --  19.383242  20.769867  17.995848  14.487138       --       --       --       --       --
Wealthmark ML3 No. of Units           --     60,509     69,576     69,327      4,525       --       --       --       --       --
NYWealthmark ML3 No. of Units         --     85,963     92,730     43,294         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year                --  20.700406  17.962642  14.482088  12.500000       --       --       --       --       --
Value at End of Year                  --  19.289552  20.700406  17.962642  14.482088       --       --       --       --       --
Wealthmark ML3 No. of Units           --    211,714    204,668     50,734         99       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year                --  20.677279  17.951585  14.480405  12.500000       --       --       --       --       --
Value at End of Year                  --  19.258387  20.677279  17.951585  14.480405       --       --       --       --       --
Wealthmark ML3 No. of Units           --     26,709     23,379     23,402        498       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year                --  17.175556  14.933894  12.500000         --       --       --       --       --       --
Value at End of Year                  --  15.973039  17.175556  14.933894         --       --       --       --       --       --
Wealthmark ML3 No. of Units           --     37,364     37,108     22,316         --       --       --       --       --       --

DWS MID CAP GROWTH VIP (FORMERLY, SCUDDER MID CAP GROWTH PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year         22.213524  19.695990  19.327045  14.725658  12.500000       --       --       --       --       --
Value at End of Year           24.155099  22.213524  19.695990  19.327045  14.725658       --       --       --       --       --
Wealthmark ML3 No. of Units       21,045     21,928     25,730     17,135      1,341       --       --       --       --       --
NYWealthmark ML3 No. of Units      3,787      4,458      5,241      3,279         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         22.177689  19.674020  19.315163  14.723944  12.500000       --       --       --       --       --
Value at End of Year           24.104099  22.177689  19.674020  19.315163  14.723944       --       --       --       --       --
Wealthmark ML3 No. of Units        8,016      9,929      8,397      7,996        470       --       --       --       --       --
NYWealthmark ML3 No. of Units     47,127     37,318     42,559     28,846         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         22.070475  19.608200  19.279525  14.718819  12.500000       --       --       --       --       --
Value at End of Year           23.951708  22.070475  19.608200  19.279525  14.718819       --       --       --       --       --
Wealthmark ML3 No. of Units       38,467     37,410     54,904     23,794         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         22.034863  19.586319  19.267670  14.717109  12.500000       --       --       --       --       --
Value at End of Year           23.901138  22.034863  19.586319  19.267670  14.717109       --       --       --       --       --
Wealthmark ML3 No. of Units        1,091      2,821      2,640      2,489         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         17.247865  15.354185  15.127128  12.500000         --       --       --       --       --       --
Value at End of Year           18.680720  17.247865  15.354185  15.127128         --       --       --       --       --       --
Wealthmark ML3 No. of Units        5,164      9,539      7,051      5,582         --       --       --       --       --       --

Wealthmark ML3

                                 YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                              ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
DWS MODERATE ALLOCATION VIP (FORMERLY, SCUDDER GROWTH & INCOME STRATEGY PORTFOLIO) -CLASS B SHARES (units first credited
8-16-2004)

Contracts with no Optional Benefits
Value at Start of Year        $13.916458 $13.466385 $12.500000         --         --       --       --       --       --       --
Value at End of Year           15.186211  13.916458  13.466385         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units    2,652,491  2,911,360    576,951         --         --       --       --       --       --       --
NYWealthmark ML3 No. of Units    323,798    320,545    198,969         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         13.906916  13.463866  12.500000         --         --       --       --       --       --       --
Value at End of Year           15.168233  13.906916  13.463866         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units       34,565     34,656         --         --         --       --       --       --       --       --
NYWealthmark ML3 No. of Units    278,551    288,834    102,256         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         13.878311  13.456285  12.500000         --         --       --       --       --       --       --
Value at End of Year           15.114401  13.878311  13.456285         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units    1,937,782  2,125,079    455,015         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year                --         --  12.500000         --         --       --       --       --       --       --
Value at End of Year                  --         --  13.453763         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         13.840286  13.446193  12.500000         --         --       --       --       --       --       --
Value at End of Year           15.042972  13.840286  13.446193         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units       81,139     78,561      2,363         --         --       --       --       --       --       --

DWS MONEY MARKET VIP (FORMERLY, SCUDDER MONEY MARKET PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year         12.287487  12.195132  12.333747  12.486421  12.500000       --       --       --       --       --
Value at End of Year           12.600184  12.287487  12.195132  12.333747  12.486421       --       --       --       --       --
Wealthmark ML3 No. of Units    1,043,873  1,049,894  1,132,609  2,332,293     43,685       --       --       --       --       --
NYWealthmark ML3 No. of Units     24,249     29,771     64,828    109,602         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         12.267642  12.181510  12.326153  12.484967  12.500000       --       --       --       --       --
Value at End of Year           12.573563  12.267642  12.181510  12.326153  12.484967       --       --       --       --       --
Wealthmark ML3 No. of Units      138,051    406,191    216,090    243,809     49,847       --       --       --       --       --
NYWealthmark ML3 No. of Units     81,387     89,416     86,313    118,764         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         12.208303  12.140729  12.303379  12.480608  12.500000       --       --       --       --       --
Value at End of Year           12.494032  12.208303  12.140729  12.303379  12.480608       --       --       --       --       --
Wealthmark ML3 No. of Units      486,182    591,828    139,381    170,743      4,801       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         12.188561  12.127139  12.295779  12.479151  12.500000       --       --       --       --       --
Value at End of Year           12.467610  12.188561  12.127139  12.295779  12.479151       --       --       --       --       --
Wealthmark ML3 No. of Units        2,773      9,488     20,764     53,528     16,147       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         12.207193  12.163868  12.351576  12.500000         --       --       --       --       --       --
Value at End of Year           12.468008  12.207193  12.163868  12.351576         --       --       --       --       --       --
Wealthmark ML3 No. of Units       46,933     47,320     81,221     35,150         --       --       --       --       --       --

DWS OAK STRATEGIC EQUITY VIP (FORMERLY, SVS OAK STRATEGIC EQUITY PORTFOLIO) (MERGED INTO DWS CAPITAL GROWTH VIP EFF 12-08-2006)
CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year         20.962644  22.314400  22.489159  15.330888  12.500000       --       --       --       --       --
Value at End of Year           21.336475  20.962644  22.314400  22.489159  15.330888       --       --       --       --       --
Wealthmark ML3 No. of Units                 143,559    158,792     65,627      3,032       --       --       --       --       --
NYWealthmark ML3 No. of Units         --     15,667     16,222      5,014         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year                --  22.289494  22.475335  15.329108  12.500000       --       --       --       --       --
Value at End of Year                  --  20.928806  22.289494  22.475335  15.329108       --       --       --       --       --
Wealthmark ML3 No. of Units           --     45,333     54,582     51,727      6,840       --       --       --       --       --
NYWealthmark ML3 No. of Units         --     29,398     30,747     22,739         --       --       --       --       --       --

Wealthmark ML3

                                 YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                              ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year                -- $22.214944 $22.433891 $15.323762 $12.500000       --       --       --       --       --
Value at End of Year                  --  20.827632  22.214944  22.433891  15.323762       --       --       --       --       --
Wealthmark ML3 No. of Units           --    113,489    111,979     47,151         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year                --  22.190153  22.420093  15.321982  12.500000       --       --       --       --       --
Value at End of Year                  --  20.794019  22.190153  22.420093  15.321982       --       --       --       --       --
Wealthmark ML3 No. of Units           --      6,134      5,448      4,374        234       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year                --  15.530856  15.715414  12.500000         --       --       --       --       --       --
Value at End of Year                  --  14.531941  15.530856  15.715414         --       --       --       --       --       --
Wealthmark ML3 No. of Units           --     48,302     49,426     22,921         --       --       --       --       --       --

DWS RREEF REAL ESTATE SECURITIES VIP (FORMERLY, SCUDDER REAL ESTATE SECURITIES PORTFOLIO) -CLASS B SHARES (units first credited
5-01-2003)

Contracts with no Optional Benefits
Value at Start of Year         19.788364  19.625541  15.262686  12.500000         --       --       --       --       --       --
Value at End of Year           28.987085  19.788364  19.625541  15.262686         --       --       --       --       --       --
Wealthmark ML3 No. of Units      174,333    222,361    238,838     76,829         --       --       --       --       --       --
NYWealthmark ML3 No. of Units     23,724     27,436     27,887     15,637         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         19.762124  19.609278  15.257684  12.500000         --       --       --       --       --       --
Value at End of Year           28.934237  19.762124  19.609278  15.257684         --       --       --       --       --       --
Wealthmark ML3 No. of Units       35,536     35,072     36,798     18,615         --       --       --       --       --       --
NYWealthmark ML3 No. of Units     84,213    105,394    106,198     66,435         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         19.683541  19.560547  15.242659  12.500000         --       --       --       --       --       --
Value at End of Year           28.776177  19.683541  19.560547  15.242659         --       --       --       --       --       --
Wealthmark ML3 No. of Units      121,811    173,275    198,076     85,492         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         19.657426  19.544334  15.237661  12.500000         --       --       --       --       --       --
Value at End of Year           28.723690  19.657426  19.544334  15.237661         --       --       --       --       --       --
Wealthmark ML3 No. of Units        1,059      3,019      5,724      3,435         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         19.579264  19.495770  15.222660  12.500000         --       --       --       --       --       --
Value at End of Year           28.566783  19.579264  19.495770  15.222660         --       --       --       --       --       --
Wealthmark ML3 No. of Units       15,287     23,558     26,259     14,008         --       --       --       --       --       --

DWS SMALL CAP GROWTH VIP (FORMERLY, SCUDDER SMALL CAP GROWTH PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year         21.188993  20.181890  18.562080  14.240551  12.500000       --       --       --       --       --
Value at End of Year           21.844490  21.188993  20.181890  18.562080  14.240551       --       --       --       --       --
Wealthmark ML3 No. of Units      191,008    208,844    181,262    105,727      9,273       --       --       --       --       --
NYWealthmark ML3 No. of Units     24,824     27,804     16,148      6,913         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         21.154815  20.159371  18.550650  14.238890  12.500000       --       --       --       --       --
Value at End of Year           21.798384  21.154815  20.159371  18.550650  14.238890       --       --       --       --       --
Wealthmark ML3 No. of Units       81,110    132,545     98,547     90,719      3,409       --       --       --       --       --
NYWealthmark ML3 No. of Units     71,584     85,447     79,981     52,981         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         21.052554  20.091934  18.516429  14.233923  12.500000       --       --       --       --       --
Value at End of Year           21.660553  21.052554  20.091934  18.516429  14.233923       --       --       --       --       --
Wealthmark ML3 No. of Units      188,165    214,176    171,348     94,423         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         21.018583  20.069514  18.505046  14.232268  12.500000       --       --       --       --       --
Value at End of Year           21.614829  21.018583  20.069514  18.505046  14.232268       --       --       --       --       --
Wealthmark ML3 No. of Units       46,028     58,145     42,029     35,094        324       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         16.936471  16.195923  14.955892  12.500000         --       --       --       --       --       --
Value at End of Year           17.390860  16.936471  16.195923  14.955892         --       --       --       --       --       --
Wealthmark ML3 No. of Units       59,088     63,336     40,185     23,460         --       --       --       --       --       --

Wealthmark ML3

                                 YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                              ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
DWS STRATEGIC INCOME VIP (FORMERLY, SCUDDER STRATEGIC INCOME PORTFOLIO) -CLASS B SHARES (units first credited 5-01-2003)

Contracts with no Optional Benefits
Value at Start of Year        $13.558960 $13.523844 $12.699285 $12.500000         --       --       --       --       --       --
Value at End of Year           14.504739  13.558960  13.523844  12.699285         --       --       --       --       --       --
Wealthmark ML3 No. of Units      187,999    230,886    221,347     84,933         --       --       --       --       --       --
NYWealthmark ML3 No. of Units     14,887     15,293     14,274      8,296         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         13.540955  13.512619  12.695110  12.500000         --       --       --       --       --       --
Value at End of Year           14.478257  13.540955  13.512619  12.695110         --       --       --       --       --       --
Wealthmark ML3 No. of Units        8,807     62,126     50,428     52,122         --       --       --       --       --       --
NYWealthmark ML3 No. of Units    100,278     90,030     68,271     45,712         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         13.487078  13.479007  12.682585  12.500000         --       --       --       --       --       --
Value at End of Year           14.399101  13.487078  13.479007  12.682585         --       --       --       --       --       --
Wealthmark ML3 No. of Units      186,857    203,771    223,348    125,317         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         13.469171  13.467826  12.678425  12.500000         --       --       --       --       --       --
Value at End of Year           14.372821  13.469171  13.467826  12.678425         --       --       --       --       --       --
Wealthmark ML3 No. of Units          325        326        268         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         13.415576  13.434326  12.665919  12.500000         --       --       --       --       --       --
Value at End of Year           14.294226  13.415576  13.434326  12.665919         --       --       --       --       --       --
Wealthmark ML3 No. of Units       40,559     44,932     32,323     18,105         --       --       --       --       --       --

DWS TECHNOLOGY VIP (FORMERLY, SCUDDER TECHNOLOGY GROWTH PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year         22.911873  22.555051  22.597553  15.715344  12.500000       --       --       --       --       --
Value at End of Year           22.635622  22.911873  22.555051  22.597553  15.715344       --       --       --       --       --
Wealthmark ML3 No. of Units       65,311     89,212     91,554     58,970      6,079       --       --       --       --       --
NYWealthmark ML3 No. of Units     12,234     14,838     15,882     11,460         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         22.874894  22.529871  22.583655  15.713519  12.500000       --       --       --       --       --
Value at End of Year           22.587815  22.874894  22.529871  22.583655  15.713519       --       --       --       --       --
Wealthmark ML3 No. of Units       24,212     42,175     48,245     45,733      3,145       --       --       --       --       --
NYWealthmark ML3 No. of Units     39,020     42,274     36,402     20,389         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         22.764327  22.454536  22.542022  15.708046  12.500000       --       --       --       --       --
Value at End of Year           22.445013  22.764327  22.454536  22.542022  15.708046       --       --       --       --       --
Wealthmark ML3 No. of Units       57,241     61,511     69,335     49,389         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         22.727617  22.429494  22.528180  15.370622  12.500000       --       --       --       --       --
Value at End of Year           22.397635  22.727617  22.429494  22.528180  15.370622       --       --       --       --       --
Wealthmark ML3 No. of Units        7,177     19,213     18,732     16,838         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         16.148508  15.960535  16.054894  12.500000         --       --       --       --       --       --
Value at End of Year           15.890251  16.148508  15.960535  16.054894         --       --       --       --       --       --
Wealthmark ML3 No. of Units       22,298     24,594     23,030     21,323         --       --       --       --       --       --

DWS TEMPLETON FOREIGN VALUE VIP (FORMERLY, SCUDDER TEMPLETON FOREIGN VALUE PORTFOLIO) (MERGED INTO DWS INTERNATIONAL VIP EFF
12-08-2006)
CLASS B SHARES (units first credited 11-15-2004)

Contracts with no Optional Benefits
Value at Start of Year                --  13.172646  12.500000         --         --       --       --       --       --       --
Value at End of Year                  --  14.025252  13.172646         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units           --     19,311         76         --         --       --       --       --       --       --
NYWealthmark ML3 No. of Units         --      4,464      4,097         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year                --  13.171817  12.500000         --         --       --       --       --       --       --
Value at End of Year                  --  14.017380  13.171817         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units           --      9,082         --         --         --       --       --       --       --       --
NYWealthmark ML3 No. of Units         --      4,030         --         --         --       --       --       --       --       --

Wealthmark ML3

                                 YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                              ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year                -- $13.169335 $12.500000         --         --       --       --       --       --       --
Value at End of Year                  --  13.993790  13.169335         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units           --     13,033      1,176         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year                --         --  12.500000         --         --       --       --       --       --       --
Value at End of Year                  --         --  13.168504         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year                --  13.166022  12.500000         --         --       --       --       --       --       --
Value at End of Year                  --  13.962393  13.166022         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units           --        183         --         --         --       --       --       --       --       --

DWS TURNER MID CAP GROWTH VIP (FORMERLY, SVS TURNER MID CAP GROWTH PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year         24.237151  22.147940  20.353128  13.973493  12.500000       --       --       --       --       --
Value at End of Year           25.322570  24.237151  22.147940  20.353128  13.973493       --       --       --       --       --
Wealthmark ML3 No. of Units      140,351    151,119    143,500     93,534      5,464       --       --       --       --       --
NYWealthmark ML3 No. of Units     24,146     36,903      8,608      2,379         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         24.198045  22.123241  20.340617  13.971871  12.500000       --       --       --       --       --
Value at End of Year           25.269100  24.198045  22.123241  20.340617  13.971871       --       --       --       --       --
Wealthmark ML3 No. of Units       51,359     97,575    102,242     94,514      4,426       --       --       --       --       --
NYWealthmark ML3 No. of Units     51,741     53,787     55,856     30,330         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         24.081066  22.049229  20.303084  13.966986  12.500000       --       --       --       --       --
Value at End of Year           25.109331  24.081066  22.049229  20.303084  13.966986       --       --       --       --       --
Wealthmark ML3 No. of Units       83,014    103,695    103,741     52,488         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         24.042209  22.024621  20.290595  13.965366  12.500000       --       --       --       --       --
Value at End of Year           25.056313  24.042209  22.024621  20.290595  13.965366       --       --       --       --       --
Wealthmark ML3 No. of Units        9,274     11,734     11,657     11,154        471       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         19.367702  17.768938  16.394608  12.500000         --       --       --       --       --       --
Value at End of Year           20.154447  19.367702  17.768938  16.394608         --       --       --       --       --       --
Wealthmark ML3 No. of Units       36,069     39,126     18,521     17,516         --       --       --       --       --       --

LIFESTYLE AGGRESSIVE TRUST -CLASS B SHARES (units first credited 5-01-2006)

Contracts with no Optional Benefits
Value at Start of Year         12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year           13.025682         --         --         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units       37,203         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year           13.021361         --         --         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units       57,120         --         --         --         --       --       --       --       --       --
NYWealthmark ML3 No. of Units        353         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year           13.008413         --         --         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units       24,207         --         --         --         --       --       --       --       --       --

LIFESTYLE BALANCED TRUST -CLASS B SHARES (units first credited 5-01-2006)

Contracts with no Optional Benefits
Value at Start of Year         12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year           13.234996         --         --         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units      330,073         --         --         --         --       --       --       --       --       --
NYWealthmark ML3 No. of Units        617         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year           13.230620         --         --         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units       43,158         --         --         --         --       --       --       --       --       --
NYWealthmark ML3 No. of Units      5,984         --         --         --         --       --       --       --       --       --

Wealthmark ML3

                                 YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                              ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year        $12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year           13.217464         --         --         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units       53,484         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year           13.199941         --         --         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units        1,626         --         --         --         --       --       --       --       --       --

LIFESTYLE CONSERVATIVE TRUST -CLASS B SHARES (units first credited 5-01-2006)

Contracts with no Optional Benefits
Value at Start of Year         12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year           13.141608         --         --         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units          717         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year           13.137256         --         --         --         --       --       --       --       --       --
NYWealthmark ML3 No. of Units     16,590         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year           13.124196         --         --         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units          787         --         --         --         --       --       --       --       --       --

LIFESTYLE GROWTH TRUST -CLASS B SHARES (units first credited 5-01-2006)

Contracts with no Optional Benefits
Value at Start of Year         12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year           13.103990         --         --         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units      635,590         --         --         --         --       --       --       --       --       --
NYWealthmark ML3 No. of Units     44,649         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year           13.099636         --         --         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units       68,295         --         --         --         --       --       --       --       --       --
NYWealthmark ML3 No. of Units     21,847         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year           13.086616         --         --         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units      873,420         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year         12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year           13.082284         --         --         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units        6,039         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year         12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year           13.069270         --         --         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units       21,982         --         --         --         --       --       --       --       --       --

LIFESTYLE MODERATE TRUST -CLASS B SHARES (units first credited 5-01-2006)

Contracts with no Optional Benefits
Value at Start of Year         12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year           13.172274         --         --         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units      109,691         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year         12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year           13.167905         --         --         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units      261,910         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year         12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year           13.154815         --         --         --         --       --       --       --       --       --
Wealthmark ML3 No. of Units       28,255         --         --         --         --       --       --       --       --       --

Wealthmark ML3

                                 YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                              ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
SCUDDER 21ST CENTURY GROWTH PORTFOLIO (MERGED INTO THE SCUDDER SMALL CAP GROWTH PORTFOLIO EFF. 5-1-2005) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year                --         -- $17.519286 $13.659596 $12.500000       --       --       --       --       --
Value at End of Year                  --         --  19.057226  17.519286  13.659596       --       --       --       --       --
Wealthmark ML3 No. of Units           --         --     52,390     44,591      1,978       --       --       --       --       --
NYWealthmark ML3 No. of Units         --         --     13,878      7,709         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year                --         --  17.508503  13.658008  12.500000       --       --       --       --       --
Value at End of Year                  --         --  19.035961  17.508503  13.658008       --       --       --       --       --
Wealthmark ML3 No. of Units           --         --     35,126     39,875        989       --       --       --       --       --
NYWealthmark ML3 No. of Units         --         --     16,075     12,038         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year                --         --  17.476198  13.653242  12.500000       --       --       --       --       --
Value at End of Year                  --         --  18.972264  17.476198  13.653242       --       --       --       --       --
Wealthmark ML3 No. of Units           --         --     43,020     16,675         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year                --         --  17.465435  13.651655  12.500000       --       --       --       --       --
Value at End of Year                  --         --  18.951082  17.465435  13.651655       --       --       --       --       --
Wealthmark ML3 No. of Units           --         --     18,292     18,151         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year                --         --  14.926068  12.500000         --       --       --       --       --       --
Value at End of Year                  --         --  16.171374  14.926068         --       --       --       --       --       --
Wealthmark ML3 No. of Units           --         --     16,891      6,360         --       --       --       --       --       --

SCUDDER GROWTH PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year                --         --  16.696827  13.667835  12.500000       --       --       --       --       --
Value at End of Year                  --         --  17.207057  16.696827  13.667835       --       --       --       --       --
Wealthmark ML3 No. of Units           --         --    156,378     65,710        929       --       --       --       --       --
NYWealthmark ML3 No. of Units         --         --     17,388      6,778         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year                --         --  16.686543  13.666240  12.500000       --       --       --       --       --
Value at End of Year                  --         --  17.187835  16.686543  13.666240       --       --       --       --       --
Wealthmark ML3 No. of Units           --         --     51,876     48,141      5,290       --       --       --       --       --
NYWealthmark ML3 No. of Units         --         --     28,823     10,729         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year                --         --  16.655741  13.661467  12.500000       --       --       --       --       --
Value at End of Year                  --         --  17.130329  16.655741  13.661467       --       --       --       --       --
Wealthmark ML3 No. of Units           --         --    127,798     37,314        103       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year                --         --  16.645508  13.659883  12.500000       --       --       --       --       --
Value at End of Year                  --         --  17.111223  16.645508  13.659883       --       --       --       --       --
Wealthmark ML3 No. of Units           --         --      9,105      8,947      2,626       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year                --         --  14.286326  12.500000         --       --       --       --       --       --
Value at End of Year                  --         --  14.663956  14.286326         --       --       --       --       --       --
Wealthmark ML3 No. of Units           --         --     23,265     13,377         --       --       --       --       --       --

SVS EAGLE FOCUSED LARGE CAP GROWTH PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year                --         --  16.970171  13.677212  12.500000       --       --       --       --       --
Value at End of Year                  --         --  16.944308  16.970171  13.677212       --       --       --       --       --
Wealthmark ML3 No. of Units           --         --    383,345    135,219      5,712       --       --       --       --       --
NYWealthmark ML3 No. of Units         --         --     31,359     17,251         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year                --  16.925376  16.959722  13.675618  12.500000       --       --       --       --       --
Value at End of Year                  --  17.041464  16.925376  16.959722  13.675618       --       --       --       --       --
Wealthmark ML3 No. of Units           --        132    106,477    132,995      4,673       --       --       --       --       --
NYWealthmark ML3 No. of Units         --         --     85,466     42,354         --       --       --       --       --       --

Wealthmark ML3

                                 YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                              ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year                --         -- $16.928419 $13.670845 $12.500000       --       --       --       --       --
Value at End of Year                  --         --  16.868748  16.928419  13.670845       --       --       --       --       --
Wealthmark ML3 No. of Units           --         --    196,009     54,565        103       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year                --         --  16.918013  13.669256  12.500000       --       --       --       --       --
Value at End of Year                  --         --  16.849925  16.918013  13.669256       --       --       --       --       --
Wealthmark ML3 No. of Units           --         --     24,943     23,403        647       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year                --         --  14.472620  12.500000         --       --       --       --       --       --
Value at End of Year                  --         --  14.392702  14.472620         --       --       --       --       --       --
Wealthmark ML3 No. of Units           --         --     20,111      3,483         --       --       --       --       --       --

SVS FOCUS VALUE + GROWTH PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year                --         --  18.400040  14.140801  12.500000       --       --       --       --       --
Value at End of Year                  --         --  20.073120  18.400040  14.140801       --       --       --       --       --
Wealthmark ML3 No. of Units           --         --     75,044     51,572        428       --       --       --       --       --
NYWealthmark ML3 No. of Units         --         --      3,208      1,006         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year                --         --  18.388717  14.139159  12.500000       --       --       --       --       --
Value at End of Year                  --         --  20.050716  18.388717  14.139159       --       --       --       --       --
Wealthmark ML3 No. of Units           --         --     77,906     63,920     16,571       --       --       --       --       --
NYWealthmark ML3 No. of Units         --         --     16,858      9,475         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year                --         --  18.354798  14.134232  12.500000       --       --       --       --       --
Value at End of Year                  --         --  19.983649  18.354798  14.134232       --       --       --       --       --
Wealthmark ML3 No. of Units           --         --     37,292     24,018         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year                --         --  18.343488  14.132584  12.500000       --       --       --       --       --
Value at End of Year                  --         --  19.961327  18.343488  14.132584       --       --       --       --       --
Wealthmark ML3 No. of Units           --         --     45,933     49,080         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year                --         --  15.191043  12.500000         --       --       --       --       --       --
Value at End of Year                  --         --  16.506008  15.191043         --       --       --       --       --       --
Wealthmark ML3 No. of Units           --         --      6,680      3,121         --       --       --       --       --       --

SVS INDEX 500 PORTFOLIO (MERGED INTO SCUDDER VIT EQUITY 500 INDEX FUND EFF 9-16-05) -CLASS B SHARES (units first credited
9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year                --         --  17.572400  14.003321  12.500000       --       --       --       --       --
Value at End of Year                  --         --  19.009524  17.572400  14.003321       --       --       --       --       --
Wealthmark ML3 No. of Units           --         --    546,690    301,217     10,847       --       --       --       --       --
NYWealthmark ML3 No. of Units         --         --     59,762     13,146         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year                --         --  17.561577  14.001691  12.500000       --       --       --       --       --
Value at End of Year                  --         --  18.988299  17.561577  14.001691       --       --       --       --       --
Wealthmark ML3 No. of Units           --         --    394,375    357,393     19,678       --       --       --       --       --
NYWealthmark ML3 No. of Units         --         --    232,529     84,961         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year                --         --  17.529169  13.996807  12.500000       --       --       --       --       --
Value at End of Year                  --         --  18.924780  17.529169  13.996807       --       --       --       --       --
Wealthmark ML3 No. of Units           --         --    490,425    223,188         --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year                --         --  17.518377  13.995178  12.500000       --       --       --       --       --
Value at End of Year                  --         --  18.903653  17.518377  13.995178       --       --       --       --       --
Wealthmark ML3 No. of Units           --         --    103,968     76,886     18,383       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year                --         --  14.892595  12.500000         --       --       --       --       --       --
Value at End of Year                  --         --  16.046093  14.892595         --       --       --       --       --       --
Wealthmark ML3 No. of Units           --         --     72,308     55,554         --       --       --       --       --       --

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

                                             Statement of Additional Information
                                                               dated May 1, 2007

                         [JOHN HANCOCK ANNUITIES LOGO]

                       Statement of Additional Information
       John Hancock Life Insurance Company of New York Separate Account A

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. This Statement of Additional Information should be read in conjunction with the Prospectuses dated the same date as this Statement of Additional Information. This Statement of Additional Information describes additional information regarding the variable portion of the flexible purchase payment individual deferred combination fixed and variable annuity contracts (singly, a "Contract and collectively, the "Contracts" issued by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York as follows:

                  PROSPECTUSES ISSUED BY JOHN HANCOCK NEW YORK
           ( to be read with this Statement of Additional Information)
                        Venture Vantage Variable Annuity
                            Venture Variable Annuity
                           Wealthmark Variable Annuity
                          Venture III Variable Annuity
                         Wealthmark ML3 Variable Annuity
                         Venture Vision Variable Annuity

You may obtain a copy of the Prospectuses listed above by contacting us at the following addresses:

          JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
       Annuity Service Center                  Mailing Address
       601 Congress Street                     Post Office Box 55013
       Boston, Massachusetts 02210-2805        Boston, Massachusetts 02205-5013
       (877) 391-3748 or (800) 551-2078        www.jhannuitiesnewyork.com

JHNY SEP ACCT A SAI 5/07

                                Table of Contents

GENERAL INFORMATION AND HISTORY...........................       3
ACCUMULATION UNIT VALUE TABLES............................       3
SERVICES..................................................       3
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........       3
  SERVICING AGENT.........................................       3
  PRINCIPAL UNDERWRITER...................................       3
    Special Compensation and Reimbursement
    Arrangements..........................................       4
LEGAL AND REGULATORY MATTERS..............................       7
APPENDIX A:  AUDITED FINANCIAL STATEMENTS                        1

                         General Information and History

John Hancock Life Insurance Company of New York Separate Account A (the "Separate Account") (formerly, The Manufacturers Life Insurance Company of New York Separate Account A) is a separate investment account of John Hancock Life Insurance Company of New York ("we" or "us"), a stock life insurance company organized under the laws of New York in 1992. John Hancock New York's principal office is located at 100 Summit Lake Drive, Valhalla, New York 10595. It also has an Annuity Service Center located at 601 Congress Street, Boston, Massachusetts 02210. John Hancock New York is a wholly-owned subsidiary of John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA") (formerly, The Manufacturers Life Insurance Company of New York), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. The ultimate parent of John Hancock USA is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

John Hancock New York established the Separate Account on March 4, 1992 as a separate account under the laws of New York.

Our financial statements which are included in the Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                         Accumulation Unit Value Tables

The Accumulation Unit Value Tables are located in Appendix U of the product prospectus.

                                    Services

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of John Hancock Life Insurance Company of New York at December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, and the financial statements of John Hancock Life Insurance Company of New York Separate Account A at December 31, 2006, and for each of the two years in the period ended December 31, 2006, appearing in this Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

SERVICING AGENT

Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

- daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions;
-     semimonthly commission statements;
-     monthly summaries of agent production and daily transaction reports;
-     semiannual statements for contract owners; and
-     annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER

John Hancock Distributors, LLC, ("JH Distributors"), an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amounts of underwriting commissions paid to JH Distributors in 2006, 2005, and 2004 were $516,555,523, $510,874,858 and $403,619,081, respectively.

Special Compensation and Reimbursement Arrangements

The Contracts are primarily sold through selected firms. The Contracts' principal distributor, JH Distributors, and its affiliates (collectively, "JHD") pay compensation to broker-dealers (firms) for the promotion and sale of the Contracts. The compensation JHD pays may vary depending on each firm's selling agreement, but compensation (inclusive of wholesaler overrides and expense allowances) paid to the firms for sale of the Contracts (not including riders) is not expected to exceed the standard compensation amounts referenced in the product prospectuses. The amount and timing of this compensation may differ among firms.

The registered representative through whom your Contract is sold will be compensated pursuant to that registered representative's own arrangement with his or her broker-dealer. The registered representative and the firm may have multiple options on how they wish to allocate their commissions and/or compensation. We are not involved in determining your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with the sale of your Contract.

Compensation to firms for the promotion and sale of the Contracts is not paid directly by Contract owners, but we expect to recoup it through the fees and charges imposed under the Contract.

We may, directly or through JHD, make, either from 12b-1 distribution fees received from the Contracts' underlying investment funds or out of our own resources, additional payments to firms. These payments are sometimes referred to as "revenue sharing." Revenue sharing expenses are any payments made to broker-dealers or other intermediaries to either (i) compensate the intermediary for expenses incurred in connection with the promotion and/or sale of John Hancock investment products or (ii) obtain promotional and/or distribution services for John Hancock investment products. Many firms that sell the Contracts receive one or more types of these cash payments.

We are among several insurance companies that pay additional payments to certain firms to receive "preferred" or recommended status. These privileges include: additional or special access to sales staff; opportunities to provide and/or attend training and other conferences; advantageous placement of our products on customer lists ("shelf-space arrangements"); and other improvements in sales by featuring our products over others.

The categories of payments that we provide, directly or through JHD, to firms are described below. These categories are not mutually exclusive and we may make additional types of revenue sharing payments in the future. The same firms may receive payments under more than one or all categories. These payments assist in our efforts to promote the sale of the Contracts. We agree with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. We determine which firms to support and the extent of the payments it is willing to make. We generally choose to compensate firms that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts. We do not make an independent assessment of the cost of providing such services.

The following list includes the names of member firms of the NASD (or their affiliated broker-dealers) that we are aware (as of December 1, 2007) received a revenue sharing payment of more than $5,000 with respect to annuity business during the last calendar year. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract:

NAME OF FIRM

                                   DISTRIBUTOR

                            1st Global Capital Corp.
                           A. G. Edwards & Sons, Inc.
                       AIG - Advantage Capital Corporation
                        AIG - FSC Securities Corporation
                      AIG - Royal Alliance Associates, Inc.
                    American General Securities Incorporated
                  American Portfolios Financial Services, Inc.
               Berthal, Fisher & Company Financial Services, Inc.
                            Centaurus Financial, Inc.
                          Citicorp Investment Services
                         Citigroup Global Markets, Inc.
                               Comerica Securities
                         Commonwealth Financial Network

                                   DISTRIBUTOR

                             Compass Brokerage, Inc.
                         Crown Capital Securities, L.P.
                          CUSO Financial Services, L.P.
                       Founders Financial Securities, LLC
                         Geneos Wealth Management, Inc.
                          H.D. Vest Investment Services
                            Harbour Investments, Inc.
                           HSBC Securities (USA) Inc.
                 ING - Financial Network Investment Corporation
                  ING - Multi-Financial Securities Corporation
                    ING - Primevest Financial Services, Inc.
                          ING Financial Partners, Inc.
                              InterSecurities, Inc.
                                Investacorp, Inc.
                         Investment Professionals, Inc.
                        J.J.B. Hilliard, W.L. Lyons, Inc.
                     Jefferson Pilot Securities Corporation
                          LaSalle St Securities, L.L.C.
                     Lincoln Financial Advisors Corporation
                           Linsco/Private Ledger Corp.
                           M Holdings Securities, Inc.
                           Main Street Securities, LLC
                            McDonald Investments Inc.
                   Merrill Lynch, Pierce, Fenner & Smith Inc.
                           Money Concepts Capital Corp
                          Morgan Keegan & Company, Inc.
                           Next Financial Group, Inc.
                              NFP Securities, Inc.
                           NPH - SII Investments, Inc.
                       NPH - Invest Financial Corporation
                    NPH - Investment Centers of America, Inc.
                       NPH - National Planning Corporation
                          Ohio Savings Securities, Inc.
                  PAC of America - Associated Securities Corp.
                   PAC of America - Mutual Service Corporation
              PAC of America - United Planners' Financial Services
                PAC of America - Waterstone Financial Group, Inc.
                       Packerland Brokerage Services, Inc.
                        Pension Planners Securities, Inc.
                          Prime Capital Services, Inc.
                                ProEquities, Inc.
                        Prospera Financial Services, Inc.
                           Questar Capital Corporation
                        Raymond James & Associates, Inc.
                     Raymond James Financial Services, Inc.
                             RBC Dain Rauscher, Inc.
                         Sammons Securities Company, LLC
                           Scott & Stringfellow, Inc.
                            Securities America, Inc.
                           Sigma Financial Corporation
                            Signator Investors, Inc.
                          (subsidiary of John Hancock)
                             SWS Financial Services
                        The Huntington Investment Company
                          Tower Square Securities, Inc.
                      Transamerica Financial Advisors, Inc.
                          UBS Financial Services, Inc.
                               US Advisors Network

                                   DISTRIBUTOR

                         US Bancorp Piper Jaffray & Co.
                            USAllianz Securites, Inc.
                      Uvest Financial Services Group, Inc.
                            Wachovia Securities, LLC
                         Walnut Street Securities, Inc.
                        Webster Investment Services, Inc.
                        Woodbury Financial Services, Inc.

Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually; interim arrangements may not be reflected. We assume no duty to notify any investor whether his or her registered representative is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

We may, directly or through JHD, also have arrangements with intermediaries that are not members of the NASD.

Sales and Asset Based Payments. We may, directly or through JHD, make revenue sharing payments as incentives to certain firms to promote and sell the Contracts. We hope to benefit from revenue sharing by increasing Contract sales. In consideration for revenue sharing, a firm may feature the Contracts in its sales system or give us additional access to members of its sales force or management. In addition, a firm may agree to participate in our marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the firm's sales force. Although a firm may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have purchased the Contracts, the firm may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Contracts in its sales efforts.

The revenue sharing payments we make may be calculated on sales of our products by the firm ("Sales-Based Payments"). These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. We make these payments on a periodic basis.

Such payments also may be calculated based upon the "assets under management" attributable to a particular firm ("Asset-Based Payments"). These payments are based upon a percentage of the contract value of some or all of our (and/or our affiliates') insurance products that were sold through the firm. We make these payments on a periodic basis.

Sales-Based Payments primarily create incentives to make new sales of our insurance products and Asset-Based Payments primarily create incentives to service and maintain previously sold Contracts. We may pay a firm either or both Sales-Based Payments and Asset-Based Payments.

Administrative and Processing Support Payments. We may, directly or through JHD, also make payments to certain firms that sell our products for certain administrative services, including record keeping and sub-accounting Contract owner accounts, and in connection with account maintenance support, statement preparation and transaction processing. The types of payments that we may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a firm, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a firm's mutual fund trading system.

Other Payments. We may, directly or through JHD, also provide, either from the12b-1 distribution fees received from the funds underlying the Contracts or out of our own resources, additional compensation to firms that sell or arrange for the sale of Contracts. Such compensation may include seminars for the public, advertising and sales campaigns regarding the Contracts to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. We may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.

Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as the NASD. We make payments for entertainment events we deem appropriate, subject to our guidelines and applicable law. These payments may vary widely, depending upon the nature of the event or the relationship. We may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.

We may have other relationships with firms relating to the provisions of services to the Contacts, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for funds. If a firm provides these services, we may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with us that are not related to the Contracts.

Signator Investors, Inc. may pay their respective registered representatives additional cash incentives in the form of bonus payments, expense payments, employment benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                          Legal and Regulatory Matters

There are no legal proceedings to which we, the Separate Account or the principal underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

      -     the Separate Account; or
      - the ability of the principal underwriter to perform its contract with the Separate Account; or
      - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

                    APPENDIX A: Audited Financial Statements

AUDITED FINANCIAL STATEMENTS

John Hancock Life Insurance Company of New York
Years Ended December 31, 2006, 2005 and 2004

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                     INDEX TO AUDITED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................. F-2

Audited Financial Statements:

Balance Sheets as of December 31, 2006 and 2005.......................... F-3

Statements of Income for the years ended December 31, 2006, 2005, and
  2004................................................................... F-4

Statements of Changes in Shareholder's Equity and Comprehensive Income
  for the years ended December 31, 2006, 2005, and 2004.................. F-5

Statements of Cash Flows for the years ended December 31, 2006, 2005, and 2004............................................................... F-6

Notes to Financial Statements............................................ F-7

            Report of Independent Registered Public Accounting Firm

The Board of Directors
John Hancock Life Insurance Company of New York

We have audited the accompanying balance sheets of John Hancock Life Insurance Company of New York ("The Company") as of December 31, 2006 and 2005, and the related statements of income, changes in shareholder's equity and other comprehensive income, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of John Hancock Life Insurance Company of New York at December 31, 2006 and 2005 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in 2004 the Company changed its method of accounting for certain nontraditional long duration contracts and for separate accounts.

                                                   /s/ ERNST & YOUNG LLP

Boston, Massachusetts
April 20, 2007

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                                BALANCE SHEETS

                                                              December 31,
                                                          ---------------------
                                                             2006       2005
                                                          ---------- ----------
                                                             (in thousands)
Assets

Investments
Fixed maturities:
   Available-for-sale - at fair value
     (cost: 2006 - $357,078, 2005 - $256,611)............ $  357,642 $  256,315
Investment in unconsolidated affiliate...................        800        800
Policy loans.............................................     28,345     21,564
Short-term investments...................................    153,598    169,414
                                                          ---------- ----------
   Total Investments.....................................    540,385    448,093

Cash and cash equivalents................................     25,448     24,144
Accrued investment income................................     16,610     12,549
Deferred acquisition costs...............................    299,620    248,817
Deferred sales inducements...............................     31,645     30,065
Federal income tax recoverable...........................         --        624
Reinsurance recoverable..................................     31,404     17,176
Other assets.............................................     12,141     13,363
Separate account assets..................................  5,451,543  4,103,680
                                                          ---------- ----------
   Total Assets.......................................... $6,408,796 $4,898,511
                                                          ========== ==========
Liabilities and Shareholder's Equity

Liabilities:

Future policy benefits................................... $  519,898 $  472,158
Unearned revenue.........................................     14,690     10,674
Unpaid claims and claim expense reserves.................      3,246      2,173
Amounts due to affiliates................................      6,341     10,060
Amounts payable for securities...........................         --      7,238
Deferred income tax liability............................     47,753     49,831
Federal income tax payable to affiliates.................     43,435         --
Other liabilities........................................     11,808      6,046
Separate account liabilities.............................  5,451,543  4,103,680
                                                          ---------- ----------
   Total Liabilities.....................................  6,098,714  4,661,860

Shareholder's Equity:

Common stock.............................................      2,000      2,000
Additional paid in capital...............................    113,306    113,306
Retained earnings........................................    193,749    121,276
Accumulated other comprehensive income...................      1,027         69
                                                          ---------- ----------
   Total Shareholder's Equity............................    310,082    236,651
                                                          ---------- ----------
   Total Liabilities and Shareholder's Equity............ $6,408,796 $4,898,511
                                                          ========== ==========

The accompanying notes are an integral part of these financial statements.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                             STATEMENTS OF INCOME

                                                    For the years ended
                                                       December 31,
                                                ---------------------------
                                                  2006      2005     2004
                                                --------  --------  -------
                                                      (in thousands)
Revenues
   Premiums.................................... $    164  $    302  $   348
   Fee income..................................  110,718    73,647   46,988
   Net investment income.......................  136,194    80,856   48,965
   Net realized investment (losses) gains......   (2,657)     (263)   3,015
                                                --------  --------  -------
       Total revenues..........................  244,419   154,542   99,316

Benefits and expenses

   Benefits to policyholders...................   30,548    14,067   26,299
   Other operating costs and expenses..........   39,655    34,066   25,030
   Amortization of deferred acquisition costs
     and deferred sales inducements............   61,840    29,339    1,062
                                                --------  --------  -------
       Total benefits and expenses.............  132,043    77,472   52,391
                                                --------  --------  -------
Income before income taxes and cumulative
  effect of accounting changes.................  112,376    77,070   46,925
Income taxes...................................   39,903    24,515   15,422
                                                --------  --------  -------
Income before cumulative effect of accounting
  changes......................................   72,473    52,555   31,503

Cumulative effect of accounting changes, net
  of tax.......................................       --        --      287
                                                --------  --------  -------
Net income .................................... $ 72,473  $ 52,555  $31,790
                                                ========  ========  =======

The accompanying notes are an integral part of these financial statements.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                 STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                           AND COMPREHENSIVE INCOME

                                                                               Accumulated
                                                          Additional              Other         Total
                                                   Common  Paid In   Retained Comprehensive Shareholder's Outstanding
                                                   Stock   Capital   Earnings    Income        Equity       Shares
                                                   ------ ---------- -------- ------------- ------------- -----------
                                                                             (in thousands)
Balance at January 1, 2004........................ $2,000  $113,306  $ 36,931    $ 2,550      $154,787       2,000

Comprehensive income:
   Net income.....................................                     31,790                   31,790
   Other comprehensive income, net of tax:........
       Net unrealized losses......................                                (2,116)       (2,116)
                                                                                              --------
   Comprehensive income...........................                                              29,674
                                                   ------  --------  --------    -------      --------       -----
Balance at December 31, 2004...................... $2,000  $113,306  $ 68,721    $   434      $184,461       2,000
                                                   ======  ========  ========    =======      ========       =====
Comprehensive income:
   Net income.....................................                     52,555                   52,555
   Other comprehensive income, net of tax:........
       Net unrealized losses......................                                  (365)         (365)
                                                                                              --------
   Comprehensive income...........................                                              52,190
                                                   ------  --------  --------    -------      --------       -----
Balance at December 31, 2005...................... $2,000  $113,306  $121,276    $    69      $236,651       2,000
                                                   ======  ========  ========    =======      ========       =====
Comprehensive income:
   Net income.....................................                     72,473                   72,473
   Other comprehensive income, net of tax:........
       Net unrealized gains.......................                                   958           958
                                                                                              --------
   Comprehensive income...........................                                              73,431
                                                   ------  --------  --------    -------      --------       -----
Balance at December 31, 2006...................... $2,000  $113,306  $193,749    $ 1,027      $310,082       2,000
                                                   ======  ========  ========    =======      ========       =====

The accompanying notes are an integral part of these financial statements.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                           STATEMENTS OF CASH FLOWS

                                                                                              For the years ended December 31,
                                                                                              -------------------------------
                                                                                                 2006       2005       2004
                                                                                              ---------  ---------  ---------
                                                                                                       (in thousands)
Cash flows provided by operating activities:
   Net income................................................................................ $  72,473  $  52,555  $  31,790
       Adjustments to reconcile net income to net cash provided by operating activities:
       Change in accounting principle........................................................        --         --       (287)
       Net realized investment losses/(gains)................................................     2,657        263     (3,015)
       Increase in reinsurance recoverable...................................................   (14,228)    (7,054)    (3,124)
       Deferral of acquisition costs and sales inducements...................................  (114,573)   (88,651)   (61,852)
       Amortization of deferred acquisition costs and deferred sales inducements.............    61,840     29,339      1,062
       Increase in accrued investment income.................................................    (4,061)    (3,654)      (283)
       Increase (decrease) in other assets and other liabilities, net........................    45,430     (4,444)    12,352
       Increase in policyholder liabilities and accruals, net................................    13,641     10,351     12,227
       (Decrease) increase in deferred income tax liability..................................    (2,594)    19,564     15,560
                                                                                              ---------  ---------  ---------
       Net cash provided by operating activities.............................................    60,585      8,269      4,430

Cash flows used in investing activities:
   Sales and maturities of fixed maturities available-for-sale...............................   139,818    132,430    111,928
   Purchases of fixed maturities available-for-sale..........................................  (243,091)  (181,590)  (175,841)
   Net purchases of short-term investments...................................................    16,675     (2,834)    39,437
   Policy loans advanced, net................................................................    (6,781)    (3,604)    (6,851)
   Net change in payable for undeliverable securities........................................        --      7,238         --
                                                                                              ---------  ---------  ---------
       Net cash used in investing activities.................................................   (93,379)   (48,360)   (31,327)

Cash flows provided by financing activities:
   Deposits and interest credited to policyholder account balances...........................   224,127    174,846    112,541
   Net transfers to separate accounts from policyholders.....................................   (98,483)   (73,030)   (24,456)
   Return of policyholder funds..............................................................   (91,546)   (73,528)   (44,235)
                                                                                              ---------  ---------  ---------
   Net cash provided by financing activities.................................................    34,098     28,288     43,850
                                                                                              ---------  ---------  ---------
   Net increase (decrease) in cash and cash equivalents......................................     1,304    (11,803)    16,953

Cash and cash equivalents at beginning of year...............................................    24,144     35,947     18,994
                                                                                              ---------  ---------  ---------
Cash and cash equivalents at end of year..................................................... $  25,448  $  24,144  $  35,947
                                                                                              =========  =========  =========

The accompanying notes are an integral part of these financial statements.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

                    (IN THOUSANDS UNLESS OTHERWISE STATED)

Note 1 - Summary of Significant Accounting Policies

Business

John Hancock Life Insurance Company of New York (the "Company") is a stock life insurance company, which was organized on February 10, 1992 under the laws of the State of New York. The New York Insurance Department (the "Department") granted the Company a license to operate on July 22, 1992. Effective January 1, 2002, the Company became a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A) ("JHUSA"). JHUSA is a wholly-owned subsidiary of The Manufacturers Investment Corporation ("MIC"). MIC is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company ("MLI"). MLI, in turn, is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded company. MFC and its subsidiaries are collectively known as "Manulife Financial".

The Company was formerly known as The Manufacturers Life Insurance Company of New York. As a result of the 2004 merger between MFC and John Hancock Financial Services, Inc. ("JHFS"), the Company changed its name to John Hancock Life Insurance Company of New York effective January 1, 2005.

The Company offers and issues individual and group annuity contracts and individual life insurance and group pension contracts. All of these contracts (collectively, the "contracts") are sold exclusively in the State of New York. Amounts invested in the fixed portion of the contracts are allocated to the general account of the Company. Amounts invested in the variable portion of the contracts are allocated to the separate accounts of the Company. Each of these separate accounts invest in either the shares of various portfolios of the John Hancock Trust ("JHT"), a no-load, open-end investment management company organized as a Massachusetts business trust, or in various portfolios of open-end investment management companies offered and managed by unaffiliated third parties.

John Hancock Investment Management Services, LLC ("JHIMS"), an affiliate of the Company, is the investment advisor to JHT. On October 1, 2002, JHUSA exchanged a 30% ownership interest in JHIMS for one common share of the Company. This transaction increased the Company's ownership of JHIMS from 10% to 40%. On November 1, 2005, JHIMS amended its Limited Liability Company Agreement to admit a new member. This amendment decreased the company's ownership in JHIMS to 38%. The Company's investment in JHIMS amounts to $800 and is accounted for using the equity method.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with U.S. generally accepted accounting principles, which requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Reclassifications

Certain prior year amounts have been reclassified to conform to the current year presentation.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Investments

The Company classifies all of its fixed-maturity securities as available-for-sale and records these securities at fair value. Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using a specific identification method. A decline in the value of a specific security that is considered other-than-temporary results in a write-down of the cost basis of the security and a charge to income in the period of recognition. Unrealized gains and losses, other than unrealized losses that are considered to be other-than-temporary, are reflected in accumulated other comprehensive income after adjustments for deferred income taxes, deferred acquisition costs and deferred sales inducements. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method.

Policy loans are reported at aggregate unpaid balances, which approximate fair value.

Short-term investments, which include investments with maturities greater than 90 days and less than one year, are reported at fair value.

Cash and Cash Equivalents

Cash and cash equivalents include cash and all highly liquid debt investments with a remaining maturity of three months or less. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

Deferred Policy Acquisition Costs ("DAC") and Deferred Sales Inducements ("DSI")

Commissions and other expenses that vary with, and are primarily related to, the production of new business are deferred to the extent recoverable and included as an asset. Acquisition costs associated with annuity contracts and group pension contracts are being amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on estimated future gross profits for such unrealized gains (losses). The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC associated with traditional non-participating individual insurance contracts is amortized over the premium-paying period of the related policies. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, is immediately expensed. As of December 31, 2006, the Company's DAC was deemed recoverable.

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual annuity products (Deferred Sales Inducements). Those inducements that are incremental to amounts the Company credits on similar contracts without sales inducements and are higher than the contracts' expected ongoing crediting rates for periods after the inducement are capitalized at inception. The capitalized amounts are then amortized over the life of the underlying contracts consistent with the methodology used to amortize DAC. DSI is reviewed annually to determine recoverability from future income, and if not recoverable, is immediately expensed. As of December 31, 2006, the Company's DSI was deemed recoverable.

Reinsurance

The Company utilizes reinsurance agreements to provide for greater diversification of business, allowing management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying statements of income reflect premiums, benefits and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to its policyholders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations. Refer to Note 5 -- Reinsurance for additional disclosures regarding this topic.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Separate Accounts

Separate account assets and liabilities reported in the Company's balance sheets represent funds that are administered for investment contracts related to group pension business, as well as for variable annuity and variable life contracts, and invested by the Company to meet specific investment objectives of the contractholders. Net investment income and net realized investment and other gains (losses) generally accrue directly to such contractholders who bear the investment risk, subject, in some cases to principal guarantees and minimum guaranteed rates of income. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, net investment income and net realized investment and other gains (losses) of separate accounts are not included in the revenues of the Company. Fees charged to contractholders, principally mortality, policy administration and surrender charges, are included in the revenue of the Company.

Future Policy Benefits

For fixed and variable annuities, group pension contracts, variable life contracts and universal life contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders. For traditional non-participating life insurance policies, policyholder liabilities are computed using the net level premium method and are based upon estimates as to future mortality, persistency, maintenance expenses, and interest rate yields that are applicable in the year of issue. The assumptions include a provision for adverse deviation. Benefits for fixed and variable annuity, variable life contracts and for universal life contracts include interest credited to policyholder account balances and benefit claims incurred during the period in excess of policyholder account balances.

Revenue Recognition

Fee income from separate accounts, annuity contracts and group pension contracts consists of charges for mortality, expenses, surrender and administration charges that have been assessed against the policyholder account balances. Premiums on traditional non-participating life insurance policies are recognized as revenue when due. Investment income is recorded on the accrual basis of accounting and is adjusted for any amortization of premiums or discounts, where applicable.

Federal Income Taxes

Income taxes have been provided for in accordance with SFAS No. 109, "Accounting for Income Taxes". Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

Recent Accounting Pronouncements

   Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159")

In February 2007, the Financial Accounting Standards Board (the "FASB") issued SFAS 159. SFAS 159's objective is to enable companies to mitigate earnings volatility which is caused by measuring related assets and liabilities differently, without having to apply complex hedge accounting provisions. SFAS 159 provides the option to use fair value accounting for most financial assets and financial liabilities, with changes in fair value reported in earnings. Selection of the fair value option is irrevocable, and can be applied on a partial basis, i.e. to some but not all similar financial assets or liabilities.

SFAS 159 will be effective for the Company's financial statements beginning January 1, 2008, and will then be prospectively applicable. The Company is currently evaluating the impact SFAS 159 will have on its financial position or results of operations.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

   Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157")

In September 2006, the FASB issued SFAS No. 157. This standard, which provides guidance on how to measure fair values of assets and liabilities, applies whenever other standards require or permit assets or liabilities to be measured at fair value, but does not discuss when to use fair value accounting. SFAS 157 establishes a fair value measurement hierarchy that gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, and requires fair value measurements to be separately disclosed by level within the hierarchy.

SFAS 157 will be effective for the Company beginning January 1, 2008 and will then be generally prospectively applicable. The Company is still evaluating the impact SFAS 157 will have on its financial position or results of operations.

   FASB Financial Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48")

The FASB issued FIN 48 in June 2006. FIN 48 prescribes a recognition and measurement model for the impact of tax positions taken or expected to be taken in a tax return, and provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 requires evaluation of whether a tax position taken on a tax return is more likely than not to be sustained if challenged, and if so, evaluation of the largest benefit that is more than 50% likely of being realized on ultimate settlement. Differences between these benefits and actual tax positions result in either A) an increase in a liability for income taxes payable or a reduction of an income tax refund receivable, B) a reduction in a deferred tax asset or an increase in a deferred tax liability, or both A and B. FIN 48 requires recording a cumulative effect of adoption in retained earnings as of beginning of year of adoption.

FIN 48 will be effective for the Company's financial statements beginning January 1, 2007 and will be prospectively applied. Adoption of FIN 48 is not expected to result in a material impact on the Company's financial position or results of operations.

   Statement of Financial Accounting Standards No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155")

In February 2006, the Financial Accounting Standards Board (FASB) issued SFAS 155 which is an amendment of FASB Statements No. 133 and No. 140 and which brings consistency to accounting and reporting for certain hybrid financial instruments by simplifying and eliminating exceptions to the accounting for them. SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole (eliminating the need to bifurcate the derivative from its host) if the holder elects to account for the whole instrument on a fair value basis. SFAS 155 also clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133, establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and amends Statement 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument.

SFAS 155 will be effective for the Company's financial statements beginning January 1, 2007 and will be applied to financial instruments created or modified after that date. Adoption of SFAS155 is not expected to result in a material impact on the Company's financial position or results of operations.

   AICPA Statement of Position 05-1- "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" ("SOP 05-1")

In September 2005, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1. SOP 05-1 provides guidance on accounting for deferred acquisition costs of internal replacements of insurance and investment contracts. An internal replacement that is determined to result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets from extinguished contracts should no longer be deferred and charged off to expense.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SOP 05-1 is effective for the Company's internal replacements occurring on or after January 1, 2007. Retrospective adoption is not permitted. In connection with the Company's adoption of SOP 05-1 as of January 1, 2007, there was no cumulative effect adjustment recorded to the Company's financial position or results of operations.

   Statement of Financial Accounting Standards No. 154 - Accounting Changes and Error Corrections--a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS No. 154")

In May 2005, the FASB issued SFAS No 154, which replaces APB Opinion No. 20, Accounting Changes, and FASB Statement No. 3, Reporting Accounting Changes in Interim Financial Statements, and changes the accounting and reporting requirements for a change in accounting principle. This Statement applies to all voluntary changes in accounting principle, and also to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions.

SFAS No. 154 requires retrospective application to prior periods' financial statements of changes in accounting principle. SFAS No. 154 carries forward without change the guidance contained in APB Opinion No. 20 for reporting the correction of an error in previously issued financial statements and reporting a change in accounting estimate, and also carries forward requirements for justification of a change in accounting principle on the basis of preferability.

SFAS No. 154 was effective for the Company on January 1, 2006 and had no immediate impact on the Company's financial position or results of operations.

   Statement of Position 03-1 - "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1")

In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued SOP 03-1. SOP 03-1 provides guidance on a number of topics including separate account presentation, interests in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization guarantees, and sales inducements to contract holders.

SOP 03-1 was effective for the Company's financial statements on January 1, 2004, and resulted in an increase in net income and shareholder's equity of $287 (net of tax of $154) and an increase in net income of $287 (net of tax $154).

Note 2 - Related Party Transactions

The Company utilizes various services provided by MLI and its affiliates. Such services include legal, personnel, marketing, investment accounting, and other corporate services. Management believes the allocation methods used are reasonable and appropriate in the circumstances; however, the Company's balance sheet may not necessarily be indicative of the financial condition that would have existed if the Company operated as an unaffiliated entity. Pursuant to an administrative services agreement effective for 2001 and beyond, all inter-company services, except for investment services, are billed through JHUSA to the Company. Pursuant to an investment services agreement, all investment services are billed directly by MLI to the Company. For the years ended December 31, 2006, 2005, and 2004, the Company was billed administrative and investment service expenses of $38,088, $34,562 and $23,450, respectively, from the MLI group of affiliated companies. At December 31, 2006 and 2005, the Company had a net liability to the MLI group of affiliated companies of $6,230 and $9,743, respectively, for services provided.

John Hancock Distributors, LLC, a wholly owned subsidiary of JHUSA, is the exclusive distributor of all variable annuity, variable life, and group pension contracts issued by the Company. For the years ended December 31, 2006, 2005, and 2004, the Company was billed underwriting commissions of $107,671, $79,589 and $53,748, respectively. The Company had a net liability for services provided of $111 and $317 at December 31, 2006 and 2005, respectively. In addition, the Company had a receivable from JHIMS relating to distributions of $9,332 and $7,011, which was included in accrued investment income at December 31, 2006 and 2005, respectively.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Note 3 - Investments

The following information summarizes the components of net investment income and net realized investment (losses) gains:

                                     For the years ended December 31,
                                     -------------------------------
                                       2006        2005       2004
                                      --------    -------   -------
                                           (in thousands)
Net investment income
   Fixed maturities ................ $ 20,004    $12,864    $ 5,594
   Short-term investments...........    2,398      1,317      2,953
   Other invested assets ...........  114,601     67,060     40,759
                                      --------    -------   -------
   Gross investment income..........  137,003     81,241     49,306

       Less investment expenses.....      809        385        341
                                      --------    -------   -------
Net investment income .............. $136,194    $80,856    $48,965
                                      ========    =======   =======
Net realized investment (losses)
  gains
   Fixed maturities ................ $ (2,554)   $  (206)   $ 3,017
   Short-term investments ..........        0        (10)        (2)
   Other invested assets ...........     (103)       (47)         0
                                      --------    -------   -------
Net realized investment (losses)
  gains............................. $ (2,657)   $  (263)   $ 3,015
                                      ========    =======   =======

The Company includes income earned from its investment in JHIMS in the other invested assets category. Income earned from the Company's investment in JHIMS was $112,874, $65,793, and $39,907 for the years ended December 31, 2006, 2005, and 2004, respectively.

As of December 31, 2006 and 2005, all fixed-maturity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value are summarized below for the years indicated:

                                                 December 31, 2006
                                     ------------------------------------------
                                                 Gross      Gross
                                     Amortized Unrealized Unrealized
                                       Cost      Gains      Losses   Fair Value
                                     --------- ---------- ---------- ----------
                                                   (in thousands)
Available-for-Sale:
U.S. government..................... $263,162    $2,083    $(1,098)   $264,147
Foreign governments.................   10,160        --       (166)      9,994
Corporate securities................   83,756        71       (326)     83,501
                                     --------    ------    -------    --------
   Total fixed maturities
     available-for-sale............. $357,078    $2,154    $(1,590)   $357,642
                                     ========    ======    =======    ========

                                                 December 31, 2005
                                     ------------------------------------------
                                                 Gross      Gross
                                     Amortized Unrealized Unrealized
                                       Cost      Gains      Losses   Fair Value
                                     --------- ---------- ---------- ----------
                                                   (in thousands)
Available-for-Sale:
U.S. government..................... $148,727    $1,154    $  (868)   $149,013
Foreign governments.................   96,559       206       (580)     96,185
Corporate securities................   11,325        --       (208)     11,117
                                     --------    ------    -------    --------
   Total fixed maturities
     available-for-sale............. $256,611    $1,360    $(1,656)   $256,315
                                     ========    ======    =======    ========

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Proceeds from sales of fixed-maturity securities during 2006, 2005, and 2004 were $45,385, $31,293, and $58,924, respectively. Gross gains realized on the sale of available-for-sale securities were $0, $95 and $3,380 for the years ended December 31, 2006, 2005, and 2004, respectively. Gross losses realized on the sale of available-for-sale securities were $1,131, $301, and $365 for the years ended December 31, 2006, 2005 and 2004, respectively. During 2006, other-than-temporary impairments on fixed maturity securities of $1,562 (2005 - $0; 2004 - $0) were recognized in the statements of income.

The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

At the end of each quarter, the Manulife Loan Review Committee reviews all securities where market value is less than eighty percent of amortized cost for six months or more to determine whether impairments need to be taken. This committee meets with the head of workouts, the head of each industry team, and the head of portfolio management. The analysis focuses on each investee company's or project's ability to service its debts in a timely fashion and the length of time the security has been trading below amortized cost. The results of this analysis are reviewed by the Credit Committee at Manulife. This committee includes Manulife's Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Chief Credit Officer, and other senior management. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturities portfolio.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value is charged to earnings.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other than temporary. The risks and uncertainties include (1) the risk that our assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that fraudulent information could be provided to our investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by us or changes in other facts and circumstances lead us to change our intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to earnings in a future period.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

At December 31, 2006, there were 53 fixed maturities that had a gross unrealized loss of $1,590. These securities had a fair value of $217,762 at December 31, 2006. The amount of unrealized losses related to fixed maturity securities in an unrealized loss position for greater than twelve months was $1,447 on 23 securities with a fair value of $101,105 at December 31, 2006. The Company has the ability and intent to hold these debt securities until they recover or mature. The contractual maturities of fixed-maturity securities at December 31, 2006 are shown below.

                Unrealized Losses on Fixed Maturity Securities

                                                         As of December 31, 2006
                                    ----------------------------------------------------------------
                                     Less than 12 months    12 months or more           Total
                                    --------------------  --------------------  --------------------
                                     Carrying              Carrying              Carrying
                                     Value of              Value of              Value of
                                    Securities            Securities            Securities
                                    with Gross            with Gross            with Gross
                                    Unrealized Unrealized Unrealized Unrealized Unrealized Unrealized
Description of securities:             Loss      Losses      Loss      Losses      Loss      Losses
--------------------------          ---------- ---------- ---------- ---------- ---------- ----------
US Treasury obligations and direct
  obligations of U.S.government
  agencies.........................  $ 66,297    $(101)    $ 71,563   $  (997)   $137,860   $(1,098)
Corporate bonds....................    50,360      (42)      19,548      (284)     69,908      (326)
Debt securities issued by foreign
  governments......................                           9,994      (166)      9,994      (166)
                                     --------    -----     --------   -------    --------   -------
   Total...........................  $116,657    $(143)    $101,105   $(1,447)   $217,762   $(1,590)
                                     ========    =====     ========   =======    ========   =======

At December 31, 2005, there were 64 debt securities that had a gross unrealized loss of $1,656. These securities had a fair value of $211,273 at December 31, 2005. The amount of unrealized losses related to fixed maturity securities in an unrealized loss position for greater than twelve months was $1,090 on 24 securities with a fair value of $78,789 at December 31, 2005.

The amortized cost and fair value of fixed maturities at December 31, 2006, by contractual maturity, are shown below:

                                                      Amortized Cost Fair Value
                                                      -------------- ----------
                                                           (in thousands)
Available-for-Sale:
Due in one year or less..............................    $108,164     $107,150
Due after one year through five years................     139,154      138,686
Due after five years through ten years...............      59,284       60,174
Due after ten years..................................      50,476       51,632
                                                         --------     --------
   Total.............................................    $357,078     $357,642
                                                         ========     ========

Fixed-maturity securities with a fair value of $476 and $495 at December 31, 2006 and 2005, respectively, were on deposit with or in custody accounts on behalf of the Department to satisfy regulatory requirements.

Equity Method Investments

As of December 31, 2006 and 2005, total assets for JHIMS were $34,086 and $27,968, and total liabilities were $31,980 and $25,863. For the years ended December 31, 2006, 2005, and 2004, net income of JHIMS was $283,029, $164,500, and $99,769, respectively.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Note 4--Income Taxes

The Company will participate with its affiliates in a consolidated federal income tax return for the year ended December 31, 2006. The Company filed a separate federal income tax return for the years ended December 31, 2005 and 2004.

In accordance with the income tax-sharing agreements in effect for 2006, the Company's income tax provision (or benefit) is computed as if the Company filed a separate federal income tax return. The tax charge to the Company will not be more than that which the Company would have paid on a separate return basis. Intercompany settlements of income taxes are made through an increase or reduction to amounts due to or from affiliates. Such settlements occur on a periodic basis in accordance with the tax sharing agreement. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently,

The components of income taxes were as follows:

                                           For the Years Ended December 31,
                                           -------------------------------
                                            2006       2005        2004
                                            -------    -------    -------
                                                (in thousands)
            Current federal taxes......... $37,581    $ 4,952    $  (138)

            Deferred federal taxes........   2,322     19,563     15,560
                                            -------    -------    -------
            Total income taxes............ $39,903    $24,515    $15,422
                                            =======    =======    =======

Total expenses differ from the statutory rate due principally to the dividends received deduction.

A reconciliation of income taxes computed by applying the 35% federal income tax rate to income before income taxes and cumulative effect of accounting change to income tax expense charged to operations follows:

                                                        For the Years Ended
                                                            December 31,
                                                     -------------------------
                                                       2006     2005     2004
                                                     -------  -------  -------
                                                           (in thousands)
Tax at 35%.......................................... $39,331  $26,975  $16,424
Add (deduct):

   Prior year taxes.................................      (8)    (760)      --

   Dividends received deduction.....................  (1,909)  (1,707)  (1,019)

   Other............................................   2,489        7       17
                                                     -------  -------  -------
       Total income taxes........................... $39,903  $24,515  $15,422
                                                     =======  =======  =======

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Deferred income tax assets and liabilities result from tax affecting the differences between the financial statement values and tax values of assets and liabilities at each consolidated balance sheet date. The significant components of the Company's deferred tax assets and liabilities were as follows:

                                                               December 31,
                                                            ------------------
                                                              2006      2005
                                                            --------  --------
                                                              (in thousands)
Deferred tax assets:
   Policy reserves adjustments............................. $ 45,879  $ 27,052
   Other...................................................    3,208        --
                                                            --------  --------
       Total deferred tax assets........................... $ 49,087  $ 27,052
                                                            --------  --------
Deferred tax liabilities:
   Deferred acquisition costs.............................. $(63,194) $(55,425)
   Unrealized (gains) losses on securities
     available-for-sale....................................     (473)      166
   Reinsurance.............................................  (33,173)  (19,994)
   Other...................................................       --    (1,630)
                                                            --------  --------
       Total deferred tax liabilities......................  (96,840)  (76,883)
                                                            --------  --------
       Net deferred tax liabilities........................ $(47,753) $(49,831)
                                                            ========  ========

At December 31, 2006 and 2005, the Company had no operating loss carry-forwards. The Company believes that it will realize the full benefit of its deferred tax assets.

The Company received a tax refund of $492 in 2006 and paid taxes of $4,744 and $308 in 2005 and 2004, respectively.

Note 5 - Reinsurance

At December 31, 2006, the Company had treaties with twenty re-insurers, eighteen non-affiliated and two affiliated. The per policy life risk retained by the Company is 10% to 30% of a policy, up to a maximum of $100. In 2006, there were eight recoveries under these agreements totaling a recovery of $2,204 on $3,911 of death claims. In 2005, there were three recoveries under these agreements totaling a recovery of $1,906 on $3,214 of death claims. In 2004, there were three recoveries under these agreements totaling a recovery of $4,768 on $4,850 of death claims; of which a recovery of $200 on a $3,000 death claim related to an affiliated reinsurer.

At December 31, 2006, the Company had deferred stop loss reinsurance agreements with two unaffiliated reinsurers to cover a portion of the risk associated with variable annuity minimum death benefit guarantee claims. The Company paid $4,026, $3,828 and $3,492 in reinsurance premiums for the years ended
December 31, 2006, 2005, and 2004, respectively. The agreements have a term of fifteen years, at the end of which a settlement will be made. The Company has accounted for these agreements using the deposit method.

Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics among the reinsurers.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Note 6 - Pension Benefit Plans and Other Postretirement Benefit Plans

The Company participates in a non-contributory pension plan entitled "the Manulife Financial U.S. Cash Balance Plan ("The Plan"), which is sponsored by the Company's parent, JHUSA.

Pension benefits are provided to participants of the Plan after three years of vesting service with the Company and are a function of the length of service together with final average earnings. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available including lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for participants who were age 45 with five or more years vesting service with the Company as of July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

Cash balance accounts under the Plan are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits will vary based on service. Interest credits are based on the greater of one-year U.S. Treasury Constant Maturity Bond yields plus 0.25% and 5.25% per annum.

Actuarial valuation of accumulated plan benefits are based on projected salaries, an assumed discount rate, and best estimates of investment yields on plan assets, mortality of participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are charged to earnings of the Company in the current period. Vested benefits are fully funded. Experience gains and losses are amortized to income of the Company over the estimated average remaining service lives of the plan participants. No contributions were made for the years ended December 31, 2006, 2005, and 2004 because the Plan was subject to the full funding limitation under the Internal Revenue Code.

As of December 31, 2006 and 2005, the projected benefit obligation to the participants of the Plan was $87.7 million and $85.0 million, and the accumulated benefit obligation was $76.6 million and $74.0 million respectively. This was based on a discount interest rate of 5.75% and 5.50% for December 31, 2006 and 2005, respectively. The fair value of the Plan assets totaled $74.8 million and $71.1 million as of December 31, 2006 and 2005. The expected return on plan assets was 8.25% in both 2006 and 2005, respectively. The costs associated with the Plan were charged to the Company and were not material for the years ended December 31, 2006, 2005 and 2004.

JHUSA adopted Statement of Financial Accounting Standards No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirment Plans, an amendment of FASB Statements No. 87, 88, 106 and 123(R) ("SFAS 158") as of December 31, 2006. JHUSA recorded a loss of ($2) million net of tax benefit to accumulated other comprehensive income to recognize the funded status of its defined benefit pension and other post-retirement benefit plans.

The Company participates in a defined contribution 401(k) savings plan sponsored by JHUSA. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974. The costs associated with the Plan were charged to the Company and were not material for the years ended December 31, 2006, 2005 and 2004.

In addition to the retirement plans, the Company participates in a post-retirement benefit plan that is sponsored by JHUSA. This plan provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. This plan provides primary medical coverage for retirees and spouses under age 65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. It also provides the employee with a life insurance benefit of 100% of the salary just prior to retirement up to a maximum of $150. This life insurance benefit is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

The postretirement benefit cost, which includes the expected cost of postretirement benefits for newly eligible employees and for vested employees, interest cost, and gains/losses arising from differences between actuarial assumptions and actual experience, is accounted for by the plan sponsor, JHUSA. This plan is unfunded.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Note 7 - Commitments and Contingencies

Commitments. The Company leases office space under various operating lease agreements, which will expire in March of 2009. For the years ended December 31, 2006, 2005, and 2004 the Company incurred rent expense of $94, $181, and $160, respectively.

The minimum lease payments associated with the office space under the operating lease agreement are as follows:

                                                      Minimum
                                                       Lease
                                                      Payments
                                                   --------------
                                                   (in thousands)
               2007...............................      $ 66
               2008...............................        70
               2009...............................        18
                                                        ----
               Total..............................      $154
                                                        ====

The Company is subject to various lawsuits that have arisen in the course of its business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

Legal Proceedings. The Company is regularly involved in litigation both as a defendant and as a plaintiff. The litigation naming it as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, as well as an investment adviser, employer and taxpayer. In addition, state regulatory bodies, state attorneys general, the United States Securities and Exchange Commission and other government and regularity bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning compliance with, among other things, insurance laws, securities laws, and laws governing activities of broker-dealers. As with many other companies in the financial industry, the Company has been requested or required by such government and regulatory authorities to provide information with respect to market timing, late trading and sales compensation and broker-dealer practices with respect to variable investment options underlying variable life and annuity products and other separate account products. It is believed that these inquiries are similar to those made to many financial services companies by various agencies into practices, policies and procedures relating to trading in mutual funds shares and sales compensation and broker-dealer practices. The Company intends to continue to cooperate fully with government and regulatory authorities in connection with their respective inquiries. The Company does not believe that the conclusion of any current legal or regulatory matters, either individually or in the aggregate, will have a material adverse effect on its financial condition or results of operations.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Note 8 - Shareholder's Equity

(a) Common Stock

The Company has one class of capital stock: common stock ($1 par value, 3,000,000 shares authorized and 2,000,001 shares issued and outstanding) at December 31, 2006 and 2005.

(b)Accumulated Other Comprehensive Income

Changes in accumulated other comprehensive income for the years indicated are presented below:

                                                                   Accumulated
                                                          Net         Other
                                                       Unrealized Comprehensive
                                                         Gains       Income
                                                       ---------- -------------
Balance at January 1, 2004............................  $ 2,550      $ 2,550
Gross unrealized losses (net of deferred income tax
  benefit of $248)....................................     (459)        (459)
Reclassification adjustment for gains realized in net
  income (net of income tax expense of $1,055)........   (1,960)      (1,960)
Adjustment to deferred acquisition costs (net of
  deferred income tax expense of $185)................      343          343
Adjustment to deferred sales inducements (net of
  deferred income tax benefit of $21).................      (40)         (40)
                                                        -------      -------
Net unrealized losses.................................   (2,116)      (2,116)
                                                        -------      -------
Balance at December 31, 2004..........................      434          434
                                                        =======      =======
Gross unrealized losses (net of deferred income tax
  benefit of $602)....................................   (1,119)      (1,119)
Reclassification adjustment for losses realized in
  net income (net of income tax benefit of $72).......      134          134
Adjustment to deferred acquisition costs (net of
  deferred income tax expense of $286)................      531          531
Adjustment to deferred sales inducements (net of
  deferred income tax expense of $47).................       89           89
                                                        -------      -------
Net unrealized losses ................................     (365)        (365)
                                                        -------      -------
Balance at December 31, 2005..........................       69           69
                                                        =======      =======
Gross unrealized gains (net of deferred income tax
  expense of $242)....................................      451          451
Reclassification adjustment for losses realized in
  net income (net of income tax benefit of $396)......      735          735
Adjustment to deferred acquisition costs (net of
  deferred income tax benefit of $106)................     (198)        (198)
Adjustment to deferred sales inducements (net of
  deferred income tax benefit of $16).................      (30)         (30)
                                                        -------      -------
Net unrealized gains..................................      958          958
                                                        -------      -------
Balance at December 31, 2006..........................  $ 1,027      $ 1,027
                                                        =======      =======

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Net unrealized investment gains, included in the balance sheets as a component of shareholder's equity, are summarized as follows:

                                                          2006    2005   2004
                                                         ------  -----  ------
                                                             (in thousands)
Balance at end of year comprises:
   Fixed maturities..................................... $  564  $(296) $1,353
   Short-term and other investments.....................    786   (178)   (312)
                                                         ------  -----  ------
Total...................................................  1,350   (474)  1,041

Amounts of unrealized investment losses (gains)
  attributable to:
   Deferred acquisition costs...........................    201    505    (312)
   Deferred sales inducements...........................     29     75     (61)
   Deferred federal income taxes........................   (553)   (37)   (234)
                                                         ------  -----  ------
Total...................................................   (323)   543    (607)
                                                         ------  -----  ------
Net unrealized investment gains......................... $1,027  $  69  $  434
                                                         ======  =====  ======

(c) Statutory Results

The Company prepares its statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the state of domicile.

                                                        2006     2005    2004
                                                      -------- -------- -------
                                                           (in thousands)
Statutory net income................................. $ 63,057 $ 13,230 $20,629
Statutory surplus....................................  166,325  100,870  50,980

The maximum amount of dividends that may be paid by life insurance companies without prior approval of the New York Insurance Commissioner is subject to restrictions relating to statutory surplus and net statutory gain from operations. State regulatory authorities prescribe statutory accounting practices that differ in certain respects from GAAP followed by stock life insurance companies in the United States. The significant differences relate to investments, deferred acquisition costs, deferred income taxes, non-admitted asset balances, and reserves. NAIC statutory reserving guidelines and/or interpretations of those guidelines may change in the future. Such changes may require the Company to modify, perhaps materially, its statutory-based reserves for variable annuity contracts.

Note 9 - Capital Maintenance Agreement

Pursuant to a capital maintenance agreement and subject to regulatory approval, MLI has agreed to maintain the Company's statutory capital and surplus at a specified level and to ensure that sufficient funds are available for the timely payment of contractual obligations.

Note 10 - Segment Information

The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets and distribution channels.

Protection Segment. Offers a variety of individual life insurance, including whole life, term life, universal life and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, and direct marketing.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Wealth Management Segment. Offers variable annuities and group pension contracts. This segment distributes its products through multiple distribution channels, including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

Corporate Segment. Includes corporate operations primarily related to certain financing activities and income on capital not specifically allocated to the reporting segments.

The accounting policies of the segments are the same as those described in Note 1 - (Summary of Significant Accounting Policies). Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

The following tables summarize selected financial information by segment for the periods indicated:

                                                                Wealth
                                                   Protection Management  Corporate Consolidated
                                                   ---------- ----------  --------- ------------
                                                                  (in thousands)
Year ended December 31, 2006
Revenues:
   Revenue from external customers................  $ 35,299  $   75,583  $     --   $  110,882
   Net investment income..........................     4,497      25,611   106,086      136,194
   Net realized investment (losses) gains.........    (1,677)       (190)     (790)      (2,657)
                                                    --------  ----------  --------   ----------
   Revenues.......................................  $ 38,119  $  101,004  $105,296   $  244,419
                                                    ========  ==========  ========   ==========
   Net (loss) income:.............................  $ (2,510) $    6,724  $ 68,259   $   72,473
                                                    ========  ==========  ========   ==========
Supplemental Information:
   Equity in net income of investees accounted
     for by the equity method.....................  $     98  $   17,034  $ 95,742   $  112,874
   Carrying value of investments accounted for by
     the equity method............................        --          --       800          800
   Amortization of deferred acquisition costs and
     deferred sales inducements...................    24,353      37,487        --       61,840
   Income tax (benefit) expense...................      (964)      3,502    37,365       39,903
   Segment assets.................................  $261,106  $5,784,006  $363,684   $6,408,796

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                                                                     Wealth
                                                        Protection Management  Corporate Consolidated
                                                        ---------- ----------  --------- ------------
                                                                       (in thousands)
Year ended December 31, 2005
Revenues:
   Revenue from external customers.....................  $ 17,448  $   56,494  $      7   $   73,949
   Net investment income...............................     2,192      17,867    60,797       80,856
   Net realized investment (losses) gains..............      (329)         75        (9)        (263)
                                                         --------  ----------  --------   ----------
   Revenues............................................  $ 19,311  $   74,436  $ 60,795   $  154,542
                                                         ========  ==========  ========   ==========
   Net (loss) income:..................................  $   (431) $   15,397  $ 37,589   $   52,555
                                                         ========  ==========  ========   ==========
Supplemental Information:
   Equity in net income of investees accounted for by
     the equity method.................................  $     70  $   11,629  $ 54,094   $   65,793
   Carrying value of investments accounted for by the
     equity method.....................................         0          --       800          800
   Amortization of deferred acquisition costs and
     deferred sales inducements........................     9,367      19,972        --       29,339
   Income tax (benefit) expense........................      (619)      4,506    20,628       24,515
   Segment assets......................................  $164,902  $4,504,239  $229,370   $4,898,511

                                                                     Wealth
                                                        Protection Management  Corporate Consolidated
                                                        ---------- ----------  --------- ------------
                                                                       (in thousands)
Year ended December 31, 2004
Revenues:
   Revenue from external customers.....................  $  7,538  $   39,493  $    305   $   47,336
   Net investment income...............................       774       9,898    38,293       48,965
   Net realized investment (losses) gains..............        35       1,529     1,451        3,015
                                                         --------  ----------  --------   ----------
   Revenues............................................  $  8,347  $   50,920  $ 40,049   $   99,316
                                                         ========  ==========  ========   ==========
   Net (loss) income:..................................  $   (661) $    7,968  $ 24,483   $   31,790
                                                         ========  ==========  ========   ==========
Supplemental Information:
   Equity in net income of investees accounted for by
     the equity method.................................  $  1,742  $    5,489  $ 32,676   $   39,907
   Carrying value of investments accounted for by the
     equity method.....................................        --          --       800          800
   Amortization of deferred acquisition costs and
     deferred sales inducements........................     1,952        (890)       --        1,062
   Income tax (benefit) expense........................      (382)      2,114    13,690       15,422
   Segment assets......................................  $ 98,088  $3,461,994  $179,753   $3,739,835

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Note 11 - Fair Value of Financial Instruments

The following discussion outlines the methodologies and assumptions used to determine the fair value of the Company's financial instruments. The aggregate fair value amounts presented below do not represent the underlying value of the Company and, accordingly, care should be exercised in drawing conclusions about the Company's business or financial condition based on the fair value information presented below.

For fixed maturity securities fair values were based on quoted market prices where available. Where no quoted market price was available, fair values were estimated using values obtained from independent pricing services.

The carrying values for policy loans, short-term investments and cash and cash equivalents approximates their respective fair values.

The fair value for insurance investment contracts, which do not subject the Company to significant mortality or morbidity risks, were estimated using cash flows discounted at market rates.

The following table presents the carrying amounts and fair values of the Company's financial instruments:

                                                           December 31,
                                              ---------------------------------------
                                                     2006                2005
                                              ------------------- -------------------
                                              Carrying            Carrying
                                               Value   Fair Value  Value   Fair Value
                                              -------- ---------- -------- ----------
                                                          (in thousands)
Assets:
   Fixed maturities.......................... $357,642  $357,642  $256,315  $256,315
   Policy loans..............................   28,345    28,345    21,564    21,564
   Short-term investments....................  153,598   153,598   169,414   169,414
   Cash and cash equivalents.................   25,448    25,448    24,144    24,144

Liabilities:
   Fixed rate deferred and immediate
     annuities............................... $285,563  $277,992  $323,103  $313,474

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Note 12 - Certain Separate Accounts

The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder. All contracts contain certain guarantees, which are discussed more fully below. The Company also has an immaterial amount of variable life insurance contracts in force, which will not be discussed further.

During 2006 and 2005, there were no gains or losses on transfers of assets from the general account to the separate account. The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue and changes in liabilities for minimum guarantees are included in policyholder benefits in the Statements of Income. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Statements of Income.

The variable annuity contracts are issued through separate accounts and the Company contractually guarantees the contract holder either (a) a return of no less than total deposits made to the contract less any partial withdrawals,
(b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary. Contracts issued after December 31, 2002 have a proportional partial withdrawal benefit instead of a dollar-for-dollar relationship. As of December 31, 2006, 60% of the inforce contract values have reduction of benefit on a dollar-for-dollar basis, and 40% on a proportional basis.

In September 2001, the Company introduced a Guaranteed Income Benefit Rider ("GRIP"), which provides a guaranteed minimum annuity payout if the policy holder elects to annuitize after a waiting period of 10 years. In December 2002, the GRIP rider was replaced by a newer version - GRIP II, which provides a more generous benefit base but with a higher rider charge. The Company discontinued the sales of the GRIP and GRIP II riders in 2004.

In 2004, the Company introduced a Guaranteed Minimum Withdrawal Benefit Rider
(GMWB) named Principal Plus (PP). This rider provides a guaranteed withdrawal amount referred to as the Guaranteed Withdrawal Balance (GWB) as long as withdrawals do not exceed 5% of the GWB per annum. In 2005, a newer version of the GMWB rider, Principal Plus for Life (PPFL) was introduced. This new rider retains all the features of the PP rider and adds an alternative guarantee of a Life Time Income Amount available for the life of the covered person. In February 2006, the PPFL rider was upgraded to a new "Enhanced" version featuring a key change to the Step-Up option. Previously, Step-Ups occurred automatically every third contract year until the 30th. After the upgrade, Step-Ups will begin to occur annually after the ninth year.

In October 2006, the Company added two new versions of the "Enhanced" PPFL rider to the PPFL family:

    . Principal Plus for Life PLUS Automatic Annual Step-Up, provides clients with the additional advantage that the Step-Up feature will occur annually beginning with the very first contract anniversary.

    . Principal Plus For Life PLUS Spousal Protection, provides clients with the additional advantage that the rider will continue to provide the spouse with a guaranteed lifetime income even after the owner's death.

Reinsurance has been utilized to mitigate risk related to Guaranteed Minimum Death Benefits ("GMDB") and Guaranteed Minimum Income Benefits ("GMIB").

The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed on the following page are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current GMDB in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For guarantees of partial withdrawal amounts, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

As of December 31, 2006 and 2005, the Company had the following variable contracts with guarantees:

                                                      December 31, December 31,
                                                          2006         2005
                                                      ------------ ------------
                                                            (in millions)
Guaranteed minimum death benefit

Return of net deposits in the event of death
   Account value.....................................   $  770.8     $  392.8
   Net amount at risk - gross........................        0.4          0.6
   Net amount at risk - net..........................        0.1           --

Highest specified anniversary account value minus
  withdrawals post anniversary in the event of death
   Account value.....................................   $3,215.2     $2,860.5
   Net amount at risk - gross........................       95.0        132.1
   Net amount at risk - net..........................       28.7         39.8

Guaranteed Minimum Income Benefit
   Account value.....................................   $  767.9     $  741.8
   Net amount at risk - gross........................        2.2          3.0
   Net amount at risk - net..........................         --           --

Guaranteed Minimum Withdrawal Benefit
   Account value.....................................   $1,740.1     $  918.9
   Net amount at risk - gross........................        0.1          0.3
   Net amount at risk - net..........................        0.1          0.3

Account balances of variable contracts with guarantees invest in variable separate accounts in various mutual funds with the following characteristics:



                                                                        December 31, December 31,
Asset Class                                  Index                          2006         2005
-----------               --------------------------------------------  ------------ ------------
                                                                              (in millions)
Large Cap Equity......... S&P 500                                         $1,063.9     $  901.1
High Quality Bond........ Ibbottson US Intermediate Term Gov't Bond          637.5        617.2
High Yield Bond.......... Ibbottson Domestic High Yield Bond                  54.6         56.0
Balanced................. 60% Large Cap Equity, 40% High Quality Bond      1,824.3      1,152.2
Small Cap Equity......... Ibbottson US Small Cap Stock                       239.5        255.7
International Equity..... MSCI EAFE                                          103.1         87.9
Global Equity............ MSCI World                                          46.9         40.6
Real Estate.............. NAREIT                                              31.8         25.1
                                                                          --------     --------
Total                                                                     $4,001.6     $3,135.8
                                                                          ========     ========

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

The reserve roll forwards for the separate accounts as of December 31, 2006 and 2005 are as follows:

                                                                      Guaranteed
                                      Guaranteed     Guaranteed        Minimum
                                    Minimum Death  Minimum Income Withdrawal Benefit
                                    Benefit (GMDB) Benefit (GMIB)       (GMWB)       Totals
                                    -------------- -------------- ------------------ ------
                                                         (in millions)
Balance at January 1, 2006.........     $ 7.8          $(6.3)           $(1.5)       $  --
Incurred guarantee benefits........      (2.7)            --               --         (2.7)
Other reserve changes..............       4.6            8.6              7.9         21.1
                                        -----          -----            -----        -----
Balance at December 31, 2006.......       9.7            2.3              6.4         18.4
Reinsurance recoverable............      (0.2)          (5.5)              --         (5.7)
                                        -----          -----            -----        -----
Net Balance at December 31, 2006...       9.5           (3.2)             6.4         12.7
                                        =====          =====            =====        =====
Balance at January 1, 2005.........       6.2            1.5               --          7.7
Incurred guarantee benefits........      (3.6)            --               --         (3.6)
Other reserve changes..............       5.2            0.4             (1.5)         4.1
                                        -----          -----            -----        -----
Balance at December 31, 2005.......       7.8            1.9             (1.5)         8.2
Reinsurance recoverable............        --           (8.2)              --         (8.2)
                                        -----          -----            -----        -----
Net Balance at December 31, 2005...     $ 7.8          $(6.3)           $(1.5)       $  --
                                        =====          =====            =====        =====

The gross reserves and ceded assets for GMDB and the gross reserve for GMIB are determined using SOP 03-1, where as the ceded asset for GMIB and gross reserve for GMWB was determined in accordance with SFAS 133. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The following assumptions and methodology were used to determine the above amounts at December 31, 2006 and 2005:

    . Data used included 1,000 stochastically generated investment performance scenarios. For SFAS 133 calculations, risk neutral scenarios have been used.

    . Mean return and volatility assumptions have been determined for each of the asset classes noted above.

    . For 2006, annuity mortality was based on 1994 MGDB table multiplied by factors varied by rider types (living benefit/GMDB only) and qualified/non-qualified business. For 2005, annuity mortality was assumed to be 90% of the Annuity 2000 table.

    . Annuity base lapse rates vary by contract type and duration and range from 1 percent to 45 percent, adjusted by in-the-moneyness of guaranteed benefits if applicable.

    .  Partial withdrawal rates are approximately 4% per year.

    . The discount rate is 7.0% (inforce issued before 2004) or 6.4% (inforce issued after 2003) in the SOP 03-1 calculations and for SFAS 133 calculations, 5.24% and 5% for the years ended December 31, 2006 and 2005, respectively.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Note 13 - Deferred Acquisition Costs and Deferred Sales Inducements

The components of the change in Deferred Acquisition Costs were as follows:

For the year ended December 31,                               2006      2005
-------------------------------                             --------  --------
                                                              (in thousands)
Balance, January 1......................................... $248,817  $191,464
Capitalization.............................................  108,097    81,652
Amortization...............................................  (56,990)  (25,116)
Effect of net unrealized (losses) gains on
  available-for-sale securities............................     (304)      817
                                                            --------  --------
Balance, December 31....................................... $299,620  $248,817
                                                            ========  ========

The components of the change in Deferred Sales Inducements were as follows:

For the year ended December 31,                               2006      2005
-------------------------------                             --------  --------
                                                              (in thousands)
Balance, January 1......................................... $ 30,065  $ 27,153
Capitalization.............................................    6,476     6,999
Amortization...............................................   (4,850)   (4,223)
Effect of net unrealized (losses) gains on
  available-for-sale securities............................      (46)      136
                                                            --------  --------
Balance, December 31....................................... $ 31,645  $ 30,065
                                                            ========  ========

AUDITED FINANCIAL STATEMENTS

John Hancock Life Insurance Company of New York
Separate Account A
December 31, 2006

                 John Hancock Life Insurance Company of New York
                               Separate Account A

                          Audited Financial Statements

                                December 31, 2006

                                    CONTENTS

Audited Financial Statements

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm ...     1
Statement of Assets and Liabilities ..........................................     4
Statement of Operations and Changes in Contract Owners' Equity ...............    15
Notes to Financial Statements ................................................   103

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM

To the Contract Owners of
John Hancock Life Insurance Company of New York Separate Account A

We have audited the accompanying statement of assets and liabilities of John Hancock Life Insurance Company of New York Separate Account A, the "Account," comprising respectively the following sub-accounts,

Strategic Opportunities -- A
Strategic Opportunities -- B
Investment Quality Bond -- A
Investment Quality Bond -- B
U.S. Core -- A
U.S. Core -- B
Blue Chip Growth -- A
Blue Chip Growth -- B
Money Market -- A
Money Market -- B
Global Trust -- A
Global Trust -- B
Global Bond -- A
Global Bond -- B
U.S. Government Securities -- A
U.S. Government Securities -- B
Income & Value -- A
Income & Value -- B
Equity-Income -- A
Equity-Income -- B
Strategic Bond -- A
Strategic Bond -- B
All Cap Core -- A
All Cap Core -- B
All Cap Growth -- A
All Cap Growth -- B
International Small Cap -- A
International Small Cap -- B
Pacific Rim -- A
Pacific Rim -- B
Science & Technology -- A
Science & Technology -- B
Emerging Small Company -- A
Emerging Small Company -- B
International Core -- A
International Core -- B
Value -- A
Value -- B
Real Estate Securities -- A
Real Estate Securities -- B
High Yield -- A
High Yield -- B
Lifestyle Aggressive -- A
Lifestyle Aggressive -- B
Lifestyle Growth -- A
Lifestyle Growth -- B
Lifestyle Balanced -- A
Lifestyle Balanced -- B
Lifestyle Moderate -- A
Lifestyle Moderate -- B
Lifestyle Conservative -- A
Lifestyle Conservative -- B
Small Company Value -- A
Small Company Value -- B
International Value -- A
International Value -- B
Total Return -- A
Total Return -- B
U.S. Large Cap -- A
U.S. Large Cap -- B
Mid Cap Stock -- A
Mid Cap Stock -- B
Global Allocation -- A
Global Allocation -- B
Dynamic Growth -- A
Dynamic Growth -- B
Total Stock Market Index -- A
Total Stock Market Index -- B
500 Index -- A
500 Index -- B
Mid-Cap Index -- A
Mid-Cap Index -- B
Small Cap Index -- A
Small Cap Index -- B
Capital Appreciation -- A
Capital Appreciation -- B
Health Sciences -- A
Health Sciences -- B

Financial Services -- A
Financial Services -- B
Quantitative Mid Cap -- A
Quantitative Mid Cap -- B
All Cap Value -- A
All Cap Value -- B
Utilities -- A
Utilities -- B
Mid Cap Value -- A
Mid Cap Value -- B
Fundamental Value -- A
Fundamental Value -- B
Emerging Growth -- B
Natural Resources -- B
Quantitative All Cap -- B
Large Cap Value -- B
Small Cap Opportunities -- A
Small Cap Opportunities -- B
Special Value-- B
Real Return Bond -- B
American International -- B
American Growth -- B
American Blue Chip Income & Growth -- B
American Growth Income -- B
American Bond Fund-- B
American Century Small Company -- B
PIMCO VIT All Asset
LMFC Core Equity -- B
PIM Classic Value -- B
Quantitative Value -- B
US Global Leaders Growth-- A
US Global Leaders Growth-- B
John Hancock Strategic Income B
John Hancock Int'l Eq Index-- A
John Hancock Int'l Eq Index -- B
Active Bond-- A
Active Bond-- B
CGTC Overseas Equity -- B
Independence Investment LLC Small Cap-- B
Marisco International Opportunities-- B
T Rowe Price Mid Value-- B
UBS Large Cap-- B
U.S. High Yield Bond-- B
Wellington Small Cap Growth -- B
Wellington Small Cap Value -- B
Wells Capital Core Bond-- B
Index Allocation-- B
Large Cap Value -- A
Scudder Capital Growth -- B
Scudder Global Discovery -- B
Scudder Growth & Income -- B
Scudder Health Sciences -- B
Scudder International -- B
Scudder Mid Cap Growth -- B
Scudder Blue Chip -- B
Scudder Contrarian Value -- B
Scudder Global Blue Chip -- B
Scudder Government Securities -- B
Scudder High Income -- B
Scudder International Select Equity -- B
Scudder Fixed Income -- B
Scudder Money Market -- B
Scudder Small Cap Growth -- B
Scudder Technology Growth -- B
Scudder Total Return -- B
Scudder Davis Venture Value -- B
Scudder Dreman High Return Equity -- B
Scudder Dreman Small Cap Value -- B
Scudder Janus Growth & Income -- B
Scudder Turner Mid Cap Growth -- B
Scudder Real Estate -- B
Scudder Strategic Income -- B
Scudder Moderate Allocation-- B
Scudder Conservative Allocation-- B
Scudder Growth Allocation-- B
Scudder Bond -- B
Scudder Equity 500 Index -- B
Alger American Balanced -- B
Alger American Leveraged All Cap -- B
Credit Suisse Emerging Markets -- B
Credit Suisse Global Post Venture Capital -- B
Dreyfus Socially Responsible Growth -- B
Dreyfus VIF Mid Cap Stock -- B
AIM VI Utilities -- B
as of December 31, 2006, and the related statements of operations and changes in contract owners' equity for those sub-accounts and for the Large Cap Growth - A, Large Cap Growth - B, Strategic Value - A, Strategic Value - B, Mid Cap Core - B, Scudder Dreman Financial Services - B, Scudder Salomon Aggressive Growth - B, Scudder Janus Growth Opportunities - B, Scudder MFS Strategic - B, Scudder Oak Strategic Equity - B, Scudder Income Allocation - B, Scudder Templeton Foreign Value - B, Scudder Mercury Large Cap Core - B sub-accounts for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of John Hancock Life Insurance Company of New York Separate Account A at December 31, 2006, and the results of their operations and changes in their contract owners' equity for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                        /s/ Ernst & Young LLP

Boston, Massachusetts
April 13, 2007

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006

                                            Strategic          Strategic      Investment Quality  Investment Quality
                                        Opportunities - A  Opportunities - B        Bond A              Bond B        U.S. Core A
                                        -----------------  -----------------  ------------------  ------------------  -----------
ASSETS
Investments in shares of portfolios at
   value:                                  $25,876,550         $1,588,987         $11,394,453         $26,873,489     $65,920,872
                                           -----------         ----------         -----------         -----------     -----------
Total Assets                               $25,876,550         $1,588,987         $11,394,453         $26,873,489     $65,920,872
                                           ===========         ==========         ===========         ===========     ===========
NET ASSETS:
Contracts in accumulation                  $25,876,550         $1,588,987         $11,375,357         $26,873,489     $65,910,732
Contracts in payout (annuitization)                                                    19,096                              10,140
                                           -----------         ----------         -----------         -----------     -----------
Total net assets                           $25,876,550         $1,588,987         $11,394,453         $26,873,489     $65,920,872
                                           ===========         ==========         ===========         ===========     ===========
Units outstanding                            1,035,971            119,093             545,376           1,825,924       2,724,668
                                           ===========         ==========         ===========         ===========     ===========
Unit value (in accumulation)               $     24.98         $    13.34         $     20.89         $     14.72     $     24.19
                                           ===========         ==========         ===========         ===========     ===========

                                                      Blue Chip    Blue Chip
                                        U.S. Core B  Growth - A    Growth - B  Money Market - A  Money Market - B
                                        -----------  -----------  -----------  ----------------  ----------------
ASSETS
Investments in shares of portfolios at
   value:                               $12,039,251  $45,398,866  $21,092,687     $24,874,821       $33,361,074
                                        -----------  -----------  -----------     -----------       -----------
Total Assets                            $12,039,251  $45,398,866  $21,092,687     $24,874,821       $33,361,074
                                        ===========  ===========  ===========     ===========       ===========
NET ASSETS:
Contracts in accumulation               $12,039,251  $45,324,624  $21,092,687     $24,862,905       $33,361,074
Contracts in payout (annuitization)                       74,242                       11,916
                                        -----------  -----------  -----------     -----------       -----------
Total net assets                        $12,039,251  $45,398,866  $21,092,687     $24,874,821       $33,361,074
                                        ===========  ===========  ===========     ===========       ===========
Units outstanding                           841,598    2,287,525    1,373,545       1,593,153         2,653,029
                                        ===========  ===========  ===========     ===========       ===========
Unit value (in accumulation)            $     14.31  $     19.85  $     15.36     $     15.61       $     12.57
                                        ===========  ===========  ===========     ===========       ===========

                                                                                                              U.S. Government
                                        Global Trust - A  Global Trust - B  Global Bond - A  Global Bond - B   Securities - A
                                        ----------------  ----------------  ---------------  ---------------  ---------------
ASSETS
Investments in shares of portfolios at
   value:                                  $22,073,377       $4,726,247        $5,851,451      $17,309,561      $19,539,399
                                           -----------       ----------        ----------      -----------      -----------
Total Assets                               $22,073,377       $4,726,247        $5,851,451      $17,309,561      $19,539,399
                                           ===========       ==========        ==========      ===========      ===========

NET ASSETS:
Contracts in accumulation                  $22,057,165       $4,726,247        $5,851,451      $17,309,561      $19,539,399
Contracts in payout (annuitization)             16,212
                                           -----------       ----------        ----------      -----------      -----------
Total net assets                           $22,073,377       $4,726,247        $5,851,451      $17,309,561      $19,539,399
                                           ===========       ==========        ==========      ===========      ===========
Units outstanding                              722,237          252,152           251,995        1,044,798        1,009,726
                                           ===========       ==========        ==========      ===========      ===========
Unit value (in accumulation)               $     30.56       $    18.74        $    23.22      $     16.57      $     19.35
                                           ===========       ==========        ==========      ===========      ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                                DECEMBER 31, 2006

                                        U.S. Government    Income &     Income &      Equity-      Equity-
                                         Securities - B   Value - A    Value - B    Income - A   Income - B
                                        ---------------  -----------  -----------  -----------  -----------
ASSETS
Investments in shares of portfolios at
   value:                                 $10,951,709    $19,390,320  $10,855,361  $65,058,317  $37,726,795
                                          -----------    -----------  -----------  -----------  -----------
Total Assets                              $10,951,709    $19,390,320  $10,855,361  $65,058,317  $37,726,795
                                          ===========    ===========  ===========  ===========  ===========
NET ASSETS:
Contracts in accumulation                 $10,951,709    $19,373,541  $10,855,361  $65,019,417  $37,726,795
Contracts in payout (annuitization)                           16,779                    38,900
                                          -----------    -----------  -----------  -----------  -----------
Total net assets                          $10,951,709    $19,390,320  $10,855,361  $65,058,317  $37,726,795
                                          ===========    ===========  ===========  ===========  ===========
Units outstanding                             809,227        832,350      695,326    2,087,098    2,176,518
                                          ===========    ===========  ===========  ===========  ===========
Unit value (in accumulation)              $     13.53    $     23.30  $     15.61  $     31.17  $     17.33
                                          ===========    ===========  ===========  ===========  ===========

                                         Strategic    Strategic     All Cap     All Cap     All Cap
                                          Bond - A     Bond - B    Core - A    Core - B    Growth - A
                                        -----------  -----------  ----------  ----------  -----------
ASSETS
Investments in shares of portfolios at
   value:                               $15,541,347  $14,373,396  $9,534,890  $1,341,296  $16,657,204
                                        -----------  -----------  ----------  ----------  -----------
Total Assets                            $15,541,347  $14,373,396  $9,534,890  $1,341,296  $16,657,204
                                        ===========  ===========  ==========  ==========  ===========
NET ASSETS:
Contracts in accumulation               $15,541,347  $14,357,015  $9,534,890  $1,341,296  $16,657,204
Contracts in payout (annuitization)                       16,381
                                        -----------  -----------  ----------  ----------  -----------
Total net assets                        $15,541,347  $14,373,396  $9,534,890  $1,341,296  $16,657,204
                                        ===========  ===========  ==========  ==========  ===========
Units outstanding                           757,790      891,732     522,038      72,518    1,006,212
                                        ===========  ===========  ==========  ==========  ===========
Unit value (in accumulation)            $     20.51  $     16.12  $    18.26  $    18.50  $     16.55
                                        ===========  ===========  ==========  ==========  ===========

                                          All Cap   International  International
                                        Growth - B  Small Cap - A  Small Cap - B  Pacific Rim - A  Pacific Rim - B
                                        ----------  -------------  -------------  ---------------  ---------------
ASSETS
Investments in shares of portfolios at
   value:                               $4,253,303    $8,036,555     $6,935,770      $3,135,010       $3,968,537
                                        ----------    ----------     ----------      ----------       ----------
Total Assets                            $4,253,303    $8,036,555     $6,935,770      $3,135,010       $3,968,537
                                        ==========    ==========     ==========      ==========       ==========
NET ASSETS:
Contracts in accumulation               $4,253,303    $8,035,352      6,935,770      $3,134,010       $3,968,537
Contracts in payout (annuitization)                        1,203                          1,000
                                        ----------    ----------     ----------      ----------       ----------
Total net assets                        $4,253,303    $8,036,555     $6,935,770      $3,135,010       $3,968,537
                                        ==========    ==========     ==========      ==========       ==========
Units outstanding                          288,286       360,008        289,674         221,132          186,801
                                        ==========    ==========     ==========      ==========       ==========
Unit value (in accumulation)            $    14.75    $    22.32     $    23.94      $    14.18       $    21.24
                                        ==========    ==========     ==========      ==========       ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                                DECEMBER 31, 2006

                                           Science &       Science &    Emerging Small  Emerging Small  International
                                        Technology - A  Technology - B    Company - A     Company - B      Core - A
                                        --------------  --------------  --------------  --------------  -------------
ASSETS
Investments in shares of portfolios at
   value:                                 $13,945,003     $5,689,348      $5,866,398      $4,966,937      $5,223,393
                                          -----------     ----------      ----------      ----------      ----------
Total Assets                              $13,945,003     $5,689,348      $5,866,398      $4,966,937      $5,223,393
                                          ===========     ==========      ==========      ==========      ==========
NET ASSETS:
Contracts in accumulation                 $13,900,357     $5,689,348      $5,866,398      $4,966,937      $5,213,015
Contracts in payout (annuitization)            44,646                                                         10,378
                                          -----------     ----------      ----------      ----------      ----------
Total net assets                          $13,945,003     $5,689,348      $5,866,398      $4,966,937      $5,223,393
                                          ===========     ==========      ==========      ==========      ==========
Units outstanding                           1,476,977        413,029         379,283         334,932         307,959
                                          ===========     ==========      ==========      ==========      ==========
Unit value (in accumulation)              $      9.44     $    13.77      $    15.47      $    14.83      $    16.96
                                          ===========     ==========      ==========      ==========      ==========

                                        International                             Real Estate     Real Estate
                                           Core - B     Value - A    Value - B  Securities - A  Securities - B
                                        -------------  -----------  ----------  --------------  --------------
ASSETS
Investments in shares of portfolios at
   value:                                 $3,122,997   $12,458,196  $4,785,628    $11,138,143     $15,580,397
                                          ----------   -----------  ----------    -----------     -----------
Total Assets                              $3,122,997   $12,458,196  $4,785,628    $11,138,143     $15,580,397
                                          ==========   ===========  ==========    ===========     ===========
NET ASSETS:
Contracts in accumulation                 $3,122,997   $12,453,627  $4,785,628    $11,131,624     $15,580,397
Contracts in payout (annuitization)                          4,569                      6,519
                                          ----------   -----------  ----------    -----------     -----------
Total net assets                          $3,122,997   $12,458,196  $4,785,628    $11,138,143     $15,580,397
                                          ==========   ===========  ==========    ===========     ===========
Units outstanding                            159,184       471,644     249,611        296,380         503,126
                                          ==========   ===========  ==========    ===========     ===========
Unit value (in accumulation)              $    19.62   $     26.41  $    19.17    $     37.58     $     30.97
                                          ==========   ===========  ==========    ===========     ===========

                                           High        High         Lifestyle       Lifestyle     Lifestyle
                                         Yield - A   Yield - B   Aggressive - A  Aggressive - B   Growth - A
                                        ----------  -----------  --------------  --------------  -----------
ASSETS
Investments in shares of portfolios at
   value:                               $8,973,774  $11,892,705    $5,389,730    $58,043,905     $34,748,092
                                        ----------  -----------    ----------    -----------     -----------
Total Assets                            $8,973,774  $11,892,705    $5,389,730    $58,043,905     $34,748,092
                                        ==========  ===========    ==========    ===========     ===========
NET ASSETS:
Contracts in accumulation               $8,964,151  $11,887,898    $5,389,730    $58,043,905     $34,748,092
Contracts in payout (annuitization)          9,623        4,807
                                        ----------  -----------    ----------    -----------     -----------
Total net assets                        $8,973,774  $11,892,705    $5,389,730    $58,043,905     $34,748,092
                                        ==========  ===========    ==========    ===========     ===========
Units outstanding                          576,074      693,917       319,879      3,105,824       1,922,170
                                        ==========  ===========    ==========    ===========     ===========
Unit value (in accumulation)            $    15.58  $     17.14    $    16.85    $     18.69     $     18.08
                                        ==========  ===========    ==========    ===========     ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                                DECEMBER 31, 2006

                                          Lifestyle     Lifestyle     Lifestyle    Life style    Lifestyle
                                         Growth - B   Balanced - A  Balanced - B  Moderate - A  Moderate - B
                                        ------------  ------------  ------------  ------------  ------------
ASSETS
Investments in shares of portfolios at
   value:                               $707,068,757   $56,071,367  $636,830,827   $27,295,247  $171,943,264
                                        ------------   -----------  ------------   -----------  ------------
Total Assets                            $707,068,757   $56,071,367  $636,830,827   $27,295,247  $171,943,264
                                        ============   ===========  ============   ===========  ============
NET ASSETS:
Contracts in accumulation               $706,904,310   $56,026,307  $636,830,827   $27,295,247  $171,943,264
Contracts in payout (annuitization)          164,447        45,060
                                        ------------   -----------  ------------   -----------  ------------
Total net assets                        $707,068,757   $56,071,367  $636,830,827   $27,295,247  $171,943,264
                                        ============   ===========  ============   ===========  ============
Units outstanding                         39,974,250     2,968,742    36,438,509     1,516,621    10,417,109
                                        ============   ===========  ============   ===========  ============
Unit value (in accumulation)            $      17.69   $     18.89  $      17.48   $     18.00  $      16.51
                                        ============   ===========  ============   ===========  ============

                                           Lifestyle          Lifestyle     Small Company  Small Company  International
                                        Conservative - A  Conservative - B    Value - A      Value - B      Value - A
                                        ----------------  ----------------  -------------  -------------  -------------
ASSETS
Investments in shares of portfolios at
   value:                                  $15,451,134       $69,236,484     $11,305,636    $22,490,017    $19,989,547
                                           -----------       -----------     -----------    -----------    -----------
Total Assets                               $15,451,134       $69,236,484     $11,305,636    $22,490,017    $19,989,547
                                           ===========       ===========     ===========    ===========    ===========
NET ASSETS:
Contracts in accumulation                  $15,451,134       $69,236,484     $11,305,636    $22,490,017    $19,985,669
Contracts in payout (annuitization)                                                                               3,878
                                           -----------       -----------     -----------    -----------    -----------
Total net assets                           $15,451,134       $69,236,484     $11,305,636    $22,490,017    $19,989,547
                                           ===========       ===========     ===========    ===========    ===========
Units outstanding                              855,575         4,437,341         468,226      1,133,762        988,293
                                           ===========       ===========     ===========    ===========    ===========
Unit value (in accumulation)               $     18.06       $     15.60     $     24.15    $     19.84    $     20.23
                                           ===========       ===========     ===========    ===========    ===========

                                        International
                                          Value - B    Total Return - A  Total Return - B  U.S. Large Cap - A  U.S. Large Cap - B
                                        -------------  ----------------  ----------------  ------------------  ------------------
ASSETS
Investments in shares of portfolios at
   value:                                $23,439,980      $29,476,396       $31,877,437        $14,499,019         $12,561,262
                                         -----------      -----------       -----------        -----------         -----------
Total Assets                             $23,439,980      $29,476,396       $31,877,437        $14,499,019         $12,561,262
                                         ===========      ===========       ===========        ===========         ===========
NET ASSETS:
Contracts in accumulation                $23,439,980      $29,442,725       $31,877,437        $14,499,019         $12,561,262
Contracts in payout (annuitization)                            33,671
                                         -----------      -----------       -----------        -----------         -----------
Total net assets                         $23,439,980      $29,476,396       $31,877,437        $14,499,019         $12,561,262
                                         ===========      ===========       ===========        ===========         ===========
Units outstanding                          1,023,166        1,760,340         2,196,259            977,700             784,347
                                         ===========      ===========       ===========        ===========         ===========
Unit value (in accumulation)             $     22.91      $     16.74       $     14.51        $     14.83         $     16.01
                                         ===========      ===========       ===========        ===========         ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                                DECEMBER 31, 2006

                                          Mid Cap      Mid Cap        Global          Global        Dynamic
                                         Stock - A    Stock - B   Allocation - A  Allocation - B  Growth - A
                                        -----------  -----------  --------------  --------------  -----------
ASSETS
Investments in shares of portfolios at
   value:                               $19,508,037  $20,874,772    $2,640,763     $17,185,220     $4,168,025
                                        -----------  -----------    ----------     -----------     ----------
Total Assets                            $19,508,037  $20,874,772    $2,640,763     $17,185,220     $4,168,025
                                        ===========  ===========    ==========     ===========     ==========
NET ASSETS:
Contracts in accumulation               $19,508,037  $20,874,772    $2,640,763     $17,185,220     $4,168,025
Contracts in payout (annuitization)
                                        -----------  -----------    ----------     -----------     ----------
Total net assets                        $19,508,037  $20,874,772    $2,640,763     $17,185,220     $4,168,025
                                        ===========  ===========    ==========     ===========     ==========
Units outstanding                         1,177,671    1,015,920       210,352       1,089,529        716,782
                                        ===========  ===========    ==========     ===========     ==========
Unit value (in accumulation)            $     16.56  $     20.55    $    12.55     $     15.77     $     5.81
                                        ===========  ===========    ==========     ===========     ==========

                                                     Total Stock  Total Stock
                                          Dynamic   Market Index  Market Index
                                        Growth - B       A              B       500 Index - A  500 Index - B
                                        ----------  ------------  ------------  -------------  -------------
ASSETS
Investments in shares of portfolios at
   value:                               $2,795,510   $1,820,509    $7,113,974    $8,946,418     $18,635,642
                                        ----------   ----------    ----------    ----------     -----------
Total Assets                            $2,795,510   $1,820,509    $7,113,974    $8,946,418     $18,635,642
                                        ==========   ==========    ==========    ==========     ===========
NET ASSETS:
Contracts in accumulation               $2,795,510   $1,820,509    $7,113,974    $8,946,418     $18,635,642
Contracts in payout (annuitization)
                                        ----------   ----------    ----------    ----------     -----------
Total net assets                        $2,795,510   $1,820,509    $7,113,974    $8,946,418     $18,635,642
                                        ==========   ==========    ==========    ==========     ===========
Units outstanding                          168,083      142,866       423,681       752,204       1,168,020
                                        ==========   ==========    ==========    ==========     ===========
Unit value (in accumulation)            $    16.63   $    12.74    $    16.79    $    11.89     $     15.95
                                        ==========   ==========    ==========    ==========     ===========

                                          Mid Cap     Mid Cap     Small Cap    Small Cap       Capital
                                        Index - A    Index - B    Index - A    Index - B  Appreciation - A
                                        ----------  -----------  -----------  ----------  ----------------
ASSETS
Investments in shares of portfolios at
   value:                               $2,584,111  $10,240,430   $1,515,233  $6,336,060     $13,948,542
                                        ----------  -----------   ----------  ----------     -----------
Total Assets                            $2,584,111  $10,240,430   $1,515,233  $6,336,060     $13,948,542
                                        ==========  ===========   ==========  ==========     ===========
NET ASSETS:
Contracts in accumulation               $2,584,111  $10,240,430   $1,515,233  $6,336,060     $13,948,542
Contracts in payout (annuitization)
                                        ----------  -----------   ----------  ----------     -----------
Total net assets                        $2,584,111  $10,240,430   $1,515,233  $6,336,060     $13,948,542
                                        ==========  ===========   ==========  ==========     ===========
Units outstanding                          133,983      573,750       85,006     341,731       1,496,412
                                        ==========  ===========   ==========  ==========     ===========
Unit value (in accumulation)            $    19.29  $     17.85   $    17.83  $    18.54     $      9.32
                                        ==========  ===========   ==========  ==========     ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                                DECEMBER 31, 2006

                                             Capital         Health        Health       Financial     Financial
                                        Appreciation - B  Sciences - A  Sciences - B  Services - A  Services - B
                                        ----------------  ------------  ------------  ------------  ------------
ASSETS
Investments in shares of portfolios at
   value:                                  $12,653,702     $4,022,386    $8,396,603    $3,472,031     $5,827,535
                                           -----------     ----------    ----------    ----------     ----------
Total Assets                               $12,653,702     $4,022,386    $8,396,603    $3,472,031     $5,827,535
                                           ===========     ==========    ==========    ==========     ==========
NET ASSETS:
Contracts in accumulation                  $12,653,702     $4,022,386    $8,396,603    $3,472,031     $5,827,535
Contracts in payout (annuitization)
                                           -----------     ----------    ----------    ----------     ----------
Total net assets                           $12,653,702     $4,022,386    $8,396,603    $3,472,031     $5,827,535
                                           ===========     ==========    ==========    ==========     ==========
Units outstanding                              868,259        233,208       451,917       199,320        309,288
                                           ===========     ==========    ==========    ==========     ==========
Unit value (in accumulation)               $     14.57     $    17.25    $    18.58    $    17.42     $    18.84
                                           ===========     ==========    ==========    ==========     ==========

                                        Quantitative Mid  Quantitative Mid    All Cap     All Cap
                                             Cap - A          Cap - B        Value - A   Value - B  Utilities - A
                                        ----------------  ----------------  ----------  ----------  -------------
ASSETS
Investments in shares of portfolios at
   value:                                   $473,133         $1,111,143     $3,882,934  $8,774,689    $5,351,150
                                            --------         ----------     ----------  ----------    ----------
Total Assets                                $473,133         $1,111,143     $3,882,934  $8,774,689    $5,351,150
                                            ========         ==========     ==========  ==========    ==========
NET ASSETS:
Contracts in accumulation                   $473,133         $1,111,143     $3,882,934  $8,774,689    $5,351,150
Contracts in payout (annuitization)
                                            --------         ----------     ----------  ----------    ----------
Total net assets                            $473,133         $1,111,143     $3,882,934  $8,774,689    $5,351,150
                                            ========         ==========     ==========  ==========    ==========
Units outstanding                             33,937             62,862        242,555     514,050       307,337
                                            ========         ==========     ==========  ==========    ==========
Unit value (in accumulation)                $  13.94         $    17.68     $    16.01  $    17.07    $    17.41
                                            ========         ==========     ==========  ==========    ==========

                                                         Mid Cap      Mid Cap    Fundamental  Fundamental
                                        Utilities - B   Value - A    Value - B    Value - A    Value - B
                                        -------------  -----------  -----------  -----------  -----------
ASSETS
Investments in shares of portfolios at
   value:                                 $7,562,389   $10,450,341  $24,092,484   $9,076,447  $36,931,857
                                          ----------   -----------  -----------   ----------  -----------
Total Assets                              $7,562,389   $10,450,341  $24,092,484   $9,076,447  $36,931,857
                                          ==========   ===========  ===========   ==========  ===========
NET ASSETS:
Contracts in accumulation                 $7,562,389   $10,431,335  $24,092,484   $9,076,447  $36,931,857
Contracts in payout (annuitization)                         19,006
                                          ----------   -----------  -----------   ----------  -----------
Total net assets                          $7,562,389   $10,450,341  $24,092,484   $9,076,447  $36,931,857
                                          ==========   ===========  ===========   ==========  ===========
Units outstanding                            284,084       513,445    1,254,692      560,424    2,101,067
                                          ==========   ===========  ===========   ==========  ===========
Unit value (in accumulation)              $    26.62   $     20.35  $     19.20   $    16.20  $     17.58
                                          ==========   ===========  ===========   ==========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                                DECEMBER 31, 2006

                                         Emerging      Natural     Quantitative   Large Cap     Small Cap
                                        Growth - B  Resources - B   All Cap - B  Value - B   Opportunities A
                                        ----------  -------------  ------------  ----------  ---------------
ASSETS
Investments in shares of portfolios at
   value:                               $1,425,855   $14,263,906     $524,053    $8,694,438     $3,977,136
                                        ----------   -----------     --------    ----------     ----------
Total Assets                            $1,425,855   $14,263,906     $524,053    $8,694,438     $3,977,136
                                        ==========   ===========     ========    ==========     ==========
NET ASSETS:
Contracts in accumulation               $1,425,855   $14,263,906     $524,053    $8,694,438     $3,977,136
Contracts in payout (annuitization)
                                        ----------   -----------     --------    ----------     ----------
Total net assets                        $1,425,855   $14,263,906     $524,053    $8,694,438     $3,977,136
                                        ==========   ===========     ========    ==========     ==========
Units outstanding                           72,550       389,272       24,965       356,215        161,169
                                        ==========   ===========     ========    ==========     ==========
Unit value (in accumulation)            $    19.65   $     36.64     $  20.99    $    24.41     $    24.68
                                        ==========   ===========     ========    ==========     ==========

                                            Small Cap                         Real Return       American        American
                                        Opportunities - B  Special Value - B    Bond - B   International - B   Growth - B
                                        -----------------  -----------------  -----------  -----------------  ------------
ASSETS
Investments in shares of portfolios at
   value:                                   $8,806,545          $734,563      $10,855,118     $94,938,637     $160,868,508
                                            ----------          --------      -----------     -----------     ------------
Total Assets                                $8,806,545          $734,563      $10,855,118     $94,938,637     $160,868,508
                                            ==========          ========      ===========     ===========     ============
NET ASSETS:
Contracts in accumulation                   $8,806,545          $734,563      $10,855,118     $94,938,637     $160,868,508
Contracts in payout (annuitization)
                                            ----------          --------      -----------     -----------     ------------
Total net assets                            $8,806,545          $734,563      $10,855,118     $94,938,637     $160,868,508
                                            ==========          ========      ===========     ===========     ============
Units outstanding                              359,558            35,319          796,645       3,719,089        7,987,934
                                            ==========          ========      ===========     ===========     ============
Unit value (in accumulation)                $    24.49          $  20.80      $     13.63     $     25.53     $      20.14
                                            ==========          ========      ===========     ===========     ============

                                         American Blue Chip       American        American   American Century-   PIMCO VIT
                                        Income & Growth - B  Growth-Income - B    Bond - B    Small Company      All Asset
                                        -------------------  -----------------  -----------  -----------------  ----------
ASSETS
Investments in shares of portfolios at
   value:                                   $20,894,226         $142,470,165    $74,051,885      $279,833       $4,791,554
                                            -----------         ------------    -----------      --------       ----------
Total Assets                                $20,894,226         $142,470,165    $74,051,885      $279,833       $4,791,554
                                            ===========         ============    ===========      ========       ==========
NET ASSETS:

Contracts in accumulation                   $20,894,226         $142,470,165    $74,051,885      $279,833       $4,791,554
Contracts in payout (annuitization)
                                            -----------         ------------    -----------      --------       ----------
Total net assets                            $20,894,226         $142,470,165    $74,051,885      $279,833       $4,791,554
                                            ===========         ============    ===========      ========       ==========
Units outstanding                             1,055,102            7,484,418      5,696,893        17,140          322,832
                                            ===========         ============    ===========      ========       ==========
Unit value (in accumulation)                $     19.80         $      19.04    $     13.00      $  16.33       $    14.84
                                            ===========         ============    ===========      ========       ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                                DECEMBER 31, 2006

                                                                               U.S. Global  U.S. Global
                                        LMFC Core   PIM Classic  Quantitative    Leaders      Leaders
                                        Equity - B   Value - B     Value - B    Growth - A   Growth - B
                                        ----------  -----------  ------------  -----------  -----------
ASSETS
Investments in shares of portfolios at
   value:                               $6,529,884  $2,389,001     $191,308     $1,543,647   $3,911,188
                                        ----------  ----------     --------     ----------   ----------
Total Assets                            $6,529,884  $2,389,001     $191,308     $1,543,647   $3,911,188
                                        ==========  ==========     ========     ==========   ==========
NET ASSETS:
Contracts in accumulation               $6,529,884  $2,389,001     $191,308     $1,543,647   $3,911,188
Contracts in payout (annuitization)
                                        ----------  ----------     --------     ----------   ----------
Total net assets                        $6,529,884  $2,389,001     $191,308     $1,543,647   $3,911,188
                                        ==========  ==========     ========     ==========   ==========
Units outstanding                          425,444     142,588       10,319        119,228      301,704
                                        ==========  ==========     ========     ==========   ==========
Unit value (in accumulation)            $    15.35  $    16.75     $  18.54     $    12.95   $    12.96
                                        ==========  ==========     ========     ==========   ==========

                                                       John Hancock  John Hancock
                                        John Hancock  International  International
                                          Strategic       Equity         Equity
                                         Income - B     Index - A      Index - B    Active Bond - A  Active Bond - B
                                        ------------  -------------  -------------  ---------------  ---------------
ASSETS
Investments in shares of portfolios at
   value:                                $2,243,582     $1,708,421     $4,102,152      $8,599,561      $63,915,334
                                         ----------     ----------     ----------      ----------      -----------
Total Assets                             $2,243,582     $1,708,421     $4,102,152      $8,599,561      $63,915,334
                                         ==========     ==========     ==========      ==========      ===========
NET ASSETS:
Contracts in accumulation                $2,243,582     $1,708,421     $4,102,152      $8,599,561      $63,915,334
Contracts in payout (annuitization)
                                         ----------     ----------     ----------      ----------      -----------
Total net assets                         $2,243,582     $1,708,421     $4,102,152      $8,599,561      $63,915,334
                                         ==========     ==========     ==========      ==========      ===========
Units outstanding                           162,655         82,188        198,515         665,775        4,967,587
                                         ==========     ==========     ==========      ==========      ===========
Unit value (in accumulation)             $    13.79     $    20.79     $    20.66      $    12.92      $     12.87
                                         ==========     ==========     ==========      ==========      ===========

                                                        Independence        Marisco
                                        CGTC Overseas  Investment LLC    International     T Rowe Price  UBS Large
                                          Equity - B    Small Cap - B  Opportunities - B  Mid Value - B   Cap - B
                                        -------------  --------------  -----------------  -------------  ---------
ASSETS
Investments in shares of portfolios at
   value:                                  $820,248        $71,548         $3,092,105       $1,147,048    $149,863
                                           --------        -------         ----------       ----------    --------
Total Assets                               $820,248        $71,548         $3,092,105       $1,147,048    $149,863
                                           ========        =======         ==========       ==========    ========
NET ASSETS:
Contracts in accumulation                  $820,248        $71,548         $3,092,105       $1,147,048    $149,863
Contracts in payout (annuitization)
                                           --------        -------         ----------       ----------    --------
Total net assets                           $820,248        $71,548         $3,092,105       $1,147,048    $149,863
                                           ========        =======         ==========       ==========    ========
Units outstanding                            45,990          4,787            165,812           69,509       9,655
                                           ========        =======         ==========       ==========    ========
Unit value (in accumulation)               $  17.84        $ 14.95         $    18.65       $    16.50    $  15.52
                                           ========        =======         ==========       ==========    ========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                                DECEMBER 31, 2006

                                                   Wellington  Wellington
                                        U.S. High   Small Cap   Small Cap  Wells Capital       Index
                                        Yield - B  Growth - B  Value - B    Core Bond B   Allocation - B
                                        ---------  ----------  ----------  -------------  --------------
ASSETS
Investments in shares of portfolios at
   value:                                $286,200  $1,272,844  $2,179,610     $210,742      $13,000,554
                                         --------  ----------  ----------     --------      -----------
Total Assets                             $286,200  $1,272,844  $2,179,610     $210,742      $13,000,554
                                         ========  ==========  ==========     ========      ===========
NET ASSETS:
Contracts in accumulation                $286,200  $1,272,844  $2,179,610     $210,742      $13,000,554
Contracts in payout (annuitization)
                                         --------  ----------  ----------     --------      -----------
Total net assets                         $286,200  $1,272,844  $2,179,610     $210,742      $13,000,554
                                         ========  ==========  ==========     ========      ===========
Units outstanding                          20,699      72,325     131,783       16,571          967,096
                                         ========  ==========  ==========     ========      ===========
Unit value (in accumulation)             $  13.83  $    17.60  $    16.54     $  12.72      $     13.44
                                         ========  ==========  ==========     ========      ===========

                                         Large Cap  Scudder Capital  Scudder Global  Scudder Growth  Scudder Health
                                         Value - A     Growth - B     Discovery - B   & Income - B    Sciences - B
                                        ----------  ---------------  --------------  --------------  --------------
ASSETS
Investments in shares of portfolios at
   value:                               $2,993,004     $7,913,455      $3,038,614      $4,286,788      $2,626,140
                                        ----------     ----------      ----------      ----------      ----------
Total Assets                            $2,993,004     $7,913,455      $3,038,614      $4,286,788      $2,626,140
                                        ==========     ==========      ==========      ==========      ==========
NET ASSETS:
Contracts in accumulation               $2,993,004     $7,913,455      $3,038,614      $4,286,788      $2,626,140
Contracts in payout (annuitization)
                                        ----------     ----------      ----------      ----------      ----------
Total net assets                        $2,993,004     $7,913,455      $3,038,614      $4,286,788      $2,626,140
                                        ==========     ==========      ==========      ==========      ==========
Units outstanding                          122,803        386,234          85,703         200,836         129,423
                                        ==========     ==========      ==========      ==========      ==========
Unit value (in accumulation)            $    24.37     $    20.49      $    35.46      $    21.34      $    20.29
                                        ==========     ==========      ==========      ==========      ==========

                                                                                                          Scudder Global
                                             Scudder       Scudder Mid Cap  Scudder Blue      Scudder          Blue
                                        International - B     Growth - B      Chip - B    Contrarian - B     Chip - B
                                        -----------------  ---------------  ------------  --------------  --------------
ASSETS
Investments in shares of portfolios at
   value:                                   $4,877,661        $1,659,543     $4,532,688     $4,743,244      $1,907,609
                                            ----------        ----------     ----------     ----------      ----------
Total Assets                                $4,877,661        $1,659,543     $4,532,688     $4,743,244      $1,907,609
                                            ==========        ==========     ==========     ==========      ==========
NET ASSETS:
Contracts in accumulation                   $4,877,661        $1,659,543     $4,532,688     $4,743,244      $1,907,609
Contracts in payout (annuitization)
                                            ----------        ----------     ----------     ----------      ----------
Total net assets                            $4,877,661        $1,659,543     $4,532,688     $4,743,244      $1,907,609
                                            ==========        ==========     ==========     ==========      ==========
Units outstanding                              181,134            68,644        193,560        212,865          63,735
                                            ==========        ==========     ==========     ==========      ==========
Unit value (in  accumulation)               $    26.93        $    24.18     $    23.42     $    22.28      $    29.93
                                            ==========        ==========     ==========     ==========      ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                                DECEMBER 31, 2006

                                            Scudder                        Scudder
                                          Government    Scudder High    International    Scudder Fixed  Scudder Money
                                        Securities - B   Income - B   Select Equity - B    Income - B     Market - B
                                        --------------  ------------  -----------------  -------------  -------------
ASSETS
Investments in shares of portfolios at
   value:                                 $3,118,524     $3,554,882       $3,733,980       $7,540,078     $3,172,913
                                          ----------     ----------       ----------       ----------     ----------
Total Assets                              $3,118,524     $3,554,882       $3,733,980       $7,540,078     $3,172,913
                                          ==========     ==========       ==========       ==========     ==========
NET ASSETS:
Contracts in accumulation                 $3,118,524     $3,554,882       $3,733,980       $7,540,078     $3,172,913
Contracts in payout (annuitization)
                                          ----------     ----------       ----------       ----------     ----------
Total net assets                          $3,118,524     $3,554,882       $3,733,980       $7,540,078     $3,172,913
                                          ==========     ==========       ==========       ==========     ==========
Units outstanding                            236,424        180,158          135,351          550,105        252,661
                                          ==========     ==========       ==========       ==========     ==========
Unit value (in accumulation)              $    13.19     $    19.73       $    27.59       $    13.71     $    12.56
                                          ==========     ==========       ==========       ==========     ==========

                                        Scudder Small    Scudder                  Scudder Davis    Scudder Dreman
                                             Cap       Technology  Scudder Total     Venture            High
                                          Growth - B   Growth - B  Return - B       Value - B    Return Equity - B
                                        -------------  ----------  -------------  -------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                                 $3,204,814   $1,573,653    $2,592,613     $7,462,622      $13,598,912
                                          ----------   ----------    ----------     ----------      -----------
Total Assets                              $3,204,814   $1,573,653    $2,592,613     $7,462,622      $13,598,912
                                          ==========   ==========    ==========     ==========      ===========
NET ASSETS:

Contracts in accumulation                 $3,204,814   $1,573,653    $2,592,613     $7,462,622      $13,598,912
Contracts in payout (annuitization)
                                          ----------   ----------    ----------     ----------      -----------
Total net assets                          $3,204,814   $1,573,653    $2,592,613     $7,462,622      $13,598,912
                                          ==========   ==========    ==========     ==========      ===========
Units outstanding                            146,523       69,450       146,794        313,853          524,163
                                          ==========   ==========    ==========     ==========      ===========
Unit value (in accumulation)              $    21.87   $    22.66    $    17.66     $    23.78      $     25.94
                                          ==========   ==========    ==========     ==========      ===========

                                           Scudder     Scudder Janus   Scudder Turner                  Scudder
                                         Dreman Small     Growth &        Mid Cap      Scudder Real  Strategic
                                        Cap Value - B    Income - B   Growth - B (20)   Estate - B   Income - B
                                        -------------  -------------  ---------------  ------------  ----------
ASSETS
Investments in shares of portfolios at
   value:                                 $6,209,295     $2,177,259      $2,514,672     $5,127,427   $2,498,289
                                          ----------     ----------      ----------     ----------   ----------
Total Assets                              $6,209,295     $2,177,259      $2,514,672     $5,127,427   $2,498,289
                                          ==========     ==========      ==========     ==========   ==========
NET ASSETS:

Contracts in accumulation                 $6,209,295     $2,177,259      $2,514,672     $5,127,427   $2,498,289
Contracts in payout (annuitization)
                                          ----------     ----------      ----------     ----------   ----------
Total net assets                          $6,209,295     $2,177,259      $2,514,672     $5,127,427   $2,498,289
                                          ==========     ==========      ==========     ==========   ==========
Units outstanding                            199,185        102,729          99,209        176,423      171,984
                                          ==========     ==========      ==========     ==========   ==========
Unit value (in accumulation)              $    31.17     $    21.19      $    25.35     $    29.06   $    14.53
                                          ==========     ==========      ==========     ==========   ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                                DECEMBER 31, 2006

                                         Scudde Modera  Scudder Conservative  Scudder Growth                    Scudder Equity 500
                                        Allocation - B      Allocation - B    Allocation - B  Scudder Bond - B      Index - B
                                        --------------  --------------------  --------------  ----------------  ------------------
ASSETS
Investments in shares of portfolios at
   value:                                 26,278,906         $9,026,528         $35,349,837      $507,024           $8,244,994
                                          ----------         ----------         -----------      --------           ----------
Total Assets                              26,278,906         $9,026,528         $35,349,837      $507,024           $8,244,994
                                          ==========         ==========         ===========      ========           ==========
NET ASSETS:
Contracts in accumulation                 26,278,906         $9,026,528         $35,349,837      $507,024           $8,244,994
Contracts in payout (annuitization)
                                          ----------         ----------         -----------      --------           ----------
Total net assets                          26,278,906         $9,026,528         $35,349,837      $507,024           $8,244,994
                                          ==========         ==========         ===========      ========           ==========
Units outstanding                          1,729,500            620,609           2,231,087        39,469              372,391
                                          ==========         ==========         ===========      ========           ==========
Unit value (in accumulation)              $    15.19         $    14.54         $     15.84      $  12.85           $    22.14
                                          ==========         ==========         ===========      ========           ==========

                                                        Alger American  Credit Suisse  Credit Suisse Global  Dreyfus Socially
                                        Alger American    Leveraged       Emerging         Post Venture        Responsible
                                         Balanced - B    Cap  All - B    Markets - B       Capital - B         Growth - B
                                        --------------  --------------  -------------  --------------------  ----------------
ASSETS
Investments in shares of portfolios at
   value:                                 $3,689,737      $ 1,697,665    $ 2,016,715          $467,199           $302,623
                                          ----------      -----------    -----------          --------           --------
Total Assets                              $3,689,737      $ 1,697,665    $ 2,016,715          $467,199           $302,623
                                          ==========      ===========    ===========          ========           ========
NET ASSETS:
Contracts in accumulation                 $3,689,737      $ 1,697,665    $ 2,016,715          $467,199           $302,623
Contracts in payout (annuitization)
                                          ----------      -----------    -----------          --------           --------
Total net assets                          $3,689,737      $ 1,697,665    $ 2,016,715          $467,199           $302,623
                                          ==========      ===========    ===========          ========           ========
Units outstanding                         $  219,460           72,889         53,280            16,017             15,642
                                          ==========      ===========    ===========          ========           ========
Unit value (in accumulation)              $    16.81      $     23.29    $     37.85          $  29.17           $  19.35
                                          ==========      ===========    ===========          ========           ========

                                        Dreyfus VIF  Mid Cap
                                             Stock - B        AIM VI Utilities - B      Total
                                        --------------------  --------------------  --------------
ASSETS
Investments in shares of portfolios at
   value:                                    $5,134,681           $1,592,451        $3,763,342,289
                                             ----------           ----------        --------------
Total Assets                                 $5,134,681           $1,592,451        $3,763,342,289
                                             ==========           ==========        ==============
NET ASSETS:
Contracts in accumulation                    $5,134,681           $1,592,451        $3,762,789,816
Contracts in payout (annuitization)          $                                             552,473
                                             ----------           ----------        --------------
Total net assets                             $5,134,681           $1,592,451        $3,763,342,289
                                             ==========           ==========        ==============
Units outstanding                            $  224,468               58,181           211,722,434
                                             ==========           ==========        ==============
Unit value (in accumulation)                 $    22.87           $    27.37        $        17.77
                                             ==========           ==========        ==============

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      -------------------------------------------------
                                                              Strategic                 Strategic
                                                           Opportunities- A         Opportunities- B
                                                      -------------------------  ----------------------
                                                          2006         2005         2006        2005
                                                      -----------  ------------  ----------  ----------
Income:
   Dividends                                          $     3,307  $   133,746   $       --  $    4,099
Expenses:
   Mortality and expense risk and administration
   charges                                                400,314       431,557      24,460      24,314
                                                      -----------  ------------  ----------  ----------
Net investment income (loss)                             (397,007)     (297,811)    (24,460)    (20,215)
Net realized gain (loss)                               (2,708,729)   (4,714,536)    121,697      80,205
Unrealized appreciation (depreciation) during the
period                                                  5,859,222     7,218,004      57,082      70,484
                                                      -----------  ------------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                         2,753,486     2,205,657     154,319     130,474
Changes from principal transactions:
   Purchase payments                                      135,994       176,638     121,839      83,550
   Transfers between sub-accounts and the
   company                                             (1,965,543)   (1,644,159)    (52,062)    (56,364)
   Withdrawals                                         (4,133,018)   (4,743,472)   (288,754)    (89,219)
   Annual contract fee                                    (18,809)      (20,945)     (5,052)     (5,249)
                                                      -----------  ------------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (5,981,376)   (6,231,938)   (224,029)    (67,282)
                                                      -----------  ------------  ----------  ----------
Total increase (decrease) in contract owners' equity   (3,227,890)   (4,026,281)    (69,710)     63,192
Contract owners' equity at beginning of period         29,104,440   33,130,721    1,658,697   1,595,505
                                                      -----------  ------------  ----------  ----------
Contract owners' equity at end of period              $25,876,550  $29,104,440   $1,588,987  $1,658,697
                                                      ===========  ============  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY- (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      --------------------------------------------------
                                                         Investment Quality        Investment Quality
                                                               Bond-A                    Bond-B
                                                      ------------------------- ------------------------
                                                         2006          2005        2006          2005
                                                      -----------  -----------  ----------  ------------
Income:
   Dividends                                          $   786,622  $   911,979  $ 1,256,389  $   367,207
Expenses:
   Mortality and expense risk and administration
   charges                                                191,960      239,369      370,548      156,317
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                              594,662      672,610      885,841      210,890
Net realized gain (loss)                                  (64,491)     117,725     (289,583)     (45,972)
Unrealized appreciation (depreciation) during the
period                                                   (324,384)    (686,326)    (153,022)    (126,136)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           205,787      104,009      443,236       38,782
Changes from principal transactions:
   Purchase payments                                       69,990       19,055    8,556,306    9,271,994
   Transfers between sub-accounts and the
   company                                               (353,482)    (772,202)   2,236,077    1,259,426
   Withdrawals                                         (2,225,802)  (2,667,910)  (1,350,366)    (783,094)
   Annual contract fee                                     (5,816)      (6,848)     (18,615)     (12,328)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (2,515,110)  (3,427,905)   9,423,402    9,735,998
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   (2,309,323)  (3,323,896)   9,866,638    9,774,780
Contract owners' equity at beginning of period         13,703,776   17,027,672   17,006,851    7,232,071
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $11,394,453  $13,703,776  $26,873,489  $17,006,851
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ----------------------------------------------------
                                                           U.S. Core - A (1)           U.S. Core - B (1)
                                                      --------------------------  -------------------------
                                                          2006          2005          2006         2005
                                                      ------------  ------------  -----------  -----------
Income:
   Dividends                                          $  9,198,975  $  3,098,239  $ 1,510,631  $   497,345
Expenses:
   Mortality and expense risk and administration
   charges                                               1,016,164     1,249,156      194,586      243,518
                                                      ------------  -----------   -----------  -----------
Net investment income (loss)                             8,182,811     1,849,083    1,316,045      253,827
Net realized gain (loss)                                (5,852,206)   (6,517,241)     512,294      940,101
Unrealized appreciation (depreciation) during the
period                                                   2,549,706     4,929,380     (977,652)  (1,153,758)
                                                      ------------  -----------   -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                          4,880,311       261,222      850,687       40,170
Changes from principal transactions:
   Purchase payments                                       557,071       540,933      383,179      726,830
   Transfers between sub-accounts and the
   company                                              (3,722,485)   (6,884,561)  (2,361,116)  (1,726,620)
   Withdrawals                                         (11,545,316)  (13,210,155)  (1,153,353)  (1,019,244)
   Annual contract fee                                     (42,625)      (53,676)     (27,701)     (36,719)
                                                      ------------  -----------   -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (14,753,355)  (19,607,459)  (3,158,991)  (2,055,753)
                                                      -----------   -----------   -----------  -----------
Total increase (decrease) in contract owners' equity    (9,873,044)  (19,346,237)  (2,308,304)  (2,015,583)

Contract owners' equity at beginning of period          75,793,916    95,140,153   14,347,555   16,363,138
                                                      ------------  ------------  -----------  -----------
Contract owners' equity at end of period              $ 65,920,872  $ 75,793,916  $12,039,251  $14,347,555
                                                      ============  ============  ===========  ===========

(1) On May 1, 2006, the Growth & Income sub-account was renamed U.S. Core sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      --------------------------------------------------
                                                         Blue Chip Growth- A        Blue Chip Growth- B
                                                      -------------------------  ------------------------
                                                          2006          2005         2006        2005
                                                      -----------  ------------  -----------  -----------
Income:
   Dividends                                          $   100,180  $    223,479  $     7,096  $        --
Expenses:
   Mortality and expense risk and administration
   charges                                                692,848       790,145      330,255      292,134
                                                      -----------  ------------  -----------  -----------
Net investment income (loss)                             (592,668)     (566,666)    (323,159)    (292,134)
Net realized gain (loss)                                 (771,782)   (1,814,466)   1,117,163      616,879
Unrealized appreciation (depreciation) during the
period                                                  4,849,621     4,263,555      724,698      561,605
                                                      -----------  ------------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         3,485,171     1,882,423    1,518,702      886,350
Changes from principal transactions:
   Purchase payments                                      447,640       352,740    1,488,206    5,386,270
   Transfers between sub-accounts and the
   company                                             (2,001,130)   (3,716,010)  (1,244,572)    (125,938)
   Withdrawals                                         (7,723,488)   (7,214,574)  (1,886,091)    (563,694)
   Annual contract fee                                    (28,795)      (33,759)     (36,756)     (31,901)
                                                      -----------  ------------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (9,305,773)  (10,611,603)  (1,679,213)   4,664,737
                                                      -----------  ------------  -----------  -----------
Total increase (decrease) in contract owners' equity   (5,820,602)   (8,729,180)    (160,511)   5,551,087
Contract owners' equity at beginning of period         51,219,468    59,948,648   21,253,198   15,702,111
                                                      -----------  ------------  -----------  -----------
Contract owners' equity at end of period              $45,398,866  $ 51,219,468  $21,092,687  $21,253,198
                                                      ===========  ============  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY- (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      --------------------------------------------------
                                                           Money Market- A              Money Market- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      ------------ -----------  -----------  -----------
Income:
   Dividends                                          $ 1,271,165  $   722,403  $ 1,303,975  $   513,522
Expenses:
   Mortality and expense risk and administration
   charges                                                447,589      423,826      507,287      347,456
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                              823,576      298,577      796,688      166,066
Net realized gain (loss)                                     (856)    (157,668)     (15,011)     151,156
Unrealized appreciation (depreciation) during the
period                                                          0            0            0            0
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           822,720      140,909      781,677       317,222
Changes from principal transactions:
   Purchase payments                                    1,091,589      783,956    7,581,160    6,023,309
   Transfers between sub-accounts and the
   company                                             (6,233,891)   3,701,684   11,594,710      876,816
   Withdrawals                                           (684,001)  (4,550,729)  (7,561,269)  (5,682,075)
   Annual contract fee                                    (18,346)     (16,225)     (55,615)     (51,214)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (5,844,649)     (81,314)  11,558,986    1,166,836
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   (5,021,929)      59,595   12,340,663    1,484,058
Contract owners' equity at beginning of period         29,896,750   29,837,155   21,020,411   19,536,353
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $24,874,821  $29,896,750  $33,361,074  $21,020,411
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ------------------------------------------------
                                                         Global Trust- A (2)      Global Trust- B (2)
                                                      ------------------------  ----------------------
                                                          2006         2005        2006        2005
                                                      -----------  -----------  ----------  ----------
Income:
   Dividends                                          $   290,111  $   314,018  $   48,207  $   35,881
Expenses:
   Mortality and expense risk and administration
   charges                                                309,808      337,487      67,306      49,691
                                                      -----------  -----------  ----------  ----------
Net investment income (loss)                              (19,697)     (23,469)    (19,099)    (13,810)
Net realized gain (loss)                                  291,383   (1,214,468)    177,777     139,434
Unrealized appreciation (depreciation) during the
period                                                  3,432,914    3,273,900     570,776     182,069
                                                      -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                         3,704,600    2,035,963     729,454     307,693
Changes from principal transactions:
   Purchase payments                                       84,395      131,528     331,707     381,992
   Transfers between sub-accounts and the
   company                                               (402,013)    (675,702)    (32,401)  1,000,125
   Withdrawals                                         (2,867,350)  (6,044,411)   (128,590)   (111,747)
   Annual contract fee                                    (13,171)     (14,211)    (13,181)     (9,676)
                                                      -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (3,198,139)  (6,602,796)    157,535   1,260,694
                                                      -----------  -----------  ----------  ----------
Total increase (decrease) in contract owners' equity      506,461   (4,566,833)    886,989   1,568,387
Contract owners' equity at beginning of period         21,566,916   26,133,749   3,839,258   2,270,871
                                                      -----------  -----------  ----------  ----------
Contract owners' equity at end of period              $22,073,377  $21,566,916  $4,726,247  $3,839,258
                                                      ===========  ===========  ==========  ==========

(2) On May 1, 2006, the Global Equity sub-account was renamed Global Trust sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      --------------------------------------------------
                                                           Global Bond- A            Global Bond- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $   77,389   $  386,525   $   149,501  $   417,351
Expenses:
   Mortality and expense risk and administration
   charges                                                90,132      102,611       211,561      141,124
                                                      ----------   ----------   -----------  -----------
Net investment income (loss)                             (12,743)     283,914       (62,060)     276,227
Net realized gain (loss)                                  71,233      118,004        (9,680)      75,621
Unrealized appreciation (depreciation) during the
period                                                   154,768     (973,363)      484,854   (1,093,236)
                                                      ----------   ----------   -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                          213,258     (571,445)      413,114     (741,388)
Changes from principal transactions:
   Purchase payments                                      15,399       40,389     4,774,187    2,833,616
   Transfers between sub-accounts and the
   company                                                81,480      446,490     2,441,238      403,235
   Withdrawals                                          (783,135)    (843,093)     (560,821)    (326,660)
   Annual contract fee                                    (3,363)      (3,809)      (15,520)     (14,303)
                                                      ----------   ----------   -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (689,619)    (360,023)    6,639,084    2,895,888
                                                      ----------   ----------   -----------  -----------
Total increase (decrease) in contract owners' equity    (476,361)    (931,468)    7,052,198    2,154,500
Contract owners' equity at beginning of period         6,327,812    7,259,280    10,257,363    8,102,863
                                                      ----------   ----------   -----------  -----------
Contract owners' equity at end of period              $5,851,451   $6,327,812   $17,309,561  $10,257,363
                                                      ==========   ==========   ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                              Sub-Account
                                                      ----------------------------------------------------------
                                                      U.S. Government Securities-A  U.S. Government Securities-B
                                                      ----------------------------  ----------------------------
                                                            2006         2005             2006         2005
                                                        -----------  -----------      -----------  -----------
Income:
   Dividends                                            $ 1,062,392  $   948,285      $   594,087  $   460,965
Expenses:
   Mortality and expense risk and administration
   charges                                                  332,964      395,776          212,424      240,834
                                                        -----------  -----------      -----------  -----------
Net investment income (loss)                                729,428      552,509          381,663      220,131
Net realized gain (loss)                                   (192,707)    (159,373)        (185,571)     (88,048)
Unrealized appreciation (depreciation) during the
period                                                       73,234     (396,915)         137,648     (141,987)
                                                        -----------  -----------      -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                             609,955       (3,779)         333,740       (9,904)
Changes from principal transactions:
   Purchase payments                                        135,557      248,583          523,225      704,179
   Transfers between sub-accounts and the
   company                                                 (912,037)  (1,956,645)      (1,019,960)  (1,350,039)
   Withdrawals                                           (3,081,280)  (3,762,882)      (2,053,816)    (889,150)
   Annual contract fee                                       (7,573)      (9,937)         (19,891)     (23,183)
                                                        -----------  -----------      -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             (3,865,333)  (5,480,881)      (2,570,442)  (1,558,193)
                                                        -----------  -----------      -----------  -----------
Total increase (decrease) in contract owners' equity     (3,255,378)  (5,484,660)      (2,236,702)  (1,568,097)
Contract owners' equity at beginning of period           22,794,777   28,279,437       13,188,411   14,756,508
                                                        -----------  -----------      -----------  -----------
Contract owners' equity at end of period                $19,539,399  $22,794,777      $10,951,709  $13,188,411
                                                        ===========  ===========      ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      --------------------------------------------------
                                                         Income & Value- A          Income & Value- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $   420,959  $   387,895  $   197,808  $   151,823
Expenses:
   Mortality and expense risk and administration
   charges                                                300,022      335,274      175,021      164,485
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                              120,937       52,621       22,787      (12,662)
Net realized gain (loss)                                  483,238     (314,934)     423,489      261,408
Unrealized appreciation (depreciation) during the
period                                                    753,849    1,003,673      255,973       98,435
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         1,358,024      741,360      702,249      347,181
Changes from principal transactions:
   Purchase payments                                      221,303       93,661      581,860      669,212
   Transfers between sub-accounts and the
   company                                               (158,180)  (1,232,708)    (403,628)      76,800
   Withdrawals                                         (3,627,008)  (3,288,229)    (804,844)    (234,066)
   Annual contract fee                                    (12,217)     (14,024)     (34,864)     (31,018)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (3,576,102)  (4,441,300)    (661,476)     480,928
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   (2,218,078)  (3,699,940)      40,773      828,109
Contract owners' equity at beginning of period         21,608,398   25,308,338   10,814,588    9,986,479
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $19,390,320  $21,608,398  $10,855,361  $10,814,588
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ----------------------------------------------------
                                                       Large Cap Growth- A (3)    Large Cap Growth- B (3)
                                                      ----------------------------------------------------
                                                          2006          2005         2006          2005
                                                      ------------  -----------  ------------  -----------
Income:
   Dividends                                          $     57,780  $   130,806  $     16,375  $    73,944
Expenses:
   Mortality and expense risk and administration
   charges                                                  76,660      259,241        63,833      205,957
                                                      ------------  -----------  ------------  -----------
Net investment income (loss)                               (18,880)    (128,435)      (47,458)    (132,013)
Net realized gain (loss)                                   593,464     (909,418)    1,587,609      565,104
Unrealized appreciation (depreciation) during the
period                                                    (284,825)     746,555    (1,321,430)    (643,953)
                                                      ------------  -----------  ------------  -----------
Net increase (decrease) in contract owners equity
from operations                                            289,759     (291,298)      218,721     (210,862)
Changes from principal transactions:
   Purchase payments                                        18,272      143,545       318,565    1,026,996
   Transfers between sub-accounts and the
   company                                             (15,273,652)    (855,934)  (12,346,823)    (848,475)
   Withdrawals                                            (760,944)  (2,272,989)     (780,868)    (791,960)
   Annual contract fee                                      (4,565)     (11,438)      (18,583)     (43,565)
                                                      ------------  -----------  ------------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (16,020,889)  (2,996,816)  (12,827,709)    (657,004)
                                                      ------------  -----------  ------------  -----------
Total increase (decrease) in contract owners' equity   (15,731,130)  (3,288,114)  (12,608,988)    (867,866)
Contract owners' equity at beginning of period          15,731,130   19,019,244    12,608,988   13,476,854
                                                      ------------  -----------  ------------  -----------
Contract owners' equity at end of period              $         --  $15,731,130  $         --  $12,608,988
                                                      ============  ===========  ============  ===========

(3) On May 1, 2006, the Large Cap Growth sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ---------------------------------------------------
                                                           Equity-Income- A          Equity-Income- B
                                                      -------------------------  ------------------------
                                                          2006         2005          2006         2005
                                                      -----------  ------------  -----------  -----------
Income:
   Dividends                                          $ 4,999,039  $  3,382,991  $ 2,658,350  $ 1,292,904
Expenses:
   Mortality and expense risk and administration
   charges                                                936,597     1,016,691      553,267      494,998
                                                      -----------  ------------  -----------  -----------
Net investment income (loss)                            4,062,442     2,366,300    2,105,083      797,906
Net realized gain (loss)                                1,475,888       (76,187)   1,431,458      766,599
Unrealized appreciation (depreciation) during the
period                                                  4,625,087      (770,439)   1,900,710     (829,555)
                                                      -----------  ------------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                        10,163,417     1,519,674    5,437,251      734,950
Changes from principal transactions:
   Purchase payments                                      236,841       422,900    2,306,441    5,329,586
   Transfers between sub-accounts and the
   company                                               (651,126)   (1,766,898)  (1,071,719)   1,925,958
   Withdrawals                                         (9,196,663)   (9,805,552)  (2,627,874)  (1,373,547)
   Annual contract fee                                    (36,318)      (39,835)     (74,673)     (66,596)
                                                      -----------  ------------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (9,647,266)  (11,189,385)  (1,467,825)   5,815,401
                                                      -----------  ------------  -----------  -----------
Total increase (decrease) in contract owners' equity      516,151    (9,669,711)   3,969,426    6,550,351
Contract owners' equity at beginning of period         64,542,166    74,211,877   33,757,369   27,207,018
                                                      -----------  ------------  -----------  -----------
Contract owners' equity at end of period              $65,058,317  $ 64,542,166  $37,726,795  $33,757,369
                                                      ===========  ============  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      --------------------------------------------------
                                                          Strategic Bond-A          Strategic Bond-B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $ 1,114,130  $   541,262  $   935,284  $   223,912
Expenses:
   Mortality and expense risk and administration
   charges                                                244,214      278,472      224,828      188,325
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                              869,916      262,790      710,456       35,587
Net realized gain (loss)                                  251,132      809,645        5,208      114,354
Unrealized appreciation (depreciation) during the
period                                                   (287,610)    (860,155)     (45,143)     (59,385)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           833,438      212,280      670,521       90,556
Changes from principal transactions:
   Purchase payments                                       43,668       42,619    1,145,204    4,713,246
   Transfers between sub-accounts and the
   company                                              1,061,745     (601,473)      58,217      300,141
   Withdrawals                                         (2,914,550)  (3,894,242)  (1,158,639)    (448,209)
   Annual contract fee                                     (8,807)     (10,511)     (16,596)     (15,048)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,817,944)  (4,463,607)      28,186    4,550,130
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity     (984,506)  (4,251,327)     698,707    4,640,686
Contract owners' equity at beginning of period         16,525,853   20,777,180   13,674,689    9,034,003
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $15,541,347  $16,525,853  $14,373,396  $13,674,689
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ------------------------------------------------
                                                           All Cap Core- A          All Cap Core- B
                                                      ------------------------  ----------------------
                                                          2006         2005        2006        2005
                                                      -----------  -----------  ----------  ----------
Income:
   Dividends                                          $    71,918  $    88,776  $    6,659  $    5,357
Expenses:
   Mortality and expense risk and administration
      charges                                             144,509      163,097      20,902      15,016
                                                      -----------  -----------  ----------  ----------
Net investment income (loss)                              (72,591)     (74,321)    (14,243)     (9,659)
Net realized gain (loss)                                 (289,378)  (1,259,761)     67,149      25,619
Unrealized appreciation (depreciation) during the
   period                                               1,590,589    2,106,711      98,393      65,202
                                                      -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners equity
   from operations                                      1,228,620      772,629     151,299      81,162
Changes from principal transactions:
   Purchase payments                                       64,323       67,152      82,088      80,625
   Transfers between sub-accounts and the
   company                                               (785,825)    (874,437)    (14,958)    303,091
   Withdrawals                                         (1,496,532)  (1,772,683)    (67,509)    (58,385)
   Annual contract fee                                     (5,949)      (6,984)     (3,916)     (2,365)
                                                      -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (2,223,983)  (2,586,952)     (4,295)    322,966
                                                      -----------  -----------  ----------  ----------
Total increase (decrease) in contract owners' equity     (995,363)  (1,814,323)    147,004     404,128
Contract owners' equity at beginning of period         10,530,253   12,344,576   1,194,292     790,164
                                                      -----------  -----------  ----------  ----------
Contract owners' equity at end of period              $ 9,534,890  $10,530,253  $1,341,296  $1,194,292
                                                      ===========  ===========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      -------------------------------------------------
                                                          All Cap Growth- A        All Cap Growth- B
                                                      ------------------------  -----------------------
                                                          2006         2005         2006        2005
                                                      -----------  -----------  -----------  ----------
Income:
   Dividends                                          $        --  $        --  $        --  $      --
Expenses:
   Mortality and expense risk and administration
   charges                                                260,736      293,443       73,477      78,621
                                                      -----------  -----------  -----------  ----------
Net investment income (loss)                             (260,736)    (293,443)     (73,477)    (78,621)
Net realized gain (loss)                                 (410,797)  (2,372,078)     420,409     213,222
Unrealized appreciation (depreciation) during the
period                                                  1,549,277    3,969,952     (137,086)    175,455
                                                      -----------  -----------  -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                           877,744    1,304,431      209,846     310,056
Changes from principal transactions:
   Purchase payments                                      162,745      158,540      300,973     131,878
   Transfers between sub-accounts and the
   company                                               (857,774)  (1,406,615)     (43,563)   (452,269)
   Withdrawals                                         (2,821,069)  (2,954,282)  (1,122,550)   (258,008)
   Annual contract fee                                    (12,473)     (14,052)     (14,204)    (14,701)
                                                      -----------  -----------  -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (3,528,571)  (4,216,409)    (879,344)   (593,100)
                                                      -----------  -----------  -----------  ----------
Total increase (decrease) in contract owners' equity   (2,650,827)  (2,911,978)    (669,498)   (283,044)
Contract owners' equity at beginning of period         19,308,031   22,220,009    4,922,801   5,205,845
                                                      -----------  -----------  -----------  ----------
Contract owners' equity at end of period              $16,657,204  $19,308,031  $ 4,253,303  $4,922,801
                                                      ===========  ===========  ===========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Sub-Account
                                                      ------------------------------------------------------
                                                      International Small Cap- A  International Small Cap- B
                                                      --------------------------  --------------------------
                                                           2006         2005           2006        2005
                                                       -----------  -----------     ----------  ----------
Income:
   Dividends                                           $    88,177  $    66,486     $   56,902  $   10,652
Expenses:
   Mortality and expense risk and administration
      charges                                              109,401      109,257         95,965      74,427
                                                       -----------  -----------     ----------  ----------
Net investment income (loss)                               (21,224)     (42,771)       (39,063)    (63,775)
Net realized gain (loss)                                   919,298    1,437,895        510,369     344,553
Unrealized appreciation (depreciation) during the
   period                                                  805,777     (722,186)       837,653      82,907
                                                       -----------  -----------     ----------  ----------
Net increase (decrease) in contract owners equity
   from operations                                       1,703,851      672,938      1,308,959     363,685
Changes from principal transactions:
   Purchase payments                                        27,220       29,216        675,068     533,614
   Transfers between sub-accounts and the
   company                                                 860,709     (634,378)       272,839    (269,784)
   Withdrawals                                          (1,276,094)  (1,223,744)      (255,770)    (63,414)
   Annual contract fee                                      (5,004)      (4,996)       (15,681)    (13,602)
                                                       -----------  -----------     ----------  ----------
Net increase (decrease) in contract owners' equity
   from principal transactions:                           (393,169)  (1,833,902)       676,456     186,814
                                                       -----------  -----------     ----------  ----------
Total increase (decrease) in contract owners' equity     1,310,682   (1,160,964)     1,985,415     550,499
Contract owners' equity at beginning of period           6,725,873    7,886,837      4,950,355   4,399,856
                                                       -----------  -----------     ----------  ----------
Contract owners' equity at end of period               $ 8,036,555  $ 6,725,873     $6,935,770  $4,950,355
                                                       ===========  ===========     ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      -----------------------------------------------
                                                        Pacific Rim -A (4)       Pacific Rim -B (4)
                                                      ----------------------  -----------------------
                                                         2006        2005         2006        2005
                                                      ----------  ----------  -----------  ----------
Income:
   Dividends                                          $   32,750  $   26,715  $    31,206  $   16,619
Expenses:
   Mortality and expense risk and administration
   charges                                                49,493      42,189       65,414      40,350
                                                      ----------  ----------  -----------  ----------
Net investment income (loss)                             (16,743)    (15,474)     (34,208)    (23,731)
Net realized gain (loss)                                 545,287     224,287      556,356     239,071
Unrealized appreciation (depreciation) during the
period                                                  (246,008)    432,178     (219,437)    410,575
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          282,536     640,991      302,711     625,915
Changes from principal transactions:
   Purchase payments                                      21,085      22,943      886,932     357,244
   Transfers between sub-accounts and the
   company                                              (251,368)    481,731   (1,088,754)  1,092,358
   Withdrawals                                          (496,397)   (368,292)    (203,569)    (55,091)
   Annual contract fee                                    (1,811)     (1,678)     (11,514)     (7,090)
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (728,491)    134,704     (416,905)  1,387,421
                                                      ----------  ----------  -----------  ----------
Total increase (decrease) in contract owners' equity    (445,955)    775,695     (114,194)  2,013,336
Contract owners' equity at beginning of period         3,580,965   2,805,270    4,082,731   2,069,395
                                                      ----------  ----------  -----------  ----------
Contract owners' equity at end of period              $3,135,010  $3,580,965  $ 3,968,537  $4,082,731
                                                      ==========  ==========  ===========  ==========

(4) On May 1, 2006, the Pacific Rim Emerging Markets sub-account was renamed Pacific Rim sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      --------------------------------------------------
                                                       Science & Technology- A   Science & Technology- B
                                                      ------------------------  ------------------------
                                                         2006          2005         2006        2005
                                                      -----------  -----------   ----------  ----------
Income:
   Dividends                                          $        --  $        --   $      --   $        --
Expenses:
   Mortality and expense risk and administration
   charges                                                218,124      258,491       93,497       97,912
                                                      -----------  -----------   ----------  -----------
Net investment income (loss)                             (218,124)    (258,491)     (93,497)     (97,912)
Net realized gain (loss)                               (1,975,309)  (5,894,006)      82,741       92,001
Unrealized appreciation (depreciation) during the
period                                                  2,688,193    6,138,903      164,808      (75,965)
                                                      -----------  -----------   ----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           494,760      (13,594)     154,052      (81,876)
Changes from principal transactions:
   Purchase payments                                      191,328      196,968      291,047      396,269
   Transfers between sub-accounts and the
   company                                             (1,154,221)  (1,520,231)    (516,316)  (1,233,233)
   Withdrawals                                         (2,126,599)  (2,012,759)    (580,398)    (302,850)
   Annual contract fee                                    (13,642)     (16,035)     (21,153)     (21,402)
                                                      -----------  -----------   ----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (3,103,134)  (3,352,057)    (826,820)  (1,161,216)
                                                      -----------  -----------   ----------  -----------
Total increase (decrease) in contract owners' equity   (2,608,374)  (3,365,651)    (672,768)  (1,243,092)
Contract owners' equity at beginning of period         16,553,377   19,919,028    6,362,116    7,605,208
                                                      -----------  -----------   ----------  -----------
Contract owners' equity at end of period              $13,945,003  $16,553,377   $5,689,348  $ 6,362,116
                                                      ===========  ===========   ==========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ---------------------------------------------------
                                                      Emerging Small Company- A  Emerging Small Company-B
                                                      -------------------------  ------------------------
                                                           2006         2005         2006        2005
                                                       -----------  -----------   ----------  ----------
Income:
   Dividends                                           $   345,860  $        --   $  288,406  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                  95,858      104,810       85,699      78,862
                                                       -----------  -----------   ----------  ----------
Net investment income (loss)                               250,002     (104,810)     202,707     (78,862)
Net realized gain (loss)                                    61,550     (319,072)     221,812     293,031
Unrealized appreciation (depreciation) during the
period                                                    (224,141)     623,708     (402,375)    (49,243)
                                                       -----------  -----------   ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                             87,411      199,826       22,144     164,926
Changes from principal transactions:
   Purchase payments                                        56,814       41,582      268,115     338,995
   Transfers between sub-accounts and the
   company                                                (198,620)    (523,928)    (249,444)   (167,826)
   Withdrawals                                            (975,770)    (843,076)    (399,888)   (160,231)
   Annual contract fee                                      (4,182)      (4,692)     (17,266)    (15,971)
                                                       -----------  -----------   ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (1,121,758)  (1,330,114)    (398,483)     (5,033)
                                                       -----------  -----------   ----------  ----------
Total increase (decrease) in contract owners' equity    (1,034,347)  (1,130,288)    (376,339)    159,893
Contract owners' equity at beginning of period           6,900,745    8,031,033    5,343,276   5,183,383
                                                       -----------  -----------   ----------  ----------
Contract owners' equity at end of period               $ 5,866,398  $ 6,900,745   $4,966,937  $5,343,276
                                                       ===========  ===========   ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ----------------------------------------------------
                                                      International Core- A (5)  International Core- B (5)
                                                      -------------------------  -------------------------
                                                           2006        2005           2006        2005
                                                        ----------  ----------     ----------  ----------
Income:
   Dividends                                            $  243,950  $   32,271     $  106,418  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                  71,652      63,876         37,028      21,561
                                                        ----------  ----------     ----------  ----------
Net investment income (loss)                               172,298     (31,605)        69,390     (21,561)
Net realized gain (loss)                                   339,140      79,988        355,989     103,799
Unrealized appreciation (depreciation) during the
period                                                     440,223     517,699         44,382     105,308
                                                        ----------  ----------     ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                            951,661     566,082        469,761     187,546
Changes from principal transactions:
   Purchase payments                                        44,628      47,411        329,528     115,827
   Transfers between sub-accounts and the
   company                                                 314,946     130,997        935,327      57,915
   Withdrawals                                            (580,704)   (416,090)      (186,565)    (24,486)
   Annual contract fee                                      (2,430)     (2,395)        (5,813)     (3,644)
                                                        ----------  ----------     ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                              (223,560)   (240,077)     1,072,477     145,612
                                                        ----------  ----------     ----------  ----------
Total increase (decrease) in contract owners' equity       728,101     326,005      1,542,238     333,158
Contract owners' equity at beginning of period           4,495,292   4,169,287      1,580,759   1,247,601
                                                        ----------  ----------     ----------  ----------
Contract owners' equity at end of period                $5,223,393  $4,495,292     $3,122,997  $1,580,759
                                                        ==========  ==========     ==========  ==========

(5) On May 1, 2006, the International Stock sub-account was renamed International Core sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ------------------------------------------------
                                                               Value- A                Value- B
                                                      ------------------------  ----------------------
                                                          2006         2005        2006        2005
                                                      -----------  -----------  ----------  ----------
Income:
   Dividends                                          $ 1,689,379  $    74,276  $  556,993  $   14,843
Expenses:
   Mortality and expense risk and administration
      charges                                             176,590      176,248      67,172      55,139
                                                      -----------  -----------  ----------  ----------
Net investment income (loss)                            1,512,789     (101,972)    489,821     (40,296)
Net realized gain (loss)                                  526,096      426,175     362,414     147,419
Unrealized appreciation (depreciation) during the
   period                                                   9,705      845,951    (107,071)    249,073
                                                      -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners equity
   from operations                                      2,048,590    1,170,154     745,164     356,196
Changes from principal transactions:
   Purchase payments                                       53,974       97,751     602,408     358,411
   Transfers between sub-accounts and the
   company                                                321,324     (571,952)    124,653     (71,988)
   Withdrawals                                         (1,493,339)  (1,475,715)   (414,340)    (68,481)
   Annual contract fee                                     (5,976)      (6,017)     (9,686)     (7,954)
                                                      -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (1,124,017)  (1,955,933)    303,035     209,988
                                                      -----------  -----------  ----------  ----------
Total increase (decrease) in contract owners' equity      924,573     (785,779)  1,048,199     566,184
Contract owners' equity at beginning of period         11,533,623   12,319,402   3,737,429   3,171,245
                                                      -----------  -----------  ----------  ----------
Contract owners' equity at end of period              $12,458,196  $11,533,623  $4,785,628  $3,737,429
                                                      ===========  ===========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      --------------------------------------------------
                                                             Real Estate               Real Estate
                                                            Securities- A             Securities- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $ 1,919,740  $ 1,450,147  $ 2,468,436  $ 1,651,659
Expenses:
   Mortality and expense risk and administration
   charges                                                155,682      139,753      221,081      175,900
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                            1,764,058    1,310,394    2,247,355    1,475,759
Net realized gain (loss)                                  598,372    1,083,028      576,674      652,477
Unrealized appreciation (depreciation) during the
period                                                    697,774   (1,591,956)   1,321,809   (1,162,570)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         3,060,204      801,466    4,145,838      965,666
Changes from principal transactions:
   Purchase payments                                       74,405      120,248    1,353,844    2,072,611
   Transfers between sub-accounts and the
   company                                                 98,281     (366,172)    (764,388)    (789,514)
   Withdrawals                                           (991,873)  (1,172,163)    (947,170)    (398,437)
   Annual contract fee                                     (5,930)      (6,020)     (26,131)     (26,784)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             (825,117)  (1,424,107)    (383,845)     857,876
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity    2,235,087     (622,641)   3,761,993    1,823,542
Contract owners' equity at beginning of period          8,903,056    9,525,697   11,818,404    9,994,862
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $11,138,143  $ 8,903,056  $15,580,397  $11,818,404
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      --------------------------------------------------
                                                            High Yield- A             High Yield- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $   639,652  $   543,694  $   759,056  $   458,024
Expenses:
   Mortality and expense risk and administration
   charges                                                147,728      179,093      180,572      212,024
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                              491,924      364,601      578,484      246,000
Net realized gain (loss)                                  185,543      540,228       85,758      566,218
Unrealized appreciation (depreciation) during the
period                                                     73,623     (689,722)     192,701     (576,219)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           751,090      215,107      856,943      235,999
Changes from principal transactions:
   Purchase payments                                       13,829       94,464      667,321      968,251
   Transfers between sub-accounts and the
   company                                               (486,256)  (1,422,060)    (613,699)  (3,514,261)
   Withdrawals                                         (1,370,262)  (1,685,660)    (996,712)    (755,403)
   Annual contract fee                                     (5,244)      (5,889)     (18,452)     (20,561)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,847,933)  (3,019,145)    (961,542)  (3,321,974)
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   (1,096,843)  (2,804,038)    (104,599)  (3,085,975)
Contract owners' equity at beginning of period         10,070,617   12,874,655   11,997,304   15,083,279
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $ 8,973,774  $10,070,617  $11,892,705  $11,997,304
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ------------------------------------------------------
                                                      Lifestyle Aggressive -A(6)  Lifestyle Aggressive -B(6)
                                                      --------------------------  --------------------------
                                                          2006         2005            2006         2005
                                                       ----------  -----------     -----------  -----------
Income:
   Dividends                                           $1,476,405  $   195,161     $16,141,376  $ 1,626,920
Expenses:
   Mortality and expense risk and administration
   charges                                                 82,295       89,328         886,372      764,969
                                                       ----------  -----------     -----------  -----------
Net investment income (loss)                            1,394,110      105,833      15,255,004      861,951
Net realized gain (loss)                                  152,032       78,555         947,456    1,225,719
Unrealized appreciation (depreciation) during the
period                                                   (862,318)     300,807      (9,030,540)   2,326,301
                                                       ----------  -----------     -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           683,824      485,195       7,171,920    4,413,971
Changes from principal transactions:
   Purchase payments                                       98,336      155,563       2,768,625    2,491,886
   Transfers between sub-accounts and the
   company                                               (246,474)    (350,681)     (1,008,230)   2,602,887
   Withdrawals                                           (654,651)    (812,477)     (4,288,213)  (2,098,381)
   Annual contract fee                                     (5,221)      (5,332)       (230,995)    (212,204)
                                                       ----------  -----------     -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             (808,010)  (1,012,927)     (2,758,813)   2,784,188
                                                       ----------  -----------     -----------  -----------
Total increase (decrease) in contract owners' equity     (124,186)    (527,732)      4,413,107    7,198,159
Contract owners' equity at beginning of period          5,513,916    6,041,648      53,630,798   46,432,639
                                                       ----------  -----------     -----------  -----------
Contract owners' equity at end of period               $5,389,730  $ 5,513,916     $58,043,905  $53,630,798
                                                       ==========  ===========     ===========  ===========

(6) On May 1, 2006, the Lifestyle Aggressive 1000 sub-account was renamed Lifestyle Aggressive sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ----------------------------------------------------
                                                       Lifestyle Growth -A (7)    Lifestyle Growth -B (7)
                                                      ------------------------  --------------------------
                                                          2006         2005         2006          2005
                                                      -----------  -----------  ------------  ------------
Income:
   Dividends                                          $ 4,400,699  $ 1,141,621  $ 59,262,252  $  6,668,786
Expenses:
   Mortality and expense risk and administration
   charges                                                527,132      505,613     8,506,585     3,808,191
                                                      -----------  -----------  ------------  ------------
Net investment income (loss)                            3,873,567      636,008    50,755,667     2,860,595
Net realized gain (loss)                                  540,024      549,892     3,092,886     3,582,090
Unrealized appreciation (depreciation) during the
period                                                   (718,878)   1,053,522     5,551,586    12,708,450
                                                      -----------  -----------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                         3,694,713    2,239,422    59,400,139    19,151,135
Changes from principal transactions:
   Purchase payments                                      277,797      380,555   272,268,763   178,127,668
   Transfers between sub-accounts and the
   company                                              2,340,131    1,886,229    33,635,379     5,763,283
   Withdrawals                                         (3,652,666)  (5,857,424)  (17,655,372)   (5,845,293)
   Annual contract fee                                    (24,283)     (26,065)     (560,879)     (414,322)
                                                      -----------  -----------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,059,021)  (3,616,705)  287,687,891   177,631,336
                                                      -----------  -----------  ------------  ------------
Total increase (decrease) in contract owners' equity    2,635,692   (1,377,283)  347,088,030   196,782,471
Contract owners' equity at beginning of period         32,112,400   33,489,683   359,980,727   163,198,256
                                                      -----------  -----------  ------------  ------------
Contract owners' equity at end of period              $34,748,092  $32,112,400  $707,068,757  $359,980,727
                                                      ===========  ===========  ============  ============

(7) On May 1, 2006, the Lifestyle Growth 820 sub-account was renamed Lifestyle Growth sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      -----------------------------------------------------
                                                      Lifestyle Balanced -A (8)   Lifestyle Balanced -B (8)
                                                      -------------------------  --------------------------
                                                          2006         2005          2006          2005
                                                      -----------  ------------  ------------  ------------
Income:
   Dividends                                          $ 6,606,190  $ 3,100,740   $ 54,562,825  $ 11,395,885
Expenses:
   Mortality and expense risk and administration
   charges                                                860,026      868,774      8,203,793     4,126,236
                                                      -----------  -----------   ------------  ------------
Net investment income (loss)                            5,746,164    2,231,966     46,359,032     7,269,649
Net realized gain (loss)                                1,004,796      743,469      3,494,149     1,185,411
Unrealized appreciation (depreciation) during the
period                                                   (985,821)     (85,024)     3,876,654     7,247,736
                                                      -----------  -----------   ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                         5,765,139    2,890,411     53,729,835    15,702,796
Changes from principal transactions:
   Purchase payments                                      304,061      389,153     187,557,519   177,737,385
   Transfers between sub-accounts and the
   company                                              1,522,248    3,746,305     30,444,416    32,200,881
   Withdrawals                                         (7,949,637)  (7,290,668)   (22,543,815)   (8,258,157)
   Annual contract fee                                    (28,179)     (29,709)      (523,957)     (326,295)
                                                      -----------  -----------   ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (6,151,507)  (3,184,919)   194,934,163   201,353,814
                                                      -----------  -----------   ------------  ------------
Total increase (decrease) in contract owners' equity     (386,368)    (294,508)   248,663,998   217,056,610
Contract owners' equity at beginning of period         56,457,735   56,752,243    388,166,829   171,110,219
                                                      -----------  -----------   ------------  ------------
Contract owners' equity at end of period              $56,071,367  $56,457,735   $636,830,827  $388,166,829
                                                      ===========  ===========   ============  ============

(8) On May 1, 2006, the Lifestyle Balanced 640 sub-account was renamed Lifestyle Balanced sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      -----------------------------------------------------
                                                      Lifestyle Moderate -A (9)  Lifestyle Moderate -B (9)
                                                      -------------------------  --------------------------
                                                          2006         2005          2006          2005
                                                      -----------  ------------  ------------  ------------
Income:
   Dividends                                          $ 2,508,290  $ 1,957,184   $ 12,191,696  $  5,201,848
Expenses:
   Mortality and expense risk and administration
   charges                                                435,073      443,128      2,367,615     1,412,573
                                                      -----------  -----------   ------------  ------------
Net investment income (loss)                            2,073,217    1,514,056      9,824,081     3,789,275
Net realized gain (loss)                                  481,039      349,037        578,254       628,784
Unrealized appreciation (depreciation) during the
period                                                   (312,527)  (1,208,884)     1,883,208    (1,845,450)
                                                      -----------  -----------   ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                         2,241,729      654,209     12,285,543     2,572,609
Changes from principal transactions:
   Purchase payments                                       87,798      128,113     41,472,743    45,504,190
   Transfers between sub-accounts and the
   company                                              1,754,218    1,695,588      9,895,343     8,711,216
   Withdrawals                                         (3,534,621)  (3,865,532)    (7,970,583)   (4,537,780)
   Annual contract fee                                    (11,182)     (11,044)      (136,937)      (98,020)
                                                      -----------  -----------   ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,703,787)  (2,052,875)    43,260,566    49,579,606
                                                      -----------  -----------   ------------  ------------
Total increase (decrease) in contract owners' equity      537,942   (1,398,666)    55,546,109    52,152,215
Contract owners' equity at beginning of period         26,757,305   28,155,971    116,397,155    64,244,940
                                                      -----------  -----------   ------------  ------------
Contract owners' equity at end of period              $27,295,247  $26,757,305   $171,943,264  $116,397,155
                                                      ===========  ===========   ============  ============

(9) On May 1, 2006, the Lifestyle Moderate 460 sub-account was renamed Lifestyle Moderate sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                              Sub-Account
                                                      ---------------------------------------------------------------
                                                      Lifestyle Conservative - A (10)  Lifestyle Conservative -B (10)
                                                      -------------------------------  ------------------------------
                                                             2006        2005                 2006        2005
                                                         -----------  -----------         -----------  -----------
Income:
   Dividends                                             $ 1,160,656  $ 1,215,736         $ 4,436,848  $ 3,012,392
Expenses:
   Mortality and expense risk and administration
   charges                                                   246,626      247,717           1,012,833      705,706
                                                         -----------  -----------         -----------  -----------
Net investment income (loss)                                 914,030      968,019           3,424,015    2,306,686
Net realized gain (loss)                                      92,480      273,681            (703,201)     244,051
Unrealized appreciation (depreciation) during the
period                                                         1,002   (1,061,998)          1,152,897   (1,967,164)
                                                         -----------  -----------         -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                            1,007,512      179,702           3,873,711      583,573
Changes from principal transactions:
   Purchase payments                                         135,194      147,168          10,784,404   16,860,377
   Transfers between sub-accounts and the
   company                                                   361,264      692,701           4,585,056    5,377,401
   Withdrawals                                            (1,409,087)  (1,752,399)         (3,248,194)  (1,935,659)
   Annual contract fee                                       (10,289)      (9,400)            (64,363)     (53,255)
                                                         -----------  -----------         -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                                (922,918)    (921,930)         12,056,903   20,248,864
                                                         -----------  -----------         -----------  -----------
Total increase (decrease) in contract owners' equity          84,594     (742,228)         15,930,614   20,832,437
Contract owners' equity at beginning of period            15,366,540   16,108,768          53,305,870   32,473,433
                                                         -----------  -----------         -----------  -----------
Contract owners' equity at end of period                 $15,451,134  $15,366,540         $69,236,484  $53,305,870
                                                         ===========  ===========         ===========  ===========

(10) On May 1, 2006, the Lifestyle Conservative 280 sub-account was renamed Lifestyle Conservative sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      --------------------------------------------------
                                                       Small Company Value- A    Small Company Value- B
                                                      ------------------------  ------------------------
                                                          2006        2005          2006        2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $ 2,049,149  $   261,026  $ 3,375,562  $   326,658
Expenses:
   Mortality and expense risk and administration
   charges                                                198,107      204,390      361,099      315,858
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                            1,851,042       56,636    3,014,463       10,800
Net realized gain (loss)                                1,532,470    1,151,712    1,537,203      878,665
Unrealized appreciation (depreciation) during the
period                                                 (1,766,981)    (622,660)  (1,827,566)     113,311
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         1,616,531      585,688    2,724,100    1,002,776
Changes from principal transactions:
   Purchase payments                                       75,193       68,108    1,476,550    1,982,896
   Transfers between sub-accounts and the
   company                                             (1,277,036)    (744,098)    (703,512)    (183,180)
   Withdrawals                                         (1,980,912)  (1,845,271)  (1,972,646)    (782,387)
   Annual contract fee                                     (7,530)      (7,621)     (56,562)     (49,907)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners'
equity from principal transactions:                    (3,190,285)  (2,528,882)  (1,256,170)     967,422
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners'
equity                                                 (1,573,754)  (1,943,194)   1,467,930    1,970,198
Contract owners' equity at beginning of period         12,879,390   14,822,584   21,022,087   19,051,889
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $11,305,636  $12,879,390  $22,490,017  $21,022,087
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -(CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      --------------------------------------------------
                                                       International Value- A    International Value- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006        2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $ 1,178,784  $   159,395  $ 1,254,065  $   287,535
Expenses:
   Mortality and expense risk and administration
   charges                                                278,208      210,792      327,489      259,979
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                              900,576      (51,397)     926,576       27,556
Net realized gain (loss)                                  969,484      909,416    1,743,288    1,471,574
Unrealized appreciation (depreciation) during the
period                                                  2,710,517      826,146    2,386,674       15,574
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         4,580,577    1,684,165    5,056,538    1,514,704
Changes from principal transactions:
   Purchase payments                                      120,809       76,121    1,675,774    1,522,126
   Transfers between sub-accounts and the
   company                                                527,991   10,748,238     (571,637)   2,862,559
   Withdrawals                                         (2,623,418)  (1,863,884)  (1,349,145)    (352,318)
   Annual contract fee                                    (10,741)     (11,495)     (61,135)     (51,010)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,985,359)   8,948,980     (306,143)   3,981,357
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity    2,595,218   10,633,145    4,750,395    5,496,061
Contract owners' equity at beginning of period         17,394,329    6,761,184   18,689,585   13,193,524
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $19,989,547  $17,394,329  $23,439,980  $18,689,585
                                                      ===========  ===========  ===========  ===========


See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      --------------------------------------------------
                                                           Total Return- A           Total Return- B
                                                      ------------------------  ------------------------
                                                          2006         2005        2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $ 1,094,016  $ 1,810,939  $ 1,088,609  $ 1,590,364
Expenses:
   Mortality and expense risk and administration
   charges                                                511,625      594,449      534,055      590,253
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                              582,391    1,216,490      554,554    1,000,111
Net realized gain (loss)                                 (120,654)     (25,735)    (286,502)    (241,026)
Unrealized appreciation (depreciation) during the
period                                                    108,801     (900,231)     306,606     (529,832)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           570,538      290,524      574,658      229,253
Changes from principal transactions:
   Purchase payments                                      194,635      189,810    1,300,202    1,773,051
   Transfers between sub-accounts and the
   company                                               (531,141)  (1,549,050)  (1,765,903)    (307,289)
   Withdrawals                                         (4,700,350)  (4,566,111)  (4,138,451)  (2,144,250)
   Annual contract fee                                    (13,321)     (15,816)     (73,457)     (80,488)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (5,050,177)  (5,941,167)  (4,677,609)    (758,976)
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   (4,479,639)  (5,650,643)  (4,102,951)    (529,723)
Contract owners' equity at beginning of period         33,956,035   39,606,678   35,980,388   36,510,111
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $29,476,396  $33,956,035  $31,877,437  $35,980,388
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      --------------------------------------------------
                                                          U.S. Large Cap- A         U.S. Large Cap- B
                                                      ------------------------  ------------------------
                                                         2006          2005         2006        2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $    87,661  $    75,435  $    51,535  $    16,666
Expenses:
   Mortality and expense risk and administration
   charges                                                234,938      260,576      208,637      230,454
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                             (147,277)    (185,141)    (157,102)    (213,788)
Net realized gain (loss)                                  746,949      416,831    1,144,450      994,682
Unrealized appreciation (depreciation) during the
period                                                    688,126      393,465       78,023     (257,916)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         1,287,798      625,155    1,065,371      522,978
Changes from principal transactions:
   Purchase payments                                      108,696      129,872      790,556      600,513
   Transfers between sub-accounts and the
   company                                               (818,123)  (1,090,798)    (878,837)  (1,948,105)
   Withdrawals                                         (2,155,790)  (2,011,639)  (2,215,289)    (591,708)
   Annual contract fee                                     (9,837)     (10,979)     (43,518)     (47,309)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (2,875,054)  (2,983,544)  (2,347,088)  (1,986,609)
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   (1,587,256)  (2,358,389)  (1,281,717)  (1,463,631)
Contract owners' equity at beginning of period         16,086,275   18,444,664   13,842,979   15,306,610
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $14,499,019  $16,086,275  $12,561,262  $13,842,979
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      --------------------------------------------------
                                                           Mid Cap Stock- A          Mid Cap Stock- B
                                                      ------------------------  ------------------------
                                                          2006        2005          2006        2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $   829,036  $   302,291  $   827,112  $   444,744
Expenses:
   Mortality and expense risk and administration
   charges                                                302,361      237,985      311,065      242,405
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                              526,675       64,306      516,047      202,339
Net realized gain (loss)                                1,353,787    1,310,430    1,013,140      937,296
Unrealized appreciation (depreciation) during the
period                                                    231,087    2,049,538      659,186    1,493,620
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         2,111,549    3,424,274    2,188,373    2,633,255
Changes from principal transactions:
   Purchase payments                                      369,839      132,619    1,080,675    1,175,811
   Transfers between sub-accounts and the
   company                                               (312,351)   9,083,373     (540,111)   3,499,655
   Withdrawals                                         (2,083,106)  (1,863,795)  (1,012,370)    (686,092)
   Annual contract fee                                    (11,889)      (8,017)     (61,355)     (48,800)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (2,037,507)   7,344,180     (533,161)   3,940,574
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity       74,042   10,768,454    1,655,212    6,573,829
Contract owners' equity at beginning of period         19,433,995    8,665,541   19,219,560   12,645,731
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $19,508,037  $19,433,995  $20,874,772  $19,219,560
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      -----------------------------------------------
                                                        Global Allocation-A     Global Allocation-B
                                                      ----------------------  -----------------------
                                                         2006        2005         2006        2005
                                                      ----------  ----------  -----------  ----------
Income:
   Dividends                                          $   29,889  $   28,007  $    83,937  $   37,227
Expenses:
   Mortality and expense risk and administration
   charges                                                42,099      42,263      185,180      89,313
                                                      ----------  ----------  -----------  ----------
Net investment income (loss)                             (12,210)    (14,256)    (101,243)    (52,086)
Net realized gain (loss)                                 162,240      35,502      196,479     162,241
Unrealized appreciation (depreciation) during the
period                                                   156,714     102,314    1,205,196     191,076
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          306,744     123,560    1,300,432     301,231
Changes from principal transactions:
   Purchase payments                                       2,286       1,554    5,617,138   3,454,502
   Transfers between sub-accounts and the
   company                                               187,166     130,960    2,709,590     182,074
   Withdrawals                                          (661,403)   (300,377)    (154,006)    (75,265)
   Annual contract fee                                    (1,223)     (1,190)      (8,188)     (5,975)
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (473,174)   (169,053)   8,164,534   3,555,336
                                                      ----------  ----------  -----------  ----------
Total increase (decrease) in contract owners' equity    (166,430)    (45,493)   9,464,966   3,856,567
Contract owners' equity at beginning of period         2,807,193   2,852,686    7,720,254   3,863,687
                                                      ----------  ----------  -----------  ----------
Contract owners' equity at end of period              $2,640,763  $2,807,193  $17,185,220  $7,720,254
                                                      ==========  ==========  ===========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      -----------------------------------------------
                                                         Dynamic Growth- A        Dynamic Growth- B
                                                      -----------------------  ----------------------
                                                          2006        2005        2006        2005
                                                      -----------  ----------  ----------  ----------
Income:
   Dividends                                          $        --  $       --  $       --  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                 74,711      81,549      47,340      47,231
                                                      -----------  ----------  ----------  ----------
Net investment income (loss)                              (74,711)    (81,549)    (47,340)    (47,231)
Net realized gain (loss)                                  483,726     103,743     318,366     200,446
Unrealized appreciation (depreciation) during the
period                                                     19,095     472,703     (21,280)    143,155
                                                      -----------  ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                           428,110     494,897     249,746     296,370
Changes from principal transactions:
   Purchase payments                                       31,096      43,864      55,494     169,761
   Transfers between sub-accounts and the
   company                                               (600,251)   (444,579)   (120,612)   (325,251)
   Withdrawals                                           (646,718)   (373,191)   (467,497)    (93,275)
   Annual contract fee                                     (3,734)     (4,041)     (7,679)     (8,062)
                                                      -----------  ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,219,607)   (777,947)   (540,294)   (256,827)
                                                      -----------  ----------  ----------  ----------
Total increase (decrease) in contract owners' equity     (791,497)   (283,050)   (290,548)     39,543
Contract owners' equity at beginning of period          4,959,522   5,242,572   3,086,058   3,046,515
                                                      -----------  ----------  ----------  ----------
Contract owners' equity at end of period              $ 4,168,025  $4,959,522  $2,795,510  $3,086,058
                                                      ===========  ==========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Sub-Account
                                                      --------------------------------------------------------
                                                      Total Stock Market Index- A  Total Stock Market Index- B
                                                      ---------------------------  ---------------------------
                                                           2006        2005             2006        2005
                                                        ----------  ----------       ----------  ----------
Income:
   Dividends                                            $   27,939  $   20,278       $   85,175  $   57,250
Expenses:
   Mortality and expense risk and administration
   charges                                                  29,076      28,901          105,766     103,228
                                                        ----------  ----------       ----------  ----------
Net investment income (loss)                                (1,137)     (8,623)         (20,591)    (45,978)
Net realized gain (loss)                                   168,936      52,840          257,052     184,293
Unrealized appreciation (depreciation) during the
period                                                      58,243      17,730          586,445      85,226
                                                        ----------  ----------       ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                            226,042      61,947          822,906     223,541
Changes from principal transactions:
   Purchase payments                                        53,703      43,909          310,067     216,047
   Transfers between sub-accounts and the
   company                                                  59,165     (56,741)         241,046    (216,258)
   Withdrawals                                            (352,474)   (110,369)        (735,381)   (245,409)
   Annual contract fee                                      (1,442)     (1,528)         (21,292)    (21,118)
                                                        ----------  ----------       ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                              (241,048)   (124,729)        (205,560)   (266,738)
                                                        ----------  ----------       ----------  ----------
Total increase (decrease) in contract owners' equity       (15,006)    (62,782)         617,346     (43,197)
Contract owners' equity at beginning of period           1,835,515   1,898,297        6,496,628   6,539,825
                                                        ----------  ----------       ----------  ----------
Contract owners' equity at end of period                $1,820,509  $1,835,515       $7,113,974  $6,496,628
                                                        ==========  ==========       ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      --------------------------------------------------
                                                            500 Index- A              500 Index- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $    77,934  $   171,042  $   141,001  $   248,509
Expenses:
   Mortality and expense risk and administration
   charges                                                134,151      171,134      288,709      285,103
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                              (56,217)         (92)    (147,708)     (36,594)
Net realized gain (loss)                                  610,817    1,336,362      863,485    1,265,905
Unrealized appreciation (depreciation) during the
period                                                    405,077   (1,075,672)   1,468,982     (801,139)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           959,677      260,598    2,184,759      428,172
Changes from principal transactions:
   Purchase payments                                       67,407       62,005      696,126      857,396
   Transfers between sub-accounts and the
   company                                               (816,084)  (1,790,353)  (1,451,951)    (459,651)
   Withdrawals                                         (1,189,426)  (1,449,303)  (1,259,480)  (1,020,713)
   Annual contract fee                                     (5,212)      (6,889)     (48,171)     (46,231)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,943,315)  (3,184,540)  (2,063,476)    (669,199)
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity     (983,638)  (2,923,942)     121,283     (241,027)
Contract owners' equity at beginning of period          9,930,056   12,853,998   18,514,359   18,755,386
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $ 8,946,418  $ 9,930,056  $18,635,642  $18,514,359
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      -----------------------------------------------
                                                         Mid Cap Index- A         Mid Cap Index- B
                                                      ----------------------  -----------------------
                                                         2006        2005         2006        2005
                                                      ----------  ----------  -----------  ----------
Income:
   Dividends                                          $  113,460  $   84,986  $   355,814  $  233,944
Expenses:
   Mortality and expense risk and administration
   charges                                                35,484      34,658      119,080     103,323
                                                      ----------  ----------  -----------  ----------
Net investment income (loss)                              77,976      50,328      236,734     130,621
Net realized gain (loss)                                 155,876     257,611      474,517     247,824
Unrealized appreciation (depreciation) during the
period                                                   (68,507)    (86,524)    (199,535)    247,753
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          165,345     221,415      511,716     626,198
Changes from principal transactions:
   Purchase payments                                      15,978      12,168      460,755     371,577
   Transfers between sub-accounts and the
   company                                               451,378       5,172    2,693,687     210,509
   Withdrawals                                          (302,617)   (181,760)    (589,767)   (311,785)
   Annual contract fee                                    (1,734)     (1,766)     (20,807)    (19,769)
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             163,005    (166,186)   2,543,868     250,532
                                                      ----------  ----------  -----------  ----------
Total increase (decrease) in contract owners' equity     328,350      55,229    3,055,584     876,730
Contract owners' equity at beginning of period         2,255,761   2,200,532    7,184,846   6,308,116
                                                      ----------  ----------  -----------  ----------
Contract owners' equity at end of period              $2,584,111  $2,255,761  $10,240,430  $7,184,846
                                                      ==========  ==========  ===========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      ----------------------------------------------
                                                        Small Cap Index- A      Small Cap Index- B
                                                      ----------------------  ----------------------
                                                         2006        2005        2006        2005
                                                      ----------  ----------  ----------  ----------
Income:
   Dividends                                          $   52,455  $   74,025  $  190,757  $  230,422
Expenses:
   Mortality and expense risk and administration
   charges                                                25,058      27,310      99,491      93,316
                                                      ----------  ----------  ----------  ----------
Net investment income (loss)                              27,397      46,715      91,266     137,106
Net realized gain (loss)                                  83,452      93,758     288,767     272,364
Unrealized appreciation (depreciation) during the
period                                                   111,509    (117,423)    516,792    (325,186)
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          222,358      23,050     896,825      84,284
Changes from principal transactions:
   Purchase payments                                       2,255      19,742     220,791     303,423
   Transfers between sub-accounts and the
   company                                                 7,619    (196,252)   (231,924)   (358,667)
   Withdrawals                                          (230,686)   (289,755)   (409,587)   (453,405)
   Annual contract fee                                    (1,308)     (1,504)    (19,252)    (19,131)
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (222,120)   (467,769)   (439,972)   (527,780)
                                                      ----------  ----------  ----------  ----------
Total increase (decrease) in contract owners' equity         238    (444,719)    456,853    (443,496)
Contract owners' equity at beginning of period         1,514,995   1,959,714   5,879,207   6,322,703
                                                      ----------  ----------  ----------  ----------
Contract owners' equity at end of period              $1,515,233  $1,514,995  $6,336,060  $5,879,207
                                                      ==========  ==========  ==========  ==========

See accompanying notes

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      -------------------------------------------------
                                                       Capital Appreciation- A  Capital Appreciation- B
                                                      ------------------------  -----------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  ----------
Income:
   Dividends                                          $   148,109  $       --   $   356,627  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                153,817      23,860       155,223      45,309
                                                      -----------  ----------   -----------  ----------
Net investment income (loss)                               (5,708)    (23,860)      201,404     (45,309)
Net realized gain (loss)                                   58,367     111,952       219,346     168,068
Unrealized appreciation (depreciation) during the
period                                                    (61,934)     92,662      (436,949)    225,790
                                                      -----------  ----------   -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                            (9,275)    180,754       (16,199)    348,549
Changes from principal transactions:
   Purchase payments                                       93,970      21,339       342,466     104,615
   Transfers between sub-accounts and the
   company                                             13,461,302     595,591    10,857,050     146,016
   Withdrawals                                         (1,590,560)   (184,913)   (1,734,963)   (135,418)
   Annual contract fee                                     (5,696)       (762)      (27,894)     (8,811)
                                                      -----------  ----------   -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           11,959,016     431,255     9,436,659     106,402
                                                      -----------  ----------   -----------  ----------
Total increase (decrease) in contract owners' equity   11,949,741     612,009     9,420,460     454,951
Contract owners' equity at beginning of period          1,998,801   1,386,792     3,233,242   2,778,291
                                                      -----------  ----------   -----------  ----------
Contract owners' equity at end of period              $13,948,542  $1,998,801   $12,653,702  $3,233,242
                                                      ===========  ==========   ===========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      -----------------------------------------------
                                                         Health Sciences- A      Health Sciences- B
                                                      -----------------------  ----------------------
                                                         2006         2005        2006        2005
                                                      ----------   ----------  ----------  ----------
Income:
   Dividends                                          $  364,786   $  300,247  $  724,294  $  500,044
Expenses:
   Mortality and expense risk and administration
   charges                                                62,840       61,243     125,246     107,568
                                                      ----------   ----------  ----------  ----------
Net investment income (loss)                             301,946      239,004     599,048     392,476
Net realized gain (loss)                                 196,257      187,751     235,688     326,985
Unrealized appreciation (depreciation) during the
period                                                  (272,261)     (91,336)   (340,250)      6,042
                                                      ----------   ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          225,942      335,419     494,486     725,503
Changes from principal transactions:
   Purchase payments                                      14,728       22,717     617,679     466,791
   Transfers between sub-accounts and the
   company                                               168,848     (360,428)    429,278    (141,498)
   Withdrawals                                          (320,368)    (402,472)   (900,815)   (173,831)
   Annual contract fee                                    (3,336)      (3,390)    (25,765)    (22,059)
                                                      ----------   ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (140,128)    (743,573)    120,377     129,403
                                                      ----------   ----------  ----------  ----------
Total increase (decrease) in contract owners' equity      85,814     (408,154)    614,863     854,906
Contract owners' equity at beginning of period         3,936,572    4,344,726   7,781,740   6,926,834
                                                      ----------   ----------  ----------  ----------
Contract owners' equity at end of period              $4,022,386   $3,936,572  $8,396,603  $7,781,740
                                                      ==========   ==========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ----------------------------------------------
                                                       Financial Services- A   Financial Services- B
                                                      ----------------------  ----------------------
                                                         2006         2005       2006        2005
                                                      ----------  ----------  ----------  ----------
Income:
   Dividends                                          $    8,565  $    9,313  $    9,822  $    8,355
Expenses:
   Mortality and expense risk and administration
   charges                                                40,307      36,279      75,456      64,520
                                                      ----------  ----------  ----------  ----------
Net investment income (loss)                             (31,742)    (26,966)    (65,634)    (56,165)
Net realized gain (loss)                                 209,829     123,958     350,169     182,215
Unrealized appreciation (depreciation) during the
period                                                   345,490      47,593     641,905     177,832
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          523,577     144,585     926,440     303,882
Changes from principal transactions:
   Purchase payments                                      14,910       4,130     495,589     237,540
   Transfers between sub-accounts and the
   company                                               822,604    (268,445)    505,388    (229,036)
   Withdrawals                                          (219,286)   (151,371)   (389,175)   (186,007)
   Annual contract fee                                    (1,747)     (1,552)    (13,439)    (12,248)
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             616,481    (417,238)    598,363    (189,751)
                                                      ----------  ----------  ----------  ----------
Total increase (decrease) in contract owners' equity   1,140,058    (272,653)  1,524,803     114,131
Contract owners' equity at beginning of period         2,331,973   2,604,626   4,302,732   4,188,601
                                                      ----------  ----------  ----------  ----------
Contract owners' equity at end of period              $3,472,031  $2,331,973  $5,827,535  $4,302,732
                                                      ==========  ==========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                       Sub-Account
                                                      -------------------------------------------------
                                                      Quantitative Mid Cap- A  Quantitative  Mid Cap- B
                                                      -----------------------  ------------------------
                                                          2006        2005          2006        2005
                                                       ---------  -----------    ----------  ----------
Income:
   Dividends                                           $ 182,721  $        --    $  408,660  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                 8,832       25,961        20,180      24,615
                                                       ---------  -----------    ----------  ----------
Net investment income (loss)                             173,889      (25,961)      388,480     (24,615)
Net realized gain (loss)                                   4,237      364,585       (45,860)    238,764
Unrealized appreciation (depreciation) during the
period                                                  (167,098)    (139,024)     (328,794)    (43,477)
                                                       ---------  -----------    ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                           11,028      199,600        13,826     170,672
Changes from principal transactions:
   Purchase payments                                       5,459        4,440        13,924      79,333
   Transfers between sub-accounts and the
   company                                               (94,949)    (942,617)     (142,560)    (95,941)
   Withdrawals                                           (94,431)    (299,602)     (121,458)    (86,353)
   Annual contract fee                                      (626)      (1,282)       (3,430)     (2,778)
                                                       ---------  -----------    ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (184,547)  (1,239,061)     (253,524)   (105,739)
                                                       ---------  -----------    ----------  ----------
Total increase (decrease) in contract owners' equity    (173,519)  (1,039,461)     (239,698)     64,933
Contract owners' equity at beginning of period           646,652    1,686,113     1,350,841   1,285,908
                                                       ---------  -----------    ----------  ----------
Contract owners' equity at end of period               $ 473,133  $   646,652    $1,111,143  $1,350,841
                                                       =========  ===========    ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      -----------------------------------------------
                                                         All Cap Value- A         All Cap Value- B
                                                      ----------------------  -----------------------
                                                         2006        2005         2006        2005
                                                      ----------  ----------  -----------  ----------
Income:
   Dividends                                          $  865,121  $  163,835  $ 1,949,551  $  317,669
Expenses:
   Mortality and expense risk and administration
   charges                                                63,454      58,689      141,648     129,909
                                                      ----------  ----------  -----------  ----------
Net investment income (loss)                             801,667     105,146    1,807,903     187,760
Net realized gain (loss)                                 109,751     232,603      206,873     459,445
Unrealized appreciation (depreciation) during the
period                                                  (477,458)   (137,124)  (1,051,207)   (329,093)
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          433,960     200,625      963,569     318,112
Changes from principal transactions:
   Purchase payments                                      15,482      59,165      445,421     706,863
   Transfers between sub-accounts and the
   company                                               132,078     437,493      151,154    (293,481)
   Withdrawals                                          (487,004)   (274,657)  (1,176,159)   (366,994)
   Annual contract fee                                    (2,234)     (2,493)     (26,411)    (26,028)
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (341,678)    219,508     (605,995)     20,360
                                                      ----------  ----------  -----------  ----------
Total increase (decrease) in contract owners' equity      92,282     420,133      357,574     338,472
Contract owners' equity at beginning of period         3,790,652   3,370,519    8,417,115   8,078,643
                                                      ----------  ----------  -----------  ----------
Contract owners' equity at end of period              $3,882,934  $3,790,652  $ 8,774,689  $8,417,115
                                                      ==========  ==========  ===========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                       Sub-Account
                                                      ------------------------------------------------
                                                      Strategic Value- A (11)  Strategic Value- B (11)
                                                      -----------------------  -----------------------
                                                          2006        2005         2006        2005
                                                      -----------  ----------  -----------  ----------
Income:
   Dividends                                          $   354,060  $  159,518  $ 1,158,165  $  405,299
Expenses:
   Mortality and expense risk and administration
   charges                                                 21,649      25,704       61,480      67,009
                                                      -----------  ----------  -----------  ----------
Net investment income (loss)                              332,411     133,814    1,096,685     338,290
Net realized gain (loss)                                  (36,729)     14,810     (500,570)     51,831
Unrealized appreciation (depreciation) during the
period                                                   (163,701)   (178,750)    (195,560)   (482,618)
                                                      -----------  ----------  -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                           131,981     (30,126)     400,555     (92,497)
Changes from principal transactions:
   Purchase payments                                       20,503      38,933      190,123     342,768
   Transfers between sub-accounts and the
   company                                             (1,400,116)   (123,022)  (4,976,954)    415,526
   Withdrawals                                           (217,544)   (135,831)    (160,892)    (68,918)
   Annual contract fee                                     (1,235)     (1,445)     (14,702)    (15,673)
                                                      -----------  ----------  -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,598,392)   (221,365)  (4,962,425)    673,703
                                                      -----------  ----------  -----------  ----------
Total increase (decrease) in contract owners' equity   (1,466,411)   (251,491)  (4,561,870)    581,206
Contract owners' equity at beginning of period          1,466,411   1,717,902    4,561,870   3,980,664
                                                      -----------  ----------  -----------  ----------
Contract owners' equity at end of period              $        --  $1,466,411  $        --  $4,561,870
                                                      ===========  ==========  ===========  ==========

(11) On December 4, 2006, the Strategic Value - A sub-account and Strategic Value - B sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      ----------------------------------------------
                                                           Utilities- A            Utilities- B
                                                      ----------------------  ----------------------
                                                         2006        2005        2006        2005
                                                      ----------  ----------  ----------  ----------
Income:
   Dividends                                          $  564,497  $  232,904  $  856,752  $  244,447
Expenses:
   Mortality and expense risk and administration
   charges                                                65,879      56,772     102,281      68,333
                                                      ----------  ----------  ----------  ----------
Net investment income (loss)                             498,618     176,132     754,471     176,114
Net realized gain (loss)                                 234,132     381,852     350,344     331,896
Unrealized appreciation (depreciation) during the
period                                                   369,470     (71,706)    529,876      80,146
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                        1,102,220     486,278   1,634,691     588,156
Changes from principal transactions:
   Purchase payments                                      34,234      37,174     875,445   1,045,045
   Transfers between sub-accounts and the
   company                                               786,244     (77,193)    224,930     471,253
   Withdrawals                                          (215,488)   (264,753)   (226,231)   (127,663)
   Annual contract fee                                    (3,301)     (2,532)    (12,308)    (11,111)
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             601,689    (307,304)    861,836   1,377,524
                                                      ----------  ----------  ----------  ----------
Total increase (decrease) in contract owners' equity   1,703,909     178,974   2,496,527   1,965,680
Contract owners' equity at beginning of period         3,647,241   3,468,267   5,065,862   3,100,182
                                                      ----------  ----------  ----------  ----------
Contract owners' equity at end of period              $5,351,150  $3,647,241  $7,562,389  $5,065,862
                                                      ==========  ==========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      --------------------------------------------------
                                                          Mid Cap Value- A          Mid Cap Value- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $ 1,930,482  $   460,085  $ 4,172,961  $   818,865
Expenses:
   Mortality and expense risk and administration
   charges                                                173,091      189,501      381,085      363,821
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                            1,757,391      270,584    3,791,876      455,044
Net realized gain (loss)                                  816,324      605,977    1,014,969    1,185,021
Unrealized appreciation (depreciation) during the
period                                                 (1,520,521)    (152,667)  (2,561,998)    (253,272)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         1,053,194      723,894    2,244,847    1,386,793
Changes from principal transactions:
   Purchase payments                                       54,562       76,178    1,084,736    2,869,946
   Transfers between sub-accounts and the
   company                                               (838,414)     945,406   (1,888,772)    (843,542)
   Withdrawals                                         (2,054,098)  (1,217,135)  (1,727,171)    (711,870)
   Annual contract fee                                     (7,630)      (7,591)     (65,460)     (65,463)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (2,845,580)    (203,142)  (2,596,667)   1,249,071
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   (1,792,386)     520,752     (351,820)   2,635,864
Contract owners' equity at beginning of period         12,242,727   11,721,975   24,444,304   21,808,440
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $10,450,341  $12,242,727  $24,092,484  $24,444,304
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      -------------------------------------------------
                                                        Fundamental Value- A     Fundamental Value- B
                                                      -----------------------  ------------------------
                                                          2006        2005         2006         2005
                                                      -----------  ----------  -----------  -----------
Income:
   Dividends                                          $   383,296  $   43,898  $ 1,097,954  $    40,532
Expenses:
   Mortality and expense risk and administration
   charges                                                147,822     156,864      474,209      310,922
                                                      -----------  ----------  -----------  -----------
Net investment income (loss)                              235,474    (112,966)     623,745     (270,390)
Net realized gain (loss)                                  731,872     379,066    1,071,362      524,961
Unrealized appreciation (depreciation) during the
period                                                     96,211     373,515    1,972,672    1,183,605
                                                      -----------  ----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         1,063,557     639,615    3,667,779    1,438,176
Changes from principal transactions:
   Purchase payments                                       19,232      48,066    7,901,600    4,742,426
   Transfers between sub-accounts and the
   company                                                126,327     (33,416)   2,636,558    1,071,013
   Withdrawals                                         (1,675,092)   (839,375)  (1,150,940)    (543,476)
   Annual contract fee                                     (6,075)     (5,951)     (58,500)     (46,221)
                                                      -----------  ----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,535,608)   (830,676)   9,328,718    5,223,742
                                                      -----------  ----------  -----------  -----------
Total increase (decrease) in contract owners' equity     (472,051)   (191,061)  12,996,497    6,661,918
Contract owners' equity at beginning of period          9,548,498   9,739,559   23,935,360   17,273,442
                                                      -----------  ----------  -----------  -----------
Contract owners' equity at end of period              $ 9,076,447  $9,548,498  $36,931,857  $23,935,360
                                                      ===========  ==========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      ----------------------------------------------
                                                        Emerging Growth- B    Natural Resources- B
                                                      --------------------  ------------------------
                                                         2006       2005        2006        2005
                                                      ----------  --------  -----------  -----------
Income:
   Dividends                                          $  551,446  $     --  $ 2,779,707  $   166,699
Expenses:
   Mortality and expense risk and administration
   charges                                                22,396    11,040      231,171      136,811
                                                      ----------  --------  -----------  -----------
Net investment income (loss)                             529,050   (11,040)   2,548,536       29,888
Net realized gain (loss)                                (216,140)   27,072    2,088,004      960,722
Unrealized appreciation (depreciation) during the
period                                                  (229,817)   29,010   (2,477,972)   2,046,008
                                                      ----------  --------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           83,093    45,042    2,158,568    3,036,618
Changes from principal transactions:
   Purchase payments                                      58,163    85,774    2,047,844    1,102,006
   Transfers between sub-accounts and the
   company                                               639,513   122,522   (1,120,223)   3,193,709
   Withdrawals                                          (250,229)  (21,871)    (919,851)    (388,008)
   Annual contract fee                                    (4,229)   (2,321)     (29,830)     (18,420)
                                                      ----------  --------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             443,218   184,104      (22,060)   3,889,287
                                                      ----------  --------  -----------  -----------
Total increase (decrease) in contract owners' equity     526,311   229,146    2,136,508    6,925,905
Contract owners' equity at beginning of period           899,544   670,398   12,127,398    5,201,493
                                                      ----------  --------  -----------  -----------
Contract owners' equity at end of period              $1,425,855  $899,544  $14,263,906  $12,127,398
                                                      ==========  ========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ------------------------------------------------
                                                        Mid Cap Core- B (12)    Quantitative All Cap-B
                                                      ------------------------  ----------------------
                                                         2006          2005          2006      2005
                                                      -----------  -----------    ---------  --------
Income:
   Dividends                                          $   856,482  $   458,834    $  47,664  $ 49,430
Expenses:
   Mortality and expense risk and administration
   charges                                                 51,224       61,756        8,066     7,194
                                                      -----------  -----------    ---------  --------
Net investment income (loss)                              805,258      397,078       39,598    42,236
Net realized gain (loss)                                 (482,446)      86,331       21,324    10,620
Unrealized appreciation (depreciation) during the
period                                                    (84,254)    (377,303)       4,337   (19,966)
                                                      -----------  -----------     --------  --------
Net increase (decrease) in contract owners equity
from operations                                           238,558      106,106       65,259    32,890
Changes from principal transactions:
   Purchase payments                                      358,262      382,615       15,512    92,644
   Transfers between sub-accounts and the
   company                                             (3,664,020)  (1,532,573)    (165,658)  164,959
   Withdrawals                                           (283,312)    (176,989)     (20,257)  (10,540)
   Annual contract fee                                     (9,494)     (13,194)      (1,610)   (1,453)
                                                      -----------  -----------    ---------  --------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (3,598,564)  (1,340,141)    (172,013)  245,610
                                                      -----------  -----------    -------------------
Total increase (decrease) in contract owners' equity   (3,360,006)  (1,234,035)    (106,754)  278,500
Contract owners' equity at beginning of period          3,360,006    4,594,041      630,807   352,307
                                                      -----------  -----------    ---------  --------
Contract owners' equity at end of period              $        --  $ 3,360,006    $ 524,053  $630,807
                                                      ===========  ===========    =========  ========

(12) On December 4, 2006, the Mid Cap Core B sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                       Sub-Account
                                                      -----------------------------------------------
                                                                                     Small Cap
                                                        Large Cap Value- B     Opportunities- A (13)
                                                      -----------------------  ----------------------
                                                          2006        2005        2006        2005
                                                      -----------  ----------  ----------  ----------
Income:
   Dividends                                          $   472,260  $       --  $  145,456  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                 97,273      61,471      67,080      47,712
                                                      -----------  ----------  ----------  ----------
Net investment income (loss)                              374,987     (61,471)     78,376     (47,712)
Net realized gain (loss)                               (1,324,245)    240,815     226,036     810,426
Unrealized appreciation (depreciation) during the
period                                                    (27,560)    365,134      80,123     587,353
                                                      -----------  ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          (976,818)    544,478     384,535   1,350,067
Changes from principal transactions:
   Purchase payments                                      650,257     520,126       4,724       3,380
   Transfers between sub-accounts and the
   company                                              4,490,143   1,742,067    (252,454)  3,821,147
   Withdrawals                                           (415,753)   (396,240)   (744,885)   (586,078)
   Annual contract fee                                    (12,060)     (8,598)     (1,831)     (1,469)
                                                      -----------  ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            4,712,587   1,857,355    (994,446)  3,236,980
                                                      -----------  ----------  ----------  ----------
Total increase (decrease) in contract owners' equity    3,735,769   2,401,833    (609,911)  4,587,047
Contract owners' equity at beginning of period          4,958,669   2,556,836   4,587,047           0
                                                      -----------  ----------  ----------  ----------
Contract owners' equity at end of period              $ 8,694,438  $4,958,669  $3,977,136  $4,587,047
                                                      ===========  ==========  ==========  ==========

(13) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ------------------------------------------------
                                                      Small Cap Opportunities- B    Special Value- B
                                                      --------------------------  --------------------
                                                           2006        2005          2006       2005
                                                        ----------  ----------    ---------  ---------
Income:
   Dividends                                            $  272,048  $   55,557    $  88,478  $   3,508
Expenses:
   Mortality and expense risk and administration
   charges                                                 136,613     101,872       12,873     13,968
                                                        ----------  ----------    ---------  ---------
Net investment income (loss)                               135,435     (46,315)      75,605    (10,460)
Net realized gain (loss)                                   319,175    (485,854)      27,564     40,014
Unrealized appreciation (depreciation) during the
period                                                     235,631     863,421      (44,329)     3,279
                                                        ----------  ----------    ---------  ---------
Net increase (decrease) in contract owners equity
from operations                                            690,241     331,252       58,840     32,833
Changes from principal transactions:
   Purchase payments                                       780,978     360,180       46,611     59,408
   Transfers between sub-accounts and the
   company                                                (551,108)  5,422,246      (59,057)     7,552
   Withdrawals                                            (447,529)   (190,461)    (121,444)  (143,859)
   Annual contract fee                                     (29,352)    (20,531)      (1,404)    (2,036)
                                                        ----------  ----------    ---------  ---------
Net increase (decrease) in contract owners' equity
from principal transactions:                              (247,011)  5,571,434     (135,294)   (78,935)
                                                        ----------  ----------    ---------  ---------
Total increase (decrease) in contract owners' equity       443,230   5,902,686      (76,454)   (46,102)
Contract owners' equity at beginning of period           8,363,315   2,460,629      811,017    857,119
                                                        ----------  ----------    ---------  ---------
Contract owners' equity at end of period                $8,806,545  $8,363,315    $ 734,563  $ 811,017
                                                        ==========  ==========    =========  =========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      --------------------------------------------------
                                                         Real Return Bond- B    American International- B
                                                      ------------------------  -------------------------
                                                          2006         2005          2006         2005
                                                      -----------  -----------   -----------  -----------
Income:
   Dividends                                          $   606,271  $   648,867   $ 1,313,186  $ 2,587,932
Expenses:
   Mortality and expense risk and administration
   charges                                                215,117      247,904     1,249,358      614,944
                                                      -----------  -----------   -----------  -----------
Net investment income (loss)                              391,154      400,963        63,828    1,972,988
Net realized gain (loss)                                 (148,287)     228,570     2,847,679      752,610
Unrealized appreciation (depreciation) during the
period                                                   (434,936)    (698,824)    8,762,244    5,710,075
                                                      -----------  -----------   -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                          (192,069)     (69,291)   11,673,751    8,435,673
Changes from principal transactions:
   Purchase payments                                      254,074    1,095,990    24,790,953   23,766,350
   Transfers between sub-accounts and the
   company                                             (3,425,010)   3,690,240     5,713,158    5,749,944
   Withdrawals                                         (2,195,885)    (647,411)   (5,421,311)  (1,330,197)
   Annual contract fee                                    (30,738)     (31,791)      (77,995)     (39,388)
                                                      -----------  -----------   -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (5,397,559)   4,107,028    25,004,805   28,146,709
                                                      -----------  -----------   -----------  -----------
Total increase (decrease) in contract owners' equity   (5,589,628)   4,037,737    36,678,556   36,582,382
Contract owners' equity at beginning of period         16,444,746   12,407,009    58,260,081   21,677,699
                                                      -----------  -----------   -----------  -----------
Contract owners' equity at end of period              $10,855,118  $16,444,746   $94,938,637  $58,260,081
                                                      ===========  ===========   ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ----------------------------------------------------
                                                                                     American Blue Chip
                                                         American Growth- B          Income & Growth- B
                                                      --------------------------  ------------------------
                                                          2006          2005          2006         2005
                                                      ------------  ------------  -----------  -----------
Income:
   Dividends                                          $  1,068,507  $     83,653  $   421,912  $ 1,895,911
Expenses:
   Mortality and expense risk and administration
   charges                                               2,193,255     1,191,642      316,716      277,090
                                                      ------------  ------------  -----------  -----------
Net investment income (loss)                            (1,124,748)   (1,107,989)     105,196    1,618,821
Net realized gain (loss)                                 3,175,803     1,232,420      514,031   (1,835,456)
Unrealized appreciation (depreciation) during the
period                                                   8,337,417    11,256,349    2,165,784   (1,025,325)
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         10,388,472    11,380,780    2,785,011   (1,241,960)
Changes from principal transactions:
   Purchase payments                                    38,400,115    42,436,636      751,565    3,115,741
   Transfers between sub-accounts and the
   company                                               9,356,140     8,516,160      523,928      267,421
   Withdrawals                                          (6,916,761)   (2,379,388)  (1,561,435)    (917,613)
   Annual contract fee                                    (167,805)     (120,358)     (51,212)     (46,288)
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            40,671,689    48,453,050     (337,154)   2,419,261
                                                      ------------  ------------  -----------  -----------
Total increase (decrease) in contract owners' equity    51,060,161    59,833,830    2,447,857    1,177,301
Contract owners' equity at beginning of period         109,808,347    49,974,517   18,446,369   17,269,068
                                                      ------------  ------------  -----------  -----------
Contract owners' equity at end of period              $160,868,508  $109,808,347  $20,894,226  $18,446,369
                                                      ============  ============  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      -----------------------------------------------------
                                                       American Growth Income-B  American Bond Fund- B (14)
                                                      -------------------------  --------------------------
                                                          2006          2005          2006         2005
                                                      ------------  -----------   -----------  -----------
Income:
   Dividends                                          $  1,224,110  $   274,067   $        --  $        --
Expenses:
   Mortality and expense risk and administration
   charges                                               1,914,716    1,005,471       808,940       68,523
                                                      ------------  -----------   -----------  -----------
Net investment income (loss)                              (690,606)    (731,404)     (808,940)     (68,523)
Net realized gain (loss)                                 1,903,390      361,746       (21,850)   2,123,654
Unrealized appreciation (depreciation) during the
period                                                  13,162,582    3,635,898     3,363,463       98,216
                                                      ------------  -----------   -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         14,375,366    3,266,240     2,532,673    2,153,347
Changes from principal transactions:
   Purchase payments                                    37,322,905   43,086,413    37,946,958   16,177,038
   Transfers between sub-accounts and the
   company                                               5,271,952    9,482,333    12,222,254    4,178,612
   Withdrawals                                          (6,806,996)  (2,784,772)   (1,094,851)     (60,549)
   Annual contract fee                                    (103,307)     (72,242)       (3,262)        (335)
                                                      ------------  -----------   -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            35,684,554   49,711,732    49,071,099   20,294,766
                                                      ------------  -----------   -----------  -----------
Total increase (decrease) in contract owners' equity    50,059,920   52,977,972    51,603,772   22,448,113
Contract owners' equity at beginning of period          92,410,245   39,432,273    22,448,113            0
                                                      ------------  -----------   -----------  -----------
Contract owners' equity at end of period              $142,470,165  $92,410,245   $74,051,885  $22,448,113
                                                      ============  ===========   ===========  ===========

(14) On August 1, 2005, the American Bond - B sub-account commenced operations through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Sub-Account
                                                      ------------------------------------------------------
                                                      American Century-Small Company    PIMCO VIT All Asset
                                                      ------------------------------  ----------------------
                                                              2006      2005             2006        2005
                                                           ---------  --------        ----------  ----------
Income:
   Dividends                                               $  48,177  $ 10,636        $  266,753  $  194,421
Expenses:
   Mortality and expense risk and administration
   charges                                                     5,324     6,264            84,597      63,203
                                                           ---------  --------        ----------  ----------
Net investment income (loss)                                  42,853     4,372           182,156     131,218
Net realized gain (loss)                                      12,100     1,468            38,053      34,884
Unrealized appreciation (depreciation) during the
period                                                       (36,782)   19,987           (91,052)     15,375
                                                           ---------  --------        ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                               18,171    25,827           129,157     181,477
Changes from principal transactions:
   Purchase payments                                          16,617    84,310           464,203     471,216
   Transfers between sub-accounts and the
   company                                                  (225,490)  340,765          (746,652)  2,727,188
   Withdrawals                                               (36,748)   (9,287)         (475,226)   (153,862)
   Annual contract fee                                          (585)     (414)          (14,660)     (6,723)
                                                           ---------  --------        ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                                (246,206)  415,374          (772,335)  3,037,819
                                                           ---------  --------        ----------  ----------
Total increase (decrease) in contract owners' equity        (228,035)  441,201          (643,178)  3,219,296
Contract owners' equity at beginning of period               507,868    66,667         5,434,732   2,215,436
                                                           ---------  --------        ----------  ----------
Contract owners' equity at end of period                   $ 279,833  $507,868        $4,791,554  $5,434,732
                                                           =========  ========        ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                      Sub-Account
                                                      ----------------------------------------------
                                                         LMFC Core Equity        PIM Classic Value
                                                      ----------------------  ----------------------
                                                         2006        2005        2006        2005
                                                      ----------  ----------  ----------  ----------
Income:
   Dividends                                          $  371,850  $       --  $   60,188  $   63,264
Expenses:
   Mortality and expense risk and administration
   charges                                                92,645      58,064      28,716      17,686
                                                      ----------  ----------  ----------  ----------
Net investment income (loss)                             279,205     (58,064)     31,472      45,578
Net realized gain (loss)                                  34,543     107,153      88,125      20,045
Unrealized appreciation (depreciation) during the
period                                                   (48,854)    259,595     141,272      29,521
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          264,894     308,684     260,869      95,144
Changes from principal transactions:
   Purchase payments                                     506,742   2,568,696     311,420     328,094
   Transfers between sub-accounts and the
   company                                               781,179     697,418     599,138     104,214
   Withdrawals                                          (290,920)    (96,009)    (55,274)    (11,443)
   Annual contract fee                                    (5,381)       (677)     (1,246)       (106)
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             991,620   3,169,428     854,038     420,759
                                                      ----------  ----------  ----------  ----------
Total increase (decrease) in contract owners' equity   1,256,514   3,478,112   1,114,907     515,903
Contract owners' equity at beginning of period         5,273,370   1,795,258   1,274,094     758,191
                                                      ----------  ----------  ----------  ----------
Contract owners' equity at end of period              $6,529,884  $5,273,370  $2,389,001  $1,274,094
                                                      ==========  ==========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                    Sub-Account
                                                      ------------------------------------------
                                                                          U.S. Global Leaders
                                                      Quantitative Value     Growth- A (13)
                                                      ------------------  ----------------------
                                                        2006      2005       2006        2005
                                                      --------  --------  ----------  ----------
Income:
   Dividends                                          $ 25,266  $  3,251  $   15,395  $   31,049
Expenses:
   Mortality and expense risk and administration
   charges                                               3,550     1,840      26,759      19,579
                                                      --------  --------  ----------  ----------
Net investment income (loss)                            21,716     1,411     (11,364)     11,470
Net realized gain (loss)                                (6,957)      407       4,981      20,342
Unrealized appreciation (depreciation) during the
period                                                   7,749       320       3,021     102,256
                                                      --------  --------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                         22,508     2,138      (3,362)    134,068
Changes from principal transactions:
   Purchase payments                                         0   107,275       7,914       1,100
   Transfers between sub-accounts and the
   company                                              48,874   (83,272)     (1,362)  1,610,477
   Withdrawals                                          (3,594)   (9,393)   (132,053)    (70,375)
   Annual contract fee                                    (392)     (554)     (1,715)     (1,045)
                                                      --------  --------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            44,888    14,056    (127,216)  1,540,157
                                                      --------  --------  ----------  ----------
Total increase (decrease) in contract owners' equity    67,396    16,194    (130,578)  1,674,225
Contract owners' equity at beginning of period         123,912   107,718   1,674,225           0
                                                      --------  --------  ----------  ----------
Contract owners' equity at end of period              $191,308  $123,912  $1,543,647  $1,674,225
                                                      ========  ========  ==========  ==========

(13) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      ----------------------------------------------
                                                        U.S. Global Leaders        John Hancock
                                                             Growth- B           Strategic Income
                                                      ----------------------  ----------------------
                                                          2006       2005        2006         2005
                                                      ----------  ----------  ----------  ----------
Income:
   Dividends                                          $   41,110  $   77,720  $   65,060  $   64,464
Expenses:
   Mortality and expense risk and administration
   charges                                                67,324      52,569      35,485      22,506
                                                      ----------  ----------  ----------  ----------
Net investment income (loss)                             (26,214)     25,151      29,575      41,958
Net realized gain (loss)                                  51,514      14,972      13,230       2,627
Unrealized appreciation (depreciation) during the
period                                                   (28,664)    258,262        (369)    (33,686)
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                           (3,364)    298,385      42,436      10,899
Changes from principal transactions:
   Purchase payments                                      86,836     412,467     112,712     509,783
   Transfers between sub-accounts and the
   company                                              (562,212)  3,366,414     596,580     478,448
   Withdrawals                                          (176,294)    (82,851)   (224,424)    (25,832)
   Annual contract fee                                   (10,010)     (7,232)     (2,232)       (328)
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (661,680)  3,688,798     482,636     962,071
                                                      ----------  ----------  ----------  ----------
Total increase (decrease) in contract owners' equity    (665,044)  3,987,183     525,072     972,970
Contract owners' equity at beginning of period         4,576,232     589,049   1,718,510     745,540
                                                      ----------  ----------  ----------  ----------
Contract owners' equity at end of period              $3,911,188  $4,576,232  $2,243,582  $1,718,510
                                                      ==========  ==========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                       Sub-Account
                                                      ----------------------------------------------
                                                      John Hancock Intl' Eq   John Hancock Intl' Eq
                                                           Index- A (15)           Index- B (15)
                                                      ----------------------  ----------------------
                                                         2006        2005        2006        2005
                                                      ----------  ----------  ----------  -----------
Income:
   Dividends                                          $   24,117  $   81,598  $   50,744  $  216,386
Expenses:
   Mortality and expense risk and administration
   charges                                                23,124      14,357      57,311      39,430
                                                      ----------  ----------  ----------  ----------
Net investment income (loss)                                 993      67,241      (6,567)    176,956
Net realized gain (loss)                                 101,943      52,007     144,078      65,492
Unrealized appreciation (depreciation) during the
period                                                   210,630       1,152     614,466     123,557
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          313,566     120,400     751,977     366,005
Changes from principal transactions:
   Purchase payments                                       9,603       8,799     165,046     414,759
   Transfers between sub-accounts and the
   company                                               468,292      59,449     318,854     (72,890)
   Withdrawals                                          (169,322)   (106,470)   (199,673)    (58,120)
   Annual contract fee                                      (792)       (744)    (11,380)     (8,193)
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             307,781     (38,966)    272,847     275,556
                                                      ----------  ----------  ----------  ----------
Total increase (decrease) in contract owners' equity     621,347      81,434   1,024,824     641,561
Contract owners' equity at beginning of period         1,087,074   1,005,640   3,077,328   2,435,767
                                                      ----------  ----------  ----------  ----------
Contract owners' equity at end of period              $1,708,421  $1,087,074  $4,102,152  $3,077,328
                                                      ==========  ==========  ==========  ==========

(14) On April 29, 2005, the John Hancock VST International Equity Index sub-account was renamed John Hancock International Equity Index sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      --------------------------------------------------
                                                         Active Bond- A (13)       Active Bond-B (12)
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $   266,708  $    25,253  $ 1,630,598  $   141,673
Expenses:
   Mortality and expense risk and administration
   charges                                                148,494      113,766    1,010,529      614,408
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                              118,214      (88,513)     620,069     (472,735)
Net realized gain (loss)                                   17,125       13,544     (159,193)     (39,589)
Unrealized appreciation (depreciation) during the
period                                                    112,153      134,635      930,155      578,289
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           247,492       59,666    1,391,031       65,965
Changes from principal transactions:
   Purchase payments                                       36,496        6,735    3,001,154   16,016,427
   Transfers between sub-accounts and the
   company                                               (656,928)  11,186,344      524,626   48,032,511
   Withdrawals                                         (1,241,941)  (1,029,999)  (4,175,660)    (889,323)
   Annual contract fee                                     (4,944)      (3,360)     (40,977)     (10,420)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,867,317)  10,159,720     (690,857)  63,149,195
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   (1,619,825)  10,219,386      700,174   63,215,160
Contract owners' equity at beginning of period         10,219,386            0   63,215,160            0
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $ 8,599,561  $10,219,386  $63,915,334  $63,215,160
                                                      ===========  ===========  ===========  ===========

(13) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Sub-Account
                                                      ---------------------------------------------------------
                                                                                    Independence Investment LLC
                                                      CGTC Overseas Equity- B (13)        Small Cap-B (13)
                                                      ----------------------------  ---------------------------
                                                             2006      2005                2006     2005
                                                           --------  --------            -------  -------
Income:
   Dividends                                               $ 22,005  $  1,778            $ 7,986  $    --
Expenses:
   Mortality and expense risk and administration
   charges                                                    9,851       768              1,267      224
                                                           --------  --------            -------  -------
Net investment income (loss)                                 12,154     1,010              6,719     (224)
Net realized gain (loss)                                     19,307     4,871             (3,307)     120
Unrealized appreciation (depreciation) during the
period                                                       60,669     7,950             (3,429)   1,741
                                                           --------  --------            -------  -------
Net increase (decrease) in contract owners equity
from operations                                              92,130    13,831                (17)   1,637
Changes from principal transactions:
   Purchase payments                                        220,178    61,421             11,032      500
   Transfers between sub-accounts and the
   company                                                  386,615    95,528              2,191   58,069
   Withdrawals                                              (46,827)     (877)            (1,646)       0
   Annual contract fee                                       (1,588)     (163)              (211)      (7)
                                                           --------  --------            -------  -------
Net increase (decrease) in contract owners' equity
from principal transactions:                                558,378   155,909             11,366   58,562
                                                           --------  --------            -------  -------
Total increase (decrease) in contract owners' equity        650,508   169,740             11,349   60,199
Contract owners' equity at beginning of period              169,740         0             60,199        0
                                                           --------  --------            -------  -------
Contract owners' equity at end of period                   $820,248  $169,740            $71,548  $60,199
                                                           ========  ========            =======  =======

(13) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      -----------------------------------------------------
                                                      Marisco International
                                                      Opportunities- B (13)  T Rowe Price Mid Value- B (13)
                                                      ---------------------  ------------------------------
                                                         2006       2005             2006       2005
                                                      ----------  --------        ----------  --------
Income:
   Dividends                                          $   64,504  $     --        $   45,662  $    803
Expenses:
   Mortality and expense risk and administration
   charges                                                25,699     2,869            11,431       551
                                                      ----------  --------        ----------  --------
Net investment income (loss)                              38,805    (2,869)           34,231       252
Net realized gain (loss)                                  22,125    17,293             5,623       165
Unrealized appreciation (depreciation) during the
period                                                   256,056    66,290            86,774     2,907
                                                      ----------  --------        ----------  --------
Net increase (decrease) in contract owners equity
from operations                                          316,986    80,714           126,628     3,324
Changes from principal transactions:
   Purchase payments                                     471,657    86,675           270,357    91,005
   Transfers between sub-accounts and the
   company                                             1,861,746   437,323           605,884    94,503
   Withdrawals                                          (156,343)   (3,951)          (42,433)   (1,237)
   Annual contract fee                                    (2,619)      (83)             (962)      (21)
                                                      ----------  --------        ----------  --------
Net increase (decrease) in contract owners' equity
from principal transactions:                           2,174,441   519,964           832,846   184,250
                                                      ----------  --------        ----------  --------
Total increase (decrease) in contract owners' equity   2,491,427   600,678           959,474   187,574
Contract owners' equity at beginning of period           600,678         0           187,574         0
                                                      ----------  --------        ----------  --------
Contract owners' equity at end of period              $3,092,105  $600,678        $1,147,048  $187,574
                                                      ==========  ========        =========   ========

(13) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                   Sub-Account
                                                      --------------------------------------
                                                           UBS Large        U.S. High Yield
                                                          Cap-  B(13)          Bond- B (13)
                                                      -------------------  -----------------
                                                         2006      2005      2006      2005
                                                      ---------  --------  --------  -------
Income:
   Dividends                                          $   2,541  $     --  $  3,446  $    --
Expenses:
   Mortality and expense risk and administration
   charges                                                1,560       205     2,126      175
                                                      ---------  --------  --------  -------
Net investment income (loss)                                981      (205)    1,320     (175)
Net realized gain (loss)                                  3,416         7       637        6
Unrealized appreciation (depreciation) during the
period                                                   10,491     2,094     8,668      922
                                                      ---------  --------  --------  -------
Net increase (decrease) in contract owners equity
from operations                                          14,888     1,896    10,625      753
Changes from principal transactions:
   Purchase payments                                      6,976    16,500     4,302    3,215
   Transfers between sub-accounts and the
   company                                               27,834    82,689   214,715   63,635
   Withdrawals                                             (523)        0   (10,750)    (259)
   Annual contract fee                                     (397)        0       (36)       0
                                                      ---------  --------  --------  -------
Net increase (decrease) in contract owners' equity
from principal transactions:                             33,890    99,189   208,231   66,591
                                                      ---------  --------  --------  -------
Total increase (decrease) in contract owners' equity     48,778   101,085   218,856   67,344
Contract owners' equity at beginning of period          101,085         0    67,344        0
                                                      ---------  --------  --------  -------
Contract owners' equity at end of period              $ 149,863  $101,085  $286,200  $67,344
                                                      =========  ========  ========  =======

(13) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                      Sub-Account
                                                      ------------------------------------------
                                                      Wellington Small Cap  Wellington Small Cap
                                                         Growth- B (13)         Value-B (13)
                                                      --------------------  --------------------
                                                         2006       2005       2006       2005
                                                      ----------  --------  ----------  --------
Income:
   Dividends                                          $       --  $  4,582  $  251,761  $  4,794
Expenses:
   Mortality and expense risk and administration
   charges                                                17,618     1,725      25,622     3,456
                                                      ----------  --------  ----------  --------
Net investment income (loss)                             (17,618)    2,857     226,139     1,338
Net realized gain (loss)                                  48,389     1,457     (74,427)    3,155
Unrealized appreciation (depreciation) during the
period                                                    57,102    22,448     102,762     4,349
                                                      ----------  --------  ----------  --------
Net increase (decrease) in contract owners equity
from operations                                           87,873    26,762     254,474     8,842
Changes from principal transactions:
   Purchase payments                                     299,467    72,226     294,001   238,855
   Transfers between sub-accounts and the
   company                                               436,606   379,134     903,361   582,700
   Withdrawals                                           (27,769)      (28)    (97,958)   (2,778)
   Annual contract fee                                    (1,289)     (138)     (1,740)     (147)
                                                      ----------  --------  ----------  --------
Net increase (decrease) in contract owners' equity
from principal transactions:                             707,015   451,194   1,097,664   818,630
                                                      ----------  --------  ----------  --------
Total increase (decrease) in contract owners' equity     794,888   477,956   1,352,138   827,472
Contract owners' equity at beginning of period           477,956         0     827,472         0
                                                      ----------  --------  ----------  --------
Contract owners' equity at end of period              $1,272,844  $477,956  $2,179,610  $827,472
                                                      ==========  ========  ==========  ========

(13) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                               Sub-Account
                                                      ---------------------------------------------------------

                                                      Wells Capital Core         Index             Large Cap
                                                          Bond-B (13)      Allocation - B (16)   Value - A (17)
                                                      ------------------  --------------------  ---------------
                                                         2006      2005           2006               2006
                                                      ---------  -------  --------------------  ---------------
Income:
   Dividends                                          $   3,170  $    --      $   130,376          $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                3,263      430           65,347               3,702
                                                      ---------  -------      -----------          ----------
Net investment income (loss)                                (93)    (430)          65,029              (3,702)
Net realized gain (loss)                                  4,926      (47)          (3,785)          1,756,598
Unrealized appreciation (depreciation) during the
period                                                    4,788      336          560,089              46,682
                                                      ---------  -------      -----------          ----------
Net increase (decrease) in contract owners equity
from operations                                           9,621     (141)         621,333           1,799,578
Changes from principal transactions:
   Purchase payments                                          0   45,250        7,833,175               3,681
   Transfers between sub-accounts and the
   company                                              252,364   39,407        4,560,581           1,214,311
   Withdrawals                                         (135,738)       0          (14,046)            (23,796)
   Annual contract fee                                      (21)      --             (489)               (770)
                                                      ---------  -------      -----------          ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            116,605   84,657       12,379,221           1,193,426
                                                      ---------  -------      -----------          ----------
Total increase (decrease) in contract owners' equity    126,226   84,516       13,000,554           2,993,004
Contract owners' equity at beginning of period           84,516       --               --                  --
                                                      ---------  -------      -----------          ----------
Contract owners' equity at end of period              $ 210,742  $84,516      $13,000,554          $2,993,004
                                                      =========  =======      ===========          ==========

(13) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

(16) Commencement of Operations, February 16, 2006, through a vote of the Board of Directors.

(17) Commencement of Operations, December 1, 2006, through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      -----------------------------------------------------
                                                      Scudder Capital Growth-B  Scudder Global Discovery- B
                                                      ------------------------  ---------------------------
                                                          2006        2005           2006         2005
                                                       ----------  ----------     ----------  ----------
Income:
   Dividends                                           $   10,213  $    9,199     $   24,506  $    5,077
Expenses:
   Mortality and expense risk and administration
   charges                                                 87,477      65,729         43,806      26,954
                                                       ----------  ----------     ----------  ----------
Net investment income (loss)                              (77,264)    (56,530)       (19,300)    (21,877)
Net realized gain (loss)                                  140,011      84,514        173,536      72,674
Unrealized appreciation (depreciation) during the
period                                                    264,363     451,187        336,614     248,719
                                                       ----------  ----------     ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                           327,110     479,171        490,850     299,516
Changes from principal transactions:
   Purchase payments                                       52,186     134,882         26,573      76,184
   Transfers between sub-accounts and the
   company                                              2,549,524   3,571,835        139,574     833,481
   Withdrawals                                           (554,414)   (102,031)       (83,561)    (19,938)
   Annual contract fee                                    (20,125)    (15,215)       (11,474)     (6,928)
                                                       ----------  ----------     ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            2,027,171   3,589,471         71,112     882,799
                                                       ----------  ----------     ----------  ----------
Total increase (decrease) in contract owners' equity    2,354,281   4,068,642        561,962   1,182,315
Contract owners' equity at beginning of period          5,559,174   1,490,532      2,476,652   1,294,337
                                                       ----------  ----------     ----------  ----------
Contract owners' equity at end of period               $7,913,455  $5,559,174     $3,038,614  $2,476,652
                                                       ==========  ==========     ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ----------------------------------------------------
                                                      Scudder Growth & Income-B  Scudder Health Sciences-B
                                                      -------------------------  -------------------------
                                                          2006        2005           2006         2005
                                                       ----------  ----------     ----------  -----------
Income:
   Dividends                                           $   25,016  $   27,710     $   11,129  $        --
Expenses:
   Mortality and expense risk and administration
   charges                                                 65,295      56,213         45,734       41,900
                                                       ----------  ----------     ----------  -----------
Net investment income (loss)                              (40,279)    (28,503)       (34,605)     (41,900)
Net realized gain (loss)                                   89,664      69,086        156,775       51,453
Unrealized appreciation (depreciation) during the
period                                                    405,625     169,217           (249)     153,695
                                                       ----------  ----------     ----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           455,010     209,800        121,921      163,248
Changes from principal transactions:
   Purchase payments                                      145,104    (125,978)        47,860      131,413
   Transfers between sub-accounts and the
   company                                                 (5,307)  1,022,247        429,450      168,212
   Withdrawals                                           (276,458)   (171,074)      (772,867)     (91,552)
   Annual contract fee                                    (14,465)    (13,283)       (12,867)     (10,232)
                                                       ----------  ----------     ----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             (151,126)    711,912       (308,424)     197,841
                                                       ----------  ----------     ----------  -----------
Total increase (decrease) in contract owners' equity      303,884     921,712       (186,503)     361,089
Contract owners' equity at beginning of period          3,982,904   3,061,192      2,812,643    2,451,554
                                                       ----------  ----------     ----------  -----------
Contract owners' equity at end of period               $4,286,788  $3,982,904     $2,626,140  $ 2,812,643
                                                       ==========  ==========     ==========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Sub-Account
                                                      --------------------------------------------------------
                                                      Scudder International- B  Scudder Mid Cap Growth- B (18)
                                                      ------------------------  ------------------------------
                                                          2006        2005              2006       2005
                                                       ----------  ----------       ----------  ----------
Income:
   Dividends                                           $   61,803  $   48,516       $       --  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                 64,718      56,401           25,068      20,019
                                                       ----------  ----------       ----------  ----------
Net investment income (loss)                               (2,915)     (7,885)         (25,068)    (20,019)
Net realized gain (loss)                                  366,951     173,043          121,644      35,237
Unrealized appreciation (depreciation) during the
period                                                    482,663     287,287            7,959     121,361
                                                       ----------  ----------       ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                           846,699     452,445          104,535     136,579
Changes from principal transactions:
   Purchase payments                                       41,758     133,716            4,282      14,951
   Transfers between sub-accounts and the
   company                                              1,021,707    (380,212)         402,784     (55,380)
   Withdrawals                                           (765,554)    (82,170)        (207,864)    (38,820)
   Annual contract fee                                    (13,434)    (10,805)          (7,146)     (5,328)
                                                       ----------  ----------       ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                              284,477    (339,471)         192,056     (84,577)
                                                       ----------  ----------       ----------  ----------
Total increase (decrease) in contract owners' equity    1,131,176     112,974          296,591      52,002
Contract owners' equity at beginning of period          3,746,485   3,633,511        1,362,952   1,310,950
                                                       ----------  ----------       ----------  ----------
Contract owners' equity at end of period               $4,877,661  $3,746,485       $1,659,543  $1,362,952
                                                       ==========  ==========       ==========  ==========

(18) On October 28, 2005, the Scudder Aggressive Growth - B sub-account was renamed Scudder Mid Cap Growth - B sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ---------------------------------------------------
                                                        Scudder Blue Chip-B    Scudder Contrarian Value-B
                                                      -----------------------  --------------------------
                                                         2006         2005          2006        2005
                                                      -----------  ----------    ----------  ----------
Income:
   Dividends                                          $   259,600  $   24,193    $   56,589  $   70,170
Expenses:
   Mortality and expense risk and administration
   charges                                                 74,110      68,094        73,434      72,803
                                                      -----------  ----------    ----------  ----------
Net investment income (loss)                              185,490     (43,901)      (16,845)     (2,633)
Net realized gain (loss)                                  335,523     109,014       123,382      76,935
Unrealized appreciation (depreciation) during the
period                                                     52,016     269,783       481,425     (79,785)
                                                      -----------  ----------    ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                           573,029     334,896       587,962      (5,483)
Changes from principal transactions:
   Purchase payments                                       26,339     153,944        80,188     193,911
   Transfers between sub-accounts and the
   company                                                569,748      34,985      (248,830)   (436,455)
   Withdrawals                                         (1,063,193)   (184,926)     (296,829)   (131,863)
   Annual contract fee                                    (17,821)    (16,344)      (19,266)    (18,287)
                                                      -----------  ----------    ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             (484,927)    (12,341)     (484,737)   (392,694)
                                                      -----------  ----------    ----------  ----------
Total increase (decrease) in contract owners' equity       88,102     322,555       103,225    (398,177)
Contract owners' equity at beginning of period          4,444,586   4,122,031     4,640,019   5,038,196
                                                      -----------  ----------    ----------  ----------
Contract owners' equity at end of period              $ 4,532,688  $4,444,586    $4,743,244  $4,640,019
                                                      ===========  ==========    ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                Sub-Account
                                                      -----------------------------------------------------------
                                                      Scudder Global Blue Chip-B  Scudder Government Securities-B
                                                      --------------------------  -------------------------------
                                                           2006        2005               2006        2005
                                                        ----------  ----------         ----------  ----------
Income:
   Dividends                                            $  179,974  $       --         $  121,763  $  161,376
Expenses:
   Mortality and expense risk and administration
   charges                                                  33,523      29,700             55,629      59,558
                                                        ----------  ----------         ----------  ----------
Net investment income (loss)                               146,451     (29,700)            66,134     101,818
Net realized gain (loss)                                   452,551      75,964            (22,525)     (3,982)
Unrealized appreciation (depreciation) during the
period                                                     (50,115)    346,149             21,114     (76,888)
                                                        ----------  ----------         ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                            548,887     392,413             64,723      20,948
Changes from principal transactions:
   Purchase payments                                         2,607      33,008             11,801      63,001
   Transfers between sub-accounts and the
   company                                                (562,874)    519,576           (193,060)     64,889
   Withdrawals                                            (348,913)    (74,374)          (365,559)   (148,091)
   Annual contract fee                                      (8,049)     (7,565)            (9,542)    (10,857)
                                                        ----------  ----------         ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                              (917,229)    470,645           (556,360)    (31,058)
                                                        ----------  ----------         ----------  ----------
Total increase (decrease) in contract owners' equity      (368,342)    863,058           (491,637)    (10,110)
Contract owners' equity at beginning of period           2,275,951   1,412,893          3,610,161   3,620,271
                                                        ----------  ----------         ----------  ----------
Contract owners' equity at end of period                $1,907,609  $2,275,951         $3,118,524  $3,610,161
                                                        ==========  ==========         ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                       Sub-Account
                                                      ----------------------------------------------
                                                                               Scudder International
                                                       Scudder High Income-B      Select Equity-B
                                                      ----------------------  ----------------------
                                                         2006        2005        2006        2005
                                                      ----------  ----------  ----------  ----------
Income:
   Dividends                                          $  281,923  $  385,095  $   59,624  $   62,560
Expenses:
   Mortality and expense risk and administration
   charges                                                58,136      63,158      61,073      45,843
                                                      ----------  ----------  ----------  ----------
Net investment income (loss)                             223,787     321,937      (1,449)     16,717
Net realized gain (loss)                                 (19,350)     24,450     228,904     173,012
Unrealized appreciation (depreciation) during the
period                                                    85,970    (293,642)    491,722     153,131
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          290,407      52,745     719,177     342,860
Changes from principal transactions:
   Purchase payments                                      30,508     140,013      34,290     215,219
   Transfers between sub-accounts and the
   company                                              (216,683)   (461,555)   (111,344)    477,494
   Withdrawals                                          (262,368)   (230,460)   (292,621)    (88,393)
   Annual contract fee                                   (12,950)    (14,399)    (15,992)    (10,763)
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (461,493)   (566,401)   (385,667)    593,557
                                                      ----------  ----------  ----------  ----------
Total increase (decrease) in contract owners' equity    (171,086)   (513,656)    333,510     936,417
Contract owners' equity at beginning of period         3,725,968   4,239,624   3,400,470   2,464,053
                                                      ----------  ----------  ----------  ----------
Contract owners' equity at end of period              $3,554,882  $3,725,968  $3,733,980  $3,400,470
                                                      ==========  ==========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ------------------------------------------------
                                                      Scudder Fixed Income-B   Scudder Money Market-B
                                                      ----------------------  ------------------------
                                                         2006        2005         2006         2005
                                                      ----------  ----------  -----------  -----------
Income:
   Dividends                                          $  238,167  $  295,709  $   158,840  $    54,758
Expenses:
   Mortality and expense risk and administration
   charges                                               121,223     121,869       65,568       35,683
                                                      ----------  ----------  -----------  -----------
Net investment income (loss)                             116,944     173,840       93,272       19,075
Net realized gain (loss)                                 (58,469)    (13,939)      (4,725)         (28)
Unrealized appreciation (depreciation) during the
period                                                   124,429    (143,548)           0            0
                                                      ----------  ----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                          182,904      16,353       88,547       19,047
Changes from principal transactions:
   Purchase payments                                      58,091     376,289       29,593    2,820,551
   Transfers between sub-accounts and the
   company                                               287,579      55,309    1,676,957   (1,395,210)
   Withdrawals                                          (560,109)   (495,020)  (2,348,049)     (45,241)
   Annual contract fee                                   (21,782)    (23,626)     (12,119)     (11,703)
                                                      ----------  ----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (236,221)    (87,048)    (653,618)   1,368,397
                                                      ----------  ----------  -----------  -----------
Total increase (decrease) in contract owners' equity     (53,317)    (70,695)    (565,071)   1,387,444
Contract owners' equity at beginning of period         7,593,395   7,664,090    3,737,984    2,350,540
                                                      ----------  ----------  -----------  -----------
Contract owners' equity at end of period              $7,540,078  $7,593,395  $ 3,172,913  $ 3,737,984
                                                      ==========  ==========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      -------------------------------------------------------
                                                      Scudder Small Cap Growth-B  Scudder Technology Growth-B
                                                      --------------------------  ---------------------------
                                                           2006        2005            2006        2005
                                                        ----------  ----------      ----------  ----------
Income:
   Dividends                                            $       --  $       --      $       --  $    1,871
Expenses:
   Mortality and expense risk and administration
   charges                                                  56,727      53,441          27,353      25,407
                                                        ----------  ----------      ----------  ----------
Net investment income (loss)                               (56,727)    (53,441)        (27,353)    (23,536)
Net realized gain (loss)                                   147,127      76,657          34,804      14,801
Unrealized appreciation (depreciation) during the
period                                                      21,521     199,123         (53,895)     46,045
                                                        ----------  ----------      ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                            111,921     222,339         (46,444)     37,310
Changes from principal transactions:
   Purchase payments                                        52,607     151,572          30,518     125,654
   Transfers between sub-accounts and the
   company                                                (197,460)    470,432         109,466     107,382
   Withdrawals                                            (364,683)   (119,974)       (237,620)    (82,175)
   Annual contract fee                                     (12,377)    (12,352)         (6,673)     (6,157)
                                                        ----------  ----------      ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                              (521,913)    489,678        (104,309)    144,704
                                                        ----------  ----------      ----------  ----------
Total increase (decrease) in contract owners' equity      (409,992)    712,017        (150,753)    182,014
Contract owners' equity at beginning of period           3,614,806   2,902,789       1,724,406   1,542,392
                                                        ----------  ----------      ----------  ----------
Contract owners' equity at end of period                $3,204,814  $3,614,806      $1,573,653  $1,724,406
                                                        ==========  ==========      ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      -----------------------------------------------------
                                                      Scudder Total Return-B  Scudder Davis Venture Value-B
                                                      ----------------------  -----------------------------
                                                         2006        2005            2006        2005
                                                      ----------  ----------     -----------  ----------
Income:
   Dividends                                          $   60,279  $   69,683     $    21,553  $   25,330
Expenses:
   Mortality and expense risk and administration
   charges                                                43,445      47,620         123,512     114,281
                                                      ----------  ----------     -----------  ----------
Net investment income (loss)                              16,834      22,063        (101,959)    (88,951)
Net realized gain (loss)                                  61,852      46,226         425,552     117,374
Unrealized appreciation (depreciation) during the
period                                                   128,842      (9,442)        561,526     482,134
                                                      ----------  ----------     -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          207,528      58,847         885,119     510,557
Changes from principal transactions:
   Purchase payments                                      19,425     126,375          85,667     409,179
   Transfers between sub-accounts and the
   company                                              (109,129)    (40,245)       (634,858)    431,063
   Withdrawals                                          (319,480)   (624,809)       (600,034)   (122,214)
   Annual contract fee                                   (11,123)    (13,145)        (26,986)    (23,734)
                                                      ----------  ----------     -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (420,307)   (551,824)     (1,176,211)    694,294
                                                      ----------  ----------     -----------  ----------
Total increase (decrease) in contract owners' equity    (212,779)   (492,977)       (291,092)  1,204,851
Contract owners' equity at beginning of period         2,805,392   3,298,369       7,753,714   6,548,863
                                                      ----------  ----------     -----------  ----------
Contract owners' equity at end of period              $2,592,613  $2,805,392     $ 7,462,622  $7,753,714
                                                      ==========  ==========     ===========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      -------------------------------------------------
                                                      Scudder Dreman Financial    Scudder Dreman High
                                                           Services-B (19)          Return Equity-B
                                                      ------------------------  -----------------------
                                                          2006         2005        2006         2005
                                                       -----------  ----------  -----------  ----------
Income:
   Dividends                                           $   368,730  $   24,546  $   628,282  $   98,674
Expenses:
   Mortality and expense risk and administration
   charges                                                  20,554      26,066      158,183     117,675
                                                       -----------  ----------  -----------  ----------
Net investment income (loss)                               348,176      (1,520)     470,099     (19,001)
Net realized gain (loss)                                  (125,836)     10,772      490,903     118,475
Unrealized appreciation (depreciation) during the
period                                                    (133,001)    (42,147)     664,395     343,571
                                                       -----------  ----------  -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                             89,339     (32,895)   1,625,397     443,045
Changes from principal transactions:
   Purchase payments                                         7,892      93,642      124,443     376,999
   Transfers between sub-accounts and the
   company                                              (1,607,059)     23,021    4,580,743     863,133
   Withdrawals                                            (200,316)    (44,825)    (932,903)   (236,838)
   Annual contract fee                                      (6,345)     (6,922)     (36,907)    (28,954)
                                                       -----------  ----------  -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (1,805,828)     64,916    3,735,376     974,340
                                                       -----------  ----------  -----------  ----------
Total increase (decrease) in contract owners' equity    (1,716,489)     32,021    5,360,773   1,417,385
Contract owners' equity at beginning of period           1,716,489   1,684,468    8,238,139   6,820,754
                                                       -----------  ----------  -----------  ----------
Contract owners' equity at end of period               $        --  $1,716,489  $13,598,912  $8,238,139
                                                       ===========  ==========  ===========  ==========

(19) On September 18, 2006, the Scudder Dreman Financial Services - B sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                      Sub-Account
                                                      --------------------------------------------
                                                                                 Scudder Salomon
                                                      Scudder Dreman Small        Aggressive
                                                           Cap Value-B         Growth- B (20, 21)
                                                      ----------------------  --------------------
                                                          2006       2005        2006       2005
                                                      ----------  ----------  ---------  ---------
Income:
   Dividends                                          $  523,357  $  472,814  $ 205,493  $      --
Expenses:
   Mortality and expense risk and administration
   charges                                                97,382      84,166     11,046     14,002
                                                      ----------  ----------  ---------  ---------
Net investment income (loss)                             425,975     388,648    194,447    (14,002)
Net realized gain (loss)                                 439,692     128,656    (13,285)    59,864
Unrealized appreciation (depreciation) during the
period                                                   426,308     (99,926)  (115,057)    38,120
                                                      ----------  ----------  ---------  ---------
Net increase (decrease) in contract owners equity
from operations                                        1,291,975     417,378     66,105     83,982
Changes from principal transactions:
   Purchase payments                                     115,043     276,151      2,015     30,296
   Transfers between sub-accounts and the
   company                                              (635,255)    304,378   (617,768)  (392,722)
   Withdrawals                                          (449,844)   (135,883)  (147,197)   (14,752)
   Annual contract fee                                   (24,399)    (21,169)    (2,739)    (2,563)
                                                      ----------  ----------  ---------  ---------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (994,455)    423,477   (765,689)  (379,741)
                                                      ----------  ----------  ---------  ---------
Total increase (decrease) in contract owners' equity     297,520     840,855   (699,584)  (295,759)
Contract owners' equity at beginning of period         5,911,775   5,070,920    699,584    995,343
                                                      ----------  ----------  ---------  ---------
Contract owners' equity at end of period              $6,209,295  $5,911,775  $      --  $ 699,584
                                                      ==========  ==========  =========  =========

(20) On August 1, 2005, the Scudder Invesco Dynamic Growth -B sub-account was renamed Scudder Salomon Aggressive Growth - Bsub-account through a vote of the Board of Directors.

(21) On December 6, 2006, Scudder Salomon Aggressive Growth - B sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      -----------------------------------------------
                                                      Scudder Janus Growth &   Scudder Janus Growth
                                                             Income-B           Opportunities-B (22)
                                                      ----------------------  -----------------------
                                                         2006        2005        2006         2005
                                                      ----------  ----------  -----------  ----------
Income:
   Dividends                                          $    5,547  $       --  $        --  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                37,275      34,974       14,795      11,510
                                                      ----------  ----------  -----------  ----------
Net investment income (loss)                             (31,728)    (34,974)     (14,795)    (11,510)
Net realized gain (loss)                                 161,710      41,096       10,515      69,817
Unrealized appreciation (depreciation) during the
period                                                    15,832     216,492      (69,240)      5,198
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          145,814     222,614      (73,520)     63,505
Changes from principal transactions:
   Purchase payments                                      14,976     187,812        4,029      32,866
   Transfers between sub-accounts and the
   company                                              (188,823)    119,334   (1,104,607)    723,184
   Withdrawals                                          (289,493)    (79,883)     (54,140)    (31,129)
   Annual contract fee                                    (7,858)     (7,477)      (4,446)     (1,995)
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (471,198)    219,786   (1,159,164)    722,926
                                                      ----------  ----------  -----------  ----------
Total increase (decrease) in contract owners' equity    (325,384)    442,400   (1,232,684)    786,431
Contract owners' equity at beginning of period         2,502,643   2,060,243    1,232,684     446,253
                                                      ----------  ----------  -----------  ----------
Contract owners' equity at end of period              $2,177,259  $2,502,643  $        --  $1,232,684
                                                      ==========  ==========  ===========  ==========

(22) On December 6, 2006, the Scudder Janus Growth Opportunities - B sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ------------------------------------------------
                                                             Scudder MFS             Scudder Oak
                                                      Strategic Value-B (23)   Strategic Equity-B (24)
                                                      -----------------------  -----------------------
                                                          2006        2005         2006        2005
                                                      -----------  ----------  -----------  ----------
Income:
   Dividends                                          $   192,778  $  375,236  $        --  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                 39,960      60,924       19,664      26,343
                                                      -----------  ----------  -----------  ----------
Net investment income (loss)                              152,818     314,312      (19,664)    (26,343)
Net realized gain (loss)                                   (5,780)    109,893       60,127      (6,378)
Unrealized appreciation (depreciation) during the
period                                                    (41,139)   (529,226)     (12,721)    (72,835)
                                                      -----------  ----------  -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                           105,899    (105,021)      27,742    (105,556)
Changes from principal transactions:
   Purchase payments                                       14,096     195,798       25,283      82,933
   Transfers between sub-accounts and the
   company                                             (3,622,290)   (435,338)  (1,289,996)   (361,082)
   Withdrawals                                           (143,509)    (76,715)    (174,438)    (36,001)
   Annual contract fee                                     (8,896)    (11,813)      (4,351)     (6,039)
                                                      -----------  ----------  -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (3,760,599)   (328,068)  (1,443,502)   (320,189)
                                                      -----------  ----------  -----------  ----------
Total increase (decrease) in contract owners' equity   (3,654,700)   (433,089)  (1,415,760)   (425,745)
Contract owners' equity at beginning of period          3,654,700   4,087,789    1,415,760   1,841,505
                                                      -----------  ----------  -----------  ----------
Contract owners' equity at end of period              $        --  $3,654,700  $        --  $1,415,760
                                                      ===========  ==========  ===========  ==========

(23) On September 18, 2006, the Scudder MFS Strategic Value - B sub-account ceased operations through a vote of the Board of Directors.

(24) On December 6, 2006, the Scudder Oak Strategic Equity - B sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      -----------------------------------------------
                                                           Scudder Turner
                                                          Mid Cap Growth-B      Scudder Real Estate-B
                                                      -----------------------  ----------------------
                                                          2006        2005        2006        2005
                                                      -----------  ----------  ----------  ----------
Income:
   Dividends                                          $  218,164   $       --  $   80,192  $  380,352
Expenses:
   Mortality and expense risk and administration
   charges                                                42,626       36,427      75,436      68,312
                                                      ----------   ----------  ----------  ----------
Net investment income (loss)                             175,538      (36,427)      4,756     312,040
Net realized gain (loss)                                  (7,713)     151,640     409,151     218,951
Unrealized appreciation (depreciation) during the
period                                                  (101,024)     113,067   1,017,684    (126,023)
                                                      ----------   ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                           66,801      228,280   1,431,591     404,968
Changes from principal transactions:
   Purchase payments                                      54,025      135,866      88,965     158,789
   Transfers between sub-accounts and the
   company                                              (173,939)     513,305    (408,163)   (240,349)
   Withdrawals                                          (146,009)     (36,062)   (349,296)    (98,620)
   Annual contract fee                                   (11,408)      (7,876)    (18,472)    (16,481)
                                                      ----------   ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (277,331)     605,233    (686,966)   (196,661)
                                                      ----------   ----------  ----------  ----------
Total increase (decrease) in contract owners' equity    (210,530)     833,513     744,625     208,307
Contract owners' equity at beginning of period         2,725,202    1,891,689   4,382,802   4,174,495
                                                      ----------   ----------  ----------  ----------
Contract owners' equity at end of period              $2,514,672   $2,725,202  $5,127,427  $4,382,802
                                                      ==========   ==========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      -----------------------------------------------
                                                         Scudder Strategic        Scudder Income
                                                             Income-B         Allocation - B (25, 26)
                                                      ----------------------  -----------------------
                                                         2006        2005          2006       2005
                                                      ----------  ----------  -----------  ----------
Income:
   Dividends                                          $  130,939  $  182,962  $    79,412  $      549
Expenses:
   Mortality and expense risk and administration
   charges                                                39,693      37,177       17,622      14,439
                                                      ----------  ----------  -----------  ----------
Net investment income (loss)                              91,246     145,785       61,790     (13,890)
Net realized gain (loss)                                 (12,362)     (3,817)     (11,313)     10,695
Unrealized appreciation (depreciation) during the
period                                                    86,666    (135,618)     (28,744)     27,232
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          165,550       6,350       21,733      24,037
Changes from principal transactions:
   Purchase payments                                      14,378     196,360       75,475   1,002,256
   Transfers between sub-accounts and the
   company                                               144,947     140,865   (1,329,176)     81,994
   Withdrawals                                          (171,746)    (95,960)     (27,788)     (5,680)
   Annual contract fee                                    (8,703)     (7,779)      (1,135)     (1,521)
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             (21,124)    233,486   (1,282,624)  1,077,049
                                                      ----------  ----------  -----------  ----------
Total increase (decrease) in contract owners' equity     144,426     239,836   (1,260,891)  1,101,086
Contract owners' equity at beginning of period         2,353,863   2,114,027    1,260,891     159,805
                                                      ----------  ----------  -----------  ----------
Contract owners' equity at end of period              $2,498,289  $2,353,863  $        --  $1,260,891
                                                      ==========  ==========  ===========  ==========

(25) On February 6, 2006, the Scudder Conservative Income Strategy - B sub-account was renamed Scudder Income Allocation - B sub-account through a vote of the Board of Directors.

(26) On September 18, 2006 Scudder Income Allocation - B sub-account ceased operation through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ------------------------------------------------
                                                          Scudder Moderate       Scudder Conservative
                                                         Allocation - B (27)      Allocation - B (28)
                                                      ------------------------  ----------------------
                                                          2006         2005        2006        2005
                                                      -----------  -----------  ----------  ----------
Income:
   Dividends                                          $   378,959  $    17,059  $  131,312  $    6,825
Expenses:
   Mortality and expense risk and administration
   charges                                                403,121      218,825     128,198      68,090
                                                      -----------  -----------  ----------  ----------
Net investment income (loss)                              (24,162)    (201,766)      3,114     (61,265)
Net realized gain (loss)                                  102,600      150,139      92,710      11,470
Unrealized appreciation (depreciation) during the
period                                                  2,050,547      658,035     424,950     192,036
                                                      -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                         2,128,985      606,408     520,774     142,241
Changes from principal transactions:
   Purchase payments                                    1,238,790   11,519,856     702,619   4,158,693
   Transfers between sub-accounts and the
   company                                                589,932    2,222,392   1,445,610     402,362
   Withdrawals                                           (355,155)    (441,820)    (97,419)   (209,876)
   Annual contract fee                                    (13,421)      (4,650)     (3,394)       (303)
                                                      -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            1,460,146   13,295,778   2,047,416   4,350,876
                                                      -----------  -----------  ----------  ----------
Total increase (decrease) in contract owners' equity    3,589,131   13,902,186   2,568,190   4,493,117
Contract owners' equity at beginning of period         22,689,775    8,787,589   6,458,338   1,965,221
                                                      -----------  -----------  ----------  ----------
Contract owners' equity at end of period              $26,278,906  $22,689,775  $9,026,528  $6,458,338
                                                      ===========  ===========  ==========  ==========

(27) On February 6, 2006, the Scudder Growth & Income Strategy - B sub-account was renamed Scudder Moderate Allocation - B sub-account through a vote of the Board of Directors.

(28) On February 6, 2006, the Scudder Income & Growth Strategy - B sub-account was renamed Scudder Conservative Allocation - B sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ------------------------------------------------
                                                           Scudder Growth         Scudder Templeton
                                                        Allocation - B (29)     Foreign Value - B (30)
                                                      ------------------------  ----------------------
                                                          2006         2005         2006      2005
                                                      -----------  -----------   ---------  --------
Income:
   Dividends                                          $   536,508  $    20,452   $ 233,032  $  1,342
Expenses:
   Mortality and expense risk and administration
   charges                                                550,379      270,974       8,252     1,298
                                                      -----------  -----------   ---------  --------
Net investment income (loss)                              (13,871)    (250,522)    224,780        44
Net realized gain (loss)                                  454,009      126,404    (146,226)      258
Unrealized appreciation (depreciation) during the
period                                                  2,976,851    1,191,640     (10,668)    7,810
                                                      -----------  -----------   ---------  --------
Net increase (decrease) in contract owners equity
from operations                                         3,416,989    1,067,522      67,886     8,112
Changes from principal transactions:
   Purchase payments                                    2,206,256   20,579,368       7,026    21,063
   Transfers between sub-accounts and the
   company                                                226,572    2,711,349    (175,702)   44,423
   Withdrawals                                         (1,497,111)    (210,250)    (25,721)        0
   Annual contract fee                                    (27,652)      (1,467)       (756)     (296)
                                                      -----------  -----------   ---------  --------
Net increase (decrease) in contract owners' equity
from principal transactions:                              908,065   23,079,000    (195,153)   65,190
                                                      -----------  -----------   ---------  --------
Total increase (decrease) in contract owners' equity    4,325,054   24,146,522    (127,267)   73,302
Contract owners' equity at beginning of period         31,024,783    6,878,261     127,267    53,965
                                                      -----------  -----------   ---------  --------
Contract owners' equity at end of period              $35,349,837  $31,024,783   $      --  $127,267
                                                      ===========  ===========   =========  ========

(29) On February 6, 2006, the Scudder Growth Strategy - B sub-account was renamed Scudder Growth Allocation - B sub-account through a vote of the Board of Directors.

(30) On December 6, 2006, Scudder Templeton Foreign Value Class B sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                      Sub-Account
                                                      -------------------------------------------
                                                        Scudder Mercury
                                                      Large Cap Core - B(31)  Scudder Bond-B (13)
                                                      ----------------------  -------------------
                                                          2006     2005          2006      2005
                                                        --------  --------     --------  -------
Income:
   Dividends                                            $ 13,451  $    130     $  5,451  $     --
Expenses:
   Mortality and expense risk and administration
   charges                                                 1,406       256        5,830     1,471
                                                        --------  --------     --------  --------
Net investment income (loss)                              12,045      (126)        (379)   (1,471)
Net realized gain (loss)                                      98        31          656        28
Unrealized appreciation (depreciation) during the
period                                                    (3,364)    3,263       15,552     1,956
                                                        --------  --------     --------  --------
Net increase (decrease) in contract owners equity
from operations                                            8,779     3,168       15,829       513
Changes from principal transactions:
   Purchase payments                                           0     5,000            0    26,830
   Transfers between sub-accounts and the
   company                                               (85,476)   72,600      394,549   128,052
   Withdrawals                                            (6,754)        0      (55,791)     (884)
   Annual contract fee                                      (390)      (14)      (1,566)     (508)
                                                        --------  --------     --------  --------
Net increase (decrease) in contract owners' equity
from principal transactions:                             (92,620)   77,586      337,192   153,490
                                                        --------  --------     --------  --------
Total increase (decrease) in contract owners' equity     (83,841)   80,754      353,021   154,003
Contract owners' equity at beginning of period            83,841     3,087      154,003         0
                                                        --------  --------     --------  --------
Contract owners' equity at end of period                $     --  $ 83,841     $507,024  $154,003
                                                        ========  ========     ========  ========

(31) On December 6, 2006, the Scudder Mercury Large Cap Core - B sub-account ceased operation through a vote of the Board of Directors.

(13) Commencement of Operations, April 29, 2005, through vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ------------------------------------------------
                                                         Scudder Equity 500         Alger American
                                                           Index - B (31)             Balanced- B
                                                      ------------------------  ----------------------
                                                          2006         2005        2006        2005
                                                      -----------  -----------  ----------  ----------
Income:
   Dividends                                          $    75,375  $        --  $  240,398  $   62,242
Expenses:
   Mortality and expense risk and administration
   charges                                                135,066       44,695      59,410      65,391
                                                      -----------  -----------  ----------  ----------
Net investment income (loss)                              (59,691)     (44,695)    180,988      (3,149)
Net realized gain (loss)                                  132,222      (16,309)     25,763      86,049
Unrealized appreciation (depreciation) during the
period                                                    991,895      107,384    (112,409)    166,314
                                                      -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                         1,064,426       46,380      94,342     249,214
Changes from principal transactions:
   Purchase payments                                       99,758       81,522      33,371     187,609
   Transfers between sub-accounts and the
   company                                             (1,589,566)   9,222,088      38,219    (904,380)
   Withdrawals                                           (579,327)     (61,963)   (363,903)    (89,977)
   Annual contract fee                                    (38,324)           0     (14,849)    (16,072)
                                                      -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (2,107,459)   9,241,647    (307,162)   (822,820)
                                                      -----------  -----------  ----------  ----------
Total increase (decrease) in contract owners' equity   (1,043,033)   9,288,027    (212,820)   (573,606)
Contract owners' equity at beginning of period          9,288,027            0   3,902,557   4,476,163
                                                      -----------  -----------  ----------  ----------
Contract owners' equity at end of period              $ 8,244,994  $ 9,288,027  $3,689,737  $3,902,557
                                                      ===========  ===========  ==========  ==========

(31) On September 16, 2005, the Scudder Equity 500 Index - B sub-account commenced operation through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      ----------------------------------------------
                                                          Alger American      Credit Suisse Emerging
                                                       Leveraged  All Cap- B        Markets-B
                                                      ----------------------  ----------------------
                                                         2006        2005         2006       2005
                                                      ----------  ----------  ----------  ----------
Income:
   Dividends                                          $       --  $       --  $   38,236  $   13,450
Expenses:
   Mortality and expense risk and administration
   charges                                                23,918      17,476      34,666      27,886
                                                      ----------  ----------  ----------  ----------
Net investment income (loss)                             (23,918)    (17,476)      3,570     (14,436)
Net realized gain (loss)                                  76,127      25,870     464,509      96,280
Unrealized appreciation (depreciation) during the
period                                                   172,840     119,375      90,497     369,095
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          225,049     127,769     558,576     450,939
Changes from principal transactions:
   Purchase payments                                      58,614      40,012      12,046      63,969
   Transfers between sub-accounts and the
   company                                               355,770     (75,237)   (340,933)    335,353
   Withdrawals                                          (114,060)    (21,728)   (341,690)    (49,505)
   Annual contract fee                                    (6,866)     (4,722)     (8,936)     (6,947)
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             293,458     (61,675)   (679,513)    342,870
                                                      ----------  ----------  ----------  ----------
Total increase (decrease) in contract owners' equity     518,507      66,094    (120,937)    793,809
Contract owners' equity at beginning of period         1,179,158   1,113,064   2,137,652   1,343,843
                                                      ----------  ----------  ----------  ----------
Contract owners' equity at end of period              $1,697,665  $1,179,158  $2,016,715  $2,137,652
                                                      ==========  ==========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                     Sub-Account
                                                      -----------------------------------------
                                                      Credit Suisse Global    Dreyfus Socially
                                                          Post Venture          Responsible
                                                            Capital-B            Growth -B
                                                      --------------------  -------------------
                                                         2006       2005      2006       2005
                                                      ---------  ---------  --------  ---------
Income:
   Dividends                                          $      --  $      --  $     --  $      --
Expenses:
   Mortality and expense risk and administration
   charges                                                8,342      6,316     5,469      6,372
                                                      ---------  ---------  --------  ---------
Net investment income (loss)                             (8,342)    (6,316)   (5,469)    (6,372)
Net realized gain (loss)                                 58,230      8,263    11,067      9,157
Unrealized appreciation (depreciation) during the
period                                                   (1,712)    52,254    17,055     (3,880)
                                                      ---------  ---------  --------  ---------
Net increase (decrease) in contract owners equity
from operations                                          48,176     54,201    22,653     (1,095)
Changes from principal transactions:
   Purchase payments                                      1,306     24,103       670     12,964
   Transfers between sub-accounts and the
   company                                               23,545     27,670   (41,969)  (114,022)
   Withdrawals                                          (58,291)    (7,235)  (26,887)   (30,376)
   Annual contract fee                                   (2,255)    (1,741)   (1,403)    (1,539)
                                                      ---------  ---------  --------  ---------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (35,695)    42,797   (69,589)  (132,973)
                                                      ---------  ---------  --------  ---------
Total increase (decrease) in contract owners' equity     12,481     96,998   (46,936)  (134,068)
Contract owners' equity at beginning of period          454,718    357,720   349,559    483,627
                                                      ---------  ---------  --------  ---------
Contract owners' equity at end of period              $ 467,199  $ 454,718  $302,623  $ 349,559
                                                      =========  =========  ========  =========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ---------------------------------------------------
                                                      Dreyfus VIF Mid Cap Stock-B    AIM VI Utilities- B
                                                      ---------------------------  ----------------------
                                                           2006        2005           2006        2005
                                                        ----------  ----------     ----------  ----------
Income:
   Dividends                                            $  929,199  $   20,853     $   81,953  $   32,082
Expenses:
   Mortality and expense risk and administration
   charges                                                  89,112      84,338         24,989      21,276
                                                        ----------  ----------     ----------  ----------
Net investment income (loss)                               840,087     (63,485)        56,964      10,806
Net realized gain (loss)                                   170,324      80,639        138,184      62,323
Unrealized appreciation (depreciation) during the
period                                                    (688,996)    366,496        122,726      96,254
                                                        ----------  ----------     ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                            321,415     383,650        317,874     169,383
Changes from principal transactions:
   Purchase payments                                        63,100     159,449          8,680      27,552
   Transfers between sub-accounts and the
   company                                                 (48,608)    116,949        (16,282)    222,190
   Withdrawals                                            (751,357)   (137,625)      (134,575)    (15,122)
   Annual contract fee                                     (22,414)    (21,065)        (5,236)     (5,109)
                                                        ----------  ----------     ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                              (759,279)    117,708       (147,413)    229,511
                                                        ----------  ----------     ----------  ----------
Total increase (decrease) in contract owners' equity      (437,864)    501,358        170,461     398,894
Contract owners' equity at beginning of period           5,572,545   5,071,187      1,421,990   1,023,096
                                                        ----------  ----------     ----------  ----------
Contract owners' equity at end of period                $5,134,681  $5,572,545     $1,592,451  $1,421,990
                                                        ==========  ==========     ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                  Total
                                                      ------------------------------
                                                           2006            2005
                                                      --------------  --------------
Income:
   Dividends                                          $  248,555,495  $   78,042,482
Expenses:
   Mortality and expense risk and administration
   charges                                                52,456,173      37,690,595
                                                      --------------  --------------
Net investment income (loss)                             196,099,322      40,351,887
Net realized gain (loss)                                  47,573,865      23,513,737
Unrealized appreciation (depreciation) during the
period                                                    83,895,568      64,866,245
                                                      --------------  --------------
Net increase (decrease) in contract owners equity
from operations                                          327,568,755     128,731,869
Changes from principal transactions:
   Purchase payments                                     743,373,344     707,848,466
   Transfers between sub-accounts and the
   company                                               103,694,240      77,607,977
   Withdrawals                                          (259,454,333)   (180,428,714)
   Annual contract fee                                    (4,275,247)     (3,590,682)
                                                      --------------  --------------
Net increase (decrease) in contract owners' equity
from principal transactions:                             583,338,004     601,437,047
                                                      --------------  --------------
Total increase (decrease) in contract owners' equity     910,906,759     730,168,916
Contract owners' equity at beginning of period         2,852,435,530   2,122,266,614
                                                      --------------  --------------
Contract owners' equity at end of period              $3,763,342,289  $2,852,435,530
                                                      ==============  ==============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A) SEPARATE ACCOUNT H
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

1. ORGANIZATION

John Hancock Life Insurance Company (U.S.A.) Separate Account H (the Account) is a separate account established by John Hancock Life Insurance Company (U.S.A.) (the Company). The Company established the Account on August 24, 1984 as a separate account under Delaware law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and consists of one hundred twenty six sub-accounts which are exclusively invested in corresponding portfolios of John Hancock Trust (the Trust), twenty nine sub-accounts which are invested in a corresponding Portfolio of the Scudder Variable Series Trust, two sub-accounts which are invested in a corresponding Portfolio of the Alger American Fund, two sub-accounts which are invested in a corresponding Portfolio of the Credit Suisse Trust, two sub-accounts which are invested in a corresponding Portfolio of the Dreyfus Service Corporation, one sub-account which is invested in a corresponding Portfolio of the Invesco VIF Funds and three sub-accounts which are invested in a corresponding Portfolio of Merrill Lynch Variable Series Funds, Inc (the "Outside Trusts"). The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The Account includes 214 contracts, distinguished principally by the level of expenses and surrender charges. These 214 contracts are as follows:
Venture Variable Annuity 1, 3, 7, 8, 10, 11, 12, 13, 14, 15, 16, 17, 18, 20, 21,
22, 23, 25, 26, 27, 28, 30, 31, 32, 33, 34, 40, 41, 42, 43, 50, 51, 52, 53, 55,
56, 58, 60, 61, 63, 64, 65, 66, 67, 68, 70, 71, 73, 74, 75, 76, 77, 78, 80, 81,
82, 83, 84, 85, 86, 87, 88, 90, 91, 92, 93 (VEN 1, 3, 7, 8, 17, 18, 20, 21, 22,
23, 25, 26, 27, 28, 30, 31, 32, 33, 34, 40, 41, 42, 43, 50, 51, 52, 53, 55, 56,
58, 80, 81, 82, 83, 84, 90, 91, 92, 93 VENR 21, 23, 31, 41, 51, 53, 61, 71, 18,
60, 61, 63, 64, 65, 66, 67, 68, 70, 71, 73, 74, 75, 76, 77, 78, 80, 81, 83, 84,
85, 86, 87, 88), Venture Vantage Annuity 10, 11, 12, 13, 15, 16, 17, 18, 19, 20,
21, 22, 23, 25, 26, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44,
45, 46, 47, 48, 49, 50, 51, 52, 53, 55, 56, 60, 61, 62, 63, 65, 66, 67, 68, 69,
70, 71, 72, 73, 75, 76, 80, 81, 82, 83, 85, 86 (VTG 10, 11, 12, 13, 15, 16, 17,
18, 19, 20, 21, 22, 23, 25, 26, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41,
42, 43, 44, 45, 46, 47, 48, 49, 50, 51, 52, 53, 55, 56, 60, 61, 62, 63, 65, 66,
67, 68, 69, 70, 71, 72, 73, 75, 76, 80, 81, 82, 83, 85, 86), Venture Vision
Variable Annuity 5, 6, 25, 26, 27, 28, 29, 25B, 26B, 27B, 28B (VIS 5, 6, 25, 26,
27, 28, 29, 25B, 26B, 27B, 28B), Venture No-load Rollover Annuity (MRP) (MRPG01, MRPI01, VSTG01, VSTI01) Scudder Wealthmark Variable Annuity (WV A1E, A1I, A1W, A2E, A2I, A2W, A3E, A3I, A3W, B1E, B1I, B1W, B2E, B2I, B2W, B3E, B3I, B3W) and Scudder Wealthmark ML3 Variable Annuity (W3 A1I, A1W, A3I, A3W, B1I, B3I, B1W, B3W, G1I, G1W, G3I, G3W, N1I, N1W, N3I, N3W).

Each sub-account holds shares of a particular series ("Portfolio") of a registered investment company. Sub-accounts that invest in Portfolios of the John Hancock Trust ("Trust) may offer two classes of units to fund variable annuity contracts issued by the Company. These classes, Class A and Class B, respectively, represent an interest in the same Trust Portfolio, but in different classes of that Portfolio. Class A represents interests in Series I shares of the Portfolio and Class B represents interests in Series II shares of the Trust's Portfolio. Series I and Series II shares differ in the level of 12b-1 fees and other expenses assessed against the Portfolio's assets.

The Company is an indirect, wholly owned subsidiary of The Manufacturers Life Insurance Company (MLI). MLI, in turn, is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC), a Canadian-based publicly traded stock life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A) SEPARATE ACCOUNT H
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

1. ORGANIZATION (CONTINUED)

On April 29, 2005, fifteen sub-accounts ceased operations through a vote of the Board of Directors: Diversified Bond Class A and Class B, Overseas Class A and Class B, Aggressive Growth Class A and Class B, Small Company Blend Class A and Class B, Strategic Growth Class A and Class B, Great Companies Class B, Scudder 21st Century Growth, Scudder Eagle Focused Large Cap Growth, Scudder Focus Value and Growth.

On April 29, 2005, fourteen sub-accounts commenced operations through a vote of the Board of Directors: Small Cap Opportunities Class A, US Global Leaders Class A, Active Bond Class A, Active Bond Class B, CGTC Overseas Equity Class B, Independence Investment LLC - Small Cap Class B, Marisco International Opportunities Class B, T Rowe Price Mid Value Class B, UBS Large Cap Class B, US High Yield Bond Class B, Wellington Small Cap Growth Class B, Wellington Small Cap Value Class B, Wells Capital Core Bond Class B, and Scudder Bond Class B.

On April 29, 2005, the John Hancock VST International Equity Index sub-account was renamed John Hancock International Equity Index Class A through a vote of the Board of Directors.

On August 1, 2005, the American Bond - B sub-account commenced operations through a vote of the Board of Directors.

On August 1, 2005, the Scudder Invesco Dynamic Growth sub-account was renamed Scudder Salomon Aggressive Growth sub-account through a vote of the Board of Directors in order to reflect a name change of the corresponding underlying Portfolio.

On September 16, 2005, the Scudder Index 500 - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder Equity 500 Index - B sub-account.

On September 16, 2005, the Scudder Equity 500 Index - B sub-account commenced operations through a vote of the Board of Directors.

On October 28, 2005, the Scudder Aggressive Growth - B sub-account was renamed Scudder Mid Cap Growth - B sub-account through vote of the Board of Directors in order to reflect a name change of the corresponding underlying Portfolio.

On February 6, 2006, the Scudder Conservative Income - B sub-account was renamed Scudder Income Allocation - B sub-account through a vote of the Board of Directors.

On February 6, 2006, the Scudder Growth & Income - B sub-account was renamed Scudder Moderate Allocation - B sub-account through a vote of the Board of Directors.

On February 6, 2006, the Scudder Income & Growth - B sub-account was renamed Scudder Conservative Allocation - B sub-account through a vote of the Board of Directors.

On February 6, 2006, the Scudder Growth Strategy - B sub-account was renamed Scudder Growth Allocation - B sub-account through a vote of the Board of Directors.

On February 16, 2006, the Index Allocation - B sub-account commenced operations through a vote of the Board or Directors.

On May 1, 2006, the Growth & Income sub-account was renamed U.S. Core through a vote of the Board of Directors.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A) SEPARATE ACCOUNT H
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

On May 1, 2006, the Global Equity - B sub-account was renamed Global Trust sub-account through a vote of the Board of Directors.

1. ORGANIZATION (CONTINUED)

On May 1, 2006, the Pacific Rim Emerging Markets sub-account was renamed Pacific Rim sub-account through a vote of the Board of Directors.

On May 1, 2006, the International Stock sub-account was renamed International Core sub-account through a vote of the Board of Directors.

On May 1, 2006, the Lifestyle Aggressive 1000 sub-account was renamed Lifestyle Aggressive sub-account through a vote of the Board of Directors.

On May 1, 2006, the Lifestyle Growth 820 sub-account was renamed Lifestyle Growth sub-account through a vote of the Board of Directors.

On May 1, 2006, the Lifestyle Balanced 640 sub-account was renamed Lifestyle Balanced sub-account through a vote of the Board of Directors.

On May 1, 2006, the Lifestyle Moderate 460 sub-account was renamed Lifestyle Moderate sub-account through a vote of the Board of Directors.

On May 1, 2006, the Lifestyle Conservative 280 sub-account was renamed Lifestyle Conservative sub-account through a vote of the Board of Directors.

On May 1, 2006, the Large Cap Growth sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Capital Appreciation sub-account.

On September 18, 2006, the Scudder Dreman Financial Services - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder Dreman High Return -B sub-account.

On September 18, 2006, the Scudder MFS Strategic Value - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder Dreman High Return - B sub-account.

On September 18, 2006, the Scudder Income Allocation - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to Scudder Conservative Income - B sub-account.

On December 1 2006, the Large Cap Value - A sub-account commenced operations through a vote of the Board of Directors.

On December 4, 2006, the Mid Cap Core - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Mid Cap Index - B sub-account.

On December 4, 2006, the Strategic Value - A sub-account and Strategic Value - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Large Cap Value - A sub-account and Large Cap Value - B sub-account.

On December 6 2006, the Scudder Salomon Aggressive Growth - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder Capital Growth sub-account.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A) SEPARATE ACCOUNT H
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

On December 6, 2006, the Scudder Janus Growth Opportunities - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder Capital Growth - B sub-account.

1. ORGANIZATION (CONTINUED)

On December 6, 2006, the Scudder Mercury Large Cap Core - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder Growth and Income - B sub-account.

On December 6, 2006, the Scudder Oak Strategic Equity - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder Capital Growth - B sub-account.

On December 6, 2006, the Scudder Templeton Foreign Value - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder International - B sub-account.

In addition to the Account, a contract owner may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

2. SIGNIFICANT ACCOUNTING POLICIES

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

VALUATION OF INVESTMENTS

Investments made in the Portfolios of the Trust and of the outside Trusts are valued at the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

Annuity reserves are computed for contracts under which periodic benefit payments are being made according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 4%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Account.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A) SEPARATE ACCOUNT H
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES

The Company assumes mortality and expense risk of the Contracts and provides administrative charges to the account for which asset charges are deducted at various rates ranging from 0.05% to 1.50%, depending on the type of contract, of net assets of the sub-account.

The Company makes certain other deductions from contract owner payments for premium taxes, guaranteed minimum death benefits, sales charges on purchases and the surrender fee and annual contract fee, which are accounted for as a reduction of net assets resulting from contract owner transactions

AMOUNTS RECEIVABLE/PAYABLE

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios' shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2006.

STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("SFAS 157")

In September 2006, the FASB issued SFAS No. 157. This standard, which provides guidance on how to measure fair values of assets and liabilities, applies whenever other standards require or permit assets or liabilities to be measured at fair value, but does not discuss when to use fair value accounting. SFAS No. 157 establishes a fair value measurement hierarchy that gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, and requires fair value measurements to be separately disclosed by level within the hierarchy.

SFAS No. 157 will be effective for the Company beginning January 1, 2008 and will then be generally prospectively applicable. The Company is still evaluating the impact SFAS No. 157 will have on its consolidated financial position or results of operations.

3. TRANSACTIONS WITH AFFILIATES

The Company has an Administrative Services Agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. The Company has underwriting and distribution agreements with its affiliate, John Hancock Distributors, LLC (JH Distributors). JH Distributors is 60% owned by the Company and 40% owned by John Hancock Life Insurance Company of New York (JHNY). JHNY is a wholly owned subsidiary of the Company.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS

The details of the shares owned and cost and value of investments in the Portfolios of the Trust and of the Outside Trusts at December 31, 2006 were as follows:

                                                            Details of Investments
                                                 ------------------------------------------
Sub-account                                      Shares Owned       Cost           Value
-------------------------------------------------------------------------------------------
Strategic Opportunities -- A                        1,932,528   $ 27,581,810   $ 25,876,550
Strategic Opportunities -- B                          119,115      1,207,223      1,588,987
Investment Quality Bond -- A                          977,226     11,839,950     11,394,453
Investment Quality Bond -- B                        2,308,719     27,125,080     26,873,489
U.S. Core -- A                                      3,046,251     72,666,642     65,920,872
U.S. Core -- B                                        559,185     11,852,054     12,039,251
Blue Chip Growth -- A                               2,341,355     39,622,839     45,398,866
Blue Chip Growth -- B                               1,091,754     17,550,400     21,092,687
Money Market -- A                                   2,487,482     24,874,821     24,874,821
Money Market -- B                                   3,336,107     33,361,074     33,361,074
Global Trust -- A                                   1,149,655     16,918,217     22,073,377
Global Trust -- B                                     247,448      3,610,792      4,726,247
Global Bond -- A                                      391,926      5,757,962      5,851,451
Global Bond -- B                                    1,164,059     17,216,600     17,309,561
U.S. Government Securities -- A                     1,444,154     19,687,423     19,539,399
U.S. Government Securities -- B                       810,038     10,816,099     10,951,709
Income & Value -- A                                 1,601,182     16,104,096     19,390,320
Income & Value -- B                                   902,357      9,330,157     10,855,361
Equity-Income -- A                                  3,512,868     52,286,357     65,058,317
Equity-Income -- B                                  2,045,922     32,167,071     37,726,795
Strategic Bond -- A                                 1,292,957     14,576,583     15,541,347
Strategic Bond -- B                                 1,197,783     14,086,152     14,373,396
All Cap Core -- A                                     486,474      7,844,637      9,534,890
All Cap Core -- B                                      68,714      1,026,166      1,341,296
All Cap Growth -- A                                   934,223     13,966,844     16,657,204
All Cap Growth -- B                                   240,708      3,477,814      4,253,303
International Small Cap -- A                          330,586      6,028,987      8,036,555
International Small Cap -- B                          284,837      5,307,846      6,935,770
Pacific Rim -- A                                      240,415      2,447,229      3,135,010
Pacific Rim -- B                                      305,507      3,536,177      3,968,537
Science & Technology -- A                           1,122,786     12,950,441     13,945,003
Science & Technology -- B                             460,676      5,128,227      5,689,348
Emerging Small Company -- A                           199,402      5,089,645      5,866,398
Emerging Small Company -- B                           170,276      4,620,579      4,966,937
International Core -- A                               344,324      3,750,079      5,223,393
International Core -- B                               205,190      2,680,585      3,122,997
Value -- A                                            548,336      9,339,093     12,458,196
Value -- B                                            211,566      4,074,549      4,785,628
Real Estate Securities -- A                           402,972      9,028,152     11,138,143
Real Estate Securities -- B                           564,712     13,074,008     15,580,397
High Yield -- A                                       841,817      8,402,737      8,973,774
High Yield -- B                                     1,111,468     11,361,793     11,892,705
Lifestyle Aggressive -- A                             478,237      5,035,003      5,389,730
Lifestyle Aggressive -- B                           5,173,254     56,971,173     58,043,905
Lifestyle Growth -- A                               2,492,690     30,431,058     34,748,092
Lifestyle Growth -- B                              50,941,553    668,695,117    707,068,757
Lifestyle Balanced -- A                             4,051,399     49,604,363     56,071,367
Lifestyle Balanced -- B                            46,180,626    604,979,040    636,830,827
Lifestyle Moderate -- A                             2,041,529     25,355,927     27,295,247
Lifestyle Moderate -- B                            12,908,653    166,595,994    171,943,264

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS - (CONTINUED)

                                                           Details of Investments
                                                 ------------------------------------------
Sub-account                                      Shares Owned       Cost           Value
-------------------------------------------------------------------------------------------
Lifestyle Conservative -- A                        1,150,494    $ 15,060,960   $ 15,451,134
Lifestyle Conservative -- B                        5,178,495      68,183,346     69,236,484
Small Company Value -- A                             516,475       9,342,642     11,305,636
Small Company Value -- B                           1,033,549      19,899,083     22,490,017
International Value -- A                           1,031,452      14,763,730     19,989,547
International Value -- B                           1,214,507      17,680,691     23,439,980
Total Return -- A                                  2,131,337      29,757,603     29,476,396
Total Return -- B                                  2,311,634      31,894,663     31,877,437
US Large Cap Value -- A                              893,347      10,896,515     14,499,019
US Large Cap Value -- B                              777,306       9,783,969     12,561,262
Mid Cap Stock -- A                                 1,149,560      14,992,905     19,508,037
Mid Cap Stock -- B                                 1,241,069      16,343,979     20,874,772
Global Allocation -- A                               206,632       2,127,674      2,640,763
Global Allocation -- B                             1,352,102      15,305,008     17,185,220
Dynamic Growth -- A                                  690,070       2,585,402      4,168,025
Dynamic Growth -- B                                  466,696       2,066,567      2,795,510
Total Stock Market Index -- A                        138,653       1,370,463      1,820,509
Total Stock Market Index -- B                        544,298       5,609,072      7,113,974
500 Index -- A                                       725,581       7,604,326      8,946,418
500 Index -- B                                     1,520,036      15,546,065     18,635,642
Mid Cap Index -- A                                   137,161       2,231,751      2,584,111
Mid Cap Index -- B                                   546,156       9,134,366     10,240,430
Small Cap Index -- A                                  89,289       1,252,951      1,515,233
Small Cap Index -- B                                 375,137       5,268,050      6,336,060
Capital Appreciation -- A                          1,537,877      13,725,226     13,948,542
Capital Appreciation -- B                          1,407,531      12,430,746     12,653,702
Health Sciences -- A                                 256,040       3,622,414      4,022,386
Health Sciences -- B                                 539,627       7,791,153      8,396,603
Financial Services -- A                              184,879       2,553,836      3,472,031
Financial Services -- B                              312,134       4,430,048      5,827,535
Quantitative Mid Cap -- A                             43,809         524,315        473,133
Quantitative Mid Cap -- B                            104,333       1,264,805      1,111,143
All Cap Value -- A                                   298,000       3,752,419      3,882,934
All Cap Value -- B                                   675,496       8,712,931      8,774,689
Utilities -- A                                       365,017       4,305,365      5,351,150
Utilities -- B                                       519,395       6,374,684      7,562,389
Mid Cap Value -- A                                   595,122       9,149,413     10,450,341
Mid Cap Value -- B                                 1,378,289      21,611,286     24,092,484
Fundamental Value -- A                               539,622       6,593,692      9,076,447
Fundamental Value -- B                             2,206,204      30,911,987     36,931,857
Emerging Growth -- B                                 113,614       1,589,487      1,425,855
Natural Resources -- B                               451,532      14,038,857     14,263,906
Quantitative All Cap -- B                             30,240         500,896        524,053
Large Cap Value -- B                                 378,678       8,064,984      8,694,438
Small Cap Opportunities -- A                         162,997       3,309,661      3,977,136
Small Cap Opportunities -- B                         363,007       7,405,706      8,806,545
Special Value-- B                                     37,670         675,732        734,563
Real Return Bond -- B                                840,830      11,313,671     10,855,118
American International -- B                        3,818,931      78,168,726     94,938,637
American Growth -- B                               7,433,850     136,551,401    160,868,508

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS - (CONTINUED)

                                                            Details of Investments
                                                 ------------------------------------------
Sub-account                                      Shares Owned       Cost           Value
-------------------------------------------------------------------------------------------
American Blue Chip Income & Growth -- B            1,144,262    $ 17,884,967   $ 20,894,226
American Growth-Income -- B                        7,073,990     122,651,199    142,470,165
American Bond -- B                                 5,567,811      70,590,207     74,051,885
American Century Small Company -- B                   19,406         289,141        279,833
PIMCO VIT All Asset                                  410,236       4,817,631      4,791,554
LMFC Core Equity B                                   433,591       6,123,923      6,529,884
PIM Classic Value B                                  147,560       2,156,914      2,389,001
Quantitative Value -- B                               12,512         177,819        191,308
US Global Leaders Growth-- A                         117,388       1,438,370      1,543,647
US Global Leaders Growth-- B                         298,109       3,650,397      3,911,188
John Hancock Strategic Income B                      169,072       2,251,738      2,243,582
John Hancock Int'l Eq Index-- A                       80,662       1,367,295      1,708,421
John Hancock Int'l Eq Index -- B                     194,047       3,042,677      4,102,152
Active Bond-- A                                      870,401       8,352,774      8,599,561
Active Bond-- B                                    6,475,718      62,406,890     63,915,334
CGTC Overseas Equity -- B                             56,962         751,628        820,248
Independence Investment LLC Small Cap-- B              5,071          73,236         71,548
Marisco International Opportunities-- B              170,176       2,769,759      3,092,105
T Rowe Price Mid Value-- B                            84,094       1,057,366      1,147,048
UBS Large Cap-- B                                      9,570         137,278        149,863
US High Yield-- B                                     21,169         276,610        286,200
Wellington Small Cap Growth -- B                     110,875       1,193,294      1,272,844
Wellington Small Cap Value -- B                      106,322       2,072,500      2,179,610
Wells Capital Core Bond-- B                           16,646         205,619        210,742
Index Allocation-- B                                 972,368      12,440,465     13,000,554
Large Cap Value -- A                                 129,736       2,946,322      2,993,004
Scudder Capital Growth -- B                          436,003       7,077,166      7,913,455
Scudder Global Discovery -- B                        169,471       2,204,743      3,038,614
Scudder Growth & Income -- B                         393,283       3,470,658      4,286,788
Scudder Health Sciences -- B                         193,668       2,251,217      2,626,140
Scudder International -- B                           364,549       3,602,057      4,877,661
Scudder Mid Cap Growth -- B                          134,159       1,462,338      1,659,543
Scudder Blue Chip -- B                               281,184       3,660,578      4,532,688
Scudder Contarian Value -- B                         264,395       3,921,469      4,743,244
Scudder Global Blue Chip -- B                        109,759       1,397,009      1,907,609
Scudder Government Securities -- B                   254,573       3,146,928      3,118,524
Scudder High Income -- B                             424,210       3,430,206      3,554,882
Scudder International Select Equity -- B             229,642       2,714,805      3,733,980
Scudder Fixed Income -- B                            636,831       7,460,875      7,540,078
Scudder Money Market -- B                          3,167,013       3,167,013      3,172,913
Scudder Small Cap Growth -- B                        229,571       2,695,659      3,204,814
Scudder Technology Growth -- B                       170,125       1,481,795      1,573,653
Scudder Total Return -- B                            106,124       2,282,711      2,592,613
Scudder Davis Venture Value -- B                     524,798       5,753,372      7,462,622
Scudder Dreman High Return Equity -- B               905,387      11,716,882     13,598,912
Scudder Dreman Small Cap Value -- B                  271,385       4,915,400      6,209,295
Scudder Janus Growth & Income -- B                   184,201       1,683,529      2,177,259
Scudder Turner Mid Cap Growth -- B                   234,141       2,281,493      2,514,672
Scudder Real Estate -- B                             229,415       3,306,740      5,127,427
Scudder Strategic Income-- B                         212,801       2,415,341      2,498,289

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS - (CONTINUED)

                                                           Details of Investments
                                                 ----------------------------------------
Sub-account                                      Shares Owned      Cost          Value
-----------------------------------------------------------------------------------------
Scudder Moderate Allocation-- B                    2,115,854    $23,195,351   $26,278,906
Scudder Conservative Allocation-- B                  761,090      8,326,931     9,026,528
Scudder Growth Allocation-- B                      2,731,827     30,843,805    35,349,837
Scudder Bond -- B                                     72,329        489,517       507,024
Scudder Equity 500 Index -- B                        551,136      7,145,715     8,244,994
Alger American Balanced -- B                         258,024      3,449,622     3,689,737
Alger American Leveraged All Cap -- B                 41,437      1,305,588     1,697,665
Credit Suisse Emerging Markets -- B                   92,298      1,292,946     2,016,715
Credit Suisse Global Post Venture Capital -- B        31,869        359,726       467,199
Dreyfus Socially Responsible Growth Fund -- B         10,724        257,325       302,623
Dreyfus VIF Midcap Stock -- B                        296,460      4,860,378     5,134,681
AIM VI Utilities -- B                                 75,009      1,178,109     1,592,451

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS - (CONTINUED)

Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Portfolios of the Trust and of the Outside Trusts during 2006 were as follows:

                                                   Details of Investments
                                                 --------------------------
Sub-account                                        Purchases       Sales
---------------------------------------------------------------------------
Strategic Opportunities -- A                     $    181,298   $ 6,559,681
Strategic Opportunities -- B                          160,615       409,103
Investment Quality Bond -- A                        1,180,543     3,100,990
Investment Quality Bond -- B                       14,122,449     3,813,207
U.S. Core -- A                                     11,086,370    17,656,914
U.S. Core -- B                                      2,502,812     4,345,759
Blue Chip Growth -- A                               1,009,054    10,907,496
Blue Chip Growth -- B                               2,233,359     4,235,731
Money Market -- A                                  23,787,748    28,808,821
Money Market -- B                                  43,960,070    31,604,396
Global Trust -- A                                     857,150     4,074,986
Global Trust -- B                                     731,028       592,591
Global Bond -- A                                    1,005,651     1,708,013
Global Bond -- B                                    8,139,155     1,562,131
U.S. Government Securities -- A                     3,704,952     6,840,857
U.S. Government Securities -- B                     4,573,198     6,761,976
Income & Value -- A                                 1,155,212     4,610,378
Income & Value -- B                                 1,182,182     1,820,872
Large Cap Growth -- A                                 128,513    16,168,281
Large Cap Growth -- B                                 378,621    13,253,787
Equity-Income -- A                                  6,435,479    12,020,303
Equity-Income -- B                                  7,670,572     7,033,314
Strategic Bond -- A                                 2,815,568     3,763,597
Strategic Bond -- B                                 3,315,926     2,577,284
All Cap Core -- A                                     291,320     2,587,893
All Cap Core -- B                                     184,412       202,950
All Cap Growth -- A                                   313,246     4,102,554
All Cap Growth -- B                                   719,161     1,671,981
International Small Cap -- A                        2,321,632     2,736,024
International Small Cap -- B                        2,330,125     1,692,733
Pacific Rim -- A                                      742,093     1,487,326
Pacific Rim -- B                                    2,666,147     3,117,259
Science & Technology -- A                             583,502     3,904,761
Science & Technology -- B                             938,124     1,858,440
Emerging Small Company -- A                         1,199,135     2,070,890
Emerging Small Company -- B                         1,042,256     1,238,032
International Core -- A                             1,342,405     1,393,665
International Core -- B                             2,152,292     1,010,424
Value -- A                                          2,945,575     2,556,803
Value -- B                                          2,057,541     1,264,686
Real Estate Securities -- A                         3,518,196     2,579,255
Real Estate Securities -- B                         6,047,600     4,184,090
High Yield -- A                                     1,846,124     3,202,134
High Yield -- B                                     5,021,325     5,404,383
Lifestyle Aggressive -- A                           1,935,306     1,349,206
Lifestyle Aggressive -- B                          21,514,896     9,018,705
Lifestyle Growth -- A                               8,835,177     6,020,631
Lifestyle Growth -- B                             360,221,762    21,778,204
Lifestyle Balanced -- A                            10,829,673    11,235,016

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS - (CONTINUED)

                                                   Details of Investments
                                                 --------------------------
Sub-account                                        Purchases       Sales
---------------------------------------------------------------------------
Lifestyle Balanced -- B                          $268,478,316   $27,185,119
Lifestyle Moderate -- A                             6,786,698     6,417,268
Lifestyle Moderate -- B                            72,901,605    19,816,958
Lifestyle Conservative -- A                         2,975,038     2,983,925
Lifestyle Conservative -- B                        34,024,297    18,543,378
Small Company Value -- A                            2,744,157     4,083,401
Small Company Value -- B                            7,830,792     6,072,498
International Value -- A                            3,112,337     4,197,119
International Value -- B                            5,222,206     4,601,773
Total Return -- A                                   3,069,278     7,537,063
Total Return -- B                                   5,094,197     9,217,251
US Large Cap Value -- A                               278,786     3,301,116
US Large Cap Value -- B                             1,066,228     3,570,419
Mid Cap Stock -- A                                  2,907,023     4,417,855
Mid Cap Stock -- B                                  3,490,894     3,508,009
Global Allocation -- A                                436,415       921,799
Global Allocation -- B                              8,941,818       878,527
Dynamic Growth -- A                                   105,048     1,399,366
Dynamic Growth -- B                                   320,422       908,056
Total Stock Market Index -- A                         321,917       564,102
Total Stock Market Index -- B                         855,685     1,081,836
500 Index -- A                                      3,918,562     5,918,094
500 Index -- B                                      3,500,528     5,711,712
Mid Cap Index -- A                                    755,365       514,383
Mid Cap Index -- B                                  4,346,521     1,565,918
Small Cap Index -- A                                  264,102       458,825
Small Cap Index -- B                                1,164,461     1,513,168
Capital Appreciation -- A                          15,277,641     3,324,333
Capital Appreciation -- B                          12,868,175     3,230,111
Health Sciences -- A                                1,533,587     1,371,768
Health Sciences -- B                                2,850,309     2,130,884
Financial Services -- A                             1,175,410       590,671
Financial Services -- B                             1,781,866     1,249,137
Quantitative Mid Cap -- A                             244,608       255,266
Quantitative Mid Cap -- B                             753,207       618,250
All Cap Value -- A                                  1,232,241       772,253
All Cap Value -- B                                  3,048,923     1,847,015
Strategic Value -- A                                  532,585     1,798,566
Strategic Value -- B                                1,811,797     5,677,537
Utilities -- A                                      2,103,259     1,002,951
Utilities -- B                                      3,252,524     1,636,218
Mid Cap Value -- A                                  2,882,449     3,970,639
Mid Cap Value -- B                                  5,846,799     4,651,590
Fundamental Value -- A                              1,218,028     2,518,162
Fundamental Value -- B                             13,875,519     3,923,056
Emerging Growth -- B                                1,706,479       734,212
Natural Resources -- B                             11,929,326     9,402,850
Mid Cap Core -- B                                   1,526,581     4,319,886
Quantitative All Cap -- B                             139,588       272,004
Large Cap Value -- B                                8,601,384     3,513,808
Small Cap Opportunities -- A                          340,223     1,256,292
Small Cap Opportunities -- B                        1,617,496     1,729,071

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS - (CONTINUED)

                                                   Details of Investments
                                                 -------------------------
Sub-account                                       Purchases       Sales
--------------------------------------------------------------------------
Special Value-- B                                $   359,754   $   419,444
Real Return Bond -- B                              2,218,204     7,224,609
American International -- B                       36,936,351    11,867,717
American Growth -- B                              53,441,248    13,894,306
American Blue Chip Income & Growth -- B            2,802,490     3,034,447
American Growth-Income -- B                       46,663,993    11,670,044
American Bond -- B                                51,598,081     3,335,921
American Century Small Company -- B                   76,789       280,143
PIMCO VIT All Asset                                1,583,229     2,173,408
LMFC Core Equity B                                 2,576,431     1,305,607
PIM Classic Value B                                1,667,853       782,342
Quantitative Value -- B                              789,606       723,002
US Global Leaders Growth-- A                          69,444       208,025
US Global Leaders Growth-- B                         375,185     1,063,080
John Hancock Strategic Income B                      929,289       417,079
John Hancock Int'l Eq Index-- A                      760,834       452,060
John Hancock Int'l Eq Index -- B                     835,937       569,658
Active Bond-- A                                      343,886     2,092,988
Active Bond-- B                                    8,244,995     8,315,783
CGTC Overseas Equity -- B                          1,014,087       443,556
Independence Investment LLC Small Cap-- B             43,968        25,883
Marisco International Opportunities-- B            3,378,763     1,165,516
T Rowe Price Mid Value-- B                           959,695        92,619
UBS Large Cap-- B                                    101,021        66,150
US High Yield-- B                                    248,333        38,782
Wellington Small Cap Growth -- B                   1,336,132       646,736
Wellington Small Cap Value -- B                    2,135,546       811,742
Wells Capital Core Bond-- B                          549,888       433,375
Index Allocation-- B                              12,861,668       417,419
Large Cap Value -- A                               1,230,786        41,062
Scudder Capital Growth -- B                        2,910,787       960,878
Scudder Global Discovery -- B                        525,231       473,420
Scudder Growth & Income -- B                         275,194       466,599
Scudder Health Sciences -- B                         829,869     1,172,898
Scudder International -- B                         1,474,656     1,193,093
Scudder Mid Cap Growth -- B                          711,532       544,543
Scudder Blue Chip -- B                             1,050,922     1,350,359
Scudder Contarian Value -- B                         225,545       727,129
Scudder Global Blue Chip -- B                        557,124     1,327,901
Scudder Government Securities -- B                   289,465       779,690
Scudder High Income -- B                             576,709       814,415
Scudder International Select Equity -- B             611,623       998,739
Scudder Fixed Income -- B                          2,507,919     2,627,196
Scudder Money Market -- B                          4,680,591     5,241,032
Scudder Small Cap Growth -- B                        194,510       773,150
Scudder Technology Growth -- B                       508,240       639,902
Scudder Total Return -- B                            147,196       550,669
Scudder Davis Venture Value -- B                     394,521     1,672,692
Scudder Dreman Financial Services -- B               852,565     2,310,216
Scudder Dreman High Return Equity -- B             6,008,205     1,802,731
Scudder Dreman Small Cap Value -- B                  940,734     1,509,214
Scudder Salomon Growth -- B                          268,703       839,945

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS - (CONTINUED)

                                                  Details of Investments
                                                 -----------------------
Sub-account                                       Purchases      Sales
------------------------------------------------------------------------
Scudder Janus Growth & Income -- B               $   72,212   $  575,138
Scudder Janus Growth Opportunities -- B             517,180    1,691,139
Scudder MFS Strategic Value -- B                    230,512    3,838,293
Scudder Oak Strategic Equity -- B                    89,252    1,552,419
Scudder Turner Mid Cap Growth -- B                  946,538    1,048,331
Scudder Real Estate -- B                            425,028    1,107,238
Scudder Strategic Income -- B                       656,122      585,999
Scudder Conservative Income Strategy                604,113    1,824,947
Scudder Moderate Allocation -- B                  2,702,655    1,266,671
Scudder Conservative Allocation -- B              3,134,834    1,084,304
Scudder Growth Allocation -- B                    4,621,443    3,727,249
Scudder Templeton Foreign Value -- B              1,008,407      978,780
Scudder Mercury Large Cap Core -- B                  16,541       97,116
Scudder Bond -- B                                   439,848      103,034
Scudder Equity 500 Index -- B                       342,741    2,509,891
Alger American Balanced -- B                        442,163      568,336
Alger American Leveraged All Cap -- B               503,828      234,288
Credit Suisse Emerging Markets -- B                 402,889    1,078,833
Credit Suisse Global Post Venture Capital -- B      142,365      186,402
Dreyfus Socially Responsible Growth Fund -- B        13,594       88,651
Dreyfus VIF Midcap Stock -- B                     1,189,394    1,108,585
AIM VI Utilities -- B                               287,588      378,035

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

5. DETAILS OF DIVIDENDS

The dividend income is comprised of distributions received from the underlying Portfolios as follows:

                                   Dividend Income           Capital Gain
                                    Distribution             Distributuion              Total
                                ----------------------  ----------------------  ----------------------
Sub-account                        2006        2005        2006        2005        2006        2005
------------------------------------------------------------------------------------------------------
Strategic Opportunities -- A    $    3,307  $  133,746  $       --  $       --  $    3,307  $  133,746
Strategic Opportunities -- B            --       4,099          --          --          --       4,099
Investment Quality Bond -- A       786,622     911,979          --          --     786,622     911,979
Investment Quality Bond -- B     1,256,389     367,207          --               1,256,389     367,207
U.S. Core -- A                     866,853   1,214,806   8,332,122   1,883,433   9,198,975   3,098,239
U.S. Core -- B                     121,222     177,673   1,389,409     319,672   1,510,631     497,345
Blue Chip Growth -- A              100,180     223,479          --          --     100,180     223,479
Blue Chip Growth -- B                7,096          --          --          --       7,096          --
Money Market -- A                1,271,165     722,403          --          --   1,271,165     722,403
Money Market -- B                1,303,975     513,522          --          --   1,303,975     513,522
Global Trust -- A                  290,111     314,018          --          --     290,111     314,018
Global Trust -- B                   48,207      35,881          --          --      48,207      35,881
Global Bond -- A                        --     327,184      77,389      59,341      77,389     386,525
Global Bond -- B                        --     348,099     149,501      69,252     149,501     417,351
U.S. Government Securities --
A                                1,062,392     460,893          --     487,392   1,062,392     948,285
U.S. Government Securities --
B                                  594,087     193,952          --     267,013     594,087     460,965
Income & Value -- A                420,959     387,895          --          --     420,959     387,895
Income & Value -- B                197,808     151,823          --          --     197,808     151,823
Large Cap Growth -- A               57,780     130,806          --          --      57,780     130,806
Large Cap Growth -- B               16,375      73,944          --          --      16,375      73,944
Equity-Income -- A                 977,415     898,791   4,021,624   2,484,200   4,999,039   3,382,991
Equity-Income -- B                 473,388     274,759   2,184,962   1,018,145   2,658,350   1,292,904
Strategic Bond -- A              1,114,130     541,262          --          --   1,114,130     541,262
Strategic Bond -- B                935,284     223,912          --          --     935,284     223,912
All Cap Core -- A                   71,918      88,776          --          --      71,918      88,776
All Cap Core -- B                    6,659       5,357          --          --       6,659       5,357
International Small Cap -- A        88,177      66,486          --          --      88,177      66,486
International Small Cap -- B        56,902      10,652          --          --      56,902      10,652
Pacific Rim -- A                    32,750      26,715          --          --      32,750     26,715
Pacific Rim -- B                    31,206      16,619          --          --      31,206      16,619
Emerging Small Company --               --          --     345,860          --     345,860          --
Emerging Small Company --               --          --     288,406          --     288,406          --
International Core -- A             28,345      32,271     215,605          --     243,950      32,271
International Core -- B              9,955          --      96,463          --     106,418          --
Value -- A                          44,386      74,276   1,644,993          --   1,689,379      74,276
Value -- B                           7,918      14,843     549,075          --     556,993      14,843
Real Estate Securities -- A        182,107     183,706   1,737,633   1,266,441   1,919,740   1,450,147
Real Estate Securities -- B        216,422     165,560   2,252,014   1,486,099   2,468,436   1,651,659

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

5. DETAILS OF DIVIDENDS -- (CONTINUED)

The dividend income is comprised of distributions received from the underlying Portfolios as follows:

                                    Dividend Income            Capital Gain
                                      Distribution            Distributuion                Total
                                -----------------------  -----------------------  ------------------------
Sub-account                         2006        2005         2006        2005         2006         2005
----------------------------------------------------------------------------------------------------------
High Yield -- A                 $   639,652  $  543,694  $        --  $       --  $   639,652  $   543,694
High Yield -- B                     759,056     458,024           --          --      759,056      458,024
Lifestyle Aggressive -- A           404,691     110,070    1,071,714      85,091    1,476,405      195,161
Lifestyle Aggressive -- B         4,417,116     918,152   11,724,260     708,768   16,141,376    1,626,920
Lifestyle Growth -- A             2,054,580     934,905    2,346,119     206,716    4,400,699    1,141,621
Lifestyle Growth -- B            27,667,312   5,479,562   31,594,940   1,189,224   59,262,252    6,668,786
Lifestyle Balanced -- A           3,013,914   2,205,423    3,592,276     895,317    6,606,190    3,100,740
Lifestyle Balanced -- B          24,917,500   8,135,500   29,645,325   3,260,385   54,562,825   11,395,885
Lifestyle Moderate -- A           1,262,365   1,152,867    1,245,925     804,317    2,508,290    1,957,184
Lifestyle Moderate -- B           6,140,352   3,064,192    6,051,344   2,137,656   12,191,696    5,201,848
Lifestyle Conservative -- A         705,228     739,817      455,428     475,919    1,160,656    1,215,736
Lifestyle Conservative -- B       2,696,607   1,832,417    1,740,241   1,179,975    4,436,848    3,012,392
Small Company Value -- A              8,849      37,576    2,040,300     223,450    2,049,149      261,026
Small Company Value -- B                 --      12,649    3,375,562     314,009    3,375,562      326,658
International Value -- A            346,818      69,029      831,966      90,366    1,178,784      159,395
International Value -- B            346,600      99,074      907,465     188,461    1,254,065      287,535
Total Return -- A                 1,094,016     892,014           --     918,925    1,094,016    1,810,939
Total Return -- B                 1,088,609     718,565           --     871,799    1,088,609    1,590,364
US Large Cap Value -- A              87,661      75,435           --          --       87,661       75,435
US Large Cap Value -- B              51,535      16,666           --          --       51,535       16,666
Mid Cap Stock -- A                       --          --      829,036     302,291      829,036      302,291
Mid Cap Stock -- B                       --          --      827,112     444,744      827,112      444,744
Global Allocation -- A               29,889      28,007           --          --       29,889       28,007
Global Allocation -- B               83,937      37,227           --          --       83,937       37,227
Total Stock Market Index -- A        18,202      20,278        9,737          --       27,939       20,278
Total Stock Market Index -- B        51,985      57,250       33,190          --       85,175       57,250
500 Index -- A                       77,934     171,042           --          --       77,934      171,042
500 Index -- B                      141,001     248,509           --          --      141,001      248,509
Mid Cap Index -- A                   14,206      11,286       99,254      73,700      113,460       84,986
Mid Cap Index -- B                   33,201      21,257      322,613     212,687      355,814      233,944
Small Cap Index -- A                  8,192       9,540       44,263      64,485       52,455       74,025
Small Cap Index -- B                 20,775      20,395      169,982     210,027      190,757      230,422
Capital Appreciation -- A                --          --      148,109          --      148,109           --
Capital Appreciation -- B                --          --      356,627          --      356,627           --
Health Sciences -- A                     --          --      364,786     300,247      364,786      300,247
Health Sciences -- B                     --          --      724,294     500,044      724,294      500,044
Financial Services -- A               8,518       9,313           47          --        8,565        9,313
Financial Services -- B               9,729       8,355           93          --        9,822        8,355
Quantitative Mid Cap -- A                --          --      182,721          --      182,721           --
Quantitative Mid Cap -- B                --          --      408,660          --      408,660           --

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

5. DETAILS OF DIVIDENDS -- (CONTINUED)

The dividend income is comprised of distributions received from the underlying Portfolios as follows:

                                   Dividend Income         Capital Gain
                                    Distribution           Distributuion              Total
                                --------------------  ----------------------  ----------------------
Sub-account                        2006       2005        2006       2005        2006        2005
----------------------------------------------------------------------------------------------------
All Cap Value -- A              $   37,147  $ 20,426  $  827,974  $  143,409  $  865,121  $  163,835
All Cap Value -- B                  69,860     9,559   1,879,691     308,110   1,949,551     317,669
Strategic Value -- A                36,123    12,091     317,937     147,427     354,060     159,518
Strategic Value -- B               103,144    15,008   1,055,021     390,291   1,158,165     405,299
Utilities -- A                      90,601    16,931     473,896     215,973     564,497     232,904
Utilities -- B                     128,712    12,774     728,040     231,673     856,752     244,447
Mid Cap Value -- A                  77,915    53,256   1,852,567     406,829   1,930,482     460,085
Mid Cap Value -- B                 125,026    57,414   4,047,935     761,451   4,172,961     818,865
Fundamental Value -- A              74,261    43,898     309,035          --     383,296      43,898
Fundamental Value -- B             174,951    40,532     923,003          --   1,097,954      40,532
Emerging Growth -- B                    --        --     551,446          --     551,446          --
Natural Resources -- B              59,681        --   2,720,026     166,699   2,779,707     166,699
Mid Cap Core -- B                   47,214        --     809,268     458,834     856,482     458,834
Quantitative All Cap -- B            3,841     4,106      43,823      45,324      47,664      49,430
Large Cap Value -- B                15,812        --     456,448          --     472,260          --
Small Cap Opportunities -- A        30,684        --     114,772          --     145,456          --
Small Cap Opportunities -- B        46,132        --     225,916      55,557     272,048      55,557
Special Value-- B                       --        --      88,478       3,508      88,478       3,508
Real Return Bond -- B              333,814    18,699     272,457     630,168     606,271     648,867
American International -- B        562,658   179,351     750,528   2,408,581   1,313,186   2,587,932
American Growth -- B               225,678        --     842,829      83,653   1,068,507      83,653
American Blue Chip Income &
Growth -- B                         84,087     7,724     337,825   1,888,187     421,912   1,895,911
American Growth-Income -- B      1,091,094   197,952     133,016      76,115   1,224,110     274,067
American Century Small
Company -- B                            --        --      48,177      10,636      48,177      10,636
PIMCO VIT All Asset                254,474   178,349      12,279      16,072     266,753     194,421
LMFC Core Equity B                      --        --     371,850          --     371,850          --
PIM Classic Value B                 17,418     4,523      42,770      58,741      60,188      63,264
Quantitative Value -- B              2,387        --      22,879       3,251      25,266       3,251
US Global Leaders Growth-- A            --     2,680      15,395      28,369      15,395      31,049
US Global Leaders Growth-- B            --        --      41,110      77,720      41,110      77,720
John Hancock Strategic
Income B                            64,468    60,568         592       3,896      65,060      64,464
John Hancock Int'l Eq Index--
A                                   11,981     8,499      12,136      73,099      24,117      81,598
John Hancock Int'l Eq Index--
B                                   22,206    17,677      28,538     198,709      50,744     216,386

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

5. DETAILS OF DIVIDENDS -- (CONTINUED)

The dividend income is comprised of distributions received from the underlying Portfolios as follows:

                                   Dividend Income       Capital Gain
                                    Distribution         Distribution             Total
                                --------------------  ------------------  --------------------
Sub-account                        2006       2005      2006      2005       2006       2005
----------------------------------------------------------------------------------------------
Active Bond-- A                 $  266,708  $     --  $     --  $ 25,253  $  266,708  $ 25,253
Active Bond-- B                  1,630,598        --        --   141,673   1,630,598   141,673
CGTC Overseas Equity -- B            2,519        --    19,486     1,778      22,005     1,778
Independence Investment LLC
Small Cap-- B                           --        --     7,986        --       7,986        --
Marisco International
Opportunities-- B                    4,575        --    59,929        --      64,504        --
T Rowe Price Mid Value-- B             384        --    45,278       803      45,662       803
UBS Large Cap-- B                      246        --     2,295        --       2,541        --
US High Yield-- B                    3,446        --        --        --       3,446        --
Wellington Small Cap Growth
-- B                                    --        --        --     4,582          --     4,582
Wellington Small Cap Value
-- B                                    --        --   251,761     4,794     251,761     4,794
Wells Capital Core Bond-- B          3,170        --        --        --       3,170        --
Index Allocation-- B               130,376        --        --        --     130,376        --
Large Cap Value -- A                    --        --        --        --          --        --
Scudder Capital Growth -- B         10,213     9,199        --        --      10,213     9,199
Scudder Global Discovery -- B       24,506     5,077        --        --      24,506     5,077
Scudder Growth & Income -- B        25,016    27,710        --        --      25,016    27,710
Scudder Health Sciences -- B            --        --    11,129        --      11,129        --
Scudder International -- B          61,803    48,516        --        --      61,803    48,516
Scudder Mid Cap Growth -- B             --        --        --        --          --        --
Scudder Blue Chip -- B              22,089    24,193   237,511        --     259,600    24,193
Scudder Contarian Value -- B        56,589    70,170        --        --      56,589    70,170
Scudder Global Blue Chip -- B        4,643        --   175,331        --     179,974        --
Scudder Government
Securities -- B                    121,763   132,754        --    28,622     121,763   161,376
Scudder High Income -- B           281,923   385,095        --               281,923   385,095
Scudder International Select
Equity -- B                         59,624    62,560        --                59,624    62,560
Scudder Fixed Income -- B          236,980   227,834     1,187    67,875     238,167   295,709
Scudder Money Market -- B          158,840    54,758        --        --     158,840    54,758
Scudder Technology Growth -- B          --     1,871        --        --          --     1,871
Scudder Total Return -- B           60,279    69,683        --        --      60,279    69,683

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

5. DETAILS OF DIVIDENDS -- (CONTINUED)

The dividend income is comprised of distributions received from the underlying Portfolios as follows:

                                  Dividend Income      Capital Gain
                                    Distribution       Distribution           Total
                                ------------------  ------------------  ------------------
Sub-account                       2006      2005      2006      2005      2006      2005
------------------------------------------------------------------------------------------
Scudder Davis Venture Value
-- B                            $ 21,553  $ 25,330  $     --  $     --  $ 21,553  $ 25,330
Scudder Dreman Financial
Services -- B                     50,778    24,546   317,952        --   368,730    24,546
Scudder Dreman High Return
Equity -- B                      117,424    98,674   510,858        --   628,282    98,674
Scudder Dreman Small Cap
Value -- B                        24,602    18,847   498,755   453,967   523,357   472,814
Scudder Salomon Growth -- B           --        --   205,493        --   205,493        --
Scudder Janus Growth &
Income -- B                        5,547        --        --        --     5,547        --
Scudder MFS Strategic Value
-- B                              22,357    25,357   170,421   349,879   192,778   375,236
Scudder Turner Mid Cap
Growth -- B                           --        --   218,164        --   218,164        --
Scudder Real Estate -- B              --    96,020    80,192   284,332    80,192   380,352
Scudder Strategic Income -- B    108,500   177,416    22,439     5,546   130,939   182,962
Scudder Conservative Income
Strategy                          66,372        --    13,040       549    79,412       549
Scudder Moderate
Allocation-- B                   210,533        --   168,426    17,059   378,959    17,059
Scudder Conservative
Allocation-- B                    90,913        --    40,399     6,825   131,312     6,825
Scudder Growth Allocation-- B    265,460        --   271,048    20,452   536,508    20,452
Scudder Templeton Foreign
Value                             21,047       790   211,985       552   233,032     1,342
Scudder Mercury Large Cap Core        --         5    13,451       125    13,451       130
Scudder Bond -- B                  5,265        --       186        --     5,451        --
Scudder Equity 500 Index -- B     75,375        --        --        --    75,375        --
Alger American Balanced -- B      45,587    62,242   194,811        --   240,398    62,242
Credit Suisse Emerging
Markets -- B                      11,063    13,450    27,173        --    38,236    13,450
Dreyfus VIF Midcap Stock -- B     10,195        --   919,004    20,853   929,199    20,853
AIM VI Utilities -- B             50,670    32,082    31,283        --    81,953    32,082

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

                                                                                     EXPENSE RATIO   INVESTMENT        TOTAL
                                                 UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO      INCOME      RETURN HIGHEST
             SUB-ACCOUNT                  YEAR  (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**       TO LOWEST***
----------------------------------------  ----  ------  -----------------  --------  --------------  ----------  -------------------
Strategic Opportunities - A               2006   1,036   $30.20 to $9.73   $ 25,877  1.75% to 1.40%     0.01%     10.60% to 10.22%
                                          2005   1,295     27.30 to 8.83     29,104   1.75 to 1.40      0.45        8.20 to 7.83
                                          2004   1,596     25.23 to 8.19     33,131   1.75 to 1.40      0.09       10.75 to 10.36
                                          2003   1,878     22.79 to 7.42     35,115   1.75 to 1.40      0.00       24.09 to 23.66
                                          2002   2,127     18.36 to 6.00     32,409   1.75 to 1.40      0.00     (39.62) to (39.83)

Strategic Opportunities - B               2006     119    13.44 to 12.89      1,589   1.85 to 1.40      0.00        10.36 to 9.87
                                          2005     137    12.18 to 11.71      1,659   1.85 to 1.40      0.26        8.03 to 4.76
                                          2004     142    11.27 to 10.87      1,596   1.75 to 1.40      0.02       10.82 to 10.43
                                          2003     128     10.17 to 9.83      1,292   1.75 to 1.40      0.00       23.87 to 23.44
                                          2002      19      8.21 to 7.96        154   1.75 to 1.40      0.00      (9.50) to (36.35)

Investment Quality Bond - A               2006     545    26.55 to 16.52     11,394   1.75 to 1.40      6.35        2.13 to 1.78
                                          2005     659    25.99 to 16.23     13,684   1.75 to 1.40      5.85        0.84 to 0.49
                                          2004     812    25.78 to 16.15     17,006   1.75 to 1.40      6.00        3.35 to 2.99
                                          2003     953    24.94 to 15.68     19,568   1.75 to 1.40      5.30        5.83 to 5.46
                                          2002   1,208    23.57 to 14.87     23,510   1.75 to 1.40      4.96        8.41 to 8.03

Investment Quality Bond - B               2006   1,826    14.94 to 12.99     26,873   1.85 to 1.15      5.47        4.16 to 1.47
                                          2005   1,168    14.66 to 14.42     17,007   1.85 to 1.40      3.82       0.61 to (0.28)
                                          2004     499    14.57 to 14.44      7,232   1.75 to 1.40      5.22        3.19 to 2.83
                                          2003     466    14.15 to 14.04      6,562   1.75 to 1.40      4.25        5.75 to 5.38
                                          2002     185    13.41 to 13.32      2,464   1.75 to 1.40      0.33        7.28 to 2.27

U.S. Core - A                             2006   2,725    32.90 to 10.61     65,921   1.75 to 1.40      1.25        7.66 to 7.29
                                          2005   3,340     30.56 to 9.89     75,782   1.75 to 1.40      1.43        0.62 to 0.27
                                          2004   4,242     30.37 to 9.86     95,127   1.75 to 1.40      0.88        5.28 to 4.92
                                          2003   4,833     28.85 to 9.40    105,349   1.75 to 1.40      1.00       24.83 to 24.39
                                          2002   5,355     23.11 to 7.56     95,740   1.75 to 1.40      0.66     (25.39) to (25.65)

U.S. Core - B                             2006     842    14.58 to 13.33     12,039   1.85 to 1.40      1.00        7.48 to 7.00
                                          2005   1,076    13.56 to 12.43     14,348   1.85 to 1.40      1.18       0.43 to (1.39)
                                          2004   1,230    13.51 to 12.41     16,363   1.75 to 1.40      0.69        5.06 to 4.70
                                          2003     966    12.86 to 11.84     12,269   1.75 to 1.40      0.81       24.65 to 24.22
                                          2002     243     10.31 to 9.53      2,496   1.75 to 1.40      0.02      (6.48) to (23.80)

Blue Chip Growth - A                      2006   2,288    24.22 to 10.96     45,399   1.75 to 1.40      0.21        8.07 to 7.69
                                          2005   2,774    22.46 to 10.18     51,140   1.75 to 1.40      0.42        4.13 to 3.77
                                          2004   3,361     21.63 to 9.81     59,864   1.75 to 1.40      0.12        7.51 to 7.14
                                          2003   3,812     20.17 to 9.15     63,875   1.75 to 1.40      0.04       27.38 to 26.93
                                          2002   4,318     15.87 to 7.21     57,550   1.75 to 1.40      0.00     (25.31) to (25.57)

Blue Chip Growth - B                      2006   1,374    15.64 to 13.17     21,093   1.85 to 1.15      0.03        7.80 to 5.20
                                          2005   1,489    14.51 to 13.41     21,253   1.85 to 1.40      0.00        3.90 to 2.29
                                          2004   1,140    13.97 to 12.94     15,702   1.75 to 1.40      0.06        7.31 to 6.94
                                          2003     699    13.01 to 12.09      8,975   1.75 to 1.40      0.11       27.22 to 26.78
                                          2002     166     10.23 to 9.53      1,681   1.75 to 1.40      0.00      (6.75) to (23.78)

Money Market - A                          2006   1,593    17.82 to 13.05     24,875   1.75 to 1.40      4.35        2.99 to 2.63
                                          2005   1,956    17.30 to 12.71     29,884   1.75 to 1.40      2.61        1.24 to 0.89
                                          2004   1,963    17.09 to 12.59     29,824   1.75 to 1.40      0.80      (0.60) to (0.95)
                                          2003   2,678    17.19 to 12.70     40,217   1.75 to 1.40      0.60      (0.82) to (1.16)
                                          2002   4,836    17.33 to 12.83     71,391   1.75 to 1.40      1.17      (0.23) to (0.58)

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                     EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                 UNITS    UNIT FAIR VALUE   ASSETS    HIGHEST TO      INCOME          HIGHEST
               SUB-ACCOUNT                YEAR  (000S)  HIGHEST TO LOWEST   (000S)     LOWEST*        RATIO**      TO LOWEST***
----------------------------------------  ----  ------  -----------------  -------  --------------  ----------  ------------------
Money Market - B                          2006   2,653  $12.77 to $12.45   $33,361  1.85% to 1.15%     4.20%      2.79% to 1.81%
                                          2005   1,716    12.37 to 12.16    21,020   1.85 to 1.40      2.42        1.04 to 0.47
                                          2004   1,606    12.24 to 12.13    19,536   1.75 to 1.40      0.53      (0.80) to (1.14)
                                          2003   1,567    12.34 to 12.26    19,245   1.75 to 1.40      0.37      (1.01) to (1.36)
                                          2002     968    12.46 to 12.42    12,039   1.75 to 1.40      0.59      (0.08) to (0.64)

Global Trust - A                          2006     722    33.14 to 16.14    22,073   1.75 to 1.40      1.34       18.65 to 18.24
                                          2005     835    27.93 to 13.65    21,550   1.75 to 1.40      1.33        9.19 to 8.81
                                          2004   1,093    25.58 to 12.54    26,117   1.75 to 1.40      1.77       13.16 to 12.76
                                          2003   1,222    22.60 to 11.13    25,984   1.75 to 1.40      0.91       25.69 to 25.25
                                          2002   1,451    17.99 to 8.88     24,611   1.75 to 1.40      1.39     (20.23) to (20.51)

Global Trust - B                          2006     252    18.91 to 18.43     4,726   1.85 to 1.40      1.11       18.43 to 17.90
                                          2005     242    15.96 to 15.60     3,839   1.85 to 1.40      1.10        8.97 to 4.62
                                          2004     156    14.65 to 14.35     2,271   1.75 to 1.40      1.22       12.94 to 12.54
                                          2003      84    12.97 to 12.74     1,084   1.75 to 1.40      0.58       25.46 to 25.02
                                          2002      24    10.34 to 10.18       250   1.75 to 1.40      0.02      (4.46) to (18.58)

Global Bond - A                           2006     252    27.35 to 17.51     5,851   1.75 to 1.40      0.00        3.81 to 3.45
                                          2005     280    26.35 to 16.93     6,328   1.75 to 1.40      4.76      (7.84) to (8.16)
                                          2004     290    28.59 to 18.43     7,259   1.75 to 1.40      3.76        8.71 to 8.33
                                          2003     333    26.30 to 17.02     7,790   1.75 to 1.40      3.99       13.79 to 13.39
                                          2002     446    23.11 to 15.01     9,221   1.75 to 1.40      0.00       18.45 to 18.04

Global Bond - B                           2006   1,045    17.40 to 12.66    17,310   1.85 to 1.15      0.00        3.61 to 1.12
                                          2005     632    16.83 to 15.99    10,257   1.85 to 1.40      3.99      (3.01) to (8.27)
                                          2004     459    18.33 to 17.49     8,103   1.75 to 1.40      2.91        8.54 to 8.16
                                          2003     316    16.93 to 16.17     5,160   1.75 to 1.40      3.49       13.57 to 13.17
                                          2002      96    14.95 to 14.29     1,379   1.75 to 1.40      0.00       19.58 to 5.13

U.S. Government Securities - A            2006   1,010    23.58 to 15.24    19,539   1.75 to 1.40      4.92        2.94 to 2.58
                                          2005   1,203    22.91 to 14.86    22,795   1.75 to 1.40      1.78       0.17 to (0.18)
                                          2004   1,498    22.87 to 14.89    28,279   1.75 to 1.40      2.02        1.45 to 1.10
                                          2003   1,852    22.54 to 14.72    34,707   1.75 to 1.40      3.48       0.32 to (0.03)
                                          2002   2,576    22.47 to 14.73    47,851   1.75 to 1.40      3.14        6.49 to 6.12

U.S. Government Securities - B            2006     809    13.69 to 12.97    10,952   1.85 to 1.15      4.65        4.01 to 2.29
                                          2005     998    13.33 to 13.11    13,188   1.85 to 1.40      1.34       0.05 to (0.34)
                                          2004   1,114    13.35 to 13.20    14,757   1.75 to 1.40      1.69        1.27 to 0.91
                                          2003   1,242    13.22 to 13.08    16,277   1.75 to 1.40      2.63       0.18 to (0.17)
                                          2002     381    13.29 to 13.10     4,999   1.75 to 1.40      0.12        5.83 to 1.15

Income & Value - A                        2006     832    27.95 to 15.12    19,390   1.75 to 1.40      2.08        7.16 to 6.78
                                          2005     977    26.08 to 14.16    21,592   1.75 to 1.40      1.71        3.76 to 3.40
                                          2004   1,195    25.14 to 13.70    25,291   1.75 to 1.40      1.25        6.14 to 5.77
                                          2003   1,090    23.68 to 12.95    22,537   1.75 to 1.40      1.97       24.73 to 24.29
                                          2002   1,169    18.99 to 10.42    19,697   1.75 to 1.40      2.10     (17.10) to (17.39)

Income & Value - B                        2006     695    15.85 to 12.97    10,855   1.85 to 1.15      1.81        6.92 to 3.62
                                          2005     739    14.82 to 14.18    10,815   1.85 to 1.40      1.48        3.53 to 1.56
                                          2004     705    14.32 to 13.73     9,986   1.75 to 1.40      0.91        5.92 to 5.55
                                          2003     418    13.52 to13.00      5,604   1.75 to 1.40      1.34       24.53 to 24.10
                                          2002      72    10.86 to 10.46       782   1.75 to 1.40      0.06     (5.24) to (16.31)

Large Cap Growth - A                      2006      --    19.35 to 8.62         --   1.75 to 1.40     0.38(a)     1.92 to 1.80(a)
                                          2005   1,167    18.99 to 8.47     15,731   1.75 to 1.40      0.77      (1.15) to (1.49)
                                          2004   1,389    19.21 to 8.59     19,019   1.75 to 1.40      0.28        4.70 to 4.33
                                          2003   1,546    18.34 to 8.24     20,289   1.75 to 1.40      0.26       23.59 to 23.15
                                          2002   1,748    14.84 to 6.69     18,491   1.75 to 1.40      0.33     (23.91) to (24.17)

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                     EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                 UNITS   UNIT FAIR VALUE    ASSETS    HIGHEST TO      INCOME           HIGHEST
              SUB-ACCOUNT                 YEAR  (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**      TO LOWEST***
----------------------------------------  ----  ------  -----------------  -------  --------------  ----------  ------------------
Large Cap Growth - B                      2006      --  $13.11 to $12.30        --  1.85% to 1.40%   0.14%(a)     1.85 to 1.70(a)
                                          2005     992    12.87 to 12.08    12,609   1.85 to 1.40      0.58      (1.17) to (1.75)
                                          2004   1,043    13.06 to 12.29    13,477   1.75 to 1.40      0.17        4.52 to 4.16
                                          2003     792    12.49 to 11.78     9,813   1.75 to 1.40      0.25       23.50 to 23.07
                                          2002     111    10.11 to 9.56      1,120   1.75 to 1.40      0.01     (6.30) to (23.48)

Equity-Income - A                         2006   2,087    36.09 to 20.12    65,058   1.75 to 1.40      1.53       17.37 to 16.96
                                          2005   2,415    30.74 to 17.20    64,504   1.75 to 1.40      1.30        2.48 to 2.12
                                          2004   2,836    30.00 to 16.84    74,171   1.75 to 1.40      1.31       13.21 to 12.81
                                          2003   3,134    26.50 to 14.93    72,725   1.75 to 1.40      1.51       23.83 to 23.40
                                          2002   3,515    21.40 to 12.10    66,375   1.75 to 1.40      1.38     (14.49) to (14.79)

Equity-Income - B                         2006   2,177    17.74 to 13.74    37,727   1.85 to 1.15      1.36       17.12 to 9.77
                                          2005   2,271    15.18 to 14.66    33,757   1.85 to 1.40      0.88        2.28 to 0.18
                                          2004   1,869    14.88 to 14.44    27,207   1.75 to 1.40      0.96       13.01 to 12.62
                                          2003   1,249    13.20 to 12.82    16,139   1.75 to 1.40      1.10       23.66 to 23.23
                                          2002     341    10.70 to 10.41     3,557   1.75 to 1.40      0.01     (3.87) to (16.75)

Strategic Bond - A                        2006     758    21.83 to 17.84    15,541   1.75 to 1.40      6.84        5.57 to 5.20
                                          2005     847    20.68 to 16.96    16,526   1.75 to 1.40      2.89        1.27 to 0.92
                                          2004   1,066    20.42 to 16.80    20,777   1.75 to 1.40      3.89        5.18 to 4.81
                                          2003   1,279    19.41 to 16.03    23,715   1.75 to 1.40      4.98       11.54 to 11.15
                                          2002   1,573    17.41 to 14.42    26,185   1.75 to 1.40      7.09        7.44 to 7.07

Strategic Bond - B                        2006     892    16.27 to 13.27    14,373   1.85 to 1.15      6.66        6.42 to 4.91
                                          2005     891    15.48 to 15.15    13,656   1.85 to 1.40      1.90        1.02 to 0.06
                                          2004     594    15.36 to 15.10     9,013   1.75 to 1.40      2.79        4.91 to 4.54
                                          2003     394    14.68 to 14.45     5,716   1.75 to 1.40      3.27       11.36 to 10.97
                                          2002     110    13.22 to 13.02     1,432   1.75 to 1.40      0.36        5.74 to 1.36

All Cap Core - A                          2006     522    20.83 to 9.21      9,535   1.75 to 1.40      0.72       13.16 to 12.76
                                          2005     669    18.41 to 8.17     10,530   1.75 to 1.40      0.79        7.57 to 7.19
                                          2004     839    17.11 to 7.62     12,345   1.75 to 1.40      0.46       14.71 to 14.31
                                          2003   1,051    14.92 to 6.67     13,409   1.75 to 1.40      0.00       29.72 to 29.26
                                          2002   1,179    11.50 to 5.16     11,921   1.75 to 1.40      0.00     (26.27) to (26.53)

All Cap Core - B                          2006      73    18.94 to 16.71     1,341   1.85 to 1.40      0.52       12.96 to 12.45
                                          2005      73    16.76 to 14.83     1,194   1.85 to 1.40      0.58        7.38 to 2.89
                                          2004      52    15.61 to 13.84       790   1.75 to 1.40      0.31       14.44 to 14.04
                                          2003      40    13.64 to 12.13       537   1.75 to 1.40      0.00       29.43 to 28.98
                                          2002       9    10.54 to 9.39         94   1.75 to 1.40      0.00     (4.53) to (24.86)

All Cap Growth - A                        2006   1,006    20.21 to 8.59     16,657   1.75 to 1.40      0.00        5.10 to 4.73
                                          2005   1,229    19.23 to 8.20     19,308   1.75 to 1.40      0.00        7.48 to 7.11
                                          2004   1,524    17.89 to 7.65     22,220   1.75 to 1.40      0.00        5.04 to 4.67
                                          2003   1,856    17.03 to 7.31     25,993   1.75 to 1.40      0.00       27.44 to 27.00
                                          2002   2,165    13.36 to 5.76     24,084   1.75 to 1.40      0.00     (25.46) to (25.72)

All Cap Growth - B                        2006     288    15.05 to 14.04     4,253   1.85 to 1.40      0.00        4.84 to 4.37
                                          2005     348    14.36 to 13.42     4,923   1.85 to 1.40      0.00        7.26 to 5.24
                                          2004     394  $13.39 to $12.54     5,206   1.75 to 1.40      0.00        4.85 to 4.48
                                          2003     323  $12.77 to $11.99     4,079   1.75 to 1.40      0.00       27.20 to 26.76
                                          2002      62   $10.04 to $9.45       613   1.75 to 1.40      0.00     (7.06) to (24.39)

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                    EXPENSE RATIO   INVESTMENT     TOTAL RETURN
                                                 UNITS   UNIT FAIR VALUE    ASSETS    HIGHEST TO      INCOME          HIGHEST
              SUB-ACCOUNT                 YEAR  (000S)  HIGHEST TO LOWEST   (000S)     LOWEST*        RATIO**      TO LOWEST***
----------------------------------------  ----  ------  -----------------  -------  --------------  ----------  ------------------
International Small Cap - A               2006     360  $26.22 to $13.67   $ 8,037  1.75% to 1.40%     1.17%      25.96% to 25.52%
                                          2005     357    20.82 to 10.89     6,725   1.75 to 1.40      0.88        8.58 to 8.20
                                          2004     449    19.17 to 10.06     7,886   1.75 to 1.40      0.13       19.38 to 18.96
                                          2003     477    16.06 to 8.46      7,213   1.75 to 1.40      0.00       52.79 to 52.26
                                          2002     539    10.51 to 5.56      5,297   1.75 to 1.40      0.00     (17.88) to (18.17)

International Small Cap - B               2006     290    25.04 to 13.58     6,936   1.85 to 1.15      0.95       25.78 to 8.50
                                          2005     255    19.96 to 19.17     4,950   1.85 to 1.40      0.23        8.35 to 3.91
                                          2004     245    18.47 to 17.82     4,400   1.75 to 1.40      0.08       19.18 to 18.77
                                          2003     128    15.53 to 15.00     1,932   1.75 to 1.40      0.00       52.58 to 52.05
                                          2002      10    10.21 to 9.87         98   1.75 to 1.40      0.00     (6.40) to (21.07)

Pacific Rim - A                           2006     221    16.12 to 13.52     3,135   1.75 to 1.40      0.97        9.51 to 9.12
                                          2005     277    14.77 to 12.38     3,580   1.75 to 1.40      0.92       24.01 to 23.58
                                          2004     269    11.95 to 10.01     2,804   1.75 to 1.40      0.47       15.27 to 14.87
                                          2003     271    10.40 to 8.70      2,433   1.75 to 1.40      0.14       38.77 to 38.28
                                          2002     266     7.52 to 6.29      1,713   1.75 to 1.40      0.12     (13.75) to (14.06)

Pacific Rim - B                           2006     187    22.84 to 12.24     3,969   1.85 to 1.15      0.76       9.38 to (2.18)
                                          2005     208    20.94 to 19.28     4,083   1.85 to 1.40      0.65       23.68 to 20.11
                                          2004     130    16.97 to 15.70     2,069   1.75 to 1.40      0.37       15.17 to 14.77
                                          2003      90    14.77 to 13.68     1,236   1.75 to 1.40      0.09       38.57 to 38.09
                                          2002       8    10.69 to 9.91         80   1.75 to 1.40      0.00     (5.66) to (20.75)

Science & Technology - A                  2006   1,477    12.90 to 4.53     13,945   1.75 to 1.40      0.00        4.06 to 3.70
                                          2005   1,845    12.40 to 4.37     16,503   1.75 to 1.40      0.00        0.67 to 0.32
                                          2004   2,215    12.31 to 4.36     19,863   1.75 to 1.40      0.00      (0.53) to (0.88)
                                          2003   2,590    12.38 to 4.40     23,957   1.75 to 1.40      0.00       48.31 to 47.79
                                          2002   2,560     8.35 to 2.98     16,805   1.75 to 1.40      0.00     (41.59) to (41.79)

Science & Technology - B                  2006     413    14.32 to 11.23     5,689   1.85 to 1.15      0.00        3.91 to 0.92
                                          2005     483    13.79 to 10.83     6,362   1.85 to 1.40      0.00       0.41 to (1.28)
                                          2004     577    13.73 to 10.81     7,605   1.75 to 1.40      0.00      (0.62) to (0.97)
                                          2003     400    13.81 to 10.91     5,261   1.75 to 1.40      0.00       48.37 to 47.86
                                          2002      38     9.31 to 7.37        339   1.75 to 1.40      0.00     (13.47) to (41.05)

Emerging Small Company - A                2006     379    19.70 to 9.08      5,866   1.75 to 1.40      0.00        0.99 to 0.63
                                          2005     441    19.51 to 9.03      6,901   1.75 to 1.40      0.00        3.59 to 3.23
                                          2004     532    18.84 to 8.74      8,031   1.75 to 1.40      0.00        9.97 to 9.58
                                          2003     567    17.13 to 7.98      8,043   1.75 to 1.40      0.00       37.79 to 37.31
                                          2002     613    12.43 to 5.81      6,457   1.75 to 1.40      0.00     (30.19) to (30.43)

Emerging Small Company - B                2006     335    15.04 to 14.11     4,967   1.85 to 1.40      0.00        0.76 to 0.31
                                          2005     362    14.92 to 14.04     5,343   1.85 to 1.40      0.00       3.40 to (0.21)
                                          2004     363    14.43 to 13.61     5,183   1.75 to 1.40      0.00        9.76 to 9.38
                                          2003     224    13.15 to 12.43     2,921   1.75 to 1.40      0.00       37.54 to 37.06
                                          2002      42     9.56 to 9.06        399   1.75 to 1.40      0.00     (8.75) to (27.53)

International Core - A                    2006     308    18.57 to 13.50     5,223   1.75 to 1.40      0.60       23.04 to 22.61
                                          2005     327    15.09 to 11.01     4,486   1.75 to 1.40      0.76       14.34 to 13.94
                                          2004     344    13.20 to 9.66      4,161   1.75 to 1.40      0.86       13.98 to 13.58
                                          2003     414    11.58 to 8.51      4,432   1.75 to 1.40      0.51       28.46 to 28.02
                                          2002     492     9.01 to 6.65      4,125   1.75 to 1.40      0.44     (22.78) to (23.05)

International Core - B                    2006     159    20.21 to 13.32     3,123   1.85 to 1.15      0.42       22.89 to 6.43
                                          2005      98    16.48 to 15.90     1,581   1.85 to 1.40      0.00       14.10 to 11.19
                                          2004      88    14.48 to 14.03     1,248   1.75 to 1.40      0.68       13.75 to 13.35
                                          2003      70    12.77 to 12.38       875   1.75 to 1.40      0.46       28.45 to 28.00
                                          2002      37     9.96 to 9.67        365   1.75 to 1.40      0.09     (3.11) to (22.63)

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                    EXPENSE RATIO   INVESTMENT    TOTAL RETURN
                                                 UNITS   UNIT FAIR VALUE   ASSETS     HIGHEST TO      INCOME         HIGHEST
               SUB-ACCOUNT                YEAR  (000S)  HIGHEST TO LOWEST  (000S)       LOWEST*       RATIO**     TO LOWEST***
----------------------------------------  ----  ------  -----------------  -------  --------------  ----------  ------------------
Value - A                                 2006     472   $27.46 to $24.34  $12,458  1.75% to 1.40%     0.38%     19.37% to 18.95%
                                          2005     520    23.01 to 20.46    11,529   1.75 to 1.40      0.64       11.00 to 10.61
                                          2004     615    20.73 to 18.50    12,315   1.75 to 1.40      0.60       13.57 to 13.17
                                          2003     728    18.25 to 16.35    12,885   1.75 to 1.40      1.17       36.83 to 36.35
                                          2002     831    13.34 to 11.99    10,768   1.75 to 1.40      0.84     (23.88) to (24.14)

Value - B                                 2006     250    19.49 to 13.62     4,786   1.85 to 1.15      0.19        19.12 to 8.79
                                          2005     230    16.40 to 16.08     3,737   1.85 to 1.40      0.43        10.80 to 3.39
                                          2004     216    14.84 to 14.62     3,171   1.75 to 1.40      0.39       13.44 to 13.04
                                          2003     125    13.11 to 12.93     1,622   1.75 to 1.40      1.12       36.68 to 36.20
                                          2002      34      9.62 to 9.49       319   1.75 to 1.40      0.05      (4.57) to (24.05)

Real Estate Securities - A                2006     296    38.25 to 36.74    11,138   1.75 to 1.40      1.81       36.19 to 35.72
                                          2005     322    28.03 to 27.07     8,898   1.75 to 1.40      2.02        10.30 to 9.92
                                          2004     379    25.46 to 24.63     9,520   1.75 to 1.40      2.48       30.20 to 29.74
                                          2003     422    19.56 to 18.98     8,165   1.75 to 1.40      2.54       37.21 to 36.74
                                          2002     430    14.25 to 13.88     6,082   1.75 to 1.40      2.79        1.16 to 0.80

Real Estate Securities - B                2006     503    33.50 to 15.65    15,580   1.85 to 1.15      1.58       35.91 to 25.03
                                          2005     509    24.71 to 22.84    11,818   1.85 to 1.40      1.51       10.11 to (2.97)
                                          2004     473    22.50 to 20.89     9,995   1.75 to 1.40      1.92       29.93 to 29.48
                                          2003     316    17.36 to 16.13     5,149   1.75 to 1.40      2.07       37.00 to 36.53
                                          2002     123    12.70 to 11.82     1,455   1.75 to 1.40      0.24       1.62 to (5.46)

High Yield - A                            2006     576    17.23 to 14.44     8,974   1.75 to 1.40      6.86        8.84 to 8.46
                                          2005     696    15.83 to 13.31    10,061   1.75 to 1.40      4.80        2.26 to 1.90
                                          2004     904    15.48 to 13.07    12,865   1.75 to 1.40      6.35        9.51 to 9.13
                                          2003   1,398    14.14 to 11.97    18,071   1.75 to 1.40      5.11       22.72 to 22.29
                                          2002     852     11.52 to 9.79     9,169   1.75 to 1.40      8.31      (8.17) to (8.49)

High Yield - B                            2006     694    17.42 to 13.24    11,893   1.85 to 1.15      6.91        8.71 to 5.80
                                          2005     759    16.03 to 15.43    11,992   1.85 to 1.40      3.56          2.12 to 0
                                          2004     974    15.70 to 15.15    15,077   1.75 to 1.40      4.72        9.30 to 8.92
                                          2003     947    14.36 to 13.89    13,430   1.75 to 1.40      3.73       22.47 to 22.05
                                          2002      78    11.72 to 11.37       910   1.75 to 1.40      0.85      (0.84) to (9.03)

Lifestyle Aggressive - A                  2006     320    18.82 to 14.63     5,390   1.75 to 1.40      7.66       13.86 to 13.46
                                          2005     378    16.53 to 12.90     5,514   1.75 to 1.40      1.92        9.10 to 8.72
                                          2004     442    15.15 to 11.86     6,042   1.75 to 1.40      0.77       14.44 to 14.04
                                          2003     437    13.24 to 10.40     5,216   1.75 to 1.40      0.41       33.04 to 32.57
                                          2002     466      9.95 to 7.85     4,239   1.75 to 1.40      0.83     (21.81) to (22.09)

Lifestyle Aggressive - B                  2006   3,106    18.89 to 13.01    58,044   1.85 to 1.15      7.68        13.59 to 4.07
                                          2005   3,243    16.63 to 16.36    53,631   1.85 to 1.40      1.84        8.94 to 4.45
                                          2004   3,055    15.26 to 15.12    46,433   1.75 to 1.40      0.63       14.44 to 14.04
                                          2003   1,816    13.34 to 13.26    24,167   1.75 to 1.40      0.14       33.04 to 32.57
                                          2002     126     10.02 to 9.99     1,264   1.75 to 1.40      0.00      (5.59) to (20.05)

Lifestyle Growth - A                      2006   1,922    20.82 to 15.25    34,748   1.75 to 1.40      6.04       11.93 to 11.54
                                          2005   1,986    18.61 to 13.68    32,112   1.75 to 1.40      2.86        7.16 to 6.78
                                          2004   2,178    17.36 to 12.81    33,490   1.75 to 1.40      1.45       12.99 to 12.60
                                          2003   2,185    15.37 to 11.37    29,888   1.75 to 1.40      1.20       27.75 to 27.30
                                          2002   2,202     12.03 to 8.93    23,853   1.75 to 1.40      2.17     (17.02) to (17.31)

Lifestyle Growth - B                      2006  39,974    18.43 to 13.09   706,919   1.85 to 1.15      5.22        11.71 to 4.69
                                          2005  22,032    16.49 to 16.14   359,838   1.85 to 1.40      2.29        7.01 to 3.18
                                          2004  10,656    15.41 to 15.12   163,056   1.75 to 1.40      0.83       13.00 to 12.61
                                          2003   3,499    13.64 to 13.42    47,509   1.75 to 1.40      0.52       27.64 to 27.20
                                          2002     424    10.69 to 10.54     4,523   1.75 to 1.40      0.04     (4.44) to (15.70)

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                    EXPENSE RATIO   INVESTMENT    TOTAL RETURN
                                                 UNITS   UNIT FAIR VALUE   ASSETS     HIGHEST TO      INCOME         HIGHEST
              SUB-ACCOUNT                 YEAR  (000S)  HIGHEST TO LOWEST  (000S)       LOWEST*       RATIO**     TO LOWEST***
----------------------------------------  ----  ------  -----------------  -------  --------------  ----------  ------------------
Lifestyle Balanced - A                    2006   2,969   $21.97 to $16.17  $56,071  1.75% to 1.40%     5.48%     11.17% to 10.78%
                                          2005   3,308    19.76 to 14.60    56,410   1.75 to 1.40      3.96        5.40 to 5.03
                                          2004   3,491    18.75 to 13.90    56,752   1.75 to 1.40      2.24       11.91 to 11.52
                                          2003   3,340    16.75 to 12.46    48,820   1.75 to 1.40      2.37       22.25 to 21.83
                                          2002   2,920    13.70 to 10.23    35,380   1.75 to 1.40      3.25     (11.20) to (11.51)

Lifestyle Balanced - B                    2006  36,439    18.14 to 13.22    636,831  1.85 to 1.15      4.89        10.95 to 5.74
                                          2005  24,002    16.35 to 15.98    388,167  1.85 to 1.40      3.17        5.32 to 2.07
                                          2004  11,111    15.52 to 15.21    171,110  1.75 to 1.40      1.43       11.83 to 11.44
                                          2003   4,784    13.88 to 13.64    66,050   1.75 to 1.40      1.47       22.25 to 21.83
                                          2002     790    11.36 to 11.18     8,940   1.75 to 1.40      0.23      (2.58) to (10.56)

Lifestyle Moderate - A                    2006   1,517    21.79 to 16.17    27,295   1.75 to 1.40      4.68        8.88 to 8.51
                                          2005   1,618    20.01 to 14.90    26,757   1.75 to 1.40      4.20        2.71 to 2.35
                                          2004   1,721    19.48 to 14.56    28,156   1.75 to 1.40      2.90        9.49 to 9.11
                                          2003   1,737    17.79 to 13.35    26,228   1.75 to 1.40      3.07       16.19 to 15.78
                                          2002   1,709    15.32 to 11.53    22,372   1.75 to 1.40      3.40      (5.37) to (5.70)

Lifestyle Moderate - B                    2006  10,417    16.89 to 13.15   171,943   1.85 to 1.15      4.21        8.65 to 5.24
                                          2005   7,557    15.54 to 15.29   116,397   1.85 to 1.40      3.53        2.56 to 1.04
                                          2004   4,269    15.15 to 15.00    64,245   1.75 to 1.40      1.99        9.49 to 9.11
                                          2003   1,961    13.83 to 13.73    27,023   1.75 to 1.40      1.79       16.19 to 15.78
                                          2002     377    11.91 to 11.85     4,480   1.75 to 1.40      0.31      (1.16) to (5.20)

Lifestyle Conservative - A                2006     856    21.39 to 16.50    15,451   1.75 to 1.40      4.62        6.93 to 6.56
                                          2005     906    20.01 to 15.48    15,367   1.75 to 1.40      4.82        1.46 to 1.10
                                          2004     951    19.72 to 15.31    16,109   1.75 to 1.40      3.70        7.07 to 6.70
                                          2003   1,202    18.42 to 14.35    19,071   1.75 to 1.40      3.68        10.00 to 9.62
                                          2002   1,420    16.74 to 13.09    20,441   1.75 to 1.40      2.80       0.31 to (0.04)

Lifestyle Conservative - B                2006   4,437    15.90 to 13.12    69,236   1.85 to 1.15      4.41        6.63 to 4.99
                                          2005   3,608    14.91 to 14.67    53,306   1.85 to 1.40      4.29        1.38 to 0.19
                                          2004   2,223    14.71 to 14.57    32,473   1.75 to 1.40      3.04        7.00 to 6.62
                                          2003   1,460    13.74 to 13.67    19,983   1.75 to 1.40      2.53        10.00 to 9.62
                                          2002     314    12.53 to 12.47     3,913   1.75 to 1.40      0.16       0.53 to (0.26)

Small Company Value - A                   2006     468    24.91 to 23.15    11,306   1.75 to 1.40      0.07       13.82 to 13.42
                                          2005     607    21.97 to 20.39    12,879   1.75 to 1.40      0.28        5.55 to 5.18
                                          2004     738    20.88 to 19.36    14,823   1.75 to 1.40      0.16       23.45 to 23.02
                                          2003     786    16.98 to 15.73    12,806   1.75 to 1.40      0.39       31.81 to 31.35
                                          2002     846    12.92 to 11.96    10,438   1.75 to 1.40      0.30      (7.24) to (7.56)

Small Company Value - B                   2006   1,134    22.11 to 12.50    22,490   1.85 to 1.15      0.00       13.61 to (0.16)
                                          2005   1,196    19.51 to 17.20    21,023   1.85 to 1.40      0.06        5.30 to 0.77
                                          2004   1,139    18.58 to 16.45    19,052   1.75 to 1.40      0.09       23.20 to 22.77
                                          2003     831    15.12 to 13.40    11,304   1.75 to 1.40      0.35       31.71 to 31.25
                                          2002     208    11.51 to 10.21     2,134   1.75 to 1.40      0.04      (2.04) to (18.34)

International Value - A                   2006     988    20.35 to 19.93    19,990   1.75 to 1.40      1.86       27.79 to 27.35
                                          2005   1,098    15.92 to 15.65    17,391   1.75 to 1.40      0.49        9.01 to 8.63
                                          2004     466    14.61 to 14.40     6,761   1.75 to 1.40      1.26       19.85 to 19.43
                                          2003     442    12.19 to 12.05     5,361   1.75 to 1.40      0.81       42.85 to 42.35
                                          2002     410      8.53 to 8.45     3,484   1.75 to 1.40      0.65     (18.98) to (19.26)

International Value - B                   2006   1,023    24.17 to 14.10    23,440   1.85 to 1.15      1.67       27.48 to 12.65
                                          2005   1,029    19.01 to 17.87    18,690   1.85 to 1.40      0.60        8.78 to 5.30
                                          2004     790    17.52 to 16.55    13,194   1.75 to 1.40      0.98       19.68 to 19.26
                                          2003     548    14.67 to 13.88     7,675   1.75 to 1.40      0.64       42.51 to 42.01
                                          2002     113     10.32 to 9.77     1,110   1.75 to 1.40      0.00      (7.35) to (21.83)

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                    EXPENSE RATIO  INVESTMENT    TOTAL RETURN
                                                 UNITS   UNIT FAIR VALUE   ASSETS     HIGHEST TO      INCOME         HIGHEST
              SUB-ACCOUNT                 YEAR  (000S)  HIGHEST TO LOWEST  (000S)       LOWEST*       RATIO**     TO LOWEST***
----------------------------------------  ----  ------  -----------------  -------  --------------  ----------  ------------------
Total Return - A                          2006   1,760   $17.10 to $16.52  $29,476  1.75% to 1.40%     3.46%      2.16% to 1.81%
                                          2005   2,066    16.74 to 16.22   33,921     1.75 to 1.40     2.42        1.05 to 0.70
                                          2004   2,430    16.56 to 16.11   39,569     1.75 to 1.40     3.92        3.49 to 3.13
                                          2003   2,966    16.00 to 15.62   46,792     1.75 to 1.40     2.85        3.56 to 3.19
                                          2002   3,392    15.46 to 15.14   51,821     1.75 to 1.40     2.41        7.99 to 7.62

Total Return - B                          2006   2,196    14.65 to 12.90   31,877     1.85 to 1.15     3.26        3.44 to 1.53
                                          2005   2,523    14.36 to 14.13   35,980     1.85 to 1.40     1.95       0.83 to (0.56)
                                          2004   2,577    14.25 to 14.12   36,510     1.75 to 1.40     3.24        3.25 to 2.89
                                          2003   2,424    13.80 to 13.72   33,338     1.75 to 1.40     2.20        3.41 to 3.05
                                          2002     900    13.35 to 13.31   11,993     1.75 to 1.40     0.10        6.79 to 1.70

U.S. Large Cap - A                        2006     978    15.17 to 14.37   14,499     1.75 to 1.40     0.58        9.12 to 8.74
                                          2005   1,181    13.91 to 13.21   16,086     1.75 to 1.40     0.45        4.35 to 3.99
                                          2004   1,411    13.33 to 12.71   18,445     1.75 to 1.40     0.28        7.87 to 7.49
                                          2003   1,182    12.35 to 11.82   14,287     1.75 to 1.40     0.38       35.16 to 34.69
                                          2002   1,169      9.14 to 8.78   10,493     1.75 to 1.40     0.29     (26.23) to (26.48)

U.S. Large Cap - B                        2006     784    16.33 to 12.89   12,561     1.85 to 1.15     0.40        8.83 to 3.02
                                          2005     938    15.00 to 14.14   13,843     1.85 to 1.40     0.12        4.26 to 2.21
                                          2004   1,079    14.39 to 13.59   15,307     1.75 to 1.40     0.21        7.59 to 7.22
                                          2003     808    13.37 to 12.66   10,660     1.75 to 1.40     0.33       34.78 to 34.31
                                          2002     136      9.92 to 9.42    1,338     1.75 to 1.40     0.02      (7.87) to (24.64)

Mid Cap Stock - A                         2006   1,178    16.70 to 16.20   19,508     1.75 to 1.40     0.00       11.97 to 11.58
                                          2005   1,312    14.96 to 14.50   19,434     1.75 to 1.40     0.00       12.98 to 12.59
                                          2004     659    13.29 to 12.87    8,666     1.75 to 1.40     0.00       17.38 to 16.97
                                          2003     704    11.36 to 10.99    7,898     1.75 to 1.40     0.00       40.35 to 39.86
                                          2002     610      8.12 to 7.85    4,887     1.75 to 1.40     0.00     (23.64) to (23.91)

Mid Cap Stock - B                         2006   1,016    20.92 to 12.79   20,875     1.85 to 1.15     0.00        11.73 to 2.16
                                          2005   1,037    18.72 to 17.62   19,220     1.85 to 1.40     0.00        12.84 to 8.02
                                          2004     769    16.59 to 15.65   12,646     1.75 to 1.40     0.00       17.10 to 16.69
                                          2003     495    14.17 to 13.40    6,967     1.75 to 1.40     0.00       40.00 to 39.51
                                          2002      86     10.12 to 9.60      865     1.75 to 1.40     0.00      (7.56) to (23.24)

Global Allocation - A                     2006     210    12.60 to 12.39    2,641     1.75 to 1.40     1.08       11.93 to 11.54
                                          2005     250    11.25 to 11.10    2,807     1.75 to 1.40     1.00        4.73 to 4.37
                                          2004     266    10.77 to 10.62    2,853     1.75 to 1.40     1.10       11.16 to 10.77
                                          2003     383      9.72 to 9.58    3,701     1.75 to 1.40     0.42       24.67 to 24.23
                                          2002     293      7.83 to 7.70    2,278     1.75 to 1.40     0.00     (24.28) to (24.54)

Global Allocation - B                     2006   1,090    16.41 to 13.29   17,185     1.85 to 1.15     0.73        11.71 to 6.14
                                          2005     538    14.69 to 13.74    7,720     1.85 to 1.40     0.68        4.47 to 3.14
                                          2004     278    14.06 to 13.18    3,864     1.75 to 1.40     0.74       10.96 to 10.57
                                          2003     127    12.67 to 11.91    1,591     1.75 to 1.40     0.28       24.71 to 24.28
                                          2002      19     10.16 to 9.58      194     1.75 to 1.40     0.00      (6.00) to (23.40)

Dynamic Growth - A                        2006     717      5.99 to 5.42    4,168     1.75 to 1.40     0.00        9.49 to 9.11
                                          2005     934      5.49 to 4.96    4,960     1.75 to 1.40     0.00       10.84 to 10.45
                                          2004   1,090      4.97 to 4.49    5,243     1.75 to 1.40     0.00        8.47 to 8.09
                                          2003   1,344      4.60 to 4.15    5,946     1.75 to 1.40     0.00       27.24 to 26.80
                                          2002     773      3.62 to 3.27    2,655     1.75 to 1.40     0.00     (29.36) to (29.61)

Dynamic Growth - B                        2006     168    16.87 to 15.80    2,796     1.85 to 1.40     0.00        9.19 to 8.70
                                          2005     202    15.45 to 14.50    3,086     1.85 to 1.40     0.00        10.46 to 0.34
                                          2004     220    13.99 to 13.16    3,047     1.75 to 1.40     0.00        8.49 to 8.11
                                          2003     252    12.89 to 12.16    3,219     1.75 to 1.40     0.00       27.32 to 26.88
                                          2002      11     10.13 to 9.58      110     1.75 to 1.40     0.00      (5.42) to (23.38)

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                    EXPENSE RATIO  INVESTMENT
                                                 UNITS   UNIT FAIR VALUE   ASSETS    HIGHEST TO      INCOME    TOTAL RETURN HIGHEST
               SUB-ACCOUNT                YEAR  (000S)  HIGHEST TO LOWEST  (000S)      LOWEST*       RATIO**        TO LOWEST***
----------------------------------------  ----  ------  -----------------  ------  --------------  ----------  --------------------
Total Stock Market Index - A              2006     143   $12.78 to $12.49  $1,821  1.75% to 1.40%     1.00%      13.70% to 13.30%
                                          2005     163    11.28 to 11.01    1,836   1.75 to 1.40      1.13         4.23 to 3.86
                                          2004     176    10.86 to 10.59    1,898   1.75 to 1.40      0.62         10.18 to 9.80
                                          2003     175     9.89 to 9.64     1,713   1.75 to 1.40      0.00        28.73 to 28.28
                                          2002     174     7.71 to 7.50     1,332   1.75 to 1.40      1.02      (22.38) to (22.66)

Total Stock Market Index - B              2006     424    17.06 to 16.20    7,114   1.85 to 1.40      0.80        13.50 to 12.99
                                          2005     439    15.03 to 14.30    6,497   1.85 to 1.40      0.90         3.95 to 0.89
                                          2004     458    14.46 to 13.80    6,540   1.75 to 1.40      0.46         10.04 to 9.66
                                          2003     319    13.14 to 12.57    4,149   1.75 to 1.40      0.00        28.51 to 28.06
                                          2002      28     10.23 to 9.80      289   1.75 to 1.40      3.00       (5.75) to (21.56)

500 Index - A                             2006     752    11.94 to 11.66    8,946   1.75 to 1.40      0.92        13.66 to 13.26
                                          2005     947    10.54 to 10.29    9,930   1.75 to 1.40      1.57         2.84 to 2.48
                                          2004   1,259    10.29 to 10.03   12,854   1.75 to 1.40      0.88         8.72 to 8.34
                                          2003   1,077     9.50 to 9.25    10,136   1.75 to 1.40      0.94        26.23 to 25.79
                                          2002   1,238     7.55 to 7.34     9,218   1.75 to 1.40      0.00      (23.61) to (23.87)

500 Index - B                             2006   1,168    16.29 to 15.21   18,636   1.85 to 1.40      0.78        13.47 to 12.96
                                          2005   1,316    14.36 to 13.44   18,514   1.85 to 1.40      1.38         2.67 to 0.82
                                          2004   1,368    13.12 to 12.89   18,755   1.75 to 1.40      0.64         8.46 to 8.08
                                          2003     983    12.89 to 12.13   12,453   1.75 to 1.40      0.61        25.99 to 25.55
                                          2002     184     10.23 to 9.65    1,862   1.75 to 1.40      0.00       (5.84) to (22.78)

Mid Cap Index - A                         2006     134    19.49 to 19.01    2,584   1.75 to 1.40      0.62         8.19 to 7.82
                                          2005     126    18.01 to 17.63    2,256   1.75 to 1.40      0.50        10.47 to 10.08
                                          2004     136    16.30 to 16.02    2,201   1.75 to 1.40      0.39        14.21 to 13.81
                                          2003     146    14.27 to 14.07    2,073   1.75 to 1.40      0.00        32.70 to 32.23
                                          2002     149    10.76 to 10.64    1,595   1.75 to 1.40      0.49      (16.34) to (16.64)

Mid Cap Index - B                         2006     574    18.59 to 12.70   10,240   1.85 to 1.15      0.44        7.93 to (0.70)
                                          2005     431    17.27 to 16.40    7,185   1.85 to 1.40      0.33         10.24 to 1.77
                                          2004     416    15.70 to 14.98    6,308   1.75 to 1.40      0.25        14.04 to 13.64
                                          2003     280    13.80 to 13.19    3,735   1.75 to 1.40      0.00        32.46 to 31.99
                                          2002      65     10.45 to 9.99      656   1.75 to 1.40      1.48       (4.69) to (20.08)

Small Cap Index - A                       2006      85    17.91 to 17.47    1,515   1.75 to 1.40      0.52        15.98 to 15.58
                                          2005      98    15.50 to 15.10    1,515   1.75 to 1.40      0.55         2.45 to 2.09
                                          2004     130    15.18 to 14.77    1,960   1.75 to 1.40      0.31        15.69 to 15.29
                                          2003     136    13.17 to 12.80    1,775   1.75 to 1.40      0.00        43.76 to 43.26
                                          2002     227     9.19 to 8.93     2,050   1.75 to 1.40      1.32      (22.57) to (22.84)

Small Cap Index - B                       2006     342    19.03 to 18.24    6,336   1.85 to 1.40      0.33        15.72 to 15.20
                                          2005     366    16.48 to 15.83    5,879   1.85 to 1.40      0.35        2.26 to (1.64)
                                          2004     402    16.16 to 15.59    6,323   1.75 to 1.40      0.20        15.50 to 15.09
                                          2003     254    14.03 to 13.55    3,469   1.75 to 1.40      0.00        43.31 to 42.81
                                          2002      52     9.81 to 9.48       496   1.75 to 1.40      2.40       (6.15) to (24.12)

Capital Appreciation - A                  2006   1,426     9.40 to 9.20    13,949   1.75 to 1.40      0.00         0.84 to 0.49
                                          2005     216     9.32 to 9.15     1,999   1.75 to 1.40      0.00        12.41 to 12.02
                                          2004     169     8.29 to 8.17     1,387   1.75 to 1.40      0.00         7.80 to 7.43
                                          2003     171     7.69 to 7.61     1,307   1.75 to 1.40      0.00        27.67 to 27.23
                                          2002     179     6.02 to 5.98     1,073   1.75 to 1.40      0.00      (31.58) to (31.82)

Capital Appreciation - B                  2006     868    14.83 to 12.61   12,654   1.85 to 1.15      0.00         1.15 to 0.20
                                          2005     223    14.74 to 13.37    3,233   1.85 to 1.40      0.00         12.12 to 6.15
                                          2004     214    13.14 to 11.95    2,778   1.75 to 1.40      0.00         7.70 to 7.33
                                          2003     172    12.20 to 11.12    2,075   1.75 to 1.40      0.00        27.56 to 27.11
                                          2002      45     9.57 to 8.74       422   1.75 to 1.40      0.00       (8.54) to (30.06)

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                    EXPENSE RATIO  INVESTMENT
                                                 UNITS   UNIT FAIR VALUE   ASSETS    HIGHEST TO      INCOME    TOTAL RETURN HIGHEST
               SUB-ACCOUNT                YEAR  (000S)  HIGHEST TO LOWEST  (000S)      LOWEST*       RATIO**        TO LOWEST***
----------------------------------------  ----  ------  -----------------  ------  --------------  ----------  --------------------
Health Sciences - A                       2006    233    $17.45 to $17.11  $4,022   1.75% to 1.40%    0.00%       6.87% to 6.50%
                                          2005    244     16.33 to 16.06    3,937    1.75 to 1.40     0.00        11.08 to 10.69
                                          2004    298     14.70 to 14.51    4,345    1.75 to 1.40     0.00        13.70 to 13.30
                                          2003    322     12.93 to 12.81    4,131    1.75 to 1.40     0.00        34.32 to 33.86
                                          2002    298      9.62 to 9.57     2,856    1.75 to 1.40     0.00      (28.25) to (28.50)

Health Sciences - B                       2006    452     19.12 to 13.36    8,397    1.85 to 1.15     0.00         7.16 to 6.19
                                          2005    444     17.93 to 15.95    7,782    1.85 to 1.40     0.00         10.87 to 8.29
                                          2004    437     16.17 to 14.42    6,927    1.75 to 1.40     0.00        13.44 to 13.04
                                          2003    267     14.25 to 12.75    3,722    1.75 to 1.40     0.00        34.02 to 33.56
                                          2002     57      10.64 to 9.53      594    1.75 to 1.40     0.00       (2.52) to (23.72)

Financial Services - A                    2006    199     17.58 to 17.24    3,472    1.75 to 1.40     0.34        21.41 to 20.99
                                          2005    163     14.48 to 14.25    2,332    1.75 to 1.40     0.41         8.25 to 7.88
                                          2004    196     13.38 to 13.21    2,605    1.75 to 1.40     0.40         8.84 to 8.46
                                          2003    237     12.29 to 12.18    2,901    1.75 to 1.40     0.16        31.72 to 31.26
                                          2002    221      9.33 to 9.28     2,058    1.75 to 1.40     0.00      (19.03) to (19.31)

Financial Services - B                    2006    309     19.16 to 14.39    5,828    1.85 to 1.15     0.20        21.07 to 14.95
                                          2005    273     15.85 to 15.57    4,303    1.85 to 1.40     0.21         8.11 to 7.17
                                          2004    287     14.70 to 14.50    4,189    1.75 to 1.40     0.25         8.55 to 8.17
                                          2003    201     13.58 to 13.41    2,705    1.75 to 1.40     0.12        31.55 to 31.09
                                          2002     41     10.35 to 10.23      418    1.75 to 1.40     0.00       (4.25) to (18.18)

Quantitative Mid Cap - A                  2006     34     14.11 to 13.84      473    1.75 to 1.40     0.00         2.65 to 2.29
                                          2005     47     13.75 to 13.53      647    1.75 to 1.40     0.00        12.05 to 11.66
                                          2004    138     12.27 to 12.11    1,686    1.75 to 1.40     0.00        16.56 to 16.15
                                          2003     44     10.53 to 10.43      466    1.75 to 1.40     0.00        36.61 to 36.13
                                          2002     50      7.71 to 7.66       386    1.75 to 1.40     0.00      (23.72) to (23.99)

Quantitative Mid Cap - B                  2006     63     17.93 to 17.43    1,111    1.85 to 1.40     0.00         2.35 to 1.89
                                          2005     78     17.52 to 17.07    1,351    1.85 to 1.40     0.00         11.81 to 2.60
                                          2004     83     15.67 to 15.31    1,286    1.75 to 1.40     0.00        16.25 to 15.84
                                          2003     39     13.48 to 13.20      519    1.75 to 1.40     0.00        36.40 to 35.93
                                          2002     12      9.88 to 9.70       121    1.75 to 1.40     0.00       (4.15) to (22.39)

All Cap Value - A                         2006    243     16.21 to 15.90    3,883    1.75 to 1.40     0.95        12.14 to 11.75
                                          2005    265     14.46 to 14.22    3,791    1.75 to 1.40     0.56         4.25 to 3.88
                                          2004    245     13.87 to 13.69    3,371    1.75 to 1.40     0.32        14.34 to 13.94
                                          2003    217     12.13 to 12.02    2,613    1.75 to 1.40     0.08        36.44 to 35.96
                                          2002    201      8.89 to 8.84     1,784    1.75 to 1.40     0.00      (28.84) to (29.09)

All Cap Value - B                         2006    514     17.52 to 15.89    8,775    1.85 to 1.40     0.79        11.96 to 11.45
                                          2005    550     15.65 to 14.23    8,417    1.85 to 1.40     0.12         3.95 to 2.37
                                          2004    545     15.05 to 13.73    8,079    1.75 to 1.40     0.23        14.18 to 13.78
                                          2003    342     13.18 to 12.05    4,451    1.75 to 1.40     0.12        36.25 to 35.77
                                          2002     63      9.67 to 8.87       594    1.75 to 1.40     0.00      (10.39) to (29.06)

Strategic Value - A                       2006     --     12.18 to 11.94       --    1.75 to 1.40     2.55(a)     10.19 to 9.83(a)
                                          2005    134     11.05 to 10.87    1,466    1.75 to 1.40     0.77       (1.68) to (2.02)
                                          2004    154     11.24 to 11.10    1,718    1.75 to 1.40     0.37        16.34 to 15.93
                                          2003    174      9.66 to 9.57     1,667    1.75 to 1.40     0.02        26.99 to 26.55
                                          2002    192      7.61 to 7.56     1,455    1.75 to 1.40     0.00      (28.21) to (28.46)

Strategic Value - B                       2006     --     15.62 to 14.69       --    1.85 to 1.40     2.40(a)     10.00 to 9.55(a)
                                          2005    324     14.20 to 13.38    4,562    1.85 to 1.40     0.34       (1.91) to (2.80)
                                          2004    277     14.48 to 13.68    3,981    1.75 to 1.40     0.27        16.15 to 15.74
                                          2003    160     12.47 to 11.80    1,983    1.75 to 1.40     0.06        26.89 to 26.45
                                          2002     43      9.83 to 9.33       418    1.75 to 1.40     0.00       (7.29) to (25.39)

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                    EXPENSE RATIO   INVESTMENT
                                                 UNITS   UNIT FAIR VALUE    ASSETS    HIGHEST TO      INCOME    TOTAL RETURN HIGHEST
               SUB-ACCOUNT                YEAR  (000S)  HIGHEST TO LOWEST   (000S)     LOWEST*        RATIO**        TO LOWEST***
----------------------------------------  ----  ------  -----------------  -------  --------------  ----------  --------------------
Utilities - A                             2006     307   $17.59 to $17.24  $ 5,351  1.75% to 1.40%     2.18%     29.19% to 28.74%
                                          2005     270    13.62 to 13.39     3,647   1.75 to 1.40      0.47        15.20 to 14.80
                                          2004     295    11.82 to 11.67     3,468   1.75 to 1.40      0.93        27.62 to 27.17
                                          2003     213     9.26 to 9.17      1,961   1.75 to 1.40      0.95        32.66 to 32.20
                                          2002     188     6.98 to 6.94      1,307   1.75 to 1.40      0.01      (24.61) to (24.87)

Utilities - B                             2006     284    27.22 to 24.79     7,562   1.85 to 1.40      2.05        28.96 to 28.38
                                          2005     244    21.11 to 19.27     5,066   1.85 to 1.40      0.30         14.94 to 3.24
                                          2004     171    18.37 to 16.81     3,100   1.75 to 1.40      0.76        27.43 to 26.99
                                          2003      79    14.41 to 13.22     1,133   1.75 to 1.40      0.76        32.39 to 31.93
                                          2002      11    10.89 to 10.01       123   1.75 to 1.40      0.00        1.00 to (19.90)

Mid Cap Value - A                         2006     513    20.56 to 20.16    10,450   1.75 to 1.40      0.72        10.71 to 10.33
                                          2005     664    18.57 to 18.27    12,224   1.75 to 1.40      0.45         6.51 to 6.13
                                          2004     676    17.44 to 17.21    11,703   1.75 to 1.40      0.49        22.73 to 22.30
                                          2003     594    14.21 to 14.08     8,390   1.75 to 1.40      0.41        23.62 to 23.18
                                          2002     668    11.49 to 11.43     7,651   1.75 to 1.40      0.00      (11.36) to (11.67)

Mid Cap Value - B                         2006   1,255    20.07 to 18.86    24,092   1.85 to 1.40      0.52         10.48 to 9.98
                                          2005   1,404    18.21 to 17.15    24,444   1.85 to 1.40      0.25        6.27 to (0.03)
                                          2004   1,329    17.18 to 16.25    21,808   1.75 to 1.40      0.36        22.48 to 22.06
                                          2003     916    14.06 to 13.32    12,294   1.75 to 1.40      0.29        23.40 to 22.97
                                          2002     228    11.43 to 10.83     2,488   1.75 to 1.40      0.00       (3.11) to (13.36)

Fundamental Value - A                     2006     560    16.43 to 16.10     9,076   1.75 to 1.40      0.83        12.93 to 12.53
                                          2005     664    14.55 to 14.31     9,548   1.75 to 1.40      0.46         7.33 to 6.96
                                          2004     726    13.55 to 13.38     9,740   1.75 to 1.40      0.49         10.24 to 9.86
                                          2003     716    12.29 to 12.18     8,737   1.75 to 1.40      0.28        28.03 to 27.59
                                          2002     722     9.60 to 9.55      6,899   1.75 to 1.40      0.09      (17.37) to (17.66)

Fundamental Value - B                     2006   2,101    17.92 to 13.60    36,932   1.85 to 1.15      0.59         12.66 to 8.68
                                          2005   1,514    15.91 to 15.65    23,935   1.85 to 1.40      0.21         7.19 to 4.28
                                          2004   1,169    14.86 to 14.71    17,273   1.75 to 1.40      0.35         9.89 to 9.51
                                          2003     684    13.55 to 13.43     9,220   1.75 to 1.40      0.25        27.77 to 27.33
                                          2002     212    10.63 to 10.55     2,235   1.75 to 1.40      0.00       (3.19) to (15.63)

Emerging Growth - B                       2006      73    19.80 to 19.47     1,426   1.85 to 1.40      0.00         9.84 to 9.35
                                          2005      50    18.02 to 17.81       900   1.85 to 1.40      0.00         5.89 to 1.00
                                          2004      40    17.02 to 16.92       670   1.75 to 1.40      0.00         5.16 to 4.79
                                          2003      22    16.19 to 16.15       362   1.75 to 1.40      0.00        29.48 to 29.19

Natural Resources - B                     2006     389    37.87 to 12.31    14,264   1.85 to 1.15      0.40        20.34 to (1.62)
                                          2005     387    31.46 to 31.09    12,127   1.85 to 1.40      0.00        44.39 to 14.68
                                          2004     239    21.79 to 21.67     5,201   1.75 to 1.40      0.05        22.32 to 21.89
                                          2003      82    17.82 to 17.77     1,464   1.75 to 1.40      0.00        42.52 to 42.20

Mid Cap Core - B                          2006      --    19.14 to 12.77        --   1.85 to 1.15      1.33(a)     7.42 to 2.03(a)
                                          2005     189    17.82 to 17.60     3,360   1.85 to 1.40      0.00        4.42 to (0.66)
                                          2004     270    17.06 to 16.96     4,594   1.75 to 1.40      0.00        12.54 to 12.15
                                          2003     139    15.16 to 15.13     2,105   1.75 to 1.40      0.00        21.28 to 21.00

Quantitative All Cap - B                  2006      25    21.09 to 20.75       524   1.85 to 1.40      0.74        13.32 to 12.81
                                          2005      34    18.61 to 18.39       631   1.85 to 1.40      0.89         6.86 to 2.59
                                          2004      20    17.42 to 17.32       352   1.75 to 1.40      0.79        13.08 to 12.68
                                          2003       6    15.41 to 15.37        92   1.75 to 1.40      0.00        23.24 to 22.96

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                         UNIT FAIR VALUE             EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                UNITS      HIGHEST TO      ASSETS     HIGHEST TO      INCOME         HIGHEST
               SUB-ACCOUNT                YEAR  (000S)       LOWEST        (000S)       LOWEST*       RATIO**      TO LOWEST***
----------------------------------------  ----  ------  ----------------  --------  --------------  ----------  -----------------
Large Cap Value - B                       2006     356  $24.55 to $24.15  $  8,694  1.85% to 1.40%     0.26%     14.15% to 13.64%
                                          2005     232   21.51 to 21.25      4,959   1.85 to 1.40      0.00       13.66 to 3.74
                                          2004     136   18.92 to 18.81      2,557   1.75 to 1.40      0.89       19.84 to 19.42
                                          2003      28   15.79 to 15.75        438   1.75 to 1.40      0.00       26.32 to 26.03

Small Cap Opportunities - A               2006     161   24.80 to 24.49      3,977   1.75 to 1.40      0.70        8.92 to 8.54
                                          2005     202   22.77 to 22.56      4,587   1.75 to 1.40      0.00(a)   16.36 to 16.09(a)

Small Cap Opportunities - B               2006     360   24.71 to 12.23      8,807   1.85 to 1.15      0.53       8.66 to (2.29)
                                          2005     369   22.74 to 22.47      8,363   1.85 to 1.40      0.00       6.12 to (1.99)
                                          2004     115   21.43 to 21.31      2,461   1.75 to 1.40      0.07       23.73 to 23.30
                                          2003      39   17.32 to 17.28        682   1.75 to 1.40      0.00       38.56 to 38.24

Special Value - B                         2006      35   20.97 to 20.63        735   1.85 to 1.40      0.00        9.06 to 8.57
                                          2005      42   19.23 to 19.00        811   1.85 to 1.40      0.00       3.84 to (0.32)
                                          2004      46   18.52 to 18.41        857   1.75 to 1.40      0.00       18.28 to 17.86
                                          2003       7   15.66 to 15.62        111   1.75 to 1.40      0.00       25.24 to 24.96

Real Return Bond - B                      2006     797   13.72 to 13.50     10,855   1.85 to 1.40      2.49      (1.20) to (1.64)
                                          2005   1,190   13.89 to 13.72     16,445   1.85 to 1.40      0.12       0.12 to (0.54)
                                          2004     895   13.92 to 13.84     12,407   1.75 to 1.40      0.25        7.21 to 6.84
                                          2003     327   12.98 to 12.95      4,232   1.75 to 1.40      0.00        3.84 to 3.60

American International - B                2006   3,719   26.88 to 13.22     94,939   1.85 to 1.15      0.72       16.68 to 5.59
                                          2005   2,544   23.04 to 22.76     58,260   1.85 to 1.40      0.46       19.19 to 14.04
                                          2004   1,125   19.33 to 19.22     21,678   1.75 to 1.40      0.33       17.09 to 16.68
                                          2003     211   16.51 to 16.47      3,474   1.75 to 1.40      0.00       32.06 to 31.76

American Growth - B                       2006   7,988   20.77 to 12.83    160,869   1.85 to 1.15      0.16        8.12 to 2.53
                                          2005   5,750   19.21 to 18.98    109,808   1.85 to 1.40      0.00       13.99 to 6.62
                                          2004   2,975   16.85 to 16.75     49,975   1.75 to 1.40      0.00       10.35 to 9.97
                                          2003     881   15.27 to 15.23     13,433   1.75 to 1.40      0.00       22.15 to 21.87

American Blue Chip Income & Growth - B    2006   1,055   19.94 to 19.62     20,894   1.85 to 1.40      0.42       15.17 to 14.66
                                          2005   1,071   17.32 to 17.11     18,446   1.85 to 1.40      0.04        5.19 to 1.90
                                          2004   1,052   16.46 to 16.37     17,269   1.75 to 1.40      0.00        7.61 to 7.23
                                          2003     527   15.30 to 15.26      8,058   1.75 to 1.40      0.00       22.39 to 22.11

American Growth-Income - B                2006   7,484   19.56 to 13.49    142,470   1.85 to 1.15      0.92       13.03 to 7.76
                                          2005   5,373   17.30 to 17.10     92,410   1.85 to 1.40      0.31        3.83 to 1.45
                                          2004   2,374   16.67 to 16.57     39,432   1.75 to 1.40      0.22        8.30 to 7.92
                                          2003     609   15.39 to 15.35      9,364   1.75 to 1.40      0.00       23.10 to 22.82

American Bond - B                         2006   5,697   13.10 to 12.96     74,052   1.85 to 1.15      0.00        5.01 to 4.46
                                          2005   1,810   12.42 to 12.39     22,448   1.85 to 1.40      0.00(a)  (0.66) to (0.84)(a)

American Century - Small Company          2006      17   16.37 to 16.18        280   1.85 to 1.40      0.00        3.95 to 3.48
                                          2005      32   15.75 to 15.63        508   1.85 to 1.40      0.00       4.52 to (3.06)
                                          2004       4   15.07 to 15.03         67   1.75 to 1.40      0.00       20.56 to 20.28

PIMCO VIT All Asset                       2006     323   14.91 to 14.74      4,792   1.85 to 1.40      4.76        2.91 to 2.45
                                          2005     376   14.49 to 14.38      5,435   1.85 to 1.40      4.34        4.47 to 1.39
                                          2004     160   13.87 to 13.84      2,215   1.75 to 1.40      5.87       10.97 to 10.72

LMFC Core Equity                          2006     425   15.42 to 13.39      6,530   1.85 to 1.15      0.00        7.37 to 4.53
                                          2005     360   14.68 to 14.58      5,273   1.85 to 1.40      0.00        4.30 to 2.92
                                          2004     128   14.08 to 14.05      1,795   1.75 to 1.40      0.00       12.63 to 12.37

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                         UNIT FAIR VALUE             EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                UNITS      HIGHEST TO      ASSETS     HIGHEST TO      INCOME         HIGHEST
               SUB-ACCOUNT                YEAR  (000S)       LOWEST        (000S)       LOWEST*       RATIO**      TO LOWEST***
----------------------------------------  ----  ------  ----------------  --------  --------------  ----------  -----------------
PIM Classic Value                         2006     143  $16.94 to $13.70   $ 2,389  1.85% to 1.15%     0.98%      14.23% to 9.49%
                                          2005      86   14.83 to 14.72      1,274   1.85 to 1.40      0.42        7.71 to 3.37
                                          2004      55   13.77 to 13.74        758   1.75 to 1.40      0.27        10.15 to 9.89

Quantitative Value                        2006      10   18.61 to 18.38        191   1.85 to 1.40      1.02       19.37 to 18.84
                                          2005       8   15.59 to 15.47        124   1.85 to 1.40      0.00        7.31 to 2.05
                                          2004       7   15.52 to 14.49        108   1.75 to 1.40      0.00       16.20 to 15.93

US Global Leaders Growth - A              2006     119   13.06 to 12.94      1,544   1.75 to 1.40      0.00        0.39 to 0.04
                                          2005     129   13.00 to 12.93      1,674   1.75 to 1.40      0.11(a)    8.29 to 8.04(a)

US Global Leaders Growth - B              2006     302   13.03 to 12.87      3,911   1.85 to 1.40      0.00       0.09 to (0.36)
                                          2005     353   13.02 to 12.92      4,576   1.85 to 1.40      0.00      (0.53) to (0.88)
                                          2004      45   13.09 to 13.06        589   1.75 to 1.40      0.47        4.71 to 4.47

John Hancock Strategic Income             2006     163   13.89 to 13.73      2,244   1.85 to 1.40      3.01        2.43 to 1.97
                                          2005     127   13.56 to 13.46      1,719   1.85 to 1.40      4.43        0.73 to 0.23
                                          2004      55   13.48 to 13.45        746   1.75 to 1.40      1.87        7.86 to 7.61

John Hancock Intl' Eq Index - A           2006      82   20.87 to 20.68      1,708   1.75 to 1.40      0.81       23.75 to 23.31
                                          2005      65   16.87 to 16.77      1,087   1.75 to 1.40      0.94       15.00 to 14.60
                                          2004      69   14.67 to 14.64      1,006   1.75 to 1.40      0.48       17.35 to 17.08

John Hancock Intl' Eq Index - B           2006     199   20.76 to 20.52      4,102   1.85 to 1.40      0.61       23.52 to 22.97
                                          2005     184   16.81 to 16.68      3,077   1.85 to 1.40      0.71       14.78 to 11.46
                                          2004     166   16.65 to 14.61      2,436   1.75 to 1.40      0.38       17.17 to 16.89

Active Bond - A                           2006     666   12.95 to 12.88      8,600   1.75 to 1.40      2.82        2.97 to 2.61
                                          2005     813   12.58 to 12.55     10,219   1.75 to 1.40      0.00(a)    0.64 to 0.41(a)

Active Bond - B                           2006   4,968   12.91 to 12.82     63,915   1.85 to 1.40      2.61        2.76 to 2.30
                                          2005   5,038   12.57 to 12.53     63,215   1.85 to 1.40      0.00(a)   0.54 to (0.13)(a)

CGTC Overseas Equity - B                  2006      46   17.89 to 17.75        820   1.85 to 1.40      0.40       17.98 to 17.45
                                          2005      11   15.16 to 15.11        170   1.85 to 1.40      0.00(a)   21.28 to 15.28(a)

Independence Investment LLC
Small Cap - B                             2006       5   16.60 to 14.90         72   1.85 to 1.40      0.00        5.92 to 5.45
                                          2005       4   15.71 to 14.13         60   1.85 to 1.40      0.00(a)  13.34 to (0.08)(a)

Marisco International Opportunities - B   2006     166   18.78 to 13.31      3,092   1.85 to 1.15      0.27        22.18 to 6.37
                                          2005      39   15.37 to 15.32        601   1.85 to 1.40      0.00(a)   22.94 to 17.57(a)

T Rowe Price Mid Value - B                2006      70   16.55 to 16.43      1,147   1.85 to 1.40      0.05       18.39 to 17.86
                                          2005      13   13.98 to 13.94        188   1.85 to 1.40      0.00(a)   11.85 to 1.41(a)

UBS Large Cap - B                         2006      10   15.53 to 15.41        150   1.85 to 1.40      0.22       14.45 to 12.07
                                          2005       7   15.29 to 13.75        101   1.85 to 1.40      0.00(a)   10.35 to 2.72(a)

US High Yield - B                         2006      21   13.90 to 13.80        286   1.85 to 1.40      2.75        7.94 to 7.46
                                          2005       5   12.88 to 12.84         67   1.85 to 1.40      0.00(a)    3.04 to 0.15(a)

Wellington Small Cap Growth - B           2006      72   17.67 to 12.39      1,273   1.85 to 1.15      0.00       11.64 to (1.04)
                                          2005      30   15.83 to 15.78        478   1.85 to 1.40      0.00(a)   26.62 to 7.70(a)

Wellington Small Cap Value - B            2006     132   16.74 to 13.57      2,180   1.85 to 1.15      0.00        17.38 to 8.40
                                          2005      58   14.26 to 14.22        827   1.85 to 1.40      0.00(a)  14.06 to (2.00)(a)

Wells Capital Core Bond - B               2006      17   12.76 to 12.66        211   1.85 to 1.40      1.59        2.18 to 1.72
                                          2005       7   12.48 to 12.44         85   1.85 to 1.40      0.00(a)  (0.13) to (0.46)(a)

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                         UNIT FAIR VALUE             EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                UNITS      HIGHEST TO      ASSETS     HIGHEST TO      INCOME         HIGHEST
               SUB-ACCOUNT                YEAR  (000S)       LOWEST        (000S)       LOWEST*       RATIO**      TO LOWEST***
----------------------------------------  ----  ------  ----------------  --------  --------------  ----------  -----------------
                                                                                       1.85% to
Index Allocation - B                      2006    967   $13.52 to $13.21   $13,001      1.15%         2.84%(a)  8.17% to 5.51%(a)

Large Cap Value - A                       2006    123    24.56 to 24.24      2,993   1.75 to 1.40     0.00(a)    1.48 to 1.45(a)

Scudder Capital Growth - B                2006    386    20.65 to 20.26      7,913   1.85 to 1.40     0.18        6.67 to 6.19
                                          2005    289    19.36 to 19.08      5,560   1.85 to 1.40     0.22        7.01 to 1.77
                                          2004     83    18.09 to 17.95      1,491   1.75 to 1.40     0.15        6.06 to 5.69
                                          2003     45    17.06 to 16.98        758   1.75 to 1.40     0.00       24.76 to 24.32

Scudder Global Discovery - B              2006     86    35.72 to 35.04      3,039   1.85 to 1.40     0.88       20.19 to 19.65
                                          2005     84    29.72 to 29.29      2,477   1.85 to 1.40     0.30        16.43 to 7.64
                                          2004     51    25.52 to 25.33      1,294   1.75 to 1.40     0.00       21.41 to 20.98
                                          2003     20    21.02 to 20.93        410   1.75 to 1.40     0.00       46.70 to 46.19

Scudder Growth & Income - B               2006    201    21.52 to 21.11      4,287   1.85 to 1.40     0.61       11.71 to 11.21
                                          2005    208    19.26 to 18.98      3,983   1.85 to 1.40     0.78        4.27 to 1.64
                                          2004    166    18.47 to 18.33      3,061   1.75 to 1.40     0.41        8.25 to 7.87
                                          2003     57    17.06 to 16.99        967   1.75 to 1.40     0.00       24.79 to 24.35

Scudder Health Sciences - B               2006    129    20.48 to 20.10      2,626   1.85 to 1.40     0.00        4.31 to 3.84
                                          2005    144    19.64 to 19.35      2,813   1.85 to 1.40     0.00        6.56 to 0.31
                                          2004    134    18.43 to 18.28      2,452   1.75 to 1.40     0.00        7.64 to 7.27
                                          2003     69    17.12 to 17.05      1,186   1.75 to 1.40     0.00       31.36 to 30.90

Scudder International - B                 2006    181    27.14 to 26.63      4,878   1.85 to 1.40     1.52       23.70 to 23.15
                                          2005    172    21.94 to 21.63      3,746   1.85 to 1.40     1.38       14.11 to 10.68
                                          2004    190    19.23 to 19.08      3,634   1.75 to 1.40     0.83       14.62 to 14.22
                                          2003     73    16.78 to 16.70      1,229   1.75 to 1.40     0.00       25.75 to 25.31

Scudder Mid Cap Growth - B                2006     69    24.41 to 23.95      1,660   1.85 to 1.40     0.00        9.01 to 8.52
                                          2005     61    22.39 to 22.07      1,363   1.85 to 1.40     0.00        13.06 to 2.24
                                          2004     67    19.81 to 19.65      1,311   1.75 to 1.40     0.00        2.16 to 1.81
                                          2003     37    19.39 to 19.30        718   1.75 to 1.40     0.00       31.58 to 31.12

Scudder Blue Chip - B                     2006    194    23.59 to 23.15      4,533   1.85 to 1.40     0.47       13.59 to 13.08
                                          2005    215    20.77 to 20.47      4,445   1.85 to 1.40     0.57        8.16 to 3.55
                                          2004    216    19.20 to 19.05      4,122   1.75 to 1.40     0.21       13.94 to 13.55
                                          2003    104    16.85 to 16.78      1,743   1.75 to 1.40     0.00       25.00 to 24.57

Scudder Contrarian Value - B              2006    213    22.42 to 21.18      4,743   1.85 to 1.40     1.19       13.37 to 12.86
                                          2005    236    19.77 to 18.76      4,640   1.85 to 1.40     1.49       0.43 to (0.18)
                                          2004    256    19.74 to 19.59      5,038   1.75 to 1.40     1.10        8.12 to 7.74
                                          2003     86    18.26 to 18.18      1,570   1.75 to 1.40     0.00       30.35 to 29.90

Scudder Global Blue Chip - B              2006     64    30.17 to 29.60      1,908   1.85 to 1.40     0.22       27.85 to 27.28
                                          2005     97    23.60 to 23.26      2,276   1.85 to 1.40     0.00       20.80 to 13.19
                                          2004     73    19.54 to 19.38      1,413   1.75 to 1.40     0.56       12.74 to 12.34
                                          2003     35    17.33 to 17.25        599   1.75 to 1.40     0.00       27.17 to 26.73

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                    EXPENSE RATIO  INVESTMENT    TOTAL RETURN
                                                 UNITS   UNIT FAIR VALUE   ASSETS    HIGHEST TO      INCOME         HIGHEST
            SUB-ACCOUNT                   YEAR  (000S)  HIGHEST TO LOWEST  (000S)      LOWEST*       RATIO**     TO LOWEST***
----------------------------------------  ----  ------  -----------------  ------  --------------  ----------  ----------------
Scudder Government Securities - B         2006     236  $13.32 to $13.07   $3,119  1.85% to 1.40%     3.57%      2.30% to 1.85%
                                          2005     279    13.02 to 12.83    3,610   1.85 to 1.40      3.64       0.82 to 0.29
                                          2004     282    12.91 to 12.81    3,620   1.75 to 1.40      2.43       1.92 to 1.56
                                          2003     199    12.67 to 12.61    2,510   1.75 to 1.40      0.00       0.41 to 0.06

Scudder High Income - B                   2006     180    19.91 to 19.53    3,555   1.85 to 1.40      7.78       8.59 to 8.10
                                          2005     205    18.33 to 18.07    3,726   1.85 to 1.40      9.85       1.98 to 0.07
                                          2004     237    17.98 to 17.84    4,240   1.75 to 1.40      5.48      10.52 to 10.13
                                          2003     119    16.26 to 16.19    1,924   1.75 to 1.40      0.00      22.42 to 21.99

Scudder International Select Equity - B   2006     135    27.86 to 27.34    3,734   1.85 to 1.40      1.59      23.32 to 22.77
                                          2005     152    22.59 to 22.27    3,400   1.85 to 1.40      2.22      12.42 to 9.59
                                          2004     123    20.10 to 19.94    2,464   1.75 to 1.40      0.53      16.20 to 15.79
                                          2003      43    17.30 to 17.22      734   1.75 to 1.40      0.00      27.63 to 27.18

Scudder Fixed Income - B                  2006     550    13.82 to 13.55    7,540   1.85 to 1.40      3.10       2.45 to 1.99
                                          2005     567    13.48 to 13.30    7,593   1.85 to 1.40      2.96      0.44 to (0.52)
                                          2004     573    13.43 to 13.32    7,664   1.75 to 1.40      2.24       2.65 to 2.29
                                          2003     228    13.08 to 13.02    2,967   1.75 to 1.40      0.00       3.30 to 2.94

Scudder Money Market - B                  2006     253    12.73 to 12.49    3,173   1.85 to 1.40      4.16       2.80 to 2.34
                                          2005     305    12.39 to 12.21    3,738   1.85 to 1.40      2.49       1.01 to 0.48
                                          2004     193    12.26 to 12.17    2,351   1.75 to 1.40      0.50     (0.88) to (1.22)
                                          2003     326    12.37 to 12.32    4,023   1.75 to 1.40      0.18     (0.98) to (1.32)

Scudder Small Cap Growth - B              2006     147    22.08 to 21.66    3,205   1.85 to 1.40      0.00       3.35 to 2.89
                                          2005     170    21.36 to 21.05    3,615   1.85 to 1.40      0.00      5.25 to (0.25)
                                          2004     144    20.29 to 20.14    2,903   1.75 to 1.40      0.00       9.00 to 8.62
                                          2003      78    18.62 to 18.54    1,442   1.75 to 1.40      0.00      30.67 to 30.22

Scudder Technology Growth - B             2006      69    22.88 to 22.45    1,574   1.85 to 1.40      0.00     (0.96) to (1.40)
                                          2005      75    23.10 to 22.76    1,724   1.85 to 1.40      0.12       3.26 to 1.48
                                          2004      68    22.68 to 22.50    1,542   1.75 to 1.40      0.00      0.06 to (0.29)
                                          2003      42    22.67 to 22.57      941   1.75 to 1.40      0.00      44.15 to 43.65

Scudder Total Return - B                  2006     147    17.79 to 17.46    2,593   1.85 to 1.40      2.20       8.30 to 7.81
                                          2005     172    16.43 to 16.19    2,805   1.85 to 1.40      2.30       2.46 to 0.19
                                          2004     206    16.03 to 15.91    3,298   1.75 to 1.40      1.09       4.88 to 4.51
                                          2003     160    15.29 to 15.22    2,446   1.75 to 1.40      0.00      15.92 to 15.52

Scudder Davis Venture Value - B           2006     314    24.02 to 23.56    7,463   1.85 to 1.40      0.29      12.76 to 12.25
                                          2005     367    21.30 to 20.99    7,754   1.85 to 1.40      0.37       7.71 to 4.59
                                          2004     333    19.77 to 19.62    6,549   1.75 to 1.40      0.03       9.86 to 9.48
                                          2003     137    18.00 to 17.92    2,465   1.75 to 1.40      0.00      27.62 to 27.18

Scudder Dreman Financial Services - B     2006      --    20.84 to 20.47       --   1.85 to 1.40      2.90(a)   4.92 to 4.59(a)
                                          2005      87    19.86 to 19.57    1,716   1.85 to 1.40      1.53      2.30 to (2.18)
                                          2004      84    20.23 to 20.07    1,684   1.75 to 1.40      1.04       9.94 to 9.56
                                          2003      41    18.40 to 18.32      759   1.75 to 1.40      0.00      25.95 to 25.51

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                     EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                 UNITS   UNIT FAIR VALUE    ASSETS    HIGHEST TO      INCOME          HIGHEST
              SUB-ACCOUNT                 YEAR  (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**       TO LOWEST***
----------------------------------------  ----  ------  -----------------  -------  --------------  ----------  -------------------
Scudder Dreman High Return Equity - B     2006     524  $26.17 to $ 25.68  $13,599  1.85% to 1.40%     1.19%    16.57% to 16.05%
                                          2005     369    22.45 to 22.12     8,238   1.85 to 1.40      1.34       6.02 to 1.89
                                          2004     324    21.17 to 21.01     6,821   1.75 to 1.40      1.06      12.04 to 11.65
                                          2003     162    18.90 to 18.82     3,047   1.75 to 1.40      0.00      29.66 to 29.21

Scudder Dreman Small Cap Value - B        2006     199    31.40 to 30.81     6,209   1.85 to 1.40      0.40      22.86 to 22.31
                                          2005     233    25.56 to 25.19     5,912   1.85 to 1.40      0.36      8.26 to (0.23)
                                          2004     216    23.61 to 23.42     5,071   1.75 to 1.40      0.36      23.77 to 23.34
                                          2003      90    19.07 to 18.99     1,720   1.75 to 1.40      0.00      39.68 to 39.19

Scudder Salomon Aggressive Growth - B     2006      --    26.08 to 25.60        --   1.85 to 1.40      0.00(a)  10.62 to 10.16(a)
                                          2005      30    23.58 to 23.24       700   1.85 to 1.40      0.00      11.66 to 4.47
                                          2004      47    21.12 to 20.95       995   1.75 to 1.40      0.00       9.90 to 9.51
                                          2003      13    19.21 to 19.13       253   1.75 to 1.40      0.00      33.38 to 32.91

Scudder Janus Growth & Income - B         2006     103    21.35 to 20.95     2,177   1.85 to 1.40      0.24       6.49 to 6.01
                                          2005     126    20.05 to 19.76     2,503   1.85 to 1.40      0.00      10.16 to 5.78
                                          2004     114    18.20 to 18.06     2,060   1.75 to 1.40      0.00       9.54 to 9.15
                                          2003      57    16.62 to 16.55       946   1.75 to 1.40      0.00      22.22 to 21.79

Scudder Janus Growth Opportunities - B    2006      --    20.00 to 19.62        --   1.85 to 1.40      0.00(a)  (0.83) to (1.25)(a)
                                          2005      62    20.16 to 19.87     1,233   1.85 to 1.40      0.00       5.64 to 2.70
                                          2004      23    19.09 to 18.94       446   1.75 to 1.40      0.00      10.65 to 10.26
                                          2003      16    17.25 to 17.18       275   1.75 to 1.40      0.00      24.49 to 24.05

Scudder MFS Strategic Value - B           2006      --    21.15 to 20.77        --   1.85 to 1.40      0.64(a)      3.16 to 2.83(a)
                                          2005     180    20.50 to 20.20     3,655   1.85 to 1.40      0.67     (1.97) to (2.84)
                                          2004     196    20.91 to 20.75     4,088   1.75 to 1.40      0.06      15.76 to 15.36
                                          2003      65    18.06 to 17.98     1,168   1.75 to 1.40      0.00      24.59 to 24.16

Scudder Oak Strategic Equity - B          2006      --    21.65 to 21.25        --   1.85 to 1.40      0.00(a)    2.46 to 2.02(a)
                                          2005      67    21.13 to 20.83     1,416   1.85 to 1.40      0.00     (1.38) to (6.15)
                                          2004      82    22.44 to 22.26     1,842   1.75 to 1.40      0.00     (0.53) to (0.88)
                                          2003      34    22.56 to 22.46       771   1.75 to 1.40      0.00      47.06 to 46.55

Scudder Turner Mid Cap Growth - B         2006      99    25.59 to 25.11     2,515   1.85 to 1.40      0.00       4.74 to 4.27
                                          2005     112    24.43 to 24.08     2,725   1.85 to 1.40      0.00       9.71 to 4.00
                                          2004      85    22.27 to 22.10     1,892   1.75 to 1.40      0.00       9.09 to 8.71
                                          2003      40    20.42 to 20.33       810   1.75 to 1.40      0.00      46.02 to 45.51

Scudder Real Estate - B                   2006     176    29.25 to 28.78     5,127   1.85 to 1.40      0.00      35.23 to 34.62
                                          2005     204    21.63 to 21.38     4,383   1.85 to 1.40      2.23      9.77 to (3.31)
                                          2004     212    19.71 to 19.59     4,174   1.75 to 1.40      0.60      28.91 to 28.46
                                          2003     108    15.29 to 15.25     1,654   1.75 to 1.40      0.00      22.30 to 22.02

Scudder Strategic Income - B              2006     172    14.64 to 14.40     2,498   1.85 to 1.40      4.40       7.24 to 6.76
                                          2005     173    13.65 to 13.49     2,354   1.85 to 1.40      7.67      0.51 to (0.34)
                                          2004     156    13.58 to 13.50     2,114   1.75 to 1.40      0.00       6.76 to 6.39
                                          2003      71    12.72 to 12.69       901   1.75 to 1.40      0.00       1.76 to 1.53

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                    EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                 UNITS   UNIT FAIR VALUE   ASSETS    HIGHEST TO       INCOME         HIGHEST
                SUB-ACCOUNT               YEAR  (000S)  HIGHEST TO LOWEST  (000S)      LOWEST*       RATIO**      TO LOWEST***
----------------------------------------  ----  ------  -----------------  ------  --------------  ----------  -------------------
Scudder Income Allocaton - B              2006      --  $13.59 to $ 13.46     $--  1.85% to 1.40%    4.41%(a)   2.04% to 1.71%(a)
                                          2005      95   13.32 to 13.24     1,261   1.85 to 1.40     0.00        2.10 to 0.43
                                          2004      12   13.04 to 13.03       160   1.75 to 1.40     0.00        4.35 to 4.21
Scudder Moderate Allocation - B           2006   1,729   15.28 to 15.11    26,279   1.85 to 1.40     0.85        9.40 to 8.91
                                          2005   1,630   13.96 to 13.88    22,690   1.85 to 1.40     0.00        3.60 to 1.18
                                          2004     652   13.48 to 13.46     8,788   1.75 to 1.40     0.00        7.83 to 7.69
Scudder Conservative Allocation - B       2006     621   14.64 to 14.48     9,027   1.85 to 1.40     1.18        7.30 to 6.82
                                          2005     475   13.64 to 13.56     6,458   1.85 to 1.40     0.00        2.93 to 0.77
                                          2004     148   13.26 to 13.24     1,965   1.75 to 1.40     0.00        6.04 to 5.90
Scudder Growth Allocation - B             2006   2,231   15.93 to 15.76    35,350   1.85 to 1.40     0.78       11.10 to 10.60
                                          2005   2,170   14.34 to 14.25    31,025   1.85 to 1.40     0.00        4.55 to 1.75
                                          2004     502   13.72 to 13.70     6,878   1.75 to 1.40     0.00        9.72 to 9.58
Scudder Templeton Foreign Value           2006      --   17.11 to 16.96        --   1.85 to 1.40     3.73(a)   20.41 to 19.90(a)
                                          2005       8   14.21 to 14.14       127   1.85 to 1.40     1.01        7.87 to 7.02
                                          2004       4   13.18 to 13.17        54   1.75 to 1.40     0.00        5.41 to 5.37
Scudder Mercury Large Cap Core            2006      --   16.05 to 15.90        --   1.85 to 1.40     0.00(a)     11.18 to 10.71(a)
                                          2005       6   14.44 to 14.36        84   1.85 to 1.40     0.03       11.36 to 3.81
                                          2004      --   12.96 to 12.96         3   1.75 to 1.40     0.00        3.72 to 3.67
Scudder Bond - B                          2006      39   12.91 to 12.81       507   1.85 to 1.40     1.51(a)      2.88 to 2.42(a)
                                          2005      12   12.55 to 12.51       154   1.85 to 1.40     0.00       0.37 to (0.35)
Scudder Equity 500 Index Value - B        2006     372   22.32 to 21.90     8,245   1.85 to 1.40     0.89(a)     13.61 to 13.10(a)
                                          2005     476   19.65 to 19.36     9,288   1.85 to 1.40     0.00           0 to 0
Alger American Balanced - B               2006     219   16.94 to 16.62     3,690   1.85 to 1.40     1.21        3.01 to 2.55
                                          2005     239   16.44 to 16.20     3,903   1.85 to 1.40     1.51        6.65 to 2.81
                                          2004     292   15.41 to 15.29     4,476   1.75 to 1.40     1.41        2.82 to 2.46
                                          2003     135   14.99 to 14.93     2,014   1.75 to 1.40     0.03       17.08 to 16.67
Alger American Leveraged All Cap - B      2006      73   23.50 to 23.06     1,698   1.85 to 1.40     0.00       17.31 to 16.79
                                          2005      59   20.03 to 19.74     1,179   1.85 to 1.40     0.00       12.57 to 7.26
                                          2004      63   17.80 to 17.66     1,113   1.75 to 1.40     0.00        6.40 to 6.03
                                          2003      33   16.72 to 16.65       548   1.75 to 1.40     0.00       32.37 to 31.90
Credit Suisse Emerging Markets - B        2006      53   38.19 to 37.47     2,017   1.85 to 1.40     0.52       30.68 to 30.09
                                          2005      74   29.22 to 28.80     2,138   1.85 to 1.40     0.79       26.16 to 16.23
                                          2004      58   23.16 to 22.98     1,344   1.75 to 1.40     0.34       23.19 to 22.76
                                          2003      27   18.80 to 18.72       514   1.75 to 1.40     0.00       40.89 to 40.40
Credit Suisse Global Post Venture
Capital - B                               2006      16   29.37 to 28.82       467   1.85 to 1.40     0.00       11.63 to 11.13
                                          2005      17   26.31 to 25.93       455   1.85 to 1.40     0.00       14.53 to 4.89
                                          2004      16   22.97 to 22.79       358   1.75 to 1.40     0.00       16.35 to 15.94
                                          2003       9   19.75 to 19.66       171   1.75 to 1.40     0.00       45.61 to 45.10
Dreyfus Socially Responsible Growth - B   2006      16   19.53 to 19.16       303   1.85 to 1.40     0.00        7.45 to 6.97
                                          2005      19   18.18 to 17.92       350   1.85 to 1.40     0.00       1.92 to (0.16)
                                          2004      27   17.84 to 17.70       484   1.75 to 1.40     0.21        4.46 to 4.10
                                          2003       9   17.07 to 17.00       159   1.75 to 1.40     0.00       24.01 to 23.57

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                   EXPENSE RATIO   INVESTMENT
                                                 UNITS   UNIT FAIR VALUE   ASSETS    HIGHEST TO      INCOME    TOTAL RETURN HIGHEST
              SUB-ACCOUNT                 YEAR  (000S)  HIGHEST TO LOWEST  (000S)      LOWEST*       RATIO**       TO LOWEST***
----------------------------------------  ----  ------  -----------------  ------  --------------  ----------  --------------------
Dreyfus VIF Midcap Stock - B              2006    224    $23.07 to $22.63  $5,135   1.85% to 1.40%    0.18%        6.18% to 5.71%
                                          2005    258     21.72 to 21.41    5,573    1.85 to 1.40     0.00          7.43 to 0.54
                                          2004    252     20.22 to 20.06    5,071    1.75 to 1.40     0.22        12.64 to 12.24
                                          2003    129     17.95 to 17.88    2,305    1.75 to 1.40     0.51        29.65 to 29.20

AIM VI Utilities - - B                    2006     58     27.68 to 27.16    1,592    1.85 to 1.40     3.36        23.72 to 23.17
                                          2005     64     22.37 to 22.05    1,422    1.85 to 1.40     2.49         15.22 to 1.21
                                          2004     53     19.42 to 19.27    1,023    1.75 to 1.40     1.93        21.84 to 21.41
                                          2003     30     15.94 to 15.87      479    1.75 to 1.40     3.57        15.84 to 15.43

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTED TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6.   UNIT VALUES (CONTINUED)

* The Investment Income Ratio represents the dividends, excluding the distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

** The Expense Ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of underlying funds are excluded.

*** The Total Return Ratio represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. This does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

a The commencement and closing of sub-account operations for 2005 and 2006 are as follows:

           Sub-accounts Opened              2006      2005
----------------------------------------  --------  --------
Small Cap Opportunities A                           April 29
American Bond B                                      Aug 1
U.S. Global Leaders Growth A                        April 29
Active Bond A                                       April 29
Active Bond B                                       April 29
CGTC Overseas Equity B                              April 29
Independence Investment LLC Small Cap B             April 29
Marisco International Opportunities B               April 29
T Rowe Price Mid Value B                            April 29
UBS Large Cap B                                     April 29
U.S. High Yield B                                   April 29
Wellington Small Cap Growth B                       April 29
Wellington Small Cap Value B                        April 29
Wells Capital Core Bond B                           April 29
Index Allocation B                         Feb 16
Large Cap Value A                           Dec 1
Scudder Bond B                            April 29
Scudder Equity 500 Index B                 Sept 16

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTED TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

          Sub-accounts Closed              2006      2005
----------------------------------------  -------  --------
Diversified Bond A                                 April 29
Diversified Bond B                                 April 29
Overseas A                                         April 29
Overseas B                                         April 29
Aggressive Growth A                                April 29
Aggressive Growth B                                April 29
Small Company Blend A                              April 29
Small Company Blend B                              April 29
Strategic Growth A                                 April 29
Strategic Growth B                                 April 29
Great Companies America B                          April 29
Scudder 21st Century Growth B                      April 29
Scudder Growth B                                   April 29
Scudder Eagle Focused Large Cap Growth B           April 29
Scudder Focus Value & Growth B                     April 29
Scudder Index 500 B                                 Sept 16
Large Cap Growth A                         May 1
Large Cap Growth B                         May 1
Strategic Value A                          Dec 4
Strategic Value B                          Dec 4
Mid Cap Core B                             Dec 4
Scudder Dreman Financial Services B       Sept 18
Scudder Salomon Aggressive Growth B        Dec 6
Scudder Janus Growth Opportunities B       Dec 6
Scudder MFS Strategic Value B             Sept 18
Scudder Oak Strategic Equity B             Dec 6
Scudder Income Allocation B               Sept 18
Scudder Templeton Foreign Value B          Dec 6
Scudder Mercury Large Cap Core B           Dec 6

7. DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                            PART C OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

DATE OF CHANGE       OLD NAME                      NEW NAME
--------------       --------                      --------
October 1, 1997      FNAL Variable Account         The Manufacturers Life
                                                   Insurance Company of New York
                                                   Separate Account A
October 1, 1997      First North American Life     The Manufacturers Life
                     Assurance Company             Insurance Company of New York
November 1, 1997     NAWL Holding Co., Inc.        Manulife-Wood Logan Holding
                                                   Co., Inc.
September 24, 1999   Wood Logan Associates, Inc.   Manulife Wood Logan, Inc
January 1, 2005      The Manufacturers  Life       John Hancock Life Insurance
                     Insurance Company of New      Company of New York
                     York Separate Account A       Separate Account A
January 1, 2005      The Manufacturers Life        John Hancock Life Insurance
                     Insurance Company of New      Company of New York
                     York                          Separate Account A.
January 1, 2005      Manulife Financial            John Hancock Distributors LLC
                     Securities LLC
January 1, 2005      Manufacturers Securities      John Hancock Investment
                     Services LLC                  Management Services LLC

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets.

                                    * * * * *

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements

          (1) Financial Statements of the Registrant, John Hancock Life Insurance Company of New York Separate Account A (Part B of the registration statement). [FILED HEREWITH]

          (2) Financial Statements of the Depositor, John Hancock Life Insurance Company of New York (Part B of the registration statement). [FILED HEREWITH]

     (b)  Exhibits

          (1) (a) Resolution of the Board of Directors of First North American Life Assurance Company establishing the FNAL Variable Account - incorporated by reference to Exhibit (b)(1)(a) to Form N-4, File No. 33-46217 filed February 25, 1998.

               (b) Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account - incorporated by reference to Exhibit (b)(1)(b) to Form N-4, File No. 33-46217 filed February 25, 1998.

          (2) Agreements for custody of securities and similar investments - Not Applicable.

          (3) (a) Underwriting and Distribution Agreement between The Manufacturers Life Insurance Company of New York (Depositor) and Manufacturers Financial Securities LLC (Underwriter)-incorporated by reference to Exhibit (b)(3)(a) to the Registrant's Initial Registration Statement on Form N-4 File, No.333-83558, filed February 28, 2002.

               (b) Selling Agreement between The Manufacturers Life Insurance Company of New York, Manufacturers Financial Securities LLC (Underwriter) and General Agents-incorporated by reference to Exhibit (b)(3)(b) to the Registrant's Initial Registration Statement on Form N-4 File, No.333-83558, filed February 28, 2002.

          (4)  (a)  (i)  Form of Specimen Flexible Purchase Payment Individual
                         Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v24) - incorporated by reference to Exhibit (b)(4)(a)(i) to the Registrant's Initial Registration Statement on Form N-4 File, No.333-83558, filed February 28, 2002.

          (5)  (a)  (i)  Form of Specimen Application for Flexible Purchase
                         Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v24) - previously filed as Exhibit (b)(5)(a)(i) to post-effective amendment no. 8 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed February 25, 2000.

          (6)  (a)  (i)  Declaration of Intention and Charter of First North
                         American Life Assurance Company - incorporated by reference to Exhibit (b)(6)(a)(i) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                    (ii) Certificate of Amendment of the Declaration of
                         Intention and Charter of First North American Life Assurance Company - incorporated by reference to Exhibit (b)(6)(a)(ii) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                    (iii) Certificate of Amendment of the Declaration of
                         Intention and Charter of The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit (b)(6)(a)(iii) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                    (iv) Certificate of Amendment of the Declaration of
                         Intention and Charter of John Hancock Life Insurance Company of New York dated as of January 1, 2005-Incorporated by reference to Exhibit (b)(6)(a)(iv) to Form N-4, file number 033-79112, filed May 1, 2007.

                    (v) Certificate of Amendment of the Declaration of Intention and Charter of John Hancock Life Insurance Company of New York dated as of August 10, 2006-Incorporated by reference to Exhibit (b)(6)(a)(v) to Form N-4, file number 033-79112, filed May 1, 2007.

               (b) By-laws of John Hancock Life Insurance Company of New York, as amended and restated as of August 10, 2006- Incorporated by reference to Exhibit (b)(6)(b) to Form N-4, file number 033-79112, filed May 1, 2007 .

          (7) Contract of reinsurance in connection with the variable annuity contracts being offered - Not Applicable.

          (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

               (a) Administrative Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company -incorporated by reference to Exhibit
                    (b)(3)(a) to the Registrant's Initial Registration Statement on Form N-4 File, No.333-83558, filed February 28, 2002.

               (b) Investment Services Agreement between The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit 1(A)(8)(c) to pre-effective amendment no. 1 to The Manufacturers Life Insurance Company of New York Separate Account B Registration Statement on Form S-6, filed March 16, 1998.

          (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered- Incorporated by reference to Exhibit (A)(9) to pre-effective amendment no. 1 to this registration statement filed on September 6, 2002.

          (10) Written consent of Ernst & Young LLP, independent registered public accounting firm [FILED HEREWITH].

          (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable.

          (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - Not Applicable.

          (13) Schedules of computations - Incorporated by reference to Exhibit
               (b)(13) to post effective amendment no. 2 to Form N-4, file number 33-76162 filed March 1, 1996.

          (14) (a) Power of Attorney - The Manufacturers Life Insurance Company of New York Directors is incorporated by reference to exhibit 7 to pre-effective amendment no. 1 to The Manufacturers Life Insurance Company of New York Separate Account B Registration Statement on Form S-6, filed March 16, 1998.

               (b) Power of Attorney, Thomas Borshoff - previously filed as Exhibit (b)(14)(b) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No. 33-79112, filed March 2, 1999.

               (c)  Not applicable.

               (d)  Not applicable.

               (e) Power of Attorney, Bradford J. Race, Jr. - incorporated by reference to Exhibit (b)(14)(e) to the Registrant's Initial Registration Statement on Form N-4 File, No.333-83558, filed February 28, 2002.

               (f) Power of Attorney, Joseph M. Scott - Incorporated by reference to Exhibit (b) (14) (f) to the registration statement on Form N-4, File No. 333-79112, filed April, 2003.

               (g)  Not applicable.

               (h)  Not applicable.

               (i)  Not applicable.

               (j) Power of Attorney, James R. Boyle, James Brockelman, Marc Costantini, James D. Gallagher and Bruce Speca incorporated by reference to post effective amendment no. 11 to Form N-4, File no 333-83558, filed May 1, 2006.

               (k) Power of Attorney, Steven A. Finch, Katherine MacMillan, Hugh McHaffie, Neil M. Merkl, Diana Scott and Robert Ullmann, incorporated by reference to post effective amendment no. 12 to the registration statement on Form N-4, File No. 333-83558, filed October 16, 2006

               (l)  Power of Attorney, William P. Hicks III [FILED HEREWITH]

Item 25. Directors and Officers of the Depositor.

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY NEW YORK
                             AS OF FEBRUARY 27, 2007

NAME AND PRINCIPAL BUSINESS ADDRESS   POSITION WITH DEPOSITOR
-----------------------------------   -----------------------
James D. Gallagher*                   Chairman, President, Director
Thomas Borshoff*                      Director
Marc Costantini*                      Director
Steven A. Finch*                      Director
Ruth Ann Fleming*                     Director
William P. Hicks III*                 Director
Katherine MacMillan**                 Director, Executive Vice President,
                                      Retirement Plan Services
Neil M. Merkel*                       Director
Lynne Patterson**                     Director

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY NEW YORK
                             AS OF FEBRUARY 27, 2007

NAME AND PRINCIPAL BUSINESS ADDRESS   POSITION WITH DEPOSITOR
-----------------------------------   -----------------------
Bradford J. Race, Jr.*                Director
Diana Scott*                          Director
Bruce R. Speca*                       Director
Robert L. Ullmann*                    Director
James R. Boyle*                       Executive Vice President, US Insurance
Peter Copestake**                     Senior Vice President & Treasurer
Philip Clarkson**                     Vice President, US Taxation
Brian Collins**                       Vice President, US Taxation
Edward Eng*                           Vice President, Product Development,
                                      Retirement Plan Services
Robert K. Leach*                      Vice President, Annuity Product Management
Elaine Leighton*                      Vice President, Compliance and Market
                                      Conduct, Retirement Plan Services
Gregory Mack*                         Vice President, Distribution
Hugh McHaffie*                        Executive Vice President, US Wealth
                                      Management
Steven McCormick*                     Vice President, Operations, Retirement
                                      Plan Services
Thomas Samoluk*                       Vice President, Government Relations
Yiji Starr*                           Vice President and CFO
Patrick Gill**                        Controller
Alan Tonner*                          Director,Federal & Contract Compliance
Emanuel Alves*                        Secretary and Chief Administrative Officer

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

Registrant is a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), operated as a unit investment trust. Registrant supports certain benefits payable under the Company's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.

On the effective date of this Amendment to the Registration Statement, the Company and its affiliates are controlled by Manulife Financial Corporation ("MFC"). A list of other persons controlled by MFC as of December 31, 2006 appears below:

Principal Subsidiaries

The following is a list of the directly and indirectly held major operating subsidiaries of Manulife Financial Corporation.

AS AT DECEMBER 31, 2006                                     OWNERSHIP  EQUITY
(Unaudited, Canadian $ in millions)                        PERCENTAGE INTEREST           ADDRESS DESCRIPTION
-----------------------------------                        ---------- --------           ------- -----------
MANULIFE FINANCIAL CORPORATION                                                   Toronto, Canada Publicly traded stock life
                                                                                                 insurance company
   THE MANUFACTURERS LIFE INSURANCE COMPANY                       100 $14,440    Toronto, Canada Leading Canadian-based financial
                                                                                                 services company that offers a
                                                                                                 diverse range of financial
                                                                                                 protection products and wealth
                                                                                                 management services
      Manulife Holdings (Alberta) Limited                         100            Calgary, Canada Holding company
         Manulife Holdings (Delaware) LLC                         100           Delaware, U.S.A. Holding company
            The Manufacturers Investment Corporation              100           Michigan, U.S.A. Holding company
               John Hancock Life Insurance Company                100           Michigan, U.S.A. U.S. based life insurance company
                  (U.S.A.)                                                                       that provides individual life
                                                                                                 insurance, annuities, and group
                                                                                                 pension products in all states in
                                                                                                 the U.S. except New York
                  John Hancock Life Insurance Company of          100           New York, U.S.A. Provides group pension, individual
                     New York                                                                    annuities and life insurance
                                                                                                 products in the State of New York
                  John Hancock Investment Management              95             Massachusetts, Investment advisor
                     Services, LLC                                                               U.S.A.
               Manulife Reinsurance Limited                       100          Hamilton, Bermuda Provides life and financial
                                                                                                 reinsurance
         Manulife Holdings (Bermuda) Limited                      100          Hamilton, Bermuda Holding company
      Manufacturers P&C Limited                                   100               St. Michael, Provides property and casualty and
                                                                                        Barbados financial reinsurance
         Manufacturers Life Reinsurance Limited                   100               St. Michael, Provides life and financial
                                                                                        Barbados reinsurance
         Manulife International Holdings Limited                  100          Hamilton, Bermuda Holding company
            Manulife (International) Limited                      100           Hong Kong, China Life insurance company serving Hong
                                                                                                 Kong and Taiwan
               Manulife-Sinochem Life Insurance Co. Ltd.           51            Shanghai, China Chinese life insurance company
            Manulife Asset Management (Asia) Limited              100               St. Michael, Holding company
                                                                                        Barbados
               Manulife Asset Management (Hong Kong)              100           Hong Kong, China Hong Kong investment management and
                  Limited                                                                        advisory company marketing mutual
                                                                                                 funds
      Manulife Bank of Canada                                     100           Waterloo, Canada Provides integrated banking
                                                                                                 products and service options not
                                                                                                 available from an insurance company
      Manulife Canada Ltd.                                        100           Waterloo, Canada Canadian life insurance company
         FNA Financial Inc.                                       100            Toronto, Canada Holding company
      Elliott & Page Limited                                      100            Toronto, Canada Investment counseling, portfolio
                                                                                                 and mutual fund management in
                                                                                                 Canada
      First North American Insurance Company                      100            Toronto, Canada Canadian property and casualty
                                                                                                 insurance company
      NAL Resources Management Limited                            100            Calgary, Canada Management company for oil and gas
                                                                                                 properties
      Manulife Securities International Ltd.                      100           Waterloo, Canada Mutual fund dealer for Canadian
                                                                                                 operations
      Regional Power Inc.                                        83.5           Montreal, Canada Operator of hydro-electric power
                                                                                                 projects
         MLI Resources Inc.                                       100            Calgary, Canada Holding company for oil and gas
                                                                                                 assets and Japanese operations
      Manulife Life Insurance Company                             100               Tokyo, Japan Japanese life insurance company
      P.T. Asuransi Jiwa Manulife Indonesia                        95                   Jakarta, Indonesian life insurance company
                                                                                       Indonesia
         P.T. Manulife Aset Manajemen Indonesia                  95.3                   Jakarta, Indonesian investment management
                                                                                       Indonesia and advisory company marketing
                                                                                                 mutual funds
      The Manufacturers Life Insurance Co. (Phils.), Inc.         100                    Manila, Filipino life insurance company
                                                                                     Philippines
      Manulife (Singapore) Pte. Ltd.                              100                  Singapore Singaporean life insurance company
      Manulife (Vietnam) Limited                                  100          Ho Chi Minh City, Vietnamese life insurance company
                                                                                         Vietnam
      Manulife Insurance (Thailand) Public Company Limited       97.9          Bangkok, Thailand Thai life insurance company
      Manulife Europe Ruckversicherungs-Aktiengesellschaft        100           Cologne, Germany European property and casualty
                                                                                                 reinsurance company
      MFC Global Fund Management (Europe) Limited                 100            London, England Holding company
         MFC Global Fund Investment Management (Europe)           100            London, England Investment management company for
            Limited                                                                              Manulife Financial's international
                                                                                                 funds

AS AT DECEMBER 31, 2006                                     OWNERSHIP  EQUITY
(Unaudited, Canadian $ in millions)                        PERCENTAGE INTEREST           ADDRESS DESCRIPTION
-----------------------------------                        ---------- --------           ------- -----------
MANULIFE FINANCIAL CORPORATION                                                   Toronto, Canada Publicly traded stock life
                                                                                                 insurance company
   JOHN HANCOCK HOLDINGS (DELAWARE) LLC                           100 $11,547        Wilmington, Holding company
                                                                                Delaware, U.S.A.
      John Hancock Financial Services, Inc.                       100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
         John Hancock Life Insurance Company                      100                    Boston, Leading U.S. based financial
                                                                                  Massachusetts, services company that offers a
                                                                                          U.S.A. diverse range of financial
                                                                                                 protection products and wealth
                                                                                                 management services
            John Hancock Variable Life Insurance Company          100                    Boston, U.S. based life insurance company
                                                                                  Massachusetts, that provides variable and
                                                                                          U.S.A. universal life insurance policies,
                                                                                                 and annuity products in all states
                                                                                                 in the U.S. except New York
            P.T. Asuransi Jiwa John Hancock Indonesia            96.2                   Jakarta, Indonesian life insurance company
                                                                                       Indonesia
            Independence Declaration Holdings LLC                 100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
               Declaration Management & Research LLC              100          McLean, Virginia, Provides institutional investment
                                                                                          U.S.A. advisory services
            John Hancock Subsidiaries LLC                         100                Wilmington, Holding company
                                                                                Delaware, U.S.A.
               John Hancock Financial Network, Inc.               100                    Boston, Financial services distribution
                                                                                  Massachusetts, organization
                                                                                           U.S.A
               The Berkeley Financial Group, LLC                  100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                           U.S.A
                  John Hancock Funds LLC                          100                    Boston, Mutual fund company
                                                                                  Massachusetts,
                                                                                           U.S.A
               Hancock Natural Resource Group, Inc.               100                    Boston, Manager of globally diversified
                                                                                  Massachusetts, timberland and agricultural
                                                                                           U.S.A portfolios for public and corporate
                                                                                                 pension plans, high net-worth
                                                                                                 individuals, foundations and
                                                                                                 endowments
      John Hancock International Holdings, Inc.                   100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
         Manulife Insurance (Malaysia) Berhad                    45.8              Kuala Lumpur, Malaysian life insurance company
                                                                                        Malaysia
      John Hancock International, Inc.                            100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
         John Hancock Tianan Life Insurance Company                50            Shanghai, China Chinese life insurance company

Item 27. Number of Contract Owners.

As of MARCH 31, 2007 there were 8,391 qualified and 6,733 non-qualified contracts of the series offered hereby outstanding.

Item 28. Indemnification.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or , if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper. The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

(a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
--------------------------                                           ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account H       Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account U       Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account V       Principal Underwriter
John Hancock Life Insurance Company Variable Life Account UV         Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account I      Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account JF     Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account S      Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account U      Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account V      Principal Underwriter

(b) John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC) and the following officers of John Hancock Life Insurance Company (U.S.A.) have power to act on behalf of JHD
     LLC: John DesPrez III* (Chairman and President), Marc Costantini* (Executive Vice President and Chief Financial Officer) and Jonathan Chiel* (Executive Vice President and General Counsel). The board of managers of JHD LLC (consisting of Marc Costantini*, Kevin Hill*, Steve Finch***, Katherine MacMillan** and Christopher M. Walker**) may also act on behalf of JHD LLC.

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***  197 Clarendon St, Boston, MA 02116

(c) None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

Item 31. Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company (U.S.A.) ("Manulife USA"). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32. Undertakings.

a. Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

John Hancock Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

b. Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this first day of May 2007.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT A
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
    (Depositor)


By: /s/ James D. Gallagher
    -----------------------------------------------
    James D. Gallagher
    Chairman and President


JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK


By: /s/ James D. Gallagher
    -----------------------------------------------
    James D. Gallagher
    Chairman and President

                                   SIGNATURES

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the first day of May 2007.

Signature                               Title
---------                               -----


/s/ James D. Gallagher                  Chairman and President
-------------------------------------   (Principal Executive Officer)
James D. Gallagher


/s/ Yiji Starr                          Vice President and CFO
-------------------------------------   (Principal Financial Officer)
Yiji Starr


/s/ Patrick Gill                        Controller
-------------------------------------   (Principal Accounting Officer)
Patrick Gill


*                                       Director
-------------------------------------
Thomas Borshoff


*                                       Director
-------------------------------------
Marc Costantini


*                                       Director
-------------------------------------
Steven A. Finch


                                        Director
-------------------------------------
Ruth Ann Fleming


*                                       Director
-------------------------------------
William P. Hicks III


*                                       Director
-------------------------------------
Katherine MacMillan


*                                       Director
-------------------------------------
Neil M. Merkl


-------------------------------------   Director
Lynne Patterson


*                                       Director
-------------------------------------
Bradford J. Race, Jr.


*                                       Director
-------------------------------------
Diana Scott


*                                       Director
-------------------------------------
Bruce R. Speca


*                                       Director
-------------------------------------
Robert L. Ullmann


*/s/ Arnold R. Bergman                  Chief Counsel - Annuities
-------------------------------------
Arnold R. Bergman
Pursuant to Power of Attorney

                                  EXHIBIT INDEX

 ITEM NO.                                DESCRIPTION
----------                               -----------
24(B)10      Written consent of Ernst & Young LLP, independent registered public accounting firm

24(B)14(m)   Power of Attorney, _____________.